COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2020

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BONDS - 0.0%

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
$300,000		United States Treasury Note	1.750%	05/15/22	$308
		TOTAL U.S. TREASURY SECURITIES			308

		TOTAL GOVERNMENT BONDS			308
		(Cost $301)

		TOTAL BONDS			308
		(Cost $301)

SHARES		COMPANY
COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 1.7%
16,427		AB Dynamics plc			393
259,370	*	Adient plc			4,495
35,775		Aisan Industry Co Ltd			160
542,763		Aisin Seiki Co Ltd			17,365
173,734	*	American Axle & Manufacturing Holdings, Inc			1,002
239,408		Apollo Tyres Ltd			425
761,838		Aptiv plc			69,845
78,220		ARB Corp Ltd			1,563
1,026,673	*,e,g	Aston Martin Lagonda Global Holdings plc			675
3,170	e	Autoneum Holding AG.			390
99,800	*	BAIC BluePark New Energy Technology Co Ltd			87
997,500	g	BAIC Motor Corp Ltd			408
76,338		Bajaj Holdings and Investment Ltd			2,984
82,992		Balkrishna Industries Ltd			1,664
973,126		Bayerische Motoren Werke AG.			70,627
2,228		Bayerische Motoren Werke AG. (Preference)			122
535,204		Bharat Forge Ltd			3,258
36,031		BorgWarner, Inc			1,396
2,732		Bosch Ltd			509
173,367	e	Brembo S.p.A			1,734
385,427		Bridgestone Corp			12,183
1,450,235		Brilliance China Automotive Holdings Ltd			1,371
60,400		BYD Co Ltd			1,038
2,041,262	e	BYD Co Ltd (H shares)			32,918
17,852		Ceat Ltd			242
6,100		Changzhou Xingyu Automotive Lighting Systems Co Ltd			135
1,082,554		Chaowei Power Holdings Ltd			402
908,009		Cheng Shin Rubber Industry Co Ltd			1,162
209,791		China Motor Corp			306
78,100		Chongqing Changan Automobile Co Ltd			155
79,921		Cie Automotive S.A.			1,508
65,358		Compagnie Plastic-Omnium S.A.			1,727
84,773		Continental AG.			9,187
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
81,839		Cooper Tire & Rubber Co	$2,594
32,453	*	Cooper-Standard Holding, Inc	429
56,847		Cub Elecparts, Inc	317
39,700		Daido Metal Co Ltd	193
41,700	e	Daikyonishikawa Corp	222
128,153		Daimler AG. (Registered)	6,913
235,470		Dana Inc	2,901
413,219		Denso Corp	18,112
92,000		Depo Auto Parts Ind Co Ltd	150
329,036	g	Dometic Group AB	4,062
1,407,187		Dongfeng Motor Group Co Ltd	880
35,784	*	Dorman Products, Inc	3,234
2,799,068		Drb-Hicom BHD	1,413
27,700		Eagle Industry Co Ltd	209
552,005		Eicher Motors Ltd	16,481
32,275	*,e	ElringKlinger AG.	249
29,899	g	Endurance Technologies Ltd	467
37,082		Exedy Corp	483
189,020		Exide Industries Ltd	423
10,090		Faurecia	435
36,000		FCC Co Ltd	664
106,004		Ferrari NV	19,454
164,350		Fiat DaimlerChrysler Automobiles NV	2,017
6,297,447		Ford Motor Co	41,941
35,696		Ford Otomotiv Sanayi AS	404
48,137	*,e	Fox Factory Holding Corp	3,578
537,732		Fuji Heavy Industries Ltd	10,439
60,480		Futaba Industrial Co Ltd	309
66,600		Fuyao Glass Industry Group Co Ltd	318
280,800	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	1,035
12,126,302		Geely Automobile Holdings Ltd	24,326
1,743,473		General Motors Co	51,589
722,689	*,†,e	General Motors Co	0
24,057,000	*,†	General Motors Co	0
26,439,191	*,†	General Motors Co	0
6,062,000	*,†	General Motors Co	0
85,268,000	*,†,e	General Motors Co	0
35,983,677	*,†	General Motors Co	0
40,684,487	*,†,e	General Motors Co	0
18,507,434	*,†	General Motors Co	0
7,950,000	*,†	General Motors Co	0
4,230,271	*,†,e	General Motors Co	0
36,375		Gentex Corp	937
78,567	*	Gentherm, Inc	3,213
195,228	e,g	Gestamp Automocion S.A.	565
18,329		Global & Yuasa Battery Co Ltd	433
35,000		Global PMX Co Ltd	204
374,225		Goodyear Tire & Rubber Co	2,870
2,313,089		Great Wall Motor Co Ltd	2,951
24,700	e	G-Tekt Corp	282
1,470,165		Guangzhou Automobile Group Co Ltd (Hong Kong)	1,233
98,560		GUD Holdings Ltd	808
6,877		Halla Holdings Corp	183
34,621		Hankook Tire Co Ltd	933
89,350		Hanon Systems	943
282,861		Harley-Davidson, Inc	6,941
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
129,105		Hero Honda Motors Ltd	$5,511
1,306,190		Honda Motor Co Ltd	31,018
1,053,990		Hota Industrial Manufacturing Co Ltd	3,482
67,400		Huayu Automotive Systems Co Ltd	248
63,795		Hyundai Mobis	12,516
108,850		Hyundai Motor Co	16,580
18,605		Hyundai Motor Co Ltd (2nd Preference)	1,404
11,233		Hyundai Motor Co Ltd (Preference)	811
14,711		Hyundai Wia Corp	509
32,500		Ichikoh Industries Ltd	143
10,356		Indus Motor Co Ltd	80
387,751		Isuzu Motors Ltd	3,391
20,096		Kayaba Industry Co Ltd	417
45,706		Keihin Corp	1,124
478,874		Kenda Rubber Industrial Co Ltd	490
132,498		Kia Motors Corp	5,313
73,487	*	Koito Manufacturing Co Ltd	3,750
82,010	*	Kumho Tire Co, Inc	258
48,149		LCI Industries, Inc	5,118
9,948		Lear Corp	1,085
35,007	*,e	Leoni AG.	207
108,745		Linamar Corp	3,235
269,180		Magna International, Inc	12,317
1,730,642		Mahindra & Mahindra Ltd	14,308
79,597	*	Mahindra CIE Automotive Ltd	146
35,812		Mahle-Metal Leve S.A. Industria e Comercio	108
128,301		Mando Corp	3,905
165,991		Martinrea International, Inc	1,188
138,241		Maruti Suzuki India Ltd	12,673
399,782		Mazda Motor Corp	2,345
10,658		MGI Coutier	212
592,014		Michelin (C.G.D.E.) (Class B)	63,551
60,441		Minda Industries Ltd	271
834,179		Minth Group Ltd	3,643
471,563	e	Mitsubishi Motors Corp	1,041
170,039	*	Modine Manufacturing Co	1,063
483,385		Motherson Sumi Systems Ltd	757
29,786	*	Motorcar Parts of America, Inc	463
51,238		Musashi Seimitsu Industry Co Ltd	542
383,949		Nan Kang Rubber Tire Co Ltd	567
34,782		Nexen Tire Corp	159
2,803,000	e	Nexteer Automotive Group Ltd	1,964
109,920		NGK Spark Plug Co Ltd	1,919
233,715	*	NHK Spring Co Ltd	1,496
94,412		Nifco, Inc	2,579
21,800		Ningbo Joyson Electronic Corp	71
51,600		Ningbo Tuopu Group Co Ltd	305
1,005,216	*	NIO, Inc (ADR)	21,331
48,253		Nippon Seiki Co Ltd	528
1,632,316	*	Nissan Motor Co Ltd	5,773
71,210	e	Nissan Shatai Co Ltd	625
45,810		Nissin Kogyo Co Ltd	976
26,927	*,e	Niu Technologies (ADR)	517
93,288		NOK Corp	973
146,548	e	Nokian Renkaat Oyj	4,143
44,700		Pacific Industrial Co Ltd	411
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
336,764	e	Peugeot S.A.	$6,107
644,339		Piaggio & C S.p.A.	1,741
30,994		Piolax Inc	461
377,426	g	Pirelli & C S.p.A	1,617
450,640		Porsche AG.	26,809
101,954		Press Kogyo Co Ltd	290
121,500		Prinx Chengshan Cayman Holding Ltd	127
81,284,707		PT Astra International Tbk	24,474
1,845,100		PT Selamat Sempurna Tbk	148
662,830		Qingling Motors Co Ltd	116
297,248		Renault S.A.	7,711
8,961		Riken Corp	231
63,217		S&T Daewoo Co Ltd	2,749
247,200		SAIC Motor Corp Ltd	697
453,920		Sanyang Industry Co Ltd	352
42,200		Shandong Linglong Tyre Co Ltd	182
24,600		Shoei Co Ltd	817
55,537		Showa Corp	1,208
13,539		SL Corp	164
848,754		Sri Trang Agro-Industry PCL (Foreign)	714
54,371		Standard Motor Products, Inc	2,428
91,835		Stanley Electric Co Ltd	2,647
178,435	*	Stoneridge, Inc	3,278
530,293		Sumitomo Electric Industries Ltd	5,970
120,259		Sumitomo Rubber Industries, Inc	1,117
42,052		Sundram Fasteners Ltd	229
522,424		Suzuki Motor Corp	22,380
29,600		Tachi-S Co Ltd	274
7,885,851	*	Tata Motors Ltd	14,308
1,143,996	*,e	Tata Motors Ltd (ADR)	10,399
26,400		Teikoku Piston Ring Co Ltd	322
88,955	*	Tenneco, Inc	617
1,455,398	*,e	Tesla, Inc	624,380
88,111		Thor Industries, Inc	8,393
264,557	e,g	TI Fluid Systems plc	525
2,333,118	e	Tianneng Power International Ltd	4,192
54,847		Tokai Rika Co Ltd	820
41,417	e	Tokai Rubber Industries, Inc	222
322,699		Tong Yang Industry Co Ltd	402
36,568		Topre Corp	395
246,125	e	Toyo Tire & Rubber Co Ltd	3,987
45,750		Toyoda Gosei Co Ltd	1,050
76,695		Toyota Boshoku Corp	1,087
103,078		Toyota Industries Corp	6,527
3,713,120		Toyota Motor Corp	246,440
9,796		Trigano S.A.	1,513
46,400		TS Tech Co Ltd	1,312
66,656		Tube Investments of India Ltd	547
59,883		Tupy S.A.	185
241,400		UMW Holdings BHD	146
40,500		Unipres Corp	331
1,078,083		Valeo S.A.	33,106
22,593	*,e	Visteon Corp	1,564
40,905		Volkswagen AG.	7,150
24,666		Volkswagen AG. (Preference)	3,969
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,900		Weifu High-Technology Group Co Ltd	$63
102,074		Winnebago Industries, Inc	5,274
154,872	*,e	Workhorse Group, Inc	3,915
712,907		Xingda International Holdings Ltd	176
2,049,712		Xinyi Glass Holdings Co Ltd	4,145
27,613	*,e	XPEL, Inc	720
98,490	*	XPeng, Inc (ADR)	1,977
1,008,000	g	Yadea Group Holdings Ltd	1,489
234,974		Yamaha Motor Co Ltd	3,414
83,370		Yokohama Rubber Co Ltd	1,187
18,200		Yorozu Corp	182
835,000		Yulon Motor Co Ltd	667
315,200		Zhejiang Century Huatong Group Co Ltd	443
		TOTAL AUTOMOBILES & COMPONENTS	1,852,312

BANKS - 4.9%
6,996	e	1st Constitution Bancorp	83
41,684		1st Source Corp	1,286
60,403	e	77 Bank Ltd	933
65,415		Aareal Bank AG.	1,317
26,786	*	Aavas Financiers Ltd	521
1,419,665	g	ABN AMRO Group NV (ADR)	11,868
359,619		Absa Group Ltd	1,905
1,369,254		Abu Dhabi Commercial Bank PJSC	2,113
5,988		ACNB Corp	125
27,172,649		Agricultural Bank of China Ltd	8,526
4,158,200		Agricultural Bank of China Ltd (Class A)	1,939
32,199,843		AIB Group plc	33,033
8,547		Aichi Bank Ltd	247
2,933,494	*	Akbank TAS	1,932
16,300	e	Akita Bank Ltd	245
55,991		Aktia Bank Oyj	606
1,667,962		Al Rajhi Bank	29,235
925,115		Alinma Bank	4,037
84,738	*	Alior Bank S.A.	294
35,516	e	Allegiance Bancshares, Inc	830
924,200		Alliance Financial Group BHD	488
1,353,846	*	Alpha Bank AE	819
28,622		Altabancorp	576
315,270	*,†	Amagerbanken AS	0
51,479		Amalgamated Bank	545
38,224	*,e	Amerant Bancorp Inc	356
9,204	e	American National Bankshares, Inc	193
128,448	e	Ameris Bancorp	2,926
7,107		Ames National Corp	120
1,678,386		AMMB Holdings BHD	1,215
22,400	e	Aomori Bank Ltd	534
123,949	e	Aozora Bank Ltd	2,058
551,583		Arab National Bank	2,994
19,201	e	Arrow Financial Corp	482
38,580	e	Aruhi Corp	682
649,442		Ashikaga Holdings Co Ltd	1,474
19,364		Associated Banc-Corp	244
91,288	*,e	Atlantic Capital Bancshares, Inc	1,036
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
127,276	e	Atlantic Union Bankshares Corp	$2,720
73,857	g	AU Small Finance Bank Ltd	654
2,071	e	Auburn National Bancorporation, Inc	75
3,472,580		Australia & New Zealand Banking Group Ltd	43,324
34,444	e	Awa Bank Ltd	848
2,152,738		Axis Bank Ltd	12,459
135,607	*,e	Axos Financial, Inc	3,161
69,213		Banc of California, Inc	700
321,980	*,e	Banca Monte dei Paschi di Siena S.p.A	524
1,826,882	e	Banca Popolare dell’Emilia Romagna Scrl	4,255
509,331	e	Banca Popolare di Sondrio SCARL	1,067
29,718	e	Bancfirst Corp	1,214
82,328		Banco ABC Brasil S.A.	172
837	*	Banco ABC Brasil S.A.	2
66,511	e	Banco BBVA Argentina S.A. (ADR)	168
886,230		Banco Bilbao Vizcaya Argentaria S.A.	2,460
1,602,425	e	Banco BPM S.p.A.	2,710
1,254,191	*	Banco Bradesco S.A.	4,024
4,290,644	*	Banco Bradesco S.A. (Preference)	14,830
45,580,887	e	Banco Comercial Portugues S.A.	4,296
42,886,383		Banco de Chile	3,273
46,179		Banco de Credito e Inversiones	1,460
3,698,574		Banco de Oro Universal Bank	6,600
6,186,562		Banco de Sabadell S.A.	2,147
734,074	e,g	Banco del Bajio S.A.	550
3,446,684		Banco do Brasil S.A.	18,179
220,920		Banco do Estado do Rio Grande do Sul	469
16,063,377	*,†	Banco Espirito Santo S.A.	188
842,717		Banco Inter S.A.	8,145
11,247,447	*	Banco Itau Holding Financeira S.A.	45,063
44,612		Banco Macro S.A. (ADR) (Class B)	638
1,889,701		Banco Pan S.A.	2,732
394,948		Banco Santander Brasil S.A.	1,966
62,054,265		Banco Santander Chile S.A.	2,159
2,208,720		Banco Santander S.A. (AQXE)	4,120
251,106		BanColombia S.A.	1,593
430,004		BanColombia S.A. (Preference)	2,775
182,065		BancorpSouth Bank	3,528
674,079	g	Bandhan Bank Ltd	2,517
532,200		Bangkok Bank PCL (Foreign)	1,620
338,113		Bank AlBilad	2,183
663,372		Bank Alfalah Ltd	140
427,403		Bank Al-Jazira	1,600
5,534	e	Bank First Corp	325
36,457	*	Bank Handlowy w Warszawie S.A.	346
270,920		Bank Hapoalim Ltd	1,448
343,104		Bank Leumi Le-Israel	1,510
641,452	*	Bank Millennium S.A.	459
17,452,858		Bank of America Corp	420,439
1,223,800		Bank of Beijing Co Ltd	843
131,380		Bank of Chengdu Co Ltd	191
1,985,200		Bank of China Ltd	935
77,115,572		Bank of China Ltd (Hong Kong)	23,984
14,096		Bank of Commerce Holdings	98
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,484,600		Bank of Communications Co Ltd	$1,659
8,608,846		Bank of Communications Co Ltd (Hong Kong)	4,149
1,221,783		Bank of East Asia Ltd	2,255
42,640		Bank of Georgia Group plc	490
298,200		Bank of Hangzhou Co Ltd	517
5,785	e	Bank of Hawaii Corp	292
38,799,561		Bank of Ireland Group plc	71,933
15,559		Bank of Iwate Ltd	376
685,800		Bank of Jiangsu Co Ltd	614
610,394		Bank of Kaohsiung	209
190,824		Bank of Kyoto Ltd	9,226
43,227		Bank of Marin Bancorp	1,252
450,837	e	Bank of Montreal	26,355
13,310	e	Bank of Nagoya Ltd	324
567,000		Bank of Nanjing Co Ltd	659
340,657		Bank of Ningbo Co Ltd	1,581
1,127,706	e	Bank of Nova Scotia	46,851
298,705		Bank of NT Butterfield & Son Ltd	6,655
23,200	e	Bank of Okinawa Ltd	694
4,737		Bank of Princeton	86
499,489	e	Bank of Queensland Ltd	2,063
793,368		Bank of Shanghai Co Ltd	950
829,976		Bank of the Philippine Islands	1,099
46,005		Bank of the Ryukyus Ltd	400
16,787		Bank OZK	358
90,956		Bank Pekao S.A.	1,185
161,804,057		Bank Rakyat Indonesia	33,195
18,420		Bank Zachodni WBK S.A.	679
3,937	e	Bank7 Corp	37
36,674	e	BankFinancial Corp	265
1,352,266		Bankia S.A.	1,969
90,861		Bankinter S.A.	391
217,925		BankUnited	4,775
4,832	e	Bankwell Financial Group, Inc	68
57,367		Banner Corp	1,851
27,911		Banque Cantonale Vaudoise	2,832
564,230		Banque Saudi Fransi	4,877
26,086		Bar Harbor Bankshares	536
12,807,208		Barclays plc	16,157
1,099,665	g	BAWAG Group AG.	39,758
11,917	*	Baycom Corp	123
11,088		BCB Bancorp, Inc	89
609,609	e	Bendigo Bank Ltd	2,655
155,750		Berkshire Hills Bancorp, Inc	1,575
535,900		BIMB Holdings BHD	452
58,103	*	Bluegreen Vacations Holding Corp	778
1,487,459		BNP Paribas S.A.	53,808
3,446,316		BOC Hong Kong Holdings Ltd	9,136
5,139	*,e	Bogota Financial Corp	39
3,728	e	BOK Financial Corp	192
134,673		Boston Private Financial Holdings, Inc	743
6,023		BRE Bank S.A.	260
31,695		Bridge Bancorp, Inc	552
58,226	*,e	Bridgewater Bancshares, Inc	553
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
162,343		Brookline Bancorp, Inc	$1,403
32,845		Bryn Mawr Bank Corp	817
275,260		BS Financial Group, Inc	1,191
6,159,322		Bumiputra-Commerce Holdings BHD	4,574
31,704	e	Business First Bancshares, Inc	476
43,711		Byline Bancorp, Inc	493
2,967	e	C&F Financial Corp	88
200,462	e	Cadence BanCorp	1,722
3,539,365		CaixaBank S.A.	7,514
6,635	*,e	California Bancorp, Inc	75
11,390	e	Cambridge Bancorp	605
24,528		Camden National Corp	741
32,122		Can Fin Homes Ltd	182
487,141		Canadian Imperial Bank of Commerce	36,413
186,483	e	Canadian Western Bank	3,760
7,115	*	Capital Bancorp, Inc	67
21,553	e	Capital City Bank Group, Inc	405
495,941		Capitec Bank Holdings Ltd	30,546
231,184		Capitol Federal Financial	2,142
12,574		Capstar Financial Holdings, Inc	123
40,477	e	Carter Bank & Trust	269
236,156		Cathay General Bancorp	5,120
4,498	e	CB Financial Services, Inc	86
29,175	e	CBTX, Inc	477
338,461		Central Pacific Financial Corp	4,593
9,160	e	Central Valley Community Bancorp	113
3,714	e	Century Bancorp, Inc	244
4,821,338		Chang Hwa Commercial Bank	2,902
2,742	e	Chemung Financial Corp	79
368,854		Chiba Bank Ltd	2,035
8,871,481		China Citic Bank	3,438
306,700		China CITIC Bank Corp Ltd	228
696,300		China Construction Bank Corp	630
92,977,159		China Construction Bank Corp (Hong Kong)	60,414
2,449,100		China Everbright Bank Co Ltd	1,315
3,380,685		China Everbright Bank Co Ltd (Hong Kong)	1,069
3,786,396		China Merchants Bank Co Ltd	17,968
4,655,886		China Merchants Bank Co Ltd (Class A)	24,712
2,210,000		China Minsheng Banking Corp Ltd	1,724
5,824,719		China Minsheng Banking Corp Ltd (Hong Kong)	3,061
16,976,422		Chinatrust Financial Holding Co	10,846
8,754		ChoiceOne Financial Services, Inc	228
2,533,084		Chongqing Rural Commercial Bank	936
166,000	e	Chugoku Bank Ltd	1,592
11,100	e	Chukyo Bank Ltd	224
189,084		CIT Group, Inc	3,349
6,661,730		Citigroup, Inc	287,187
11,416	e	Citizens & Northern Corp	185
2,053,228		Citizens Financial Group, Inc	51,906
4,243	e	Citizens Holding Co	95
23,774		City Holding Co	1,370
305,330		City Union Bank Ltd	580
51,058		Civista Bancshares, Inc	639
29,400		CNB Financial Corp	437
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,595	*,e	Coastal Financial Corp	$93
8,564	e	Codorus Valley Bancorp, Inc	112
309,317	*,e	Collector AB	499
6,064		Colony Bankcorp Inc	65
114,316		Columbia Banking System, Inc	2,726
67,127	*	Columbia Financial, Inc	745
22,607	e	Comerica, Inc	865
15,177		Commerce Bancshares, Inc	854
1,024,185		Commercial Bank of Qatar QSC	1,144
2,993,005		Commercial International Bank	12,633
1,175,671	e	Commerzbank AG.	5,782
1,822,262		Commonwealth Bank of Australia	83,854
84,142	e	Community Bank System, Inc	4,582
12,827		Community Bankers Trust Corp	65
3,821	e	Community Financial Corp	82
25,754		Community Trust Bancorp, Inc	728
715,360		Concordia Financial Group Ltd	2,488
107,868		ConnectOne Bancorp, Inc	1,518
595,537,580		Corpbanca S.A.	1,582
4,348	e	County Bancorp, Inc	82
264,901		Credicorp Ltd (NY)	32,845
3,433,384		Credit Agricole S.A.	29,956
94,739		Credito Emiliano S.p.A.	443
71,027	*,e	Credito Valtellinese S.p.A	678
78,461	*,e	CrossFirst Bankshares, Inc	682
8,309		Cullen/Frost Bankers, Inc	531
71,274	*,e	Customers Bancorp, Inc	798
232,005		CVB Financial Corp	3,858
1,919,391		CYBG plc	1,810
5,646,074	*,†	Cyprus Popular Bank Public Co Ltd	66
483,627		Dah Sing Banking Group Ltd	420
163,508		Dah Sing Financial Holdings Ltd	395
38,886		Daishi Hokuetsu Financial Group, Inc	804
732,489		Danske Bank AS	9,908
1,670,946		DBS Group Holdings Ltd	24,565
162,790	g	Deutsche Pfandbriefbank AG.	1,079
147,544		Development Credit Bank Ltd	157
167,975		DGB Financial Group Co Ltd	787
56,143		Dime Community Bancshares	635
407,293		DNB NOR Holding ASA	5,674
1,553,662		Doha Bank QSC	1,000
878,567		Dubai Islamic Bank PJSC	1,036
11,042,715		E.Sun Financial Holding Co Ltd	9,834
5,464	e	Eagle Bancorp Montana, Inc	96
49,910	e	Eagle Bancorp, Inc	1,337
76,652		East West Bancorp, Inc	2,510
38,675		Ehime Bank Ltd	434
2,357,182		Emirates NBD Bank PJSC	6,885
7,024	e	Enterprise Bancorp, Inc	148
47,740		Enterprise Financial Services Corp	1,302
12,910	e	Equitable Group, Inc	728
24,946	*,e	Equity Bancshares, Inc	387
143,948		Erste Bank der Oesterreichischen Sparkassen AG.	3,014
5,131	*,e	Esquire Financial Holdings, Inc	77
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,994	e	ESSA Bancorp, Inc	$86
339,699		Essent Group Ltd	12,572
2,545,335	*	Eurobank Ergasias S.A.	1,120
898	e	Evans Bancorp, Inc	20
2,245,885		Far Eastern International Bank	798
11,267	e	Farmers & Merchants Bancorp, Inc	225
47,282		Farmers National Banc Corp	516
48,277		FB Financial Corp	1,213
12,656		Federal Agricultural Mortgage Corp (FAMC)	806
1,424,434		Federal Bank Ltd	943
20,030		FIBI Holdings Ltd	457
3,481	e	Fidelity D&D Bancorp, Inc	170
2,877,634		Fifth Third Bancorp	61,351
49,073		Financial Institutions, Inc	756
1,149,114		FinecoBank Banca Fineco S.p.A	15,828
115,297	e	First Bancorp (NC)	2,413
693,822	e	First Bancorp (Puerto Rico)	3,622
8,327		First Bancorp, Inc	176
38,462		First Bancshares, Inc	807
11,992	e	First Bank	74
123,298		First Busey Corp	1,959
6,295		First Business Financial Services, Inc	90
2,987	e	First Capital Inc	167
6,532		First Choice Bancorp	87
3,827		First Citizens Bancshares, Inc (Class A)	1,220
226,699		First Commonwealth Financial Corp	1,755
28,627	e	First Community Bancshares, Inc	517
6,484	e	First Community Corp	88
153,083		First Financial Bancorp	1,838
105,201		First Financial Bankshares, Inc	2,936
23,660		First Financial Corp	743
9,866,472		First Financial Holding Co Ltd	7,041
195,062		First Foundation, Inc	2,549
455	e	First Guaranty Bancshares, Inc	5
17,104		First Hawaiian, Inc	247
85,466		First Horizon National Corp	806
79,466		First International Bank Of Israel Ltd	1,649
18,624		First Internet Bancorp	274
80,254		First Interstate Bancsystem, Inc	2,556
177,148		First Merchants Corp	4,103
16,763	e	First Mid-Illinois Bancshares, Inc	418
183,832		First Midwest Bancorp, Inc	1,982
19,743		First National Financial Corp	475
7,554	e	First Northwest Bancorp	75
53,041		First of Long Island Corp	786
364,770		First Republic Bank	39,782
1,714	e	First Savings Financial Group, Inc	93
6,195	e	First United Corp	73
5,737	*,e	First Western Financial, Inc	74
209,931	e	Flagstar Bancorp, Inc	6,220
91,997		Flushing Financial Corp	968
45,292		FNB Corp	307
14,742	e	FNCB Bancorp Inc	78
3,352	e	Franklin Financial Services Corp	72
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,741	e	FS Bancorp, Inc	$153
119,631		Fukuoka Financial Group, Inc	2,011
256,153		Fulton Financial Corp	2,390
8,656	*,e	FVCBankcorp, Inc	87
42,342	e	Genworth MI Canada, Inc	1,098
357,185		Genworth Mortgage Insurance Australia Ltd	401
36,784		German American Bancorp, Inc	998
224,928		Glacier Bancorp, Inc	7,209
19,077		Great Southern Bancorp, Inc	691
153,412		Great Western Bancorp, Inc	1,910
3,349		Greene County Bancorp, Inc	73
4,610,969		Grupo Financiero Banorte S.A. de C.V.	15,978
106,567		Grupo Financiero Galicia S.A. (ADR) (Class B)	772
2,177,965	e	Grupo Financiero Inbursa S.A.	1,697
1,071,320		Grupo Security S.A.	177
52,583	e	Grupo Supervielle S.A. (ADR)	95
6,131	e	Guaranty Bancshares, Inc	153
390,400		Gunma Bank Ltd	1,302
225,500		Habib Bank Ltd	178
405,300		Hachijuni Bank Ltd	1,594
701,057		Hana Financial Group, Inc	16,842
159,974		Hancock Whitney Corp	3,009
967,185		Hang Seng Bank Ltd	14,329
58,599		Hanmi Financial Corp	481
92,100		HarborOne Northeast Bancorp, Inc	743
4,314	e	Hawthorn Bancshares Inc	82
10,377	e	HBT Financial, Inc	116
578,764		HDFC Bank Ltd	8,496
289,988		HDFC Bank Ltd (ADR)	14,488
70,010		Heartland Financial USA, Inc	2,100
247,050	e	Heritage Commerce Corp	1,644
54,052	e	Heritage Financial Corp	994
385,214		Hilltop Holdings, Inc	7,928
1,835		Hingham Institution for Savings	338
281,102		Hiroshima Bank Ltd	1,634
24,100		Hokkoku Bank Ltd	709
129,860		Hokuhoku Financial Group, Inc	1,307
7,151		Home Bancorp, Inc	173
240,435		Home Bancshares, Inc	3,645
55,240	*	Home Capital Group, Inc	895
16,628		HomeStreet, Inc	428
53,976		HomeTrust Bancshares, Inc	733
575,320		Hong Leong Bank BHD	2,088
162,573		Hong Leong Credit BHD	561
184,694		Hope Bancorp, Inc	1,401
165,064	e	Horizon Bancorp	1,665
1,938,976		Housing Development Finance Corp	45,959
10,574	*,e	Howard Bancorp, Inc	95
2,977,835		HSBC Holdings plc	11,650
7,748,270		Hua Nan Financial Holdings Co Ltd	4,750
599,200		Huaxia Bank Co Ltd	541
133,979		Huntington Bancshares, Inc	1,229
230,074		Hyakugo Bank Ltd	720
23,621		Hyakujushi Bank Ltd	401
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,680,669		ICICI Bank Ltd	$37,138
1,311,200		ICICI Bank Ltd (ADR)	12,889
2,208,467	*	IDFC Bank Ltd	900
71,206	*,e	Illimity Bank S.p.A	754
50,967		Independent Bank Corp (MA)	2,670
112,013		Independent Bank Corp (MI)	1,408
61,294		Independent Bank Group, Inc	2,708
103,637		India Infoline Ltd	112
155,100		IndusInd Bank Ltd	1,114
3,093,200		Industrial & Commercial Bank of China Ltd	2,238
58,887,506		Industrial & Commercial Bank of China Ltd (Hong Kong)	30,674
1,199,019		Industrial Bank Co Ltd	2,849
244,231		Industrial Bank of Korea	1,668
30,508,414		ING Groep NV	217,734
82,878		International Bancshares Corp	2,160
17,930,390	e	Intesa Sanpaolo S.p.A.	33,735
7,335	e	Investar Holding Corp	94
4,222,177		Investimentos Itau S.A. - PR	6,616
313,997		Investors Bancorp, Inc	2,280
154,711		Israel Discount Bank Ltd	417
255,754		Iyo Bank Ltd	1,695
329,831		Japan Post Bank Co Ltd	2,573
255,612		JB Financial Group Co Ltd	985
102,900		Jiangsu Changshu Rural Commercial Bank Co Ltd	118
9,271,144	n	JPMorgan Chase & Co	892,533
31,940		Juroku Bank Ltd	609
63,943		Jyske Bank	1,797
105,800		Kansai Mirai Financial Group, Inc	435
321,355		Karur Vysya Bank Ltd	142
1,692,434		Kasikornbank PCL (Foreign)	4,120
381,426		KB Financial Group, Inc	12,282
469,661		KBC Groep NV	23,552
199,753	e	Kearny Financial Corp	1,440
109,748		Keiyo Bank Ltd	509
120,473		Keycorp	1,437
233,132		Kiatnakin Bank PCL (Foreign)	275
1,536,000		King’s Town Bank	1,971
64,619		Kiyo Bank Ltd	998
37,663		Komercni Banka AS	794
3,650,848		Krung Thai Bank PCL (Foreign)	1,025
391,800	e	Kyushu Financial Group, Inc	1,838
149,280		Lakeland Bancorp, Inc	1,485
36,985		Lakeland Financial Corp	1,524
3,373		Landmark Bancorp, Inc	72
46,812	e	Laurentian Bank of Canada	962
10,582		LCNB Corp	144
11,681	*,e	LendingTree, Inc	3,585
3,834	e	Level One Bancorp, Inc	60
2,234,476		Liberbank S.A.	595
274,560		LIC Housing Finance Ltd	1,033
14,781	e	Liechtensteinische Landesbank AG.	837
4,748	*,e	Limestone Bancorp, Inc	50
44,583	e	Live Oak Bancshares, Inc	1,129
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
53,473,511		Lloyds TSB Group plc	$18,153
19,257		Luther Burbank Corp	161
16,072		M&T Bank Corp	1,480
37,520	e	Macatawa Bank Corp	245
7,051	e	Mackinac Financial Corp	68
5,818	*,e	MainStreet Bancshares Inc	71
3,803,705		Malayan Banking BHD	6,617
1,456,538		Malaysia Building Society	179
1,879,722		Masraf Al Rayan	2,152
207,100		MCB Bank Ltd	217
2,222,821		Mediobanca S.p.A.	17,418
10,528,363		Mega Financial Holding Co Ltd	10,162
27,295		Mercantile Bank Corp	492
9,883		Merchants Bancorp	195
237,529		Meridian Bancorp, Inc	2,458
4,885	e	Meridian Corp	79
59,766		Meta Financial Group, Inc	1,149
21,520	e	Metrocity Bankshares, Inc	283
3,679,751		Metropolitan Bank & Trust	2,913
19,793	*,e	Metropolitan Bank Holding Corp	554
710,409		MGIC Investment Corp	6,294
5,477	e	Mid Penn Bancorp, Inc	95
5,342	e	Middlefield Banc Corp	103
41,161		Midland States Bancorp, Inc	529
30,222	e	MidWestOne Financial Group, Inc	540
10,721,424		Mitsubishi UFJ Financial Group, Inc	42,788
17,500		Miyazaki Bank Ltd	400
36,761		Mizrahi Tefahot Bank Ltd	652
2,110,594		Mizuho Financial Group, Inc	26,344
3,624	*,e	MMA Capital Holdings Inc	82
1,001,601	g	Moneta Money Bank AS	2,300
202,146	*	Mr Cooper Group, Inc	4,512
43,368	e	Musashino Bank Ltd	646
8,303	e	MVB Financial Corp	133
27,849		Nanto Bank Ltd	516
3,565,077		National Australia Bank Ltd	45,800
184,156		National Bank Holdings Corp	4,834
2,637,606		National Bank of Abu Dhabi PJSC	8,139
317,663		National Bank of Canada	15,779
540,320	*	National Bank of Greece S.A.	677
383,000	*	National Bank Of Pakistan	92
5,514	e	National Bankshares, Inc	140
1,408,587		National Commercial Bank	13,992
85,405		NBT Bancorp, Inc	2,291
194,782		Nedbank Group Ltd	1,166
67,749		New York Community Bancorp, Inc	560
41,934	g	NIBC Holding NV	364
14,999	*	Nicolet Bankshares, Inc	819
140,964	e	Nishi-Nippon Financial Holdings, Inc	983
358,623	*	NMI Holdings, Inc	6,383
3,557,249		Nordea Bank Abp	27,031
291,797		North Pacific Bank Ltd	636
11,761	e	Northeast Bank	216
79,500		Northfield Bancorp, Inc	725
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,494		Northrim BanCorp, Inc	$242
183,180	e	Northwest Bancshares, Inc	1,685
245,329		Norwegian Finans Holding ASA	1,787
3,748	e	Norwood Financial Corp	91
537,131		Nova Ljubljanska Banka dd (ADR)	4,677
6,799	e	Oak Valley Bancorp	78
1,119,000		O-Bank Co Ltd	261
123,268		OceanFirst Financial Corp	1,688
931	e	Oconee Federal Financial Corp	20
133,687		OFG Bancorp	1,666
37,607	e	Ogaki Kyoritsu Bank Ltd	853
3,684		Ohio Valley Banc Corp	76
15,674		Oita Bank Ltd	364
267,527		Old National Bancorp	3,360
85,285	e	Old Second Bancorp, Inc	639
838,805		OneSavings Bank plc	3,016
4,664		OP Bancorp	27
40,271	e	Origin Bancorp, Inc	860
9,161	e	Orrstown Financial Services, Inc	117
214,081		OTP Bank	6,444
3,614,676		Oversea-Chinese Banking Corp	22,479
121,253		Pacific Premier Bancorp, Inc	2,442
104,375		PacWest Bancorp	1,783
620,500		Paragon Group of Cos plc	2,660
22,037	e	Park National Corp	1,806
8,733	e	Parke Bancorp, Inc	104
9,161		Partners Bancorp	52
10,741		PCB Bancorp	94
55,059		PCSB Financial Corp	665
6,437	*,e	PDL Community Bancorp	57
60,184		Peapack Gladstone Financial Corp	912
6,560	e	Penns Woods Bancorp, Inc	130
124,095		PennyMac Financial Services, Inc	7,212
3,881	e	Peoples Bancorp of North Carolina, Inc	60
28,421		Peoples Bancorp, Inc	543
11,715	e	Peoples Financial Services Corp	407
64,500		People’s United Financial, Inc	665
5,910,838	*	Permanent TSB Group Holdings plc	3,445
4,803,996		Ping An Bank Co Ltd	10,749
9,614		Pinnacle Financial Partners, Inc	342
10,694	*,e	Pioneer Bancorp, Inc	95
266,940	*	Piraeus Bank S.A.	330
4,182	e	Plumas Bancorp	82
53,388	g	PNB Housing Finance Ltd	246
1,292,106		PNC Financial Services Group, Inc	142,015
114,084		Popular, Inc	4,138
9,696,000	g	Postal Savings Bank of China Co Ltd	4,085
784,000		Postal Savings Bank of China Co Ltd	520
442,121		Powszechna Kasa Oszczednosci Bank Polski S.A.	2,427
22,756	e	Preferred Bank	731
10,479		Premier Financial Bancorp, Inc	113
140,651		Premier Financial Corp	2,191
10,550	*,e	Professional Holding Corp	141
53,144		Prosperity Bancshares, Inc	2,754
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,433		Provident Bancorp Inc	$42
4,566	e	Provident Financial Holdings, Inc	54
148,581		Provident Financial Services, Inc	1,813
5,045		Prudential Bancorp, Inc	53
13,476,574		PT Bank Central Asia Tbk	24,600
2,368,900		PT Bank Jabar Banten Tbk	139
17,832,205		PT Bank Mandiri Persero Tbk	5,964
7,193,019		PT Bank Negara Indonesia	2,158
3,366,500		PT Bank Pembangunan Daerah Jawa Timur Tbk	116
4,073,900		PT Bank Tabungan Negara Tbk	331
1,895,300		PT Bank Tabungan Pensiunan Nasional Syariah Tbk	420
2,782,189		Public Bank BHD	10,523
360,710		Qatar International Islamic Bank QSC	832
570,069		Qatar Islamic Bank SAQ	2,586
4,314,304		Qatar National Bank	21,599
40,299	e	QCR Holdings, Inc	1,105
349,700		Qingdao Rural Commercial Bank Corp	259
1,051,200		Radian Group, Inc	15,358
382,303	e	Raiffeisen International Bank Holding AG.	5,852
20,819	e	RBB Bancorp	236
348,704	g	RBL Bank Ltd	808
7,628		Red River Bancshares Inc	328
478,477	e	Regional SAB de C.V.	1,136
124,156		Regions Financial Corp	1,432
22,694	e	Reliant Bancorp Inc	329
82,344	e	Renasant Corp	1,871
15,740		Republic Bancorp, Inc (Class A)	443
35,351	*,e	Republic First Bancorp, Inc	70
2,589,258		Resona Holdings, Inc	8,821
1,419,139		RHB Capital BHD	1,563
10,685		Richmond Mutual Bancorporation, Inc	113
50,942		Ringkjoebing Landbobank A.S.	3,867
16,614		Riverview Bancorp, Inc	69
1,277,307		Riyad Bank	6,366
436,783	*,e	Rocket Cos, Inc	8,705
5,200	*,†	Roskilde Bank	0
1,655,812		Royal Bank of Canada	116,257
1,762,386		Royal Bank of Scotland Group plc	2,413
62,700	e	S&T Bancorp, Inc	1,109
2,293	e	Salisbury Bancorp, Inc	72
925,151		Samba Financial Group	6,654
22,200		San ju San Financial Group, Inc	290
126,043		Sandy Spring Bancorp, Inc	2,909
158,964		San-In Godo Bank Ltd	856
682,725		Saudi British Bank	4,611
6,394	e	SB Financial Group, Inc	86
5,217,618		Sberbank of Russia (ADR)	60,890
80,415	*	Seacoast Banking Corp of Florida	1,450
235,520		Security Bank Corp	450
8,297	*,e	Security National Financial Corp	53
13,194	*,e	Select Bancorp, Inc	95
237,480		Senshu Ikeda Holdings, Inc	396
44,848	e	ServisFirst Bancshares, Inc	1,526
410,217	e	Seven Bank Ltd	994
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,150,393		Shanghai Commercial & Savings Bank Ltd	$4,252
1,715,700		Shanghai Pudong Development Bank Co Ltd	2,372
65,700		Shiga Bank Ltd	1,541
41,378		Shikoku Bank Ltd	293
442,608		Shinhan Financial Group Co Ltd	10,384
108,158	*	Shinsei Bank Ltd	1,335
289,846		Shizuoka Bank Ltd	2,002
10,942		Shore Bancshares, Inc	120
3,349,300		Siam Commercial Bank PCL (ADR)	6,897
854,717		Siam Commercial Bank PCL (Foreign)	1,760
23,926	e	Sierra Bancorp	402
74,571		Signature Bank	6,189
47,645	*	Silvergate Capital Corp	686
269,641		Simmons First National Corp (Class A)	4,275
9,648,617		SinoPac Financial Holdings Co Ltd	3,638
172,615	g	Skandiabanken ASA	1,248
2,354,237		Skandinaviska Enskilda Banken AB (Class A)	20,909
12,013		SmartFinancial, Inc	163
107,751		Societe Generale	1,430
18,856	e	South Plains Financial Inc	234
114,771		South State Corp	5,526
11,327	*,e	Southern First Bancshares, Inc	274
6,642	e	Southern Missouri Bancorp, Inc	157
61,298		Southern National Bancorp of Virginia, Inc	532
48,994		Southside Bancshares, Inc	1,197
92,203		Spar Nord Bank AS	689
46,662		Sparebank Oestlandet	439
197,014		SpareBank SR-Bank ASA	1,630
147,283		Sparebanken Midt-Norge	1,331
169,786		Sparebanken Nord-Norge	1,175
21,424	*	Spirit of Texas Bancshares, Inc	239
3,397	e	St Galler Kantonalbank	1,461
3,532	e	Standard AVB Financial Corp	115
652,491		Standard Bank Group Ltd	4,191
4,119,431		Standard Chartered plc	18,956
1,747,282	*	State Bank of India	4,410
24,269		Sterling Bancorp	255
13,046		Sterling Bancorp, Inc	39
30,927		Stock Yards Bancorp, Inc	1,053
2,674,285		Sumitomo Mitsui Financial Group, Inc	74,775
258,545		Sumitomo Mitsui Trust Holdings, Inc	6,878
8,779		Summit Financial Group, Inc	130
1,011,064	e	Suruga Bank Ltd	3,658
7,940	*	SVB Financial Group	1,911
627,608		Svenska Handelsbanken AB	5,251
177,161		Swedbank AB (A Shares)	2,774
67,797		Sydbank AS	1,063
22,707		Synovus Financial Corp	481
2,489,350		Taichung Commercial Bank	923
9,230,972		Taishin Financial Holdings Co Ltd	4,107
5,413,628		Taiwan Business Bank	1,794
8,784,200		Taiwan Cooperative Financial Holding	5,947
1,076,641	e	TCF Financial Corp	25,150
955,438		TCS Group Holding plc (ADR)	25,271
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,792		Territorial Bancorp, Inc	$137
84,553	*	Texas Capital Bancshares, Inc	2,632
28,300		Texcell-NetCom Co Ltd	136
82,740		TFS Financial Corp	1,215
1,717,431		Thanachart Capital PCL	1,581
295,514	*	The Bancorp, Inc	2,553
124,266		Timbercreek Financial Corp	779
4,977		Timberland Bancorp, Inc	90
25,231,654		TMB Bank PCL (Foreign)	712
199,343		Toho Bank Ltd	439
32,478		Tokyo TY Financial Group, Inc	350
156,664		Tomony Holdings, Inc	508
21,986		Tompkins Financial Corp	1,249
2,236,291		Toronto-Dominion Bank	103,539
35,600		Towa Bank Ltd	245
155,960		Towne Bank	2,558
43,520	e	Trico Bancshares	1,066
145,332	*	Tristate Capital Holdings, Inc	1,924
36,520	*	Triumph Bancorp, Inc	1,137
4,069,132		Truist Financial Corp	154,830
405,830	e	Trustco Bank Corp NY	2,118
102,604		Trustmark Corp	2,197
13,568,264	*	Turkiye Garanti Bankasi AS	12,401
820,220	*	Turkiye Is Bankasi (Series C)	568
11,668,906	*	Turkiye Sinai Kalkinma Bankasi AS	1,677
75,087		UMB Financial Corp	3,680
32,183		Umpqua Holdings Corp	342
913,730	g	Unicaja Banco S.A.	687
7,378,091		UniCredit S.p.A.	60,959
1,762,456		Union Bank Of Taiwan	609
500,922		United Bank Ltd	348
215,888		United Bankshares, Inc	4,635
316,853		United Community Banks, Inc	5,364
1,316,500		United Overseas Bank Ltd	18,546
10,423	e	United Security Bancshares	64
7,187	e	Unity Bancorp, Inc	83
99,589		Univest Financial Corp	1,431
4,074,021		US Bancorp	146,054
17,859		Valiant Holding	1,502
614,703		Valley National Bancorp	4,211
327,408		Van Lanschot Kempen NV (ADR)	6,022
74,195	e	Veritex Holdings, Inc	1,264
787,528		VTB Bank PJSC (GDR) Equiduct	657
313,288	*	VTB Bank PJSC (GDR) Tradegate	261
47,151		Walker & Dunlop, Inc	2,499
197,058		Washington Federal, Inc	4,111
53,832		Washington Trust Bancorp, Inc	1,650
74,014		Waterstone Financial, Inc	1,146
12,855		Webster Financial Corp	339
3,698,514		Wells Fargo & Co	86,952
103,555		WesBanco, Inc	2,212
22,094		West Bancorporation, Inc	350
68,465		Westamerica Bancorporation	3,721
13,230		Western Alliance Bancorp	418
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,540	e	Western New England Bancorp, Inc	$110
3,511,777		Westpac Banking Corp	42,701
8,433		Wintrust Financial Corp	338
516,545		Woori Financial Group, Inc	3,777
169,554		WSFS Financial Corp	4,573
29,500	e	Yamagata Bank Ltd	383
419,199		Yamaguchi Financial Group, Inc	2,725
29,539		Yamanashi Chuo Bank Ltd	232
2,791,849	*	Yapi ve Kredi Bankasi	770
298,569		Yes Bank Ltd	54
117,805		Zions Bancorporation	3,442
		TOTAL BANKS	5,537,815

CAPITAL GOODS - 6.6%
469,676		3M Co	75,233
197,085	e	A.O. Smith Corp	10,406
110,490		Aalberts Industries NV	3,973
1,872,543		Aamal Co	482
33,466	e	Aaon, Inc	2,016
59,023		AAR Corp	1,110
1,495,038		ABB Ltd	38,010
1,792,406		Aboitiz Equity Ventures, Inc	1,713
366,270		AcBel Polytech, Inc	305
202,257		ACS Actividades de Construccion y Servicios S.A.	4,572
7,189		Acuity Brands, Inc	736
244,234		Adani Enterprises Ltd	991
38,793	e	Adapteo Oyj	349
289,428		AddTech AB	3,792
24,200	e	Advan Co Ltd	305
278,982		Advanced Drainage Systems, Inc	17,420
63,421		AECC Aero-Engine Control Co Ltd	184
123,600		AECC Aviation Power Co Ltd	751
289,229	*	Aecom Technology Corp	12,101
65,494		Aecon Group, Inc	673
47,463	*	Aegion Corp	671
122,776	*	AerCap Holdings NV	3,093
64,943	*	Aerojet Rocketdyne Holdings, Inc	2,591
91,759	*	Aerovironment, Inc	5,506
54,669		AFG Arbonia-Forster Hldg	704
20,513	e	AG Growth International Inc	417
609,462		AGCO Corp	45,265
38,912		AIA Engineering Ltd	977
57,852		Aica Kogyo Co Ltd	2,062
35,900	e	Aichi Corp	301
45,441		Aida Engineering Ltd	313
156,422		Air Lease Corp	4,602
1,229,523		Airbus SE	89,172
113,579		Airtac International Group	2,584
10,124	e	Alamo Group, Inc	1,094
59,473		Albany International Corp (Class A)	2,944
298,717		Alfa Laval AB	6,594
2,996,014	e	Alfa S.A. de C.V. (Class A)	1,858
14,577	*,g	Alfen Beheer BV	925
37,378	g	Alimak Group AB	507
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
277,616		Allegion plc	$27,459
3,485,000		Alliance Global Group, Inc	505
217,879		Allied Electronics Corp Ltd	287
13,546	e	Allied Motion Technologies, Inc	559
166,530		Allison Transmission Holdings, Inc	5,852
39,139	*,e	Alpha Pro Tech Ltd	578
13,931		Alstom Projects India Ltd	81
25,626		Alstom RGPT	1,280
44,426	*,e	Alta Equipment Group, Inc	348
112,414		Altra Industrial Motion Corp	4,156
292,032		Amada Co Ltd	2,732
18,702		Amara Raja Batteries Ltd	194
20,276	*	Ameresco, Inc	677
38,337	*,e	American Superconductor Corp	555
32,521	*	American Woodmark Corp	2,554
30,604		Ametek, Inc	3,042
127,196		Andritz AG.	3,926
32,887		Anest Iwata Corp	271
33,258		Apogee Enterprises, Inc	711
169,892		Applied Industrial Technologies, Inc	9,361
95,857	*	Aprogen KIC, Inc	149
123,103	e	Arcadis NV	2,672
79,180	e	Arcosa, Inc	3,491
24,422		Argan, Inc	1,024
70,690		Armstrong World Industries, Inc	4,864
55,900	e	Asahi Diamond Industrial Co Ltd	259
160,938		Asahi Glass Co Ltd	4,730
304,456		Aselsan Elektronik Sanayi Ve Ticaret AS	762
1,105,618		Ashok Leyland Ltd	1,124
1,913,483		Ashtead Group plc	68,907
62,437		Ashtrom Group Ltd	736
1,334,725		Assa Abloy AB	31,206
37,544	e	Astec Industries, Inc	2,037
64,272		Astral Polytechnik Ltd	1,071
38,292	*	Astronics Corp	296
295,145	*	Atkore International Group, Inc	6,709
390,515	e	Atlas Copco AB (A Shares)	18,619
173,936		Atlas Copco AB (B Shares)	7,259
80,545	*	ATS Automation Tooling Systems, Inc	1,047
1,161,631		Austal Ltd	2,744
141,300		AVIC Aircraft Co Ltd	480
178,700		AVIC Electromechanical Systems Co Ltd	302
53,100		AVIC Shenyang Aircraft Co Ltd	450
1,364,719		AviChina Industry & Technology Co	781
32,100		AVICOPTER plc	265
116,288	*	Axon Enterprise, Inc	10,547
263,094		Ayala Corp	3,762
56,122	*	AZEK Co, Inc	1,954
87,732		AZZ, Inc	2,993
38,301	e	Badger Daylighting Ltd	1,095
4,579,862		BAE Systems plc	28,443
769,115		Balfour Beatty plc	2,214
186,551	*,e	Ballard Power Systems, Inc	2,819
34,600		Bando Chemical Industries Ltd	198
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
199,763		Barloworld Ltd	$730
74,435		Barnes Group, Inc	2,660
17,998		BayWa AG.	592
87,079	*,e	Beacon Roofing Supply, Inc	2,706
78,529	e	Beijer Ref AB	2,586
86,591		Beijing New Building Materials plc	395
646		Belimo Holding AG.	4,877
1,195,000		BES Engineering Corp	313
25,945		BGF Co Ltd	91
731,752		Bharat Electronics Ltd	952
728,347		Bharat Heavy Electricals	291
139,870	e	Bidvest Group Ltd	1,148
15,379		Biesse S.p.A.	262
119,213		Bizlink Holdings Inc	936
410,030	*,e	Bloom Energy Corp	7,368
50,081	*	Blue Bird Corp	609
23,410		Blue Star Ltd	204
336,729	*	BMC Stock Holdings, Inc	14,422
9,327	e	Bobst Group AG.	578
210,000	g	BOC Aviation Ltd	1,439
210,283		Bodycote plc	1,575
962,098		Boeing Co	158,996
379,300	*	Bohai Leasing Co Ltd	156
2,336,503	*,e	Bombardier, Inc	579
23,943		Bonheur ASA	567
94,205	e	Boskalis Westminster	1,869
6,163		Bossard Holding AG.	1,113
212,530		Bouygues S.A.	7,344
20,535		Brenntag AG.	1,306
403,000		Brighton-Best International Taiwan, Inc	357
7,440		Bucher Industries AG.	2,834
11,144		Budimex S.A.	706
30,481		Bufab AB	473
398,416	*	Builders FirstSource, Inc	12,996
172,000		Bunka Shutter Co Ltd	1,361
410,727		Bunzl plc	13,261
6,263		Burckhardt Compression Holding AG.	1,572
4,809		Burkhalter Holding AG.	331
56,514		BWX Technologies, Inc	3,182
755,113		CAE, Inc	11,047
119,112	e	Caesarstone Sdot-Yam Ltd	1,167
27,548	e	CAI International, Inc	758
29,792		Carbone Lorraine	914
39,749		Carborundum Universal Ltd	146
46,941		Cargotec Corp (B Shares)	1,608
87,012		Carlisle Cos, Inc	10,648
1,437,940		Carrier Global Corp	43,915
1,454,539		Caterpillar, Inc	216,944
36,800		Central Glass Co Ltd	765
4,072		Cera Sanitaryware Ltd	129
96,159	*	Ceres Power Holdings plc	690
1,098,744		CH Karnchang PCL	592
643,800	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	622
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
85,011	*	Chart Industries, Inc	$5,974
80,668		Cheil Industries, Inc	7,239
382,636		Chicony Power Technology Co Ltd	882
65,000		China Aerospace Times Electronics Co Ltd	67
258,846		China Aircraft Leasing Group Holdings Ltd	220
34,383		China Avionics Systems Co Ltd	86
341,300		China Communications Construction Co Ltd	374
2,450,492		China Communications Construction Co Ltd (Hong Kong)	1,289
1,317,671		China Communications Services Corp Ltd	778
801,000		China Conch Venture Holdings Ltd	3,726
291,475		China Fangda Group Co Ltd	128
159,900		China Gezhouba Group Co Ltd	140
607,000		China High Speed Transmission Equipment Group Co Ltd	479
532,000		China Lesso Group Holdings Ltd	966
799,000		China Machinery Engineering Corp	165
29,200		China Meheco Co Ltd	63
297,000		China National Chemical Engineering Co Ltd	236
1,127,243		China Railway Construction Corp	780
670,600		China Railway Construction Corp Ltd	820
1,371,000		China Railway Group Ltd	1,089
2,125,027		China Railway Group Ltd (Hong Kong)	1,004
1,602,500		China Shipbuilding Industry Co Ltd	1,026
50,400		China Spacesat Co Ltd	247
2,512,906		China State Construction Engineering Corp Ltd	1,882
1,162,685		China State Construction International Holdings Ltd	763
56,217		China Yuchai International Ltd	1,012
275,145	*	Chiyoda Corp	666
11,300		Chiyoda Integre Co Ltd	175
12,960	e	Chori Co Ltd	199
34,700		Chudenko Corp	759
590,988	*	Churchill Capital Corp IV	5,922
144,500	g	CIMC Vehicles Group Co Ltd	135
88,806		CIMIC Group Ltd	1,190
32,250	*	CIRCOR International, Inc	882
3,046,796		Citic Pacific Ltd	2,259
2,641,000		Citic Resources Holdings Ltd	89
8,286		CJ Corp	575
2,547,319		CK Hutchison Holdings Ltd	15,436
54,193	e	CKD Corp	890
136,007		CNH Industrial NV	1,052
3,380,324		CNH Industrial NV (NYSE)	26,434
30,736	g	Cochin Shipyard Ltd	140
1,548,422		Cofide S.p.A.	710
227,000	*	Colfax Corp	7,119
67,709		Columbus McKinnon Corp	2,241
232,082		Comfort Systems USA, Inc	11,955
3,914,069		Compagnie de Saint-Gobain	163,949
8,117		Compagnie d’Entreprises CFE	535
125,217	e	COMSYS Holdings Corp	3,494
21,847	*,e	Concrete Pumping Holdings Inc	78
23,306		Construcciones y Auxiliar de Ferrocarriles S.A.	805
74,306	*	Construction Partners Inc	1,352
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
132,059		Contemporary Amperex Technology Co Ltd	$4,088
364,450		Continental Engineering Corp	255
1,510		Conzzeta AG.	1,611
59,616	*	Cornerstone Building Brands, Inc	476
25,995		Cosel Co Ltd	267
5,668		Crane Co	284
2,417,221		CRRC Corp Ltd	968
752,200		CRRC Corp Ltd (Class A)	609
5,582		CS Wind Corp	473
180,746	*	CSBC Corp Taiwan	151
54,084		CSW Industrials, Inc	4,178
545,000		CTCI Corp	736
46,823	e	Cubic Corp	2,724
60,997		Cummins India Ltd	369
20,258		Cummins, Inc	4,278
82,327		Curtiss-Wright Corp	7,678
24,406		Daelim Industrial Co	1,613
8,497		Daetwyler Holding AG.	1,894
177,452	*	Daewoo Engineering & Construction Co Ltd	422
60,133		Daewoo International Corp	687
20,513	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	416
14,238		Dai-Dan Co Ltd	376
91,113		Daifuku Co Ltd	9,197
20,248		Daihen Corp	825
23,489		Daiho Corp	673
16,837		Daiichi Jitsugyo Co Ltd	596
379,240		Daikin Industries Ltd	70,074
35,100		Daiwa Industries Ltd	316
13,896	e	Danieli & Co S.p.A.	238
102,560		Danieli & Co S.p.A. (RSP)	1,144
2,337		Dassault Aviation S.A.	1,971
91,771		DCC plc	7,104
711,114		Deere & Co	157,604
15,484		Denyo Co Ltd	363
135,619		Deutz AG.	786
30,282	g	Dilip Buildcon Ltd	138
139,424		Diploma plc	3,953
3,473,000		DMCI Holdings, Inc	288
6,408,973		Dogan Sirketler Grubu Holdings	1,961
19,987		Donaldson Co, Inc	928
110,900		Dongfang Electric Corp Ltd	166
46,555		Doosan Bobcat, Inc	1,075
5,137	*	Doosan Corp	206
21,330	*	Doosan Fuel Cell Co Ltd	781
121,737	*	Doosan Heavy Industries and Construction Co Ltd	1,392
130,067	*	Doosan Infracore Co Ltd	973
16,381		Douglas Dynamics, Inc	560
772,716		Dover Corp	83,716
392,953	*,†	Drake & Scull International PJSC	1
232,718	*,e	DTXS Silk Road Investment Holdings Co Ltd	123
2,024,102		Dubai Investments PJSC	639
18,955	*	Ducommun, Inc	624
57,043		Duerr AG.	1,745
36,551	*	DXP Enterprises, Inc	590
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,590	*	Dycom Industries, Inc	$1,721
3,679,900		Dynasty Ceramic PCL	291
1,578	e	Eastern Co	31
1,614,706		Eaton Corp	164,748
100,700		Ebara Corp	2,731
9,043		Ecopro BM Co Ltd	1,053
79,076		Eiffage S.A.	6,454
1,245,700		Ekovest BHD	149
24,773		Elbit Systems Ltd	3,007
21,815		Elco Holdings Ltd	822
3,117		Electra Israel Ltd	1,406
437,453		ElSwedy Cables Holding Co	190
227,170		EMCOR Group, Inc	15,382
470,946	*,e	Emeco Holdings Ltd	287
78,678		Emerson Electric Co	5,159
8,660,988		Empresa Brasileira de Aeronautica S.A.	9,623
36,797		Encore Wire Corp	1,708
31,807	*,e	Energy Recovery, Inc	261
73,249		Enerpac Tool Group Corp	1,378
66,456		EnerSys	4,461
134,347		Engineers India Ltd	117
61,520		EnPro Industries, Inc	3,470
618,000	e	Enric Energy Equipment Holdings Ltd	273
51,831		Epiroc AB	719
87,589		Epiroc AB (Class A)	1,269
25,400		ESCO Technologies, Inc	2,046
58,871		Escorts Ltd	1,056
52,830		Eve Energy Co Ltd	387
4,347	e	EVI Industries, Inc	116
447,000	*	Evoqua Water Technologies Corp	9,485
23,789	e	FACC AG.	142
291,833		Famur S.A.	131
370,910	*	Fangda Carbon New Material Co Ltd	334
204,899		Fanuc Ltd	39,323
2,918,680		Far Eastern Textile Co Ltd	2,564
831,905		Fastenal Co	37,511
212,754		Federal Signal Corp	6,223
59,658	*	Feelux Co Ltd	177
53,018		Ferguson plc	5,335
452,194		Ferrovial S.A.	10,984
574,478	e	Fincantieri S.p.A	370
377,116		Finmeccanica S.p.A.	2,203
177,340	e	Finning International, Inc	2,712
59,219		Finolex Cables Ltd	222
83,144		Flowserve Corp	2,269
977,516		FLSmidth & Co AS	27,760
55,218	*	Fluidra S.A.	932
222,677		Fluor Corp	1,962
92,381		Fomento de Construcciones y Contratas S.A.	881
1,193,373		Fortive Corp	90,947
185,871		Fortune Brands Home & Security, Inc	16,082
2,525,224	e	Fosun International	2,958
158,505	*	Foundation Building Materials, Inc	2,492
52,264		Franklin Electric Co, Inc	3,075
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
407,578	*,e	FuelCell Energy, Inc	$872
89,269		Fuji Electric Holdings Co Ltd	2,830
69,645		Fuji Machine Manufacturing Co Ltd	1,380
253,778		Fujikura Ltd	704
70,839		Fujitec Co Ltd	1,517
6,571		Fukuda Corp	319
13,639		Fukushima Industries Corp	508
8,795,000	*	Fullshare Holdings Ltd	199
31,756		Furukawa Co Ltd	344
75,044		Furukawa Electric Co Ltd	1,794
38,281		Futaba Corp/Chiba	343
1,633,996		Gamuda BHD	1,375
62,233	*	Gates Industrial Corp plc	692
55,069		GATX Corp	3,511
356,541		GEA Group AG.	12,493
5,393		Geberit AG.	3,191
14,500		Gecoss Corp	130
108,657	*	GEK Group of Cos S.A.	781
6,912	*,e	Gencor Industries, Inc	76
97,718	*	Generac Holdings, Inc	18,922
362,296		General Dynamics Corp	50,153
1,883,970		General Electric Co	11,737
3,871	*,e	General Finance Corp	24
4,563		Georg Fischer AG.	4,738
139,998	*	Gibraltar Industries, Inc	9,119
18,801		Giken Seisakusho Co, Inc	722
52,056		Glory Ltd	1,167
3,266		GMM Pfaudler Ltd	177
113,561	*	GMS, Inc	2,737
75,887		Godrej Industries Ltd	424
22,539	e	Gorman-Rupp Co	664
56,685		Graco, Inc	3,478
116,700		GrafTech International Ltd	798
252,281		Grafton Group plc	2,194
21,376	e	Graham Corp	273
67,335		Granite Construction, Inc	1,186
58,964		Graphite India Ltd	156
296,250	*	Great Lakes Dredge & Dock Corp	2,817
47,923		Greenbrier Cos, Inc	1,409
69,468		Griffon Corp	1,357
444,184	e	Grupo Carso S.A. de C.V. (Series A1)	913
25,690	e	Grupo Empresarial San Jose	121
151,692	e	Grupo Rotoplas SAB de C.V.	130
54,688		GS Engineering & Construction Corp	1,126
75,554		GS Yuasa Corp	1,306
219,350		GT Capital Holdings, Inc	1,756
3,434,919		Gunkul Engineering PCL	244
68,800	*	Guocheng Mining Co Ltd	170
18,100		Guoxuan High-Tech Co Ltd	64
258,268		GWA International Ltd	517
57,439		H&E Equipment Services, Inc	1,129
638,813		Haitian International Holdings Ltd	1,487
268,796		Hangzhou Steam Turbine Co	304
39,879		Hanwa Co Ltd	798
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,348		Hanwha Corp	$416
539,400		HAP Seng Consolidated BHD	929
610,000	*	Harbin Power Equipment	174
42,794	e	Harmonic Drive Systems, Inc	2,760
184,649	*,e	Harsco Corp	2,568
122,499		Havells India Ltd	1,127
213,836		Hazama Ando Corp	1,478
39,502	*,e	HC2 Holdings, Inc	96
238,461	*	HD Supply Holdings, Inc	9,834
36,810		HDC Hyundai Development Co-Engineering & Construction	670
420,500	e	Hebei Construction Group Corp Ltd	806
30,100		Hefei Meiya Optoelectronic Technology, Inc	212
10,953		HEG Ltd	108
63,171	e	HEICO Corp	6,611
226,364		HEICO Corp (Class A)	20,069
60,077		Helios Technologies, Inc	2,187
42,404	*	Herc Holdings, Inc	1,680
113,531	*	Hexagon Composites ASA	631
1,098,353		Hexcel Corp	36,850
18,328		Hibiya Engineering Ltd	312
122,724		Hillenbrand, Inc	3,480
201,912	*	Hino Motors Ltd	1,310
9,000		Hirata Corp	541
20,424	e	Hisaka Works Ltd	174
192,226	*,e	Hitachi Construction Machinery Co Ltd	6,966
171,420		Hitachi Zosen Corp	727
122,271		Hiwin Technologies Corp	1,215
21,176		Hochtief AG.	1,644
3,189,844		Honeywell International, Inc	525,080
940,000	*	Hong Kong Finance Investment Holding Group Ltd	73
41,900		Hongfa Technology Co Ltd	283
45,550		Hoshizaki Electric Co Ltd	3,635
18,401		Hosokawa Micron Corp	956
1,045,887		Howden Joinery Group plc	7,960
665,968		Howmet Aerospace, Inc	11,135
109,200		Huangshi Dongbei Electrical Appliance Co Ltd	321
442,777		Hubbell, Inc	60,590
17,059		Huber & Suhner AG.	1,285
57,172		Huntington Ingalls	8,047
4,252	e	Hurco Cos, Inc	121
16,041		Hyster-Yale Materials Handling, Inc	596
11,006		Hyundai Construction Equipment Co Ltd	249
32,488		Hyundai Development Co	293
17,352	*	Hyundai Electric & Energy System Co Ltd	227
25,321		Hyundai Elevator Co Ltd	883
73,474		Hyundai Engineering & Construction Co Ltd	1,907
20,079	*	Hyundai Heavy Industries	1,416
22,074		Hyundai Mipo Dockyard	559
5,164		Hyundai Robotics Co Ltd	960
42,642	*	Hyundai Rotem Co Ltd	583
33,477		Idec Corp	607
10,830		IDEX Corp	1,975
10,270	*	IES Holdings, Inc	326
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,569,800		IJM Corp BHD	$892
5,971		Iljin Diamond Co Ltd	276
181,591		Illinois Tool Works, Inc	35,085
303,065		IMI plc	4,088
26,291	e	Implenia AG.	807
251,059	e	Impregilo S.p.A.	294
14,441		IMS-Intl Metal Service	141
84,236		Inaba Denki Sangyo Co Ltd	2,116
62,498		Inabata & Co Ltd	798
10,546	g	IndiaMart InterMesh Ltd	716
20,693		Indus Holding AG.	681
24,262	e	Industria Macchine Automatiche S.p.A.	1,914
926,859		Industries Qatar QSC	2,518
101,044		Indutrade AB	5,409
727,688	*,e	Ingersoll Rand, Inc	25,906
31,000		Inner Mongolia First Machinery Group Co Ltd	51
47,857		Instalco AB	1,064
40,284		Insteel Industries, Inc	753
84,856		Interpump Group S.p.A.	3,147
704		Interroll Holding AG.	1,781
138,702	e	Investment AB Latour	3,259
144,177		Inwido AB	1,465
109,024		Iochpe-Maxion S.A.	266
139,133		IRB Infrastructure Developers Ltd	214
13,447		IS Dongseo Co Ltd	469
19,400		Iseki & Co Ltd	262
146,900		Ishikawajima-Harima Heavy Industries Co Ltd	1,955
16,956		Italmobiliare S.p.A	586
345,797	*,e	Itm Power plc	1,160
1,383,593	e	Itochu Corp	35,428
750,645		ITT, Inc	44,326
42,822	e	Iwatani International Corp	1,605
185,924		Jacobs Engineering Group, Inc	17,248
11,932		Japan Pulp & Paper Co Ltd	425
66,861		Japan Steel Works Ltd	1,176
267,368		Jardine Matheson Holdings Ltd	10,628
206,688		Jardine Strategic Holdings Ltd	4,098
212,100	e	JDC Corp	1,253
109,783	*	JELD-WEN Holding, Inc	2,481
2,579,827		JG Summit Holdings (Series B)	3,214
410,396		JGC Corp	4,257
65,860		Jiangsu Hengli Hydraulic Co Ltd	694
104,500		Jiangsu Zhongtian Technology Co Ltd	161
25,375		John Bean Technologies Corp	2,332
552,031	g	John Laing Group plc	2,228
101,023	e	Johnson Controls International plc	4,127
578,342		Johnson Electric Holdings Ltd	1,260
22,060	g	JOST Werke AG.	890
177,982		JTEKT Corp	1,396
5,082		Judges Scientific plc	319
54,034		Jungheinrich AG.	1,860
3,527		Kaba Holding AG.	1,915
9,289		Kadant, Inc	1,018
58,775		Kajaria Ceramics Ltd	442
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
312,713		Kajima Corp	$3,768
32,955		Kalpataru Power Transmission Ltd	110
203,400	*	Kama Co Ltd	84
38,938		Kaman Corp	1,517
23,375		Kamei Corp	243
32,900		Kanamoto Co Ltd	750
104,101		Kandenko Co Ltd	850
81,600		Kanematsu Corp	1,001
2,450,151		KAP Industrial Holdings Ltd	356
6,954		Kardex AG.	1,293
23,800		Katakura Industries Co Ltd	279
124,732	e	Kawasaki Heavy Industries Ltd	1,685
11,844		KCC Corp	1,475
58,223		KEC International Ltd	272
40,727		KEI Industries Ltd	193
73,459		Keihan Electric Railway Co Ltd	3,050
81,358		Keller Group plc	639
2,017,928		Kennametal, Inc	58,399
13,175		KEPCO Engineering & Construction Co, Inc	183
1,356,979		Keppel Corp Ltd	4,445
233,671		Kinden Corp	4,127
48,000		King Slide Works Co Ltd	466
20,463		Kingspan Group plc	1,862
60,736		KION Group AG.	5,186
73,400		Kitz Corp	418
84,207		Kloeckner & Co AG.	537
67,633		Knorr-Bremse AG.	7,965
346,762		KOC Holding AS	657
15,822		Koenig & Bauer AG.	356
730,770		Komatsu Ltd	16,050
3,886	e	Komax Holding AG.	671
48,590	e	Komori Corp	341
73,113		Kone Oyj (Class B)	6,420
71,029		Konecranes Oyj	2,218
136,465		Kongsberg Gruppen ASA	2,050
289,756		Koninklijke BAM Groep NV	366
66,020		Korea Aerospace Industries Ltd	1,280
4,821		Korea Electric Terminal Co Ltd	186
434,744	*	Kornit Digital Ltd	28,202
137,960	*	Kratos Defense & Security Solutions, Inc	2,660
16,044		Krones AG.	992
953,414		Kubota Corp	17,083
151,804		Kumagai Gumi Co Ltd	3,912
59,997		Kung Long Batteries Industrial Co Ltd	284
86,010		Kurita Water Industries Ltd	2,844
33,654	e	Kyokuto Kaihatsu Kogyo Co Ltd	448
111,255		Kyowa Exeo Corp	2,905
47,822		Kyudenko Corp	1,378
6,128		Kyung Dong Navien Co Ltd	274
739,328		L3Harris Technologies, Inc	125,567
2,920		Lakshmi Machine Works Ltd	139
451,236		Larsen & Toubro Ltd	5,533
3,687	*,e	Lawson Products, Inc	151
32,235	*,e	LB Foster Co (Class A)	433
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
82,574		Legrand S.A.	$6,577
50,979		Lennox International, Inc	13,897
89,804		LG Corp	5,702
5,708		LG Hausys Ltd	276
128,704		LG International Corp	1,697
47,177		Lifco AB	3,649
10,394		LIG Nex1 Co Ltd	285
9,485		Lincoln Electric Holdings, Inc	873
147,552		Lindab International AB	2,564
8,990		Lindsay Corp	869
21,439		LISI	426
208,486		LIXIL Group Corp	4,214
404,788		Lockheed Martin Corp	155,147
5,028,355		Lonking Holdings Ltd	1,340
101,961		Lotte Corp	2,485
16,468		LS Cable Ltd	739
38,822		LS Industrial Systems Co Ltd	1,877
38,057		LSI Industries, Inc	257
49,122	e	Luxfer Holdings plc	616
28,867	*,e	Lydall, Inc	477
53,732		Mabuchi Motor Co Ltd	2,086
427,515		Maeda Corp	3,133
21,633		Maeda Kosen Co Ltd	562
73,862		Maeda Road Construction Co Ltd	1,353
166,463	e	Maire Tecnimont S.p.A	290
25,839		Makino Milling Machine Co Ltd	908
301,503	*	Makita Corp	14,430
1,774,600		Malaysian Resources Corp BHD	201
11,268	e	Manitou BF S.A.	217
58,662	*	Manitowoc Co, Inc	493
438,710		Marcopolo S.A.	209
1,326,575		Marubeni Corp	7,531
1,362,777		Masco Corp	75,130
44,794	*	Masonite International Corp	4,408
88,141	*	Mastec, Inc	3,720
27,600		Max Co Ltd	415
160,220	e	Maxar Technologies, Inc	3,996
2,387		MBB SE	237
881,679		Meggitt plc	2,926
35,871		Meidensha Corp	553
41,600		Meisei Industrial Co Ltd	339
645,715		Melrose Industries plc	957
81,731	*	Mercury Systems, Inc	6,331
63,473	*	Meritor, Inc	1,329
1,087,400		Metallurgical Corp of China Ltd	425
26,200		METAWATER Co Ltd	573
9,661	*	Middleby Corp	867
54,694	e	Mie Kotsu Group Holdings, Inc	229
24,521		Millat Tractors Ltd	128
24,545		Miller Industries, Inc	750
331,590		Minebea Co Ltd	6,316
88,862	e	Miraito Holdings Corp	1,364
253,854		MISUMI Group, Inc	7,117
1,214,713		Mitsubishi Corp	29,075
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,337,863		Mitsubishi Electric Corp	$18,154
287,727		Mitsubishi Heavy Industries Ltd	6,370
30,000		Mitsubishi Nichiyu Forklift Co Ltd	273
25,750		Mitsuboshi Belting Co Ltd	419
1,816,387		Mitsui & Co Ltd	31,211
79,516	*	Mitsui Engineering & Shipbuilding Co Ltd	286
61,131		Miura Co Ltd	2,998
111,598		Monadelphous Group Ltd	820
421,295		MonotaRO Co Ltd	20,926
70,755		Moog, Inc (Class A)	4,495
321,791		Morgan Crucible Co plc	987
45,468		Morgan Sindall plc	667
124,344		Mori Seiki Co Ltd	1,724
34,300		Morita Holdings Corp	669
93,692	e	Mota Engil SGPS S.A.	119
390,332	*	MRC Global, Inc	1,671
64,030		MSC Industrial Direct Co (Class A)	4,052
49,528		MTU Aero Engines Holding AG.	8,210
182,586		Mueller Industries, Inc	4,941
271,889		Mueller Water Products, Inc (Class A)	2,825
140,339	*,g	Munters Group AB	1,097
59,372	*	MYR Group, Inc	2,207
95,823		Nabtesco Corp	3,479
13,933		Nachi-Fujikoshi Corp	490
115,900		Nagase & Co Ltd	1,623
56,500	*	Nanyang Topsec Technologies Group, Inc	192
256,000		NARI Technology Co Ltd	744
221,821		National Central Cooling Co PJSC	134
8,248		National Presto Industries, Inc	675
147,634	*	Navistar International Corp	6,428
349,665		NBCC India Ltd	113
225,048		NCC AB (B Shares)	4,099
1,510,740	*,e	NEL ASA	2,747
12,479	*,e	Nesco Holdings, Inc	52
48,782		Nexans S.A.	2,818
61,222	e	NFI Group, Inc	761
241,280		NGK Insulators Ltd	3,445
290,813		Nibe Industrier AB	7,474
65,140		Nichias Corp	1,542
16,100		Nichiden Corp	353
53,245		Nichiha Corp	1,600
24,900	*	Nichireki Co Ltd	403
432,118		Nidec Corp	40,523
4,785		Nihon Trim Co Ltd	173
26,018	*	Nilfisk Holding A.S.	313
107,976		Nippo Corp	2,986
10,600		Nippon Carbon Co Ltd	377
36,459		Nippon Densetsu Kogyo Co Ltd	765
13,325		Nippon Koei Co Ltd	361
11,100		Nippon Road Co Ltd	814
7,472	*	Nippon Sharyo Ltd	200
101,000	e	Nippon Sheet Glass Co Ltd	368
19,417		Nippon Steel Trading Co Ltd	555
60,940	e	Nippon Thompson Co Ltd	217
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
175,265		Nishimatsu Construction Co Ltd	$3,481
20,700		Nishio Rent All Co Ltd	440
8,595		Nissei ASB Machine Co Ltd	347
150,931		Nisshinbo Industries, Inc	1,029
54,700		Nissin Electric Co Ltd	585
20,400		Nitta Corp	451
274,900	e	Nitto Boseki Co Ltd	11,755
42,135	e	Nitto Kogyo Corp	837
11,073		Nitto Kohki Co Ltd	220
16,235		Nittoku Engineering Co Ltd	531
36,254	*	NKT Holding AS	1,082
75,968	*,e	NN, Inc	392
2,400	*,†,e	Noble Group Ltd	0	^
43,009		Nolato AB (B Shares)	4,172
71,473	*	Nordex AG.	923
84,771		Nordson Corp	16,261
9,983		Noritake Co Ltd	314
20,251	e	Noritsu Koki Co Ltd	314
31,631		Noritz Corp	455
36,765		NORMA Group	1,142
366,019		Northrop Grumman Corp	115,475
16,023	*,e	Northwest Pipe Co	424
317,980	*	NOW, Inc	1,444
455,440		NRW Holdings Ltd	673
675,955		NSK Ltd	5,174
447,861		NTN Corp	843
9,344	*	NV5 Global Inc	493
23,068		nVent Electric plc	408
1,751,000		NWS Holdings Ltd	1,337
12,846		Obara Corp	433
451,813		Obayashi Corp	4,125
224,536		OC Oerlikon Corp AG.	1,788
5,961		OHB AG.	269
23,121	e	Oiles Corp	336
38,800		Okabe Co Ltd	300
25,667	e	Okuma Holdings, Inc	1,204
34,900		Okumura Corp	876
2,895	e	Omega Flex, Inc	454
232,268	*,e	Opus Global Rt	181
25,137		Organo Corp	1,363
120,682	*,e	Orion Energy Systems, Inc	914
89,706	e	OSG Corp	1,437
10,172		Oshkosh Corp	748
335,623		OSJB Holdings Corp	784
43,351		OSRAM Licht AG.	2,584
570,949		Otis Worldwide Corp	35,639
8,427		Otokar Otobus Karoseri Sanayi AS	150
700,653		Outotec Oyj	4,883
2,555,555		Owens Corning, Inc	175,848
44,770		PACCAR, Inc	3,818
205,711	*,e	PAE, Inc	1,749
15,149		Palfinger AG.	418
33,126		Park Aerospace Corp	362
790,947		Parker-Hannifin Corp	160,040
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,633	*	Parsons Corp	$860
29,053	e	Patrick Industries, Inc	1,671
206,398		Peab AB (Series B)	2,068
27,028		Pentair plc	1,237
1,530,800		Pentamaster Corp BHD	1,781
1,075,446		Penta-Ocean Construction Co Ltd	7,051
36,343		PER Aarsleff A.S.	1,525
5,381		Pfeiffer Vacuum Technology AG.	1,116
82,318	*	PGT, Inc	1,442
674,322	*,e	Plug Power, Inc	9,043
45,797		PNC Infratech Ltd	98
43,395		PNE AG.	273
27,834		Polycab India Ltd	310
263,532		Polypipe Group plc	1,470
223,705		Polyplex PCL (Foreign)	164
13,353	e	Porr AG.	182
20,269	e	Powell Industries, Inc	489
876,300		Power Construction Corp of China Ltd	487
40,858	*	PowerCell Sweden AB	1,062
2,757	e	Preformed Line Products Co	134
305,663		Primoris Services Corp	5,514
22,483	*	Proto Labs, Inc	2,912
32,075		Prysmian S.p.A.	931
1,641,072		PT AKR Corporindo Tbk	282
2,803,600	*,†	PT Inovisi Infracom Tbk	0	^
2,787,588		PT Pembangunan Perumahan Tbk	155
1,455,100	*	PT Sitara Propertindo Tbk	5
4,004,700		PT Waskita Karya Persero Tbk	135
2,866,172		PT Wijaya Karya	212
632,765		QinetiQ plc	2,265
54,011	e	Quanex Building Products Corp	996
242,244		Quanta Services, Inc	12,805
45,900		Raito Kogyo Co Ltd	692
173,632		Randon Participacoes S.A.	376
4,428		Rational AG.	3,473
55,666		Raven Industries, Inc	1,198
4,560,370		Raytheon Technologies Corp	262,404
84,426	*	RBC Bearings, Inc	10,233
426,000	*,e	Realord Group Holdings Ltd	239
298,797		Rechi Precision Co Ltd	203
60,981		Regal-Beloit Corp	5,724
867,914		Reliance Worldwide Corp Ltd	2,399
204,002	*	Resideo Technologies, Inc	2,244
155,737		Reunert Ltd	264
45,814		REV Group, Inc	361
879,163		Rexel S.A.	11,023
502,268		Rexnord Corp	14,988
121,000		Rexon Industrial Corp Ltd	347
51,087		Rheinmetall AG.	4,582
18,900	e	Rheon Automatic Machinery Co Ltd	204
58,430	e	Richelieu Hardware Ltd	1,543
3,012	e	Rieter Holding AG.	268
319,881		Rockwell Automation, Inc	70,591
9,550		Rockwool International AS (B Shares)	3,664
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,807,777	e	Rolls-Royce Group plc	$7,983
410,958		Roper Technologies Inc	162,374
1,501,608		Rotork plc	5,444
159,600		Run Long Construction Co Ltd	341
49,297		Rush Enterprises, Inc (Class A)	2,491
3,438	e	Rush Enterprises, Inc (Class B)	152
184,477	e	Russel Metals, Inc	2,517
28,957		Ryobi Ltd	325
89,305	e	Saab AB (Class B)	2,626
383,764		Sacyr Vallehermoso S.A.	682
303,023		Safran S.A.	29,814
13,794	e	Salcef S.p.A	196
79,469	*	Samsung Engineering Co Ltd	714
248,053	*	Samsung Heavy Industries Co Ltd	1,128
169,602	*	Samsung Techwin Co Ltd	3,672
97,623		San Shing Fastech Corp	151
2,291,760		Sandvik AB	44,816
131,100		Sanki Engineering Co Ltd	1,437
26,700		Sankyo Tateyama, Inc	250
206,841		Sanwa Shutter Corp	2,193
1,003,000		Sany Heavy Equipment International	593
497,900		Sany Heavy Industry Co Ltd	1,829
9,400		Sanyo Denki Co Ltd	432
162,770	*	Saudi Ceramic Co	1,905
33,327	e	Savaria Corp	370
7,386		Schaeffler India Ltd	355
46,376		Schindler Holding AG.	12,660
2,675		Schindler Holding AG. (Registered)	726
854,550		Schneider Electric S.A.	106,220
1,104		Schweiter Technologies AG.	1,539
2,099,521		Seazen Group Ltd	1,788
1,800	e	SEC Carbon Ltd	101
29,295		Sekisui Jushi Corp	616
1,137,678		SembCorp Industries Ltd	1,126
6,529,036	*	SembCorp Marine Ltd	706
13,288	*	Semperit AG. Holding	279
472,064		Senior plc	271
142,110	*	Sensata Technologies Holding plc	6,131
366,686		Service Stream Ltd	542
264,991	e	Seven Network Ltd	3,441
18,990		SFS Group AG.	1,910
69,327	*	SGL Carbon AG.	254
211,808	*	SGSB Group Co Ltd	80
255,400		Shanghai Construction Group Co Ltd	116
360,980		Shanghai Diesel Engine Co Ltd	156
416,600		Shanghai Electric Group Co Ltd	308
1,700,525		Shanghai Electric Group Co Ltd (Hong Kong)	460
242,548		Shanghai Highly Group Co Ltd	135
472,908		Shanghai Industrial Holdings Ltd	633
116,800		Shanghai Tunnel Engineering Co Ltd	97
180,510		Shapir Engineering and Industry Ltd	1,208
101,935		Shenzhen Inovance Technology Co Ltd	871
14,500		Shibuya Kogyo Co Ltd	502
256,151		Shikun & Binui Ltd	1,149
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,300		Shima Seiki Manufacturing Ltd	$400
383,982		Shimizu Corp	2,891
10,904	e	Shin Nippon Air Technologies Co Ltd	238
150,361		Shin Zu Shing Co Ltd	730
21,700		Shinko Electric Co Ltd	248
54,700		Shinmaywa Industries Ltd	472
53,748		Shinnihon Corp	469
44,308		SHO-BOND Holdings Co Ltd	2,211
2,355,469		Shun TAK Holdings Ltd	759
25,212		Shyft Group, Inc	476
60,400	*	Siasun Robot & Automation Co Ltd	129
1,460,036		Siemens AG.	184,386
458,821		Siemens Gamesa Renewable Energy	12,417
41,221		Siemens India Ltd	708
17,198	e	SIF Holding NV	302
614,160	g	Signify NV	22,716
1,350,713		Sime Darby BHD	811
96,479		Simpson Manufacturing Co, Inc	9,374
1,445,900		Singapore Technologies Engineering Ltd	3,685
51,751	e	Sinko Industries Ltd	722
989,096		Sino Thai Engineering & Construction PCL	354
985,000		Sinopec Engineering Group Co Ltd	364
658,829		Sinotruk Hong Kong Ltd	1,698
42,961		Sintokogio Ltd	289
60,815	*	SiteOne Landscape Supply, Inc	7,416
33,655		SK C&C Co Ltd	5,682
135,096		SK Networks Co Ltd	548
321,687		Skanska AB (B Shares)	6,794
243,848		SKF AB (B Shares)	5,031
677,142		SKP Resources BHD	302
237,517		SM Investments Corp	4,332
55,900	*	SMC Corp	31,183
52,660		Smiths Group plc	932
78,818		Snap-On, Inc	11,596
212,055	e	SNC-Lavalin Group, Inc	3,400
44,800	e	Sodick Co Ltd	317
1,422,813	e	Sojitz Holdings Corp	3,229
68,738		Spirax-Sarco Engineering plc	9,788
150,482		Spirit Aerosystems Holdings, Inc (Class A)	2,846
144,468	*	SPX Corp	6,700
67,784	*	SPX FLOW, Inc	2,903
43,539		Stabilus S.A.	2,549
50,395	e	Stadler Rail AG.	2,089
17,348	e	Standex International Corp	1,027
603,907	e	Stanley Black & Decker, Inc	97,954
37,966		Star Micronics Co Ltd	504
201,163	*	Sterling Construction Co, Inc	2,848
794,500		STP & I PCL	85
25,784		Sulzer AG.	2,072
1,028,005		Sumitomo Corp	12,392
18,097		Sumitomo Densetsu Co Ltd	425
612,495		Sumitomo Heavy Industries Ltd	14,250
666,617		Sumitomo Mitsui Construction Co Ltd	2,712
177,000		Sunonwealth Electric Machine Industry Co Ltd	382
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
148,272	*,e	Sunrun, Inc	$11,427
325,048		Sunway Construction Group BHD	145
24,300		Sunwoda Electronic Co Ltd	97
95,800		Suzhou Gold Mantis Construction Decoration Co Ltd	137
73,969		Sweco AB (B Shares)	4,098
22,148	e	Systemax, Inc	530
113,422		Tadano Ltd	929
61,413		Taeyoung Engineering & Construction Co Ltd	519
13,743		Taihei Dengyo Kaisha Ltd	308
48,053		Taikisha Ltd	1,333
132,793		Taisei Corp	4,495
861,670		Taiwan Glass Industrial Corp	363
17,639		Takamatsu Corp	386
30,864		Takara Standard Co Ltd	415
143,041		Takasago Thermal Engineering Co Ltd	2,054
40,300		Takeuchi Manufacturing Co Ltd	802
74,500		Takuma Co Ltd	1,276
76,355	*,g	Talgo S.A.	306
37,044		Tarkett S.A.	497
43,200		Tatsuta Electric Wire and Cable Co Ltd	252
199,000		TBEA Co Ltd	258
1,725,573		Techtronic Industries Co	22,943
1,707,000		Teco Electric and Machinery Co Ltd	1,763
18,399		Teikoku Sen-I Co Ltd	468
173,722		Tekfen Holding AS	330
13,000		Tekken Corp	260
126,090	*	Teledyne Technologies, Inc	39,114
15,143		Tennant Co	914
3,702,639	a	Terex Corp	71,683
83,495	*	Textainer Group Holdings Ltd	1,182
954,968		Textron, Inc	34,465
227,156		Thales S.A.	17,025
10,181	*,e	The ExOne Company	124
27,482		Thermax Ltd	268
56,729	*	Thermon Group Holdings	637
102,971		THK Co Ltd	2,591
1,722,478		Timken Co	93,393
17,311		Timken India Ltd	261
33,392	*	Titan Machinery, Inc	442
300,000		TK Group Holdings Ltd	100
44,669		TKH Group NV	1,630
45,300		Toa Corp/Tokyo	728
63,811		Tocalo Co Ltd	674
405,756		Toda Corp	2,785
8,815		Toenec Corp	301
106,200		Tokai Corp	1,049
89,802		Tokyu Construction Co Ltd	393
33,905		Toro Co	2,846
89,686	e	Toromont Industries Ltd	5,367
351,037		Toshiba Corp	8,955
21,836	*	Toshiba Machine Co Ltd	453
35,477		Totetsu Kogyo Co Ltd	958
116,686	e	Toto Ltd	5,377
313,803		Toyo Construction Co Ltd	1,228
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,700		Toyo Tanso Co Ltd	$214
160,864		Toyota Tsusho Corp	4,524
24,135	*	TPI Composites, Inc	699
402,480		Trakya Cam Sanayi AS	249
1,207,038		Trane Technologies plc	146,353
6,710	*,e	Transcat Inc	197
93,742		TransDigm Group, Inc	44,539
279,750		Travis Perkins plc	3,914
270,559		Trelleborg AB (B Shares)	4,778
171,844	*	Trex Co, Inc	12,304
79,253	*	Trimas Corp	1,807
12,968		Trinity Industries, Inc	253
81,957		Triton International Ltd	3,333
98,600	e	Triumph Group, Inc	642
44,435		Troax Group AB	836
48,210		Trusco Nakayama Corp	1,221
45,930		Tsubaki Nakashima Co Ltd	350
26,290		Tsubakimoto Chain Co	618
49,800	e	Tsugami Corp	585
25,700		Tsukishima Kikai Co Ltd	313
18,514		Tsurumi Manufacturing Co Ltd	321
75,610	*	Tutor Perini Corp	842
79,133		Ultra Electronics Holdings	2,127
7,883	*	Ultralife Corp	47
10,000		Union Tool Co	306
147,537		United Integrated Services Co Ltd	1,000
165,883	*	United Rentals, Inc	28,947
46,662	*	Univar Solutions Inc	788
62,188		Uponor Oyj	1,087
104,100		Ushio, Inc	1,325
302,564	e	Valmet Corp	7,463
30,935		Valmont Industries, Inc	3,842
20,274	*,e	Varta AG.	2,829
59,619	g	VAT Group AG.	11,373
55,988	*	Vectrus, Inc	2,128
121,569		Veidekke ASA	1,565
20,714	*,e	Veritiv Corp	262
316,133	*	Vertiv Holdings Co	5,475
65,382		Vestas Wind Systems AS	10,566
243,830		Vesuvius plc	1,243
92,317		V-Guard Industries Ltd	214
24,747	*	Vicor Corp	1,924
782,073		Vinci S.A.	65,347
88,267	*,e	Virgin Galactic Holdings, Inc	1,697
43,535	*,e	Vivint Solar, Inc	1,844
92,143		Voltas Ltd	853
122,172		Voltronic Power Technology Corp	4,150
216,518		Volvo AB (B Shares)	4,159
9,170		Vossloh AG.	362
583,977	g	VPower Group International Holdings Ltd	215
433,793		W.W. Grainger, Inc	154,764
81,027		Wabash National Corp	969
1,119,102		Wabtec Corp	69,250
35,506		Wacker Construction Equipment AG.	723
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
37,900		Wakita & Co Ltd	$380
2,562,472		Walsin Lihwa Corp	1,428
58,984	e	Wartsila Oyj (B Shares)	463
14,690		Washtec AG.	637
47,675		Watsco, Inc	11,103
86,578		Watts Water Technologies, Inc (Class A)	8,671
794,733		Weg S.A.	9,298
981,284		Weichai Power Co Ltd	1,986
200,300		Weichai Power Co Ltd (Class A)	446
292,675		Weir Group plc	4,711
181,894	*	Welbilt, Inc	1,120
79,815	*	WESCO International, Inc	3,513
2,279	*	Willis Lease Finance Corp	42
609,741	*	WillScot Mobile Mini Holdings Corp	10,170
48,971		Wilson Bayly Holmes-Ovcon Ltd	325
80,187		Woodward Inc	6,428
105,005	e	WSP Global, Inc	6,895
417,000		XCMG Construction Machinery Co Ltd	341
82,300		Xiamen C & D, Inc	104
201,400		Xinjiang Goldwind Science & Technology Co Ltd	304
941,944		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	829
117,112		Xxentria Technology Materials Corp	206
24,731		Xylem, Inc	2,080
27,772	e	Yahagi Construction Co Ltd	246
37,080		YAMABIKO Corp	454
38,800	e	Yamashin-Filter Corp	399
64,370		Yamazen Corp	652
2,390,300		Yangzijiang Shipbuilding	1,746
155,326	e	YIT Oyj	936
56,879		Yokogawa Bridge Holdings Corp	1,057
18,252		Yuasa Trading Co Ltd	570
116,000		Yungtay Engineering Co Ltd	222
40,600		Yurtec Corp	249
18,160		Yushin Precision Equipment Co Ltd	121
10,438	*,†	Yuyang DNU Co Ltd	11
213,549		Zardoya Otis S.A.	1,301
23,381		Zehnder Group AG.	1,131
120,700		Zhejiang Chint Electrics Co Ltd	538
19,720		Zhejiang Dingli Machinery Co Ltd	288
110,760		Zhejiang Sanhua Intelligent Controls Co Ltd	365
54,700		Zhejiang Weixing New Building Materials Co Ltd	129
194,600		Zhengzhou Coal Mining Machinery Group Co Ltd	211
32,400		Zhengzhou Yutong Bus Co Ltd	75
35,500		Zhongji Innolight Co Ltd	264
279,741		Zhuzhou CSR Times Electric Co Ltd	940
406,400		Zoomlion Heavy Industry Science and Technology Co Ltd	486
32,506		Zumtobel AG.	209
		TOTAL CAPITAL GOODS	7,368,726

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
13,400	*	51job, Inc (ADR)	1,045
157,350		ABM Industries, Inc	5,768
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
84,117	*	Acacia Research (Acacia Technologies)	$292
148,855		ACCO Brands Corp	863
144,762		Adecco S.A.	7,638
231,703		ADT, Inc	1,893
59,307	*	Advanced Disposal Services, Inc	1,793
24,520		Aeon Delight Co Ltd	680
108,648		AF AB	3,069
288,209		Aggreko plc	1,370
8,447	*	Akerna Corp	31
13,928	e	Akka Technologies S.A.	270
413,250	g	A-Living Services Co Ltd	2,114
535,920		ALS Ltd	3,578
42,230		Altech Corp	824
5,887		Amadeus Fire AG	730
278,475	*,e,g	API Group Corp	3,963
160,531		Applus Services S.A.	1,201
77,617	*	ASGN Inc	4,933
285,503		Babcock International Group	921
11,973		Barrett Business Services, Inc	628
56,279		BayCurrent Consulting, Inc	7,850
37,515	g	Befesa S.A.	1,505
190,000		Beijing Originwater Technology Co Ltd	244
37,400		Bell System24 Holdings, Inc	631
285,182		Benefit One, Inc	7,225
6,411		Bertrandt AG.	243
17,462	e	BG Staffing, Inc	148
338,694	g	Biffa plc	948
30,628		Bilfinger Berger AG.	559
406,163	e	Bingo Industries Ltd	709
48,923		Brady Corp (Class A)	1,958
1,420,028		Brambles Ltd	10,782
223,906	g	Bravida Holding AB	2,730
62,604	*	BrightView Holdings, Inc	714
128,332		Brink’s Co	5,273
26,044	e	Brunel International NV	197
266,571		Bureau Veritas S.A.	6,009
201,926	*	Calisen plc	431
1,797,106	*	Capita Group plc	707
80,364	*	Casella Waste Systems, Inc (Class A)	4,488
98,650	*,e	Casper Sleep, Inc	709
110,488	e	Caverion Corp	788
178,062	*	CBIZ, Inc	4,072
45,159	*,e	Ceco Environmental Corp	329
9,188		Central Security Patrols Co Ltd	311
20,300		Centre Testing International Group Co Ltd	73
10,832		Cewe Color Holding AG.	1,187
1,864,303		China Everbright International Ltd	1,066
168,477	*,e	Cimpress plc	12,663
115,678		Cintas Corp	38,501
1,258,702	*	Clarivate Analytics plc	39,007
74,336	*	Clean Harbors, Inc	4,165
78,000		Cleanaway Co Ltd	426
2,165,109		Cleanaway Waste Management Ltd	3,269
1,855		Compx International, Inc	28
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
108,650	g	Coor Service Management Holding AB	$739
304,470	*	Copart, Inc	32,018
94,066	*	CoStar Group, Inc	79,816
1,313,000		Country Garden Services Holdings Co Ltd	8,527
156,223		Covanta Holding Corp	1,211
31,467		CRA International, Inc	1,179
1,320,000	*,†	CT Environmental Group Ltd	2
356,095		Dai Nippon Printing Co Ltd	7,218
43,721		Daiseki Co Ltd	1,094
85,276		Deluxe Corp	2,194
108,195	e	Derichebourg	320
39,924		DKSH Holding AG.	2,781
777,370		Downer EDI Ltd	2,471
119,229	*	Dun & Bradstreet Holdings, Inc	3,059
44,498	e	Duskin Co Ltd	1,214
358,000		Dynagreen Environmental Protection Group Co Ltd	185
207,005		Elis S.A.	2,613
67,642	e	Emerald Holding, Inc	138
33,620		en-japan, Inc	851
43,164		Ennis, Inc	753
361,680		Equifax, Inc	56,748
594,000		Ever Sunshine Lifestyle Services Group Ltd	1,183
1,092,138		Experian Group Ltd	41,036
55,943		Exponent, Inc	4,030
22,411	e	Fila S.p.A	197
23,796	*	Forrester Research, Inc	780
61,514	*,e	Franklin Covey Co	1,091
568,100		Frontken Corp BHD	500
135,418	*	FTI Consulting, Inc	14,350
70,265		Fullcast Co Ltd	1,153
39,954		Funai Soken Holdings, Inc	945
10,275		GL Events	100
22,752	*	GP Strategies Corp	219
89,900	*	Grace Technology, Inc	4,527
1,396,000		Greentown Service Group Co Ltd	1,730
1,726,620		Group 4 Securicor plc	4,453
2,662		Groupe CRIT	158
1,869,668		Hays plc	2,713
240,797		Healthcare Services Group	5,184
34,261		Heidrick & Struggles International, Inc	673
23,806	*	Heritage-Crystal Clean, Inc	318
139,878		Herman Miller, Inc	4,219
65,655		HNI Corp	2,060
462,082		HomeServe plc	7,363
78,594	*	Huron Consulting Group, Inc	3,091
298,018	*,e	Hyve Group plc	248
202,902	*	IAA, Inc	10,565
56,869		ICF International, Inc	3,499
620,529		IHS Markit Ltd	48,718
12,003	e	Insource Co Ltd	344
70,976		Insperity, Inc	4,648
325,655		Interface, Inc	1,993
210,327		Intertek Group plc	17,162
99,511	g	Intertrust NV	1,694
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
815,126	e	Intrum Justitia AB	$19,976
233,782		IPH Ltd	1,211
111,144		IR Japan Holdings Ltd	14,086
175,849		ISS AS	2,315
16,600		JAC Recruitment Co Ltd	208
606,800		Japan Elevator Service Holdings Co Ltd	21,165
330,500		JMT Network Services PCL	335
29,200		JOYY, Inc (ADR)	2,356
9,800	*,e	JTOWER, Inc	517
390,103		KAR Auction Services, Inc	5,618
30,000		KD Holding Corp	220
52,522	e	Kelly Services, Inc (Class A)	895
67,792		KEPCO Plant Service & Engineering Co Ltd	1,569
117,224		Kforce, Inc	3,771
152,988		Kimball International, Inc (Class B)	1,613
80,201		Knoll, Inc	967
17,594		Koentec Co Ltd	129
94,408		Kokuyo Co Ltd	1,190
84,974		Korn/Ferry International	2,464
22,869	g	L&T Technology Services Ltd	502
251,320	g	Laurus Labs Ltd	982
38,389	e	Link And Motivation, Inc	145
84,592		Loomis AB	2,314
17,152		Maharah Human Resources Co	368
113,869		Manpower, Inc	8,350
26,484	*,e	Mastech Holdings, Inc	477
14,962	e	Matsuda Sangyo Co Ltd	220
97,915		Matthews International Corp (Class A)	2,189
83,023		McGrath RentCorp	4,947
74,378		McMillan Shakespeare Ltd	441
28,428		Meitec Corp	1,450
361,907		Michael Page International plc	1,745
53,212	*	Mistras Group, Inc	208
1,127,174		Mitie Group	477
40,244		Mitsubishi Pencil Co Ltd	525
11,683	*	Montrose Environmental Group, Inc	278
74,764	e	Morneau Sobeco Income Fund	1,561
43,237		Moshi Moshi Hotline, Inc	546
54,006		MSA Safety, Inc	7,246
30,356		NICE Information Service Co Ltd	511
10,404		Nichiban Co Ltd	163
58,114		Nielsen NV	824
223,835		Nihon M&A Center, Inc	12,805
23,300		Nippon Kanzai Co Ltd	441
218,111		Nippon Parking Development Co Ltd	272
6,676	e	NL Industries, Inc	28
222,248		Nomura Co Ltd	1,654
63,428	e	Okamura Corp	448
283,395		Omni Bridgeway Ltd	803
126,509		Outsourcing, Inc	1,174
20,402		Oyo Corp	242
96,770		Park24 Co Ltd	1,571
23,800		Pasona Group, Inc	363
32,142		Pilot Corp	945
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
235,386		Pitney Bowes, Inc	$1,250
312,618	*,e	Precigen, Inc	1,094
103,427		Prestige International, Inc	939
513,742	g	Prosegur Cash S.A.	420
272,331		Prosegur Cia de Seguridad S.A.	653
59,830		Quad Graphics, Inc	181
61,452	*,g	Quess Corp Ltd	345
380,503	*	Raksul, Inc	15,515
111,042		Randstad Holdings NV	5,790
3,058,721		Recruit Holdings Co Ltd	121,478
5,637	*,e	Red Violet, Inc	104
1,935,456		RELX plc	43,088
766,679		RELX plc (London)	17,065
38,900	*	Renrui Human Resources Technology Holdings Ltd	104
1,929,690		Rentokil Initial plc	13,338
304,566		Republic Services, Inc	28,431
51,419		Resources Connection, Inc	594
119,656		Restore plc	495
169,987		Ritchie Bros Auctioneers, Inc	10,081
162,437	e	Robert Half International, Inc	8,599
214,469		Rollins, Inc	11,622
197,298	e	RWS Holdings plc	1,436
16,143		S1 Corp (Korea)	1,210
27,852		Sato Corp	595
230,539		Secom Co Ltd	21,098
562,647		Securitas AB (B Shares)	8,601
309,874		Seek Ltd	4,780
1,360,795		Serco Group plc	2,228
122,207		SG Fleet Group Ltd	135
5,723		SGS S.A.	15,337
30,200		Shanghai M&G Stationery, Inc	302
100,500	*,†	Shanghai Youngsun Investment Co Ltd	84
166,400		Shenzhen Dongjiang Environmental Co Ltd	112
133,354		SmartGroup Corp Ltd	551
291,587		SMS Co Ltd	8,467
27,598	e	Societe BIC S.A.	1,447
52,890		Sohgo Security Services Co Ltd	2,520
78,628	*	SP Plus Corp	1,411
132,351		SPIE S.A.	2,372
66,732		S-Pool, Inc	535
59,743		Sporton International, Inc	504
121,622		Stantec, Inc	3,693
155,200		Steelcase, Inc (Class A)	1,569
272,263	*	Stericycle, Inc	17,169
58,000		Sunny Friend Environmental Technology Co Ltd	462
6,723		Synergie S.A	190
231,660		Taiwan Secom Co Ltd	675
254,340		Taiwan-Sogo Shinkong Security Corp	319
41,000		Tanseisha Co Ltd	277
61,957	*	Team, Inc	341
8,844	*	TeamLease Services Ltd	264
148,418		TechnoPro Holdings, Inc	9,293
141,553		Teleperformance	43,641
136,024		Temp Holdings Co Ltd	2,222
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
59,948		Tetra Tech, Inc	$5,725
161,562		Thomson Reuters Corp	12,893
475,000		Times Neighborhood Holdings Ltd	634
25,912		Tinexta S.p.A	504
123,301		Tomra Systems ASA	5,341
52,206		Toppan Forms Co Ltd	497
204,750		Toppan Printing Co Ltd	2,894
160,832		Transcontinental, Inc	1,986
357,740		TransUnion	30,097
52,803	*	TriNet Group, Inc	3,132
54,523	*	TrueBlue, Inc	845
24,362		Trust Tech, Inc	264
8,700		Uchida Yoko Co Ltd	433
24,348		Unifirst Corp	4,611
29,499	e	United Technology Holdings Co Ltd	1,007
50,215		US Ecology, Inc	1,641
240,890		Verisk Analytics, Inc	44,639
34,478		Viad Corp	718
144,396	*,e	Vivint Smart Home, Inc	2,466
14,190	e	VSE Corp	435
470,039		Waste Connections, Inc	48,790
1,000,405		Waste Management, Inc	113,216
10,200		WDB Holdings Co Ltd	299
6,900		Weathernews, Inc	393
12,384	*,e	Willdan Group, Inc	316
183,547		Wolters Kluwer NV	15,657
8,700		World Holdings Co Ltd	173
12,500		YAMADA Consulting Group Co Ltd	144
49,500	e	Yumeshin Holdings Co Ltd	326
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,472,546

CONSUMER DURABLES & APPAREL - 2.2%
700,000		361 Degrees International Ltd	90
21,130		Accell Group	586
47,682		Acushnet Holdings Corp	1,603
271,417		Adidas-Salomon AG.	87,652
145,696		Aksa Akrilik Kimya Sanayii	134
9,848		Amber Enterprises India Ltd	273
72,368	*,e	American Outdoor Brands, Inc	943
664,157	*	AmTRAN Technology Co Ltd	228
1,041,335		Anta Sports Products Ltd	10,868
4,060,000	*,e	Apollo Future Mobility Group Ltd	223
40,369		Arezzo Industria e Comercio S.A.	391
92,574	*	Aritzia, Inc	1,212
169,573		Asics Corp	2,371
92,338		Bafang Electric Suzhou Co Ltd	2,159
26,477		Bajaj Electricals Ltd	181
727,041		Barratt Developments plc	4,459
29,341		Bata India Ltd	526
54,425	*	Beazer Homes USA, Inc	718
180,839		Bellway plc	5,481
42,179	e	Beneteau S.A.	340
16,708		Berkeley Group Holdings plc	911
270,600		Betsson AB	2,074
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
92,953	e	Bonava AB	$772
1,582,000		Bosideng International Holdings Ltd	494
251,465		Bovis Homes Group plc	1,843
108,798		Breville Group Ltd	1,974
45,299		BRP, Inc (Toronto)	2,393
38,212	e	Brunello Cucinelli S.p.A	1,165
301,042		Brunswick Corp	17,734
135,604		Burberry Group plc	2,718
6,327,683		Cairn Homes plc	5,864
5,552,409		Cairn Homes plc (London)	5,062
152,469		Callaway Golf Co	2,918
64,188	*,e	Canada Goose Holdings, Inc	2,062
1,271,706	*	Capri Holdings Ltd	22,891
16,426		Carter’s, Inc	1,422
136,616	*,e	Casio Computer Co Ltd	2,212
17,114	*	Cavco Industries, Inc	3,086
35,629		CCC S.A.	437
47,915	*	Century Communities, Inc	2,028
18,725	e	Chargeurs S.A.	367
2,884,400	e	China Dongxiang Group Co	359
376,698		China Lilang Ltd	207
20,300		Chofu Seisakusho Co Ltd	425
384,357		Chow Sang Sang Holding	414
131,151		Cia Hering	391
640,022		Cie Financiere Richemont S.A.	42,973
1,506,000	*	Citychamp Watch & Jewellery Group Ltd	305
40,749		Clarus Corp	575
1,559,078		Coats Group plc	1,122
5,327		Columbia Sportswear Co	463
68,997		Construtora Tenda S.A.	349
12,636		Corona Corp	119
704,000	e,g	Cosmo Lady China Holdings Co Ltd	67
911,890	g	Countryside Properties plc	3,955
25,654		COWELL FASHION Co Ltd	135
275,782		Crest Nicholson Holdings plc	703
226,450	*	CROCS, Inc	9,676
443,796		Crompton Greaves Consumer Electricals Ltd	1,761
656,375	g	Crystal International Group Ltd	172
1,268		Cuckoo Electronics Co Ltd	107
286,117		Cyrela Brazil Realty S.A.	1,184
40,532	*	Deckers Outdoor Corp	8,917
119,063		De’Longhi S.p.A.	4,071
10,188		Delta-Galil Industries Ltd	164
34,602		Descente Ltd	565
2,586		Dixon Technologies India Ltd	308
972,374		DR Horton, Inc	73,541
37,463	*	Duni AB	377
92,950		Eclat Textile Co Ltd	1,162
206,877		Electrolux AB (Series B)	4,822
255,052	*	Electrolux Professional AB	1,021
15,786	e	Escalade, Inc	289
139,357		ES-Con Japan Ltd	1,156
720,682		Essilor International S.A.	98,111
42,996		Ethan Allen Interiors, Inc	582
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
95,767		Even Construtora e Incorporadora S.A.	$190
93,898		Ez Tec Empreendimentos e Participacoes S.A.	589
6,290		F&F Co Ltd	478
189,124		Feng TAY Enterprise Co Ltd	1,142
24,568		Fila Korea Ltd	768
1,229		Forbo Holding AG.	2,017
366,052		Formosa Taffeta Co Ltd	397
81,381		Forus S.A.	95
76,452	*	Fossil Group, Inc	439
21,850		Foster Electric Co Ltd	235
25,908		France Bed Holdings Co Ltd	218
339,999	*,†,e	Fuguiniao Co Ltd	0	^
10,500		Fujibo Holdings Inc	366
66,021		Fujitsu General Ltd	1,921
106,032		Fulgent Sun International Holding Co Ltd	401
79,568		Fusheng Precision Co Ltd	485
60,097		Games Workshop Group plc	7,885
129,313	*	Garmin Ltd	12,267
74,394	*,e	Genasys, Inc	458
37,792	*	GeneOne Life Science, Inc	958
283,639		Giant Manufacturing Co Ltd	2,688
71,806	*,e	G-III Apparel Group Ltd	941
184,543		Gildan Activewear, Inc	3,637
3,287,476	*,g	Glenveagh Properties plc	2,690
2,700,000	*,e,g	Glenveagh Properties plc (London)	2,155
62,047	e	Goldwin, Inc	4,932
108,091	*	GoPro, Inc	490
1,794,090		Gree Electric Appliances, Inc of Zhuhai	14,126
162,459	*	Green Brick Partners, Inc	2,616
288,031		Grendene S.A.	393
90,210		Guararapes Confeccoes S.A.	224
16,318		Gunze Ltd	610
2,168,944		Haier Electronics Group Co Ltd	7,885
10,427	e	Hamilton Beach Brands Holding Co	203
12,812		Handsome Co Ltd	330
141,413		Hanesbrands, Inc	2,227
319,109		Hangzhou Robam Appliances Co Ltd	1,540
16,158		Hansae Co Ltd	249
80,360		Hanssem Co Ltd	7,345
26,314		Hanwha Systems Co Ltd	256
207,162		Hasbro, Inc	17,136
792,472		Haseko Corp	10,438
61,789		Heiwa Corp	1,016
27,123	*	Helen of Troy Ltd	5,249
24,654	*,†	Hellenic Duty Free Shops S.A.	0	^
20,614		Hermes International	17,754
6,160		Hitachi Home & Life Solutions India Ltd	186
42,560	*	HLB, Inc	3,752
19,753	e	Hooker Furniture Corp	510
466,000	*,†	HOSA International Ltd	1
35,820		HS Industries Co Ltd	254
65,755		Hugo Boss AG.	1,644
766,827		Husqvarna AB (B Shares)	8,432
16,527		Hwaseung Enterprise Co Ltd	197
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,444		Hyosung TNC Co Ltd	$597
81,118		IG Design Group plc	444
304,121		Iida Group Holdings Co Ltd	6,155
90,577	*	Installed Building Products, Inc	9,216
29,962	*,e	iRobot Corp	2,274
49,310		Japan Wool Textile Co Ltd	477
63,937		JM AB	1,981
144,994		JNBY Design Ltd	141
81,000		Johnson Health Tech Co Ltd	187
24,247		Johnson Outdoors, Inc	1,986
38,800		Joyoung Co Ltd	231
183,600		JVC KENWOOD Holdings, Inc	256
19,107		Kaufman & Broad S.A.	759
130,850		KB Home	5,023
1,073,244		Kinpo Electronics	392
51,956		KMC Kuei Meng International In	342
434,200		Konka Group Co Ltd	127
83,563		Kontoor Brands, Inc	2,022
15,849		KPR Mill Ltd	140
14,500		Kurabo Industries Ltd	266
13,626	*,e	Lakeland Industries, Inc	270
70,377		La-Z-Boy, Inc	2,226
520,776		Lealea Enterprise Co Ltd	217
72,700		LEC, Inc	1,164
6,851	*,e	Legacy Housing Corp	94
175,207	e	Leggett & Platt, Inc	7,213
351,293		Lennar Corp (Class A)	28,694
21,124		Lennar Corp (Class B)	1,387
158,467	e	Levi Strauss & Co	2,123
53,874		LG Electronics, Inc	4,220
17,139		LG Fashion Corp	196
18,712	*	LGI Homes, Inc	2,174
1,913,000		Li Ning Co Ltd	9,001
7,312	e	Lifetime Brands, Inc	69
8,496	*,e	Lovesac Co	235
601		LPP S.A.	1,021
319,829	*	Lululemon Athletica, Inc	105,342
164,678		Luthai Textile Co Ltd	85
334,312		LVMH Moet Hennessy Louis Vuitton S.A.	156,425
49,042	*	M/I Homes, Inc	2,258
192,271		Makalot Industrial Co Ltd	1,142
93,285	*	Malibu Boats, Inc	4,623
1,706,184		Man Wah Holdings Ltd	2,285
6,442	*,†	Mariella Burani S.p.A.	0
6,601	e	Marine Products Corp	103
14,226		Mars Engineering Corp	240
15,186	*	MasterCraft Boat Holdings, Inc	266
1,675,042	*	Mattel, Inc	19,598
36,858	*,g	Mavi Giyim Sanayi Ve Ticaret AS.	184
95,913		Maytronics Ltd	1,475
605,581	g	McCarthy & Stone plc	544
84,357		MDC Holdings, Inc	3,973
201,000		Merida Industry Co Ltd	1,629
60,201	*	Meritage Homes Corp	6,646
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
217		Metall Zug AG.(B Shares)	$309
266,296		MIPS AB	11,860
19,400		Mizuno Corp	351
76,826	*	Mohawk Industries, Inc	7,497
918,074		Moncler S.p.A	37,569
26,521		Movado Group, Inc	264
300,114		MRV Engenharia e Participacoes S.A.	860
6,868		Nacco Industries, Inc (Class A)	125
167,230		Namco Bandai Holdings, Inc	12,253
38,000		Nan Liu Enterprise Co Ltd	308
201,962	*,e	Nautilus, Inc	3,466
32,700		NavInfo Co Ltd	71
62,740	*,g	Neinor Homes S.A.	802
2,314,065		Newell Brands Inc	39,709
77,000		Nien Made Enterprise Co Ltd	920
3,256,317		Nike, Inc (Class B)	408,798
211,565	e	Nikon Corp	1,428
125,836		Nobia AB	841
20,701	*	NVR, Inc	84,525
106,331		Onward Kashiyama Co Ltd	275
14,700		Oppein Home Group, Inc	233
45,627		Orient Electric Ltd	113
265,302		Oriental Weavers	99
26,212		Oxford Industries, Inc	1,058
1,060,778		Pacific Textile Holdings Ltd	495
3,039		Page Industries Ltd	880
104,456		Paiho Shih Holdings Corp	102
2,367,713		Panasonic Corp	20,168
13,291		Pandora AS	959
402,000	*,†	Peace Mark Holdings Ltd	0
239,341	*	Peloton Interactive, Inc	23,752
163,752		Persimmon plc	5,218
176,933	*	Peter England Fashions and Retail Ltd	321
20,656		PIK Group (GDR)	151
102,674		Polaris Inc	9,686
1,201,041		Pou Chen Corp	1,091
14,411,192	e	Prada S.p.A	56,702
141,323		Pressance Corp	1,877
547,863		Pulte Homes, Inc	25,361
211,807		Puma AG. Rudolf Dassler Sport	19,040
135,610	*	Purple Innovation, Inc	3,371
58,888		PVH Corp	3,512
372,000	e	Q Technology Group Co Ltd	419
196,100		Qingdao Haier Co Ltd	632
285,000		Quang Viet Enterprise Co Ltd	1,103
100,205		Rajesh Exports Ltd	608
7,085		Ralph Lauren Corp	482
315,758		Redrow plc	1,643
46,153		Relaxo Footwears Ltd	418
68,470		Rinnai Corp	6,679
11,340		Rocky Brands, Inc	282
391,000	*	Roo Hsing Co Ltd	167
308,000		Ruentex Industries Ltd	691
56,919	e	Salvatore Ferragamo Italia S.p.A	838
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,561,800	e,g	Samsonite International	$1,586
52,124		Sangetsu Co Ltd	804
52,200		Sankyo Co Ltd	1,367
15,612	*	Sanlorenzo S.p.A	311
21,107		SEB S.A.	3,433
161,682		Sega Sammy Holdings, Inc	1,971
27,900	e	Seiko Holdings Corp	377
47,393		Seiren Co Ltd	698
250,367		Sekisui Chemical Co Ltd	4,005
696,225		Sekisui House Ltd	12,338
149,794		Sharp Corp	1,863
904,924		Shenzhou International Group Holdings Ltd	15,410
64,453		Shimano, Inc	12,723
8,114		Sioen Industries NV	179
23,871	*	Skechers U.S.A., Inc (Class A)	721
163,707	*	Skyline Champion Corp	4,382
1,257,900	*	Skyworth Digital Holdings Ltd	363
84,523		Smith & Wesson Brands, Inc	1,312
488,096	*	Sonos, Inc	7,409
3,170,679		Sony Corp	243,007
615,798	*,g	Spin Master Corp	13,291
67,700		Starts Corp, Inc	1,487
3,660,059	*,e	Steinhoff International Holdings NV	153
493,500		Stella International Holdings Ltd	485
212,510		Steven Madden Ltd	4,144
45,311		Sturm Ruger & Co, Inc	2,771
400,697		Sumitomo Forestry Co Ltd	6,395
30,900		Suofeiya Home Collection Co Ltd	120
17,099		Superior Uniform Group, Inc	397
11,911		Swatch Group AG.	2,776
2,134		Swatch Group AG. (Registered)	96
13,133		Symphony Ltd	169
958,602		Tainan Spinning Co Ltd	381
639,600		Taiwan Paiho Ltd	1,504
14,700	e	Tama Home Co Ltd	194
56,500		Tamron Co Ltd	895
139,803		Tapestry, Inc	2,185
312,773	*	Taylor Morrison Home Corp	7,691
3,396,069		Taylor Wimpey plc	4,749
536,900		TCL Corp	488
1,944,973		TCL Multimedia Technology Holdings Ltd	1,507
15,601	*,g	TCNS Clothing Co Ltd	84
1	*	Technicolor S.A.	0	^
205,729	g	Technogym S.p.A	1,759
267,038	*	Tempur Sealy International, Inc	23,817
233,000		Texhong Textile Group Ltd	168
115,016	g	Thule Group AB	3,795
292,028		Titan Industries Ltd	4,767
16,639	e	Tod’s S.p.A.	485
8,290		Token Corp	613
153,055		Toll Brothers, Inc	7,448
70,046		TomTom NV	525
97,301		Tomy Co Ltd	839
89,986	*	TopBuild Corp	15,360
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
392,348	*	TRI Pointe Homes, Inc	$7,117
75,653		Trisul S.A.	145
59,164		TSI Holdings Co Ltd	183
2,841		TTK Prestige Ltd	236
81,888		Tupperware Brands Corp	1,651
76,084	*,e	Turtle Beach Corp	1,385
32,994	*	Under Armour, Inc (Class A)	371
2,061,668	*,e	Under Armour, Inc (Class C)	20,287
25,912	*	Unifi, Inc	333
35,952	*	Universal Electronics, Inc	1,357
27,143		Universal Entertainment Corp	496
4,921		VAN DE Velde	132
11,649		Vardhman Textiles Ltd	127
50,370	*	Vera Bradley, Inc	308
65,237	*	Vestel Elektronik Sanayi	146
388,817		VF Corp	27,314
119,263	*,e	Victoria plc	460
31,542		VIP Industries Ltd	124
151,039	*	Vista Outdoor, Inc	3,048
87,096		Vivara Participacoes S.A.	368
28,625	*,e	VOXX International Corp (Class A)	220
2,584	*	V-ZUG Holding AG.	211
46,213		Wacoal Holdings Corp	874
347,500		Weiqiao Textile Co	79
284,354		Welspun India Ltd	259
963,564	e	Whirlpool Corp	177,190
7,321		Winix, Inc	122
127,307		Wolverine World Wide, Inc	3,290
23,378		Woongjin Coway Co Ltd	1,590
23,400		Xiamen Intretech, Inc	201
1,105,383		XTEP International Holdings	329
128,696		Yamaha Corp	6,172
367,215	*	YETI Holdings, Inc	16,642
14,400		Yondoshi Holdings, Inc	241
58,100	e	Yonex Co Ltd	349
20,124		Youngone Corp	477
4,971		Youngone Holdings Co Ltd	157
930,000		Yue Yuen Industrial Holdings	1,507
38,700		Zhejiang Semir Garment Co Ltd	46
15,000		Zhejiang Supor Co Ltd	174
8,252		Zinus, Inc	580
36,700		Zojirushi Corp	609
		TOTAL CONSUMER DURABLES & APPAREL	2,518,052

CONSUMER SERVICES - 2.0%
428,316		888 Holdings plc	1,388
96,239	g	AcadeMedia AB	794
31,830	*,e	Accel Entertainment, Inc	341
369,707		Accor S.A.	10,348
150,041	*	Adtalem Global Education, Inc	3,682
8,072		Aeon Fantasy Co Ltd	126
924,499	*	Afya Ltd	25,183
1,757,138	*,e	Alsea SAB de C.V.	1,675
5,669	*	Altus San Nicolas Corp	1
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,484	*	American Public Education, Inc	$1,198
72,006	*	AmRest Holdings SE	328
377,642		ARAMARK Holdings Corp	9,989
17,060	e	ARCLAND SERVICE Co Ltd	343
230,503	*	Arco Platform Ltd	9,414
8,428,066	a,e	Arcos Dorados Holdings, Inc	34,555
540,272		Aristocrat Leisure Ltd	11,783
16,392	*,e	Aspen Group, Inc	183
6,774,106		Asset World Corp PCL	753
105,300	e	Atom Corp	864
135,717		Autogrill S.p.A.	613
43,158	*,g	Basic-Fit NV	1,028
55,934		Benesse Holdings, Inc	1,440
688,761		Berjaya Sports Toto BHD	340
4,141		bet-at-home.com AG.	172
64	*,e	Biglari Holdings, Inc (A Shares)	31
7,775	*	Biglari Holdings, Inc (B Shares)	692
34,087		BJ’s Restaurants, Inc	1,004
157,578		BK Brasil Operacao e Assessoria a Restaurantes S.A.	301
3,434,100		Bloomberry Resorts Corp	522
144,661		Bloomin’ Brands, Inc	2,209
8,639	e	Bluegreen Vacations Corp	42
214,640		Boyd Gaming Corp	6,587
88,841	*	Bright Horizons Family Solutions	13,507
18,627	e	Bright Scholar Education Holdings Ltd (ADR)	119
295,958		Brinker International, Inc	12,643
10,300	e	BRONCO BILLY Co Ltd	235
4,100		BTG Hotels Group Co Ltd	11
451,468	*,e	Caesars Entertainment, Inc	25,309
378,000		Cafe de Coral Holdings Ltd	799
284,679		Cairo Investment & Real Estate Development Co SAE	235
212,111	*	Cairo Mezz plc	18
1,653,635	e	Carnival Corp	25,102
173,705		Carnival plc	2,210
84,975		Carriage Services, Inc	1,896
127,324	*	Carrols Restaurant Group, Inc	821
437,468		Central Plaza Hotel PCL	312
77,423	*,e	Century Casinos, Inc	424
67,200	e	Cheesecake Factory	1,864
194,929	*,e	Chegg, Inc	13,926
337,271		China Beststudy Education Group	141
273,000	g	China East Education Holdings Ltd	595
367,000		China Education Group Holdings Ltd	675
107,300		China International Travel Service Corp Ltd	3,525
582,000		China Kepei Education Group Ltd	453
1,338,000	e	China Maple Leaf Educational Systems Ltd	403
719,000	g	China New Higher Education Group Ltd	465
1,950,000		China Travel International Inv HK	276
460,000	g	China Xinhua Education Group Ltd	164
1,204,000	g	China Yuhua Education Corp Ltd	1,033
116,280	*	Chipotle Mexican Grill, Inc (Class A)	144,619
47,785		Choice Hotels International, Inc	4,108
78,428		Churchill Downs, Inc	12,848
72,533	*,e	Chuy’s Holdings, Inc	1,420
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,606		Cie des Alpes	$229
1,689,945		Cogna Educacao	1,559
15,450	e	Collectors Universe	765
118,961		Collins Foods Ltd	885
65,000	e	Colowide Co Ltd	1,105
1,861,220		Compass Group plc	27,959
99,089		Corporate Travel Management Ltd	1,246
36,784		Cracker Barrel Old Country Store, Inc	4,218
103,100	e	Create Restaurants Holdings, Inc	592
344,142		Crown Resorts Ltd	2,186
153,266		CVC Brasil Operadora e Agencia de Viagens S.A.	440
195,429		Dadi Early-Childhood Education Group Ltd	1,217
21,543		Daekyo Co Ltd	72
140,000		Dahan Development Corp	260
10,000	*,e	Daisyo Corp	119
223,546		Dalata Hotel Group plc	648
197,496		Darden Restaurants, Inc	19,896
58,886	e	Dave & Buster’s Entertainment, Inc	893
173,027	*	Del Taco Restaurants, Inc	1,419
145,281	*	Denny’s Corp	1,453
38,439		Dine Brands Global Inc.	2,098
7,723	e	DO & CO AG.	316
67,193		Domino’s Pizza Enterprises Ltd	3,842
492,695		Domino’s Pizza Group plc	2,319
24,902		Domino’s Pizza, Inc	10,590
8,326		DoubleUGames Co Ltd	529
32,318		Doutor Nichires Holdings Co Ltd	491
3,034,543	*	Dubai Parks & Resorts PJSC	111
64,757		Dunkin Brands Group, Inc	5,304
58,584		Dur Hospitality Co	486
122,399		EIH Ltd	134
26,298	*,e	El Pollo Loco Holdings, Inc	426
217,764	e,g	Elior Participations S.C.A	1,011
46,881	*	Emerson Pacific, Inc	375
350,791	*,e	Everi Holdings, Inc	2,894
157,375	e,g	Evolution Gaming Group AB	10,398
227,688		Extended Stay America, Inc	2,721
83,500		Fairwood Holdings Ltd	196
19,626		Fattal Holdings 1998 Ltd	1,098
29,998	*	Fiesta Restaurant Group, Inc	281
157,215		Flight Centre Travel Group Ltd	1,580
355,709	*	Flutter Entertainment plc	56,032
45,990		Formosa International Hotels Corp	212
42,553	e	Franchise Group, Inc	1,079
158,541	*	frontdoor, Inc	6,169
868,000		Fu Shou Yuan International Group Ltd	848
23,399	e	Fuji Kyuko Co Ltd	872
18,000	e	Fujio Food System Co Ltd	243
942,863		G8 Education Ltd	658
69,583		GAEC Educacao S.A.	323
6,849,043		Galaxy Entertainment Group Ltd	46,304
21,026	*,e	GAN Ltd	355
1,105,467		Genting BHD	848
1,903,778		Genting Singapore Ltd	940
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
33,287	*	Golden Entertainment, Inc	$460
80,739		Gourmet Master Co Ltd	287
6,051		Graham Holdings Co	2,445
61,777	*	Grand Canyon Education, Inc	4,938
28,376		Grand Korea Leisure Co Ltd	300
57,431	*	Great Canadian Gaming Corp	1,040
13,128	e	GreenTree Hospitality Group Ltd	178
113,460		Greggs plc	1,719
73,219	*,e	GSX Techedu, Inc (ADR)	6,598
543,168		GVC Holdings plc	6,803
363,679		H&R Block, Inc	5,924
1,060,000	*,g	Haichang Holdings Ltd	71
2,004,000	e,g	Haidilao International Holding Ltd	14,520
8,563		Hana Tour Service, Inc	287
23,376		Herfy Food Services Co	335
26,437	e	Hiday Hidaka Corp	481
249,464	*	Hilton Grand Vacations, Inc	5,234
858,794		Hilton Worldwide Holdings, Inc	73,272
36,628	e	HIS Co Ltd	647
476,500		Hongkong & Shanghai Hotels	370
1,856,000	g	Hope Education Group Co Ltd	571
273,784	*	Houghton Mifflin Harcourt Co	474
193,775		Huangshan Tourism Development Co Ltd	152
114,359	e	Huazhu Group Ltd (ADR)	4,945
49,858		Hyatt Hotels Corp	2,661
15,500		Ichibanya Co Ltd	830
1,675,663		IDP Education Ltd	23,068
437,185		Indian Hotels Co Ltd	564
163,070		InterContinental Hotels Group plc	8,560
158,928	e	International Game Technology plc	1,769
172,112	e	Invocare Ltd	1,209
58,142		Jack in the Box, Inc	4,611
85,869		Jackpotjoy plc	1,321
19,500	e	Japan Best Rescue System Co Ltd	195
318,987	*,g	Jiumaojiu International Holdings Ltd	754
223,707		Jollibee Foods Corp	671
65,600		Jubilant Foodworks Ltd	2,077
369,210	e	Jumbo Interactive Ltd	3,337
86,802	*	K12, Inc	2,286
27,755	*,e	Kambi Group plc	906
54,326		Kangwon Land, Inc	999
28,170	e	Kappa Create Co Ltd	420
23,600	e	Kisoji Co Ltd	570
12,746	*,e	KNT-CT Holdings Co Ltd	135
49,600		KOMEDA Holdings Co Ltd	926
216,546	*,e,g	Koolearn Technology Holding Ltd	930
112,716	e	Koshidaka Holdings Co Ltd	462
12,253		Kourakuen Holdings Corp	215
11,702	e	Kura Corp	638
6,151	*,e	Kura Sushi USA, Inc	81
33,183		Kyoritsu Maintenance Co Ltd	1,231
80,588	g	La Francaise des Jeux SAEM	2,957
1,693,114		Las Vegas Sands Corp	79,001
262,336	*	Laureate Education, Inc	3,484
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,413		Leejam Sports Co JSC	$370
252,756	g	LeoVegas AB	1,068
43,156	*	Lindblad Expeditions Holdings, Inc	367
10,100	*	Litalico, Inc	278
29,320	*	Lotte Tour Development Co Ltd	386
2,088,504	*	Macau Legend Development Ltd	284
671,707		Magnum BHD	340
355,556		Mandarin Oriental International Ltd	641
548,537		Marriott International, Inc (Class A)	50,784
62,114		Marriott Vacations Worldwide Corp	5,641
721,198		Marston’s plc	409
9,800	e	Matsuya Foods Co Ltd	341
2,065,872		McDonald’s Corp	453,438
49,299		McDonald’s Holdings Co Japan Ltd	2,398
6,907		MegaStudyEdu Co Ltd	173
22,200	e	Meiko Network Japan Co Ltd	156
1,618,791		Melco Crown Entertainment Ltd (ADR)	26,953
2,789,817		Melco International Development	4,916
133,783	e	Melia Hotels International S.A.	490
673,404		MGM Resorts International	14,647
1		Minor International PCL (ADR)	0	^
1,723,578		Minor International PCL (Foreign)	1,090
704,000	g	Minsheng Education Group Co Ltd	99
221,439	*	Mitchells & Butlers plc	386
11,610	*	Monarch Casino & Resort, Inc	518
5,417		Monogatari Corp	534
27,200	e	MOS Food Services, Inc	752
21,712	e	MTY Food Group, Inc	540
2,056		Nathan’s Famous, Inc	105
186,976	*	New Oriental Education & Technology Group (ADR)	27,953
64,362	*,e	Noodles & Co	442
360,649	*,e	Norwegian Cruise Line Holdings Ltd	6,171
100,300		Offcn Education Technology Co Ltd	482
13,800		Ohsho Food Service Corp	780
59,911	*,e	OneSmart International Education Group Ltd (ADR)	269
80,667	e	OneSpaWorld Holdings Ltd	524
97,758		OPAP S.A.	927
12,341	*	Orascom Development Holding AG.	119
205,167	e	Oriental Land Co Ltd	28,774
176,677		Paddy Power plc	28,040
102,684		Pandox AB	1,177
54,260		Papa John’s International, Inc	4,465
44,671		Paradise Co Ltd	524
258,534	e	Park Lawn Corp	5,339
38,470	*,†	Patisserie Holdings plc	1
237,970	*,e	Penn National Gaming, Inc	17,300
385,769	*,e	Perdoceo Education Corp	4,722
7,193	e	PIA Corp	222
109,394	*	Planet Fitness, Inc	6,741
188,471	*,e	PlayAGS, Inc	667
342,275		Playtech Ltd	1,598
23,205	e	Plenus Co Ltd	401
884,124	*,e	PointsBet Holdings Ltd	6,897
33,350		Power Wind Health Industry, Inc	181
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,625,200	*	PT Nusantara Properti International Tbk	$84
12,384	e	RCI Hospitality Holdings, Inc	253
18,378		Recipe Unlimited Corp	137
25,465	*,e	Red Robin Gourmet Burgers, Inc	335
476,813		Red Rock Resorts, Inc	8,154
318,000		Regal Hotels International Holdings Ltd	119
36,107	*,e	Regis Corp	222
3,270,429		Resorts World BHD	1,640
88,100		Resorttrust, Inc	1,343
296,639		Restaurant Brands International, Inc (Toronto)	17,038
36,951	*	Restaurant Brands New Zealand Ltd	292
670,680	e	Restaurant Group plc	426
22,000	e	Ringer Hut Co Ltd	540
120,000		Riso Kyoiku Co Ltd	330
70,561	e	Round One Corp	567
303,296	e	Royal Caribbean Cruises Ltd	19,632
29,200		Royal Holdings Co Ltd	505
28,009	e	Ruth’s Hospitality Group Inc	310
30,300	*,e	Saizeriya Co Ltd	617
2,132,359		Sands China Ltd	8,265
18,214		Saudi Airlines Catering Co	401
132,463	e,g	Scandic Hotels Group AB	397
131,000		Scholar Education Group	360
145,721	*,e	Scientific Games Corp (Class A)	5,087
159,914	*	SeaWorld Entertainment, Inc	3,154
136,877	*	Seera Group Holding	697
55,109	g	Ser Educacional S.A.	139
254,658	e	Service Corp International	10,741
10,800	e	SFP Holdings Co Ltd	140
30,720	*,e	Shake Shack, Inc	1,981
26,400		Shanghai Jinjiang International Hotels Development Co Ltd	159
1,158,000		Shanghai Jinjiang International Hotels Group Co Ltd	182
1,166,000		Shangri-La Asia Ltd	956
193,300		Shenzhen Overseas Chinese Town Co Ltd	193
147,200	*,e	Silver Life Co Ltd	2,814
97,529		Six Flags Entertainment Corp	1,980
1,509,000		SJM Holdings Ltd	1,789
45,060		SkiStar AB	605
817,074		Sky City Entertainment Group Ltd	1,621
219,482		Skylark Co Ltd	3,136
82,759		Sodexho Alliance S.A.	5,899
96,840		Songcheng Performance Development Co Ltd	261
589,981		SSP Group plc	1,368
16,500		St Marc Holdings Co Ltd	242
914,308		Star Entertainment Grp Ltd	2,017
1,717,086		Starbucks Corp	147,532
64,189		Strategic Education, Inc	5,871
9,900	e	Studio Alice Co Ltd	158
116,693		Sushiro Global Holdings Ltd	2,968
1,936,039		Tabcorp Holdings Ltd	4,662
374,535	*	TAL Education Group (ADR)	28,480
23,319	*	Target Hospitality Corp	28
238,480	*	Terminix Global Holdings, Inc	9,511
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
265,630		Texas Roadhouse, Inc (Class A)	$16,148
1,100,000		Tianli Education International Holdings Ltd	964
15,171	*,e	TKP Corp	325
92,100	e	Tokyo Dome Corp	663
17,885		Tokyotokeiba Co Ltd	908
49,159	e	Toridoll.corp	667
21,184		Tosho Co Ltd	261
35,220	*,e	Transat AT, Inc	103
469,704	e	TUI AG. (DI)	1,763
147,762		Twin River Worldwide Holdings Inc	3,882
304,366		Unibet Group plc (ADR)	2,204
25,452	*,e	Universal Technical Institute, Inc	129
56,371		Vail Resorts, Inc	12,062
23,792	e	Watami Co Ltd	224
249,387		Wendy’s	5,560
30,206	*	Westlife Development Ltd	162
95,706		Wetherspoon (J.D.) plc	1,030
187,909		Whitbread plc	5,134
1,174,557		William Hill plc	4,175
61,072		Wingstop, Inc	8,346
554,000		Wisdom Education International Holdings Co Ltd	209
137,303	*,e	WW International Inc	2,591
885,495		Wyndham Destinations, Inc	27,238
451,740		Wyndham Hotels & Resorts, Inc	22,813
26,897,190		Wynn Macau Ltd	43,165
544,608		Wynn Resorts Ltd	39,108
356,500	e,g	Xiabuxiabu Catering Management China Holdings Co Ltd	440
524,461		YDUQS Part	2,560
4,235	e	Yomiuri Land Co Ltd	169
71,719	e	Yoshinoya D&C Co Ltd	1,343
1,172,310		Yum China Holdings, Inc	62,074
1,146,715		Yum! Brands, Inc	104,695
153,222	e	Zensho Co Ltd	3,616
		TOTAL CONSUMER SERVICES	2,300,137

DIVERSIFIED FINANCIALS - 3.7%
61,211	*	360 Finance, Inc (ADR)	731
129,334		3i Group plc	1,661
39,771		ABC Arbitrage	344
27,002		Ackermans & Van Haaren	3,502
277,770	e	Acom Co Ltd	1,208
87,711		Aeon Credit Service M BHD	220
121,400		AEON Financial Service Co Ltd	1,107
65,000		Aeon Thana Sinsap Thailand PCL	230
36,358		Affiliated Managers Group, Inc	2,486
2,996,539		AGNC Investment Corp	41,682
337,200	*,e	Aiful Corp	874
321,256		AJ Bell plc	1,865
29,203		Aker ASA (A Shares)	1,258
40,316		Alaris Equity Partners Income	331
26,077	e	Alerus Financial Corp	511
848,495		Alexander Forbes Group Holdings Ltd	177
545,904		Ally Financial, Inc	13,686
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,165,048		Amanat Holdings PJSC	$250
7,808	e	A-Mark Precious Metals, Inc	263
2,221,684		American Express Co	222,724
172,882		Ameriprise Financial, Inc	26,643
3,531,414		AMP Ltd	3,325
51,542	g	Amundi S.A.	3,633
1,195,564	g	Anima Holding S.p.A	4,688
5,167,477		Annaly Capital Management, Inc	36,792
205,906		Anworth Mortgage Asset Corp	338
252,371		Apollo Commercial Real Estate Finance, Inc	2,274
299,460		Apollo Global Management, Inc	13,401
169,345	e	Arbor Realty Trust, Inc	1,942
70,424		Ares Commercial Real Estate Corp	644
145,574		Ares Management Corp	5,884
87,397		Arlington Asset Investment Corp (Class A)	248
188,083		ARMOUR Residential REIT, Inc	1,789
294,784		Artisan Partners Asset Management, Inc	11,494
60,213	*	Aseer Trading Tourism & Manufacturing Co	225
636,780		Ashmore Group plc	2,939
109,050	*	Assetmark Financial Holdings, Inc	2,371
1,807	e	Associated Capital Group, Inc	65
4,348	*,e	Atlanticus Holdings Corp	52
24,297		Aurelius AG.	394
274,109		Australian Stock Exchange Ltd	16,026
250,418		Avanza Bank Holding AB	4,922
289,300		Avic Capital Co Ltd	187
2,215	*,†	Ayala Corp Preferred	0	^
192,105		Azimut Holding S.p.A.	3,469
30,804	e	B. Riley Financial, Inc	772
1,984,153		B3 SA-Brasil Bolsa Balcao	19,436
169,185		Bajaj Finance Ltd	7,580
383,584	g	Banca Farmafactoring S.p.A	2,157
611,414		Banca Generali S.p.A	18,595
24,205		Banca IFIS S.p.A.	233
159,854		Banca Mediolanum S.p.A	1,151
29,598		Banco BTG Pactual S.A.	208
220,300		Banco BTG Pactual S.A. - Unit	2,858
54,618		Banco Latinoamericano de Exportaciones S.A. (Class E)	664
1,614,400		Bangkok Commercial Asset Management PCL	1,018
3,973,137		Bank of New York Mellon Corp	136,438
458,554		BGC Partners, Inc (Class A)	1,101
245,637		BlackRock, Inc	138,429
297,800		Blackstone Group, Inc	15,545
249,297		Blackstone Mortgage Trust, Inc	5,477
269,088	*	Blucora, Inc	2,535
977,012	e	BOCOM International Holdings Co Ltd	136
794,074	e	Bolsa Mexicana de Valores S.A. de C.V.	1,800
727,071	*,e	Brait S.A.	151
510,330		Brewin Dolphin Holdings plc	1,536
281,638		Brightsphere Investment Group, Inc	3,633
205,283	e	Broadmark Realty Capital, Inc	2,024
1,265,503	e	Brookfield Asset Management, Inc	41,875
357,638		Brookfield Asset Management, Inc (New York)	11,824
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
245,238		BT Investment Management Ltd	$971
54,441		Bure Equity AB	1,712
1,590,250		Burford Capital Ltd	12,802
1,977,300		Bursa Malaysia BHD	4,042
257,300		Caitong Securities Co Ltd	544
37,983	*,†	Calamos Asset Management, Inc	0
220,211		Canaccord Financial, Inc	1,123
258,240	*	Cannae Holdings, Inc	9,622
448,654		Capital One Financial Corp	32,240
1,585,990		Capital Securities Corp	592
248,964		Capstead Mortgage Corp	1,399
175,175		Carlyle Group, Inc	4,322
158,109		CBOE Global Markets, Inc	13,872
69,487		Cembra Money Bank AG.	8,247
29,810	e	Century Leasing System, Inc	1,625
284,095		Cerved Information Solutions S.p.A	2,033
1,139,180		Chailease Holding Co Ltd	5,218
657,649		Challenger Financial Services Group Ltd	1,830
328,600		Changjiang Securities Co Ltd	389
3,495,237		Charles Schwab Corp	126,632
23,645	e	Cherry Hill Mortgage Investment Corp	212
317,268		Chimera Investment Corp	2,602
677,000		China Bills Finance Corp	341
9,242,698		China Cinda Asset Management Co Ltd	1,742
927,925		China Everbright Ltd	1,248
1,769,045		China Galaxy Securities Co Ltd	1,001
211,300		China Galaxy Securities Co Ltd (Class A)	396
139,900		China Great Wall Securities Co Ltd	270
10,834,000	g	China Huarong Asset Management Co Ltd	1,154
647,200	g	China International Capital Corp Ltd	1,505
438,980		China Merchants Securities Co Ltd	1,399
148,300	g	China Renaissance Holdings Ltd	340
184,460		Cholamandalam Investment and Finance Co Ltd	626
478,194	*	CI Financial Corp	6,066
5,204,215		CITIC Securities Co Ltd	11,705
638,100		CITIC Securities Co Ltd (Class A)	2,833
168,818		Close Brothers Group plc	2,221
287,804	g	CMC Markets plc	1,149
603,952	e	CME Group, Inc	101,047
204,896		Coface S.A.	1,433
99,450		Cohen & Steers, Inc	5,543
144,212		Colony Credit Real Estate, Inc	708
206,800		Coronation Fund Managers Ltd	496
27,063		Corp Financiera Alba	1,129
137,160	*	Corp Financiera Colombiana S.A.	953
38,983		Cowen Group, Inc	634
4,725	*,e	Creades AB	436
15,130	*,e	Credit Acceptance Corp	5,124
72,546		Credit Corp Group Ltd	896
163,200		Credit Saison Co Ltd	1,734
7,125,730		Credit Suisse Group	71,134
25,009	*	CreditAccess Grameen Ltd	252
13,277		CRISIL Ltd	321
178,908		CSC Financial Co Ltd	1,320
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,524	e	Curo Group Holdings Corp	$109
46,800	e	Curves Holdings Co Ltd	302
251,517		Daewoo Securities Co Ltd	1,820
28,727		Daishin Securities Co Ltd	295
15,079		Daishin Securities Co Ltd PF	126
1,281,913	*	Daiwa Securities Group, Inc	5,392
11,750		Daou Data Corp	132
22,605		Daou Technology, Inc	414
91,973		DeA Capital S.p.A.	125
260,961		Deutsche Bank AG. (Registered)	2,200
10,850		Deutsche Beteiligungs AG.	394
84,540		Deutsche Boerse AG.	14,822
4,590	e	Diamond Hill Investment Group, Inc	580
3,405,035		Discover Financial Services	196,743
52,687	e,g	doBank S.p.A	523
130,500		Dongxing Securities Co Ltd	247
123,824	*	Donnelley Financial Solutions, Inc	1,654
1,969,624		Dubai Financial Market	453
41,482	e	Dynex Capital, Inc	631
174,445		E*TRADE Financial Corp	8,731
486,580		East Money Information Co Ltd	1,727
91,336		Eaton Vance Corp	3,484
254,627		ECN Capital Corp	968
12,825,648		Edelweiss Capital Ltd	10,311
9,865	e	EFG Financial Products Holding AG.	352
106,737	e	EFG International	596
31,086		eGuarantee, Inc	710
542,208		Egyptian Financial Group-Hermes Holding	472
479,311		Element Financial Corp	3,988
74,645		Ellington Financial Inc	915
15,711	e	Ellington Residential Mortgage REIT	174
50,474	*,e	Encore Capital Group, Inc	1,948
91,187	*	Enova International, Inc	1,495
222,102	*	EQT AB	4,310
2,535,913		Equitable Holdings, Inc	46,255
70,723		Eurazeo	3,829
969,601	g	Euronext NV	121,458
232,600		Everbright Securities Co Ltd	754
55,001		Evercore Inc	3,600
14,414		EXOR NV	782
64,051	*	Ezcorp, Inc (Class A)	322
27,735		Factset Research Systems, Inc	9,288
2,072,966		Far East Horizon Ltd	1,692
473,653		Federated Investors, Inc (Class B)	10,188
73,656		Fiera Capital Corp	565
69,700	e	Financial Products Group Co Ltd	355
15,440	*	FinTech Group AG.	772
101,353	e	FinVolution Group (ADR)	186
223,500		First Capital Securities Co Ltd	367
2,706,000		First Pacific Co	736
50,467		FirstCash, Inc	2,887
4,625,219		FirstRand Ltd	11,350
39,270	g	Flow Traders	1,569
73,537	*	Focus Financial Partners, Inc	2,411
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
485,800		Founder Securities Co Ltd	$603
208,500		Franklin Resources, Inc	4,243
9,333,957		Fuhwa Financial Holdings Co Ltd	5,779
196,749	*,e,g	Funding Circle Holdings plc	202
36,084		Fuyo General Lease Co Ltd	2,237
4,785	e	GAMCO Investors, Inc (Class A)	55
946,017	e	Gentera SAB de C.V.	270
670,800		GF Securities Co Ltd	854
416,100		GF Securities Co Ltd (Class A)	969
22,054		Gimv NV	1,237
53,501		GMO Financial Holdings, Inc	322
318,011	e	goeasy Ltd	15,622
570,058		Goldman Sachs Group, Inc	114,565
97,211		Granite Point Mortgage Trust, Inc	689
30,589		Great Ajax Corp	254
126,955	*	Green Dot Corp	6,425
11,729		Greenhill & Co, Inc	133
31,021	e	GRENKELEASING AG.	1,147
96,644	*,e	Grid Dynamics Holdings, Inc	747
15,148		Groupe Bruxelles Lambert S.A. (EN Brussels)	1,366
244,044		Grupo de Inversiones Suramericana S.A.	1,315
32,231		Gruppo MutuiOnline S.p.A	895
261,500		Guosen Securities Co Ltd	520
3,285,800		Guotai Junan International Hol	440
469,600		Guotai Junan Securities Co Ltd	1,265
273,600	g	Guotai Junan Securities Co Ltd (Hong Kong)	382
178,700		Guoyuan Securities Co Ltd	317
2,062	*,e	GWG Holdings Inc	18
427,946		Haci Omer Sabanci Holding AS	460
1,396,962		Haitong Securities Co Ltd	1,195
532,700		Haitong Securities Co Ltd (Class A)	1,113
77,485		Hamilton Lane, Inc	5,005
22,252		Hankook Tire Worldwide Co Ltd	320
118,689		Hannon Armstrong Sustainable Infrastructure Capital, Inc	5,017
101,489	*	Hanwha Securities Co	150
44,129		Hargreaves Lansdown plc	888
47,701	g	HDFC Asset Management Co Ltd	1,473
54,118		Hellenic Exchanges S.A.	179
57,139		Hitachi Capital Corp	1,344
30,434		Hithink RoyalFlush Information Network Co Ltd	720
2,134,516		Hong Kong Exchanges and Clearing Ltd	100,479
167,000		Hotai Finance Co Ltd	474
42,855		Houlihan Lokey, Inc	2,531
210,600		Huaan Securities Co Ltd	273
755,600	g	Huatai Securities Co Ltd	1,243
485,022		Huatai Securities Co Ltd (Class A)	1,471
131,900		Huaxi Securities Co Ltd	233
56,618	e	HUB24 Ltd	763
27,926	*	Hypoport AG.	17,493
28,400		IBJ Leasing Co Ltd	731
59,731	g	ICICI Securities Ltd	376
532,608		IG Group Holdings plc	5,441
235,345	e	IGM Financial, Inc	5,396
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,951		IIFL Wealth Management Ltd	$260
232,426		Indiabulls Housing Finance Ltd	500
175,049		Indiabulls Securities Ltd	597
28,556	g	Indian Energy Exchange Ltd	81
338,300		Industrial Securities Co Ltd	414
20,355		Industrivarden AB	541
645,945		Infrastructure Development Finance Co Ltd	284
338,510		IntegraFin Holdings plc	2,217
103,490		Interactive Brokers Group, Inc (Class A)	5,002
1,092,424		Intercontinental Exchange Group, Inc	109,297
322,394		Intermediate Capital Group plc	4,958
32,507		Inversiones La Construccion S.A.	193
297,717		Invesco Ltd	3,397
303,648	e	Invesco Mortgage Capital, Inc	823
270,230		Investec Ltd	507
784,016		Investec plc	1,443
31,873	e	Investment AB Oresund	455
60,539		Investor AB (B Shares)	3,954
677,867		IOOF Holdings Ltd	1,505
9,390		iShares Core S&P 500 ETF	3,156
21,300	e	iShares MSCI ACWI ex US ETF	980
477,536	e	iShares MSCI Canada Index Fund	13,089
2,092,608		iShares MSCI EAFE Index Fund	133,195
12,800	e	iShares MSCI EAFE Small-Cap ETF	755
1,330,653	e	iShares MSCI Emerging Markets	58,669
5,000		iShares MSCI Emerging Markets Small-Cap ETF	219
408,734		iShares MSCI Saudi Arabia ETF	12,139
69		iShares MSCI South Korea Index Fund	5
152,600	e	iShares Russell 2000 Index Fund	22,858
90,000	e	iShares Russell Midcap Growth Index Fund	15,558
217,767		Isracard Ltd	540
71,007		J Trust Co Ltd	164
23,625		Jaccs Co Ltd	384
52,218	*	Jafco Co Ltd	2,205
200,106	e	Japan Investment Adviser Co Ltd	2,369
95,700		Japan Securities Finance Co Ltd	464
328,531		Jefferies Financial Group, Inc	5,914
1,600,581		Jih Sun Financial Holdings Co Ltd	610
364,124		JM Financial Ltd	383
82,052		JSE Ltd	574
29,747		Julius Baer Group Ltd	1,263
180,121	*	Julius Baer Holding AG.	347
501,891		Jupiter Investment Management Group Ltd	1,449
68,547		KBC Ancora	2,157
32,153	e	Kinnevik AB	1,305
11,791		KIWOOM Securities Co Ltd	1,001
760,554		KKR & Co, Inc	26,117
44,344		KKR Real Estate Finance Trust, Inc	733
37,717		Korea Investment Holdings Co Ltd	2,331
16,110		KRUK S.A.	548
738,625		Krungthai Card PCL	817
321,563	*	Kumho Investment Bank	140
165,981		Ladder Capital Corp	1,182
79,470		Lazard Ltd (Class A)	2,626
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
116,552	*,e	LendingClub Corp	$549
728,344		London Stock Exchange Group plc	83,553
185,421		LPL Financial Holdings, Inc	14,216
10,101		Lundbergs AB (B Shares)	499
15,800	*	M&A Capital Partners Co Ltd	745
5,339,357		M&G plc	10,975
328,676		Macquarie Group Ltd	28,491
118,828		Magellan Financial Group Ltd	4,901
577,180		Mahindra & Mahindra Financial Services Ltd	970
15,728,734		Man Group plc	23,316
205,162		Manappuram General Finance & Leasing Ltd	440
55,042		MarketAxess Holdings, Inc	26,508
5,393		Marlin Business Services Corp	38
60,600	e	Marusan Securities Co Ltd	260
131,000	e	Matsui Securities Co Ltd	1,179
38,191		Meritz finance Holdings Co Ltd	297
229,725		Meritz Securities Co Ltd	637
14,615,906		Metro Pacific Investments Corp	1,056
738,237		MFA Financial Inc	1,978
280,470	e	Mitsubishi UFJ Lease & Finance Co Ltd	1,303
65,089		MLP AG.	439
42,501	e	Moelis & Co	1,493
67,036	e	Moelis Australia Ltd	194
179,452		Monex Beans Holdings, Inc	454
241,754		Moody’s Corp	70,072
8,354,630		Morgan Stanley	403,946
47,948		Morningstar, Inc	7,701
33,659		Motilal Oswal Financial Services Ltd	298
130,231		MSCI, Inc (Class A)	46,464
574,400		Muangthai Capital PCL	900
76,519		Multi Commodity Exchange of India Ltd	1,794
172,100		Nanjing Securities Co Ltd	360
164,606		Nasdaq Inc	20,199
125,834		Natixis	283
528,673		Navient Corp	4,467
9,700		NEC Capital Solutions Ltd	174
25,722		Nelnet, Inc (Class A)	1,550
110,530		Netwealth Group Ltd	1,217
592,240		New Residential Investment Corp	4,708
610,638		New York Mortgage Trust, Inc	1,557
56,823	*,†	NewStar Financial, Inc	14
36,916		NICE Holdings Co Ltd	575
145,647	*	Ninety One Ltd	384
111,797	g	Nippon Life India Asset Management Ltd	400
17,600	*	Noah Holdings Ltd (ADR)	459
3,340,156	*	Nomura Holdings, Inc	15,264
65,800		Northeast Securities Co Ltd	96
26,295		Northern Trust Corp	2,050
72,423		Numis Corp plc	277
164,393		Okasan Holdings, Inc	543
803,126		OneMain Holdings, Inc	25,098
78,581		Onex Corp	3,505
34,086	*,e	Oportun Financial Corp	402
11,254	e	Oppenheimer Holdings, Inc	251
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
105,445	e	Orchid Island Capital, Inc	$528
582,700		Orient Corp	630
299,200		Orient Securities Co Ltd	488
3,084,440		ORIX Corp	38,525
616,050		Osaka Securities Exchange Co Ltd	17,267
83,622		P2P Global Investments plc	909
550,400	*	Pacific Securities Co Ltd	331
2,484		Partners Group	2,285
193,782		PennyMac Mortgage Investment Trust	3,114
64,241		Perpetual Trustees Australia Ltd	1,297
16,965	*,e	Pico Holdings, Inc	152
305,377	e	Pinnacle Investment Management Group Ltd	1,124
28,486		Piper Jaffray Cos	2,079
31,461		PJT Partners, Inc	1,907
315,656		Platinum Asset Mangement Ltd	700
108,935		Plus500 Ltd	2,202
77,665	*	PRA Group, Inc	3,103
757,683		President Securities Corp	409
285,429		Provident Financial plc	713
165,201		PSG Group Ltd	451
5,020,944	*	PT Pacific Strategic Financial Tbk	286
98,922	e	Pzena Investment Management, Inc (Class A)	530
137,680	*,e	Qudian, Inc (ADR)	171
2,496,408	g	Quilter plc	4,128
1,167,018		Ratchthani Leasing PCL	149
61,711		Rathbone Brothers	1,226
518,819		Ratos AB (B Shares)	1,934
96,284		Raymond James Financial, Inc	7,006
76,956		Ready Capital Corp	862
459,931		Redwood Trust, Inc	3,459
31,311	*	Regional Management Corp	522
71,907		Reinet Investments S.C.A	1,247
267,237		Remgro Ltd	1,494
159,648	g	Resurs Holding AB	826
239,000	*	Ribbit LEAP Ltd	3,107
15,861		Ricoh Leasing Co Ltd	429
666,110		Rural Electrification Corp Ltd	898
717,487		S&P Global, Inc	258,726
35,466	e	Safeguard Scientifics, Inc	194
21,665		Samsung Card Co	523
55,684		Samsung Securities Co Ltd	1,455
165,157		Sanne Group plc	1,399
105,614	e	Santander Consumer USA Holdings, Inc	1,921
427,247	*	SBI Holdings, Inc	11,071
16,522		Schroders plc	574
28,252		Sculptor Capital Management, Inc	332
176,200		SDIC Capital Co Ltd	398
306,370		Sealand Securities Co Ltd	241
169,229		SEI Investments Co	8,583
141,323	*	Sezzle, Inc (ADR)	704
270,100	*	Shanghai Dajiang Group	80
179,080		Shanxi Securities Co Ltd	210
310,000		Sheng Ye Capital Ltd	220
1,472,000		Shenwan Hongyuan Group Co Ltd	1,153
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,499		Shinyoung Securities Co Ltd	$140
190,616		Shriram Transport Finance Co Ltd	1,609
958,912	*	SHUAA Capital PSC	173
9,117	*,e	Siebert Financial Corp	29
8,044	e	Silvercrest Asset Management Group, Inc	84
1,513,301		Singapore Exchange Ltd	10,207
176,300	†	Sinolink Securities Co Ltd	392
19,055,077	e	Skyway Securities Group Ltd	324
542,214		SLM Corp	4,387
768,475	*,†,e	SNS Reaal	9
5,647		Societe Fonciere Financiere et de Participations FFP	479
14,622	e	Sofina S.A.	3,992
213,950		SooChow Securities Co Ltd	338
248,592		Southwest Securities Co Ltd	193
13,447	*	Spandana Sphoorty Financial Ltd	93
94,358		Sparx Group Co Ltd	204
8,000	e	SPDR Trust Series 1	2,679
23,566	e	Sprott, Inc	804
658,817		Srisawad Corp PCL	1,022
494,571		St. James’s Place plc	5,950
2,323,171		Standard Life Aberdeen plc	6,766
1,907,309		Starwood Property Trust, Inc	28,781
835,803		State Street Corp	49,588
114,341		Stifel Financial Corp	5,781
65,893	*	StoneX Group, Inc	3,371
47,224		Strike Co Ltd	2,775
589,735		Sun Hung Kai & Co Ltd	231
24,400		Sundaram Finance Ltd	431
10,371		Swissquote Group Holding S.A.	842
3,114	*,e	SWK Holdings Corp	44
403,593		Synchrony Financial	10,562
179,262		T Rowe Price Group, Inc	22,985
2,526,282	e	Tai Fook Securities Group Ltd	608
133,503		Taiwan Acceptance Corp	460
118,479		Tamburi Investment Partners S.p.A.	785
11,682		Tata Investment Corp Ltd	134
310,582		TD Ameritrade Holding Corp	12,159
1,309,045		Tel Aviv Stock Exchange Ltd	5,858
314,300		Tianfeng Securities Co Ltd	301
52,475	e	TMX Group Ltd	5,397
220,380	e	Tokai Tokyo Securities Co Ltd	573
81,759	*	Tong Yang Investment Bank	193
164,188		TPG RE Finance Trust, Inc	1,389
125,884		Tradeweb Markets, Inc	7,301
522,894		Transaction Capital Ltd	674
627,337		Tullett Prebon plc	1,846
434,701		Two Harbors Investment Corp	2,213
76,220	*	TY Holdings Co Ltd	1,593
6,601		Ubiquoss Holdings, Inc	163
4,310,839		UBS Group AG	48,165
29,355		Ujjivan Financial Services Ltd	85
151,634	*	Uranium Participation Corp	467
18,600	*	Uzabase, Inc	669
247		Value Line, Inc	6
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,256,011		Value Partners Group Ltd	$539
575		Vanguard Emerging Markets ETF	25
25,000		Vanguard FTSE Developed Markets ETF	1,023
182,500		Virtu Financial, Inc	4,199
22,993	e	Virtus Investment Partners, Inc	3,188
195,898		Vontobel Holding AG.	12,926
1,698,929		Voya Financial, Inc	81,430
4,519		VP Bank AG.	555
17,050		VZ Holding AG.	1,521
99,807		Waddell & Reed Financial, Inc (Class A)	1,482
25,356		Warsaw Stock Exchange	297
2,092,490		Waterland Financial Holdings	853
25,009		Wendel	2,269
112,800	e	Western Asset Mortgage Capital Corp	230
218,800		Western Securities Co Ltd	307
17,144	e	Westwood Holdings Group, Inc	191
357,495		WisdomTree Investments, Inc	1,144
94,772		Woori Investment & Securities Co Ltd	740
6,694	*,e	World Acceptance Corp	707
176,016	*	XP, Inc	7,338
17,427	e	Yintech Investment Holdings Ltd (ADR)	125
1,944,000	*,g	Yixin Group Ltd	487
855,692		Zeder Investments Ltd	119
124,665		Zenkoku Hosho Co Ltd	4,927
162,829		Zheshang Securities Co Ltd	428
1,443,603	*,e	Zip Co Ltd	6,614
		TOTAL DIVERSIFIED FINANCIALS	4,175,777

ENERGY - 2.3%
2,089	e	Adams Resources & Energy, Inc	42
15,807,104		Adaro Energy Tbk	1,214
205,149	*,e	Advantage Oil & Gas Ltd	270
80,381		Aegis Logistics Ltd	251
1,070,049		Aker BP ASA	16,727
50,744		Aldrees Petroleum and Transport Services Co	897
482,822		Ampol Ltd	8,333
171,283		Anglo Pacific Group plc	280
407,774		Antero Midstream Corp	2,190
879,643	*,e	Antero Resources Corp	2,419
254,336		Apache Corp	2,409
387,397	e	ARC Resources Ltd	1,731
21,867	*,e	Arch Resources, Inc	929
224,809		Archrock, Inc	1,209
57,435	e	Ardmore Shipping Corp	204
59,528	*,e	Aspen Aerogels, Inc	652
653,915		Baker Hughes Co	8,691
997,200		Bangchak Corp PCL	473
3,816,600		Banpu PCL (Foreign)	704
1,878,863		Beach Petroleum Ltd	1,802
118,155	e	Berry Petroleum Co LLC	375
3,779,102		Bharat Petroleum Corp Ltd	18,087
291,886	e	Birchcliff Energy Ltd	335
33,184	*	Bonanza Creek Energy, Inc	624
18,752,297		BP plc	54,231
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
172,178		BP plc (ADR)	$3,006
196,672		Brigham Minerals, Inc	1,754
4,650,000	*,†,e	Brightoil Petroleum Holdings Ltd	675
28,279	*	Bristow Group, Inc	601
449,618	e,g	BW LPG Ltd	1,857
401,383	e	BW Offshore Ltd	1,136
2,568,822		Cabot Oil & Gas Corp	44,595
241,502		Cactus, Inc	4,634
1,022,200	*	Cairn Energy plc	1,897
382,585		Cameco Corp (Toronto)	3,864
158,931	e	Canacol Energy Ltd	423
1,258,223		Canadian Natural Resources Ltd (Canada)	20,165
1,011,632		Cenovus Energy, Inc (Toronto)	3,943
800,462	*,e	CGG S.A.	534
678,575	*	ChampionX Corp	5,422
506,618	*	Cheniere Energy, Inc	23,441
4,088,708		Chevron Corp	294,387
300,803		China Aviation Oil Singapore Corp Ltd	206
517,100		China Merchants Energy Shipping Co Ltd	439
1,999,126		China Oilfield Services Ltd	1,399
454,100		China Shenhua Energy Co Ltd	1,102
3,403,695		China Shenhua Energy Co Ltd (Hong Kong)	6,109
842,000		China Shipping Development Co Ltd	351
3,812,000		China Suntien Green Energy Cor	991
86,379		Cimarex Energy Co	2,102
622,304	*,e	Clean Energy Fuels Corp	1,543
29,091,946		CNOOC Ltd	27,983
363,432	*	CNX Resources Corp	3,431
673,810		Coal India Ltd	1,063
118	*,†,b	Cobalt International Energy, Inc	0	^
88,001		Computer Modelling Group Ltd	341
34,420	*,e	Comstock Resources Inc	151
1,027,408		Concho Resources, Inc	45,329
2,341,685		ConocoPhillips	76,901
47,330	*,e	CONSOL Energy, Inc	210
132,820	*,e	Contango Oil & Gas Co	178
25,666	e	Continental Resources, Inc	315
1,741,077	*	Cooper Energy Ltd	440
140,928		Cosan SA Industria e Comercio	1,715
259,300		COSCO SHIPPING Energy Transportation Co Ltd	270
61,958		Cosmo Energy Holdings Co Ltd	886
1,236,051	e	Crescent Point Energy Corp	1,495
71,555		CropEnergies AG.	1,243
51,121	e	CVR Energy, Inc	633
3,322,424		Dana Gas PJSC	645
6,848		Delek Group Ltd	132
103,843		Delek US Holdings, Inc	1,156
1,469,608	*	Devon Energy Corp	13,902
193,860	e	DHT Holdings, Inc	1,000
4,053,151		Dialog Group BHD	3,719
49,643	*,e	Diamond S Shipping Inc	341
273,310		Diamondback Energy, Inc	8,232
1,492,678		Diversified Gas & Oil plc	2,021
19,519	e	DMC Global, Inc	643
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
610,659	e	DNO International ASA	$303
70,610	*	Dorian LPG Ltd	566
24,836	*,e	Drilling Co of 1972	536
57,977	*	Dril-Quip, Inc	1,435
44,709	*,e	Earthstone Energy, Inc	116
5,311,416		Ecopetrol S.A.	2,630
381,595		Empresas COPEC S.A.	2,861
80,053		Enauta Participacoes S.A.	138
2,171,808		Enbridge, Inc (Toronto)	63,447
432,658	e	EnCana Corp	3,530
196,084	e	Enerflex Ltd	680
1,168,600	*,†	Energy Earth PCL	0	^
91,069	*,e	Energy Fuels, Inc	153
1		Energy Transfer LP	0	^
243,416	e	Enerplus Resources Fund	446
338,114		ENI S.p.A.	2,643
1,639,701		EOG Resources, Inc	58,931
1,687,827		EQT Corp	21,824
3,252,357	*	Equinor ASA	46,078
24,531	*	Equital Ltd	442
1,238,094		Equitrans Midstream Corp	10,474
1,061,300		Esso Thailand PCL (Foreign)	204
70,596	e	Etablissements Maurel et Prom	122
410,111	e	Euronav NV	3,631
42,904		Evolution Petroleum Corp	96
38,227	*,e	Exmar NV	95
50,230	*	Exterran Corp	209
131,673	e	Exxaro Resources Ltd	976
4,414,436		Exxon Mobil Corp	151,548
27,236	e	Falcon Minerals Corp	66
33,740	e	FLEX LNG Ltd	191
1,177,714		Formosa Petrochemical Corp	3,268
263,526	*,e	Frank’s International NV	406
104,142	e	Freehold Royalty Trust	289
162,515		Frontera Energy Corp	260
189,092	e	Frontline Ltd	1,229
249,223	e	Frontline Ltd (Sigmax MTF)	1,641
94,120	*,e	Fugro NV	368
66,623		Galp Energia SGPS S.A.	618
104,037		Gazprom (ADR)	454
5,689,620		Gazprom OAO (ADR)	24,761
24,813		Gaztransport Et Technigaz S.A.	2,366
159,959	e	Gibson Energy, Inc	2,592
142,006	*,e	Golar LNG Ltd	860
7,518	*,e	Goodrich Petroleum Corp	58
49,540		Great Eastern Shipping Co Ltd	158
276,424	*	Green Plains Inc	4,279
51,684		Grupa Lotos S.A.	461
56,154		GS Holdings Corp	1,487
771,700		Guanghui Energy Co Ltd	323
886,364	*	Gulf International Services QSC	386
260,998	*,e	Gulfport Energy Corp	138
145,570		Hafnia Ltd	221
1,680,392		Halliburton Co	20,249
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
671		Hankook Shell Oil Co Ltd	$135
249,639	*	Helix Energy Solutions Group, Inc	602
70,135		Helmerich & Payne, Inc	1,027
612,222		Hess Corp	25,058
307,626		Hindustan Petroleum Corp Ltd	753
58,046		HollyFrontier Corp	1,144
160,517		Hunting plc	267
1,908,340	*,e	Hurricane Energy plc	91
386,259		Husky Energy, Inc	893
158,410	e	Idemitsu Kosan Co Ltd	3,382
166,764		Imperial Oil Ltd	1,996
1,074,453		Indian Oil Corp Ltd	1,077
1,256,700		Inner Mongolia Yitai Coal Co	866
1,055,324		Inpex Holdings, Inc	5,663
399,618	e	Inter Pipeline Ltd	3,922
93,603	e	International Seaways, Inc	1,368
12,989,793		IRPC PCL (Foreign)	791
85,950		Itochu Enex Co Ltd	794
36,477	e	Japan Petroleum Exploration Co	567
766,945		John Wood Group plc	2,106
2,470,180		JX Holdings, Inc	8,813
241,603	e	Keyera Corp	3,647
2,624,020		Kinder Morgan, Inc	32,354
65,676		Koninklijke Vopak NV	3,701
835,483		Kosmos Energy Ltd	815
98,256	e	Liberty Oilfield Services, Inc	785
401,440		LUKOIL PJSC (ADR)	23,047
1,068,910	*,e	Lundin Petroleum AB	21,197
474,236	*	Magnolia Oil & Gas Corp	2,452
815,050		Marathon Oil Corp	3,334
673,442		Marathon Petroleum Corp	19,759
26,260		Mari Petroleum Co Ltd	216
177,062	*,e	Matador Resources Co	1,463
143,702	*,e	Matrix Service Co	1,200
956,370	*,e	MEG Energy Corp	1,990
31,800		Mitsuuroko Co Ltd	409
22,230		Modec, Inc	346
236,752	e	MOL Hungarian Oil & Gas plc	1,289
21,681	*,e	Montage Resources Corp	95
40,463		Motor Oil Hellas Corinth Refineries S.A.	477
19,131		Murphy Oil Corp	171
12,991	e	Nabors Industries Ltd	317
48,055		Naphtha Israel Petroleum Corp Ltd	183
41,449	*,e	National Energy Services Reunited Corp	264
647,458		National Oilwell Varco, Inc	5,866
897,322	e	Neste Oil Oyj	47,253
467,609	e	New Hope Corp Ltd	436
161,756	*	Newpark Resources, Inc	170
351,574	*,e	NexGen Energy Ltd	610
10,105	*,e	NextDecade Corp	30
862,717	*	NexTier Oilfield Solutions, Inc	1,596
180,863		Noble Energy, Inc	1,546
220,815		Nordic American Tankers Ltd	771
88,824		Novatek PJSC (GDR)	12,169
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
295,963		Occidental Petroleum Corp	$2,963
69,001	e	Ocean Yield ASA	166
328,221	*,e	Oceaneering International, Inc	1,155
672,500		Offshore Oil Engineering Co Ltd	447
660,490		Oil & Gas Development Co Ltd	412
205,282		Oil India Ltd	250
1,983,750		Oil Refineries Ltd	353
1,837,750		Oil Search Ltd	3,515
118,017	*	Oil States International, Inc	322
40,780		OMV AG.	1,116
633,625		ONEOK, Inc	16,462
1,639,683		Origin Energy Ltd	5,078
116,387	*	Overseas Shipholding Group, Inc	249
107,712		Pakistan Oilfields Ltd	273
544,386		Pakistan Petroleum Ltd	302
193,198		Pakistan State Oil Co Ltd	233
83,609	*,e	Par Pacific Holdings, Inc	566
246,674	*	Parex Resources, Inc	2,599
504,512	e	Parkland Corp	13,341
7,219,689		Parsley Energy, Inc	67,576
86,464		Pason Systems, Inc	343
672,589		Patterson-UTI Energy, Inc	1,917
11,004		Paz Oil Co Ltd	863
225,740		PBF Energy, Inc	1,284
175,359	*	PDC Energy, Inc	2,174
122,694		Peabody Energy Corp	282
511,892	e	Pembina Pipeline Income Fund	10,864
25,934	*,e	Penn Virginia Corp	255
100,081	*	Petro Rio S.A.	622
274,904	e	Petrofac Ltd	395
3,611,602		Petroleo Brasileiro S.A.	12,714
6,585,040		Petroleo Brasileiro S.A. (Preference)	22,994
2,722,100		Petron	171
312,359		Petronas Dagangan BHD	1,485
309,884		Petronet LNG Ltd	928
180,996	e	Peyto Exploration & Development Corp	338
1,048,803	e	Phillips 66	54,370
322,471		Pilipinas Shell Petroleum Corp	108
1,182,232		Pioneer Natural Resources Co	101,660
987,205		Polish Oil & Gas Co	1,292
157,721		Polski Koncern Naftowy Orlen S.A.	1,872
100,100	*,†	Poseidon Concepts Corp	1
229,911	e	PrairieSky Royalty Ltd	1,435
808,200		Prima Marine PCL	236
547	*,e	PrimeEnergy Corp	36
230,875	*	ProPetro Holding Corp	937
364,700		PT Indo Tambangraya Megah	201
6,950,392	*	PT Medco Energi Internasional Tbk	159
7,421,600	*	PT Pelayaran Tamarin Samudra Tbk	26
3,199,728		PT Tambang Batubara Bukit Asam Tbk	427
9,184,306		PT United Tractors Tbk	14,111
1,393,821		PTT Exploration & Production PCL (Foreign)	3,487
11,152,350		PTT PCL (Foreign)	11,477
252,040		Qatar Fuel QSC	1,228
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
122,538	*	Rabigh Refining & Petrochemical Co	$511
2,047,262	e	Range Resources Corp	13,553
5,600,547		Reliance Industries Ltd	169,853
139,196	*	Renewable Energy Group, Inc	7,436
346,024		Repsol YPF S.A.	2,338
9,782	*	Rex American Resources Corp	642
709,991	*	Rosneft Oil Co PJSC (GDR)	3,491
3,451,500		Royal Dutch Shell plc (A Shares)	43,086
4,590,550		Royal Dutch Shell plc (B Shares)	55,670
87,799	*	RPC, Inc	232
727,148	e	Saipem S.p.A	1,251
64,052		San-Ai Oil Co Ltd	613
2,205,972		Santos Ltd	7,800
7,400,900		Sapurakencana Petroleum BHD	179
642,251	e	Saras S.p.A.	335
288,587	*,e	Sasol Ltd	2,219
2,124,755	g	Saudi Arabian Oil Co	20,349
177,085		SBM Offshore NV	2,825
2,310,811		Schlumberger Ltd	35,956
24,695		Schoeller-Bleckmann Oilfield Equipment AG.	657
151,123	e	Scorpio Tankers, Inc	1,673
30,784	*	SEACOR Holdings, Inc	895
102,843	*	Select Energy Services, Inc	395
886,400		Semirara Mining & Power Corp	183
7,419,251		Serba Dinamik Holdings BHD	2,943
196,923	e	Serica Energy plc	243
50	*,†	Serval Integrated Energy Services	0
309,743	*	Seven Generations Energy Ltd	835
149,378	e	SFL Corp Ltd	1,119
713,155		Shaanxi Coal Industry Co Ltd	882
408,836		Shanxi Lu’an Environmental Energy Development Co Ltd	368
343,200	*	Shanxi Meijin Energy Co Ltd	306
592,800		Shanxi Xishan Coal & Electricity Power Co Ltd	380
88,584		Shinko Plantech Co Ltd	1,107
771,672		Siamgas & Petrochemicals PCL	211
9,400		Sinanen Co Ltd	285
878,000		Sinopec Kantons Holdings Ltd	311
54,231		SK Energy Co Ltd	6,427
2,440		SK Gas Co Ltd	203
273,224		SM Energy Co	434
48,929		S-Oil Corp	2,149
51,309		Solaris Oilfield Infrastructure, Inc	325
963,406	*	Southwestern Energy Co	2,264
1,614,820		Star Petroleum Refining PCL	283
671,848	e	Stobart Group Ltd	170
248,007	e	Subsea 7 S.A.	1,783
1,485,374		Suncor Energy, Inc	18,138
1,383,949		Surgutneftegaz (ADR) (London)	6,152
60,707	*,e	Talos Energy, Inc	392
384,531		Targa Resources Investments, Inc	5,395
233,399		Tatneft PJSC (ADR)	8,235
1,121,677		TC Energy Corp	47,089
2,566		TechnipFMC plc	16
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,424	*	Tecnicas Reunidas S.A.	$443
198,880	*,e	Tellurian, Inc	158
62,763		Tenaris S.A.	313
74,243	*	Tervita Corp	145
131,064		TGS Nopec Geophysical Co ASA	1,599
1,220,055		Thai Oil PCL (Foreign)	1,238
78,543	*	Tidewater, Inc	527
33,676	e	TORM plc	229
2,316,022	*,e	Total S.A.	79,538
343,415		Tourmaline Oil Corp	4,196
69,311	e	Transportadora de Gas del Sur S.A. (ADR) (Class B)	288
1,583,315	e	Tullow Oil plc	310
70,046		Tupras Turkiye Petrol Rafine	719
712,888		Ultrapar Participacoes S.A.	2,446
2,774,962	*	UMW Oil & Gas Corp BHD	87
571,061	*,e	Uranium Energy Corp	569
140,305	e	US Silica Holdings, Inc	421
1,794,509		Valero Energy Corp	77,738
24,851		Verbio AG.	542
346,351	e	Vermilion Energy, Inc	809
1,175,270	g	Viva Energy Group Ltd	1,361
178,160	*,e	W&T Offshore, Inc	321
99,690	e	Washington H Soul Pattinson & Co Ltd	1,693
803	*	Weatherford International Ltd	2
445,816	e	Whitecap Resources, Inc	810
925,530		Whitehaven Coal Ltd	701
5,890	*	Whiting Petroleum Corp	102
1,881,417		Williams Cos, Inc	36,970
1,052,000		Wison Engineering Services Co Ltd	109
905,122		Woodside Petroleum Ltd	11,488
189,210		World Fuel Services Corp	4,009
377,547		Worley Ltd	2,631
1,718,745	*	WPX Energy, Inc	8,422
111,200		Yantai Jereh Oilfield Services Group Co Ltd	489
1,891,477		Yanzhou Coal Mining Co Ltd	1,413
239,300		Yanzhou Coal Mining Co Ltd (Class A)	327
577,000		Yinson Holdings BHD	778
201,000		YPF S.A. (ADR) (Class D)	718
548,380		Z Energy Ltd	999
		TOTAL ENERGY	2,532,861

FOOD & STAPLES RETAILING - 1.5%
25,113	*	111, Inc (ADR)	156
43,149		Abdullah Al Othaim Markets Co	1,493
549,317		Aeon Co Ltd	14,777
24,100	*	Aeon Hokkaido Corp	200
27,683		Ain Pharmaciez Inc	1,939
186,537		Al Meera Consumer Goods Co	1,010
65,546	*,e	Albertsons Cos, Inc	908
1,390,647		Alimentation Couche Tard, Inc	48,428
179,629		Andersons, Inc	3,444
43,479		Arcs Co Ltd	1,116
373,455		Atacadao Distribuicao Comercio e Industria Ltd	1,363
171,575	*,g	Avenue Supermarts Ltd	5,129
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
251,077		Axfood AB	$5,751
17,955		Axial Retailing, Inc	843
11,200		Belc Co Ltd	828
1,220,985		Berli Jucker PCL	1,423
3,582		BGF retail Co Ltd	379
322,130		Bid Corp Ltd	4,956
426,803		BIM Birlesik Magazalar AS	3,827
1,223,567		Carrefour S.A.	19,552
54,139	e	Casey’s General Stores, Inc	9,618
48,379	*,e	Casino Guichard Perrachon S.A.	1,174
13,751		Cawachi Ltd	382
1,291,779		Centros Comerciales Sudamericanos S.A.	1,892
47,173	*	Chefs’ Warehouse Holdings, Inc	686
3,965,161		Cia Brasileira de Distribuicao	49,241
121,928		Clicks Group Ltd	1,618
59,060		Cocokara Fine Holdings, Inc	3,822
1,235,382		Coles Group Ltd	15,050
7,360		Colruyt S.A.	478
1,489,063		Cosco Capital, Inc	157
13,900		Cosmos Pharmaceutical Corp	2,422
1,066,974		Costco Wholesale Corp	378,776
5,453,729		CP Seven Eleven PCL (Foreign)	10,401
31,100		Create SD Holdings Co Ltd	1,091
5,118		Daikokutenbussaan Co Ltd	287
641,700		Dairy Farm International Holdings Ltd	2,425
355,923	*,g	Dino Polska S.A.	20,937
279,488	e,g	Dis-Chem Pharmacies Ltd	287
6,465,416	*,e	Distribuidora Internacional de Alimentacion S.A.	806
27,151		Dongsuh Co, Inc	689
33,199		E-Mart Co Ltd	4,011
159,188		Empire Co Ltd	4,621
79,898		Eurocash S.A.	297
14,100	e	FamilyMart Co Ltd	318
11,900		G-7 Holdings, Inc	291
8,600	e	Genky DrugStores Co Ltd	308
123,577		George Weston Ltd	9,087
101,697	*	Grocery Outlet Holding Corp	3,999
302,087		Grupo Comercial Chedraui S.a. DE C.V.	331
14,134		GS Retail Co Ltd	405
9,000		Halows Co Ltd	355
32,958		Heiwado Co Ltd	712
59,191	*,e	HF Foods Group Inc	391
39,131		Hyundai Greenfood Co Ltd	248
92,818	e	ICA Gruppen AB	4,715
22,757		Ingles Markets, Inc (Class A)	866
5,570		Itochu-Shokuhin Co Ltd	299
916,851		J Sainsbury plc	2,257
12,000	e	Japan Meat Co Ltd	322
748,449		Jeronimo Martins SGPS S.A.	12,035
16,300	e	Kansai Super Market Ltd	211
24,623		Kato Sangyo Co Ltd	883
532,168	e	Kesko Oyj (B Shares)	13,711
43,000	e	Kobe Bussan Co Ltd	2,368
908,073		Koninklijke Ahold Delhaize NV	26,841
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,220,930		Kroger Co	$41,402
18,834		Kusuri no Aoki Holdings Co Ltd	1,533
474,481	e	La Comer SAB de C.V.	750
12,600		Laobaixing Pharmacy Chain JSC	154
34,551		Lawson, Inc	1,648
18,096		Life Corp	835
166,535		Loblaw Cos Ltd	8,721
980,339	*	Magnit PJSC (GDR)	14,627
43,457		MARR S.p.A.	698
104,742	e	Massmart Holdings Ltd	197
84,994		Matsumotokiyoshi Holdings Co Ltd	3,099
12,400	*	Maxvalu Tokai Co Ltd	300
1,225,629		Metcash Ltd	2,435
22,838		Metro Wholesale & Food Specialist AG.	227
235,236	e	Metro, Inc	11,287
147,273	*	Migros Ticaret AS	786
14,900		Ministop Co Ltd	209
17,770	e	Natural Grocers by Vitamin C	175
13,200		Nihon Chouzai Co Ltd	214
53,958	e	North West Co, Inc	1,475
25,362		Okuwa Co Ltd	362
336,115	*	Performance Food Group Co	11,636
328,013		Pick’n Pay Stores Ltd	919
283,722		President Chain Store Corp	2,583
35,595		Pricesmart, Inc	2,365
1,090,490		Puregold Price Club, Inc	1,105
25,900		Qol Co Ltd	298
1,029,980		Raia Drogasil S.A.	4,295
28,360	*,e	Rallye S.A.	116
9,292		Rami Levi Chain Stores Hashikma Marketing Ltd	639
23,712		Retail Partners Co Ltd	396
175,911	*,e	Rite Aid Corp	1,669
469,600		Robinsons Retail Holdings, Inc	631
19,741		Ryoshoku Ltd	520
19,700		San-A Co Ltd	868
740,377		Seven & I Holdings Co Ltd	23,004
2,171,410		Sheng Siong Group Ltd	2,567
11,411	e	Shoei Foods Corp	472
469,254	e	Shoprite Holdings Ltd	3,828
200,713		Shufersal Ltd	1,569
2,269,062		SMU S.A.	337
1,740,838	*	Sok Marketler Ticaret AS.	2,689
936,370		Sonae SPGS S.A.	635
103,555		Spar Group Ltd	1,173
165,341		SpartanNash Co	2,703
181,848	*	Sprouts Farmers Market, Inc	3,806
38,696		Sugi Pharmacy Co Ltd	2,736
1,229,628		Sun Art Retail Group Ltd	1,365
146,064		Sundrug Co Ltd	5,506
737,332		SYSCO Corp	45,877
454,000		Taiwan TEA Corp	265
23,899,997		Tesco plc	65,565
54,967		Tsuruha Holdings, Inc	7,793
223,653	*,e	United Natural Foods, Inc	3,326
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
59,450	e	United Super Markets Holdings, Inc	$717
315,768	*,e	US Foods Holding Corp	7,016
37,894		Valor Co Ltd	1,049
16,311		Village Super Market (Class A)	401
830,891		Walgreens Boots Alliance, Inc	29,846
13,846,350	e	Wal-Mart de Mexico SAB de C.V.	33,220
3,785,629		Walmart, Inc	529,647
15,199	e	Weis Markets, Inc	730
86,060		Welcia Holdings Co Ltd	3,774
319,653		WM Morrison Supermarkets plc	702
1,255,073		Woolworths Ltd	32,819
64,488	*	X5 Retail Group NV (GDR)	2,386
13,300		YAKUODO Holdings Co Ltd	334
20,100		Yaoko Co Ltd	1,493
19,100		Yifeng Pharmacy Chain Co Ltd	279
49,900		Yokohama Reito Co Ltd	433
278,200		Yonghui Superstores Co Ltd	321
134,617	*,e	Zur Rose Group AG.	32,094
		TOTAL FOOD & STAPLES RETAILING	1,681,294

FOOD, BEVERAGE & TOBACCO - 3.6%
864,071	*	a2 Milk Co Ltd	8,794
197,855		AAK AB	3,682
102,781	*	Adecoagro S.A.	480
120,149	e	AG. Barr plc	755
13,236		Agrana Beteiligungs AG.	254
948,595		Ajinomoto Co, Inc	19,441
7,532		Alico, Inc	216
234,141		Almarai Co JSC	3,311
2,852,138		Altria Group, Inc	110,207
4,565,730		AMBEV S.A.	10,195
6,914,655		Anadolu Efes Biracilik Ve Malt Sanayii AS	18,460
21,800		Angel Yeast Co Ltd	196
764,425		Anheuser-Busch InBev S.A.	41,157
116,500		Anhui Gujing Distillery Co Ltd	1,297
13,300		Anhui Gujing Distillery Co Ltd (Class A)	425
21,700		Anhui Kouzi Distillery Co Ltd	162
780,723		Archer-Daniels-Midland Co	36,296
20,172		Ariake Japan Co Ltd	1,369
1,120,054	*,e	Aryzta AG.	735
345,764		Asahi Breweries Ltd	12,051
945,125		Associated British Foods plc	22,754
37,108		Astral Foods Ltd	291
4,042,023	e	Ausnutria Dairy Corp Ltd	6,444
106,678		Austevoll Seafood ASA	889
342,827	*,e	Australian Agricultural Co Ltd	266
32,104		Avanti Feeds Ltd	217
301,538		AVI Ltd	1,338
96,156	e	B&G Foods, Inc (Class A)	2,670
55,772	e	Bakkafrost P	3,598
165,384	g	Bakkavor Group plc	144
894,263		Baladna	540
122,212		Balrampur Chini Mills Ltd	258
2,816		Barry Callebaut AG.	6,272
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
454,418		Becle SAB de C.V.	$927
229,076	e	Bega Cheese Ltd	837
142,300		Beijing Dabeinong Technology Group Co Ltd	187
20,300		Beijing Shunxin Agriculture Co Ltd	180
123,900		Beijing Yanjing Brewery Co Ltd	154
4,455		Bell AG.	1,144
76,857	*,e	Beyond Meat, Inc	12,763
4,938		Binggrae Co Ltd	250
253,314		Biostime International Holdings Ltd	1,095
18,384		Bonduelle S.C.A.	426
13,823	*,e	Boston Beer Co, Inc (Class A)	12,211
554,286	*	BRF S.A.	1,814
1,749	*	Bridgford Foods Corp	32
55,306		Britannia Industries Ltd	2,854
130,700		British American Tobacco Malaysia BHD	316
3,572,969		British American Tobacco plc	128,167
295,692		Britvic plc	3,133
65,497		Brown-Forman Corp (Class A)	4,498
258,426		Brown-Forman Corp (Class B)	19,465
1,105,200	*,e	Bubs Australia Ltd	588
5,717,929	g	Budweiser Brewing Co APAC Ltd	16,724
412,900	e	Bumitama Agri Ltd	147
260,251		Bunge Ltd	11,893
644,762		C&C Group plc	1,630
22,823		Calavo Growers, Inc	1,512
66,704		Calbee, Inc	2,197
43,166	*	Cal-Maine Foods, Inc	1,656
98,367		Camil Alimentos S.A.	218
256,086	e	Campbell Soup Co	12,387
143,692		Carlsberg AS (Class B)	19,358
132,352		Carlsberg Brewery-Malay BHD	661
55,690		CCL Products India Ltd	202
151,998	*,e	Celsius Holdings, Inc	3,452
27,900		Chacha Food Co Ltd	238
146,279		Charoen Pokphand Enterprise	336
1,886,246		Charoen Pokphand Foods PCL	1,672
1,023,335	e,g	China Feihe Ltd	2,392
4,375,889	*,†,e	China Huishan Dairy Holdings Co Ltd	6
370,000	*,†	China Huiyuan Juice Group Ltd	0	^
3,087,146		China Mengniu Dairy Co Ltd	14,561
1,678,000	*,e	China Modern Dairy Holdings	224
2,373,629		China Resources Beer Holdings Company Ltd	14,579
9,700		Chongqing Brewery Co Ltd	147
25,300		Chongqing Fuling Zhacai Group Co Ltd	176
22,307	e	Chubu Shiryo Co Ltd	375
153,593		Cia Cervecerias Unidas S.A.	992
3,895		CJ CheilJedang Corp	1,315
241,892		Cloetta AB	700
469,460		Coca-Cola Amatil Ltd	3,213
7,614,282		Coca-Cola Co	375,917
7,502		Coca-Cola Consolidated Inc	1,806
246,269	e	Coca-Cola European Partners plc (Class A)	9,558
544,791	e	Coca-Cola Femsa SAB de C.V.	2,222
427,012		Coca-Cola HBC AG.	10,544
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
134,106		Coca-Cola Icecek AS	$778
99,150		Coca-Cola West Japan Co Ltd	1,660
11,120,825		Cofco International Ltd	3,641
2,236,000	e	COFCO Meat Holdings Ltd	778
1,272,185		ConAgra Brands, Inc	45,430
272,423		Constellation Brands, Inc (Class A)	51,627
13,293		Corby Spirit and Wine Ltd	157
406,027		Costa Group Holdings Ltd	984
15,822	*	Craft Brewers Alliance, Inc	261
57,983		Cranswick plc	2,713
18,717		Daesang Corp	416
1,102,500	g	Dali Foods Group Co Ltd	675
735,882		Danone	47,667
409,594	*	Darling International, Inc	14,758
3,765,400		Davide Campari-Milano NV	41,097
2,854,598		Diageo plc	98,052
1,127		Dongwon F&B Co Ltd	165
1,213		Dongwon Industries Co Ltd	216
10,200	e	Dydo Drinco, Inc	518
581,725		Eastern Tobacco	445
77,912		Ebro Puleva S.A.	1,814
347,500		Embotelladora Andina S.A.	768
410,922	e	Embotelladoras Arca SAB de C.V.	1,780
3,390		Emmi AG.	3,387
49,615		Ezaki Glico Co Ltd	2,219
22,204	*,e	Farmer Bros Co	98
24,307		Feed One Co Ltd	215
5,487,200		Felda Global Ventures Holdings BHD	1,524
1,326,526		Fevertree Drinks plc	39,643
630,100		First Resources Ltd	561
278,604		Flowers Foods, Inc	6,778
1,887,719		Fomento Economico Mexicano S.A. de C.V.	10,637
556,200		Fomento Economico Mexicano SAB de C.V. (ADR)	31,253
41,925		ForFarmers NV	257
81,520		Foshan Haitian Flavouring & Food Co Ltd	1,948
128,797		Fraser & Neave Holdings BHD	997
74,371	†,e	Freedom Foods Group Ltd	120
48,954		Fresh Del Monte Produce, Inc	1,122
193,719	*	Freshpet, Inc	21,629
57,627		Fuji Oil Co Ltd	1,814
38,900		Fujian Sunner Development Co Ltd	125
21,432		Fujicco Co Ltd	424
11,782		Fujiya Co Ltd	270
417,607		Futuris Corp Ltd	3,260
897,012		General Mills, Inc	55,328
208,774		Genting Plantations BHD	498
432,900		GFPT PCL (Foreign)	169
229,970		Glanbia plc	2,375
12,757		Godfrey Phillips India Ltd	160
6,816,325		Golden Agri-Resources Ltd	713
257,649	*	GrainCorp Ltd-A	698
559,107		Great Wall Enterprise Co	819
521,597		Greencore Group plc	660
56,323		Grieg Seafood ASA	515
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
205,371		Gruma SAB de C.V.	$2,276
1,501,113		Grupo Bimbo S.A. de C.V. (Series A)	2,809
197,856	e	Grupo Herdez SAB de C.V.	358
294,200		Guan Chong Bhd	235
46,600		Guangdong Haid Group Co Ltd	421
117,687	*	Hain Celestial Group, Inc	4,037
58,400		Heilongjiang Agriculture Co Ltd	159
105,322		Heineken Holding NV	8,208
271,834		Heineken NV	24,201
80,800		Henan Shuanghui Investment & Development Co Ltd	630
323,108		Hershey Co	46,314
24,000		Hokuto Corp	512
392,958		Hormel Foods Corp	19,212
272,154	*	Hostess Brands, Inc	3,356
52,242	e	Hotel Chocolat Group Ltd	239
67,462		House Foods Corp	2,398
882,314		Imperial Tobacco Group plc	15,585
1,137,030		Indofood CBP Sukses Makmur Tbk	771
355,003		Inghams Group Ltd	762
130,470	e	Ingredion, Inc	9,874
196,100		Inner Mongolia Yili Industrial Group Co Ltd	1,113
1,175,797		IOI Corp BHD	1,264
2,381,144		ITC Ltd	5,563
36,929		Ito En Ltd	2,634
167,700		Itoham Yonekyu Holdings, Inc	1,202
21,351		J&J Snack Foods Corp	2,784
155,720		J.M. Smucker Co	17,989
1,194,619		Japan Tobacco, Inc	21,794
1,329,742		Japfa Ltd	588
1,046,897		JBS S.A.	3,853
27,307		Jeil Holdings Co Ltd	153
45,100		Jiangsu King’s Luck Brewery JSC Ltd	295
50,500		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	930
59,100		Jiangxi Zhengbang Technology Co Ltd	158
30,157		Jinro Ltd	933
34,901		John B. Sanfilippo & Son, Inc	2,631
10,273		J-Oil Mills, Inc	385
20,900		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	202
16,900		Juewei Food Co Ltd	204
390,493		Juhayna Food Industries	157
89,146		Kagome Co Ltd	3,116
13,800		Kameda Seika Co Ltd	708
36,495		Kaveri Seed Co Ltd	264
361,197		Kellogg Co	23,330
11,900		Kenko Mayonnaise Co Ltd	208
241,742		Kerry Group plc (Class A)	30,964
2,377,815		Keurig Dr Pepper, Inc	65,628
20,300		KEY Coffee, Inc	427
1,561,500		Khon Kaen Sugar Industry PCL	109
129,280	e	Kikkoman Corp	7,172
762,004		Kirin Brewery Co Ltd	14,312
44,480		Kotobuki Spirits Co Ltd	2,288
914,359		Kraft Heinz Co	27,385
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,859		KRBL Ltd	$173
59,776		KT&G Corp	4,222
207,290		Kuala Lumpur Kepong BHD	1,136
89,753		Kweichow Moutai Co Ltd	22,074
13,026		KWS Saat AG.	1,100
12,157		La Doria S.p.A	159
263,876		Lamb Weston Holdings, Inc	17,487
19,112		Lancaster Colony Corp	3,417
44,437	*	Landec Corp	432
3,492		Lassonde Industries, Inc	379
1,151,500		Leong Hup International BHD	198
339,472		Leroy Seafood Group ASA	1,949
740,369		Lien Hwa Industrial Corp	1,022
24,132	e	Limoneira Co	345
1,021	e	Lindt & Spruengli AG.	8,618
96		Lindt & Spruengli AG. (Registered)	8,553
3,450		Lotte Chilsung Beverage Co Ltd	265
1,652		Lotte Confectionery Co Ltd	143
360		Lotte Samkang Co Ltd	93
83,760		Luzhou Laojiao Co Ltd	1,774
79,339		M Dias Branco S.A.	483
8,853		Maeil Dairies Co Ltd	512
88,090		Maple Leaf Foods, Inc	1,796
374,199	*	Marfrig Global Foods S.A.	1,016
19,300		Marudai Food Co Ltd	319
42,400		Maruha Nichiro Corp	973
179,873		McCormick & Co, Inc	34,913
49,687		Megmilk Snow Brand Co Ltd	1,203
98,014		MEIJI Holdings Co Ltd	7,487
40,792		MGP Ingredients, Inc	1,621
244,428	*	Minerva S.A.	511
17,500		Mitsui Sugar Co Ltd	324
235,405		Molson Coors Brewing Co (Class B)	7,900
4,676,901		Mondelez International, Inc	268,688
1,754,678	*	Monster Beverage Corp	140,725
43,579		Morinaga & Co Ltd	1,720
41,713		Morinaga Milk Industry Co Ltd	2,200
409,836	e	Mowi ASA	7,292
181,866		Muyuan Foodstuff Co Ltd	1,984
12,113		Nagatanien Co Ltd	286
145,000		Namchow Chemical Industrial Ltd	211
49,313	*	National Agriculture Development Co	421
10,716	e	National Beverage Corp	729
44,700	*	Naturecell Co Ltd	375
22,907		Nestle India Ltd	4,944
69,300		Nestle Malaysia BHD	2,359
3,940,023		Nestle S.A.	468,910
121,700		New Hope Liuhe Co Ltd	497
120,749	*	NewAge, Inc	209
124,192		Nichirei Corp	3,284
10,297		Nippon Beet Sugar Manufacturing Co Ltd	182
53,297		Nippon Flour Mills Co Ltd	878
63,760		Nippon Meat Packers, Inc	2,850
315,459		Nippon Suisan Kaisha Ltd	1,343
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,522		Nisshin Oillio Group Ltd	$861
180,747		Nisshin Seifun Group, Inc	2,869
100,633		Nissin Food Products Co Ltd	9,454
361,568		Nissin Foods Co Ltd	379
2,782		Nong Shim Co Ltd	746
1,852		Nong Shim Holdings Co Ltd	118
14,700		Norway Royal Salmon ASA	337
79,642		Oceana Group Ltd	295
141,583	e	Origin Enterprises plc	555
19,684		Orion Corp	204
11,238		Orion Corp/Republic of Korea	1,259
6,881		Orior AG.	551
767,565		Orkla ASA	7,747
778,100		Osotspa PCL	862
604		Ottogi Corp	294
3,203,743		PepsiCo, Inc	444,039
203,442		Pernod-Ricard S.A.	32,436
4,123,987		Philip Morris International, Inc	309,258
73,749	*	Pilgrim’s Pride Corp	1,104
93,199	*	Post Holdings, Inc	8,015
294,449		PPB Group BHD	1,348
683,401	*	Premier Foods plc	816
36,975	e	Premium Brands Holdings Corp	2,792
76,338		Prima Meat Packers Ltd	2,354
386,110	e	Primo Water Corp	5,483
157,380		Primo Water Corp (Toronto)	2,235
415,800		PT Astra Agro Lestari Tbk	286
6,928,618		PT Charoen Pokphand Indonesia Tbk	2,652
242,211		PT Gudang Garam Tbk	653
4,750,300		PT Hanjaya Mandala Sampoerna Tbk	449
5,305,991		PT Indofood Sukses Makmur Tbk	2,559
9,135,000	*,†	PT Inti Agri Resources Tbk	31
4,086,412		PT Japfa Comfeed Indonesia Tbk	305
2,772,600		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	170
2,978,300		PT Sawit Sumbermas Sarana Tbk	160
12,287		Pulmuone Co Ltd	176
117,197		Q.P. Corp	2,410
620,100		QL Resources BHD	1,465
50,226		Radico Khaitan Ltd	277
21,045		Remy Cointreau S.A.	3,841
23,100		Riken Vitamin Co Ltd	472
19,325	e	Rock Field Co Ltd	271
101,235	e	Rogers Sugar, Inc	364
14,600		Rokko Butter Co Ltd	262
10,104		Ros Agro plc (ADR)	97
106,435		Royal Unibrew A.S.	10,970
19,994		S Foods, Inc	558
674,890		Saigon Beer Alcohol Beverage Corp	5,360
30,555		Sakata Seed Corp	1,097
62,937		Salmar ASA	3,567
1,789		Samlip General Foods Co Ltd	94
2,919		Samyang Corp	136
2,621		Samyang Foods Co Ltd	222
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,146		Samyang Holdings Corp	$172
20,814		Sanderson Farms, Inc	2,455
171,807		Sao Martinho S.A.	666
70,786		Sapporo Holdings Ltd	1,273
228,333		Saputo, Inc	5,727
26,517		Saudia Dairy & Foodstuff Co	1,292
244,860		Savola Group	3,139
53,509		Scandi Standard AB	410
152,684	g	Scandinavian Tobacco Group A.S.	2,261
13,976		Schouw & Co	1,353
354		Seaboard Corp	1,004
132,196		Select Harvests Ltd	529
11,960	*,e	Seneca Foods Corp	427
26,737		Shanxi Xinghuacun Fen Wine Factory Co Ltd	781
19,687	e	Showa Sangyo Co Ltd	656
16,900		Sichuan Swellfun Co Ltd	161
1,016,713		Sime Darby Plantation BHD	1,238
254,838	*	Simply Good Foods Co	5,619
86,839		SLC Agricola S.A.	394
191,194		Standard Foods Corp	403
7,000		Starzen Co Ltd	277
59,893		Strauss Group Ltd	1,719
80,413		Suedzucker AG.	1,555
112,023		Suntory Beverage & Food Ltd	4,207
559,994		Swedish Match AB	45,789
89,081	*	Synlait Milk Ltd	324
177,000		Taisun Enterprise Co Ltd	129
156,903		Takara Holdings, Inc	1,742
405,100		Taokaenoi Food & Marketing PCL	132
265,823		Tassal Group Ltd	663
399,694		Tata Tea Ltd	2,712
520,430		Tate & Lyle plc	4,466
1,525,809		Thai Union Group PCL	678
408,469		Thai Vegetable Oil PCL (Foreign)	423
78,601		Tiger Brands Ltd	895
1,008,290		Tingyi Cayman Islands Holding Corp	1,785
20,000		Toly Bread Co Ltd	176
126,200		Tongwei Co Ltd	496
19,718	e	Tootsie Roll Industries, Inc	609
66,317		Toyo Suisan Kaisha Ltd	3,502
667,026		Treasury Wine Estates Ltd	4,286
79,795	*	TreeHouse Foods, Inc	3,234
397,879		Tsingtao Brewery Co Ltd	3,256
22,100		Tsingtao Brewery Co Ltd (Class A)	244
38,000		Ttet Union Corp	156
10,320	e	Turning Point Brands, Inc	288
423,383		Tyson Foods, Inc (Class A)	25,183
140,112	*	Ulker Biskuvi Sanayi AS	412
700,000		Uni-President China Holdings Ltd	642
3,445,053		Uni-President Enterprises Corp	7,461
311,337	*	United Malt Grp Ltd	922
138,151	*	United Spirits Ltd	967
37,857		Universal Corp	1,585
428,944		Universal Robina	1,190
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
66,088		Varun Beverages Ltd	$627
209,172		Vector Group Ltd	2,027
7,812		Vilmorin & Cie	457
396,143		Vina Concha y Toro S.A.	649
74,660		Viscofan S.A.	4,981
10,401	*	Vital Farms, Inc	422
866,000	e	Vitasoy International Holdings Ltd	3,377
2,627,714		Want Want China Holdings Ltd	1,836
13,732		Warabeya Nichiyo Co Ltd	204
248,561		Wei Chuan Food Corp	169
213,700		Wens Foodstuffs Group Co Ltd	615
12,523,000	g	WH Group Ltd	10,215
942,080		Wilmar International Ltd	3,059
484,289		Wuliangye Yibin Co Ltd	15,789
111,071		Yakult Honsha Co Ltd	6,167
93,467		Yamazaki Baking Co Ltd	1,629
446,000		Yihai International Holding Ltd	7,005
40,300		Yuan Longping High-tech Agriculture Co Ltd	109
542,000	g	Zhou Hei Ya International Holdings Co Ltd	568
		TOTAL FOOD, BEVERAGE & TOBACCO	4,038,900

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
196,432	*,e	1Life Healthcare, Inc	5,571
3,298,299		Abbott Laboratories	358,954
11,159	*	Abiomed, Inc	3,092
102,927	*	Acadia Healthcare Co, Inc	3,034
8,344	*	Accolade, Inc	324
77,828	*	Accuray, Inc	187
7,109	*	Acutus Medical, Inc	212
21,917	*	AdaptHealth Corp	478
14,283	*,e	Addus HomeCare Corp	1,350
246,743		Advanced Medical Solutions Group plc	686
275,588	*	AGFA-Gevaert NV	1,149
792,786		Aier Eye Hospital Group Co Ltd	6,008
352,000	g	AK Medical Holdings Ltd	906
55,833	*	Al Hammadi Co for Development and Investment	432
1,185,458		Alcon, Inc	67,210
370,971		Alcon, Inc (XNYS)	21,127
31,590		Alfresa Holdings Corp	692
8,836,659	*	Alibaba Health Information Technology Ltd	21,730
104,793	*	Align Technology, Inc	34,305
52,240		Alliar Medicos A Frente S.A.	94
252,347	*	Allscripts Healthcare Solutions, Inc	2,054
35,978	*	Alphatec Holdings Inc	239
86,395	g	Ambea AB	582
152,217	e	Ambu A.S.	4,286
51,915	*	Amedisys, Inc	12,274
21,971	*	American Renal Associates Holdings, Inc	152
171,059		AmerisourceBergen Corp	16,579
77,472	*	AMN Healthcare Services, Inc	4,529
354,895		Amplifon S.p.A.	12,691
12,346		Andlauer Healthcare Group, Inc	403
97,780	*	Angiodynamics, Inc	1,179
428,324		Ansell Ltd	11,395
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
127,308	*,e	Antares Pharma, Inc	$344
619,064		Anthem, Inc	166,274
104,831		Apollo Hospitals Enterprise Ltd	3,055
15,119	*,e	Apollo Medical Holdings, Inc	271
41,605	*,e	Apyx Medical Corp	196
395,047		Arjo AB	2,446
30,107		As One Corp	4,313
61,040		Asahi Intecc Co Ltd	1,918
34,548		Ascom Holding AG.	479
162,149	*	AtriCure, Inc	6,470
1,059		Atrion Corp	663
120,531	g	Attendo AB	657
935,338		Australian Pharmaceutical Industries Ltd	704
11,300		Autobio Diagnostics Co Ltd	268
22,465	*,e	Avalon GloboCare Corp	28
75,997	*	Avanos Medical, Inc	2,525
35,020	*	AxoGen, Inc	407
27,635	*,e	Axonics Modulation Technologies, Inc	1,411
1,264,556		Bangkok Chain Hospital PCL	557
4,563,745		Bangkok Dusit Medical Services PCL (Foreign)	2,823
4,274,772		Baxter International, Inc	343,777
107,471		Becton Dickinson & Co	25,006
71,750		Beijing Chunlizhengda Medical Instruments Co Ltd	347
12,070	*,e	Beyond Air, Inc	63
54,295	*,e,g	Biocartis NV	287
19,532	*,e	BioLife Solutions Inc	565
27,937		BioMerieux	4,373
24,536	*,e	BioSig Technologies Inc	121
27,885	*	BioTelemetry, Inc	1,271
23,345		BML, Inc	705
13,385		Boditech Med, Inc	357
9,157,190	*	Boston Scientific Corp	349,896
382,968	*	Brookdale Senior Living, Inc	973
218,665		Bumrungrad Hospital PCL (Foreign)	659
56,354		Cantel Medical Corp	2,476
339,472		Cardinal Health, Inc	15,938
57,974	*,e	Cardiovascular Systems, Inc	2,281
85,349		Carl Zeiss Meditec AG.	10,780
17,523	e	Cellavision AB	700
20,950	*	CELLINK AB	475
51,000	*	Celltrion Healthcare Co Ltd	3,826
1,345,518	*	Centene Corp	78,484
400,173		Cerner Corp	28,929
138,281	*	Cerus Corp	866
35,705	*	CHA Bio & Diostech Co Ltd	579
292,707	*	Change Healthcare, Inc	4,247
127,264	*,e	Chembio Diagnostics, Inc	619
18,398		Chemed Corp	8,837
15,000		China National Accord Medicines Corp Ltd	102
25,500		China National Medicines Corp Ltd	164
757,000	e	China Resources Phoenix Healthcare Holdings Co Ltd	496
4,531,274		Chularat Hospital PCL	344
1,267,769		Cigna Corp	214,773
976,289	*	Cleopatra Hospital	310
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
356,000	e	C-Mer Eye Care Holdings Ltd	$261
143,280		Cochlear Ltd	20,470
180,544	*,e	Co-Diagnostics, Inc	2,454
120,356		Coloplast AS	19,075
5,413	e	Coltene Holding AG.	410
363,124	*,e	Community Health Systems, Inc	1,532
26,723		CompuGroup Medical SE & Co KgaA	2,473
20,640		Computer Programs & Systems, Inc	570
85,294		Conmed Corp	6,710
2,716,665	g	ConvaTec Group plc	6,258
8,337		Cooper Cos, Inc	2,811
7,016	*	Corvel Corp	599
258,734	*,e	Covetrus, Inc	6,313
67,719	e	Craneware plc	1,354
77,628	*	Cross Country Healthcare, Inc	504
44,966	*,e	CryoLife, Inc	831
42,645	*,e	CryoPort, Inc	2,021
13,299	*	Cutera, Inc	252
75,578		CVS Group plc	1,205
2,560,429		CVS Health Corp	149,529
123,931	*,e	CYBERDYNE, Inc	612
30,777	*,e	CytoSorbents Corp	245
29,547		Dallah Healthcare Co	372
1,502,139		Danaher Corp	323,456
123,660	*	DaVita, Inc	10,591
6,101		Dentium Co Ltd	179
345,771		Dentsply Sirona, Inc	15,121
354,807	*	DexCom, Inc	146,262
23,487		DiaSorin S.p.A.	4,725
8,221	*	DIO Corp	219
26,749	g	Dr Lal PathLabs Ltd	683
22,068		Draegerwerk AG.	1,919
3,463		Draegerwerk AG. & Co KGaA	255
45,811		Eckert & Ziegler Strahlen- und Medizintechnik AG.	2,344
492,989	*	Edwards Lifesciences Corp	39,350
34,100		Eiken Chemical Co Ltd	687
12,093		El.En. S.p.A	307
111,069	e	Elan Corp	2,760
6,307	*,e	Electromed, Inc	66
409,575	e	Elekta AB (B Shares)	5,147
37,200		EM Systems Co Ltd	308
64,101		EMIS Group plc	860
160,238		Encompass Health Corp	10,412
96,269		Ensign Group, Inc	5,493
3,034,723	*	Envista Holdings Corp	74,897
108,572	*,e	Enzo Biochem, Inc	229
232,728		Estia Health Ltd	244
323,251	*	Evolent Health, Inc	4,012
780	*,e	Exagen, Inc	8
163,019	e	Extendicare, Inc	653
67,556		Fagron NV	1,706
973,523		Fisher & Paykel Healthcare Corp	21,486
17,539	*,e	Five Star Senior Living, Inc	89
188,106		Fleury S.A.	887
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,392	*	FONAR Corp	$196
420,347	*	Fortis Healthcare Ltd	772
516,791		Fresenius Medical Care AG.	43,688
188,999		Fresenius SE	8,595
8,587	*,e	Fulgent Genetics, Inc	344
118,367	g	Galenica AG.	8,231
922,175	e,g	Genertec Universal Medical Group Company Limited	613
320,848	*,e	GenMark Diagnostics, Inc	4,556
461,484		Getinge AB (B Shares)	10,041
45,150		Ginko International Co Ltd	211
38,802	*,e	Glaukos Corp	1,921
31,961	*	Globus Medical, Inc	1,583
112,018		GN Store Nord	8,439
73,868		Green Hospital Supply, Inc	3,617
23,900		Guangzhou Kingmed Diagnostics Group Co Ltd	360
11,600		Guangzhou Wondfo Biotech Co Ltd	142
739,059	*	Guardant Health, Inc	82,612
6,455		Guerbet	207
8,945	*	Haemonetics Corp	780
56,395	*	Hanger Inc	892
106,000	g	Hapvida Participacoes e Investimentos S.A.	1,173
1,602,700		Hartalega Holdings BHD	6,277
674,388		HCA Healthcare, Inc	84,083
580,433		Healius Ltd	1,502
114,402	*,e	Health Catalyst, Inc	4,187
131,549	*,e	HealthEquity, Inc	6,758
52,861	*	HealthStream, Inc	1,061
168,224	*	Henry Schein, Inc	9,888
8,819	*,e	Heska Corp	871
53,405		Hill-Rom Holdings, Inc	4,460
36,523	*	HLB Life Science CO Ltd	965
22,640		HLS Therapeutics, Inc	238
229,644	*	HMS Holdings Corp	5,500
24,400		Hogy Medical Co Ltd	836
995,922	*	Hologic, Inc	66,199
437,546	*	Hoya Corp	49,406
52,800		Huadong Medicine Co Ltd	192
476,740		Humana, Inc	197,318
4,342		Huons Global Co Ltd	113
289,002		Ibnsina Pharma SAE	134
17,826	*,e	iCAD, Inc	157
4,317	*	ICU Medical, Inc	789
171,425	*	IDEXX Laboratories, Inc	67,389
1,022,542		IHH Healthcare BHD	1,283
6,542	*	Inari Medical, Inc	452
13,011	*	InfuSystem Holdings, Inc	167
17,687	*	Inmode Ltd	640
19,076	*	Inogen, Inc	553
360,810	*	Inovalon Holdings, Inc	9,543
33,041	*	Inspire Medical Systems, Inc	4,264
48,283		Instituto Hermes Pardini S.A.	195
89,182	*,e	Insulet Corp	21,100
91,183	*	Integer Holding Corp	5,381
15,666	*	Integra LifeSciences Holdings Corp	740
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
150,832		Integral Diagnostics Ltd	$455
14,620	*,e	IntriCon Corp	178
129,316	*	Intuitive Surgical, Inc	91,755
31,964	e	Invacare Corp	240
24,065	e	Ion Beam Applications	311
12,932	*,e	iRadimed Corp	276
45,089	*	iRhythm Technologies, Inc	10,736
350,000		IVD Medical Holding Ltd	106
34,610		Jafron Biomedical Co Ltd	362
67,200		Japan Lifeline Co Ltd	892
16,200		Japan Medical Dynamic Marketing, Inc	334
41,188		Jeol Ltd	1,420
55,500		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	268
48,836	*,e	Joint Corp	849
29,300		Jointown Pharmaceutical Group Co Ltd	73
1,199,419		Koninklijke Philips Electronics NV	56,636
59,119		Korian-Medica	2,072
563,200		Kossan Rubber Industries	1,862
1,891,828		KPJ Healthcare BHD	387
150,175	*	Laboratory Corp of America Holdings	28,273
193,106	*	Lantheus Holdings, Inc	2,447
5,499		Le Noble Age	305
12,491		LeMaitre Vascular, Inc	406
55,600		Lepu Medical Technology Beijing Co Ltd	276
43,731	*	LHC Group, Inc	9,295
14,559,715		Life Healthcare Group Holdings Pte Ltd	14,801
2,672,000	*,e	Lifetech Scientific Corp	674
99,819	*	LivaNova plc	4,513
65,449	*	Livongo Health, Inc	9,166
3,728	*	Lyra Therapeutics, Inc	42
492,838		M3, Inc	30,485
68,813	*	Magellan Health Services, Inc	5,215
77,563		Mani, Inc	2,120
20,465	*	Masimo Corp	4,831
291,625		McKesson Corp	43,432
7,911	*,g	Medacta Group S.A.	741
4,706	*,e,g	Medartis Holding AG.	233
29,500	*,e	Medical Data Vision Co Ltd	614
127,177		Medicare Group	266
159,473		Mediceo Paltac Holdings Co Ltd	3,198
446,366		Mediclinic International plc	1,639
13,202	*	Medipost Co Ltd	366
124,589	*	MEDNAX, Inc	2,028
2,282,705	e	Medtronic plc	237,219
124,148		Meinian Onehealth Healthcare Holdings Co Ltd	259
31,242		Menicon Co Ltd	2,088
192,819	*	Meridian Bioscience, Inc	3,274
59,675	*	Merit Medical Systems, Inc	2,596
3,550		Mesa Laboratories, Inc	904
193,026		Metlifecare Ltd	764
21,721	g	Metropolis Healthcare Ltd	529
671,000		Microport Scientific Corp	2,683
33,935	*	Middle East Healthcare Co	332
30,534	*,e	Milestone Scientific, Inc	42
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
56,900	e	Miraca Holdings, Inc	$1,522
31,612	*,e	Misonix Inc	371
74,775	*,g	MLP Saglik Hizmetleri AS.	166
98,131	*	Molina Healthcare, Inc	17,962
47,370		Mouwasat Medical Services Co	1,579
25,236		Nagaileben Co Ltd	715
79,522		Nakanishi, Inc	1,421
287,053	*	Nanosonics Ltd	1,174
76,423	*,e	NantHealth, Inc	179
19,886		National Healthcare Corp	1,239
20,003		National Medical Care Co	295
10,956		National Research Corp	539
111,914	*	Natus Medical, Inc	1,917
6,565	*,e	Nemaura Medical, Inc	23
79,347	*	Neogen Corp	6,209
1,113,084		Network Healthcare Holdings Ltd	859
2,121		Neuca S.A.	277
165,539	*	Nevro Corp	23,060
122,947	*	NextGen Healthcare, Inc	1,566
88,677		Nihon Kohden Corp	2,917
54,067		Nikkiso Co Ltd	551
157,252		Nipro Corp	1,836
159,379	†	NMC Health plc	2
14,098	g	NNIT A.S.	293
243,900		Notre Dame Intermedica Participacoes S.A.	2,826
145,768	*,e	Novocure Ltd	16,225
76,953	*	NuVasive, Inc	3,738
24,514	*	Oak Street Health, Inc	1,310
704,081		Oceania Healthcare Ltd	536
241,975		Odontoprev S.A.	517
1,115,970		Olympus Corp	23,207
51,659	*	Omnicell, Inc	3,857
34,305	*,e	Ontrak, Inc	2,058
25,479	*,e	OptimizeRx Corp	531
337,003	*	Option Care Health, Inc	4,506
83,811	*	OraSure Technologies, Inc	1,020
130,251		Oriola-KD Oyj (B Shares)	289
6,871		Orpea	781
81,928	*	Orthofix Medical Inc	2,551
10,610	*,e	OrthoPediatrics Corp	487
9,947	*	Osstem Implant Co Ltd	329
17,300		Ovctek China, Inc	159
182,635		Owens & Minor, Inc	4,586
21,772		Paramount Bed Holdings Co Ltd	900
198,077		Patterson Cos, Inc	4,775
31,616	*,e	PAVmed, Inc	56
48,483	*,e	Pennant Group, Inc	1,870
5,249	*,e	Penumbra, Inc	1,020
38,267	*,e	PetIQ, Inc	1,260
233,074	*	Phreesia, Inc	7,489
79,000	*,†	Pihsiang Machinery Manufacturing Co Ltd	0	^
495,800	*,e,g	Ping An Healthcare and Technology Co Ltd	6,397
632,051	*,e	PolyNovo Ltd	1,011
208,910	*	PPD, Inc	7,728
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
70,365		Premier, Inc	$2,310
59,479	e	Pro Medicus Ltd	1,160
60,649	*,e	Progyny, Inc	1,785
1,921	*	Protara Therapeutics, Inc	32
67,187	*	Providence Service Corp	6,242
12,828	*,e	Pulse Biosciences, Inc	151
214,863		Qualicorp S.A.	1,300
403,718		Quest Diagnostics, Inc	46,222
14,391	*	Quidel Corp	3,157
53,650	*,e	Quotient Ltd	276
721,458	*	R1 RCM, Inc	12,373
49,727	*	RadNet, Inc	763
1,066,399	e	Raffles Medical Group Ltd	633
57,646		Ramsay Health Care Ltd	2,749
152,838		Regis Healthcare Ltd	115
21,508	*,e	Repro-Med Systems, Inc	155
25,155		Resmed, Inc	4,312
68,808	*,e	Retractable Technologies, Inc	458
59,897	*,e	Rockwell Medical, Inc	64
125,930		Ryman Healthcare Ltd	1,183
35,522		Sartorius AG.	14,560
38,567		Saudi Chemical Co	344
50,954	*	SeaSpine Holdings Corp	729
16,762	*	Sedana Medical AB	496
96,309		Selcuk Ecza Deposu Ticaret ve Sanayi AS	107
612,488	*	Select Medical Holdings Corp	12,752
1,787,215		Shandong Weigao Group Medical Polymer Co Ltd	3,576
28,741		Shanghai Kindly Medical Instruments Co Ltd	175
51,900		Shanghai Pharmaceuticals Holding Co Ltd	155
411,240		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	690
12,614	*,e	Sharps Compliance Corp	79
205,060		Shenzhen Mindray Bio-Medical Electronics Co Ltd	10,504
112,784	*	Shockwave Medical Inc	8,549
52,181	*	SI-BONE, Inc	1,238
35,713	g	Siemens Healthineers AG.	1,603
73,365	e	Sienna Senior Living, Inc	617
44,072	*,e	Sientra, Inc	150
1,843,691		Sigma Healthcare Ltd	780
70,651	*	Silk Road Medical Inc	4,748
11,917		Simulations Plus, Inc	898
681,971		Sinopharm Group Co	1,441
622,040		Smith & Nephew plc	12,185
2,800		Software Service, Inc	295
49,800		Solasto Corp	653
5,231	*,e	Soliton Inc	40
714,276		Sonic Healthcare Ltd	16,962
61,393		Sonova Holdings AG	15,558
316,479	g	Spire Healthcare Group plc	389
45,000		St. Shine Optical Co Ltd	444
83,510	*,e	Staar Surgical Co	4,723
39,333	*,e	Stereotaxis, Inc	141
118,798		STERIS plc	20,931
8,134		STRATEC Biomedical AG.	1,182
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,693	e	Straumann Holding AG.	$10,817
563,822		Stryker Corp	117,484
4,990		Suheung Capsule Co Ltd	241
245,647		Summerset Group Holdings Ltd	1,469
1,417,400		Supermax Corp BHD	2,888
129,036	*,e	Surgalign Holdings, Inc	234
78,904	*,e	Surgery Partners, Inc	1,728
15,153	*	SurModics, Inc	590
41,541	*	Suven Pharmaceuticals Ltd	214
41,541	*	Suven Pharmaceuticals Ltd	214
17,239		Suzuken Co Ltd	658
149,842		Sysmex Corp	14,337
15,974	*,e	Tabula Rasa HealthCare, Inc	651
20,368	*,e	Tactile Systems Technology, Inc	745
47,000		TaiDoc Technology Corp	312
116,438	*	Tandem Diabetes Care, Inc	13,216
4,728	*,e	Tela Bio, Inc	78
119,837	*,e	Teladoc, Inc	26,273
69,611		Teleflex, Inc	23,697
195,845	*,e	Tenet Healthcare Corp	4,800
609,864		Terumo Corp	24,282
430,011		Thonburi Healthcare Group PCL	253
53,508	*	Tivity Health, Inc	750
152,130		Toho Pharmaceutical Co Ltd	3,281
22,409		Tokai Corp (GIFU)	443
4,606,200		Top Glove Corp BHD	9,235
15,600	*	Topchoice Medical Corp	491
2,414,000	†,e	Town Health International Medical Group Ltd	3
22,097	*,e	Transmedics Group, Inc	305
37,391	*	Triple-S Management Corp (Class B)	668
57,118		Tsuki Corp	321
230,380		Uniphar plc	670
1,608,778		United Drug plc	16,002
2,224,966		UnitedHealth Group, Inc	693,678
85,792	e	Universal Health Services, Inc (Class B)	9,181
9,883		US Physical Therapy, Inc	859
3,922	e	Utah Medical Products, Inc	313
6,975		Value Added Technologies Co Ltd	130
76,594	*	Vapotherm, Inc	2,221
57,492	*,e	Varex Imaging Corp	731
14,482	*	Varian Medical Systems, Inc	2,491
196,163	*	Veeva Systems, Inc	55,159
17,477	*,e	Venus Concept, Inc	41
30,533	*,e	Viemed Healthcare, Inc	264
38,026	*,e	Viemed Healthcare, Inc (Toronto)	330
6,841		Vieworks Co Ltd	176
145,461	*,e	ViewRay, Inc	509
45,000		VITAL KSK Holdings, Inc	466
26,272	*	Vocera Communications, Inc	764
85,829	*,e	VolitionRX Ltd	276
302,568		West Pharmaceutical Services, Inc	83,176
14,464	*	William Demant Holding A.S.	454
54,600		Winning Health Technology Group Co Ltd	157
136,043	*,e	Wright Medical Group NV	4,155
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
200,705	*,e	Xvivo Perfusion AB	$6,088
3,336	e	Ypsomed Holding AG.	488
2,496,788		Zimmer Biomet Holdings, Inc	339,913
18,807	e	Zynex Inc	328
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,983,960

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
7,922		Aekyung Industrial Co Ltd	137
383,364		Amorepacific Corp	53,445
5,312		Amorepacific Corp (Preference)	262
68,686		Bajaj Corp Ltd	171
156,560		Beiersdorf AG.	17,775
103,404	*	BellRing Brands, Inc	2,145
5,499,000	†,e	Best World International Ltd	4,109
14,693	e	Blackmores Ltd	667
305,256		BWX Ltd	967
49,100		By-health Co Ltd	152
76,200		C&S Paper Co Ltd	241
35,462	*,e	Central Garden & Pet Co	1,416
164,458	*	Central Garden and Pet Co (Class A)	5,944
43,000		Chlitina Holding Ltd	271
350,179		Church & Dwight Co, Inc	32,815
196,665		Clorox Co	41,333
1,636,160		Colgate-Palmolive Co	126,230
28,218		Colgate-Palmolive India Ltd	549
6,823		Cosmax, Inc	675
409,349		Coty, Inc	1,105
264,765		Dabur India Ltd	1,835
14,830		Earth Chemical Co Ltd	1,105
91,333	*	Edgewell Personal Care Co	2,546
475,803	*	elf Beauty, Inc	8,741
99,150		Emami Ltd	473
90,815		Energizer Holdings, Inc	3,554
565,904		Essity AB	19,106
675,310		Estee Lauder Cos (Class A)	147,386
88,800	*	Euglena Co Ltd	745
87,084		Fancl Corp	2,844
5,647		Gillette India Ltd	410
198,101		Godrej Consumer Products Ltd	1,954
105,000		Grape King Industrial Co	615
335,147		Hengan International Group Co Ltd	2,453
119,198		Henkel KGaA	11,148
166,202		Henkel KGaA (Preference)	17,382
149,739	*	Herbalife Nutrition Ltd	6,985
753,177		Hindustan Lever Ltd	21,166
29,751	*	Hyundai Bioscience Co Ltd	280
16,017	e	Inter Parfums S.A.	821
13,094	e	Inter Parfums, Inc	489
42,803		Jamieson Wellness, Inc	1,355
86,557		Jyothy Laboratories Ltd	173
654,484		Kao Corp	49,133
523,784		Kimberly-Clark Corp	77,342
1,420,916		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,256
686,775	e	Kitanotatsujin Corp	3,561
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,860		Kobayashi Pharmaceutical Co Ltd	$373
6,610		Kolmar BNH Co Ltd	345
12,550		Korea Kolmar Co Ltd	493
6,200		Korea Kolmar Holdings Co Ltd	141
16,040		Kose Corp	1,964
9,501		LG Household & Health Care Ltd	11,725
1,089		LG Household & Health Care Ltd (Preference)	658
12,678	*,e	Lifevantage Corp	153
171,850		Lion Corp	3,528
350,699		L’Oreal S.A.	114,128
40,572		Mandom Corp	683
250,812		Marico Ltd	1,235
28,814		Medifast, Inc	4,738
29,498		Milbon Co Ltd	1,566
709,544		Natura & Co Holding S.A.	6,460
6,509	*,e	Nature’s Sunshine Products, Inc	75
16,400	e	Noevir Holdings Co Ltd	768
73,528	e	Nu Skin Enterprises, Inc (Class A)	3,683
8,519	e	Oil-Dri Corp of America	305
94,188	e	Ontex Group NV	1,228
42,011		Pacific Corp	1,751
82,761		Pigeon Corp	3,698
17,455		Pola Orbis Holdings, Inc	329
5,259,482		Procter & Gamble Co	731,015
7,600		Proya Cosmetics Co Ltd	161
4,837,504		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	243
7,276,845		PT Unilever Indonesia Tbk	3,971
242,364	e	PZ Cussons plc	735
1,054,934		Reckitt Benckiser Group plc	102,862
7,107	*,e	Revlon, Inc (Class A)	45
70,901		Reynolds Consumer Products Inc	2,171
104,845		Rohto Pharmaceutical Co Ltd	3,447
29,398		Sarantis S.A.	294
19,400		Shanghai Jahwa United Co Ltd	108
430,177		Shiseido Co Ltd	24,903
79,213		Spectrum Brands Holdings, Inc	4,528
14,200		ST Corp	306
360,128		TCI Co Ltd	3,364
615,121		Uni-Charm Corp	27,510
1,803,103		Unilever NV	109,498
1,429,024		Unilever plc	88,104
26,659	*	USANA Health Sciences, Inc	1,963
92,299	*,e	Veru, Inc	242
351,000		Vinda International Holdings Ltd	1,156
11,189		WD-40 Co	2,118
32,800	e	YA-MAN Ltd	490
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,945,528

INSURANCE - 3.0%
25,402		Admiral Group plc	857
237,827		Aegon NV	616
1,020,404		Aflac, Inc	37,092
263,090	e	Ageas	10,765
13,949,464		AIA Group Ltd	138,659
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,709	*	Al Rajhi Co for Co-operative Insurance	$338
28,846		Alleghany Corp	15,013
502,150		Allianz AG.	96,377
916,036		Allstate Corp	86,236
149,199		Alm Brand AS	1,706
74,482	*	AMBAC Financial Group, Inc	951
144,196		American Equity Investment Life Holding Co	3,171
148,024		American Financial Group, Inc	9,915
2,761,006		American International Group, Inc	76,010
11,027		American National Group, Inc	745
29,633		Amerisafe, Inc	1,700
81,600		Anicom Holdings, Inc	830
350,009		Aon plc	72,207
561,459	*	Arch Capital Group Ltd	16,423
52,508	*	Argo Group International Holdings Ltd	1,808
271,068		Arthur J. Gallagher & Co	28,619
156,521		ASR Nederland NV	5,264
1,163,197		Assicurazioni Generali S.p.A.	16,395
297,920		Assurant, Inc	36,141
185,398		Assured Guaranty Ltd	3,982
322,033	*	Athene Holding Ltd	10,975
83,182		AUB Group Ltd	989
4,834,741		Aviva plc	17,887
2,020,353		AXA S.A.	37,393
168,880		Axis Capital Holdings Ltd	7,437
35,295		Bajaj Finserv Ltd	2,815
45,173		Baloise Holding AG.	6,651
520,700		Bangkok Life Assurance PCL	291
654,174		BB Seguridade Participacoes S.A.	2,827
1,722,587		Beazley plc	6,820
3,516,766	*	Berkshire Hathaway, Inc (Class B)	748,860
133,622	*	Brighthouse Financial, Inc	3,596
353,768		Brown & Brown, Inc	16,015
138,987	*	BRP Group, Inc	3,462
56,381		Bupa Arabia for Cooperative Insurance Co	1,848
7,668,214		Cathay Financial Holding Co Ltd	10,266
12,286,677		China Development Financial Holding Corp	3,634
1,577,286		China Insurance International Holdings Co Ltd	2,418
7,224,790		China Life Insurance Co Ltd	16,378
159,500		China Life Insurance Co Ltd (Class A)	1,047
2,464,179		China Life Insurance Co Ltd (Taiwan)	1,701
370,300		China Pacific Insurance Group Co Ltd	1,706
2,716,239		China Pacific Insurance Group Co Ltd (Hong Kong)	7,758
6,886,000		China Reinsurance Group Corp	635
1,393,855		Chubb Ltd	161,854
215,531		Cincinnati Financial Corp	16,805
85,851	*,e	Citizens, Inc (Class A)	476
60,790	*	Clal Insurance	573
38,742		CNA Financial Corp	1,162
310,194		CNP Assurances	3,890
59,583	*	Co for Cooperative Insurance	1,385
225,289		Conseco, Inc	3,614
3,630,000	*,†,e	Convoy Financial Holdings Ltd	5
147,517		Corp Mapfre S.A.	231
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,174	e	Crawford & Co	$165
750,451		Dai-ichi Mutual Life Insurance Co	10,589
181,361		Direct Line Insurance Group plc	633
194,560		Discovery Holdings Ltd	1,477
22,680	e	Donegal Group, Inc (Class A)	319
46,569		Dongbu Insurance Co Ltd	1,800
26,533	*	eHealth, Inc	2,096
47,712		Employers Holdings, Inc	1,443
19,848	*	Enstar Group Ltd	3,205
37,646		Erie Indemnity Co (Class A)	7,916
155,063		Everest Re Group Ltd	30,631
30,941		Fairfax Financial Holdings Ltd	9,111
41,526	e	Fanhua, Inc (ADR)	696
16,841		FBL Financial Group, Inc (Class A)	812
8,581		FedNat Holding Co	54
388,775		Fidelity National Financial Inc	12,173
193,218		First American Financial Corp	9,837
6,439,977		Fubon Financial Holding Co Ltd	9,371
847,555	*	Genworth Financial, Inc (Class A)	2,839
170,504		Gjensidige Forsikring BA	3,460
153,820		Globe Life, Inc	12,290
56,784	*	GoHealth, Inc	740
23,216		Goosehead Insurance, Inc	2,010
263,481	e	Great-West Lifeco, Inc	5,149
38,186	*,e	Greenlight Capital Re Ltd (Class A)	257
63,430		Grupo Catalana Occidente S.A.	1,591
8,014		Hannover Rueckversicherung AG.	1,241
56,366		Hanover Insurance Group, Inc	5,252
127,127		Harel Insurance Investments & Finances Ltd	795
1,225,403		Hartford Financial Services Group, Inc	45,168
411,256	g	Hastings Group Holdings Ltd	1,339
7,498		HCI Group, Inc	370
670,782	g	HDFC Life Insurance Co Ltd	5,092
38,660		Helvetia Holding AG.	3,294
114,697		Heritage Insurance Holdings, Inc	1,161
384,349		Hiscox Ltd	4,435
70,336		Horace Mann Educators Corp	2,349
268,400		Hubei Biocause Pharmaceutical Co Ltd	209
60,479		Hyundai Marine & Fire Insurance Co Ltd	1,157
100,433		iA Financial Corp, Inc	3,496
270,137	g	ICICI Lombard General Insurance Co Ltd	4,758
310,663	g	ICICI Prudential Life Insurance Co Ltd	1,777
9,077		IDI Insurance Co Ltd	223
8,137	e	Independence Holding Co	307
2,412,679		Insurance Australia Group Ltd	7,635
214,889		Intact Financial Corp	23,010
1,968	e	Investors Title Co	256
1,052,520		IRB Brasil Resseguros S	1,404
27,999		James River Group Holdings Ltd	1,247
1,412,560		Japan Post Holdings Co Ltd	9,632
155,300		Japan Post Insurance Co Ltd	2,445
1,168,291	*,e	Just Retirement Group plc	678
116,078	e	Kemper Corp	7,757
50,919		Kinsale Capital Group, Inc	9,684
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
288,958		Korea Life Insurance Co Ltd	$377
71,277		Korean Reinsurance Co	454
269,759		Lancashire Holdings Ltd	2,411
5,853,996		Legal & General Group plc	14,281
17,364	*,e	Lemonade, Inc	863
122,669		Liberty Holdings Ltd	415
279,520		Lincoln National Corp	8,757
338,516	e	Loews Corp	11,763
2,285,817		Manulife Financial Corp (Toronto)	31,793
19,291	*	Markel Corp	18,784
1,755,891		Marsh & McLennan Cos, Inc	201,401
151,216	*	Max India Ltd	1,258
104,323	*	MBIA, Inc	632
2,566,123		Medibank Pvt Ltd	4,630
28,584		Menorah Mivtachim Holdings Ltd	347
567,918		Mercuries & Associates Holding Ltd	426
1,093,198	*	Mercuries Life Insurance Co Lt	343
60,511		Mercury General Corp	2,503
47,530		Meritz Fire & Marine Insurance Co Ltd	522
2,192,698		Metlife, Inc	81,503
417,127		Migdal Insurance Holdings Ltd	271
62,474		Mirae Asset Life Insurance Co Ltd	205
309,684		Mitsui Sumitomo Insurance Group Holdings, Inc	8,344
394,801		Momentum Metropolitan Holdings	365
77,036		Muenchener Rueckver AG.	19,584
385,699		National General Holdings Corp	13,017
3,963	e	National Western Life Group, Inc	724
127,700		New China Life Insurance Co Ltd	1,170
802,582		New China Life insurance Co Ltd (Hong Kong)	3,017
8,858	*	NI Holdings, Inc	150
669,219		nib holdings Ltd	1,961
314,182		NKSJ Holdings, Inc	10,847
283,697		NN Group NV	10,634
2,292,769		Old Mutual Ltd	1,413
403,737		Old Republic International Corp	5,951
33,817	*	Palomar Holdings, Inc	3,525
8,080,888		People’s Insurance Co Group of China Ltd	2,405
396,700		People’s Insurance Co Group of China Ltd (Class A)	396
601,494		Phoenix Group Holdings plc	5,349
164,689		Phoenix Holdings Ltd	764
6,808,318		PICC Property & Casualty Co Ltd	4,783
11,611,246		Ping An Insurance Group Co of China Ltd	120,535
2,052,737		Ping An Insurance Group Co of China Ltd (Class A)	23,082
83,174		Porto Seguro S.A.	715
487,095	g	Poste Italiane S.p.A	4,317
818,830		Power Corp Of Canada	16,044
302,149		Powszechny Zaklad Ubezpieczen S.A.	1,939
59,288		Primerica, Inc	6,708
393,138		Principal Financial Group	15,832
86,046		ProAssurance Corp	1,346
1,032,882		Progressive Corp	97,783
25,851	*,e	ProSight Global, Inc	293
8,214		Protective Insurance Corp	108
82,716	*,e	Protector Forsikring ASA	405
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
997,344		Prudential Financial, Inc	$63,351
3,461,106		Prudential plc	49,661
11,021,200	*	PT Panin Life Tbk	136
1,556,700		Qatar Insurance Co SAQ	979
1,502,638		QBE Insurance Group Ltd	9,346
643,394	e	Qualitas Controladora SAB de C.V.	2,426
342,536		Rand Merchant Investment Holdings Ltd	594
96,655	e	Reinsurance Group of America, Inc (Class A)	9,201
102,930		RenaissanceRe Holdings Ltd	17,471
34,492		RLI Corp	2,888
958,454		RSA Insurance Group plc	5,596
281,224	e,g	Sabre Insurance Group plc	926
22,602		Safety Insurance Group, Inc	1,562
1,270,118	e	Saga plc	204
387,517		Sampo Oyj (A Shares)	15,347
29,797		Samsung Fire & Marine Insurance Co Ltd	4,642
67,534		Samsung Life Insurance Co Ltd	3,524
1,764,993		Sanlam Ltd	5,440
377,988	g	SBI Life Insurance Co Ltd	4,160
21,074		SCOR SE	587
157,524		Selective Insurance Group, Inc	8,111
37,820	*,e	Selectquote, Inc	766
10,829,474		Shin Kong Financial Holding Co Ltd	3,026
192,564		Shinkong Insurance Co Ltd	233
168,854	e	Societa Cattolica di Assicurazioni SCRL	899
28,393	e	State Auto Financial Corp	391
963,312		Steadfast Group Ltd	2,240
39,852		Stewart Information Services Corp	1,743
520,157		Storebrand ASA	2,740
267,294		Sul America S.A.	1,886
663,553		Sun Life Financial, Inc	27,039
1,299,579		Suncorp-Metway Ltd	7,933
25,608		Swiss Life Holding	9,690
42,172		Swiss Re Ltd	3,128
228,100		Syarikat Takaful Malaysia BHD	270
1,047,270		T&D Holdings, Inc	10,324
576,708	*,e	Third Point Reinsurance Ltd	4,008
68,717		TI Financial Holdings Ltd	369
25,146		Tiptree Inc	124
1,431,535		Tokio Marine Holdings, Inc	62,636
38,986		Tong Yang Life Insurance	102
66,201		Topdanmark AS	3,204
111,024		TQM Corp PCL	452
361,686		Travelers Cos, Inc	39,131
14,590	*	Trean Insurance Group, Inc	222
77,697	*,e	Trupanion, Inc	6,130
15,469		Tryg A.S.	487
487,346		Unipol Gruppo Finanziario S.p.A	2,130
140,287		Uniqa Versicherungen AG.	849
36,718		United Fire Group Inc	746
59,845		United Insurance Holdings Corp	363
53,576		Universal Insurance Holdings, Inc	741
291,424		Unum Group	4,905
1,606	e	Vericity, Inc	16
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
252,446		W.R. Berkley Corp	$15,437
32,007	*	Watford Holdings Ltd	734
7,172		White Mountains Insurance Group Ltd	5,587
76,928	e	Wiener Staedtische Allgemeine Versicherung AG.	1,712
189,320		Willis Towers Watson plc	39,534
71,883		Wiz Solucoes e Corretagem de Seguros S.A.	118
24,836		Wuestenrot & Wuerttembergische AG.	416
370,900	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,859
164,074		Zurich Insurance Group AG	57,215
		TOTAL INSURANCE	3,337,191

MATERIALS - 4.3%
38,442		Aarti Industries	529
178,356		Acerinox S.A.	1,462
13,352		Achilles Corp	224
94,738		ADEKA Corp	1,364
440,403		Adelaide Brighton Ltd	904
18,066	e	Advanced Emissions Solutions, Inc	73
33,475	e	Advanced Metallurgical Group NV	552
102,463		Advanced Petrochemical Co	1,618
159,126		Advansa Sasa Polyester Sanayi AS	342
46,624	*	AdvanSix, Inc	601
102,512		Aeci Ltd	470
109,763	e	African Rainbow Minerals Ltd	1,267
253,158		Agnico-Eagle Mines Ltd	20,170
54,366	*,e	AgroFresh Solutions, Inc	132
11,200		Aichi Steel Corp	278
509,586		Air Liquide	80,774
214,811		Air Products & Chemicals, Inc	63,984
145,449		Air Water, Inc	1,967
4,846		AK Holdings, Inc	73
7,734		Akzo Nobel India Ltd	228
79,651		Akzo Nobel NV	8,050
427,464	e	Alamos Gold, Inc	3,766
351,892	e	Albemarle Corp	31,417
311,233	*	Alcoa Corp	3,620
641,978	*	Allegheny Technologies, Inc	5,598
400,726	*,e	Alpek SAB de C.V.	279
43,865	e	Altius Minerals Corp	319
80,188		Altri SGPS S.A.	352
2,723,718		Alumina Ltd	2,714
4,888,145	*	Aluminum Corp of China Ltd	1,008
851,900	*	Aluminum Corp of China Ltd (Class A)	365
659,414		Ambuja Cements Ltd	1,941
2,263,619		Amcor plc	25,013
50,292	e	American Vanguard Corp	661
172,583	*,e	Amyris, Inc	504
181,872		Anadolu Cam Sanayii AS	148
663,840		Angang Steel Co Ltd	253
53,320		Anglo American Platinum Ltd	3,692
1,270,700		Anglo American plc (London)	30,743
397,822		AngloGold Ashanti Ltd	10,407
889,632	e	AngloGold Ashanti Ltd (ADR)	23,469
1,321,469		Anhui Conch Cement Co Ltd	9,153
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
246,275		Anhui Conch Cement Co Ltd (Class A)	$2,010
368,589		Antofagasta plc	4,864
55,229		APERAM	1,554
5,991		APL Apollo Tubes Ltd	237
18,214		Aptargroup, Inc	2,062
123,241		Arabian Cement Co	1,068
684,997		ArcelorMittal	9,113
163,006	*,e	Arconic Corp	3,105
29,567		Ardagh Group S.A.	415
9,179		Arkema	973
97,117		Asahi Holdings, Inc	3,153
1,277,693		Asahi Kasei Corp	11,146
17,288		Ashland Global Holdings, Inc	1,226
1,021,625		Asia Cement China Holdings Corp	905
1,105,164		Asia Cement Corp	1,592
285,188		Asian Paints Ltd	7,684
362,500		ATA IMS BHD	153
13,936		Atul Ltd	1,158
119,443	*,e	Aurora Cannabis, Inc	556
37,590		Aurubis AG.	2,557
326,067		Avery Dennison Corp	41,684
270,585		Avient Corp	7,160
2,719,767	*	Axalta Coating Systems Ltd	60,297
968,314		B2Gold Corp	6,305
112,626		Balchem Corp	10,996
482,030		Ball Corp	40,066
1,510,100		Baoshan Iron & Steel Co Ltd	1,110
2,383,272		Barrick Gold Corp (Canada)	66,940
8,699		BASF India Ltd	179
1,183,777		BASF SE	72,087
10,343		Bayer CropScience Ltd	826
346,000		BBMG Corp	157
76,600		Beijing Oriental Yuhong Waterproof Technology Co Ltd	610
39,022		Bekaert S.A.	813
111,137		Berger Paints India Ltd	881
1,674,362	*	Berry Global Group, Inc	80,905
3,502,729		BHP Billiton Ltd	90,488
2,309,988		BHP Group plc	49,282
197,208		Billerud AB	3,300
4,000	*,†,e	Bio On S.p.A.	0	^
14,398		Birla Corp Ltd	130
575,847		BlueScope Steel Ltd	5,306
125,935		Boise Cascade Co	5,027
255,152		Boliden AB	7,571
1,387,706		Boral Ltd	4,586
106,900		Borregaard ASA	1,643
366,948		Bradespar S.A.	2,933
187,375		Braskem S.A.	694
84,519		Brickworks Ltd	1,182
186,767	e	Buzzi Unicem S.p.A.	4,339
71,018		Buzzi Unicem S.p.A. RSP	932
15,826		Cabot Corp	570
537,000		Cahya Mata Sarawak BHD	160
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,107	e	Caledonia Mining Corp plc	$732
68,202	*	Canfor Corp	768
32,233		Canfor Pulp Products, Inc	121
63,028		CAP S.A.	531
75,445		Carpenter Technology Corp	1,370
165,424		Cascades, Inc	2,092
139,771		CCL Industries	5,389
383,026		Celanese Corp (Series A)	41,156
54,245		Cementir Holding NV	375
446,514		Cementos Argos S.A.	540
14,256,638		Cemex S.A. de C.V.	5,403
1,331,192		Centamin plc	3,475
241,074		Centerra Gold, Inc	2,804
163,019		Central Asia Metals plc	339
87,209	*	Century Aluminum Co	621
117,000		Century Iron & Steel Industrial Co Ltd	520
24,572		Century Textile & Industries Ltd	111
151,223		CF Industries Holdings, Inc	4,644
97,872		Chambal Fertilizers & Chemicals Ltd	210
394,902	*	Champion Iron Ltd	833
5,561		Chase Corp	531
45,376		Chemours Co	949
1,612,006		Cheng Loong Corp	1,763
374,000		Chia Hsin Cement Corp	204
8,266,695		China BlueChemical Ltd	1,203
296,127		China General Plastics Corp	200
86,600		China Hi-ment Corp	133
2,023,500		China Hongqiao Group Ltd	1,268
212,600		China Jushi Co Ltd	453
1,063,232		China Manmade Fibers Corp	280
228,112		China Metal Products	252
992,000	*,g	China Metal Resources Utilization Ltd	30
3,447,000		China Molybdenum Co Ltd	1,231
724,200		China Molybdenum Co Ltd (Class A)	398
3,515,982		China National Building Material Co Ltd	4,481
203,000		China Northern Rare Earth Group High-Tech Co Ltd	322
1,002,000		China Oriental Group Co Ltd	225
3,074,359		China Petrochemical Development Corp	894
1,222,000		China Resources Cement Holdings Ltd	1,680
143,000		China Steel Chemical Corp	451
11,424,633		China Steel Corp	8,092
618,912		China Synthetic Rubber Corp	421
318,000		China XLX Fertiliser Ltd	97
1,425,200	e	China Zhongwang Holdings Ltd	242
156,354		Christian Hansen Holding	17,356
46,678		Chugoku Marine Paints Ltd	442
3,884		Chunbo Co Ltd	563
777,000		Chung Hung Steel Corp	252
341,540		Chung Hwa Pulp Corp	104
316,655		Cia de Minas Buenaventura S.A. (ADR) (Series B)	3,870
630,475		Cia Siderurgica Nacional S.A.	1,852
25,126	*	Ciech S.A.	178
318,023		City Cement Co	1,687
26,471		Clariant AG.	522
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,399	*	Clearwater Paper Corp	$1,191
641,421	e	Cleveland-Cliffs, Inc	4,118
30,622	*	CMC Materials, Inc	4,373
525,384	*	Coeur Mining, Inc	3,877
247,603	e	Commercial Metals Co	4,947
86,132	*,†	Companhia Vale do Rio Doce	0
27,360		Compass Minerals International, Inc	1,624
67,019		Corbion NV	3,082
67,582		Coromandel International Ltd	709
984,803	g	Coronado Global Resources, Inc (ADR)	685
1,378,043		Corteva, Inc	39,701
45,234		Corticeira Amorim SGPS S.A.	558
460,895	g	Covestro AG.	22,856
465,000		CPMC Holdings Ltd	205
2,123,887		CRH plc	77,015
20,056		Croda International plc	1,618
1,357,876	*	Crown Holdings, Inc	104,366
538,157		CSR Ltd	1,659
1,811,900		D&L Industries Inc	207
187,408		Daicel Chemical Industries Ltd	1,351
28,031	e	Daido Steel Co Ltd	873
12,200		Daiken Corp	214
12,571		Dainichiseika Color & Chemicals Manufacturing Co Ltd	270
85,001		Dainippon Ink and Chemicals, Inc	2,125
137,599	e	Daio Paper Corp	1,963
13,300		Daiso Co Ltd	324
31,545		Deepak Nitrite Ltd	352
87,449		Denki Kagaku Kogyo KK	2,663
8,300	*	DKS Co Ltd	338
160,813	e	Domtar Corp	4,225
32,100		Dongjin Semichem Co Ltd	810
51,256	*	Dongkuk Steel Mill Co Ltd	278
4,648		Dongwon Systems Corp	93
1,036,000		Dongyue Group	400
4,051,715	n	Dow, Inc	190,633
89,479		Dowa Holdings Co Ltd	2,626
394,380	e	DRDGOLD Ltd	465
1,545,816		DS Smith plc	5,873
109,733		DSM NV	18,066
9,716	*	Duk San Neolux Co Ltd	262
158,592		Dundee Precious Metals, Inc	1,136
4,325,565	n	DuPont de Nemours, Inc	239,982
6,353		Eagle Materials, Inc	548
828,500		Eastern Polymer Group PCL	125
74,329		Eastern Province Cement Co	698
38,021		Eastman Chemical Co	2,970
256,394		Ecolab, Inc	51,238
17,945		Ecopro Co Ltd	685
50,448		EID Parry India Ltd	194
182,973	*	Eldorado Gold Corp	1,931
215,102	*	Element Solutions, Inc	2,261
653,535		Elementis plc	641
295,007	g	Elkem ASA	629
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,068,711		Empresas CMPC S.A.	$2,246
1,088	e	EMS-Chemie Holding AG.	978
165,849	e	Ence Energia y Celulosa S.A.	425
182,910	*	Endeavour Mining Corp	4,554
156,019	*,e	Endeavour Silver Corp	548
533,421		Engro Chemical Pakistan Ltd	969
462,359		Engro Fertilizers Ltd	170
213,059	*	Equinox Gold Corp	2,488
10,509	e	Eramet	265
739,904		Eregli Demir ve Celik Fabrikalari TAS	907
70,589	*	ERO Copper Corp	1,029
298,769		Essentra plc	981
828,574		Eternal Chemical Co Ltd	941
45,643		Eugene Corp	160
337,128		Everlight Chemical Industrial Corp	187
1,507,463		Evolution Mining Ltd	6,297
312,860		Evonik Industries AG.	8,093
67,771		Evraz plc	302
998,311		Fauji Fertilizer Co Ltd	650
431,050		Feng Hsin Iron & Steel Co	834
38,498		Ferbasa-Ferro Ligas DA Bahia	120
331,044		Ferrexpo plc	754
144,317	*	Ferro Corp	1,790
202,348	*,†	Ferroglobe plc	0
26,144		Finolex Industries Ltd	178
206,535	*,e	First Majestic Silver Corp	1,964
1,349,249		First Quantum Minerals Ltd	12,028
923,910		Fletcher Building Ltd	2,364
176,556		FMC Corp	18,699
46,092		Foosung Co Ltd	369
3,433,755		Formosa Chemicals & Fibre Corp	8,086
3,716,712		Formosa Plastics Corp	10,154
262,121	g	Forterra plc	599
17,246	*,e	Forterra, Inc	204
2,631,183		Fortescue Metals Group Ltd	30,911
200,224	*,e	Fortuna Silver Mines, Inc	1,274
54,120		FP Corp	2,280
181,140		Franco-Nevada Corp	25,312
3,109,059		Freeport-McMoRan, Inc (Class B)	48,626
65,056		Fuchs Petrolub AG. (Preference)	3,308
1,379,483		Fufeng Group Ltd	438
47,377		Fuji Seal International, Inc	911
19,275		Fujimi, Inc	672
17,330		Fujimori Kogyo Co Ltd	716
33,443		Furukawa-Sky Aluminum Corp	552
4,026,296		Fushan International Energy Group Ltd	866
18,700		Fuso Chemical Co Ltd	662
44,212	e	FutureFuel Corp	503
8,082		Galaxy Surfactants Ltd	208
66,913	*	GCP Applied Technologies, Inc	1,402
283,900		GEM Co Ltd	198
1,012,412		Gerdau S.A. (Preference)	3,750
12,665		Givaudan S.A.	54,685
9,546,276		Glencore Xstrata plc	19,791
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,336	e	Godo Steel Ltd	$545
843,885		Gold Fields Ltd	10,324
170,270	*	Gold Resource Corp	581
841,121	*	Gold Road Resources Ltd	886
1,000,787		Goldsun Development & Construction Co Ltd	817
60,029		Gran Colombia Gold Corp	283
769,000	*	Grand Pacific Petrochemical	498
81,349		Granges AB	726
582,994		Graphic Packaging Holding Co	8,214
145,526		Grasim Industries Ltd	1,473
605,755	*,†	Great Basin Gold Ltd	5
40,261		Greif, Inc (Class A)	1,458
12,009	e	Greif, Inc (Class B)	474
8,450		Groupe Guillin	191
274,286		Grupo Argos S.A.	831
167,293	e	Grupo Cementos de Chihuahua SAB de C.V.	780
2,920,743		Grupo Mexico S.A. de C.V. (Series B)	7,430
158,000		Guangdong HEC Technology Holding Co Ltd	144
31,900		Guangdong Hongda Blasting Co Ltd	237
10,456		Gulf Oil Lubricants India Ltd	93
943		Gurit Holding AG.	2,008
53,249		H.B. Fuller Co	2,438
1,844		Hanil Cement Co Ltd	129
8,705		Hansol Chemical Co Ltd	1,115
50,454		Hansol Paper Co Ltd	601
96,291		Hanwha Chemical Corp	3,159
483,966	*	Harmony Gold Mining Co Ltd	2,562
14,310		Hawkins, Inc	660
22,634		Haynes International, Inc	387
1,157,947		Hecla Mining Co	5,882
1,642,716		HeidelbergCement AG.	100,380
48,638		HeidelbergCement India Ltd	123
312,920		Hengli Petrochemical Co Ltd	857
142,320		Hengyi Petrochemical Co Ltd	218
841,800		Hesteel Co Ltd	263
318,724		Hexpol AB	2,851
89,368		Hill & Smith Holdings plc	1,373
556,811		Hindalco Industries Ltd	1,330
408,090		Hitachi Metals Ltd	6,293
291,451	e	Hochschild Mining plc	822
6,600		Hodogaya Chemical Co Ltd	303
128,929		Hokuetsu Paper Mills Ltd	443
81,489		Holcim Ltd	3,709
110,739	e	Holmen AB	4,109
16,344		Honam Petrochemical Corp	2,740
219,000		Hsin Kuang Steel Co Ltd	235
708,000	e	Huabao International Holdings Ltd	643
69,200		Huaxin Cement Co Ltd	257
16,710		Huchems Fine Chemical Corp	294
581,548	e	HudBay Minerals, Inc	2,459
110,431		Huhtamaki Oyj	5,442
278,800		Hunan Valin Steel Co Ltd	207
414,793		Huntsman Corp	9,213
2,462	*	Hyosung Advanced Materials Corp	293
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,750		Hyosung Chemical Corp	$185
8,626		Hyosung Corp	537
83,245		Hyundai Steel Co	1,749
793,907	*	IAMGOLD Corp	3,047
439,038	g	Ibstock plc	882
469,712		Iluka Resources Ltd	3,075
59,107		IMCD Group NV	7,030
35,834		Imerys S.A.	1,332
773,393	e	Impala Platinum Holdings Ltd	6,720
2,127,341		Incitec Pivot Ltd	3,117
1,128,480		Independence Group NL	3,401
159,847		India Cements Ltd	254
1,005,578		Indorama Ventures PCL (Foreign)	674
126,576		Industrias Penoles S.A. de C.V.	2,045
127,063	*	Ingevity Corp	6,282
3,511,400		Inner Mongolia BaoTou Steel Union Co Ltd	594
453,003		Inner Mongolia Eerduosi Resourses Co Ltd	391
510,800		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	545
50,337		Innospec, Inc	3,187
22,233	*	Inox Fluorochemicals Ltd	148
73,304	*	Interfor Corp	819
116,668	e	International Flavors & Fragrances, Inc	14,286
1		International Flavors & Fragrances, Inc (Tel Aviv)	0	^
580,403	e	International Paper Co	23,530
114,794	e	Intertape Polymer Group, Inc	1,279
70,522	*,e	Intrepid Potash, Inc	595
35,917		Ishihara Sangyo Kaisha Ltd	247
96,761		Israel Chemicals Ltd	342
4,711	*	Israel Corp Ltd	504
832,474	*	Ivanhoe Mines Ltd	3,026
516,909		James Hardie Industries NV	12,391
48,838		Jastrzebska Spolka Weglowa S.A.	326
22,100		JCU Corp	731
440,806	*	JFE Holdings, Inc	3,086
124,192		Jiangsu Shagang Co Ltd	222
19,784		Jiangsu Yangnong Chemical Co Ltd	255
1,249,545		Jiangxi Copper Co Ltd	1,405
161,200		Jiangxi Copper Co Ltd (Class A)	337
43,100		Jiangxi Ganfeng Lithium Co Ltd	346
2,730,000		Jinchuan Group International Resources Co Ltd	274
1,112,591	*	Jindal Steel & Power Ltd	2,840
229,049		Jinduicheng Molybdenum Co Ltd	200
17,483		JK Cement Ltd	358
25,723		Johnson Matthey plc	782
14,007		JSP Corp	215
164,278	e	JSR Corp	3,905
408,398		JSW Steel Ltd	1,545
1,447,059		Jupiter Mines Ltd	290
210,330	e	K&S AG.	1,448
24,802		Kaiser Aluminum Corp	1,329
53,415		Kaneka Corp	1,496
155,980	e	Kansai Paint Co Ltd	3,877
117,100	e	Kanto Denka Kogyo Co Ltd	810
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
730,178		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	$319
662,232		KAZ Minerals plc	4,478
113,697		Kemira Oyj	1,448
66,169	*	KGHM Polska Miedz S.A.	2,025
35,300		KH Neochem Co Ltd	829
1,199,061	*	Kinross Gold Corp	10,581
282,557		Kirkland Lake Gold Ltd	13,793
6,462		KISWIRE Ltd	73
647,600		Klabin S.A.	2,745
31,400		Koatsu Gas Kogyo Co Ltd	251
337,600	*	Kobe Steel Ltd	1,289
15,624		Kolon Industries, Inc	503
32,058		Konishi Co Ltd	470
25,273	*	Koppers Holdings, Inc	528
9,241		Korea Kumho Petrochemical	867
2,949		Korea Petrochemical Ind Co Ltd	419
7,747		Korea Zinc Co Ltd	2,500
34,830	*	Koza Altin Isletmeleri AS	352
849,846	*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,393
50,909	*	Kraton Corp	907
40,037		Kronos Worldwide, Inc	515
5,100		Krosaki Harima Corp	145
80,725	*	Kuk-il Paper Manufacturing Co Ltd	384
63,170		Kumba Iron Ore Ltd	1,866
85,648		Kumiai Chemical Industry Co Ltd	869
304,544		Kuraray Co Ltd	2,955
17,400		Kureha CORP	755
22,716		Kyoei Steel Ltd	292
189,244		Labrador Iron Ore Royalty Corp	3,651
984,109		Lanxess AG.	56,307
338,255	*	Largo Resources Ltd	279
1,505,000		Lee & Man Paper Manufacturing Ltd	1,095
13,432	*	LEMON Co Ltd	168
14,984	e	Lenzing AG.	824
64,180		LG Chem Ltd	35,823
7,426		LG Chem Ltd (Preference)	2,028
20,313		Linde India Ltd	215
1,335,819		Linde plc	318,099
341,383		Linde plc (Xetra)	80,713
47,400		Lintec Corp	1,104
53,891	*,e	Lithium Americas Corp	613
239,027	*	Livent Corp	2,144
17,287		Lock & Lock Co Ltd	160
54,883	*,e	Loma Negra Cia Industrial Argentina S.A. (ADR)	237
107,700		Lomon Billions Group Co Ltd	370
583,704		Long Chen Paper Co Ltd	340
398,800	g	Lotte Chemical Titan Holding BHD	206
383,465		Louisiana-Pacific Corp	11,316
121,615		Lucky Cement Ltd	475
73,643	*	Lundin Gold, Inc	669
614,713		Lundin Mining Corp	3,430
1,005,680	*	Lynas Corp Ltd	1,693
68,718		LyondellBasell Industries NV	4,844
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
504,300		Maanshan Iron & Steel Co Ltd (Class A)	$198
51,298		Madras Cements Ltd	524
89,746	*	MAG. Silver Corp	1,459
44,302	*	Marrone Bio Innovations, Inc	54
350,525		Marshalls plc	2,948
8,468		Martin Marietta Materials, Inc	1,993
45,479		Maruichi Steel Tube Ltd	1,139
115,995	e	Materion Corp	6,035
7,981	*	Mayville Engineering Co Inc	73
158,280	*	Mechel PJSC (ADR)	239
2,108,001		Mesaieed Petrochemical Holding Co	1,204
702,144		Metalurgica Gerdau S.A.	1,175
70,807		Methanex Corp	1,727
384,295		Mineral Resources Ltd	6,931
52,430		Minerals Technologies, Inc	2,679
21,364		Miquel y Costas & Miquel S.A.	308
44,554	g	Mishra Dhatu Nigam Ltd	119
1,274,743		Mitsubishi Chemical Holdings Corp	7,358
136,510		Mitsubishi Gas Chemical Co, Inc	2,540
89,365		Mitsubishi Materials Corp	1,761
170,034		Mitsui Chemicals, Inc	4,110
352,564		Mitsui Mining & Smelting Co Ltd	8,573
615,935		MMC Norilsk Nickel PJSC (ADR)	14,875
2,280,000	*,e	MMG Ltd	574
52,450		MOIL Ltd	100
480,607		Mondi plc	10,162
12,981	*,†	Mongolian Metals Corporation	0
1,603,714		Mosaic Co	29,300
455,450		Mount Gibson Iron Ltd	238
199,504	e	M-real Oyj (B Shares)	1,645
89,920		Myers Industries, Inc	1,190
89,704		Mytilineos Holdings S.A.	961
737,527	*	Najran Cement Co	3,492
20,283		Namhae Chemical Corp	142
55,877	*	Namsun Aluminum Co Ltd	251
51,000		Nan Pao Resins Chemical Co Ltd	222
4,975,936		Nan Ya Plastics Corp	10,286
254,557		Nantex Industry Co Ltd	440
393,312		National Aluminium Co Ltd	172
159,656	*	National Industrialization Co	566
11,404		Navin Fluorine International Ltd	342
24,470		Neenah Inc	917
121,499		Neles Oyj	1,643
41,317		Neturen Co Ltd	209
701,912	*	New Gold, Inc	1,197
1,432,652		Newcrest Mining Ltd	32,487
2,208		NewMarket Corp	756
1,913,764		Newmont Goldcorp Corp	121,428
42,000	e	Nihon Nohyaku Co Ltd	205
89,781		Nihon Parkerizing Co Ltd	880
1,633,102		Nine Dragons Paper Holdings Ltd	2,062
12,500	*	Nippon Fine Chemical Co Ltd	201
146,066	e	Nippon Kayaku Co Ltd	1,287
59,803		Nippon Light Metal Holdings Co Ltd	949
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
140,952		Nippon Paint Co Ltd	$14,510
108,480	e	Nippon Paper Industries Co Ltd	1,347
29,028		Nippon Shokubai Co Ltd	1,548
24,684		Nippon Soda Co Ltd	707
760,949		Nippon Steel Corp	7,184
15,800		Nippon Valqua Industries Ltd	285
119,231	e	Nissan Chemical Industries Ltd	6,356
5,607	e	Nittetsu Mining Co Ltd	248
215,888		Nitto Denko Corp	14,065
75,282		NOF Corp	2,967
53,514	e	Norbord, Inc	1,581
1,253,878		Norsk Hydro ASA	3,461
1,426,308	*	Northam Platinum Ltd	14,497
84,520		Northern Region Cement Co	271
688,984		Northern Star Resources Ltd	6,827
299,378	*	Novagold Resources Inc	3,560
269,647	*,e	Novagold Resources, Inc	3,212
68,204		Novolipetsk Steel PJSC (GDR)	1,510
34,681		Novozymes AS	2,180
429,106		Nucor Corp	19,250
320,989	*	Nufarm Ltd	892
1,002,064		Nutrien Ltd (Toronto)	39,291
680,206		OceanaGold Corp	1,047
18,173		OCI Co Ltd	881
117,722	*	OCI NV	1,509
42,155		Odisha Cement Ltd	447
20,579	e	Oeneo S.A.	269
147,929		O-I Glass, Inc	1,567
692,979		OJI Paper Co Ltd	3,184
11,000		Okamoto Industries, Inc	430
37,642		Olin Corp	466
7,464		Olympic Steel, Inc	85
999,643	e	Orbia Advance Corp SAB de C.V.	1,751
449,771		Orica Ltd	5,008
464,000		Oriental Union Chemical Corp	260
197,710		Orion Engineered Carbons SA	2,473
311,920	*,e	Orocobre Ltd	558
1,069,489		Orora Ltd	1,847
14,529		Osaka Steel Co Ltd	146
135,423	e	Osisko Gold Royalties Ltd	1,602
223,651	*	Osisko Mining, Inc	583
351,509	e	Outokumpu Oyj	940
359,766		Oxiana Ltd	3,671
17,550	e	Pacific Metals Co Ltd	263
13,400		Pack Corp	395
31,750		Packages Ltd	96
201,151		Packaging Corp of America	21,936
233,219	e	Pact Group Holdings Ltd	384
6,533,942	*,e	Pactiv Evergreen, Inc	82,981
195,529		Pan American Silver Corp (Toronto)	6,286
770,500	*	Pangang Group Vanadium Titanium & Resources Co Ltd	234
2,004,709		Perenti Global Ltd	1,673
2,172,874	*	Perseus Mining Ltd	2,156
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,932,405	*	Peter Hambro Mining plc	$820
969,286	*	Petkim Petrokimya Holding	527
2,291,416		Petronas Chemicals Group BHD	3,105
245,537	e	PH Glatfelter Co	3,381
79,953		PhosAgro PJSC (GDR)	963
52,757		PI Industries Ltd	1,411
60,876		Pidilite Industries Ltd	1,185
1,881,574	*	Pilbara Minerals Ltd	448
120,976		Polymetal International plc (ADR)	2,636
94,640	*	Polyus PJSC (GDR)	9,975
66,796		Polyus PJSC (GDR)	7,037
16,711		Poongsan Corp	339
255,224		Portucel Empresa Produtora de Pasta e Papel S.A.	637
71,649		POSCO	11,995
19,989		POSCO Refractories & Environment Co Ltd	1,429
1,166,031		PPG Industries, Inc	142,349
75,827	*	PQ Group Holdings, Inc	778
221,459	*	Premier Gold Mines Ltd	426
1,296,100		Press Metal BHD	1,607
202,960	*	Pretium Resources, Inc	2,597
7,418,004		PT Aneka Tambang Tbk	354
23,999,492		PT Barito Pacific Tbk	1,283
2,403,487		PT Indah Kiat Pulp and Paper Corp Tbk	1,459
1,442,619		PT Indocement Tunggal Prakarsa Tbk	1,011
990,200		PT Pabrik Kertas Tjiwi Kimia Tbk	405
8,218,300	*,†	PT Sekawan Intipratama Tbk	0	^
2,636,938		PT Semen Gresik Persero Tbk	1,631
8,150,300		PT Waskita Beton Precast Tbk	75
2,144,848		PTT Global Chemical PCL (Foreign)	2,677
80,412		Qassim Cement Co	1,593
2,647,075		Qatar Aluminum Manufacturing Co	738
160,517		Qatar National Cement Co	170
10,834	e	Quaker Chemical Corp	1,947
45,337		Rallis India Ltd	176
845,559		Ramelius Resources Ltd	1,277
156,623	*,e	Ranpak Holdings Corp	1,491
59,126	*	Rayonier Advanced Materials, Inc	189
43,978		Recticel S.A.	450
578,082		Regis Resources Ltd	2,101
123,775	e	Reliance Steel & Aluminum Co	12,630
583,883	*	Rengo Co Ltd	4,413
1,103,221	*	Resolute Mining Ltd	746
32,057		Rhi Magnesita NV	1,047
426,285		Rio Tinto Ltd	29,116
1,654,426		Rio Tinto plc	99,551
260,777		Rongsheng Petro Chemical Co Ltd	721
323,529	*	Royal Bafokeng Platinum Ltd	1,343
114,556		Royal Gold, Inc	13,766
39,401		RPM International, Inc	3,264
39,294	*,e	Ryerson Holding Corp	225
21,708		Sa des Ciments Vicat	727
293,403	*	Sabina Gold & Silver Corp	569
183,176		Sahara International Petrochemical Co	808
13,219		Sakai Chemical Industry Co Ltd	258
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,800		Sakata INX Corp	$460
45,894		Salzgitter AG.	757
16,626		Samsung Fine Chemicals Co Ltd	705
217,928		Sandfire Resources NL	644
207,916	*,e	Sandstorm Gold Ltd	1,755
59,279		Sansteel Minguang Co Ltd	57
13,211		Sanyo Chemical Industries Ltd	618
21,306		Sanyo Special Steel Co Ltd	204
528,067		Sappi Ltd	837
1,163,150	*	Saracen Mineral Holdings Ltd	4,373
300,317		Satipel Industrial S.A.	959
195,143		Saudi Arabian Fertilizer Co	4,270
400,379	*	Saudi Arabian Mining Co	4,477
869,050		Saudi Basic Industries Corp	20,525
40,167		Saudi Cement Co	622
106,095		Saudi Industrial Investment Group	659
396,763	*	Saudi Kayan Petrochemical Co	1,240
42,957		Schnitzer Steel Industries, Inc (Class A)	826
46,531		Schweitzer-Mauduit International, Inc	1,414
212,900		Scientex BHD	544
81,576	e	Scotts Miracle-Gro Co (Class A)	12,474
57,367	*,e	Seabridge Gold, Inc	1,079
11,961		Seah Besteel Corp	100
49,349		Sealed Air Corp	1,915
23,727		Sekisui Plastics Co Ltd	138
27,713		Semapa-Sociedade de Investimento e Gestao	248
211,846		Sensient Technologies Corp	12,232
1,876,151		Sesa Sterlite Ltd	3,500
119,302		Severstal (GDR)	1,516
218,260		Shandong Gold Mining Co Ltd	812
122,403		Shandong Hualu Hengsheng Chemical Co Ltd	442
923,900		Shandong Nanshan Aluminum Co Ltd	310
36,500		Shandong Sinocera Functional Material Co Ltd	200
63,600		Shandong Sun Paper Industry JSC Ltd	132
352,100		Shanghai Chlor-Alkali Chemical Co Ltd	151
25,800		Shanghai Putailai New Energy Technology Co Ltd	414
378,900		Shanxi Taigang Stainless Steel Co Ltd	205
92,281		Sherwin-Williams Co	64,296
36,600		Shikoku Chemicals Corp	407
439,325		Shin-Etsu Chemical Co Ltd	57,488
46,403	e	Shin-Etsu Polymer Co Ltd	396
1,462,661		Shinkong Synthetic Fibers Corp	556
70,400		Shiny Chemical Industrial Co Ltd	243
1,597,200	e	Shougang Concord International Enterprises Co Ltd	493
109,480		Showa Denko KK	2,010
4,641		Shree Cement Ltd	1,279
749,592		Siam Cement PCL (Foreign)	7,635
2,160,736		Sibanye Stillwater Ltd	5,997
288,510		SIG Combibloc Group AG.	5,769
22,012		Sika AG.	5,405
203,078		Silgan Holdings, Inc	7,467
1,036,000	*	Silver Grant International	130
989,916	*	Silver Lake Resources Ltd	1,662
190,229		Silvercorp Metals, Inc	1,373
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
118,521	*,e	SilverCrest Metals, Inc	$1,005
193,144		Sims Group Ltd	1,063
1,778,000		Sinofert Holdings Ltd	157
2,302,924		Sinopec Shanghai Petrochemical Co Ltd	421
859,700		Sinopec Shanghai Petrochemical Co Ltd (Class A)	421
78,594		SK Chemicals Co Ltd	4,305
7,284		SK Chemicals Co Ltd (New)	1,851
19,779		SKC Co Ltd	1,399
13,890		SKCKOLONPI, Inc	344
729,361		Smurfit Kappa Group plc	28,619
111,239		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,616
369,121		Soda Sanayii AS	395
4,581		SODIFF Advanced Materials Co Ltd	890
866,663	*,e	SolGold plc	311
9,850		Solvay S.A.	847
13,059		Songwon Industrial Co Ltd	145
28,107		Sonoco Products Co	1,435
30,545	*	Soulbrain Co Ltd	5,660
4,517,227		South32 Ltd	6,704
196,003		Southern Copper Corp (NY)	8,873
62,956		Southern Province Cement Co	1,158
12,863		SRF Ltd	722
266,794	e	Ssab Svenskt Stal AB (Series A)	886
693,527		Ssab Svenskt Stal AB (Series B)	2,204
203,457	*,e	SSR Mining, Inc	3,797
1,269,255		St Barbara Ltd	2,743
288,039	e	Steel Dynamics, Inc	8,247
38,970	e	Stelco Holdings, Inc	332
11,000		Stella Chemifa Corp	312
66,437		Stella-Jones, Inc	2,250
51,367		Stepan Co	5,599
2,887		STO AG.	384
593,159		Stora Enso Oyj (R Shares)	9,284
37,312		Sumitomo Bakelite Co Ltd	1,028
1,445,932		Sumitomo Chemical Co Ltd	4,786
341,485		Sumitomo Metal Mining Co Ltd	10,591
38,821	e	Sumitomo Osaka Cement Co Ltd	1,255
9,467		Sumitomo Seika Chemicals Co Ltd	306
20,512	*,e	Sumitomo Titanium Corp	175
507,368	*	Summit Materials, Inc	8,392
175,660		SunCoke Energy, Inc	601
2,444,500	*,†,e	Superb Summit International Group Ltd	3
35,806		Supreme Industries Ltd	682
519,139		Suzano Papel e Celulose S.A.	4,211
564,925		Svenska Cellulosa AB (B Shares)	7,745
22,451		Symrise AG.	3,101
36,000		T Hasegawa Co Ltd	724
844,751		TA Chen Stainless Pipe	576
264		Taekwang Industrial Co Ltd	147
84,407		Taiheiyo Cement Corp	2,155
2,488,345		Taiwan Cement Corp	3,580
754,000		Taiwan Fertilizer Co Ltd	1,326
440,725		Taiwan Hon Chuan Enterprise Co Ltd	841
756,346		Taiwan Styrene Monomer	424
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,600		Taiyo Ink Manufacturing Co Ltd	$974
267,319	e	Taiyo Nippon Sanso Corp	4,110
13,655		Takasago International Corp	283
5,300	*,e	Taki Chemical Co Ltd	364
76,614		Takiron Co Ltd	509
55,200		Tangshan Jidong Cement Co Ltd	126
55,663		Tata Chemicals Ltd	227
184,544		Tata Steel Ltd	904
18,546		Tayca Corp	255
34,254		Technosemichem Co Ltd	1,333
438,347		Teck Cominco Ltd	6,103
157,246		Teijin Ltd	2,439
16,600		Tenma Corp	280
128,766	*	Teranga Gold Corp	1,358
29,735	*	Tessenderlo Chemie NV	1,116
3,108,325		ThyssenKrupp AG.	15,640
2,818,000		Tiangong International Co Ltd	906
58,640		Tianqi Lithium Corp	172
51,328	*,e	TimkenSteel Corp	182
654,959		Tipco Asphalt PCL	315
37,589		Titan Cement International S.A.	487
111,303		Toagosei Co Ltd	1,193
35,724		Toho Titanium Co Ltd	230
209,929	e	Tokai Carbon Co Ltd	2,245
9,600		Tokushu Tokai Holdings Co Ltd	456
65,241		Tokuyama Corp	1,573
34,714		Tokyo Ohka Kogyo Co Ltd	1,797
104,104	e	Tokyo Steel Manufacturing Co Ltd	709
572,750		Ton Yi Industrial Corp	198
122,983	b	Tong Yang Major Corp	114
52,400		Tongkun Group Co Ltd	107
619,800		Tongling Nonferrous Metals Group Co Ltd	204
18,000		Topy Industries Ltd	196
1,384,392		Toray Industries, Inc	6,334
93,286	*	Torex Gold Resources, Inc	1,319
234,473		Tosoh Corp	3,807
5,900	*	Toyo Gosei Co Ltd	416
41,000		Toyo Ink Manufacturing Co Ltd	785
176,701		Toyo Seikan Kaisha Ltd	1,748
90,148		Toyobo Co Ltd	1,242
5,815,900		TPI Polene PCL	247
299,500		Transfar Zhilian Co Ltd	248
33,406	*	Trecora Resources	205
44,795		Tredegar Corp	666
50,111	e	Trinseo S.A.	1,285
406,407		Tronox Holdings plc	3,198
468,000		TSRC Corp	288
927,259		Tung Ho Steel Enterprise Corp	916
1,104,821	*,e	Turquoise Hill Resources Ltd	938
112,526		UBE Industries Ltd	1,900
198,992		UFP Industries, Inc	11,245
16,340	*	UFP Technologies, Inc	677
106,913		Ultra Tech Cement Ltd	5,886
30,764		Umicore S.A.	1,280
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,519		Uniao de Industrias Petroquimicas S.A.	$231
15,139		Unid Co Ltd	578
249,799		United Phosphorus Ltd	1,709
1,634		United States Lime & Minerals, Inc	147
341,058	e	United States Steel Corp	2,503
664,650		UPC Technology Corp	288
504,109		UPM-Kymmene Oyj	15,344
44,448	*	US Concrete, Inc	1,291
1,367,973		USI Corp	746
393,484		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	703
3,530,243		Vale S.A.	37,157
10,063	*,e	Vallourec S.A.	200
54,770		Valvoline, Inc	1,043
33,275	g	Verallia S.A.	884
61,494		Verso Corp	485
33,369	*	Vetropack Holding AG.	2,053
36,935	*	Victoria Gold Corp	416
96,629		Victrex plc	2,282
23,388		Vinati Organics Ltd	425
200,920		Vinythai PCL (Foreign)	145
108,597		Voestalpine AG.	2,862
125,683		Vulcan Materials Co	17,035
369,396		Wacker Chemie AG.	35,848
551,821	*,e	Wallbridge Mining Co Ltd	423
187,400		Wanhua Chemical Group Co Ltd	1,919
83,729		Warrior Met Coal, Inc	1,430
28,800		Weihai Guangwei Composites Co Ltd	303
151,526	*	Wesdome Gold Mines Ltd	1,430
5,652,491		West China Cement Ltd	837
65,254	e	West Fraser Timber Co Ltd	3,032
308,362		Western Areas NL	457
403,724	*	Westgold Resources Ltd	695
11,577		Westlake Chemical Corp	732
360,816		WestRock Co	12,535
470,402		Wheaton Precious Metals Corp	23,079
2,740,838	e	Wienerberger AG.	72,432
35,469		Winpak Ltd	1,211
57,585	*	Worthington Industries, Inc	2,348
1,018,213		WR Grace and Co	41,024
43,800		Xiamen Tungsten Co Ltd	87
324,133		Yamama Cement Co	2,247
886,056		Yamana Gold, Inc	5,037
45,605	e	Yamato Kogyo Co Ltd	1,117
122,904		Yanbu Cement Co	1,186
243,843		Yanbu National Petrochemical Co	3,823
23,533		Yara International ASA	906
264,974		Yeun Chyang Industrial Co Ltd	210
873,220		Yieh Phui Enterprise	297
130,480		Yintai Gold Co Ltd	203
22,255		Yodogawa Steel Works Ltd	399
8,073		Youlchon Chemical Co Ltd	107
418		Young Poong Corp	168
231,000	*,†,e	Youyuan International Holdings Ltd	0	^
2,724,849		Yuen Foong Yu Paper Manufacturing Co Ltd	1,626
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
383,113		Yule Catto & Co plc	$1,563
39,433		Yunnan Energy New Material Co Ltd	534
40,939	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	257
543,216		Zeon Corp	5,697
1,043,500		Zhaojin Mining Industry Co Ltd	1,283
61,853		Zhejiang Huayou Cobalt Co Ltd	317
216,700		Zhejiang Juhua Co Ltd	216
191,100		Zhejiang Longsheng Group Co Ltd	383
205,900		Zhongjin Gold Corp Ltd	306
25,005		Zignago Vetro S.p.A.	392
5,600,931		Zijin Mining Group Co Ltd	3,580
1,324,100		Zijin Mining Group Co Ltd (Class A)	1,208
		TOTAL MATERIALS	4,877,351

MEDIA & ENTERTAINMENT - 7.1%
1,672,984		Activision Blizzard, Inc	135,428
20,513		Addcn Technology Co Ltd	145
223,179	*	Adevinta ASA	3,835
7,257		AfreecaTV Co Ltd	364
167	*	Agora, Inc (ADR)	7
7,000	e	Akatsuki, Inc	309
5,857,467	*,e	Alibaba Pictures Group Ltd	874
513,432	*	Alphabet, Inc (Class A)	752,486
852,237	*	Alphabet, Inc (Class C)	1,252,447
585,422	*	Altice NV (Class A)	2,787
478,948	*	Altice USA, Inc	12,453
95,700	*,e	Amazia, Inc	3,235
49,003	e	AMC Entertainment Holdings, Inc	231
102,811	*	AMC Networks, Inc	2,540
28,240		Amuse, Inc	652
102,269		Antena 3 de Television S.A.	270
1,562		APG SGA S.A.	314
147,636		Arnoldo Mondadori Editore S.p.A.	196
443,871	g	Ascential plc	1,684
2,841,548	g	Auto Trader Group plc	20,631
29,933	e	Autohome, Inc (ADR)	2,874
37,859		Avex Group Holdings, Inc	353
248,829	*	Baidu, Inc (ADR)	31,499
87,000		Beijing Enlight Media Co Ltd	214
73,000		Beijing Kunlun Tech Co Ltd	281
8,700	*,e	Bengo4.com, Inc	928
109,500	*,e	Bilibili, Inc (ADR)	4,555
31,741	*,e	Bitauto Holdings Ltd (ADR)	500
14,831	*,e	Black Diamond Therapeutics, Inc	448
1,374,964		Borussia Dortmund GmbH & Co KGaA	8,245
16,779	*,e	Boston Omaha Corp	268
983		Cable One, Inc	1,853
61,270		Cairo Communication S.p.A.	91
97,726		Capcom Co Ltd	5,454
32,954	*,e	Cardlytics, Inc	2,326
146,103	*	Cargurus, Inc	3,160
108,903	*	Cars.com, Inc	880
325,488		carsales.com Ltd	4,876
33,774		CD Projekt Red S.A.	3,657
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
93,735	*	Central European Media Enterprises Ltd (Class A)	$402
246,949	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	1,035
1,032,618		Central Retail Corp PCL	852
297,620	*	Charter Communications, Inc	185,816
37,662		Cheil Communications, Inc	675
161,865	*,†	Chennai Super Kings Cricket Ltd	31
12,100		China Film Co Ltd	25
142,800	*,e,g	China Literature Ltd	1,077
69,100		China South Publishing & Media Group Co Ltd	111
44,400		Chinese Universe Publishing and Media Group Co Ltd	76
171,065	e	Cinemark Holdings, Inc	1,711
69,534	e	Cineplex Galaxy Income Fund	376
1,157,173	e	Cineworld Group plc	605
19,450		CJ CGV Co Ltd	373
23,132		CJ Hellovision Co Ltd	76
55,043		Cogeco Communications, Inc	4,514
13,815		Cogeco, Inc	914
65,618	*,e	COLOPL, Inc	560
8,264		Com2uSCorp	809
13,711,059		Comcast Corp (Class A)	634,274
98,063	*	comScore, Inc	200
2,118,849	*	Conyers Park II Acquisition Corp	22,566
66,700	*	COOKPAD, Inc	237
519,280		Corus Entertainment, Inc	1,127
225,565		CTS Eventim AG.	10,902
80,410		CyberAgent, Inc	4,965
136,956		Cyfrowy Polsat S.A.	959
43,931		Daiichikosho Co Ltd	1,411
1,076	*,e	Daily Journal Corp	260
173,833	e	Daily Mail & General Trust plc	1,458
189,911		Dena Co Ltd	3,495
198,728		Dentsu, Inc	5,866
77,914	*,e	DHI Group, Inc	176
77,964		Dip Corp	1,606
31,163	*,e	Discovery, Inc (Class A)	678
46,198	*	Discovery, Inc (Class C)	905
380,269	*	DISH Network Corp (Class A)	11,039
262,707		Domain Holdings Australia Ltd	703
11,322		Echo Marketing, Inc	266
677,334	*	Electronic Arts, Inc	88,331
229,821	*	Embracer Group AB	4,269
664,810		Entercom Communications Corp (Class A)	1,070
353,479	e	Entravision Communications Corp (Class A)	537
242,733	*,e	Eros International plc	536
122,678		Euromoney Institutional Investor plc	1,268
204,793		Eutelsat Communications	1,995
100,531	*,e	Eventbrite Inc	1,091
56,531	*	EverQuote Inc	2,184
88,911		EW Scripps Co (Class A)	1,017
52,129		F@N Communications, Inc	240
6,094,862	*	Facebook, Inc	1,596,244
61,898	*	Fluent, Inc	153
926,540		Focus Media Information Technology Co Ltd	1,103
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
254,064		Fox Corp (Class A)	$7,071
237,991		Fox Corp (Class B)	6,657
24,187	*	Frontier Developments plc	849
405,755		Future plc	10,159
18,470	*,e	Gaia, Inc	182
21,848	e	Gakken Co Ltd	337
271,004	e	Gannett Co, Inc	352
3,700		G-bits Network Technology Xiamen Co Ltd	340
39,500		Giant Network Group Co Ltd	112
11,800	*,e	giftee, Inc	427
596,304	*	Glu Mobile, Inc	4,577
30,094	e	Gourmet Navigator, Inc	207
123,884	*	Gray Television, Inc	1,706
123,150		Gree, Inc	599
2,301,627	e	Grupo Televisa S.A.	2,844
4,439,777		Grupo Televisa SAB (ADR)	27,438
48,143	*	GungHo Online Entertainment Inc	1,037
182,437		Hakuhodo DY Holdings, Inc	2,359
16,496	*	Hemisphere Media Group, Inc	143
5,800	*	Heroz, Inc	197
270,000		Homeland Interactive Technology Ltd	183
254,630	e	HT&E Ltd	265
31,800	*,e	HUYA, Inc (ADR)	762
40,345		Hyundai Hy Communications & Network Co	117
408,990	*	IBN18 Broadcast Ltd	159
176,470	*	iClick Interactive Asia Group Ltd (ADR)	1,177
389,200	*,e,g	iDreamSky Technology Holdings Ltd	235
827,824	e	IGG, Inc	951
235,072	*,e	iHeartMedia, Inc	1,909
111,300	g	IMAX China Holding, Inc	181
79,798	*	Imax Corp	954
42,163		Info Edge India Ltd	2,082
1,364,980		Informa plc	6,616
35,617		Innocean Worldwide, Inc	1,626
42,770		Inox Leisure Ltd	157
56,854		International Games System Co Ltd	1,521
455,962		Interpublic Group of Cos, Inc	7,601
43,788		IPSOS	1,095
115,800	*,e	IQIYI, Inc (ADR)	2,615
13,556	*,e	Itokuro, Inc	159
8,215,176		ITV plc	7,162
129,597	e	JC Decaux S.A.	2,240
4,507		Jcontentree Corp	98
198,151	*	JDE Peet’s BV	8,058
6,648		John Wiley & Sons, Inc (Class A)	211
32,427	*	Just Dial Ltd	168
563,610	*,e	Juventus Football Club S.p.A.	562
23,098		JYP Entertainment Corp	750
55,762	e	Kadokawa Dwango Corp	1,478
103,580	e	Kakaku.com, Inc	2,731
28,667		Kakao Corp	8,914
291,500	e	Kamakura Shinsho Ltd	2,562
14,571	e	Kinepolis Group NV	518
36,184	*	KLab, Inc	325
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
70,071	e	Konami Corp	$3,031
20,060		KT Skylife Co Ltd	160
56,533	e	Lagardere S.C.A.	1,397
447,500		Leo Group Co Ltd	191
1,216,767	*,e	Leyou Technologies Holdings Ltd	512
8,406	*,e	Liberty Braves Group (Class A)	176
140,505	*	Liberty Braves Group (Class C)	2,952
36,523	*	Liberty Broadband Corp (Class A)	5,179
150,157	*	Liberty Broadband Corp (Class C)	21,453
194,001	*	Liberty Global plc (Class A)	4,076
37,070	*	Liberty Media Group (Class A)	1,242
376,729	*	Liberty Media Group (Class C)	13,664
117,791	*	Liberty SiriusXM Group (Class A)	3,907
251,128	*	Liberty SiriusXM Group (Class C)	8,307
126,816	*	Liberty TripAdvisor Holdings, Inc	219
47,020	*	LINE Corp	2,393
88,057	*,e	Lions Gate Entertainment Corp (Class A)	835
161,767	*	Lions Gate Entertainment Corp (Class B)	1,411
211,270	*	Live Nation, Inc	11,383
74,644	*,e	LiveXLive Media, Inc	194
55,875	e	Loral Space & Communications, Inc	1,023
39,694		M6-Metropole Television	474
56,483		Macromill, Inc	408
27,800	*	Madison Square Garden Co	4,183
25,949	*	Madison Square Garden Entertainment Corp	1,777
569,737	*	Mail.Ru Group Ltd	15,611
616,700		Major Cineplex Group PCL (Foreign)	302
53,590		Mango Excellent Media Co Ltd	533
42,028	e	Marcus Corp	325
30,958		Marvelous, Inc	236
1,626,591	*	Match Group, Inc	179,982
819,876	e	Mediaset Espana Comunicacion SA	3,036
332,777	*,e	Mediaset S.p.A.	638
294,268		Megacable Holdings SAB de C.V.	847
46,179		Meredith Corp	606
46,790		Mixi Inc	1,262
403,697	g	Mobvista, Inc	199
75,242	*	Modern Times Group AB (B Shares)	1,053
74,300		Momo, Inc (ADR)	1,022
55,325	*,e	MSG Networks, Inc	529
21,100		MTI Ltd	178
211,543		MultiChoice Group Ltd	1,222
71,400		NanJi E-Commerce Co Ltd	181
130,528	e	National CineMedia, Inc	354
199,792		Naver Corp	50,771
8,312		NCsoft	5,728
528,134		NetDragon Websoft, Inc	1,157
41,800		Netease.com (ADR)	19,005
863,026	*	Netflix, Inc	431,539
10,748	*,e,g	Netmarble Corp	1,521
3,060		New Work SE	935
236,447		New York Times Co (Class A)	10,118
75,917		News Corp (Class A)	1,064
30,609		News Corp (Class B)	428
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
379,060	*	Nexon Co Ltd	$9,455
66,490		Nexstar Media Group Inc	5,979
75,308	*	Next Co Ltd	319
9,076	*	NHN Entertainment Corp	576
1,692,298		Nine Entertainment Co Holdings Ltd	2,141
639,208	*	Ninety One plc	1,676
235,132		Nintendo Co Ltd	133,247
74,443		Nordic Entertainment Group AB	3,155
1,155,000		NOVA Group Holdings Ltd	20
92,600		Omnicom Group, Inc	4,584
665,407		oOh!media Ltd	587
17,400		OPT, Inc	234
82,732		Paradox Interactive AB	2,805
8,731	*	Pearl Abyss Corp	1,504
468,030	e	Pearson plc	3,320
113,250		Perfect World Co Ltd	556
573,730	*	Pinterest, Inc	23,816
1,640,505		Plan B Media PCL	304
146,600	*,e	PR Times, Inc	3,965
244,140	*	Promotora de Informaciones S.A.	115
307,753	e	ProSiebenSat. Media AG.	4,033
61,008		Proto Corp	739
3,750,998		PT Media Nusantara Citra Tbk	182
694,993		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	2,464
5,866,280		PT Surya Citra Media Tbk	483
28,794		Publicis Groupe S.A.	928
38,632		PVR Ltd	634
164,462		Quebecor, Inc	4,114
108,077	*	QuinStreet, Inc	1,712
52,754	*,e	Qutoutiao, Inc (ADR)	116
108,162	g	RAI Way S.p.A	687
48,765		REA Group Ltd	3,883
1,729,052		Rightmove plc	13,978
169,606	*	Roku, Inc	32,022
50,600	e,g	Rovio Entertainment Oyj	363
22,453	*,e	RPA Holdings, Inc	182
430,500		RS PCL	251
3,053	e	Saga Communications, Inc	61
79,478		Sanoma-WSOY Oyj	1,018
33,372	*	Saudi Research & Marketing Group	702
91,684		Schibsted ASA (B Shares)	3,653
46,667		Scholastic Corp	980
253,350	g	Scout24 AG.	22,099
238,445	*	Sea Ltd (ADR)	36,730
1,000,000	e	Septeni Holdings Co Ltd	3,003
357,547		SES Global S.A.	2,531
108,170		Shanghai Oriental Pearl Group Co Ltd	154
434,327	*,e	Shaw Communications, Inc (B Shares)	7,926
10,101	e	Shochiku Co Ltd	1,478
30,392	*	Sina Corp	1,295
75,101	e	Sinclair Broadcast Group, Inc (Class A)	1,444
1,802,500	e	Singapore Press Holdings Ltd	1,381
1,751,898	e	Sirius XM Holdings, Inc	9,390
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
142,300		Sky Perfect Jsat Corp	$622
18,206	*	SM Entertainment Co	555
617,600	*,†,e	SMI Holdings Group Ltd	1
58,697		Smiles Fidelidade S.A.	146
559,750	*	Snap, Inc	14,615
47,454	e	Societe Television Francaise 1	290
61,540		Soft-World International Corp	182
30,341	*	Sohu.com Ltd (ADR)	603
2,971,154		Southern Cross Media Group	321
248,436	*	Spotify Technology S.A.	60,263
63,900		Square Enix Co Ltd	4,229
30,972	*	Stillfront Group AB	3,869
42,135	*,e	Storytel AB	1,175
31,604		Stroer Out-of-Home Media AG.	2,455
353,050	*	Take-Two Interactive Software, Inc	58,331
3,034		Tamedia AG.	219
116,448	*	TechTarget, Inc	5,119
51,600		Tecmo Koei Holdings Co Ltd	2,489
635,858		TEGNA, Inc	7,471
42,791		Telenet Group Holding NV	1,661
342,096		Television Broadcasts Ltd	297
3,311		TEN Square Games S.A.	493
9,723,859		Tencent Holdings Ltd	656,782
1,344,700	*	Tencent Music Entertainment (ADR)	19,861
9,500	e	Toei Animation Co Ltd	620
6,584		Toei Co Ltd	1,097
77,170		Toho Co Ltd	3,182
36,600		Tokyo Broadcasting System, Inc	632
167,600	*	Tongdao Liepin Group	419
25,316	e	Tribune Publishing Co	295
135,378		TripAdvisor, Inc	2,652
178,045	*	TrueCar, Inc	890
225,291	*	Tuas Ltd	86
24,551		TV Asahi Corp	390
6,500	*	TV Tokyo Corp	149
2,319,299	*	Twitter, Inc	103,209
576,946	*	Ubisoft Entertainment	51,999
10,900	*,e	UUUM, Inc	234
17,458		ValueCommerce Co Ltd	586
32,335	*,e	Vector, Inc	330
15,741		ViacomCBS, Inc (Class A)	477
1,110,291		ViacomCBS, Inc (Class B)	31,099
77,010		Village Roadshow Ltd	121
640,329		Vivendi Universal S.A.	17,884
5,108,717		Walt Disney Co	633,890
51,100	*	Wanda Film Holding Co Ltd	134
14,143	*	Webzen, Inc	426
29,198	*,e	Weibo Corp (ADR)	1,064
8,347		WeMade Entertainment Co Ltd	266
98,845	*	WideOpenWest, Inc	513
73,427		World Wrestling Entertainment, Inc (Class A)	2,972
6,700		Wowow, Inc	178
1,636,382		WPP plc	12,852
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
62,200		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	$364
2,001,201		Yahoo! Japan Corp	13,367
902,012	*	Yandex NV	58,856
127,039	*	Yelp, Inc	2,552
9,189		YG Entertainment, Inc	453
57,300		Youzu Interactive Co Ltd	148
446,794		ZEE Telefilms Ltd	1,270
35,450		Zenrin Co Ltd	382
63,000		ZIGExN Co Ltd	207
85,998	*	Zillow Group, Inc (Class A)	8,732
233,310	*,e	Zillow Group, Inc (Class C)	23,702
1,300,442	*	Zynga, Inc	11,860
		TOTAL MEDIA & ENTERTAINMENT	8,012,745

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
249,413	*,e	10X Genomics, Inc	31,097
677,500	*,g	3SBio, Inc	768
50,698	*,e	89bio, Inc	1,301
32,464	*	AB Science S.A.	477
6,161,364		AbbVie, Inc	539,674
298,772		Abcam plc	4,719
86,546	*	Abeona Therapeutics, Inc	88
26,446	*	ABLBio, Inc	699
461,011	*	Acadia Pharmaceuticals, Inc	19,017
181,202	*,e	Accelerate Diagnostics, Inc	1,932
76,980	*	Acceleron Pharma, Inc	8,663
128,738	*,e	AcelRx Pharmaceuticals, Inc	183
111,692	*	Adaptive Biotechnologies Corp	5,432
51,863		Adcock Ingram Holdings Ltd	120
50,771	*,e	ADMA Biologics, Inc	121
62,996	*	Aduro Biotech, Inc	153
146,872	*	Adverum Biotechnologies, Inc	1,513
37,126	*	Aeglea BioTherapeutics, Inc	263
180,532	*,e	Aerie Pharmaceuticals, Inc	2,125
98,113	*,e	Affimed NV	333
139,503	*,e	Agenus, Inc	558
134,932	*,e	Agile Therapeutics, Inc	410
55,528		Agilent Technologies, Inc	5,605
102,767	*	Agios Pharmaceuticals, Inc	3,597
37,560	*,e	Aimmune Therapeutics, Inc	1,294
19,661		Ajanta Pharma Ltd	430
39,791	*,e	Akcea Therapeutics, Inc	722
469,530	*	Akebia Therapeutics, Inc	1,179
29,194	*	Akero Therapeutics, Inc	899
10,504	*	Akouos, Inc	240
39,062	*	Albireo Pharma, Inc	1,304
75,281	*,†,e	Alder Biopharmaceuticals Inc	66
93,519	*,e	Alector, Inc	985
41,918		Alembic Pharmaceuticals Ltd	534
247,722	*	Alexion Pharmaceuticals, Inc	28,347
7,356	*	ALK-Abello AS	2,419
77,325	*	Alkermes plc	1,281
26,493	*,e	Allakos, Inc	2,158
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
507,032		Alliance Pharma plc	$484
73,997	*	Allogene Therapeutics, Inc	2,790
21,380	*	Allovir, Inc	588
155,030	*	Alnylam Pharmaceuticals, Inc	22,572
16,355	*	Alteogen, Inc	2,510
6,897	*	ALX Oncology Holdings, Inc	260
48,085	*,e	AMAG Pharmaceuticals, Inc	452
1,038,524		Amgen, Inc	263,951
13,764	*	Amicogen, Inc	512
998,826	*	Amicus Therapeutics, Inc	14,103
90,650	*	Amneal Pharmaceuticals, Inc	352
89,655	*,e	Amphastar Pharmaceuticals, Inc	1,681
48,216	*,e	AnaptysBio, Inc	711
44,744	*,e	Anavex Life Sciences Corp	204
137,672	*,e	AnGes MG, Inc	1,894
12,758	*	ANI Pharmaceuticals, Inc	360
24,442	*	Anika Therapeutics, Inc	865
10,700	*	Annexon, Inc	323
5,627	*	Anterogen Co Ltd	253
2,796,000	*,†	Anxin-China Holdings Ltd	4
82,769	*,e	Apellis Pharmaceuticals, Inc	2,497
58,100		Apeloa Pharmaceutical Co Ltd	204
458,101	*,e	Aphria, Inc	2,033
33,788	*,e	Applied Genetic Technologies Corp	164
8,933	*	Applied Molecular Transport, Inc	284
11,865	*	Applied Therapeutics, Inc	246
6,590	*,e	Aprea Therapeutics, Inc	159
65,027	*,e	Aptinyx, Inc	220
74,846	*,e	Aquestive Therapeutics, Inc	363
25,165	*,e	Arcturus Therapeutics Holdings, Inc	1,080
93,276	*,e	Arcus Biosciences, Inc	1,599
14,134	*,e	Arcutis Biotherapeutics, Inc	414
88,539	*,e	Ardelyx, Inc	465
188,896	*	Arena Pharmaceuticals, Inc	14,128
41,591	*	Argenx SE	10,987
242,521	*,e	Arrowhead Pharmaceuticals Inc	10,443
35,502	*	Arvinas, Inc	838
292,000	*,g	Ascletis Pharma, Inc	105
20,596		ASKA Pharmaceutical Co Ltd	278
186,557	*	Aspen Pharmacare Holdings Ltd	1,332
66,127	*,e	Aspira Women’s Health, Inc	204
42,599	*	Assembly Biosciences, Inc	700
1,863,984		Astellas Pharma, Inc	27,786
4,913		AstraZeneca Pharma India Ltd	288
3,563,950		AstraZeneca plc	389,413
1,091,494		AstraZeneca plc (ADR)	59,814
26,000		Asymchem Laboratories Tianjin Co Ltd	1,009
174,878	*	Atara Biotherapeutics, Inc	2,266
24,202	*	ATGen Co Ltd	295
102,580	*	Athenex, Inc	1,241
155,609	*,e	Athersys, Inc	303
28,242	*,e	Atreca, Inc	395
117,027	*	Aurinia Pharmaceuticals, Inc	1,723
340,570		Aurobindo Pharma Ltd	3,688
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,050,113	*	Avantor, Inc	$113,577
6,333	*,e	Avenue Therapeutics, Inc	69
22,374	*	AVEO Pharmaceuticals, Inc	133
214,612	*,e	Avid Bioservices, Inc	1,635
14,491	*	Avidity Biosciences, Inc	408
121,055	*	Avita Medical Ltd	606
27,698	*	Avrobio, Inc	361
21,981	*,e	Axcella Health, Inc	102
199,024	*,e	Axsome Therapeutics, Inc	14,180
24,129	*,e	Aytu BioScience, Inc	29
5,790		Bachem Holding AG.	2,457
13,453	*,e	Basilea Pharmaceutica	741
297,327	*	Bausch Health Cos, Inc	4,622
64,095	*,e	Bavarian Nordic AS	1,982
1,346,584		Bayer AG.	83,076
33,359	*,e	Beam Therapeutics, Inc	821
12,706	*	BeiGene Ltd (ADR)	3,640
167,060		Beijing Tiantan Biological Products Corp Ltd	977
238,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	257
74,100		Beijing Tongrentang Co Ltd	294
9,616	*,e	Bellerophon Therapeutics, Inc	98
46,137	*,e	BELLUS Health, Inc	105
120,561	*	Berkeley Lights, Inc	9,206
21,800		Betta Pharmaceuticals Co Ltd	365
12,286	*,e	Beyondspring Inc	164
63,400		BGI Genomics Co Ltd	1,346
24,334	*	Binex Co Ltd	648
37,664	e,g	BioArctic AB	374
257,793		Biocon Ltd	1,564
503,434	*,e	BioCryst Pharmaceuticals, Inc	1,729
485,202	*	BioDelivery Sciences International, Inc	1,810
17,894		Biogaia AB (B Shares)	1,158
31,375	*	Biogen, Inc	8,900
90,950	*,e	Biohaven Pharmaceutical Holding Co Ltd	5,913
595,210	*	BioMarin Pharmaceutical, Inc	45,284
1	*	BioNTech SE (ADR)	0	^
6,538	*	Bio-Rad Laboratories, Inc (Class A)	3,370
6,762	*	Biospecifics Technologies Corp	357
64,495		Biotage AB	1,277
6,624		Bio-Techne Corp	1,641
320,741	*	Biovitrum AB	7,738
20,081	*,e	Bioxcel Therapeutics Inc	871
112,510	*	Bluebird Bio, Inc	6,070
87,442	*	Blueprint Medicines Corp	8,106
5,035		Boiron S.A.	241
17,974		Boryung Pharmaceutical Co Ltd	237
23,676	*,e	BrainStorm Cell Therapeutics, Inc	401
99,380	*,e	Bridgebio Pharma, Inc	3,729
4,020,119		Bristol-Myers Squibb Co	242,373
21,629		Bruker BioSciences Corp	860
30,608		Bukwang Pharmaceutical Co Ltd	745
41,254	*,e	Cabaletta Bio, Inc	447
52,734	*,e	Calithera Biosciences, Inc	182
6,037	*,e	Calyxt, Inc	33
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,188	*,e	Camurus AB	$690
211,434	*,e	Canopy Growth Corp (Toronto)	3,031
56,647	*,g	CanSino Biologics, Inc	1,208
140,998	*,e	Cara Therapeutics, Inc	1,794
172,430	*	CareDx, Inc	6,542
40,442	*,e	CASI Pharmaceuticals, Inc	62
34,285	*,e	Cassava Sciences, Inc	395
49,075	*	Castle Biosciences, Inc	2,525
15,841	*,e	Catabasis Pharmaceuticals, Inc	98
678,725	*	Catalent, Inc	58,140
48,816	*,e	Catalyst Biosciences, Inc	210
87,063	*	Catalyst Pharmaceuticals, Inc	259
66,942	*	Cellectis S.A.	1,242
5,870	*	Cellivery Therapeutics, Inc	1,016
8,170	*	Celltrion Pharm Inc	789
89,905	*	Celltrion, Inc	19,776
11,788	*,e	Cellular Biomedicine Group, Inc	216
33,050	*,e	CEL-SCI Corp	421
294,765		Center Laboratories, Inc	697
8,603	*	Centogene NV	81
28,485	*,e	Cerecor Inc	65
6,265	*,e	Champions Oncology, Inc	58
20,500		Changchun High & New Technology Industry Group, Inc	1,116
78,502	*	Charles River Laboratories International, Inc	17,777
110,126	*,e	Charlottes Web Holdings, Inc	261
7,463	*	Checkmate Pharmaceuticals, Inc	86
42,041	*	Checkpoint Therapeutics Inc	113
178,274	*	ChemoCentryx, Inc	9,769
13,709		Chemometec A.S.	973
24,800		Chengdu Kanghong Pharmaceutical Group Co Ltd	166
100,216	*,e	Chiasma, Inc	431
107,619	*,e	Chimerix, Inc	268
1,316,000		China Grand Pharmaceutical and Healthcare Holdings Ltd	1,209
4,918,634		China Medical System Holdings Ltd	5,443
957,500	g	China Resources Pharmaceutical Group Ltd	494
37,900		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	143
633,560		China Shineway Pharmaceutical Group Ltd	398
2,506		Chong Kun Dang Pharm Corp	228
6,180		Chong Kun Dang Pharmaceutical Corp	875
141,000		Chongqing Zhifei Biological Products Co Ltd	2,893
11,479		Choongwae Pharma Corp	330
38,030	*,e	ChromaDex Corp	153
756,699	*	Chugai Pharmaceutical Co Ltd	33,957
29,197	*	Cidara Therapeutics, Inc	83
342,083		Cipla Ltd	3,595
145,641		Clinigen Group plc	1,316
97,096	e	Clinuvel Pharmaceuticals Ltd	1,631
164,126	*,e	Clovis Oncology, Inc	957
94,607	*	CMG Pharmaceutical Co Ltd	358
10,467		CMIC Co Ltd	135
77,243	*	Codexis, Inc	907
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,880	*,e	Cohbar, Inc	$23
563,043	*	Coherus Biosciences, Inc	10,326
48,717	*	Collegium Pharmaceutical, Inc	1,014
92,471	*,e	Compugen Ltd	1,503
43,697	*,e	Concert Pharmaceuticals, Inc	429
98,791	*,e	Constellation Pharmaceuticals, Inc	2,002
389,126		Consun Pharmaceutical Group Ltd	168
48,908	*,e	ContraFect Corp	258
47,467	*,e	Corbus Pharmaceuticals Holdings, Inc	85
138,614	*,e	Corcept Therapeutics, Inc	2,413
62,181	*,e	CorMedix Inc	375
23,136	*,e	Cortexyme Inc	1,157
8,508	*,e	COSMO Pharmaceuticals NV	810
97,413	*,e	Crinetics Pharmaceuticals, Inc	1,526
45,231	*,e	CRISPR Therapeutics AG.	3,783
180,581	*,e	Cronos Group, Inc	907
32,838	*	CrystalGenomics, Inc	503
657,922		CSL Ltd	135,905
3,233,953		CSPC Pharmaceutical Group Ltd	6,313
460,355	*,g	CStone Pharmaceuticals	585
59,727	*	Cue Biopharma, Inc	899
53,307	*	Cymabay Therapeutics, Inc	386
184,723	*	Cytokinetics, Inc	3,999
95,758	*	CytomX Therapeutics, Inc	637
92,930		Da An Gene Co Ltd	480
11,031		Daewon Pharmaceutical Co Ltd	191
46,000		Daewoong Co Ltd	1,208
4,288		Daewoong Pharmaceutical Co Ltd	384
5,471,493		Daiichi Sankyo Co Ltd	167,963
12,201		Daito Pharmaceutical Co Ltd	411
38,568	*,e	DBV Technologies S.A.	139
626,385		Dechra Pharmaceuticals plc	26,045
67,376	*	Deciphera Pharmaceuticals, Inc	3,456
103,926	*	Denali Therapeutics, Inc	3,724
15,225		Dermapharm Holding SE	814
7,042	*,e	DermTech, Inc	84
187,781	*	Dicerna Pharmaceuticals, Inc	3,378
39,173		Divi S Laboratories Ltd	1,622
3,068		Dong-A Pharmaceutical Co Ltd	329
4,601		Dong-A ST Co Ltd	365
19,100		Dong-E-E-Jiao Co Ltd	112
22,405		DongKook Pharmaceutical Co Ltd	524
16,888	*	Dongsung Pharmaceutical Co Ltd	178
136,867		Dr Reddy’s Laboratories Ltd	9,585
226,610		Dr Reddys Laboratories Ltd (ADR)	15,763
334,770	*,e	Durect Corp	572
16,786	*,e	Dyadic International, Inc	127
104,559	*,e	Dynavax Technologies Corp	452
8,276	*	Eagle Pharmaceuticals, Inc	352
160,669	*	Ecofibre Ltd	291
139,875	*,e	Editas Medicine, Inc	3,925
8,056	*,e	Eidos Therapeutics, Inc	407
20,978	*	Eiger BioPharmaceuticals, Inc	171
655,490		Eisai Co Ltd	59,867
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
481,923	*	Elanco Animal Health, Inc	$13,460
1,696,052		Eli Lilly & Co	251,050
14,733	*,e	Eloxx Pharmaceuticals, Inc	39
124,031	*	Emergent Biosolutions, Inc	12,816
32,944	*	Enanta Pharmaceuticals, Inc	1,508
242,504	*	Endo International plc	800
4,377	*,e	Enochian Biosciences Inc	16
6,273	*	Enzychem Lifesciences Corp	584
18,837	*	Eone Diagnomics Genome Center Co Ltd	229
133,177	*,e	Epizyme, Inc	1,589
29,600		EPS Co Ltd	294
29,698	g	Eris Lifesciences Ltd	217
38,186	*,e	Esperion Thereapeutics, Inc	1,419
264,000		Essex Bio-technology Ltd	155
13,552	*,e	Eton Pharmaceuticals, Inc	107
23,351	e	Eurofins Scientific	18,498
5,983	*	Eutilex Co Ltd	179
11,445	*,e	Evelo Biosciences, Inc	60
71,276	*,e	Evofem Biosciences Inc	168
35,065	*,e	Evolus, Inc	137
158,145	*,e	Evotec AG.	4,169
396,819	*	Exact Sciences Corp	40,456
462,388	*	Exelixis, Inc	11,305
54,106	*,e	Exicure, Inc	95
542,693		Faes Farma S.A. (Sigma)	2,184
178,693	*	Fate Therapeutics, Inc	7,142
38,195		FDC Ltd	185
46,820	*,e	Fennec Pharmaceuticals, Inc	284
185,391	*	FibroGen, Inc	7,623
81,623	*	Five Prime Therapeutics, Inc	384
142,759	*,e	Flexion Therapeutics, Inc	1,486
216,137	*,e	Fluidigm Corp	1,606
13,844	*	Forma Therapeutics Holdings, Inc	690
145,571	*,e	Fortress Biotech, Inc	588
18,278	*,e	Frequency Therapeutics, Inc	351
15,900		Fuji Pharma Co Ltd	189
18,968	*,e	Fulcrum Therapeutics, Inc	150
39,816	*,e	G1 Therapeutics, Inc	460
5,637	*,e	Galapagos NV	801
35,974	*,e	Galectin Therapeutics, Inc	96
8,071	*,e	Galera Therapeutics, Inc	73
8,846	*	Generation Bio Co	273
14,780	*	Genexine Co Ltd	1,803
41,531	*,e	Genfit	237
244,082	*	Genmab A.S. (ADR)	8,936
158,842	*	Genmab AS	57,645
753,656	*,e	Genomma Lab Internacional S.A. de C.V.	738
26,156	*,e	Genprex, Inc	88
544,000	*	Genscript Biotech Corp	897
86,314		Genus plc	4,280
471,912	*,e	Geron Corp	821
34,840		Gerresheimer AG.	3,899
752,882		Gilead Sciences, Inc	47,575
2,597,953		GlaxoSmithKline plc	48,705
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
169,341		GlaxoSmithKline plc (ADR)	$6,374
285,369		Glenmark Pharmaceuticals Ltd	1,871
150,421	*	Global Blood Therapeutics, Inc	8,294
243,613	*,e	GlycoMimetics, Inc	748
49,301	*	GNI Group Ltd	1,757
70,139	*,e	Gossamer Bio, Inc	870
113,066		Granules India Ltd	590
5,448		Green Cross Cell Corp	189
5,552		Green Cross Corp	1,053
18,590		Green Cross Holdings Corp	371
4,447		Green Cross LabCell Corp	186
39,646	e	Grifols S.A.	1,140
59,292	*,e	Gritstone Oncology, Inc	157
20,927	*	G-treeBNT Co Ltd	475
60,700		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	270
8	*	GW Pharmaceuticals plc	0	^
66,577	*,e	GW Pharmaceuticals plc (ADR)	6,481
9,264		H Lundbeck AS	305
336,586	*	Halozyme Therapeutics, Inc	8,845
29,540	*	Han All Pharmarceutical Co	854
7,627		Handok Pharmaceuticals Co Ltd	208
99,650		Hangzhou Tigermed Consulting Co Ltd	1,512
3,093		Hanmi Pharm Co Ltd	723
39,770	*	Hansa Medical AB	1,057
600,000	*,g	Hansoh Pharmaceutical Group Co Ltd	2,933
59,262	*	Harpoon Therapeutics, Inc	1,007
20,366	*,e	Harrow Health, Inc	114
57,111	*,e	Harvard Bioscience, Inc	172
23,000	*	HEALIOS KK	411
209,890	*	Heron Therapeutics, Inc	3,111
78,641		Hikma Pharmaceuticals plc	2,636
84,259		Hisamitsu Pharmaceutical Co, Inc	4,308
30,589	*	Homology Medicines, Inc	327
21,685	*,e	Hookipa Pharma, Inc	205
1,161,830	*	Horizon Therapeutics Plc	90,251
2,548,684	*,†,e	Hua Han Bio-Pharmaceutical Holdings Ltd	20
130,517		Hualan Biological Engineering, Inc	1,095
19,700		Hubei Jumpcan Pharmaceutical Co Ltd	64
6,176	*	Hugel, Inc	963
4,890		Huons Co Ltd	261
33,100	*	Hutchison China MediTech Ltd (ADR)	1,069
183,917		Hypermarcas S.A.	977
117,144	*,e	iBio, Inc	238
40,856	*	ICON plc	7,807
31,681	*,e	Ideaya Biosciences, Inc	398
103,596	*	Idorsia Ltd	2,781
13,419	*,e	IGM Biosciences, Inc	990
8,144		Il Dong Pharmaceutical Co Ltd	117
360,785	*	Illumina, Inc	111,511
12,651		Ilyang Pharmaceutical Co Ltd	853
4,468	*	IMARA, Inc	91
39,876	*	Immunic, Inc	741
332,364	*	Immunogen, Inc	1,197
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
555,593	*	Immunomedics, Inc	$47,242
96,415	*	Immunovant, Inc	3,393
229,420	*	Incyte Corp	20,588
1,359,419	*	Indivior plc	2,052
119,572	*,e	Innate Pharma S.A.	455
921,500	*,g	Innovent Biologics, Inc	6,872
298,123	*	Innoviva, Inc	3,115
305,360	*,e	Inovio Pharmaceuticals, Inc	3,542
5,636	*	Inozyme Pharma, Inc	148
155,228	*	Insmed, Inc	4,989
147,152	*,e	Intellia Therapeutics, Inc	2,925
61,487	*	Intercept Pharmaceuticals, Inc	2,549
78,479	*	Intersect ENT, Inc	1,280
135,623	*	Intra-Cellular Therapies, Inc	3,480
21,507	*	iNtRON Biotechnology, Inc	268
205,066	*,e	Invitae Corp	8,890
160,732	*	Ionis Pharmaceuticals, Inc	7,627
200,827	*	Iovance Biotherapeutics, Inc	6,611
5,024		Ipsen	525
473,097	*	IQVIA Holdings, Inc	74,574
386,800	*,e	Ironwood Pharmaceuticals, Inc	3,479
7,749	*	iTeos Therapeutics, Inc	191
163,498	*,e	IVERIC bio, Inc	922
18,300	*,e	Japan Tissue Engineering Co Lt	127
687,721	*	Jazz Pharmaceuticals plc	98,062
19,096		JB Chemicals & Pharmaceuticals Ltd	257
67,144		JCR Pharmaceuticals Co Ltd	1,970
4,092		Jeil Pharmaceutical Co Ltd	152
159,244		Jiangsu Hengrui Medicine Co Ltd	2,108
34,400		Jilin Aodong Pharmaceutical Group Co Ltd	85
147,100		Jinyu Bio-Technology Co Ltd	585
4,952,862		Johnson & Johnson	737,382
43,000		Joincare Pharmaceutical Group Industry Co Ltd	108
28,528	*	Jounce Therapeutics, Inc	233
68,687		Jubilant Organosys Ltd	683
27,967		JW Holdings Corp	139
165,440	*	Kadmon Holdings, Inc	649
69,979		Kaken Pharmaceutical Co Ltd	3,207
48,399	*,e	Kala Pharmaceuticals, Inc	363
11,155	*,e	Kaleido Biosciences Inc	123
62,292	*,e	KalVista Pharmaceuticals Inc	784
72,227	*,e	Karo Pharma AB	563
22,589	*	Karuna Therapeutics, Inc	1,747
336,590	*,e	Karyopharm Therapeutics, Inc	4,914
6,154	*	Keros Therapeutics, Inc	237
78,510	*,e	Kezar Life Sciences, Inc	380
60,440	*	Kindred Biosciences, Inc	259
139,833	*	Kiniksa Pharmaceuticals Ltd	2,142
29,100		Kissei Pharmaceutical Co Ltd	658
114,514	*	Knight Therapeutics, Inc	499
44,171	*,e	Kodiak Sciences, Inc	2,615
36,079	*	Komipharm International Co Ltd	450
8,592		Korea United Pharm Inc	535
10,514	*	Krystal Biotech Inc	453
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
278,491	*	Kura Oncology, Inc	$8,533
25,496		Kwang Dong Pharmaceutical Co Ltd	213
48,581		Kyorin Co Ltd	985
113,870		Kyowa Hakko Kogyo Co Ltd	3,240
4,359		L&C Bio Co Ltd	507
77,330	*,e	La Jolla Pharmaceutical Co	312
78,634		Laboratorios Almirall S.A.	881
59,714	*,e	Lannett Co, Inc	365
191,000		Lee’s Pharmaceutical Holdings Ltd	123
13,686	*	LegoChem Biosciences, Inc	685
73,607	*,e	Lexicon Pharmaceuticals, Inc	106
18,758	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,788
30,780	*,e	Liquidia Technologies, Inc	151
23,400		Livzon Pharmaceutical Group, Inc	170
10,900	*,e	LogicBio Therapeutics, Inc	99
450,175		Lonza Group AG.	277,819
81,000	*	Lotus Pharmaceutical Co Ltd	227
97,775		Luminex Corp	2,567
213,783		Lupin Ltd	2,923
925,000	e,g	Luye Pharma Group Ltd	540
270,756	*	MacroGenics, Inc	6,820
7,852	*,e	Madrigal Pharmaceuticals, Inc	932
81,213	*,e	Magenta Therapeutics, Inc	552
178,309	*,e	MannKind Corp	335
24,704	*,e	Marinus Pharmaceuticals, Inc	317
26,231	*,e	Marker Therapeutics Inc	39
3,901,337	*	Mayne Pharma Group Ltd	1,097
48,655	*,e	MediciNova, Inc	255
72,710	*	Medpace Holdings, Inc	8,125
10,653	*	MedPacto, Inc	1,030
4,185		Medy-Tox, Inc	757
294,130		Mega Lifesciences PCL	323
92,637	*	MEI Pharma, Inc	289
44,781	*,e	MeiraGTx Holdings plc	593
7,321,124		Merck & Co, Inc	607,287
19,140		Merck KGaA	2,790
3,686		Merck Ltd	251
93,569	*	Mersana Therapeutics, Inc	1,742
519,905	*,e	Mesoblast Ltd	1,919
37,298	*	Mettler-Toledo International, Inc	36,021
6,259	*	Mezzion Pharma Co Ltd	897
28,401	*,e	Minerva Neurosciences, Inc	90
53,916	*	Mirati Therapeutics, Inc	8,953
10,626	*,e	Mirum Pharmaceuticals, Inc	205
16,004	*,e	Mithra Pharmaceuticals S.A.	324
26,375		Mochida Pharmaceutical Co Ltd	1,042
61,615	*	Moderna, Inc	4,359
24,575	*,e	Molecular Partners AG.	427
87,934	*	Molecular Templates, Inc	960
240,885	*	Momenta Pharmaceuticals, Inc	12,642
12,401	*,e	Morphic Holding, Inc	339
43,794	*	Morphosys AG.	5,542
98,400	*,e	Mustang Bio, Inc	310
66,910	*	Mylan NV	992
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
68,245	*	MyoKardia, Inc	$9,304
111,054	*,e	Myriad Genetics, Inc	1,448
77,930		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	514
111,617	*,e	NanoString Technologies, Inc	4,989
25,430	*,e	NantKwest, Inc	176
85,255		Natco Pharma Ltd	1,101
268,361	*	Natera, Inc	19,386
205,967	*,e	Nektar Therapeutics	3,417
185,065	*	NeoGenomics, Inc	6,827
53,731	*,e	Neoleukin Therapeutics, Inc	645
98,677	*,e	Neubase Therapeutics, Inc	749
4,261	*,e	NeuroBo Pharmaceuticals, Inc	24
212,982	*	Neurocrine Biosciences, Inc	20,480
15,016	*,e	NextCure Inc	132
22,082	*,e	NGM Biopharmaceuticals Inc	351
51,702	e	Nichi-iko Pharmaceutical Co Ltd	588
42,500		Nippon Shinyaku Co Ltd	3,499
14,260	*	Nkarta, Inc	429
1,884,261		Novartis AG.	163,600
164,492	*,e	Novavax, Inc	17,823
1,851,078		Novo Nordisk AS	128,251
21,154	*	Nurix Therapeutics, Inc	738
34,168	*,e	Nymox Pharmaceutical Corp	84
122,963	*	OBI Pharma, Inc	478
99,868	*,e	Ocular Therapeutix, Inc	760
11,771	*,e	Odonate Therapeutics, Inc	158
93,690	*,e	Omeros Corp	947
83,554	*,e	Oncocyte Corp	116
52,788	*,e,g	Oncopeptides AB	776
253,000	*	Oneness Biotech Co Ltd	3,010
509,020		Ono Pharmaceutical Co Ltd	16,011
645,622	*,e	Opko Health, Inc	2,382
130,257	*,e	Optinose, Inc	508
192,217	*,e	Organigram Holdings, Inc	204
11,303	*,e	Organogenesis Holdings Inc	43
29,661	*,e	Orgenesis, Inc	150
7,699	*	ORIC Pharmaceuticals, Inc	193
23,726		Orion Oyj (Class B)	1,075
18,730	*	Oscotec, Inc	734
31,000	*,e	Osmotica Pharmaceuticals plc	168
144,680		Otsuka Holdings KK	6,129
37,892	*,e	Ovid therapeutics, Inc	218
60,661	*	Oxford Biomedica plc	642
21,972	*,e	Oyster Point Pharma, Inc	464
200,227	*	Pacific Biosciences of California, Inc	1,976
107,777	*	Pacira BioSciences Inc	6,480
1,430,184	*	Paion AG.	3,893
5,161	*	Pandion Therapeutics, Inc	59
68,335	*,e	Paratek Pharmaceuticals, Inc	370
30,210	*	Passage Bio, Inc	396
202,604	*,e	PDL BioPharma, Inc	638
29,200	*	PeptiDream, Inc	1,370
51,714	*	PerkinElmer, Inc	6,491
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,168,715		Perrigo Co plc	$53,656
20,302	*	Personalis, Inc	440
12,021,204		Pfizer, Inc	441,178
24,929	e	Pharma Mar S.A.	3,163
3,921		PHARMA RESEARCH PRODUCTS Co Ltd	207
89,472		PharmaEngine Inc	190
157,480	*	PharmaEssentia Corp	546
69,951	†	Pharmally International Holding Co Ltd	68
54,120	*	Pharmicell Co Ltd	837
722,365	*,e	Pharming Group NV	805
30,728	*,e	PhaseBio Pharmaceuticals Inc	108
28,394	*,e	Phathom Pharmaceuticals, Inc	1,041
81,583		Phibro Animal Health Corp	1,420
37,111	*,e	Pieris Pharmaceuticals, Inc	77
1,900,579		Piramal Healthcare Ltd	32,387
7,496	*	Pliant Therapeutics, Inc	170
9,463	*	Poseida Therapeutics, Inc	84
108,414	*	PRA Health Sciences, Inc	10,998
80,716	*,e	Precision BioSciences Inc	497
102,262	*	Prestige Consumer Healthcare, Inc.	3,724
67,217	*	Prevail Therapeutics, Inc	684
83,715	*,†	Progenics Pharmaceuticals, Inc	0
24,813	*	Protagonist Therapeutics, Inc	485
110,222	*	Prothena Corp plc	1,101
37,260	*,e	Provention Bio, Inc	478
10,904,831		PT Kalbe Farma Tbk	1,139
70,606	*	PTC Therapeutics, Inc	3,301
47,332	*	Puma Biotechnology, Inc	478
37,890	*,e	QIAGEN NV	1,980
30,325	*	QIAGEN NV (Turquoise)	1,575
67,970	*	Quanterix Corp	2,293
125,503	*	Radius Health, Inc	1,423
9,692	*,e	RAPT Therapeutics, Inc	312
42,988	*,e	Reata Pharmaceuticals, Inc	4,188
184,362	e	Recipharm AB (B Shares)	3,199
89,671		Recordati S.p.A.	4,593
17,742	*,e	Recro Pharma, Inc	37
546,713	*	Regeneron Pharmaceuticals, Inc	306,039
26,690	*	REGENXBIO, Inc	735
28,990	*	Relay Therapeutics, Inc	1,235
10,791	*,e	Relmada Therapeutics, Inc	406
76,539	*	Repligen Corp	11,293
60,952	*	Replimune Group, Inc	1,403
86,614	*	Retrophin, Inc	1,599
63,698	*,e	Revance Therapeutics, Inc	1,601
48,059	*	REVOLUTION Medicines, Inc	1,672
33,238	*	Rhythm Pharmaceuticals, Inc	720
120,123		Richter Gedeon Rt	2,536
304,983	*	Rigel Pharmaceuticals, Inc	732
1,147,734		Roche Holding AG.	393,145
29,447	*	Rocket Pharmaceuticals, Inc	673
94,032		Royalty Pharma plc	3,956
55,329	*,e	Rubius Therapeutics, Inc	277
62,090	*	Sage Therapeutics, Inc	3,795
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
12,028		Sam Chun Dang Pharm Co Ltd	$563
7,557		Samjin Pharmaceutical Co Ltd	186
37,588	*,g	Samsung Biologics Co Ltd	22,160
32,024	*,e	SanBio Co Ltd	625
273,380	*	Sangamo Therapeutics Inc	2,583
5,076		Sanofi India Ltd	596
2,484,443		Sanofi-Aventis	248,971
541,730		Santen Pharmaceutical Co Ltd	11,076
185,515	*	Sarepta Therapeutics, Inc	26,052
54,493		Sartorius Stedim Biotech	18,809
31,467	*,e	Satsuma Pharmaceuticals, Inc	122
58,546		Saudi Pharmaceutical Industries & Medical Appliances Corp	572
43,517		Sawai Pharmaceutical Co Ltd	2,196
41,098	*,e	Scholar Rock Holding Corp	727
54,680	*,e	Schrodinger, Inc	2,598
227,960		Scinopharm Taiwan Ltd	235
5,131	*	scPharmaceuticals, Inc	38
52,495		Searle Co Ltd	81
773,411	*,e	Seattle Genetics, Inc	151,349
17,067		Seegene, Inc	3,800
38,000		Seikagaku Corp	400
87,964	*,e	Selecta Biosciences, Inc	218
77,791	*,e	Seres Therapeutics, Inc	2,202
16,700		Shandong Buchang Pharmaceuticals Co Ltd	61
61,100		Shanghai Fosun Pharmaceutical Group Co Ltd	442
516,751		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	2,163
218,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	108
361,600		Shanghai Haixin Group Co	123
38,741	g	Shanghai Haohai Biological Technology Co Ltd	258
173,600		Shanghai RAAS Blood Products Co Ltd	210
25,800		Shenzhen Hepalink Pharmaceutical Group Co Ltd	86
68,100		Shenzhen Kangtai Biological Products Co Ltd	1,826
35,100		Shenzhen Salubris Pharmaceuticals Co Ltd	178
74,800		Shijiazhuang Yiling Pharmaceutical Co Ltd	296
27,510		Shilpa Medicare Ltd	209
26,598	*	Shin Poong Pharmaceutical Co Ltd	2,866
102,732		Shionogi & Co Ltd	5,499
31,200		Sichuan Kelun Pharmaceutical Co Ltd	102
4,326		Siegfried Holding AG.	2,959
50,538	*	SIGA Technologies, Inc	347
3,402,000		Sihuan Pharmaceutical Holdings	367
32,473	*	Silence Therapeutics plc	183
13,434	*,†,e	SillaJen, Inc	70
6,277,710		Sino Biopharmaceutical	6,874
65,390	*,e	Soleno Therapeutics, Inc	164
27,368	*,e	Solid Biosciences, Inc	56
312,188	*,e	Sorrento Therapeutics, Inc	3,481
77,908	*,e	Sosei Group	1,021
228,581	*	Spectrum Pharmaceuticals, Inc	933
11,402	*,e	Spero Therapeutics, Inc	127
26,707	*	SpringWorks Therapeutics, Inc	1,273
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
872,000		SSY Group Ltd	$497
7,541		ST Pharm Co Ltd	457
23,769	*	STCUBE	164
9,296	*,e	Stoke Therapeutics, Inc	311
41,815		Strides Arcolab Ltd	408
159,913	*	Strongbridge Biopharma plc	336
14,212	e	Sumitomo Dainippon Pharma Co Ltd	187
60,338	*	Sun Pharma Advanced Research Company Ltd	142
725,999		Sun Pharmaceutical Industries Ltd	4,937
144,188	*	Supernus Pharmaceuticals, Inc	3,005
52,613	*,e	Sutro Biopharma, Inc	529
118,414	*,e	Syndax Pharmaceuticals, Inc	1,748
100,082	*	Syneos Health, Inc	5,320
92,121	g	Syngene International Ltd	693
68,236	*,e	Syros Pharmaceuticals, Inc	603
259,799	*	Taigen Biopharmaceuticals Holdings Ltd	197
27,027	*,e	Taiko Pharmaceutical Co Ltd	580
162,000	*	TaiMed Biologics, Inc	518
2,722		Taisho Pharmaceutical Holdings Co Ltd	179
52,833		Takara Bio, Inc	1,436
1,415,811		Takeda Pharmaceutical Co Ltd	50,605
101,124	*	Tanvex BioPharma, Inc	140
40,365	*	TCR2 Therapeutics Inc	820
13,172		Tecan Group AG.	6,551
723,730	*	Teva Pharmaceutical Industries Ltd (ADR)	6,521
198,619	*	TG Therapeutics, Inc	5,315
24,401	*	Theragen Etex Co Ltd	233
205,055	*,e	TherapeuticsMD, Inc	324
58,956	*	Theravance Biopharma, Inc	872
651,222		Thermo Fisher Scientific, Inc	287,528
66,400		Tianjin Chase Sun Pharmaceutical Co Ltd	53
505,000		Tong Ren Tang Technologies Co Ltd	321
131,600		Tonghua Dongbao Pharmaceutical Co Ltd	264
14,565		Torii Pharmaceutical Co Ltd	412
46,088		Torrent Pharmaceuticals Ltd	1,751
26,913		Towa Pharmaceutical Co Ltd	540
113,486	*,e	Translate Bio, Inc	1,545
25,643	*,e	Tricida, Inc	232
63,100		Tsumura & Co	1,966
192,917		TTY Biopharm Co Ltd	445
48,673	*,e	Turning Point Therapeutics Inc	4,252
81,536	*	Twist Bioscience Corp	6,194
58,990	*,e	Tyme Technologies, Inc	58
158,805		UCB S.A.	18,036
87,169	*	Ultragenyx Pharmaceutical, Inc	7,164
3,331,562		United Laboratories Ltd	3,446
176,422	*	United Therapeutics Corp	17,819
26,076	*,e	UNITY Biotechnology, Inc	90
74,467	*,e	UroGen Pharma Ltd	1,436
86,899	*	Vanda Pharmaceuticals, Inc	839
47,231	*,e	Vaxart, Inc	314
22,705	*	Vaxcyte, Inc	1,121
297,218	*,e	VBI Vaccines, Inc	850
679,344		Vectura Group plc	903
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
202,228	*	Veracyte, Inc	$6,570
207,679	*,e	Verastem, Inc	251
130,566	*	Vericel Corp	2,419
13,095	*,e	Verrica Pharmaceuticals, Inc	101
10,701	*,e	Versartis, Inc	50
724,170	*	Vertex Pharmaceuticals, Inc	197,061
29,898	*,e	Viela Bio, Inc	840
33,010		Vifor Pharma AG.	4,490
208,854	*,e	Viking Therapeutics, Inc	1,216
95,238	*,e	Vir Biotechnology, Inc	3,270
8,912	*	Virbac S.A.	2,065
62,935	*,e	ViroMed Co Ltd	1,911
74,740		Vitrolife AB	2,039
23,587	*	Voyager Therapeutics, Inc	252
10,547	*,e	vTv Therapeutics, Inc	19
259,818	*,e	VYNE Therapeutics, Inc	431
125,200		Walvax Biotechnology Co Ltd	939
9,693	*	Waters Corp	1,897
23,175	*,e	WaVe Life Sciences Ltd	197
2,888,000		Winteam Pharmaceutical Group Ltd	1,214
31,049	*	Wockhardt Ltd	124
121,080		WuXi AppTec Co Ltd	1,814
142,794	e,g	WuXi AppTec Co Ltd (Hong Kong)	2,065
4,292,627	*,g	Wuxi Biologics Cayman, Inc	105,204
35,166	*	X4 Pharmaceuticals, Inc	238
22,687	*,e	XBiotech, Inc	433
135,268	*	Xencor, Inc	5,247
45,464	*,e	Xeris Pharmaceuticals, Inc	270
12,007	*,e	XOMA Corp	226
1,420,704	e,g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	1,817
68,200		Yifan Pharmaceutical Co Ltd	251
24,795	*,e	Y-mAbs Therapeutics, Inc	952
23,466		Yuhan Corp	1,289
80,935	*	Yungjin Pharmaceutical Co Ltd	561
157,707		YungShin Global Holding Corp	235
78,100		Yunnan Baiyao Group Co Ltd	1,173
70,700	*	Zai Lab Ltd (ADR)	5,880
32,748	*	Zealand Pharma AS	1,243
9,128	*,e	Zentalis Pharmaceuticals, Inc	298
26,800		Zeria Pharmaceutical Co Ltd	513
18,900		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	678
123,300		Zhejiang Conba Pharmaceutical Co Ltd	95
45,870		Zhejiang Huahai Pharmaceutical Co Ltd	217
68,000		Zhejiang NHU Co Ltd	299
23,200		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	192
199,316	*,e	ZIOPHARM Oncology, Inc	502
1,485,341		Zoetis, Inc	245,631
207,148	*	Zogenix, Inc	3,714
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,033,760

REAL ESTATE - 3.0%
399,569		Abacus Property Group	837
129,507		Acadia Realty Trust	1,360
900	*	Activia Properties Inc	3,428
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
145,758	g	ADO Properties S.A.	$4,033
1,461	*,e	Advance Residence Investment Corp	4,304
126,754	*,g	Aedas Homes SAU	2,722
35,329		Aedifica S.A.	4,315
72,254		Aeon Mall Co Ltd	1,016
1,645	*	AEON REIT Investment Corp	1,895
29,851	*	Africa Israel Properties Ltd	724
1,181,791		Agile Property Holdings Ltd	1,557
167,197		Agree Realty Corp	10,640
553,800		AIMS AMP Capital Industrial REIT	489
81,234	*	Airport City Ltd	848
2,062,573		Aldar Properties PJSC	1,138
417,071		Alexander & Baldwin, Inc	4,675
3,247		Alexander’s, Inc	796
229,073		Alexandria Real Estate Equities, Inc	36,652
127,822		Aliansce Sonae Shopping Centers sa	540
71,048		Allied Properties Real Estate Investment Trust	1,913
15,963		Allreal Holding AG.	3,439
161,336		Alony Hetz Properties & Investments Ltd	1,586
28,956	e	Alpine Income Property Trust, Inc	450
177,751		Alstria Office REIT-AG.	2,472
7,224	*,e	Altisource Portfolio Solutions S.A.	92
44,133		Altus Group Ltd	1,834
740,298		Amata Corp PCL (Foreign)	297
181,038		American Assets Trust, Inc	4,361
65,969		American Campus Communities, Inc	2,304
237,994		American Finance Trust, Inc	1,492
933,463		American Homes 4 Rent	26,585
2,409	*,e	American Realty Investors, Inc	22
947,517		American Tower Corp	229,043
359,418		Americold Realty Trust	12,849
245,609		Amot Investments Ltd	1,122
237,000	e	Aoyuan Healthy Life Group Co Ltd	193
24,264		Apartment Investment & Management Co	818
30,413	*	Apple Hospitality REIT, Inc	292
907,961		Argosy Property Ltd	821
246,116		Armada Hoffler Properties, Inc	2,279
3,098,147	e	Aroundtown S.A.	15,552
82,182		Arriyadh Development Co	367
72,917		Artis Real Estate Investment Trust	435
912,300		Ascendas India Trust	923
3,153,301		Ascendas REIT	7,546
1,987,204		Ascott Trust	1,309
2,229,932		Asian Property Development PCL (Foreign)	406
5,154,529		Assura Group Ltd	5,131
51,726		Atrium Ljungberg AB	844
530,927		Attacq Ltd	95
439,143		AvalonBay Communities, Inc	65,582
376,078		Aventus Retail Property Fund Ltd	640
1,123,300		Axis Real Estate Investment Trust	584
7,700,552		Ayala Land, Inc	4,739
4,761,352	*,†	AZ BGP Holdings	14
5,399		Azrieli Group	241
9,554,200		Bangkok Land PCL	299
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,045,831		Barwa Real Estate Co	$1,007
3,547		Bayside Land Corp	2,049
38,717		Befimmo SCA Sicafi	1,731
183,200		Beijing Capital Development Co Ltd	181
1,184,809		Beijing Capital Land Ltd	203
1,038,000		Beijing North Star Co	196
7,100		Big Shopping Centers Ltd	528
337,750		Big Yellow Group plc	4,527
2,547	*	BLife Investment Corp	6,499
5,876		Blue Square Real Estate Ltd	227
38,012		Bluerock Residential Growth REIT, Inc	288
847,861		BMO Commercial Property Trust Ltd	706
24,867		Boardwalk REIT	513
245,448		Boston Properties, Inc	19,709
742,600		BR Malls Participacoes S.A.	1,108
210,596		BR Properties S.A.	337
2,561	*	Brack Capital Properties NV	190
22,569		Brandywine Realty Trust	233
267,008		British Land Co plc	1,164
203,963		Brixmor Property Group, Inc	2,384
82,321	e	Brookfield Property REIT, Inc	1,008
14,868	e	Brt Realty Trust	175
1,063,310		Bunnings Warehouse Property Trust	3,094
275,417		C&D International Investment Group Ltd	469
71,840		CA Immobilien Anlagen AG.	2,124
1,105,052		Cache Logistics Trust	504
2,391,216		Cambridge Industrial Trust	680
238,698		Camden Property Trust	21,239
77,704		Canadian Apartment Properties REIT	2,711
2,501,905		CapitaCommercial Trust	3,034
815,258		Capital & Counties Properties	1,175
4,239,738	e	CapitaLand Ltd	8,477
2,412,524		CapitaMall Trust	3,434
843,887		CapitaRetail China Trust	691
564,228		CareTrust REIT, Inc	10,040
50,970		Carmila S.A.	463
274,613		Castellum AB	6,238
73,536		CatchMark Timber Trust, Inc	657
26,924		Catena AB	1,192
469,900		Cathay Real Estate Development Co Ltd	317
557,703	*,e	CBRE Group, Inc	26,195
888,020		CDL Hospitality Trusts	691
68,011		Cedar Woods Properties Ltd	282
447,096		Cencosud Shopping S.A.	640
1,094,968		Central China Real Estate Ltd	505
2,041,658		Central Pattana PCL (Foreign)	2,754
464,526		Centuria Industrial REIT	1,041
434,122		Centuria Office REIT	636
2,210,806		Champion Real Estate Investment Trust	1,100
355,045		Charter Hall Education Trust	724
663,453		Charter Hall Group	5,953
517,414		Charter Hall Long Wale REIT	1,871
79,631		Chatham Lodging Trust	607
1,139,000		China Aoyuan Group Ltd	1,174
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,779,663	e	China Evergrande Group	$4,567
172,470		China Fortune Land Development Co Ltd	386
825,000	*,e,g	China Logistics Property Holdings Co Ltd	374
664,000		China Merchants Commercial Real Estate Investment Trust	201
1,084,000		China Merchants Land Ltd	155
52,800		China Merchants Property Operation & Service Co Ltd	205
303,067		China Merchants Shekou Industrial Zone Holdings Co Ltd	678
4,657,794		China Overseas Grand Oceans Group Ltd	2,678
4,548,969		China Overseas Land & Investment Ltd	11,491
1,200,000		China Overseas Property Holdings Ltd	988
3,084,622		China Resources Land Ltd	14,068
1,575,452		China SCE Group Holdings Ltd	710
3,830,000		China South City Holdings Ltd	353
1,687,657		China Vanke Co Ltd	5,188
2,439,813		China Vanke Co Ltd (Class A)	10,094
431,000	g	China Vast Industrial Urban Development Co Ltd	181
547,000	e	Chinese Estates Holdings Ltd	301
481,924		Chip Eng Seng Corp Ltd	155
365,088		Chong Hong Construction Co	1,013
31,306	e	Cibus Nordic Real Estate AB	572
2,911,845		CIFI Holdings Group Co Ltd	2,163
12,143		CIM Commercial Trust Corp	120
421,153		City Developments Ltd	2,371
98,290		City Office REIT, Inc	739
70,945	e	Citycon Oyj	559
742,402		Civitas Social Housing plc	1,011
2,510,176		CK Asset Holdings Ltd	12,334
10,647		Clipper Realty, Inc	64
27,341		Cofinimmo	4,111
33,722	e	Colliers International Group, Inc	2,246
793,630		Colony Capital, Inc	2,167
281,000	e	Colour Life Services Group	132
297,458		Columbia Property Trust, Inc	3,245
689	*	Comforia Residential REIT, Inc	2,009
97,881		Cominar Real Estate Investment Trust	540
29,375		Community Healthcare Trust, Inc	1,374
632,134		Concentradora Fibra Danhos S.A. de C.V.	579
188,745		CoreCivic, Inc	1,510
32,837	e	CorEnergy Infrastructure Trust, Inc	192
71,627		CorePoint Lodging, Inc	390
59,921		Coresite Realty	7,123
19,252	e	Corestate Capital Holding S.A.	377
1,101,656		Corp Inmobiliaria Vesta SAB de C.V.	1,660
15,871		Corporate Office Properties Trust	376
1,148,000	*,e	Cosmopolitan International Holdings Ltd	231
7,364,891		Country Garden Holdings Co Ltd	9,119
210,195		Cousins Properties, Inc	6,009
2,912	*	CRE Logistics REIT, Inc	4,327
970	*	Crescendo Investment Corp	1,072
50,033		Crombie Real Estate Investment Trust	495
1,356,500		Cromwell European Real Estate Investment Trust	775
1,766,830	e	Cromwell Group	1,082
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
980,303		Crown Castle International Corp	$163,220
5,062,847		CSI Properties Ltd	153
55,691		CT Real Estate Investment Trust	584
7,734	e	CTO Realty Growth, Inc	341
118,295		CubeSmart	3,822
143,764	*,e	Cushman & Wakefield plc	1,511
452,505		Custodian Reit plc	518
421,706		CyrusOne, Inc	29,532
359	*	DA Office Investment Corp	2,054
230,000		DaFa Properties Group Ltd	204
52,710		Daibiru Corp	614
51,073		Daito Trust Construction Co Ltd	4,527
474,025		Daiwa House Industry Co Ltd	12,157
1,776,827	*	DAMAC Properties Dubai Co PJSC	449
289,992	*	Dar Al Arkan Real Estate Development Co	726
143,229		Derwent London plc	4,742
224,270		Deutsche Annington Immobilien SE	15,374
52,867		Deutsche Euroshop AG.	656
85,427		Deutsche Wohnen AG.	4,270
715,000		Dexin China Holdings Co Ltd	268
1,014,043		Dexus Property Group	6,495
1,271,992	*	Deyaar Development PJSC	100
320,160		DiamondRock Hospitality Co	1,623
103,457		DIC Asset AG.	1,242
473,473		Digital Realty Trust, Inc	69,487
105,880		Dios Fastigheter AB	749
1,155,877		Diversified Healthcare Trust	4,069
273,332		DLF Ltd	568
40,177		Dongwon Development Co Ltd	137
654,630	*	DoubleDragon Properties Corp	189
106,555		Douglas Emmett, Inc	2,675
81,836		Dream Industrial Real Estate Investment Trust	695
29,693		Dream Office Real Estate Investment Trust	405
32,409		DREAM Unlimited Corp	473
76,267		Duke Realty Corp	2,814
437,000	†	Eagle Hospitality Trust	4
127,396		Easterly Government Properties, Inc	2,855
46,293		EastGroup Properties, Inc	5,987
799,900	*	Eco World Development Group BHD	77
443,700		E-House China Enterprise Holdings Ltd	509
196,543	*	Emaar Economic City	528
1,369,100		Emaar Malls Group PJSC	560
1,679,711		Emaar Properties PJSC	1,290
1,571,167		Emlak Konut Gayrimenkul Yatiri	350
1,127,258		Emperor International Holdings	169
15,076		Empire State Realty Trust, Inc	92
1,081,603		Empiric Student Property plc	851
192,889	e,g	Entra ASA	2,711
11,964		EPR Properties	329
194,264		Equinix, Inc	147,666
532,402		Equites Property Fund Ltd	540
79,243		Equity Commonwealth	2,110
907,176		Equity Lifestyle Properties, Inc	55,610
618,318		Equity Residential	31,738
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
157,648		Essential Properties Realty Trust, Inc	$2,888
64,068		Essex Property Trust, Inc	12,864
44,955		Eurocommercial Properties NV	521
97,293	*,e	eXp World Holdings Inc	3,925
228,069		Extra Space Storage, Inc	24,401
295,035		Fabege AB	4,080
1,168,238		Fantasia Holdings Group Co Ltd	228
1,372,269		Far East Consortium	386
889,405		Far East Hospitality Trust	362
223,812		Farglory Land Development Co Ltd	353
29,842	e	Farmland Partners, Inc	199
144,763	*	Fastighets AB Balder	7,334
4,282	*	Fathom Holdings, Inc	67
11,555		Federal Realty Investment Trust	849
2,937,706		Fibra Uno Administracion S.A. de C.V.	2,324
7,435,000		Filinvest Land, Inc	140
72,600		Financial Street Holdings Co Ltd	70
117,039		First Capital Real Estate Investment Trust	1,139
244,709		First Industrial Realty Trust, Inc	9,739
722,270		First Real Estate Investment Trust	231
40,379		FirstService Corp	5,329
38,085		Fonciere Des Regions	2,674
26,489	*,e	Forestar Group, Inc	469
1,147,528	e	Fortress REIT Ltd (Class A)	894
1,594,000		Fortune Real Estate Investment Trust	1,342
105,177		Four Corners Property Trust, Inc	2,691
167,100		Franklin Street Properties Corp	612
5,417,125		Franshion Properties China Ltd	3,016
841,277	e	Frasers Centrepoint Trust	1,487
875,600		Frasers Hospitality Trust	278
6,475,445		Frasers Logistics & Industrial Trust	6,630
264,425		Front Yard Residential Corp	2,311
512	*	Frontier Real Estate Investment Corp	1,744
12,870	*	FRP Holdings, Inc	536
761	*	Fukuoka REIT Corp	988
107,787		Future Land Holdings Co Ltd	556
412,910		Gaming and Leisure Properties, Inc	15,249
329,549		Gateway Real Estate AG.	1,314
159,103		Gazit Globe Ltd	643
11,674		Gazit, Inc	51
1,032,213		GCP Student Living plc	1,643
920,362		GDI Property Group	696
10,093		Gecina S.A.	1,330
186,100		Gemdale Corp	400
12,944,937		Gemdale Properties and Investment Corp Ltd	2,207
188,438		Geo Group, Inc	2,137
106,353		Getty Realty Corp	2,766
100,488		Gladstone Commercial Corp	1,693
27,222		Gladstone Land Corp	409
75,894		Global Medical REIT, Inc	1,025
166,359		Global Net Lease, Inc	2,645
1,036	*	Global One Real Estate Investment Corp	997
2,580	*	GLP J-Reit	3,971
55,548	*	Godrej Properties Ltd	650
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
100,780	e	Goldcrest Co Ltd	$1,322
1,626,810		Goodman Group	21,063
1,248,568		Goodman Property Trust	1,947
1,814,593		GPT Group	5,105
704,000	*	GR Properties Ltd	111
844,979		Grainger plc	3,233
168,334		Grand City Properties S.A.	4,065
69,440		Granite REIT	4,030
1,155,060		Great Portland Estates plc	8,913
404,000		Greenland Holdings Corp Ltd	380
691,000		Greenland Hong Kong Holdings Ltd	214
2,313	e	Griffin Land & Nurseries, Inc (Class A)	124
304,190		Growthpoint Properties Australia Ltd	734
1,505,980		Growthpoint Properties Ltd	1,101
1,332,813		Guangzhou R&F Properties Co Ltd	1,726
281,867		Guocoland Ltd	310
1,031,000		Guorui Properties Ltd	113
193,254		H&R Real Estate Investment Trust	1,403
67,694		Hamborner AG.	691
4,316,850	*,e	Hammerson plc	909
984,442		Hang Lung Group Ltd	2,250
2,284,341		Hang Lung Properties Ltd	5,822
625	*	Hankyu Reit, Inc	728
305,706		Healthcare Realty Trust, Inc	9,208
418,705		Healthcare Trust of America, Inc	10,886
992,314		Healthpeak Properties Inc	26,941
37,122		Heiwa Real Estate Co Ltd	1,026
121,860		Helical Bar plc	465
369,640		Heliopolis Housing	138
35,794	*,†	Hemisphere Properties India Ltd	81
1,495,445		Henderson Land Development Co Ltd	5,553
67,605		Hersha Hospitality Trust	375
37,469,436	a	Hibernia REIT plc	43,766
659,113		Highwealth Construction Corp	985
15,065		Highwoods Properties, Inc	506
160,880	e	HKC Holdings Ltd	86
1,338,297		Hongkong Land Holdings Ltd	4,986
236	*,e	Hoshino Resorts REIT, Inc	1,190
1,352,045		Host Hotels and Resorts, Inc	14,589
51,729	*	Howard Hughes Corp	2,980
723,393		Huaku Development Co Ltd	2,163
296,931		Hudson Pacific Properties	6,512
123,531		Hufvudstaden AB (Series A)	1,716
792,000	e	Huijing Holdings Co Ltd	226
291,455		Hulic Co Ltd	2,735
1,697	*	Hulic Reit, Inc	2,249
417,640		Hung Sheng Construction Co Ltd	256
736,696		Hysan Development Co Ltd	2,216
8,835	e	Icade	495
270,125		Ichigo Holdings Co Ltd	788
1,379	*	Ichigo Real Estate Investment Corp	1,002
1,495,300		IGB Real Estate Investment Trust	655
79,368		Iguatemi Empresa de Shopping Centers S.A.	435
61,748	e	Immobiliare Grande Distribuzione SIIQ S.p.A	215
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
88,356	e	IMMOFINANZ AG.	$1,395
148,911		Independence Realty Trust, Inc	1,726
171,602	*	Indiabulls Real Estate Ltd	120
1,879	*	Industrial & Infrastructure Fund Investment Corp	3,220
1,047,909		Industrial Buildings Corp	1,952
252,920		Industrial Logistics Properties Trust	5,531
2,711,786		Ingenia Communities Group	8,933
311,052		Inmobiliaria Colonial S.A.	2,567
46,359	e	Innovative Industrial Properties, Inc	5,754
72,608		InterRent Real Estate Investment Trust	687
1,394		Intershop Holding AG.	901
22,419	e	Intervest Offices	593
9,990	*	Invesco Office J-Reit, Inc	1,384
606,182		Investec Australia Property Fund	562
495,476		Investec Property Fund Ltd	270
19,913		Investors Real Estate Trust	1,298
13,191	*	Invincible Investment Corp	3,940
1,389,033		Invitation Homes, Inc	38,879
1,190,800		IOI Properties Group BHD	260
499,361		Irish Residential Properties REIT plc	826
429,084		Iron Mountain, Inc	11,495
23,498	*,e	IRSA Inversiones y Representaciones S.A. (ADR)	66
112,340		iStar Inc	1,327
464	*	ITOCHU Advance Logistics Investment Corp	649
849,010		IWG plc	2,841
84,608		Jadwa REIT Saudi Fund	310
1,369	*	Japan Excellent, Inc	1,598
4,997		Japan Hotel REIT Investment Corp	2,469
956	*	Japan Logistics Fund Inc	2,741
1,246	*	Japan Prime Realty Investment Corp	3,866
1,046	*	Japan Real Estate Investment Corp	5,348
4,952	*	Japan Rental Housing Investments, Inc	5,117
1,861	*	Japan Retail Fund Investment Corp	2,879
12,666		JBG SMITH Properties	339
39,699		Jernigan Capital, Inc	680
236,090		JHSF Participacoes S.A.	294
1,596,750	*,†	Jiangsu Future Land Co Ltd	8,859
94,100		Jiangsu Zhongnan Construction Group Co Ltd	127
1,788,000		Jiayuan International Group Ltd	745
414,269		Jingrui Holdings Ltd	113
174,200		Jinke Properties Group Co Ltd	233
14,228	*,e	John Mattson Fastighetsforetagen AB	243
43,977		Jones Lang LaSalle, Inc	4,207
350,000		JY Grandmark Holdings Ltd	143
2,483,329		K Wah International Holdings Ltd	1,200
2,384,000		Kaisa Group Holdings Ltd	1,227
49,500	e	Kaisa Prosperity Holdings Ltd	151
519,152		Katitas Co Ltd	14,753
682,700	*	KE Holdings, Inc (ADR)	41,849
35,500		Keihanshin Building Co Ltd	576
514	*	Kenedix Realty Investment Corp	3,083
1,034	*	Kenedix Residential Investment Corp	1,828
277	*	Kenedix Retail REIT Corp	559
775,720		Kenedix, Inc	4,085
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
436,347		Kennedy-Wilson Holdings, Inc	$6,336
1,451,017		Keppel DC REIT	3,101
848,114		Keppel-KBS US REIT	619
606,825		Kerry Properties Ltd	1,561
10,284	*	K-fast Holding AB	272
133,577		Killam Apartment Real Estate Investment Trust	1,741
215,182		Kilroy Realty Corp	11,181
64,519		Kimco Realty Corp	726
2,222,704		Kindom Construction Co	3,020
128,669		Kite Realty Group Trust	1,490
1,700,433		Kiwi Property Group Ltd	1,198
26,147	e	Klepierre	366
529,136	*,e	Klovern AB (B Shares)	974
147,469		Korea Real Estate Investment Trust Co	222
1,849,691		K-REIT Asia	1,459
205,755	e	Kungsleden AB	1,948
1,215,608		KWG Property Holding Ltd	2,094
183,387		Lai Sun Development Co Ltd	166
123,720		Lamar Advertising Co	8,187
65,111	*	Lamda Development S.A.	421
7,065,745		Land and Houses PCL Co Reg	1,523
203,622		Land Securities Group plc	1,371
881,000		Langham Hospitality Investments Ltd	108
62,342	e	Lar Espana Real Estate Socimi S.A.	288
1,728		LaSalle Logiport REIT	2,894
16,172		LEG Immobilien AG.	2,305
615,802		Lend Lease Corp Ltd	4,919
918,826		Lendlease Global Commercial REIT	462
201,343	*,e	Leopalace21 Corp	366
433,597		Lexington Realty Trust	4,531
35,142		Life Storage, Inc	3,699
100,108		Lifestyle Communities Ltd	704
2,065,858		Link REIT	16,928
2,131,040	e	Lippo-Mapletree Indonesia Retail Trust	126
211,105		LOG Commercial Properties e Participacoes S.A.	1,130
1,305,000		Logan Property Holdings Co Ltd	2,076
966,454		London & Stamford Property plc	2,764
1,718,561	g	Longfor Properties Co Ltd	9,738
120,547		LOTTE Reit Co Ltd	533
286,707		LSR Group PJSC (ADR)	626
46,483		LTC Properties, Inc	1,620
938,000		LVGEM China Real Estate Investment Co Ltd	320
586,823		LXI REIT plc	816
235,267	e	Macerich Co	1,597
145,094		Mack-Cali Realty Corp	1,831
566,539		Macquarie CountryWide Trust	1,371
1,606,890		Macquarie MEAG Prime REIT	522
918,334		Mah Sing Group BHD	147
1,592,050		Manulife US Real Estate Investment Trust	1,185
35,779	*,†,e	Mapeley Ltd	0	^
2,013,384		Mapletree Commercial Trust	2,892
2,629,800		Mapletree Greater China Commercial Trust	1,821
1,740,770		Mapletree Industrial Trust	4,124
2,482,025	e	Mapletree Logistics Trust	3,739
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
32,589	*	Marcus & Millichap, Inc	$897
413,356		Matrix Concepts Holdings BHD	170
6,455	*,e	Maui Land & Pineapple Co, Inc	70
867,800		MBK PCL	333
261,914		Medical Properties Trust, Inc	4,618
722,044		Medinet Nasr Housing	147
24,891		Mega Or Holdings Ltd	601
10,777,111		Megaworld Corp	661
23,969		Melisron Ltd	773
119,482		Mercialys S.A	658
452,548		Merlin Properties Socimi S.A.	3,775
50,639	g	Metrovacesa S.A.	327
1,348,842	g	Mexico Real Estate Management S.A. de C.V.	1,657
1,003,067		MGM Growth Properties LLC	28,066
1,901	*	MID Reit, Inc	1,468
77,399		Mid-America Apartment Communities, Inc	8,974
19,437		Minto Apartment Real Estate REIT NPV	267
71,539		Mirae Asset Maps Asia Pacific Real Estate Investment	250
1,668	*	Mirai Corp	632
3,662,173		Mirvac Group	5,741
1,206,321		Mitsubishi Estate Co Ltd	18,273
318	*	Mitsubishi Estate Logistics REIT Investment Corp	1,312
878,779		Mitsui Fudosan Co Ltd	15,292
1,051	*	Mitsui Fudosan Logistics Park, Inc	5,022
7,540		Mobimo Holding AG.	2,210
111,177		Monmouth Real Estate Investment Corp (Class A)	1,540
11,579		Montea C.V.A	1,371
20,862		Morguard North American Resid	227
26,214		Morguard Real Estate Investment Trust	84
1,963	*	Mori Hills REIT Investment Corp	2,555
365		Mori Trust Hotel Reit, Inc	379
1,113	*	Mori Trust Sogo Reit, Inc	1,408
273,229		Multiplan Empreendimentos Imobiliarios S.A.	945
61,942		National Health Investors, Inc	3,733
90,360		National Retail Properties, Inc	3,118
336,474		National Storage Affiliates Trust	11,006
1,106,325		National Storage REIT	1,446
1,804,581	h	Neo-China Land Group Holdings Ltd	174
193,383		NEPI Rockcastle plc	797
18,621		NESCO Ltd	136
53,150		NETSTREIT Corp	970
137,625		New Senior Investment Group, Inc	550
1,594,620		New World Development Co Ltd	7,784
281,329		Newmark Group, Inc	1,215
66,882		Nexity	2,034
118,943		NexPoint Residential Trust, Inc	5,275
485	*	Nippon Accommodations Fund, Inc	2,799
1,202	*	Nippon Building Fund, Inc	6,803
3,757	*	Nippon ProLogis REIT, Inc	12,670
506	*	NIPPON REIT Investment Corp	1,720
80,551		Nomura Real Estate Holdings, Inc	1,533
4,201	*	Nomura Real Estate Master Fund, Inc	5,263
102,977		Northview Apartment Real Estate Investment Trust	2,786
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
94,199		NorthWest Healthcare Properties Real Estate Investment Trust	$804
20,097		NSI NV	707
312,977	*	Nyfosa AB	2,771
262,503		Oberoi Realty Ltd	1,406
396,600		Oceanwide Holdings Co Ltd	247
75,858		Office Properties Income Trust	1,572
224,186		Omega Healthcare Investors, Inc	6,712
26,114		One Liberty Properties, Inc	427
64,502		Open House Co Ltd	2,337
825,167		Origin Property PCL	165
2,073	*	Orix JREIT, Inc	3,190
2,461,674		OUE Commercial Real Estate Investment Trust	647
204,784		Outfront Media, Inc	2,980
352,422		Overseas Union Enterprise Ltd	305
1,007,345		Oxley Holdings Ltd	160
423,611	*	Pacific Century Premium Developments Ltd	112
1,618,264	*	Palm Hills Developments SAE	146
197,131		Paramount Group, Inc	1,396
286,576		Park Hotels & Resorts, Inc	2,863
443,924		Parkway Life Real Estate Investment Trust	1,353
562,478		Parque Arauco S.A.	787
78,756		Patrizia Immobilien AG.	2,140
664,800		Pavilion Real Estate Investment Trust	246
210,062		Pebblebrook Hotel Trust	2,632
80,098		Phoenix Mills Ltd	635
413,674		Physicians Realty Trust	7,409
612,432		Picton Property Income Ltd	495
199,281		Piedmont Office Realty Trust, Inc	2,704
1,214,556		PLA Administradora Industrial S de RL de C.V.	1,681
31,452	e	Plymouth Industrial REIT, Inc	388
2,921,817		Poly Hong Kong Investment Ltd	818
112,000		Poly Property Development Co Ltd	876
670,099		Poly Real Estate Group Co Ltd	1,573
109,804		PotlatchDeltic Corp	4,623
143,500	e	Powerlong Commercial Management Holdings Ltd	483
1,855,994		Precinct Properties New Zealand Ltd	2,080
111,067		Preferred Apartment Communities, Inc	600
1,479	*	Premier Investment Co	1,722
127,572		Prestige Estates Projects Ltd	436
1,353,758		Primary Health Properties plc	2,591
542,800		Prime US REIT	449
852,826		Prince Housing & Development Corp	318
468,753		ProLogis Property Mexico S.A. de C.V.	909
2,234,883		Prologis, Inc	224,874
2,958		Property & Building Corp	203
1,444,000		Prosperity REIT	427
586,100		Pruksa Holding PCL	200
60,835		PS Business Parks, Inc	7,446
74,851		PSP Swiss Property AG.	9,042
6,658,300	*	PT Bumi Serpong Damai	332
9,156,340		PT Ciputra Development Tbk	399
16,315,400	*,†	PT Hanson International Tbk	27
30,551,640	*	PT Lippo Karawaci Tbk	245
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,883,600		PT Pakuwon Jati Tbk	$380
21,132,378		PT Puradelta Lestari Tbk	284
8,194,500		PT Summarecon Agung Tbk	307
201,350		Public Storage, Inc	44,845
1,556,500	*,e	Purplebricks Group plc	1,477
498,472		QTS Realty Trust, Inc	31,414
7,689,822		Quality House PCL	535
528,841		Radium Life Tech Co Ltd	184
14,061	*,e	Rafael Holdings, Inc	218
189,847		Rayonier, Inc	5,020
74,780	e	Raysum Co Ltd	670
298,515		RDI REIT plc	340
27,517		Re/Max Holdings, Inc	901
220,357		Realogy Holdings Corp	2,080
258,066		Realty Income Corp	15,677
1,024,000	e,g	Redco Properties Group Ltd	434
5,272,190		Redefine Properties Ltd	757
228,401	*	Redfin Corp	11,404
989,000		Redsun Properties Group Ltd	365
585,855		Regency Centers Corp	22,274
1,138,169	g	Regional REIT Ltd	962
190,662		Reit Ltd	701
127,928		Relo Holdings, Inc	3,073
299,678		Resilient REIT Ltd	658
11,432	e	Retail Estates NV	746
180,843		Retail Opportunities Investment Corp	1,883
350,595		Retail Properties of America, Inc	2,037
86,249		Retail Value, Inc	1,084
1,743,889		Rexford Industrial Realty, Inc	79,800
205,595		RioCan Real Estate Investment Trust	2,171
100,700		RiseSun Real Estate Development Co Ltd	113
260,908		RLJ Lodging Trust	2,259
107,373		RMR Group, Inc	2,950
422,277		Road King Infrastructure	505
1,716,684		Robinsons Land Corp	506
539,405		Ronshine China Holdings Ltd	381
136,430		RPT Realty	742
623,620		Ruentex Development Co Ltd	842
347,974	e	Rural Funds Group	575
64,762		Ryman Hospitality Properties	2,383
956,773		Sabana Shari’ah Compliant Industrial REIT	257
378,469		Sabra Healthcare REIT, Inc	5,217
22,488	e	Safehold, Inc	1,396
577,538		Safestore Holdings plc	5,800
138,484	*,e	Sagax AB	506
155,267	*,e	Samhallsbyggnadsbolaget i - D	545
881,172	e	Samhallsbyggnadsbolaget i Norden AB	2,657
34,430	e	SAMTY Co Ltd	519
333	*	Samty Residential Investment Corp	323
10,828,482		Sansiri PCL	206
609,100		Sasseur Real Estate Investment Trust	345
89,757	*	Saudi Real Estate Co	367
10,764		Saul Centers, Inc	286
188,159		Savills plc	1,891
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
166,972		SBA Communications Corp	$53,177
1,313,646		SC Asset Corp PCL	92
5,785,052		Scentre Group	9,211
587,782		Schroder Real Estate Investment Trust Ltd	245
1,139,282		Segro plc	13,691
4,529	*	Sekisui House Reit, Inc	3,343
74,643		Selvaag Bolig ASA	414
55,353	*,e	Seritage Growth Properties	744
261,290		Service Properties Trust	2,077
177,695		Shaftesbury plc	1,139
1,211,044		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,016
89,100		Shanghai Zhangjiang High-Tech Park Development Co Ltd	250
3,315,334		Shenzhen Investment Ltd	973
1,182,969		Shimao Property Holdings Ltd	4,935
293,970	*	Shining Building Business Co Ltd	104
1,221,301		Shopping Centres Australasia Property Group	1,868
3,096,000		Shui On Land Ltd	394
227	*	SIA Reit, Inc	539
1,053,140		Siam Future Development PCL	149
33,000		Sichuan Languang Justbon Services Group Co Ltd	187
2,115,900		Sime Darby Property BHD	295
426,849		Simon Property Group, Inc	27,609
2,608,200		Singha Estate PCL	108
2,949,763		Sino Land Co	3,453
3,768,004		Sino-Ocean Land Holdings Ltd	763
214,692		Sinyi Realty Co	212
1,661,183		Sirius Real Estate Ltd	1,559
249,554		SITE Centers Corp	1,797
205,449		Six of October Development & Investment	164
7,080		SK D&D Co Ltd	251
2,186,000		Skyfame Realty Holdings Ltd	277
105,517	e	SL Green Realty Corp	4,893
21,634		Slate Grocery REIT	171
9,708,852		SM Prime Holdings	5,917
66,698		Smart Real Estate Investment Trust	1,002
41,673		Sobha Developers Ltd	126
2,526,135		Soho China Ltd	687
1,003,869		Soilbuild Business Space REIT	370
578	*	SOSiLA Logistics REIT, Inc	766
1,357,100		SP Setia BHD	252
52,054		Sparkassen Immobilien AG.	886
1,024,200		SPH REIT	666
14,854		Spirit Realty Capital, Inc	501
225,447		ST Modwen Properties plc	909
32,435	*	St. Joe Co	669
390,484		STAG Industrial, Inc	11,906
435,589		Standard Life Investment Property Income Trust Ltd	261
11,764	e	Star Asia Investment Corp	4,906
242	*	Starts Proceed Investment Corp	476
3,307,430		Stockland Trust Group	9,035
394,006	e	Stor-Age Property REIT Ltd	290
1,123,000		StorageVault Canada, Inc	2,699
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
232,042		STORE Capital Corp	$6,365
5,695	*,e	Stratus Properties, Inc	123
245,690		Sumitomo Realty & Development Co Ltd	7,273
153,893		Summit Hotel Properties, Inc	797
73,520		Summit Industrial Income REIT	709
42,729		Summit Real Estate Holdings Ltd	370
441,254		Sun Communities, Inc	62,045
164,780		Sun Frontier Fudousan Co Ltd	1,382
1,363,655		Sun Hung Kai Properties Ltd	17,573
2,457,522		Sunac China Holdings Ltd	9,682
1,880,000	*,e	Suncity Group Holdings Ltd	193
1,138,000		Sunlight Real Estate Investment Trust	512
332,168		Sunstone Hotel Investors, Inc	2,637
1,837,229		Suntec Real Estate Investment Trust	1,970
47,068		Sunteck Realty Ltd	176
1,540,900		Sunway Real Estate Investment	579
1,433,301		Supalai PCL	703
466,000		Swire Pacific Ltd (Class A)	2,256
1,202,194		Swire Properties Ltd	3,185
75,873		Swiss Prime Site AG.	6,891
162,706		TAG Tegernsee Immobilien und Beteiligungs AG.	4,906
321,500	e	Takara Leben Co Ltd	953
490	*	Takara Leben Real Estate Investment Corp	407
844,602		Talaat Moustafa Group	340
130,514	e	Tanger Factory Outlet Centers, Inc	787
66,825		Taubman Centers, Inc	2,225
31,255	*	Tejon Ranch Co	442
193,875		Terreno Realty Corp	10,617
41,480		TOC Co Ltd	258
368,693		Tokyo Tatemono Co Ltd	4,530
549,310		Tokyu Fudosan Holdings Corp	2,373
934	*	Tokyu REIT, Inc	1,306
182,643		Tosei Corp	1,700
2,141	*	Tosei Reit Investment Corp	2,241
2,086	*	Transcontinental Realty Investors, Inc	52
210,964		Tricon Capital Group, Inc	1,749
7,237,394		Tritax Big Box REIT plc	14,454
9,099,120	g	Tritax EuroBox plc	10,309
40,384		UDR, Inc	1,317
1,111,800	*	UEM Land Holdings BHD	98
878,172		UK Commercial Property REIT Ltd	772
47,030		UMH Properties, Inc	637
13,205	e	Unibail-Rodamco-Westfield	487
5,187	e	Unibail-Rodamco-Westfield (Paris)	192
1,834,656	*	Union Properties PJSC	149
1,386,377		Unite Group plc	14,990
1,573,275		United Development Co PSC	806
3,018	*	United Urban Investment Corp	3,358
383,641		Uniti Group, Inc	4,042
9,789		Universal Health Realty Income Trust	558
429,602		UOL Group Ltd	2,111
151,815		Urban & Civic plc	413
371,163		Urban Edge Properties	3,608
52,579		Urstadt Biddle Properties, Inc (Class A)	484
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
13,941	e	Vastned Retail NV	$373
560,299		Ventas, Inc	23,510
187,469		VEREIT, Inc	1,219
986,261		VICI Properties, Inc	23,049
3,583,026		Vicinity Centres	3,578
2,624,000		Vista Land & Lifescapes, Inc	185
21,282		Vornado Realty Trust	717
717,654		Vukile Property Fund Ltd	208
182,572	e	Wallenstam AB	2,776
723,925		Warehouse REIT plc	1,037
225,261		Warehouses De Pauw CVA	8,197
128,221		Washington REIT	2,581
279,111		Watkin Jones plc	509
834,087		Waypoint REIT	1,630
100,014		Weingarten Realty Investors	1,696
595,797		Welltower, Inc	32,822
38,444	e	Wereldhave NV	350
1,095,000		Weyerhaeuser Co	31,229
8,311,209		WHA Corp PCL	744
1,675,638		Wharf Holdings Ltd	3,361
1,829,360	e	Wharf Real Estate Investment Co Ltd	7,499
70,321	*	Whitestone REIT	422
207,830		Wihlborgs Fastigheter AB	4,104
505,940		Wing Tai Holdings Ltd	647
151,985		Workspace Group plc	1,054
21,351		WP Carey, Inc	1,391
44,631	h	WPT Industrial Real Estate Investment Trust	567
183,216		Xenia Hotels & Resorts, Inc	1,609
465,300		Xinhu Zhongbao Co Ltd	232
327,000		Xinji Shaxi Group Co Ltd	105
49,800		Yango Group Co Ltd	54
664,342		Yanlord Land Group Ltd	553
8,497		YH Dimri Construction & Development Ltd	249
454,000		Yincheng International Holding Co Ltd	141
1,514,044	*,e	Yoma Strategic Holdings Ltd	319
604,700		YTL Hospitality REIT	105
1,632,000		Yuexiu Real Estate Investment Trust	763
7,058,000		Yuexiul Property Co Ltd	1,386
2,073,963		Yuzhou Properties Co	826
1,576,000		Zhenro Properties Group Ltd	968
367,500	*	Zhongtian Financial Group Co Ltd	182
1,274,000	*	Zhuguang Holdings Group Co Ltd	202
		TOTAL REAL ESTATE	3,358,573

RETAILING - 7.5%
208,972	*	1-800-FLOWERS.COM, Inc (Class A)	5,212
209,028		Aaron’s, Inc	11,841
27,469		ABC-Mart, Inc	1,430
98,535		Abercrombie & Fitch Co (Class A)	1,373
365,827		Accent Group Ltd	436
30,130		Adastria Holdings Co Ltd	475
96,667		Advance Auto Parts, Inc	14,838
555,900		Aeon Co M BHD	107
1,687,400	*	Alibaba Group Holding Ltd	61,946
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,818,445	*	Alibaba Group Holding Ltd (ADR)	$828,566
1,138,700	*	AllHome Corp	137
15,990		Alpen Co Ltd	303
1,017,949	*	Amazon.com, Inc	3,205,247
249,403	e	American Eagle Outfitters, Inc	3,694
6,546	*,e	America’s Car-Mart, Inc	556
322,904	*	AO World plc	899
35,200	e	AOKI Holdings, Inc	177
53,841	e	Aoyama Trading Co Ltd	284
172,283		AP Eagers Ltd	1,138
34,122		Arata Corp	1,703
30,376		Arc Land Sakamoto Co Ltd	624
17,558		Asahi Co Ltd	308
42,830	*	Asbury Automotive Group, Inc	4,174
62,764		ASKUL Corp	2,564
488,847	*	ASOS plc	32,457
83,013	*,e	At Home Group, Inc	1,234
75,488		Autobacs Seven Co Ltd	983
124,923	*	Autonation, Inc	6,612
35,343	*	AutoZone, Inc	41,621
3,938,905		B&M European Value Retail S.A.	25,111
38,846	g	B&S Group Sarl	301
3,708,381	*	B2W Companhia Global Do Varejo	59,417
301,318	*,e	Baozun, Inc (ADR)	9,790
288,859	e	Bed Bath & Beyond, Inc	4,327
55,005	e	Belluna Co Ltd	501
844,473		Berjaya Auto BHD	282
915,252		Best Buy Co, Inc	101,858
105,800	*	BIC CAMERA, Inc	1,176
60,788		Big Lots, Inc	2,711
154,436		Bilia AB	1,941
713,243	*	BJ’s Wholesale Club Holdings, Inc	29,635
5,035,696	*	boohoo.com plc	24,311
137,536	*	Booking Holdings, Inc	235,280
21,964	*,e	Boot Barn Holdings, Inc	618
45,519	*,g	Boozt AB	633
537,000	*,†,e	Boshiwa International Holding	1
111,490	e	Boyd Group Services, Inc	17,221
46,473	e	Buckle, Inc	948
161,768	*	Burlington Stores, Inc	33,339
367,462		Burson Group Ltd	1,807
94,624		C&A Modas Ltd	194
70,258		Caleres, Inc	672
203,697	e	Camping World Holdings, Inc	6,060
94,963	e	Canadian Tire Corp Ltd	9,565
597,922	*	CarMax, Inc	54,955
111,736	*,e	CarParts.com, Inc	1,208
78,351	*,e	Carvana Co	17,477
37,586		Cato Corp (Class A)	294
405,716	e	Children’s Place, Inc	11,502
419,000	e	China Animation Characters Co Ltd	137
798,000	e	China Harmony New Energy Auto Holding Ltd	317
2,898,842		China Meidong Auto Holdings Ltd	11,168
946,500	e	China ZhengTong Auto Services Holdings Ltd	92
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,316		Chiyoda Co Ltd	$143
17,949	e	Citi Trends, Inc	448
686,000	*	City Telecom (HK) Ltd	976
15,455		CJ O Shopping Co Ltd	1,880
113,866	e	Clas Ohlson AB (B Shares)	1,157
507,479		Com7 PCL (Foreign)	635
92,452	*	Conn’s, Inc	978
35,643	*,e	Container Store Group, Inc	221
199,430		Core-Mark Holding Co, Inc	5,770
6,457		Cuckoo Homesys Co Ltd	230
169,146		DCM Japan Holdings Co Ltd	2,330
58,051		Delek Automotive Systems Ltd	285
218,349	*,g	Delivery Hero AG.	25,053
118,250		Designer Brands, Inc	642
143,281	*	Despegar.com Corp	911
241,662		Dick’s Sporting Goods, Inc	13,987
35,350		Dieteren S.A.	2,198
13,430	e	Dillard’s, Inc (Class A)	490
633,450		Dohome PCL	301
409,930		Dollar General Corp	85,930
384,969	*	Dollar Tree, Inc	35,163
630,995		Dollarama, Inc	24,187
386,500		Don Quijote Co Ltd	9,001
25,100		Doshisha Co Ltd	505
51,876	e	Dufry Group	1,606
42,752	*,e	Duluth Holdings, Inc	522
113,266		Dunelm Group plc	2,039
60,242	g	Dustin Group AB	379
1,028,062		eBay, Inc	53,562
84,578		EDION Corp	886
68,952	*	eDreams ODIGEO S.A.	186
118,300	e	Enigmo, Inc	1,877
7,295	*,e	Envela Corp	31
207,045	*	Etsy, Inc	25,183
358,492	g	Europris ASA	1,838
543,196		Expedia Group, Inc	49,806
903,000		Far Eastern Department Stores Co Ltd	763
695,615	*,e	Farfetch Ltd	17,502
58,179		Fast Retailing Co Ltd	36,561
68,757	*	Fawaz Abdulaziz Al Hokair & Co	425
82,990	*	Five Below, Inc	10,540
11,899	*,e	Fiverr International Ltd	1,654
124,369	*	Floor & Decor Holdings, Inc	9,303
17,166		Foot Locker, Inc	567
314,356	e	Foschini Ltd	1,539
19,400		Fuji Co Ltd	350
43,075	*,e	Funko, Inc	249
127,898	*	Future Enterprises Ltd	156
60,715		Future Lifestyle Fashions Ltd	73
286,935	*,e	GameStop Corp (Class A)	2,927
23,386		Gap, Inc	398
24,571	*	Genesco, Inc	529
18,574	e	Genuine Parts Co	1,768
34,600		Geo Holdings Corp	550
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,338,000		Giordano International Ltd	$234
1,165,057		Gocompare.Com Group plc	1,609
4,932,494	*,e	GOME Electrical Appliances Holdings Ltd	653
604,500	*	Grand Baoxin Auto Group Ltd	86
5,487	*,e	Greenlane Holdings Inc	12
28,092		Group 1 Automotive, Inc	2,483
19,460		Groupe Fnac	872
37,681	*	Groupon, Inc	769
30,838	*,e	GrowGeneration Corp	493
511,579	*	GrubHub, Inc	37,003
88,553	*	Grupo SBF S.A.	400
2,870		GS Home Shopping, Inc	317
70,693		Guess?, Inc	821
74,500		Gulliver International Co Ltd	449
628,120		Halfords Group plc	1,470
93,225	e	Hankyu Department Stores, Inc	607
615,162	e	Harvey Norman Holdings Ltd	2,002
31,567		Haverty Furniture Cos, Inc	661
550,614	*	HelloFresh SE	30,600
20,416,000	*,e	HengTen Networks Group Ltd	770
398,644		Hennes & Mauritz AB (B Shares)	6,868
55,178	*,e	Hibbett Sports, Inc	2,164
34,590		Hikari Tsushin, Inc	8,253
2,687,172		Home Depot, Inc	746,255
2,757,384		Home Product Center PCL (Foreign)	1,257
9,079		Hornbach Baumarkt AG.	482
25,184		Hornbach Holding AG. & Co KGaA	2,941
221,618		Hotai Motor Co Ltd	4,961
16,445		Hotel Shilla Co Ltd	1,065
2,285,000	*,†	Hsin Chong Group Holdings Ltd	3
75,296	*,e	Hudson Ltd	572
13,262		Hyundai Department Store Co Ltd	638
5,263		Hyundai Home Shopping Network Corp	321
450,027		Inchcape plc	2,552
934,243		Industria De Diseno Textil S.A.	25,845
231,075	e	Isetan Mitsukoshi Holdings Ltd	1,227
40,400		Izumi Co Ltd	1,473
252,600		J Front Retailing Co Ltd	1,829
31,091		Jardine Cycle & Carriage Ltd	413
80,576		Jarir Marketing Co	4,034
218,441		JB Hi-Fi Ltd	7,427
408,216		JD Sports Fashion plc	4,261
194,232	*	JD.com, Inc	7,479
2,440,324	*	JD.com, Inc (ADR)	189,394
14,142		Jin Co Ltd	1,117
20,120		Joshin Denki Co Ltd	503
94,274		Joyful Honda Co Ltd	1,538
49,353		JUMBO S.A.	864
66,910	*,g	Just Eat Takeaway	7,489
36,187	e	Keiyo Co Ltd	302
138,216		Kering	91,685
1,486,569		Kingfisher plc	5,694
9,100	e	Kintetsu Department Store Co Ltd	282
69,312		Kogan.com Ltd	1,012
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
70,485		Kohl’s Corp	$1,306
73,205		Kohnan Shoji Co Ltd	2,852
109,532		Komeri Co Ltd	3,462
209,528		K’s Holdings Corp	2,837
100,837		L Brands, Inc	3,208
21,347	*,e	Lands’ End, Inc	278
42,600		Liaoning Cheng Da Co Ltd	146
370,000	*	Lifestyle China Group Ltd	57
514,000		Lifestyle International Holdings Ltd	421
44,860	*,e	Liquidity Services, Inc	335
51,077		Lithia Motors, Inc (Class A)	11,642
43,603	*	LKQ Corp	1,209
1,556,190		Lojas Americanas S.A. (Preference)	7,867
1,122,400	*	Lojas Quero Quero S	2,788
745,817		Lojas Renner S.A.	5,266
8,562		LOTTE Himart Co Ltd	221
6,461		Lotte Shopping Co Ltd	433
59,444	e	Lovisa Holdings Ltd	358
1,984,841		Lowe’s Companies, Inc	329,206
380,561		Luk Fook Holdings International Ltd	923
48,212	*	Lumber Liquidators, Inc	1,063
498,046	e	Macy’s, Inc	2,839
1,226,509		Magazine Luiza S.A.	19,481
457,848	*,e	Magnite, Inc	3,180
50,923	g	Maisons du Monde S.A.	765
1,238,428	*	MakeMyTrip Ltd	19,022
433,526	*,g	Maoyan Entertainment	754
129,951	*,e	MarineMax, Inc	3,336
195,580	*	Marisa Lojas S.A.	242
5,319,952		Marks & Spencer Group plc	6,676
131,209	e	Marui Co Ltd	2,518
40,802		Matas A.S.	475
29,716	e	Matsuya Co Ltd	213
8,571	e	Media Do Holdings Co Ltd	623
4,284,000	*	Meituan Dianping (Class B)	134,951
44,888		Mekonomen AB	466
15,284	*	MercadoLibre, Inc	16,545
59,600	*,e	Mercari, Inc	2,754
246,879	*	Metro AG.	1,213
119,071	*,e	Michaels Cos, Inc	1,150
45,693		Mobilezone Holding AG.	453
34,141		momo.com, Inc	831
597,751		Moneysupermarket.com Group plc	2,060
39,168		Monro Muffler, Inc	1,589
152,968		Motus Holdings Ltd	393
1,174,311		Mr Price Group Ltd	9,208
227,000	*,e,g	Mulsanne Group Holding Ltd	167
23,206	*	Murphy USA, Inc	2,977
33,617	*	Musti Group Oyj	818
678,795		Naspers Ltd (N Shares)	119,891
157,175	*	National Vision Holdings, Inc	6,010
1,142,716		New Carphone Warehouse plc	1,376
93,299		Next plc	7,153
46,620	e	Nextage Co Ltd	510
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
46,835		Nishimatsuya Chain Co Ltd	$637
94,304		Nitori Co Ltd	19,564
107,762		Nojima Corp	2,908
510,059	e	Nordstrom, Inc	6,080
438,211	*	Ocado Ltd	15,499
207,438	*	ODP Corp	4,035
27,400	*	Oisix ra daichi, Inc	887
73,457	*	Ollie’s Bargain Outlet Holdings, Inc	6,416
168,108	g	On the Beach Group plc	529
4,688	*,e	OneWater Marine, Inc	96
12,184	*,e	Open Door, Inc	159
142,942	*	O’Reilly Automotive, Inc	65,908
82,122	*	Overstock.com, Inc	5,966
287,087		Padini Holdings BHD	161
23,528		Pal Co Ltd	250
145,315		Paltac Corp	7,350
84,780		PC Home Online	296
45,558	e	Penske Auto Group, Inc	2,171
507,006	e,g	Pepkor Holdings Ltd	337
14,466	e	PetMed Express, Inc	457
704,900		Petrobras Distribuidora S.A.	2,529
558,520		Pets at Home Group plc	3,053
573,482	*	Pinduoduo, Inc (ADR)	42,524
65,931		Pool Corp	22,057
2,529,129		Pou Sheng International Holdings Ltd	643
51,701		Poya Co Ltd	989
232,106		Premier Investments Ltd	3,450
524,800	*	Prosus NV	48,440
3,523,500		PT ACE Hardware Indonesia Tbk	378
2,205,300	*	PT Bintang Oto Global Tbk	229
121,892,100		PT Matahari Department Store Tbk	8,060
7,458,479		PT Mitra Adiperkasa Tbk	287
2,191,068		PT Ramayana Lestari Sentosa Tbk	78
768,468		PTG Energy PCL (Foreign)	451
138,925	*	Quotient Technology, Inc	1,025
570,117		Qurate Retail Group, Inc QVC Group	4,093
1,040,865	*	Rakuten, Inc	11,224
87,314	*	Real Matters, Inc	1,702
125,687	*,e	RealReal, Inc	1,819
227,237		Rent-A-Center, Inc	6,792
30,997	*	RH	11,860
716,396		Ripley Corp S.A.	196
78,809	*,g	Rocket Internet SE	1,726
490,362	e	Ross Stores, Inc	45,761
164,700		Ryohin Keikaku Co Ltd	2,737
1,233,831	e	SA SA International Holdings Ltd	215
1,089,817		SACI Falabella	3,192
171,034	*,e	Sally Beauty Holdings, Inc	1,486
52,300	e	Sanrio Co Ltd	944
94,918		Saudi Co For Hardware CJSC	1,301
23,668	*	Seobu Truck Terminal Co Ltd	127
215,681		Seria Co Ltd	9,204
47,300		Shanghai Yuyuan Tourist Mart Group Co Ltd	61
42,906	e	Shimachu Co Ltd	1,451
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,892		Shimamura Co Ltd	$1,641
3,805		Shinsegae Co Ltd	688
2,648		Shinsegae International Co Ltd	342
684,000		Shirble Department Stores	56
15,422	e	Shoe Carnival, Inc	518
12,247	*,g	Shop Apotheke Europe NV	2,133
19,882		Shutterstock, Inc	1,035
85,005	e	Signet Jewelers Ltd	1,590
40,225	g	Sleep Country Canada Holdings, Inc	602
102,330	*	Sleep Number Corp	5,005
45,785	*,e,g	SMCP S.A.	207
128,688		Sonic Automotive, Inc (Class A)	5,168
436,397	*	Sports Direct International plc	1,935
149,426	*,e	Sportsman’s Warehouse Holdings, Inc	2,138
25,882	*	Stamps.com, Inc	6,236
198,430	e	Start Today Co Ltd	5,537
61,076	*,e	Stitch Fix Inc	1,657
315,900		Suning.com Co Ltd	423
514,500		Super Cheap Auto Group Ltd	3,913
352,899	*	Super Group Ltd	425
149,951		Takashimaya Co Ltd	1,189
106,972	*,e,g	Takeaway.com Holding BV	11,975
37,096		Takkt AG.	463
1,250,588	e	Target Corp	196,868
22,069		Telepark Corp	415
470,000	*	Temple & Webster Group Ltd	4,200
148,000		Test-Rite International Co	123
4,442,689	*	THG Holdings Ltd	34,293
177,811		Tiffany & Co	20,599
38,741		Tilly’s, Inc	234
2,632,121		TJX Companies, Inc	146,478
84,141		Tokmanni Group Corp	1,486
831,800	*	Tongcheng-Elong Holdings Ltd	1,526
5,933,054	g	Topsports International Holdings Ltd	8,248
152,526		Tractor Supply Co	21,863
1,380,396	*,g	Trainline plc	6,438
670,833	*	Trip.com Group Ltd (ADR)	20,890
384,487	e	Truworths International Ltd	715
124,378	*	Ulta Beauty, Inc	27,858
23,599	e	United Arrows Ltd	343
26,929		United Electronics Co	501
113,944	*,e	Urban Outfitters, Inc	2,371
170,043		USS Co Ltd	3,043
126,623	*,e	Uxin Ltd (ADR)	110
3,813	e	Valora Holding AG.	709
1,169,800	*	Via Varejo S.A.	3,614
1,906,500	*	Vipshop Holdings Ltd (ADR)	29,818
7,303		V-Mart Retail Ltd	196
35,267	*	Vroom, Inc	1,826
86,988		VT Holdings Co Ltd	337
364,354	*	Waitr Holdings Inc	1,173
98,606	*,e	Wayfair, Inc	28,695
455,928	e	Webjet Ltd	1,288
1,119,133		Wesfarmers Ltd	35,772
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,122	e	Weyco Group, Inc	$83
146,366		WH Smith plc	1,798
1,309,900		Wilcon Depot, Inc	433
114,320		Williams-Sonoma, Inc	10,339
10,442		Winmark Corp	1,798
3,612,148		Woolworths Holdings Ltd	7,576
82,800	e	Workman Co Ltd	7,288
78,900		World Co Ltd	1,069
176,200		Wuchan Zhongda Group Co Ltd	120
22,042		Xebio Co Ltd	159
1,282,794		Yamada Denki Co Ltd	6,397
106,033		Yellow Hat Ltd	1,773
28,500	*	Yume No Machi Souzou Iinkai Co Ltd	761
178,514	*,g	Zalando SE	16,679
281,500		Zhongsheng Group Holdings Ltd	1,771
6,838	*	zooplus AG.	1,272
95,137	*,e	Zumiez, Inc	2,647
		TOTAL RETAILING	8,392,665

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
108,648	*	Acacia Communications, Inc	7,323
200,615		A-DATA Technology Co Ltd	385
59,938	*	Advanced Energy Industries, Inc	3,772
3,494,286	*	Advanced Micro Devices, Inc	286,497
10,439		Advanced Process Systems Corp	196
134,483		Advanced Wireless Semiconductor Co	476
268,200		Advantest Corp	13,045
126,877	*	Aixtron AG.	1,531
55,000		Alchip Technologies Ltd	939
35,211	*	Alpha & Omega Semiconductor Ltd	451
44,152	*	Ambarella, Inc	2,304
616,808	*	Amkor Technology, Inc	6,908
293,334	*	ams AG.	6,632
673,883		Analog Devices, Inc	78,669
3,629,759		Applied Materials, Inc	215,789
371,738		Ardentec Corp	422
2,595,963		ASE Industrial Holding Co Ltd	5,345
108,892		ASM International NV	15,609
360,256		ASM Pacific Technology	3,688
22,000		ASMedia Technology, Inc	1,115
785,408		ASML Holding NV	290,108
55,000		ASPEED Technology, Inc	2,176
12,794	*,e	Atomera, Inc	134
37,707	*	Atto Co Ltd	139
30,930	*	Axcelis Technologies, Inc	680
67,959	*,e	AXT, Inc	416
80,025		BE Semiconductor Industries NV	3,431
3,512,000	*	Beijing Energy International Holding Co Ltd	109
1,203,038		Broadcom, Inc	438,291
271,373		Brooks Automation, Inc	12,554
16,476	*	Ceva, Inc	649
104,000		Chang Wah Technology Co Ltd	135
11,538	*,†	China Energy Savings Technology, Inc	0
1,383,000		Chipbond Technology Corp	3,048
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
540,436		ChipMOS Technologies, Inc	$537
85,546	*	Cirrus Logic, Inc	5,770
63,997		Cohu, Inc	1,099
594,456	*	Cree, Inc	37,891
6,231	*	CyberOptics Corp	198
42,469	e	Dainippon Screen Manufacturing Co Ltd	2,267
9,399	*	Daqo New Energy Corp (ADR)	1,271
207,684	*	Dialog Semiconductor plc	9,052
109,318	*	Diodes, Inc	6,171
39,180		Disco Corp	9,580
155,910		Dongbu HiTek Co Ltd	4,995
38,097	*	DSP Group, Inc	502
275,400		Elan Microelectronics Corp	1,395
229,000		Elite Semiconductor Memory Technology, Inc	297
10,193		Elmos Semiconductor AG.	248
57,571		eMemory Technology, Inc	1,022
394,960	*	Enphase Energy, Inc	32,620
196,598		Entegris, Inc	14,615
8,341		Eo Technics Co Ltd	706
94,000		Episil-Precision, Inc	218
1,038,000		Epistar Corp	1,279
853,000		Everlight Electronics Co Ltd	1,099
212,060		Faraday Technology Corp	324
39,433		Ferrotec	340
133,770	*	First Solar, Inc	8,856
306,000		Forhouse Corp	116
362,222	*	Formfactor, Inc	9,030
153,000		Formosa Advanced Technologies Co Ltd	185
691,200		Formosa Sumco Technology Corp	2,525
58,376		Foxsemicon Integrated Technology, Inc	366
13,196,000	*,e	GCL Poly Energy Holdings Ltd	558
545,200	*	GCL System Integration Technology Co Ltd	304
30,437	*	GemVax & Kael Co Ltd	601
25,820		Gigadevice Semiconductor Beijing, Inc	659
68,000		Global Lighting Technologies, Inc	244
83,000		Global Unichip Corp	753
274,000		Globalwafers Co Ltd	3,666
491,233		Globetronics Technology BHD	315
259,000		Greatek Electronics, Inc	441
12,289	*,e	GSI Technology, Inc	69
85,000		Hangzhou Silan Microelectronics Co Ltd	202
21,323		Hanmi Semiconductor Co Ltd	190
171,000		Holtek Semiconductor, Inc	382
216,000	e,g	Hua Hong Semiconductor Ltd	832
1,216,993		Hynix Semiconductor, Inc	87,237
21,537	*	Ichor Holdings Ltd	465
75,839	*,e	Impinj, Inc	1,998
2,902,031		Infineon Technologies AG.	81,796
5,683	*	Innox Advanced Materials Co Ltd	231
196,263	*	Inphi Corp	22,031
9,043,760	e	Intel Corp	468,286
851,855	*,e	IQE plc	561
6,340	*	ITM Semiconductor Co Ltd	314
70,913		Japan Material Co Ltd	994
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
64,000		Jentech Precision Industrial Co Ltd	$680
114,327	*,e	JinkoSolar Holding Co Ltd (ADR)	4,546
1,043,000		King Yuan Electronics Co Ltd	1,105
251,000		Kinsus Interconnect Technology Corp	577
138,106		KLA Corp	26,757
10,593		Koh Young Technology, Inc	811
331,894		Lam Research Corp	110,106
69,800		Land Mark Optoelectronics Corp	603
102,448		Lasertec Corp	8,421
496,005	*	Lattice Semiconductor Corp	14,364
9,464		LEENO Industrial Inc	997
175,000	*	Lite-On Semiconductor Corp	254
229,350		LONGi Green Energy Technology Co Ltd	2,537
30,278		Machvision, Inc	300
66,754	*	MACOM Technology Solutions Holdings, Inc	2,270
1,752,000		Macronix International	1,954
76,500		Malaysian Pacific Industries BHD	348
67,000		Marketech International Corp	243
4,375,076		Marvell Technology Group Ltd	173,691
8,543	*,e	Maxeon Solar Technologies Ltd	145
239,796		Maxim Integrated Products, Inc	16,213
121,149	*	MaxLinear, Inc	2,815
3,056,965		MediaTek, Inc	64,774
18,089		Megachips Corp	495
22,237		Melexis NV	1,730
217,059		Microchip Technology, Inc	22,305
2,867,870	*	Micron Technology, Inc	134,675
31,400		Micronics Japan Co Ltd	330
17,991		Mimasu Semiconductor Industry Co Ltd	413
22,206		Mitsui High-Tec, Inc	444
55,624		MKS Instruments, Inc	6,076
136,811		Monolithic Power Systems, Inc	38,254
110,852	*	Nanometrics, Inc	3,301
629,000		Nanya Technology Corp	1,264
2,173,860	*	Neo Solar Power Corp	875
227,705	*	NeoPhotonics Corp Ltd	1,387
15,865		NEPES Corp	425
158,081	*	Nordic Semiconductor ASA	1,631
51,833	*	Nova Measuring Instruments Ltd	2,722
285,452		Novatek Microelectronics Corp Ltd	2,633
101,000		Nuvoton Technology Corp	147
10,931	e	NVE Corp	536
1,414,974		NVIDIA Corp	765,812
1,883,445		NXP Semiconductors NV	235,073
374,045	*,e	ON Semiconductor Corp	8,113
37,952		Optorun Co Ltd	773
217,100		Pan Jit International, Inc	275
68,401		Parade Technologies Ltd	2,501
21,482	*,e	PDF Solutions, Inc	402
67,195		Phison Electronics Corp	620
103,610	*	Photronics, Inc	1,032
120,613		Pixart Imaging, Inc	748
33,141	*,e	Pixelworks, Inc	68
53,891	e	Power Integrations, Inc	2,986
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
359,597		Powertech Technology, Inc	$1,081
100,911	*	Qorvo, Inc	13,019
3,500,341		QUALCOMM, Inc	411,920
1,337,983		Radiant Opto-Electronics Corp	5,131
382,322	*	Rambus, Inc	5,234
237,598		Realtek Semiconductor Corp	3,046
6,215,615	*	Renesas Electronics Corp	45,620
13,456		RFHIC Corp	472
48,000		RichWave Technology Corp	401
126,606		Rohm Co Ltd	9,788
10,907		Rorze Corp	518
8,800		RS Technologies Co Ltd	282
264,638		Sanan Optoelectronics Co Ltd	957
23,613		Sanken Electric Co Ltd	555
128,000		SDI Corp	262
1,799,647	*,e	Semiconductor Manufacturing International Corp	4,213
119,117	*	Semtech Corp	6,308
37,484		Seoul Semiconductor Co Ltd	550
8,400		SG Micro Corp	371
246,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	420
25,300		Shenzhen Goodix Technology Co Ltd	588
7,540		Shindengen Electric Manufacturing Co Ltd	144
665,500		Shinko Electric Industries	11,662
41,000		ShunSin Technology Holding Ltd	139
335,116		Sigurd Microelectronics Corp	440
192,588		Silergy Corp	11,418
79,857	*	Silicon Laboratories, Inc	7,814
10,225		Silicon Works Co Ltd	393
23,480		Siltronic AG.	2,104
477,838		Sino-American Silicon Products, Inc	1,610
16,211	*	SiTime Corp	1,362
105,567		Sitronix Technology Corp	480
837,113		Skyworks Solutions, Inc	121,800
11,735	*	SMA Solar Technology AG.	525
12,096	*	SMART Global Holdings, Inc	331
24,594	*,e	SOITEC	3,541
70,800	*	SolarEdge Technologies, Inc	16,875
1,495,042	*	STMicroelectronics NV	45,853
79,482	*	STS Semiconductor & Telecommunications	345
2,267,016		Sumco Corp	31,986
204,168	*,e	SunPower Corp	2,554
61,636	*	Synaptics, Inc	4,957
201,000		Taiwan Semiconductor Co Ltd	283
40,283,358	*	Taiwan Semiconductor Manufacturing Co Ltd	606,026
1,528,310	*	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	123,900
1,047,847		Taiwan Surface Mounting Technology Co Ltd	3,797
268,741		Teradyne, Inc	21,354
12,514		TES Co Ltd	274
1,536,359		Texas Instruments, Inc	219,377
156,200		Tianjin Zhonghuan Semiconductor Co Ltd	510
157,500		Tianshui Huatian Technology Co Ltd	319
4,129		Tokai Carbon Korea Co Ltd	336
139,889		Tokyo Electron Ltd	36,547
42,600		Tokyo Seimitsu Co Ltd	1,357
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
65,000	*	TongFu Microelectronics Co Ltd	$220
341,330		Topco Scientific Co Ltd	1,354
19,513		Toptec Co Ltd	271
664,473	*	Tower Semiconductor Ltd	12,107
111,162	*	Tower Semiconductor Ltd (Tel Aviv)	2,064
6,100		Tri Chemical Laboratories, Inc	712
1,746,000	*,†	Trony Solar Holdings Co Ltd.	2
7,119	e	U-Blox AG.	396
88,035	*	Ultra Clean Holdings	1,889
51,244		Ulvac, Inc	1,867
15,641,071		United Microelectronics Corp	15,428
103,216		Universal Display Corp	18,655
902,628		Vanguard International Semiconductor Corp	3,020
77,785	*,e	Veeco Instruments, Inc	908
190,000	*	Via Technologies, Inc	239
66,100	*	Visionox Technology, Inc	153
136,068		Visual Photonics Epitaxy Co Ltd	373
152,000		ViTrox Corp BHD	446
464,975		Wafer Works Corp	553
31,700		Will Semiconductor Ltd	831
4,900,000		Win Semiconductors Corp	48,859
1,662,000		Winbond Electronics Corp	810
28,101		WONIK IPS Co Ltd	799
123,700		Wuxi Taiji Industry Co Ltd	187
38,917	*,g	X-Fab Silicon Foundries SE	135
27,690	*,e,g	X-Fab Silicon Foundries SE	96
314,162		Xilinx, Inc	32,748
149,000	*	XinTec, Inc	609
3,709,000		Xinyi Solar Holdings Ltd	5,913
65,300		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	296
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,846,315

SOFTWARE & SERVICES - 11.4%
84,840	*	21Vianet Group, Inc (ADR)	1,965
128,541	*	2U, Inc	4,352
122,000		360 Security Technology, Inc	299
88,577	*	8x8, Inc	1,377
162,102	*	A10 Networks, Inc	1,033
996,012	e	Accenture plc	225,089
112,554	*,e	ACI Worldwide, Inc	2,941
542,090	*	Adobe, Inc	265,857
72,792	*,g	Adyen NV	134,264
612,530	*	Afterpay Touch Group Ltd	36,105
3,340,000	*	AGTech Holdings Ltd	125
5,596		Ahnlab, Inc	315
821	*	AI inside, Inc	346
119,800		Aisino Corp	279
123,310	*	Akamai Technologies, Inc	13,631
109,063	*	Alarm.com Holdings, Inc	6,026
79,451	*,g	Alfa Financial Software Holdings plc	128
68,969		Alliance Data Systems Corp	2,895
7,100	*,e	Alpha Systems, Inc	246
40,162	*,e	Altair Engineering, Inc	1,686
32,346		Alten	3,064
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
77,094	*,e	Alteryx, Inc	$8,754
130,848		Altium Ltd	3,402
552,048		Amadeus IT Holding S.A.	30,659
135,283	e	Amdocs Ltd	7,767
26,859	*	American Software, Inc (Class A)	377
934,889	*	Anaplan, Inc	58,505
68,508	*	Ansys, Inc	22,418
174,543		Appen Ltd	4,315
14,732	*	Appfolio, Inc	2,089
30,690	*,e	Appian Corp	1,987
17,600		Argo Graphics, Inc	605
100,060	*	Aspen Technology, Inc	12,667
78,733		Asseco Poland S.A.	1,415
21,997	*,e	Asure Software, Inc	166
180,159	*	Atlassian Corp plc	32,751
93,854		Atos Origin S.A.	7,542
8,244		Aubay	303
316,392	*	Autodesk, Inc	73,090
636,697		Automatic Data Processing, Inc	88,813
148,090	*	Avalara, Inc	18,858
1,569,407	g	Avast plc	10,655
313,045	*	Avaya Holdings Corp	4,758
60,504		Aveva Group plc	3,732
76,400	*,e	BASE, Inc	8,054
9,744	*	BasWare Oyj	433
137,587		Bechtle AG.	27,840
22,680		Beijing E-Hualu Information Technology Co Ltd	117
51,970		Beijing Shiji Information Technology Co Ltd	294
89,400		Beijing Sinnet Technology Co Ltd	295
66,480	*	Benefitfocus, Inc	745
12,693	*	BigCommerce Holdings, Inc	1,057
81,698	*	Bill.Com Holdings, Inc	8,195
275,595	*	Black Knight, Inc	23,991
57,522		Blackbaud, Inc	3,211
491,369	*	Blackberry Ltd (New)	2,255
97,022	*	Blackline, Inc	8,696
279,077	*,e	Blue Prism Group plc	4,796
260,694		Booz Allen Hamilton Holding Co	21,632
34,730	*	Bottomline Technologies, Inc	1,464
563,325	*	Box, Inc	9,779
286,497		Bravura Solutions Ltd	707
222,643	*	Brightcove, Inc	2,280
92,000		Broadleaf Co Ltd	478
164,761		Broadridge Financial Solutions, Inc	21,748
107,857	*	CACI International, Inc (Class A)	22,991
416,010	*	Cadence Design Systems, Inc	44,359
31,737	*	Cafe24 Corp	1,619
42,870		Cancom SE	2,214
168,454		Cap Gemini S.A.	21,612
35,080	*	Cardtronics plc	695
11,103		Cass Information Systems, Inc	447
177,411		CDK Global, Inc	7,733
61,502	*	Cerence Inc	3,006
159,016	*	Ceridian HCM Holding, Inc	13,143
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
219,499	*	CGI, Inc	$14,899
17,200	*,e	Change, Inc	1,379
185,894	*	ChannelAdvisor Corp	2,690
283,500	*,e	Chatwork Co Ltd	5,435
654,806	*,e	Check Point Software Technologies	78,799
13,200,000	*	China Innovationpay Group Ltd	2,785
23,000		China National Software & Service Co Ltd	282
75,600		China TransInfo Technology Co Ltd	245
15,464,000	e	Chinasoft International Ltd	11,291
1,195,713		Cielo S.A.	837
90,095		Citrix Systems, Inc	12,407
481,085	*	Cloudera, Inc	5,239
996,932	*	Cloudflare, Inc	40,934
385,681		Cognizant Technology Solutions Corp (Class A)	26,774
147,047	*	Commvault Systems, Inc	6,000
117,852		Computacenter plc	3,599
57,436		Computer Engineering & Consulting Ltd	891
450,828		Computershare Ltd	3,988
25,288	e	Comture Corp	635
702,258	*	Conduent, Inc	2,233
20,922		Constellation Software, Inc	23,249
165,830		CoreLogic Inc	11,222
62,112	*	Cornerstone OnDemand, Inc	2,258
47,268	*	Coupa Software, Inc	12,963
38,279	*,g	Crayon Group Holding ASA	501
221,755	*	Crowdstrike Holdings, Inc	30,451
51,400		CSG Systems International, Inc	2,105
108,472	*	CyberArk Software Ltd	11,218
101,680		Cybozu, Inc	3,212
532,449		Dassault Systemes S.A.	99,345
166,964		Data#3 Ltd	794
243,380	*	Datadog, Inc	24,864
4,713		Datagroup SE	246
523,200	*	Descartes Systems Group, Inc	29,803
5,753		Devoteam S.A.	655
198,100		DHC Software Co Ltd	298
11,025	*,e	Digimarc Corp	246
12,700	e	Digital Arts, Inc	1,041
1,710,831	e	Digital China Holdings Ltd	1,421
37,313		Digital Garage, Inc	1,274
245,767	*	Digital Turbine, Inc	8,046
158,030	*	DocuSign, Inc	34,014
134,545	*	Domo, Inc	5,157
192,966	*	Dropbox, Inc	3,717
45,300		DTS Corp	964
20,471	*	Duck Creek Technologies, Inc	930
17,039		DuzonBIzon Co Ltd	1,518
169,197		DXC Technology Co	3,020
869,100	*	Dye & Durham Ltd	14,503
352,215	*	Dynatrace, Inc	14,448
24,100	*	Ebase Co Ltd	315
29,954	e	Ebix, Inc	617
138,942	e	Econocom Group S.A.	419
136,676		Edenred	6,136
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
24,290	*	eGain Corp	$344
82,730	*,e	Elastic NV	8,926
88,748		Ementor ASA	1,093
319,003	*,e	EML Payments Ltd	664
165,745	*	Endurance International Group Holdings, Inc	951
45,125		Enghouse Systems Ltd	2,466
46,609	*	Envestnet, Inc	3,596
40,983	*	EPAM Systems, Inc	13,249
391,555	g	Equiniti Group plc	574
42,365	*	Euronet Worldwide, Inc	3,859
49,389	*	Everbridge, Inc	6,210
154,746		EVERTEC, Inc	5,371
57,323	*	Evo Payments, Inc	1,424
36,587	*	ExlService Holdings, Inc	2,414
40,981	*	Fair Isaac Corp	17,433
114,312	*	Fastly, Inc	10,709
1,571,785		Fidelity National Information Services, Inc	231,382
108,403	*,†,g	Finablr plc	1
174,055	*	FireEye, Inc	2,149
103,787		First Derivatives plc	4,431
615,012	*	Fiserv, Inc	63,377
127,719	*,e	Five9, Inc	16,563
24,400		Fixstars Corp	264
69,476	*	FleetCor Technologies, Inc	16,542
11,202		Formula Systems 1985 Ltd	949
103,148	*	Fortinet, Inc	12,152
52,709		Fortnox AB	1,589
181,916	*,e	Freee KK	13,796
92,982	*	F-Secure Oyj	367
27,584		FUJI SOFT, Inc	1,422
226,573		Fujitsu Ltd	30,954
9,327		Fukui Computer Holdings, Inc	272
24,100		Future Architect, Inc	501
62,184	*	Gartner, Inc	7,770
368,720		GB Group plc	3,339
700,996	*	GDS Holdings Ltd (ADR)	57,363
336,205		Genpact Ltd	13,095
218,506	g	Global Dominion Access S.A.	892
767,653		Global Payments, Inc	136,320
102,503	*	Globant S.A.	18,371
43,400		Glodon Co Ltd	467
5,700	e	GMO Cloud KK	547
115,670		GMO internet, Inc	3,030
96,477		GMO Payment Gateway, Inc	10,335
246,150	*	GoDaddy, Inc	18,700
96,195	*,e	GreenSky, Inc	427
37,016	*,e	GTT Communications, Inc	191
34,464	*,e	GTY Technology Holdings Inc	91
16,871	*	Guidewire Software, Inc	1,759
98,999		Hackett Group, Inc	1,107
178,892		Hansen Technologies Ltd	500
1,051,853		HCL Technologies Ltd	11,597
62,000	*,e	Hennge KK	3,998
16,890		Hexaware Technologies Ltd	107
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,622,501	*	Hi Sun Technology China Ltd	$179
16,494		Hilan Ltd	720
213,437	*	HubSpot, Inc	62,373
395,600	*,e,g	Huifu Payment Ltd	106
52,868		Hundsun Technologies, Inc	769
4,837		Hyundai Autoever Corp	255
13,300	*,e	I3 Verticals, Inc	336
188,002		Ideagen plc	462
150,400		Iflytek Co Ltd	761
149,206	*,e	Indra Sistemas S.A.	1,061
20,009		Ines Corp	310
284,686		Inesa Intelligent Tech, Inc - B	143
25,953		Infocom Corp	999
3,527,300		Infomart Corp	31,294
35,987	*,e	Information Services Group, Inc	76
12,874		Information Services International-Dentsu Ltd	811
3,280,179		Infosys Technologies Ltd	45,103
388,000		Inspur International Ltd	97
116,638		Integrated Research Ltd	297
18,445	*,e	Intelligent Systems Corp	719
1,187,779		International Business Machines Corp	144,517
18,311	*,e	International Money Express Inc	263
610,686		Intuit, Inc	199,212
97,199	e	iomart Group plc	445
191,873		Iress Market Technology Ltd	1,333
155,727		IT Holdings Corp	3,308
90,500		Itochu Techno-Science Corp	3,433
62,258	*	j2 Global, Inc	4,310
61,362		Jack Henry & Associates, Inc	9,977
28,314	*,e	Jamf Holding Corp	1,065
17,400	*	JMDC, Inc	769
35,657		Justsystems Corp	2,526
89,027		Kainos Group plc	1,141
12,886		Kanematsu Electronics Ltd	523
86,700	*	Kaonavi, Inc	5,316
237,002		KBR, Inc	5,299
793,374		Keywords Studios plc	22,276
76,234		Kginicis Co Ltd	1,325
158,701	*	Kinaxis, Inc	23,361
2,337,000		Kingdee International Software Group Co Ltd	6,096
1,832,161		Kingsoft Corp Ltd	9,231
17,712	e	LAC Co Ltd	216
1,214,614	*	Laybuy Group Holdings Ltd	1,309
3,142,435		Learning Technologies Group plc	5,312
194,321		Leidos Holdings, Inc	17,324
417,654	*	Lightspeed POS, Inc	13,381
359,654	*	Limelight Networks, Inc	2,072
588,289		Link Administration Holdings Ltd	1,589
135,986		Linx S.A.	838
138,081	*	Liveperson, Inc	7,179
155,730	*	LiveRamp Holdings, Inc	8,062
78,282	*,g	Locaweb Servicos de Internet S.A.	831
24,990		Lotte Data Communication Co	747
95,135	*	Manhattan Associates, Inc	9,084
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
52,116		Mantech International Corp (Class A)	$3,590
2,276,276		Mastercard, Inc (Class A)	769,768
36,636		Matrix IT Ltd	861
70,787		MAXIMUS, Inc	4,843
66,898	*,e	Medallia, Inc	1,834
19,000	*,e	Medley, Inc	918
508,880	*	Megaport Ltd	5,902
366,774		Micro Focus International plc	1,166
17,092,967		Microsoft Corp	3,595,164
8,112	*	MicroStrategy, Inc (Class A)	1,221
64,080	*,e	Mimecast Ltd	3,007
58,685		MindTree Ltd	1,067
24,300		Miroku Jyoho Service Co Ltd	508
148,059	*	Mitek Systems, Inc	1,886
20,267		Mitsubishi Research Institute, Inc	854
74,257	*	MobileIron, Inc	521
137,979	*	Model N, Inc	4,868
20,294	*	Money Forward, Inc	1,469
104,372	*,e	MoneyGram International, Inc	295
37,371	*,e	MongoDB, Inc	8,652
81,101		Mphasis Ltd	1,524
2,143,500		My EG Services BHD	680
852,000	*,†,e	National Agricultural Holdings Ltd	1
296,533		NCC Group plc	673
11,034	*,e	nCino, Inc	879
2,046,978	*,e	nearmap Ltd	3,514
238,920		NEC Corp	13,975
77,743		NEC Networks & System Integration Corp	1,494
53,920		Nemetschek AG.	3,941
97,406		NET One Systems Co Ltd	4,426
57,008	*,g	Netcompany Group A.S.	4,728
208,537	e	NetEnt AB	1,769
584,379	g	Network International Holdings plc	2,055
40,371	*	New Relic, Inc	2,275
59,800		Newland Digital Technology Co Ltd	140
482,892	*,e,g	Nexi S.p.A	9,678
5,002,323	*	NEXTDC Ltd	44,391
11,599		NHN KCP Corp	678
165,036		NIC, Inc	3,251
69,940	*	Nice Systems Ltd	15,857
111,438	e	Nihon Unisys Ltd	3,516
16,884		NIIT Technologies Ltd	533
79,500	e	Nippon System Development Co Ltd	1,562
382,790		Nomura Research Institute Ltd	11,271
396,562		NortonLifelock, Inc	8,264
37,292	e	NS Solutions Corp	1,149
589,645		NTT Data Corp	7,546
412,241	*	Nuance Communications, Inc	13,682
370,106	*	Nutanix, Inc	8,209
85,000	*	Nuvei Corp	3,589
23,400	e	OBIC Business Consultants Ltd	1,356
65,510		Obic Co Ltd	11,521
181,125	*	Okta, Inc	38,734
27,555	*	OneSpan, Inc	578
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
410,569	e	Open Text Corp	$17,342
259,024		Open Text Corp (Toronto)	10,948
18,600	*	Optim Corp	568
2,330,620		Oracle Corp	139,138
56,939	*	Oracle Corp Japan	6,148
7,438	e	Oro Co Ltd	247
168,538		Otsuka Corp	8,613
113,747	*,e	Pagerduty, Inc	3,084
210,650	*	Pagseguro Digital Ltd	7,944
67,446	*	Palo Alto Networks, Inc	16,507
10,806	*,e	Park City Group, Inc	53
465,626		Paychex, Inc	37,143
70,918	*	Paycom Software, Inc	22,077
70,871	*	Paylocity Holding Corp	11,440
3,796,189	*	PayPal Holdings, Inc	747,963
28,202	*,e	Paysign Inc	160
93,994		Pegasystems, Inc	11,377
50,698	*	Perficient, Inc	2,167
36,507		Persistent Systems Ltd	664
688,869	e	Perspecta, Inc	13,399
12,579	*	PFSweb, Inc	84
31,831	*,e	Ping Identity Holding Corp	993
15,400	*,e	PKSHA Technology, Inc	402
154,836	*	Pluralsight, Inc	2,652
51,018		POSDATA Co Ltd	302
6,851	*,e	Priority Technology Holdings Inc	22
311,216	e	Progress Software Corp	11,415
517,109	*	Proofpoint, Inc	54,581
33,587	*	PROS Holdings, Inc	1,073
154,710	*	PTC, Inc	12,798
202,424	*	Pushpay Holdings Ltd	1,192
43,963	*	Q2 Holdings, Inc	4,012
8,751		QAD, Inc (Class A)	369
57,155	*,e	Qualys, Inc	5,602
24,546	*,e	Rackspace Technology, Inc	473
81,400	e	Rakus Co Ltd	1,460
56,930	*	Rapid7, Inc	3,486
171,102	*	RealPage, Inc	9,862
170,540	*	Repay Holdings Corp	4,008
22,952		Reply S.p.A	2,645
18,583	*,e	Rimini Street, Inc	60
122,921	*	RingCentral, Inc	33,755
151,794	*	Rosetta Stone, Inc	4,551
394,890		Sabre Corp	2,571
1,044,777		Sage Group plc	9,709
200,203	*	SailPoint Technologies Holding, Inc	7,922
48,220		Saipens International Corp NV	1,503
3,462,965	*	salesforce.com, Inc	870,312
17,172		Samsung SDS Co Ltd	2,486
19,245		Sangfor Technologies, Inc	600
15,700	*	Sansan, Inc	1,017
1,204,653		SAP AG.	187,586
20,054	e	Sapiens International Corp NV	613
86,465		Science Applications International Corp	6,781
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
28,572	*	Seachange International, Inc	$25
25,104	*,e	SecureWorks Corp	286
3,800	*	Serverworks Co Ltd	249
804,673	*	ServiceNow, Inc	390,266
77,579	*,e	ServiceSource International LLC	114
425,012		Shanghai 2345 Network Holding Group Co Ltd	178
37,300		Shanghai Baosight Software Co Ltd	398
60,900		Shenzhen Kingdom Sci-Tech Co Ltd	162
313,172	*	SHIFT, Inc	46,968
138,560	*	Shopify, Inc (Class A) (Toronto)	141,696
7,507	*,e	ShotSpotter, Inc	233
929,741		Silverlake Axis Ltd	199
44,967		SimCorp AS	5,899
39,584	*,e,g	Sinch AB	3,228
1,483,428	*,e	Slack Technologies, Inc	39,845
90,866	*	Smartsheet, Inc	4,491
258,827	*	Smith Micro Software, Inc	965
10,100	e	Softbank Technology Corp	355
133,217		Softcat plc	2,071
57,631		Software AG.	2,843
37,398	*,e	SolarWinds Corp	761
88,324	*	Solutions 30 SE	1,854
440,409		Sonda S.A.	314
30,300		Sopra Group S.A.	4,803
91,662	e	Sourcenext Corp	278
142,224	*	Splunk, Inc	26,757
54,189	*	Sprout Social, Inc	2,086
237,861	*	SPS Commerce, Inc	18,522
405,725	*	Square, Inc	65,951
324,725		SS&C Technologies Holdings, Inc	19,652
34,431	*,e	StarTek, Inc	181
722,925	*	StoneCo Ltd	38,236
54,649		Sumisho Computer Systems Corp	3,058
789,224		SUNeVision Holdings Ltd	647
594,776	*	SVMK, Inc	13,150
254,727		Switch, Inc	3,976
75,012	*,e	Sykes Enterprises, Inc	2,566
104,923	*	Synchronoss Technologies, Inc	316
992,333	*	Synopsys, Inc	212,339
77,628	e	Systena Corp	1,354
370,851		Systex Corp	1,058
853,145		Tata Consultancy Services Ltd	28,864
20,828		Tata Elxsi Ltd	365
401,998	*,g	TeamViewer AG.	19,826
237,106		Tech Mahindra Ltd	2,552
95,700		TechMatrix Corp	2,085
262,494		Technology One Ltd	1,504
123,526	*	TeleNav, Inc	445
23,891		Temenos Group AG.	3,211
282,981	*	Tenable Holdings, Inc	10,683
85,763	*,e	Teradata Corp	1,947
19,100		Thunder Software Technology Co Ltd	243
111,818	e	Tietoenator Oyj	3,091
15,070		TKC	979
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
443,968		Totvus S.A.	$2,142
59,522	*	Trade Desk, Inc	30,879
27,561	*	Trans Cosmos, Inc/Japan	752
453,000		Travelsky Technology Ltd	974
162,624	*	Trend Micro, Inc	9,910
14,879		TTEC Holdings, Inc	812
7,640	*,e	Tucows, Inc	526
305,725	*	Twilio, Inc	75,542
56,984	*	Tyler Technologies, Inc	19,862
211,012	*	Tyro Payments Ltd	549
159,137	*	Unifiedpost Group S.A.	4,103
88,465	*	Unisys Corp	944
11,982	*	UNITED, Inc	168
38,482	*	Upland Software, Inc	1,451
483,385	*	Upwork, Inc	8,430
395,145		Vakrangee Ltd	155
27,596	*	Varonis Systems, Inc	3,185
38,600		Venustech Group, Inc	197
230,245	*	Verint Systems, Inc	11,093
400,976	*,e	VeriSign, Inc	82,140
20,319	*,e	Veritone, Inc	186
154,905	*	Verra Mobility Corp	1,496
76,516	e	VirnetX Holding Corp	403
24,783	*	Virtusa Corp	1,218
4,211,592	e	Visa, Inc (Class A)	842,192
57,996	e	VMware, Inc (Class A)	8,332
133,895		Wangsu Science & Technology Co Ltd	159
1,178,000	*,e,g	Weimob, Inc	1,594
331,340	e	Western Union Co	7,101
37,036	*	WEX, Inc	5,147
1,083,374		Wipro Ltd	4,610
135,634		Wisetech Global Ltd	2,540
59,199	*	Wix.com Ltd	15,087
57,300	*	Wonders Information Co Ltd	202
130,788	*	Workday, Inc	28,136
68,187	*	Workiva, Inc	3,802
166,420	*,g	Worldline S.A.	13,627
256,493		Xperi Holding Corp	2,947
85,751	*,e	Yext, Inc	1,302
180,896		Yonyou Network Technology Co Ltd	1,020
365,144	*	Zendesk, Inc	37,581
45,410	*	Zix Corp	265
247,999	*	Zoom Video Communications, Inc	116,587
92,457	*	Zscaler, Inc	13,008
15,700	*	Zuken, Inc	425
307,982	*,e	Zuora Inc	3,185
		TOTAL SOFTWARE & SERVICES	12,802,193

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
173,094	*,e	3D Systems Corp	850
356,922	e	AAC Technologies Holdings, Inc	1,942
34,000		Accelink Technologies Co Ltd	176
476,000		Accton Technology Corp	3,683
1,524,130		Acer, Inc	1,313
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
72,600		Addsino Co Ltd	$228
82,000		Adlink Technology, Inc	187
93,550	e	Adtran, Inc	959
132,098	*	ADVA AG. Optical Networking	935
42,000		Advanced Ceramic X Corp	570
191,657		Advantech Co Ltd	1,939
57,493	*	Agilysys, Inc	1,389
41,406		Ai Holdings Corp	764
29,255	*,e	Akoustis Technologies, Inc	239
481,500		Alps Electric Co Ltd	6,490
7,072		ALSO Holding AG.	1,873
64,750		Amano Corp	1,506
262,280		Amphenol Corp (Class A)	28,397
383,793	e	Anritsu Corp	8,746
34,129,161	d,n	Apple, Inc	3,952,498
30,491	*,e	Applied Optoelectronics, Inc	343
129,409		Arcadyan Technology Corp	383
61,646	*	Arista Networks, Inc	12,756
403,944	*	Arlo Technologies, Inc	2,125
110,030	*	Arrow Electronics, Inc	8,655
206,000		Asia Optical Co, Inc	461
261,000		Asia Vital Components Co Ltd	609
39,000		ASROCK, Inc	240
362,444		Asustek Computer, Inc	3,189
80,000		Aten International Co Ltd	229
4,470,593		AU Optronics Corp	1,741
25,030		Audiocodes Ltd	794
59,000		AURAS Technology Co Ltd	492
35,598		Aurora Corp	104
28,598		Austria Technologie & Systemtechnik AG.	540
59,400		AVIC Jonhon Optronic Technology Co Ltd	405
43,449	*,e	Avid Technology, Inc	372
162,948		Avnet, Inc	4,211
41,509		Badger Meter, Inc	2,713
75,482		Barco NV	1,584
4,178		Basler AG.	247
7,104		Bel Fuse, Inc (Class B)	76
69,718	e	Belden CDT, Inc	2,170
57,110		Benchmark Electronics, Inc	1,151
3,462,798		Benq Corp	2,226
21,469	*	BH Co Ltd	388
1,085,300		BOE Technology Group Co Ltd	788
173,745		Brother Industries Ltd	2,764
345,000	e	BYD Electronic International Co Ltd	1,751
43,291	*	CalAmp Corp	311
338,194	*	Calix, Inc	6,013
24,156	*	Cambium Networks Corp	407
198,000	†,e	Camsing International Holding Ltd	0	^
21,400	*	Canon Electronics, Inc	300
51,490		Canon Marketing Japan, Inc	1,033
807,048		Canon, Inc	13,386
401,996		Career Technology Co Ltd	378
43,835	g	Carel Industries S.p.A	926
28,569	*,e	Casa Systems, Inc	115
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
159,943		Casetek Holdings Ltd	$479
353,857		Catcher Technology Co Ltd	2,236
405,980		CDW Corp	48,527
246,598	*	Celestica, Inc	1,704
120,900		Chaozhou Three-Circle Group Co Ltd	515
28,000		Chaun-Choung Technology Corp	251
1,193,481		Cheng Uei Precision Industry Co Ltd	1,699
286,977		Chicony Electronics Co Ltd	838
210,179		Chilisin Electronics Corp	724
489,600	*,†	China Fiber Optic Network System Group Ltd	1
155,100		China Greatwall Technology Group Co Ltd	367
1,039,000	g	China Railway Signal & Communication Corp Ltd	343
315,000		Chin-Poon Industrial Co	317
340,840		Chroma ATE, Inc	1,817
18,000		Chunghwa Precision Test Tech Co Ltd	439
301,296	*	Ciena Corp	11,958
9,714,362	n	Cisco Systems, Inc	382,649
300,100		Citizen Watch Co Ltd	842
9,929	*,e	Clearfield, Inc	200
365,393		Clevo Co	368
940,743		CMC Magnetics Corp	255
46,500	*	CMK Corp	214
240,233		Cognex Corp	15,639
22,589	*	Coherent, Inc	2,506
1,684,312	e	Comba Telecom Systems Holdings Ltd	601
7,872		Comet Holding AG.	1,207
1,947,170	*	CommScope Holding Co, Inc	17,525
2,044,388		Compal Electronics, Inc	1,352
2,955,000		Compeq Manufacturing Co	4,206
53,739		Comtech Telecommunications Corp	752
93,249		Concraft Holding Co Ltd	275
355,600		Coretronic Corp	412
803,466		Corning, Inc	26,040
48,191		CTS Corp	1,062
55,740		Daea TI Co Ltd	334
17,502		Daeduck Electronics Co	92
34,594	*	Daeduck Electronics Co Ltd	315
11,533	*	Dai-ichi Seiko Co Ltd	239
91,114		Daiwabo Co Ltd	5,894
47,472	e	Daktronics, Inc	188
180,421		Darfon Electronics Corp	237
16,600	e	Datalogic S.p.A.	231
155,295		DataTec Ltd	205
71,780		Dawning Information Industry Co Ltd	400
1,354,204	*	Dell Technologies, Inc	91,666
984,999		Delta Electronics, Inc	6,468
10,199		Denki Kogyo Co Ltd	254
56,401		Dexerials Corp	594
54,770		Dicker Data Ltd	303
189,318	*	Diebold, Inc	1,446
58,719	*	Digi International, Inc	918
57,381		Dolby Laboratories, Inc (Class A)	3,803
11,250	*	Doosan Solus Co Ltd	378
17,530	*,e	DZS, Inc	164
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
21,225	*,e	Eastman Kodak Co	$187
66,840	*	EchoStar Corp (Class A)	1,664
55,000		Egis Technology, Inc	322
16,624		Eizo Nanao Corp	647
23,448		Elecom Co Ltd	1,153
2,205,758		Electrocomponents plc	20,218
19,400		Elematec Corp	183
258,270		Elite Material Co Ltd	1,313
54,704		Ennoconn Corp	441
10,200		Enplas Corp	218
66,210	*	ePlus, Inc	4,847
4,382,586		Ericsson (LM) (B Shares)	47,960
18,601		ESPEC Corp	332
29,476		Evertz Technologies Ltd	252
305,228	*,e	Extreme Networks, Inc	1,227
69,751	*	F5 Networks, Inc	8,563
158,173	*,e	Fabrinet	9,970
49,292	*	FARO Technologies, Inc	3,006
50,400		Fiberhome Telecommunication Technologies Co Ltd	177
3,713,117	*,e	FIH Mobile Ltd	531
330,274	*,e	Fingerprint Cards AB	658
205,633		Firich Enterprises Co Ltd	186
260,395	*	Fitbit, Inc	1,812
306,392		FLEXium Interconnect, Inc	1,296
191,994		FLIR Systems, Inc	6,883
104,310		Flytech Technology Co Ltd	222
9,222,653		Foxconn Industrial Internet Co Ltd	18,503
1,498,266		Foxconn Technology Co Ltd	2,678
26,100		Fujian Star-net Communication Co Ltd	98
305,729		Fujifilm Holdings Corp	15,070
227,000		General Interface Solution Holding Ltd	985
74,378		Genius Electronic Optical Co Ltd	1,522
351,271		Getac Technology Corp	556
487,123		Gigabyte Technology Co Ltd	1,279
34,558		Gilat Satellite Networks Ltd	194
13,488,000	e	Glory Sun Financial Group Ltd	611
102,700		GoerTek, Inc	614
325,000	*	Gold Circuit Electronics Ltd	506
146,300		GRG Banking Equipment Co Ltd	263
307,200		Guangdong LY Intelligent Manufacturing Co Ltd	509
127,700		Guangzhou Haige Communications Group, Inc Co	220
40,793		Guangzhou Shiyuan Electronic Technology Co Ltd	585
802,714		Halma plc	24,251
115,184		Hamamatsu Photonics KK	5,821
524,600		Hana Microelectronics PCL (Foreign)	724
8,445,233		Hangzhou Hikvision Digital Technology Co Ltd	47,536
1,081,365		Hannstar Board Corp	1,480
2,351,330		HannStar Display Corp	695
140,429	*	Harmonic, Inc	784
77,100		Hengtong Optic-electric Co Ltd	164
890,735		Hewlett Packard Enterprise Co	8,346
162,931		Hexagon AB (B Shares)	12,307
7,535	*	HFR, Inc	229
636,000		High Tech Computer Corp	632
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,200		Hioki EE Corp	$402
22,558		Hirose Electric Co Ltd	2,915
3,027,009	*	Hitachi Ltd	102,493
31,989	e	HMS Networks AB	731
13,239		Hochiki Corp	162
92,100		Holitech Technology Co Ltd	68
124,470		Holystone Enterprise Co Ltd	438
6,340,633		Hon Hai Precision Industry Co, Ltd	17,047
39,699		Horiba Ltd	2,076
98,000		Hosiden Corp	886
1,014,181		HP, Inc	19,259
22,300		Huagong Tech Co Ltd	75
25,227	*,e	Huami Corp (ADR)	324
20,040		Hubei Kaile Science & Technology Co Ltd	35
2,251,510		Ibiden Co Ltd	76,725
9,100		Icom, Inc	238
104,756		IEI Integration Corp	156
157,887	*,e	II-VI, Inc	6,404
22,199		Iljin Materials Co Ltd	856
16,425	*,e	Immersion Corp	116
2,467,870		Inari Amertron BHD	1,364
1,875		Inficon Holding AG.	1,554
193,390	*,e	Infinera Corp	1,191
50,964	e	Ingenico	7,896
61,200		Innodisk Corp	338
4,617,419		InnoLux Display Corp	1,507
55,823	*,e	Inseego Corp	576
81,771	*	Insight Enterprises, Inc	4,627
71,040		Inspur Electronic Information Industry Co Ltd	319
93,412	*,e	Intellicheck, Inc	623
40,199		InterDigital, Inc	2,294
20,746	*,e	Intevac, Inc	114
1,196,935		Inventec Co Ltd	932
31,432	*	IPG Photonics Corp	5,342
20,900	e	Iriso Electronics Co Ltd	850
15,300		ITC Networks Corp	172
202,820		ITEQ Corp	868
71,561	*	Iteris, Inc	293
50,135	*	Itron, Inc	3,045
22,716		Ituran Location and Control Ltd	316
200,843		Jabil Inc	6,881
51,942		Japan Aviation Electronics Industry Ltd	719
668,094	*,e	Japan Display, Inc	346
59,202		Jenoptik AG.	1,587
388,022		Juniper Networks, Inc	8,342
17,800		Kaga Electronics Co Ltd	380
6,211		Kapsch TrafficCom AG.	90
756,800		KCE Electronics PCL	728
207,662		Keyence Corp	97,078
472,114	*	Keysight Technologies, Inc	46,635
74,372	*	Kimball Electronics, Inc	860
327,000		Kingboard Chemical Holdings Ltd	1,082
1,107,500		Kingboard Laminates Holdings Ltd	1,533
23,752	*,e	KMW Co Ltd	1,587
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
253,846	*	Knowles Corp	$3,782
29,400		Koa Corp	318
536,900	e	Konica Minolta Holdings, Inc	1,523
22,809	*,e	KVH Industries, Inc	205
232,893		Kyocera Corp	13,335
16,011		L&F Co Ltd	564
24,138		Landis&Gyr Group AG.	1,314
51,366		Largan Precision Co Ltd	6,015
638,300	e,g	Legend Holdings Corp	778
512		LEM Holding S.A.	959
16,453,653		Lenovo Group Ltd	10,879
169,500		Lens Technology Co Ltd	808
58,544		Leyard Optoelectronic Co Ltd	67
6,823		LG Innotek Co Ltd	900
121,296	*	LG.Philips LCD Co Ltd	1,589
1,022,160		Lite-On Technology Corp	1,637
34,446		Littelfuse, Inc	6,109
191,371	e	Logitech International S.A.	14,824
69,995		Lotes Co Ltd	1,123
29,144		LPKF Laser & Electronics AG.	772
111,240	*	Lumentum Holdings, Inc	8,357
25,823	*,e	Luna Innovations, Inc	154
401,709		Luxshare Precision Industry Co Ltd	3,392
50,507		Macnica Fuji Electronics Holdings, Inc	926
9,700		Maruwa Co Ltd	900
50,600		Maxell Holdings Ltd	523
7,000		Maxscend Microelectronics Co Ltd	390
74,291		Mcj Co Ltd	680
11,291		Mcnex Co Ltd	349
21,100	e	Meiko Electronics Co	354
1,908,500	*,g	Meitu, Inc	356
5,165	*	Melco Holdings, Inc	117
498,076		Merry Electronics Co Ltd	2,560
54,389		Methode Electronics, Inc	1,550
85,038	e	Micronic Laser Systems AB	2,001
341,000		Micro-Star International Co Ltd	1,574
811,893		Mitac Holdings Corp	808
290,156		Motorola Solutions, Inc	45,499
43,341		MTS Systems Corp	828
782,022		Murata Manufacturing Co Ltd	50,853
216,000		Nan Ya Printed Circuit Board Corp	889
10,660	*	Napco Security Technologies, Inc	250
264,968		National Instruments Corp	9,459
25,300		NAURA Technology Group Co Ltd	597
101,030	*,e	NCR Corp	2,237
36,611		Neopost S.A.	496
166,923		NetApp, Inc	7,318
47,579	*	Netgear, Inc	1,466
107,596	*	Netscout Systems, Inc	2,349
94,412	*	Newmax Technology Co Ltd	133
52,750		Nichicon Corp	405
55,600		Ninestar Corp	234
21,000		Nippon Ceramic Co Ltd	525
194,176		Nippon Electric Glass Co Ltd	3,629
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
46,256	e	Nippon Signal Co Ltd	$458
42,960		Nissha Printing Co Ltd	536
49,054	*	nLight, Inc	1,152
24,072		Nohmi Bosai Ltd	552
1		Nokia Corp (ADR)	0	^
5,402,206	*	Nokia Oyj (Turquoise)	21,143
46,524	*	Novanta, Inc	4,901
84,400		O-film Tech Co Ltd	180
93,136		Oki Electric Industry Co Ltd	1,005
281,099		Omron Corp	21,978
469,000		O-Net Communications Group	393
36,079		Optex Co Ltd	582
7,380		OptoElectronics Solutions Co Ltd	354
44,100		Osaki Electric Co Ltd	257
74,934	*	OSI Systems, Inc	5,816
351,224		Pan-International Industrial	212
12,182	*,e	PAR Technology Corp	493
34,400		Partron Co Ltd	298
692,256		PAX Global Technology Ltd	417
16,013		PC Connection, Inc	657
31,871	e	PC-Tel, Inc	180
984,817		Pegatron Technology Corp	2,187
43,814	e	Plantronics, Inc	519
30,294	*	Plexus Corp	2,140
41,047	*,e	Powerfleet, Inc	231
356,414		Primax Electronics Ltd	530
8,058,000		Prime View International Co Ltd	10,661
11,736,400		PT Erajaya Swasembada Tbk	1,225
359,879	*	Pure Storage, Inc	5,539
1,466,838		Quanta Computer, Inc	3,852
177,000		Quanta Storage, Inc	228
48,474	*,e	Quantum Corp	223
46,169	*	Radware Ltd	1,119
237,400		Redington India Ltd	381
40,573		Renishaw plc	2,934
24,566	*,e	Research Frontiers, Inc	66
95,623	*,e	Resonant, Inc	228
22,047		Restar Holdings Corp	456
139,990	*,e	Ribbon Communications, Inc	542
575,903	e	Ricoh Co Ltd	3,887
14,726		Riken Keiki Co Ltd	407
21,498		Riso Kagaku Corp	298
1,164,202	*	Ritek Corp	225
44,613	*,e	Rogers Corp	4,375
21,133		Ryosan Co Ltd	424
16,500	e	Ryoyo Electro Corp	458
50,682		S&T AG.	1,060
6,629		SAES Getters S.p.A.	187
365,458		Samsung Electro-Mechanics Co Ltd	43,310
6,240,169		Samsung Electronics Co Ltd	309,788
418,216		Samsung Electronics Co Ltd (Preference)	18,000
27,841		Samsung SDI Co Ltd	10,285
7,016		Samwha Capacitor Co Ltd	327
221,838	*	Sanmina Corp	6,001
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,000		Sanshin Electronics Co Ltd	$213
38,003	*	Scansource, Inc	754
1,411		Seagate Technology, Inc	70
228,160	e	Seiko Epson Corp	2,624
9,690	*,g	Sensirion Holding AG.	507
11,864		Seojin System Co Ltd	461
212,419		Sercomm Corp	534
23,719		Sesa S.p.A	2,380
16,842		SFA Engineering Corp	548
137,000		Shengyi Technology Co Ltd	472
23,133		Shennan Circuits Co Ltd	400
80,900		Shenzhen Kaifa Technology Co Ltd	247
57,300		Shenzhen Sunway Communication Co Ltd	462
156,070		Shimadzu Corp	4,750
27,800	*,e	Shinko Shoji Co Ltd	242
39,783	*,e	Sierra Wireless, Inc	444
31,300		Siix Corp	369
677,907		Simplo Technology Co Ltd	7,039
490,423		Sinbon Electronics Co Ltd	3,053
167,880	e	Smart Metering Systems plc	1,410
859,350	e	Softwareone Holding AG.	23,948
132,748		Spectris plc	4,168
1,063,258		Spirent Communications plc	3,910
87,973		Sterlite Technologies Ltd	179
210,085	e	Strix Group plc	659
359,800		Sunny Optical Technology Group Co Ltd	5,589
60,894	*,e	Super Micro Computer, Inc	1,608
347,985		Supreme Electronics Co Ltd	355
86,600		Suzhou Dongshan Precision Manufacturing Co Ltd	340
102,250		Syncmold Enterprise Corp	298
84,476		Synnex Corp	11,832
672,413		Synnex Technology International Corp	964
16,100	*	Tachibana Eletech Co Ltd	289
226,000		Taiwan Union Technology Corp	880
130,040	e	Taiyo Yuden Co Ltd	4,096
78,500		Tamura Corp	400
93,223		TDK Corp	10,179
1,572,768		TE Connectivity Ltd	153,722
65,877	*	TELCON, Inc	437
1,378,132	e	Telefonaktiebolaget Lm Ericsson (ADR)	15,008
140,495		Test Research, Inc	278
68,000		Thinking Electronic Industrial Co Ltd	234
39,300		Tianjin 712 Communication & Broadcasting Co Ltd	260
83,600		Tianma Microelectronics Co Ltd	182
96,094	*	Tobii AB	567
186,625		Tong Hsing Electronic Industries Ltd	866
3,490,000	e	Tongda Group Holdings Ltd	189
110,456		Topcon Corp	1,015
30,285		Toshiba TEC Corp	1,270
1,536,000	*	TPK Holding Co Ltd	2,616
181,000		Transcend Information, Inc	394
227,872	*	Trimble Inc	11,097
1,147,574		Tripod Technology Corp	4,399
1,560,000	*,e	Truly International Holdings	179
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
229,632	*	TTM Technologies, Inc	$2,620
496,800		Tunghsu Optoelectronic Technology Co Ltd	222
270,039		TXC Corp	677
12,414		Ubiquiti, Inc	2,069
35,400		Unigroup Guoxin Microelectronics Co Ltd	623
1,602,613		Unimicron Technology Corp	4,156
167,440		Unisplendour Corp Ltd	628
502,500		Unitech Printed Circuit Board Corp	370
85,900		Universal Scientific Industrial Shanghai Co Ltd	325
9,505	e	V Technology Co Ltd	402
257,000		Venture Corp Ltd	3,649
83,631	*	Viasat, Inc	2,876
480,716	*	Viavi Solutions, Inc	5,639
202,900		Vishay Intertechnology, Inc	3,159
90,637	*	Vishay Precision Group, Inc	2,295
2,169,714		VS Industry BHD	1,193
1,473,042		VST Holdings Ltd	979
200,485		Vtech Holdings Ltd	1,251
159,400		Wacom Co Ltd	1,053
154,136		Wah Lee Industrial Corp	299
154,000		Walsin Technology Corp	830
430,000		Wasion Group Holdings Ltd	121
387,402		Western Digital Corp	14,160
53,900		Westone Information Industry, Inc	147
48,700		Wingtech Technology Co Ltd	840
190,500	*,†,b	Wintek Corp	0
16,820		WiSoL Co Ltd	228
1,429,013		Wistron Corp	1,482
271,372		Wistron NeWeb Corp	721
71,000		Wiwynn Corp	1,614
728,593		WPG Holdings Co Ltd	982
7,815	*,e	Wrap Technologies Inc	53
730,783		WT Microelectronics Co Ltd	955
87,090		Wuhan Guide Infrared Co Ltd	443
153,700		Wuhu Token Science Co Ltd	228
79,700		WUS Printed Circuit Kunshan Co Ltd	221
48,700		Wuxi Lead Intelligent Equipment Co Ltd	349
122,912		Xerox Holdings Corp	2,307
5,343,400	*,g	Xiaomi Corp	14,465
15,750	*,†	Ya Hsin Industrial Co Ltd	0
2,293,994		Yageo Corp	28,169
139,426		Yamatake Corp	5,224
168,798	e	Yaskawa Electric Corp	6,604
35,850		Yealink Network Technology Corp Ltd	319
160,609		Yokogawa Electric Corp	2,551
16,384	e	Yokowo Co Ltd	430
75,859	*	Zebra Technologies Corp (Class A)	19,151
198,400		Zhejiang Dahua Technology Co Ltd	601
277,485		Zhen Ding Technology Holding Ltd	1,218
237,800		ZTE Corp	1,162
378,018		ZTE Corp (Class H)	909
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,572,085
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
TELECOMMUNICATION SERVICES - 1.9%
604,389		Advanced Info Service PCL (Foreign)	$3,274
20,776		AFK Sistema	111
168,893		AFK Sistema (London)	905
86,934		Alaska Communications Systems Group, Inc	174
32,114,936		America Movil S.A. de C.V. (Series L)	20,159
60,672	*	Anterix, Inc	1,985
28,300		ARTERIA Networks Corp	492
1,775,929	*	Asia Pacific Telecom Co Ltd	586
12,961,973		AT&T, Inc	369,546
17,757		ATN International, Inc	890
838,720	*,e	Axtel SAB de C.V.	267
52,203	*	Bandwidth Inc	9,113
143,140		BCE, Inc	5,936
2,319,094	*	Bezeq Israeli Telecommunication Corp Ltd	2,687
2,506,810		Bharti Airtel Ltd	14,333
171,746		Bharti Infratel Ltd	409
123,243	*	Boingo Wireless, Inc	1,256
8,289,659		BT Group plc	10,500
92,981	*	Cellcom Israel Ltd	379
543,027	g	Cellnex Telecom SAU	32,963
1,561,104		CenturyLink, Inc	15,752
23,000		Chief Telecom, Inc	275
3,137,249		China Mobile Hong Kong Ltd	20,139
6,979,057		China Telecom Corp Ltd	2,097
51,885,720	g	China Tower Corp Ltd	9,027
15,486,081		China Unicom Ltd	10,165
1,842,175		China United Network Communications Ltd	1,317
492,322		Chorus Ltd	2,821
1,961,188		Chunghwa Telecom Co Ltd	7,248
72,085	*	Cincinnati Bell, Inc	1,081
4,835,641		Citic 1616 Holdings Ltd	1,547
174,855		Cogent Communications Group, Inc	10,500
76,432	*	Consolidated Communications Holdings, Inc	435
3,760,758		Deutsche Telekom AG.	62,617
1,502,939		Digi.Com BHD	1,461
132,635		Elisa Oyj (Series A)	7,798
1,679,701		Emirates Telecommunications Group Co PJSC	7,634
120,767		Empresa Nacional de Telecomunicaciones S.A.	752
350,301	*	Etihad Etisalat Co	2,671
137,807	g	Euskaltel S.A.	1,455
819,336		Far EasTone Telecommunications Co Ltd	1,730
143,297		Freenet AG.	2,895
182,375	*	GCI Liberty, Inc	14,947
16,546		Globe Telecom, Inc	710
38,906	*,e	Gogo, Inc	359
101,814	*	GoodRx Holdings, Inc	5,661
122,350		Hellenic Telecommunications Organization S.A.	1,762
832,620		HKBN Ltd	1,589
3,527,079		HKT Trust and HKT Ltd	4,682
1,665,607		Hutchison Telecommunications Hong Kong Holdings Ltd	257
627,043	*	IAC	75,107
8,241,973	*	Idea Cellular Ltd	1,070
26,218	*,e	IDT Corp (Class B)	173
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
13,792		Iliad S.A.	$2,530
225,257	g	Infrastrutture Wireless Italiane S.p.A	2,485
28,062		Internet Initiative Japan, Inc	1,263
2,121,193		Intouch Holdings PCL (Class F)	3,464
132,433	*	Iridium Communications, Inc	3,388
3,600,885		Jasmine International PCL	324
31,327		Jereissati Participacoes S.A.	117
1,764,590		KDDI Corp	44,382
4,234,966		Koninklijke KPN NV	9,937
222,725	*,†,e	Let’s GOWEX S.A.	3
103,409		LG Telecom Ltd	1,016
231,307	*	Liberty Latin America Ltd (Class A)	1,908
514,813	*,e	Liberty Latin America Ltd (Class C)	4,191
531,402		Magyar Telekom	621
1,160,990		Maxis BHD	1,421
113,225		Millicom International Cellular S.A.	3,421
274,354	*	Mobile Telecommunications Co Saudi Arabia	992
239,414		Mobile TeleSystems (ADR)	2,090
79,465		Mobistar S.A.	1,281
1,621,607	e	MTN Group Ltd	5,441
3,433,166		NetLink NBN Trust	2,458
1,781,326		Nippon Telegraph & Telephone Corp	36,369
1,468,716		NTT DoCoMo, Inc	53,970
74,842	*	Ooma, Inc	977
388,366		Ooredoo QSC	715
2,053,246	*	Orange S. A.	21,386
183,050	*	ORBCOMM, Inc	622
146,778	*	Partner Communications	575
3,975,327		PCCW Ltd	2,378
407,976	g	PLAY Communications S.A.	4,077
41,277		PLDT, Inc	1,134
142,288		Proximus plc	2,596
1,742,600		PT Excelcomindo Pratama	239
1,736,400	*	PT Indosat Tbk	233
942,629		PT Link Net Tbk	112
25,312,524		PT Telekomunikasi Indonesia Persero Tbk	4,371
329,968		Rogers Communications, Inc (Class B)	13,089
33,013		Rostelecom (ADR)	247
136,263		Rostelecom (ADR) (OTC US)	1,026
574,511		Saudi Telecom Co	15,406
80,054		Shenandoah Telecom Co	3,557
8,308,905		Singapore Telecommunications Ltd	12,909
210,200		Singapore Telecommunications Ltd	329
20,349		SK Telecom Co Ltd	4,137
390,141		SmarTone Telecommunications Holding Ltd	208
2,046,940		Softbank Corp	22,873
1,593,616		Softbank Group Corp	98,604
50,704		Spok Holdings, Inc	482
694,514		StarHub Ltd	612
39,634	e,g	Sunrise Communications Group AG.	4,689
24,169	e	Swisscom AG.	12,804
861,842		Taiwan Mobile Co Ltd	2,881
781,659	e	TalkTalk Telecom Group plc	807
63,585		Tata Communications Ltd	733
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
465,752	e	Tele2 AB (B Shares)	$6,567
66,876		Telecom Argentina S.A. (ADR) (Class B)	437
1,710,514		Telecom Corp of New Zealand Ltd	5,337
708,133		Telecom Egypt	526
5,572,358		Telecom Italia RSP	2,250
7,747,915	e	Telecom Italia S.p.A.	3,105
432,499		Telefonica Brasil S.A.	3,344
978,206		Telefonica Deutschland Holding AG.	2,500
5,105,279		Telefonica S.A.	17,488
252,864	e	Telekom Austria AG.	1,788
559,402		Telekom Malaysia BHD	557
304,235	*	Telekomunikacja Polska S.A.	538
672,722		Telenor ASA	11,294
144,700		Telephone & Data Systems, Inc	2,668
1,279,169	*,e	Telesites SAB de C.V.	1,151
2,900,718		TeliaSonera AB	11,867
279,320		Telkom S.A. Ltd	437
4,325,124		Telstra Corp Ltd	8,660
389,192		TELUS Corp	6,848
790,984		Tim Participacoes S.A.	1,839
316,827		Time dotCom BHD	916
1,493,186		TM International BHD	1,063
2,857,464	*	T-Mobile US, Inc	326,780
332,400		Total Access Communication PCL (Foreign)	340
9,679,900		Tower Bersama Infrastructure	872
343,706	*	TPG Telecom Ltd	1,814
5,509,270		True Corp PCL (Foreign)	542
545,730		Turkcell Iletisim Hizmet AS	1,064
101,044		United Internet AG.	3,864
19,307	*	US Cellular Corp	570
68,800	*,e	V-Cube, Inc	1,192
7,354,855		Verizon Communications, Inc	437,540
926,142	*,e	Vision, Inc	7,223
628,187	*	Vocus Communications Ltd	1,614
620,015		Vodacom Group Pty Ltd	4,547
30,639,609		Vodafone Group plc	40,611
1,603,560		Vodafone Qatar	560
371,590	*	Vonage Holdings Corp	3,801
		TOTAL TELECOMMUNICATION SERVICES	2,095,693

TRANSPORTATION - 2.0%
52,528	*,†,e	Abertis Infraestructuras S.A. (Continuous)	1,131
22,896		Aegean Airlines S.A.	83
61,795	g	Aena S.A.	8,604
117,429	g	Aeroflot PJSC (GDR)	573
27,738		Aeroports de Paris	2,752
2,160,716		Air Arabia PJSC	660
554,868	*	Air Canada	6,538
141,600		Air China Ltd	148
1,035,325		Air China Ltd (H shares)	682
217,209	*,e	Air France-KLM	748
636,911	e	Air New Zealand Ltd	581
71,267	*	Air Transport Services Group, Inc	1,786
1,283,900	*	AirAsia BHD	208
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,607,500		Airports of Thailand PCL (ADR)	$11,839
2,083,400		Airports of Thailand PCL (Foreign)	3,733
290,701		Alaska Air Group, Inc	10,648
113,963	e,g	ALD S.A.	1,052
126,333	e	All Nippon Airways Co Ltd	2,922
19,990		Allegiant Travel Co	2,395
13,251		Amerco, Inc	4,717
661,872	e	American Airlines Group, Inc	8,134
380,000		Anhui Expressway Co	189
5,945		AP Moller - Maersk AS (Class A)	8,702
6,489		AP Moller - Maersk AS (Class B)	10,258
43,891		ArcBest Corp	1,363
1,630,200	*	Asia Aviation PCL (ADR)	93
519,700	*	Asia Aviation PCL (Foreign)	30
113,630	*	Asiana Airlines	378
40,903	*	Atlas Air Worldwide Holdings, Inc	2,491
975,356		Atlas Arteria Ltd	4,284
98,759	e	Atlas Corp	883
1,165,299		Auckland International Airport Ltd	5,656
69,540		Autostrada Torino-Milano S.p.A.	1,455
461,855		Autostrade S.p.A.	7,233
48,053	*	Avis Budget Group, Inc	1,265
255,575	*	Azul S.A.	1,110
540,200		Bangkok Airways Co Ltd	91
167,700		Bangkok Aviation Fuel Services PCL	109
6,993,353		Bangkok Expressway & Metro PCL	1,898
1,137,297		Beijing Capital International Airport Co Ltd	688
629,000		Beijing-Shanghai High Speed Railway Co Ltd	542
210,100	*,e	BEST, Inc (ADR)	630
3,964		Blue Dart Express Ltd	172
818,992		Bollore	3,051
113,464		bpost S.A.	994
7,173,057		BTS Group Holdings PCL	2,151
752,681		Canadian National Railway Co	80,160
128,008		Canadian Pacific Railway Ltd (Toronto)	38,939
624,000	*,e	CAR, Inc	201
106,960	e	Cathay Pacific Airways Ltd	74
184,340		Cebu Air, Inc	144
170,045		Central Japan Railway Co	24,374
192,688		CH Robinson Worldwide, Inc	19,691
2,146,000		China Airlines	617
1,283,000	*	China COSCO Holdings Co Ltd	633
319,900		China Eastern Airlines Corp Ltd	233
1,082,000	e	China Eastern Airlines Corp Ltd (H Shares)	465
821,081	e	China Merchants Holdings International Co Ltd	843
978,000	e	China Southern Airlines Co Ltd	531
256,100		China Southern Airlines Co Ltd (Class A)	219
86,480	e	Chorus Aviation, Inc	144
1,127,778		Cia de Concessoes Rodoviarias	2,544
115,174		Cia de Distribucion Integral Logista Holdings SAU	1,966
614,087		Cia de Locacao das Americas	2,597
2,450,000		ComfortDelgro Corp Ltd	2,546
34,599,001	*	Compania SudAmericana de Vapores S.A.	928
121,926		Container Corp Of India Ltd	608
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
641,475	*	Controladora Vuela Cia de Aviacion SAB de C.V.	$465
40,922		Copa Holdings S.A. (Class A)	2,060
31,367	*,e	Corp America Airports S.A.	70
127,941	*	Cosan Logistica S.A.	403
1,299,600	*	Cosco Corp Singapore Ltd	178
517,120		Cosco International Holdings Ltd	146
992,195		COSCO Pacific Ltd	570
230,500		COSCO SHIPPING Development Co Ltd	71
476,300	*	COSCO SHIPPING Holdings Co Ltd	402
110,863	e	Costamare, Inc	673
57,854	*	Covenant Transportation Group, Inc	1,012
1,668,107		CSX Corp	129,562
135,212		CTT-Correios de Portugal S.A.	400
50,820		D/S Norden	826
492,600		Daqin Railway Co Ltd	462
130,465		Dart Group plc	1,130
140,770	*	Daseke, Inc	756
1,032,089		Delta Air Lines, Inc	31,561
278,521	e	Deutsche Lufthansa AG.	2,412
1,075,855		Deutsche Post AG.	48,818
39,608		Dfds A.S.	1,329
558,628		DSV AS	90,611
12,829	*,e	Eagle Bulk Shipping, Inc	210
364,727		East Japan Railway Co	22,430
182,708		easyJet plc	1,177
104,122	*,e	Echo Global Logistics, Inc	2,683
175,935		EcoRodovias Infraestrutura e Logistica S.A.	371
304,887	g	Enav S.p.A	1,158
120,077	e,g	Europcar Groupe S.A.	103
1,016,271		Eva Airways Corp	376
429,000		Evergreen International Storage & Transport Corp	202
1,184,563	*	Evergreen Marine Corp Tawain Ltd	653
39,790		Exchange Income Corp	908
243,508		Expeditors International of Washington, Inc	22,042
345,803		FedEx Corp	86,976
613,736	e	Finnair Oyj	277
1,369,179	*	Firstgroup plc	669
22,230		Flughafen Zuerich AG.	3,050
105,256		Forward Air Corp	6,040
38,778	e	Fraport AG. Frankfurt Airport Services Worldwide	1,527
31,460		Fukuyama Transporting Co Ltd	1,533
45,666	e	Genco Shipping & Trading Ltd	315
410,445		Getlink S.E.	5,560
18,466		GLOVIS Co Ltd	2,271
658,528	*	GMR Infrastructure Ltd	207
86,881		Go-Ahead Group plc	646
393,079	*	Gol Linhas Aereas Inteligentes S.A.	1,195
119,950		Golden Ocean Group Ltd	455
332,416	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	1,527
354,545	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	2,846
196,700		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	2,284
54,100		Guangzhou Baiyun International Airport Co Ltd	108
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
184,884		Gujarat Pipavav Port Ltd	$207
294,276		Gulf Warehousing Co	409
1,101,900	*	Hainan Airlines Holding Co Ltd	284
131,000	*	Hainan Meilan International Airport Co Ltd	745
17,000		Hamakyorex Co Ltd	517
27,662		Hamburger Hafen und Logistik AG.	483
6,287		Hanjin Transportation Co Ltd	231
194,118		Hankyu Hanshin Holdings, Inc	6,241
70,851		Hawaiian Holdings, Inc	913
113,854		Heartland Express, Inc	2,118
51,425	e	Hitachi Transport System Ltd	1,629
6,827		Hopewell Highway Infrastructure Ltd	2
177,756	*	Hub Group, Inc (Class A)	8,922
5,591,751		Hutchison Port Holdings Trust	923
227,806	*	Hyundai Merchant Marine Co Ltd	1,399
2,956	*	ID Logistics Group	639
87,338		Iino Kaiun Kaisha Ltd	311
156,074		Imperial Holdings Ltd	352
42,712	g	InterGlobe Aviation Ltd	721
958,027		International Container Term Services, Inc	2,186
117,813		Japan Airlines Co Ltd	2,197
100,450	e	Japan Airport Terminal Co Ltd	4,450
14,544		JB Hunt Transport Services, Inc	1,838
12,251		Jeju Air Co Ltd	138
362,896	*	JetBlue Airways Corp	4,112
694,034		Jiangsu Express	701
10,391		Jin Air Co Ltd	82
2,700		Juneyao Airlines Co Ltd	4
285,073		Kamigumi Co Ltd	5,617
685,527		Kansas City Southern	123,964
49,288	*,e	Kawasaki Kisen Kaisha Ltd	552
170,630	e	Keihin Electric Express Railway Co Ltd	2,626
85,770		Keio Corp	5,310
102,689		Keisei Electric Railway Co Ltd	2,900
706,009	*	Kerry Logistics Network Ltd	1,279
156,076		Kintetsu Corp	6,661
300,700		Kintetsu World Express, Inc	6,409
84,471	*	Kirby Corp	3,055
345,572		Knight-Swift Transportation Holdings, Inc	14,065
25,868		Konoike Transport Co Ltd	285
4,294	*	Korea Express Co Ltd	651
11,405	*	Korea Line Corp	164
34,864		Korean Air Lines Co Ltd	560
50,322	e	Kuehne & Nagel International AG.	9,771
121,116		Kyushu Railway Co	2,590
37,085		Landstar System, Inc	4,654
1,234,316		Localiza Rent A Car	12,455
532,573	*	Lyft, Inc (Class A)	14,672
105,079		Macquarie Infrastructure Co LLC	2,826
76,080		MacroAsia Corp	7
606,818	g	Mahindra Logistics Ltd	2,852
550,220		Malaysia Airports Holdings BHD	632
231,821		Marten Transport Ltd	3,783
22,625	e	Maruwa Unyu Kikan Co Ltd	898
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
26,230		Maruzen Showa Unyu Co Ltd	$898
70,084		Matson, Inc	2,810
78,385	*	Mesa Air Group, Inc	231
1,408,056		MISC BHD	2,548
57,928	e	Mitsubishi Logistics Corp	1,653
119,200		Mitsui OSK Lines Ltd	2,353
47,114		Mitsui-Soko Co Ltd	825
669,800		MMC Corp BHD	119
125,752		Movida Participacoes S.A.	364
484,783		MTR Corp	2,406
109,343		Mullen Group Ltd	740
247,264		Mundra Port and Special Economic Zone Ltd	1,151
130,035		Nagoya Railroad Co Ltd	3,565
112,327		Nankai Electric Railway Co Ltd	2,493
102,554		Napier Port Holdings Ltd	241
621,139		National Express Group plc	1,221
287,000		Ningbo Zhoushan Port Co Ltd	158
64,982		Nippon Express Co Ltd	3,792
103,449		Nippon Konpo Unyu Soko Co Ltd	2,243
111,490		Nippon Yusen Kabushiki Kaisha	1,934
65,600	e	Nishi-Nippon Railroad Co Ltd	1,900
14,970		Nissin Corp	228
212,515	g	Nobina AB	1,397
33,738		Norfolk Southern Corp	7,220
260,366		Northgate plc	620
693,418	*,e	Norwegian Air Shuttle AS	70
247,348		Odakyu Electric Railway Co Ltd	6,218
38,188	e	Oesterreichische Post AG.	1,285
141,278		Old Dominion Freight Line	25,560
5,322,290	e	Pacific Basin Shipping Ltd	820
1,625	*,e	PAM Transportation Services, Inc	61
10,298	*	Pangaea Logistics Solutions Ltd	27
13,981		Park-Ohio Holdings Corp	225
33,994	*	Pegasus Hava Tasimaciligi AS.	203
6,430		Piraeus Port Authority	126
199,737	*	Promotora y Operadora de Infraestructura SAB de C.V.	1,413
1,983,000		PT Jasa Marga Tbk	484
5,648,600	*,†	PT Trada Maritime Tbk	19
958,175		Qantas Airways Ltd	2,810
518,245		Qatar Navigation QSC	855
2,956,155		QR National Ltd	9,094
1,983,954		Qube Logistics Holdings Ltd	3,611
117,047	*,e	Radiant Logistics, Inc	602
1,004,627		Royal Mail plc	3,081
1,135,870	*	Rumo S.A.	3,855
7,392		Ryder System, Inc	312
101,239	*,e	Safe Bulkers, Inc	104
81,297	e	Sagami Railway Co Ltd	2,192
41,267	*	Saia, Inc	5,205
96	*,†	SAir Group	0
22,170		Sakai Moving Service Co Ltd	1,086
61,850		Sankyu, Inc	2,443
441,404		Santos Brasil Participacoes S.A.	317
219,218	*,e	SAS AB	94
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
86,563	*	Saudi Ground Services Co	$705
60,156	*	Saudi Public Transport Co	291
85,504		SBS Holdings, Inc	1,786
83,905		Schneider National, Inc	2,075
14,256	e	Scorpio Bulkers, Inc	202
195,186		Seibu Holdings, Inc	2,102
156,806	*	Seino Holdings Corp	2,275
120,396		Senko Co Ltd	1,123
89,000		SF Holding Co Ltd	1,068
170,545		SG Holdings Co Ltd	8,874
101,000		Shandong Airlines Co Ltd	83
330,900		Shanghai International Airport Co Ltd	3,360
354,200		Shanghai International Port Group Co Ltd	218
129,044		Shanghai Jinjiang International Investment Holdings Co	95
48,277		Shenzhen Airport Co Ltd	61
896,000		Shenzhen Expressway Co Ltd	783
1,087,292		Shenzhen International Holdings Ltd	1,735
9,400		Shinwa Kaiun Kaisha Ltd	129
320,200		SIA Engineering Co Ltd	394
920,580		Signature Aviation plc	2,836
57,097	*	SIMPAR S.A.	258
250,720		Sincere Navigation	132
1,257,290		Singapore Airlines Ltd	3,217
778,100	e	Singapore Airport Terminal Services Ltd	1,625
1,601,019		Singapore Post Ltd	760
135,717		Sinotrans Ltd (Class A)	74
2,485,848		SITC International Co Ltd	3,444
15,371		Sixt AG.	1,385
36,408		Sixt AG. (Preference)	1,952
77,518		Skywest, Inc	2,315
882,392		Southwest Airlines Co	33,090
109,801	*	SpiceJet Ltd	72
146,705	*,e	Spirit Airlines, Inc	2,362
23,100		Spring Airlines Co Ltd	153
464,363		Stagecoach Group plc	232
104,000		STO Express Co Ltd	231
29,475		Stolt-Nielsen S.A.	259
116,190	*	STX Pan Ocean Co Ltd	338
63,083	e	Sumitomo Warehouse Co Ltd	800
1,092,833		Sydney Airport	4,641
1,864,000		Taiwan High Speed Rail Corp	2,045
180,252		TAV Havalimanlari Holding AS	357
33,499		Tegma Gestao Logistica	124
219,602		TFI International, Inc	9,183
678,500	*	Thai Airways International PCL (Foreign)	70
1,756,000		Tianjin Port Development Holdings Ltd	114
1,202,627		TNT NV	3,651
152,409		Tobu Railway Co Ltd	4,710
425,489		Tokyu Corp	5,522
6,015		Tonami Holdings Co Ltd	373
12,407		Trancom Co Ltd	896
2,581,033		Transurban Group	26,355
268,645	*	Turk Hava Yollari	362
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,202,160	*	Uber Technologies, Inc	$116,815
385,000		U-Ming Marine Transport Corp	400
2,415,204		Union Pacific Corp	475,481
373,324	*	United Airlines Holdings Inc	12,973
197,576		United International Transportation Co	1,792
1,697,408		United Parcel Service, Inc (Class B)	282,839
36,775		Universal Logistics Holdings Inc	767
34,617	*,e	US Xpress Enterprises, Inc	286
60,603	*,†	Virgin Australia Holdings Ltd	0	^
67,336	*,†	Virgin Australia Int Holdings	0
486,000		Wan Hai Lines Ltd	359
176,420		Werner Enterprises, Inc	7,408
142,616		West Japan Railway Co	7,046
750,200		Westports Holdings BHD	702
96,903	e	Westshore Terminals Investment Corp	1,107
120,907		Wilh. Wilhelmsen ASA	185
349,042		Wisdom Marine Lines Co Ltd	264
135,892	*	XPO Logistics, Inc	11,505
443,066		Yamato Transport Co Ltd	11,671
1,086,523	*	Yang Ming Marine Transport	367
1,036,000		Yuexiu Transport Infrastructure Ltd	604
83,980		Yunda Holding Co Ltd	231
842,794		Zhejiang Expressway Co Ltd	611
204,204		ZTO Express Cayman, Inc (ADR)	6,110
		TOTAL TRANSPORTATION	2,255,917

UTILITIES - 2.7%
1,743,974		A2A S.p.A.	2,533
1,654,210		Aboitiz Power Corp	873
24,432	e	Acciona S.A.	2,651
136,832		ACEA S.p.A.	2,878
499,843		Actelios S.p.A.	3,154
687,673	*	Adani Power Ltd	345
550,834		AES Corp	9,976
2,682,687		AES Gener S.A.	413
146,676	*	AES Tiete Energia SA	383
348,364	*,†	AET&D Holdings No 1 Ptd Ltd	0
641,334		AGL Energy Ltd	6,262
2,645,805		Aguas Andinas S.A.	741
575,244	e	Algonquin Power & Utilities Corp	8,355
79,547		Allete, Inc	4,116
58,130		Alliant Energy Corp	3,002
519,843	e	AltaGas Ltd	6,278
133,897		Alupar Investimento S.A.	552
33,829		Ameren Corp	2,675
2,583,660		American Electric Power Co, Inc	211,163
30,458		American States Water Co	2,283
25,424		American Water Works Co, Inc	3,683
1,218,477		APA Group	9,058
13,249	e	Artesian Resources Corp	457
105,315		Ascopiave S.p.A.	392
71,007		Atco Ltd	2,053
38,861		Athens Water Supply & Sewage Co S.A.	304
176,679	*,e	Atlantic Power Corp	346
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,955		Atmos Energy Corp	$1,525
1,741,828		AusNet Services	2,351
4,144		Avangrid, Inc	209
105,749		Avista Corp	3,608
75,500		Aygaz AS	111
799,433		B Grimm Power PCL	1,070
533,100		BCPG PCL	201
265,899		Beijing Enterprises Holdings Ltd	802
2,598,191		Beijing Enterprises Water Group Ltd	1,013
1,258,000		Beijing Jingneng Clean Energy Co Ltd	321
23,625		BKW S.A.	2,516
155,967		Black Hills Corp	8,343
5,144,000	*	Blue Sky Power Holdings Ltd	81
84,419		Boralex, Inc	2,440
38,822	e	Brookfield Infrastructure Corp	2,150
233,177		Brookfield Renewable Corp	13,664
18,281	*,e	Cadiz, Inc	182
48,239		California Water Service Group	2,096
120,901		Canadian Utilities Ltd	2,884
533,000		Canvest Environment Protection Group Co Ltd	230
114,937	e	Capital Power Corp	2,537
97,816		Capital Stage AG.	1,915
18,479,945		Centerpoint Energy, Inc	357,587
303,037		Centrais Eletricas Brasileiras S.A.	1,636
246,579		Centrais Eletricas Brasileiras S.A. (Preference)	1,369
89,367	e	Central Puerto S.A. (ADR)	200
6,462,110		Centrica plc	3,344
54,569		CESC Ltd	454
84,353		CEZ AS	1,595
1,092,000		CGN New Energy Holdings Co Ltd	139
5,578,000	g	CGN Power Co Ltd	1,149
39,459		Chesapeake Utilities Corp	3,326
1,935,631		China Datang Corp Renewable Power Co Ltd	266
552,000	e,g	China Everbright Greentech Ltd	222
733,213	e	China Everbright Water Ltd	122
1,304,808		China Gas Holdings Ltd	3,734
1,796,127		China Longyuan Power Group Corp	1,129
273,700		China National Nuclear Power Co Ltd	177
3,248,000		China Power International Development Ltd	601
480,780		China Resources Gas Group Ltd	2,159
1,011,303		China Resources Power Holdings Co	1,122
280,500	e	China Tian Lun Gas Holdings Ltd	215
764,254	e	China Water Affairs Group Ltd	602
660,500		China Yangtze Power Co Ltd	1,861
623,640		Chubu Electric Power Co, Inc	7,586
216,012	e	Chugoku Electric Power Co, Inc	2,701
316,694		Cia de Saneamento Basico do Estado de Sao Paulo	2,639
57,800		Cia de Saneamento de Minas Gerais-COPASA	481
178,049		Cia de Saneamento do Parana	807
871,459		Cia de Saneamento do Parana (Preference)	790
915,319		Cia Energetica de Minas Gerais	1,646
955,521		Cia Energetica de Sao Paulo (Class B)	4,807
14,056		Cia Energetica do Ceara	150
92,000		Cia Paranaense de Energia	1,016
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
681,000		CK Infrastructure Holdings Ltd	$3,196
2,255,280		CK Power PCL	415
336,301		Clearway Energy, Inc (Class A)	8,307
177,926		Clearway Energy, Inc (Class C)	4,797
1,722,363		CLP Holdings Ltd	16,082
41,611		CMS Energy Corp	2,555
7,693,486		Colbun S.A.	1,244
5,100,000		Concord New Energy Group Ltd	231
44,966		Consolidated Edison, Inc	3,498
20,738	e	Consolidated Water Co, Inc	216
800,977		Contact Energy Ltd	3,544
230,023		CPFL Energia S.A.	1,129
1,894,338		Dominion Energy, Inc	149,520
445,787		Drax Group plc	1,530
243,823		DTE Energy Co	28,049
1,126,527		Duke Energy Corp	99,765
2,051,941		E.ON AG.	22,617
567,500		Eastern Water Resources Development and Management PCL	168
502,853		Edison International	25,565
281,045		EDP - Energias do Brasil S.A.	871
94,659		Electric Power Development Co	1,460
601,049		Electricite de France	6,349
273,500		Electricity Generating PCL	1,622
28,899	e	Elia System Operator S.A.	2,889
240,275		Emera, Inc	9,870
18,070	*,e	Empresa Distribuidora Y Comercializadora Norte (ADR)	56
486,593		Empresa Electrica del Norte Grande S.A.	605
33,080		Enagas	763
647,592		Endesa S.A.	17,322
202,498	*	Enea S.A.	299
11,523,524		Enel S.p.A.	99,977
75,454	*	Energa S.A.	162
5,188,874		Energias de Portugal S.A.	25,513
163,600		Energisa S.A.	1,198
201,696	*	Energix-Renewable Energies Ltd	802
1,439,771		Energy Absolute PCL (Foreign)	1,793
223,771	g	Enerjisa Enerji AS.	258
26,275,962		Enersis Chile S.A.	1,843
33,398,264		Enersis S.A.	4,341
169,636	*	Eneva S.A.	1,453
189,351		Engie Brasil Energia S.A.	1,360
826,905	*	Enlight Renewable Energy Ltd	1,473
404,328		ENN Energy Holdings Ltd	4,437
1,966,211		Entergy Corp	193,731
833,922		Equatorial Energia S.A.	3,145
22,843	e	eRex Co Ltd	237
66,170		ERG S.p.A.	1,664
35,324		Essential Utilities Inc	1,422
1,051,102		Evergy, Inc	53,417
46,694		Eversource Energy	3,901
39,016		EVN AG.	651
3,680,144		Exelon Corp	131,602
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
853,922		First Gen Corp	$412
3,646,667		FirstEnergy Corp	104,696
99,937	g	Fjordkraft Holding ASA	970
432,298		Fortis, Inc	17,674
439,619		Fortum Oyj	8,888
833,764		GAIL India Ltd	985
1,915,317		Gaz de France	25,595
894,000		GD Power Development Co Ltd	266
583,409		Genesis Energy Ltd	1,137
11,973	e	Genie Energy Ltd	96
654,465		Global Power Synergy Co Ltd (Foreign)	1,193
11,142	e	Global Water Resources, Inc	120
1,539,966		Guangdong Investments Ltd	2,449
154,189		Gujarat Gas Ltd	646
452,742		Gujarat State Petronet Ltd	1,282
2,343,092		Gulf Energy Development PCL	2,261
15,997		Hawaiian Electric Industries, Inc	532
1,733,131		Hera S.p.A.	6,391
2,454,500		HK Electric Investments & HK Electric Investments Ltd	2,538
256,793		Hokkaido Electric Power Co, Inc	1,097
189,577	e	Hokuriku Electric Power Co	1,420
102,104		Holding CO ADMIE IPTO S.A.	281
11,095,680		Hong Kong & China Gas Ltd	16,111
1,437,162		Hong Kong Electric Holdings Ltd	7,575
272,000		Huadian Power International Corp Ltd (Class A)	143
252,600		Huaneng Power International, Inc	201
2,009,556		Huaneng Power International, Inc (Hong Kong)	780
660,063	*	Hub Power Co Ltd	312
214,800		Hubei Energy Group Co Ltd	117
322,708	g	Hydro One Ltd	6,839
7,815,271		Iberdrola S.A.	96,195
74,086		Idacorp, Inc	5,919
97,816		Indraprastha Gas Ltd	515
524,081	e	Infraestructura Energetica ,NV SAB de C.V.	1,579
753,307		Infratil Ltd	2,496
404,500		Inner Mongolia MengDian HuaNeng Thermal Power Corp Ltd	153
133,749		Innergex Renewable Energy, Inc	2,417
1,027,900	*,†	Inter Far East Energy Corp	0	^
430,823		Interconexion Electrica S.A.	2,294
395,937		Inversiones Aguas Metropolitanas S.A.	287
728,468		Iride S.p.A.	1,873
550,834		Italgas S.p.A	3,474
310,107		JSW Energy Ltd	238
15,300		K&O Energy Group, Inc	218
818,493		Kansai Electric Power Co, Inc	7,933
27,403		Kenon Holdings Ltd	620
4,254,493		Keppel Infrastructure Trust	1,705
2,915	*	Korea District Heating Corp	87
130,418	*	Korea Electric Power Corp	2,272
14,640		Korea Gas Corp	307
320,370		Kyushu Electric Power Co, Inc	2,907
219,434		Light S.A.	567
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,400		Luenmei Quantum Co Ltd	$29
36,592		Mahanagar Gas Ltd	413
2,069,300		Malakoff Corp BHD	472
234,636		Manila Electric Co	1,315
997,500		Manila Water Co, Inc	304
397,238		MDU Resources Group, Inc	8,938
242,000		Mega First Corp BHD	420
1,196,189		Meridian Energy Ltd	3,934
50,184		MGE Energy, Inc	3,145
14,011		Middlesex Water Co	871
636,993		Mighty River Power Ltd	2,155
270,936		Mosenergo PJSC (ADR)	329
32,505		National Fuel Gas Co	1,319
37,783		National Gas & Industrialization Co	308
3,154,498		National Grid plc	36,233
256,683		Naturgy Energy Group S.A.	5,148
146,961	e	New Jersey Resources Corp	3,971
1,128,533		NextEra Energy, Inc	313,236
39,929		Nippon Gas Co Ltd	2,018
532,078		NiSource, Inc	11,706
191,039	e	Northland Power Income Fund	5,779
44,454		Northwest Natural Holding Co	2,018
81,176		NorthWestern Corp	3,948
516,499		NRG Energy, Inc	15,877
1,230,282		NTPC Ltd	1,423
70,581	e	Oest Elektrizitatswirts AG. (Class A)	3,855
283,530		OGE Energy Corp	8,503
48,001		Okinawa Electric Power Co, Inc	752
99,339	*	Omega Geracao S.A.	648
107,645		ONE Gas, Inc	7,429
52,647		OPC Energy Ltd	479
32,697		Ormat Technologies, Inc	1,933
308,910	g	Orsted AS	42,586
308,914		Osaka Gas Co Ltd	6,014
54,516		Otter Tail Corp	1,972
48,483	*,e	Pampa Energia S.A. (ADR)	501
854,314		Pennon Group plc	11,366
825,146		Petronas Gas BHD	3,272
1,363,823	*,b	PG&E Corp	12,806
159,949		Pinnacle West Capital Corp	11,924
155,372		PNM Resources, Inc	6,422
409,379	*	Polska Grupa Energetyczna S.A.	680
263,981		Portland General Electric Co	9,371
1,771,774		Power Grid Corp of India Ltd	3,908
628,316		PPL Corp	17,096
13,295,320		PT Perusahaan Gas Negara Persero Tbk	832
94,178	*	Public Power Corp	563
123,571		Public Service Enterprise Group, Inc	6,785
32,063	*,e	Pure Cycle Corp	289
284,032		Qatar Electricity & Water Co	1,321
445,900		Ratch Group PCL	710
389,695		Red Electrica Corp S.A.	7,309
891,375		Redes Energeticas Nacionais S.A.	2,479
42,200	*,e	RENOVA, Inc	451
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,566	e	RGC Resources, Inc	$177
270,030		Rubis S.C.A	10,811
2,605,248		RWE AG.	97,565
821,025		Saudi Electricity Co	3,770
107,890	g	Scatec Solar ASA	2,492
986,064		Scottish & Southern Energy plc	15,347
236,600		SDIC Power Holdings Co Ltd	314
48,166		Sechilienne-Sidec	2,505
427,442		Sempra Energy	50,592
31,627		Severn Trent plc	996
101,700		Shanghai Electric Power Co Ltd	112
181,400		Shenergy Co Ltd	147
196,080		Shenzhen Energy Group Co Ltd	155
175,842	e	Shikoku Electric Power Co, Inc	1,341
51,610		Shizuoka Gas Co Ltd	459
136,200		Sichuan Chuantou Energy Co Ltd	197
730,018	*,h	Siemens Energy AG.	19,686
793,715	e	SIIC Environment Holdings Ltd	107
57,889		SJW Corp	3,523
270,725		Snam Rete Gas S.p.A.	1,392
70,282	*	Solaria Energia y Medio Ambiente S.A.	1,330
128,000	*,†	Sound Global Ltd	0	^
110,102		South Jersey Industries, Inc	2,122
483,039		Southern Co	26,190
108,566		Southwest Gas Holdings Inc	6,851
27,697		Spark Energy, Inc	230
1,906,654		Spark Infrastructure Group	2,801
440,700		SPCG PCL	272
82,132		Spire, Inc	4,369
365,272		Suez Environnement S.A.	6,749
190,582	*	Sunnova Energy International, Inc	5,796
15,243,856		Super Energy Corp PCL (Foreign)	406
191,987	e	Superior Plus Corp	1,696
365,450		Taiwan Cogeneration Corp	481
1,220,948		Tata Power Co Ltd	885
979,773	*	Tauron Polska Energia S.A.	557
70,627	e	Telecom Plus plc	1,213
2,234,215		Tenaga Nasional BHD	5,654
41,423		Terna Energy S.A.	554
1,400,988		Terna Rete Elettrica Nazionale S.p.A.	9,802
1,349,278		Thai Tap Water Supply PCL	538
54,759	e	Toho Gas Co Ltd	2,710
329,767		Tohoku Electric Power Co, Inc	3,305
1,338,968	*	Tokyo Electric Power Co, Inc	3,682
416,310		Tokyo Gas Co Ltd	9,500
177,908		Torrent Power Ltd	757
887,000		Towngas China Co Ltd	367
2,216,339		TPI Polene Power PCL	290
301,699		TransAlta Corp	1,856
116,607	*,e	TransAlta Renewables, Inc	1,465
758,369		Transmissora Alianca de Energia Eletrica S.A.	3,776
31,333		UGI Corp	1,033
175,835		Uniper SE	5,676
125,786		United Utilities Group plc	1,389
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,142		Unitil Corp	$894
553,623		Veolia Environnement	11,945
879,899		Vistra Energy Corp	16,595
158,194		WEC Energy Group, Inc	15,329
19,300	e	West Holdings Corp	528
961,100		WHA Utilities and Power PCL	108
420,963		Xcel Energy, Inc	29,051
9,063		York Water Co	383
3,056,444		YTL Corp BHD	498
1	*	Zorlu Enerji Elektrik Uretim AS	0
		TOTAL UTILITIES	3,035,670

		TOTAL COMMON STOCKS	111,028,066
		(Cost $96,037,294)

PURCHASED OPTIONS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
560,000		Financial Select Sector SPDR Fund	353
		TOTAL DIVERSIFIED FINANCIALS	353

MATERIALS - 0.0%
34,000		Dow, Inc	99
		TOTAL MATERIALS	99

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,000		Apple, Inc	0	^
1,600,000		Cisco Systems, Inc	16
250,000		Cisco Systems, Inc	3
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	19

UTILITIES - 0.0%
360,000		Energy Select Sector SPDR Fund	36
		TOTAL UTILITIES	36

		TOTAL PURCHASED OPTIONS	507
		(Cost $5,077)

PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
8,497,223	*,†	Ayala Land, Inc	18
		TOTAL REAL ESTATE	18

		TOTAL PREFERRED STOCKS	18
		(Cost $20)

RIGHTS / WARRANTS - 0.0%

CAPITAL GOODS - 0.0%
79,135	e	Abengoa S.A. (B Shares)	1
		TOTAL CAPITAL GOODS	1

182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
CONSUMER SERVICES - 0.0%
11,519		EIH Ltd	$2
78,344		Minor International PCL	18
5,621	e	PointsBet Holdings Pty Ltd	10
		TOTAL CONSUMER SERVICES	30

DIVERSIFIED FINANCIALS - 0.0%
583,509		Ratchthani Leasing PCL	56
25,653		Srisawad Corp PCL	10
86,644	h	Woori Investment Bank Co Ltd	1
		TOTAL DIVERSIFIED FINANCIALS	67

ENERGY - 0.0%
8,918	e	Weatherford International plc	1
		TOTAL ENERGY	1

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
318		Pulse Biosciences, Inc	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

INSURANCE - 0.0%
705,621		Saga plc	0
		TOTAL INSURANCE	0

MATERIALS - 0.0%
105,650	†	Siam Cement PCL	0
		TOTAL MATERIALS	0

MEDIA & ENTERTAINMENT - 0.0%
230,631	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
78,634	e	Almirall S.A.	19
156,143	†	Elanco Animal Health, Inc CVR	9
734		Medytox, Inc	18
17,790	†,e	Omthera Pharmaceuticals, Inc	11
20,027	†,e	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	58

REAL ESTATE - 0.0%
57,586		Amata Corp PCL	2
66,478,080		U City PCL	21
		TOTAL REAL ESTATE	23

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
30,484	†	Legend Holdings Corp	5
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5

TRANSPORTATION - 0.0%
1,248	h	Hanjin Transportation Co Ltd	7
4,253	h	Jin Air Co Ltd	8
1,972,962		SAS AB	102
		TOTAL TRANSPORTATION	117

		TOTAL RIGHTS / WARRANTS	302
		(Cost $306)
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 0.7%
$23,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.095%	11/24/20	$22,998
10,000,000		FAMC	0.120	02/01/21	9,996
15,500,000		Federal Farm Credit Bank (FFCB)	0.060	10/06/20	15,500
20,000,000		FFCB	0.060	10/07/20	20,000
48,840,000		Federal Home Loan Bank (FHLB)	0.070-0.085	10/09/20	48,839
28,000,000		FHLB	0.085	10/14/20	28,000
13,470,000		FHLB	0.090	10/16/20	13,470
20,000,000		FHLB	0.070	10/21/20	19,999
50,000,000		FHLB	0.080	10/22/20	49,998
47,471,000		FHLB	0.070-0.100	10/23/20	47,469
60,750,000		FHLB	0.080-0.100	10/28/20	60,747
80,093,000		FHLB	0.080-0.100	10/30/20	80,089
23,060,000		FHLB	0.085	11/03/20	23,059
27,138,000		FHLB	0.105	11/04/20	27,136
28,140,000		FHLB	0.105	11/06/20	28,138
17,500,000		FHLB	0.094-0.095	11/18/20	17,498
25,000,000		FHLB	0.164	12/30/20	24,994
45,000,000		FHLB	0.100	01/19/21	44,988
20,000,000		FHLB	0.100	01/29/21	19,994
10,345,000		FHLB	0.115-0.120	02/17/21	10,341
15,000,000		FHLB	0.170	03/08/21	14,994
20,000,000		FHLB	0.110	03/12/21	19,991
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.145	10/19/20	24,999
11,240,000		Federal National Mortgage Association (FNMA)	0.115	10/14/20	11,240
25,000,000		FNMA	0.120	12/15/20	24,995
		TOTAL GOVERNMENT AGENCY DEBT			709,472

REPURCHASE AGREEMENT - 0.1%
99,520,000	r	Fixed Income Clearing Corp (FICC)	0.070	10/01/20	99,520
		TOTAL REPURCHASE AGREEMENT			99,520

TREASURY DEBT - 0.4%
75,515,000		United States Cash Management Bill	0.074-0.146	10/13/20	75,513
28,820,000		United States Cash Management Bill	0.099	11/17/20	28,817
50,000,000		United States Cash Management Bill	0.099	12/01/20	49,992
50,000,000		United States Cash Management Bill	0.102	01/05/21	49,987
50,000,000		United States Cash Management Bill	0.098	02/16/21	49,980
27,320,000		United States Treasury Bill	0.052-0.140	10/01/20	27,320
68,645,000		United States Treasury Bill	0.085-0.088	10/29/20	68,640
50,000,000		United States Treasury Bill	0.110	12/03/20	49,991
50,000,000		United States Treasury Bill	0.092	12/24/20	49,987
25,918,000		United States Treasury Bill	0.098-0.110	01/14/21	25,910
		TOTAL TREASURY DEBT			476,137

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

CERTIFICATE OF DEPOSIT - 0.1%
83,000,000		Lloyds Bank plc	0.58	10/01/20	83,000
		TOTAL CERTIFICATE OF DEPOSIT			83,000
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
REPURCHASE AGREEMENT - 0.8%
$24,725,000	s	Barclays Capital	0.06%	10/01/20	$24,725
83,000,000	t	Calyon	0.08	10/01/20	83,000
50,000,000	u	Citigroup	0.06	10/01/20	50,000
100,000,000	v	Deutsche Bank	0.06	10/01/20	100,000
39,000,000	w	Goldman Sachs	0.06	10/01/20	39,000
67,000,000	x	HSBC Bank	0.06	10/01/20	67,000
62,000,000	y	HSBC Bank	0.08	10/01/20	62,000
34,000,000	z	JP Morgan Securities	0.07	10/01/20	34,000
129,000,000	aa	JP Morgan Securities	0.08	10/01/20	129,000
65,000,000	ab	Merrill Lynch	0.08	10/01/20	65,000
100,000,000	ac	Morgan Stanley	0.08	10/01/20	100,000
55,000,000	ad	Nomura	0.06	10/01/20	55,000
50,000,000	ae	Royal Bank of Scotland	0.06	10/01/20	50,000
45,712,000	af	Societe Generale	0.06	10/01/20	45,712
50,000,000	ag	Societe Generale	0.08	10/01/20	50,000
		TOTAL REPURCHASE AGREEMENT			954,437

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,037,437

		TOTAL SHORT-TERM INVESTMENTS			2,322,566
		(Cost $2,322,542)
		TOTAL INVESTMENTS - 100.8%			113,351,767
		(Cost $98,365,540)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(875,282)
		NET ASSETS - 100.0%			$112,476,485

		Abbreviation(s):
ADR		American Depositary Receipt
CVR		Contingent Value Right
ETF		Exchange Traded Fund
GDR		Global Depositary Receipt
OTC		Over The Counter
REIT		Real Estate Investment Trust
SPDR		Standard & Poor’s Depositary Receipts

*		Non-income producing
^		Amount represents less than $1,000.
†		Security is categorized as Level 3 in the fair value hierarchy.
a		Affiliated holding
b		In bankruptcy
d		All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,749,795,128.
g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities is $1,178,066,376 or 1.0% of net assets.
h		All or a portion of these securities were purchased on a delayed delivery basis.
n		All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r		Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $99,520,000 on 10/1/20, collateralized by U.S. Treasury Notes valued at $101,510,449.
s		Agreement with Barclays Capital, 0.06% dated 9/30/20 to be repurchased at $24,725,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $25,219,500.
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

t	Agreement with Calyon, 0.08% dated 9/30/20 to be repurchased at $83,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $84,660,000.
u	Agreement with Citigroup, 0.06% dated 9/30/20 to be repurchased at $50,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $51,000,000.
v	Agreement with Deutsche Bank, 0.06% dated 9/30/20 to be repurchased at $100,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $102,000,000.
w	Agreement with Goldman Sachs, 0.06% dated 9/30/20 to be repurchased at $39,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $39,780,000.
x	Agreement with HSBC Bank, 0.06% dated 9/30/20 to be repurchased at $67,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $68,340,000.
y	Agreement with HSBC Bank, 0.08% dated 9/30/20 to be repurchased at $62,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $63,240,000.
z	Agreement with JP Morgan Securities, 0.07% dated 9/30/20 to be repurchased at $34,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $34,680,000.
aa	Agreement with JP Morgan Securities, 0.08% dated 9/30/20 to be repurchased at $129,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $131,580,000.
ab	Agreement with Merrill Lynch, 0.08% dated 9/30/20 to be repurchased at $65,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $66,300,000.
ac	Agreement with Morgan Stanley, 0.08% dated 9/30/20 to be repurchased at $100,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $102,000,000.
ad	Agreement with Nomura, 0.06% dated 9/30/20 to be repurchased at $55,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $56,100,000.
ae	Agreement with Royal Bank of Scotland, 0.06% dated 9/30/20 to be repurchased at $50,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $51,000,000.
af	Agreement with Societe Generale, 0.06% dated 9/30/20 to be repurchased at $45,712,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $46,626,240.
ag	Agreement with Societe Generale, 0.08% dated 9/30/20 to be repurchased at $50,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $51,000,000.

Cost amounts are in thousands.

Purchased options outstanding as of September 30, 2020 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	10	$8	$ 132.50	10/16/20	$0 ^
Cisco Systems, Inc, Call	2,500	542	47.50	10/16/20	3
Cisco Systems, Inc, Call	16,000	3,166	50.00	10/16/20	16
Dow, Inc, Call	340	47	50.00	01/15/21	99
Energy Select Sector SPDR Fund, Call	3,600	727	43.00	12/18/20	36
Financial Select Sector SPDR Fund, Call	5,600	587	26.00	12/18/20	353
Total	28,050	$5,077			$507
^ Amount represents less than $1,000.

Written options outstanding as of September 30, 2020 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	20	$(8)	$ 146.25	10/16/20	$(0)^
Apple, Inc, Call	1,404	(754)	92.50	10/16/20	(3,299)
Cisco Systems, Inc, Call	18,500	(221)	60.00	10/16/20	(19)
Dow, Inc, Put	340	(47)	25.00	01/15/21	(10)
DuPont de Nemours, Inc, Put	209	(85)	42.50	10/16/20	(2)
DuPont de Nemours, Inc, Put	209	(110)	45.00	10/16/20	(2)
JPMorgan Chase & Co, Put	20	(1)	85.00	10/09/20	(0)^
Total	20,702	(1,226)			$(3,332)

^   Amount represents less than $1,000.

186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Futures contracts outstanding as of September 30, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
Russell 2000 E Mini Index	527	12/18/20	$40,066	$39,641	$(425)
S&P 500 E Mini Index	3,582	12/18/20	607,125	600,343	(6,782)
S&P Mid-Cap 400 E Mini Index	383	12/18/20	71,757	71,081	(676)
Total	4,492		$718,948	$711,065	$(7,883)

Forward foreign currency contracts outstanding as of September 30, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$4,014	CAD	5,400	Bank of America	10/21/20	$(42)
	$9,990	GBP	7,900	Bank of America	10/21/20	(205)
	$10,001	JPY	1,070,000	Bank of America	10/21/20	(147)
Total						$(394)
	$4,971	AUD	7,100	Morgan Stanley	10/21/20	$(115)
	$54,459	CAD	72,000	Morgan Stanley	12/10/20	371
	$39,064	GBP	30,000	Morgan Stanley	12/10/20	337
	$4,998	SEK	45,000	Morgan Stanley	10/21/20	(27)
EUR	11,400		$13,033	Morgan Stanley	10/21/20	339
Total						$905
Total						$511

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
September 30, 2020

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$78,245,436	69.0%
TOTAL DOMESTIC	78,245,436	69.0
FOREIGN

ARGENTINA	40,072	0.0
AUSTRALIA	1,559,562	1.4
AUSTRIA	155,106	0.1
BAHAMAS	524	0.0
BELGIUM	162,394	0.2
BERMUDA	33,237	0.0
BRAZIL	666,683	0.6
BURKINA FASO	3,047	0.0
CAMEROON	860	0.0
CANADA	1,946,993	1.7
CAYMAN ISLANDS	3,323	0.0
CHILE	53,508	0.0
CHINA	3,973,543	3.5
COLOMBIA	13,193	0.0
COTE D’IVOIRE	4,554	0.0
CYPRUS	84	0.0
CZECH REPUBLIC	5,090	0.0
DENMARK	524,634	0.5
EGYPT	19,733	0.0
FAROE ISLANDS	3,598	0.0
FINLAND	217,307	0.2
FRANCE	2,247,116	2.0
GEORGIA	490	0.0
GERMANY	2,045,628	1.8
GHANA	1,125	0.0
GREECE	12,300	0.0
GUERNSEY, C.I.	1,478	0.0
HONG KONG	581,430	0.5
HUNGARY	11,070	0.0
INDIA	861,831	0.8
INDONESIA	150,801	0.1
IRELAND	461,799	0.4
ISLE OF MAN	659	0.0
ISRAEL	226,654	0.2
ITALY	582,002	0.5
JAPAN	5,716,860	5.1
JERSEY, C.I.	1,399	0.0
JORDAN	2,636	0.0
KAZAKHSTAN	4,478	0.0
KOREA, REPUBLIC OF	1,085,128	1.0
KYRGYZSTAN	2,804	0.0
LIECHTENSTEIN	1,392	0.0
LUXEMBOURG	36,665	0.0
MACAU	98,019	0.1
MALAYSIA	123,698	0.1
MALTA	3,110	0.0
MEXICO	207,306	0.2
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
MONACO	$1,673	0.0%
MONGOLIA	938	0.0
MYANMAR	319	0.0
NETHERLANDS	1,483,218	1.3
NEW ZEALAND	76,285	0.1
NORWAY	160,545	0.1
PAKISTAN	5,372	0.0
PANAMA	2,724	0.0
PERU	48,868	0.0
PHILIPPINES	52,642	0.1
POLAND	51,489	0.1
PORTUGAL	50,543	0.1
PUERTO RICO	15,465	0.0
QATAR	44,509	0.0
ROMANIA	797	0.0
RUSSIA	302,895	0.3
SAUDI ARABIA	207,447	0.2
SINGAPORE	202,219	0.2
SLOVENIA	4,677	0.0
SOUTH AFRICA	341,909	0.3
SPAIN	349,340	0.3
SWEDEN	675,659	0.6
SWITZERLAND	2,147,516	1.9
TAIWAN	1,426,200	1.3
TANZANIA, UNITED REPUBLIC OF	33,875	0.0
THAILAND	142,955	0.1
TURKEY	59,748	0.1
UKRAINE	754	0.0
UNITED ARAB EMIRATES	34,617	0.0
UNITED KINGDOM	3,308,822	2.9
VIETNAM	5,360	0.0
ZAMBIA	12,028	0.0
TOTAL FOREIGN	35,106,331	31.0

TOTAL PORTFOLIO	$113,351,767	100.0%
189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.7%

ARGENTINA - 0.0%
6,527	*	Globant S.A.	$1,170
3,898	*	MercadoLibre, Inc	4,219
13,400		Telecom Argentina S.A. (ADR) (Class B)	88
39,900	*	YPF S.A. (ADR) (Class D)	142
		TOTAL ARGENTINA	5,619

AUSTRALIA - 1.6%
378,751	*	Afterpay Touch Group Ltd	22,325
65,233		AGL Energy Ltd	637
365,525		AMP Ltd	344
251,898		Ampol Ltd	4,347
134,629		APA Group	1,001
4,897		Aristocrat Leisure Ltd	107
19,427		AusNet Services	26
849,507		Australia & New Zealand Banking Group Ltd	10,598
42,402		Australian Stock Exchange Ltd	2,479
681,005	*,†	AZ BGP Holdings	2
25,113		BHP Billiton Ltd	649
18,003		BHP Group plc	384
5,047		BlueScope Steel Ltd	47
12,951		Brambles Ltd	98
79,830		Challenger Financial Services Group Ltd	222
286	*	CIMIC Group Ltd	4
5,396		Coca-Cola Amatil Ltd	37
560		Cochlear Ltd	80
11,383		Coles Group Ltd	139
44,382		Commonwealth Bank of Australia	2,042
4,874		Computershare Ltd	43
1,290		Crown Resorts Ltd	8
454,503		CSL Ltd	93,885
8,836		Dexus Property Group	57
12,889		Evolution Mining Ltd	54
6,939,111		Fortescue Metals Group Ltd	81,521
85,172		Glencore Xstrata plc	177
14,032		Goodman Group	182
13,668		GPT Group	38
1,214,495		IDP Education Ltd	16,719
1,850,000		Ingenia Communities Group	6,094
287,215		Insurance Australia Group Ltd	909
4,847		Lend Lease Corp Ltd	39
18,630		Macquarie Group Ltd	1,615
1,270		Magellan Financial Group Ltd	52
27,258		Medibank Pvt Ltd	49
140,000	*	Megaport Ltd	1,624
30,912		Mirvac Group	48
190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
615,236		National Australia Bank Ltd	$7,904
463,480		Newcrest Mining Ltd	10,510
1,496,503	*	NEXTDC Ltd	13,280
6,028		Northern Star Resources Ltd	60
12,273		Oil Search Ltd	24
4,064		Orica Ltd	45
13,394		Origin Energy Ltd	42
5,461		Perpetual Trustees Australia Ltd	110
1,341,428	*,e	PointsBet Holdings Ltd	10,465
125,315		Qantas Airways Ltd	368
147,759		QBE Insurance Group Ltd	919
19,178		QR National Ltd	59
1,829		Ramsay Health Care Ltd	87
527		REA Group Ltd	42
3,166		Rio Tinto Ltd	216
446,976		Rio Tinto plc	26,896
13,908		Santos Ltd	49
630,997		Scentre Group	1,005
3,350		Seek Ltd	52
47,001		Sonic Healthcare Ltd	1,116
39,645		South32 Ltd	59
18,518		Stockland Trust Group	51
139,256		Suncorp-Metway Ltd	850
13,215		Sydney Airport	56
22,231		Tabcorp Holdings Ltd	54
518,029		Telstra Corp Ltd	1,037
2,356	*	TPG Telecom Ltd	12
23,323		Transurban Group	238
4,890		Treasury Wine Estates Ltd	31
24,091		Vicinity Centres	24
264,254	*,†	Virgin Australia Holdings Ltd	2
664	e	Washington H Soul Pattinson & Co Ltd	11
59,664		Wesfarmers Ltd	1,907
179,373		Westpac Banking Corp	2,181
1,337		Wisetech Global Ltd	25
8,300		Woodside Petroleum Ltd	105
98,411		Woolworths Ltd	2,573
2,208,434	*,e	Zip Co Ltd	10,119
		TOTAL AUSTRALIA	341,266

AUSTRIA - 0.0%
276		Andritz AG.	8
184,528	g	BAWAG Group AG.	6,672
108,489	*	Erste Bank der Oesterreichischen Sparkassen AG.	2,272
7,868	e	Oest Elektrizitatswirts AG. (Class A)	430
924	*	OMV AG.	25
1,640	*,e	Raiffeisen International Bank Holding AG.	25
1,133		Voestalpine AG.	30
		TOTAL AUSTRIA	9,462

BELGIUM - 0.0%
1,437		Ageas	59
58,858		Anheuser-Busch InBev S.A.	3,169
331	*	Colruyt S.A.	21
311		Elia System Operator S.A.	31
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
426	*	Galapagos NV	$61
962		Groupe Bruxelles Lambert S.A. (EN Brussels)	87
2,129		KBC Groep NV	107
957		Proximus plc	17
105		Sofina S.A.	29
595		Solvay S.A.	51
385		Telenet Group Holding NV	15
1,077		UCB S.A.	122
1,652		Umicore S.A.	69
		TOTAL BELGIUM	3,838

BERMUDA - 0.0%
28,402		RenaissanceRe Holdings Ltd	4,821
203,322	*	Third Point Reinsurance Ltd	1,413
		TOTAL BERMUDA	6,234

BRAZIL - 1.5%
890,900		AMBEV S.A.	1,989
271,721	*	Arco Platform Ltd	11,097
352,538		Arcos Dorados Holdings, Inc	1,445
67,400		Atacadao Distribuicao Comercio e Industria Ltd	246
5,661,097	*	B2W Companhia Global Do Varejo	90,704
384,500		B3 SA-Brasil Bolsa Balcao	3,766
236,902		Banco Bradesco S.A.	760
781,322		Banco Bradesco S.A. (Preference)	2,700
40,600		Banco BTG Pactual S.A. - Unit	527
156,032		Banco do Brasil S.A.	823
1,024,500		Banco Inter S.A.	9,902
911,219		Banco Itau Holding Financeira S.A.	3,651
70,300		Banco Santander Brasil S.A.	350
131,800		BB Seguridade Participacoes S.A.	570
38,000		Braskem S.A.	141
109,600	*	BRF S.A.	359
61,355		Centrais Eletricas Brasileiras S.A.	331
50,400		Centrais Eletricas Brasileiras S.A. (Preference)	280
2,138,800		Cia Brasileira de Distribuicao	26,560
208,700		Cia de Concessoes Rodoviarias	471
60,600		Cia de Saneamento Basico do Estado de Sao Paulo	505
194,483		Cia Energetica de Minas Gerais	350
16,900		Cia Paranaense de Energia	187
127,000		Cia Siderurgica Nacional S.A.	373
243,300		Cielo S.A.	170
342,100		Cogna Educacao	316
25,500		Cosan SA Industria e Comercio	310
44,200		CPFL Energia S.A.	217
35,700		Energisa S.A.	261
38,450		Engie Brasil Energia S.A.	276
169,300		Equatorial Energia S.A.	638
201,700		Gerdau S.A. (Preference)	747
37,300	g	Hapvida Participacoes e Investimentos S.A.	413
71,500		Hypermarcas S.A.	380
828,240		Investimentos Itau S.A. - PR	1,298
181,614		IRB Brasil Resseguros S	242
207,900		JBS S.A.	765
129,700		Klabin S.A.	550
2,112,090		Localiza Rent A Car	21,313
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,099,671		Lojas Americanas S.A. (Preference)	$15,670
150,280		Lojas Renner S.A.	1,061
1,397,100		Magazine Luiza S.A.	22,191
55,300		Multiplan Empreendimentos Imobiliarios S.A.	191
133,610		Natura & Co Holding S.A.	1,216
84,500		Notre Dame Intermedica Participacoes S.A.	979
497,075	*	Pagseguro Digital Ltd	18,745
126,500		Petrobras Distribuidora S.A.	454
715,500		Petroleo Brasileiro S.A.	2,519
914,638		Petroleo Brasileiro S.A. (Preference)	3,194
16,800		Porto Seguro S.A.	144
198,500		Raia Drogasil S.A.	828
242,400	*	Rumo S.A.	823
480,102	*	StoneCo Ltd	25,393
54,300		Sul America S.A.	383
102,680	*	Suzano Papel e Celulose S.A.	833
86,600		Telefonica Brasil S.A.	670
152,400		Tim Participacoes S.A.	354
135,300		Ultrapar Participacoes S.A.	464
667,900		Vale S.A.	7,030
238,700	*	Via Varejo S.A.	737
143,860		Weg S.A.	1,683
3,826		Wheaton Precious Metals Corp	188
422,546	*	XP, Inc	17,616
		TOTAL BRAZIL	309,349

CANADA - 1.7%
26,228		Agnico-Eagle Mines Ltd	2,090
197	*	Air Canada	2
5,027	e	Algonquin Power & Utilities Corp	73
1,097,483		Alimentation Couche Tard, Inc	38,219
2,935		AltaGas Ltd	35
960		Atco Ltd	28
8,817		B2Gold Corp	57
5,451		Bank of Montreal	319
57,750	e	Bank of Nova Scotia	2,399
1,450,703		Barrick Gold Corp (Canada)	40,747
1,287		BCE, Inc	53
5,790	*	Blackberry Ltd (New)	27
41,398	e	Brookfield Asset Management, Inc	1,370
2,029		CAE, Inc	30
2,984		Cameco Corp (Toronto)	30
968		Canadian Apartment Properties REIT	34
53,407		Canadian Imperial Bank of Commerce	3,992
6,060		Canadian National Railway Co	645
10,074		Canadian Natural Resources Ltd (Canada)	161
223,075		Canadian Pacific Railway Ltd (Toronto)	67,858
603	e	Canadian Tire Corp Ltd	61
1,508		Canadian Utilities Ltd	36
1,476	*,e	Canopy Growth Corp (Toronto)	21
1,216		CCL Industries	47
7,658		Cenovus Energy, Inc (Toronto)	30
1,961	*	CGI, Inc	133
1,004		CI Financial Corp	13
172		Constellation Software, Inc	191
2,302	*,e	Cronos Group, Inc	12
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
147,000	*	Descartes Systems Group, Inc	$8,374
672,317		Dollarama, Inc	25,771
500,000	*	Dye & Durham Ltd	8,344
2,089		Emera, Inc	86
1,333		Empire Co Ltd	39
182,280		Enbridge, Inc (Toronto)	5,325
228		Fairfax Financial Holdings Ltd	67
69		First Capital Real Estate Investment Trust	1
3,962		Fortis, Inc	162
1,620		Franco-Nevada Corp	226
806		George Weston Ltd	59
1,423		Gildan Activewear, Inc	28
2,914		Great-West Lifeco, Inc	57
2,801	e,g	Hydro One Ltd	59
749		iA Financial Corp, Inc	26
878	e	IGM Financial, Inc	20
1,554		Imperial Oil Ltd	19
83,499		Intact Financial Corp	8,941
4,418	e	Inter Pipeline Ltd	43
1,288	e	Keyera Corp	19
24,500	*	Kinaxis, Inc	3,606
10,739	*	Kinross Gold Corp	95
2,247		Kirkland Lake Gold Ltd	110
463,661	*,e	Lightspeed POS, Inc	14,855
1,524		Loblaw Cos Ltd	80
2,422		Magna International, Inc	111
134,401		Manulife Financial Corp (Toronto)	1,869
2,154		Metro, Inc	103
2,862		National Bank of Canada	142
717,885		Nutrien Ltd (Toronto)	28,148
857		Onex Corp	38
2,316		Open Text Corp (Toronto)	98
1,779		Pan American Silver Corp (Toronto)	57
1,559	e	Parkland Corp	41
4,686	e	Pembina Pipeline Income Fund	99
70,582		Power Corp Of Canada	1,383
1,832		Quebecor, Inc	46
2,431		Restaurant Brands International, Inc (Toronto)	140
60,264		RioCan Real Estate Investment Trust	636
902		Ritchie Bros Auctioneers, Inc	53
3,020		Rogers Communications, Inc (Class B)	120
248,176		Royal Bank of Canada	17,425
2,038		Saputo, Inc	51
3,977		Shaw Communications, Inc (B Shares)	73
36,960	*	Shopify, Inc (Class A) (Toronto)	37,797
723		Smart Real Estate Investment Trust	11
1,745	*	SSR Mining, Inc	33
51,930		Sun Life Financial, Inc	2,116
13,019		Suncor Energy, Inc	159
184,276		TC Energy Corp	7,736
4,940		Teck Cominco Ltd	69
3,557		TELUS Corp	63
1,479		Thomson Reuters Corp	118
457		TMX Group Ltd	47
394,157		Toronto-Dominion Bank	18,249
7,240	e	West Fraser Timber Co Ltd	336
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
960		WSP Global, Inc	$63
7,598		Yamana Gold, Inc	43
		TOTAL CANADA	352,598

CHILE - 0.0%
544,852		Aguas Andinas S.A.	153
3,946		Antofagasta plc	52
8,353,166		Banco de Chile	637
9,343		Banco de Credito e Inversiones	295
11,766,130		Banco Santander Chile S.A.	409
96,748		Cencosud Shopping S.A.	138
272,213		Centros Comerciales Sudamericanos S.A.	399
26,933		Cia Cervecerias Unidas S.A.	174
1,609,232		Colbun S.A.	260
71,825		Embotelladora Andina S.A.	159
27,406		Empresa Nacional de Telecomunicaciones S.A.	170
203,022		Empresas CMPC S.A.	427
70,419		Empresas COPEC S.A.	528
4,987,799		Enersis Chile S.A.	350
6,561,125		Enersis S.A.	853
6,410		Lundin Mining Corp	36
134,521		SACI Falabella	394
20,637		Sociedad Quimica y Minera de Chile S.A. (Class B)	671
		TOTAL CHILE	6,105

CHINA - 5.8%
52,000		360 Security Technology, Inc	127
246,500	*,e,g	3SBio, Inc	279
5,300	*	51job, Inc (ADR)	413
137,500		AAC Technologies Holdings, Inc	748
3,800		Accelink Technologies Co Ltd	20
14,200		Addsino Co Ltd	44
9,700		AECC Aero-Engine Control Co Ltd	28
27,200		AECC Aviation Power Co Ltd	165
206,000		Agile Property Holdings Ltd	271
5,406,000		Agricultural Bank of China Ltd	1,696
812,800		Agricultural Bank of China Ltd (Class A)	379
47,437		Aier Eye Hospital Group Co Ltd	359
73,900		Air China Ltd	77
364,000		Air China Ltd (H shares)	240
23,000		Airtac International Group	523
24,900		Aisino Corp	58
76,000	e,g	AK Medical Holdings Ltd	196
997,282	*	Alibaba Group Holding Ltd (ADR)	293,181
610,000	*	Alibaba Health Information Technology Ltd	1,500
82,500	g	A-Living Services Co Ltd	422
678,000	*	Aluminum Corp of China Ltd	140
182,500	*	Aluminum Corp of China Ltd (Class A)	78
107,430		Angang Steel Co Ltd	41
5,900		Angel Yeast Co Ltd	53
234,000		Anhui Conch Cement Co Ltd	1,621
45,700		Anhui Conch Cement Co Ltd (Class A)	373
19,900		Anhui Gujing Distillery Co Ltd	222
4,400		Anhui Gujing Distillery Co Ltd (Class A)	141
8,400		Anhui Kouzi Distillery Co Ltd	63
200,000		Anta Sports Products Ltd	2,087
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,500		Apeloa Pharmaceutical Co Ltd	$12
2,300		Asymchem Laboratories Tianjin Co Ltd	89
3,000		Autobio Diagnostics Co Ltd	71
10,900		Autohome, Inc (ADR)	1,046
33,200		AVIC Aircraft Co Ltd	113
80,200		Avic Capital Co Ltd	52
44,800		AVIC Electromechanical Systems Co Ltd	76
5,800		AVIC Jonhon Optronic Technology Co Ltd	40
10,200		AVIC Shenyang Aircraft Co Ltd	86
501,000		AviChina Industry & Technology Co	287
6,800		AVICOPTER plc	56
26,300	*	BAIC BluePark New Energy Technology Co Ltd	23
331,000	g	BAIC Motor Corp Ltd	135
51,400	*	Baidu, Inc (ADR)	6,507
265,100		Bank of Beijing Co Ltd	183
34,600		Bank of Chengdu Co Ltd	50
391,000		Bank of China Ltd	184
15,303,000		Bank of China Ltd (Hong Kong)	4,760
502,500		Bank of Communications Co Ltd	336
1,762,000		Bank of Communications Co Ltd (Hong Kong)	849
61,800		Bank of Hangzhou Co Ltd	107
142,600		Bank of Jiangsu Co Ltd	128
115,600		Bank of Nanjing Co Ltd	134
68,200		Bank of Ningbo Co Ltd	317
152,422		Bank of Shanghai Co Ltd	183
256,500		Baoshan Iron & Steel Co Ltd	188
9,569	*,e	Baozun, Inc (ADR)	311
96,300		BBMG Corp	44
383	*	BeiGene Ltd (ADR)	110
13,700		Beijing Capital Development Co Ltd	14
322,000		Beijing Capital International Airport Co Ltd	195
55,100		Beijing Dabeinong Technology Group Co Ltd	72
1,940		Beijing E-Hualu Information Technology Co Ltd	10
23,800		Beijing Enlight Media Co Ltd	58
87,500		Beijing Enterprises Holdings Ltd	264
898,000		Beijing Enterprises Water Group Ltd	350
15,100		Beijing Kunlun Tech Co Ltd	58
19,100		Beijing New Building Materials plc	87
11,300		Beijing Oriental Yuhong Waterproof Technology Co Ltd	90
35,500		Beijing Originwater Technology Co Ltd	46
10,900		Beijing Shiji Information Technology Co Ltd	62
8,000		Beijing Shunxin Agriculture Co Ltd	71
19,200		Beijing Sinnet Technology Co Ltd	63
7,000		Beijing Thunisoft Corp Ltd	25
9,440		Beijing Tiantan Biological Products Corp Ltd	55
19,500		Beijing Tongrentang Co Ltd	77
44,700		Beijing Yanjing Brewery Co Ltd	55
127,200		Beijing-Shanghai High Speed Railway Co Ltd	110
41,000	*,e	BEST, Inc (ADR)	123
4,700		Betta Pharmaceuticals Co Ltd	79
5,100		BGI Genomics Co Ltd	108
22,300	*	Bilibili, Inc (ADR)	928
417,400		BOE Technology Group Co Ltd	303
36,100	*	Bohai Leasing Co Ltd	15
644,000		Bosideng International Holdings Ltd	201
528,000		Brilliance China Automotive Holdings Ltd	499
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
16,200		BTG Hotels Group Co Ltd	$42
12,500	g	Budweiser Brewing Co APAC Ltd	37
21,400		BYD Co Ltd	368
123,000	e	BYD Co Ltd (H shares)	1,984
132,000	e	BYD Electronic International Co Ltd	670
21,000		By-health Co Ltd	65
15,600		C&S Paper Co Ltd	49
48,600		Caitong Securities Co Ltd	103
11,200	*,e,g	CanSino Biologics, Inc	239
5,600		Centre Testing International Group Co Ltd	20
1,987,000	g	CGN Power Co Ltd	409
5,800		Chacha Food Co Ltd	50
4,500		Changchun High & New Technology Industry Group, Inc	245
69,100		Changjiang Securities Co Ltd	82
225,000		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	217
2,600		Changzhou Xingyu Automotive Lighting Systems Co Ltd	57
17,400		Chaozhou Three-Circle Group Co Ltd	74
6,200		Chengdu Kanghong Pharmaceutical Group Co Ltd	42
40,000		China Aerospace Times Electronics Co Ltd	41
206,000		China Aoyuan Group Ltd	212
7,800		China Avionics Systems Co Ltd	20
1,553,000		China Cinda Asset Management Co Ltd	293
1,832,000		China Citic Bank	710
54,500		China CITIC Bank Corp Ltd	40
59,900		China Communications Construction Co Ltd	66
904,000		China Communications Construction Co Ltd (Hong Kong)	475
492,000		China Communications Services Corp Ltd	290
294,000		China Conch Venture Holdings Ltd	1,368
149,000		China Construction Bank Corp	135
18,073,000		China Construction Bank Corp (Hong Kong)	11,743
523,500	*	China COSCO Holdings Co Ltd	258
111,500	g	China East Education Holdings Ltd	243
103,800		China Eastern Airlines Corp Ltd	76
304,000	e	China Eastern Airlines Corp Ltd (H Shares)	131
142,000		China Education Group Holdings Ltd	261
491,100		China Everbright Bank Co Ltd	264
629,000		China Everbright Bank Co Ltd (Hong Kong)	199
654,555	e	China Everbright International Ltd	374
180,000		China Everbright Ltd	242
323,000	e	China Evergrande Group	829
220,000	e,g	China Feihe Ltd	514
20,700		China Film Co Ltd	43
43,343		China Fortune Land Development Co Ltd	97
594,500		China Galaxy Securities Co Ltd	336
49,700		China Galaxy Securities Co Ltd (Class A)	93
493,400		China Gas Holdings Ltd	1,412
53,800		China Gezhouba Group Co Ltd	47
28,100		China Great Wall Securities Co Ltd	54
36,200		China Greatwall Technology Group Co Ltd	86
334,000	e	China Hongqiao Group Ltd	209
1,777,000	g	China Huarong Asset Management Co Ltd	189
274,200		China Insurance International Holdings Co Ltd	420
258,400	*,e,g	China International Capital Corp Ltd	601
21,000		China International Travel Service Corp Ltd	690
39,600		China Jushi Co Ltd	84
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
206,000		China Lesso Group Holdings Ltd	$374
1,328,000		China Life Insurance Co Ltd	3,011
28,200		China Life Insurance Co Ltd (Class A)	185
57,600	*,e,g	China Literature Ltd	434
628,000		China Longyuan Power Group Corp	395
259,000		China Medical System Holdings Ltd	287
7,600		China Meheco Co Ltd	16
495,000		China Mengniu Dairy Co Ltd	2,335
725,000		China Merchants Bank Co Ltd	3,440
237,400		China Merchants Bank Co Ltd (Class A)	1,260
99,200		China Merchants Energy Shipping Co Ltd	84
243,426	e	China Merchants Holdings International Co Ltd	250
11,900		China Merchants Property Operation & Service Co Ltd	46
86,320	*	China Merchants Securities Co Ltd	275
72,500		China Merchants Shekou Industrial Zone Holdings Co Ltd	162
416,500		China Minsheng Banking Corp Ltd	325
1,155,800		China Minsheng Banking Corp Ltd (Hong Kong)	607
1,160,000		China Mobile Hong Kong Ltd	7,446
678,000		China Molybdenum Co Ltd	242
211,200		China Molybdenum Co Ltd (Class A)	116
6,000		China National Accord Medicines Corp Ltd	41
646,000		China National Building Material Co Ltd	823
53,200		China National Chemical Engineering Co Ltd	42
9,500		China National Medicines Corp Ltd	61
145,600		China National Nuclear Power Co Ltd	94
6,100		China National Software & Service Co Ltd	75
42,900	*	China Northern Rare Earth Group High-Tech Co Ltd	68
384,000		China Oilfield Services Ltd	269
1,578,935		China Overseas Land & Investment Ltd	3,988
75,400		China Pacific Insurance Group Co Ltd	347
483,600		China Pacific Insurance Group Co Ltd (Hong Kong)	1,381
1,104,000		China Power International Development Ltd	204
408,500		China Railway Construction Corp	283
134,913		China Railway Construction Corp Ltd	165
236,400		China Railway Group Ltd	188
773,000		China Railway Group Ltd (Hong Kong)	365
370,000	g	China Railway Signal & Communication Corp Ltd	122
1,334,000		China Reinsurance Group Corp	123
270,000		China Resources Beer Holdings Company Ltd	1,658
178,000		China Resources Gas Group Ltd	799
603,836		China Resources Land Ltd	2,754
278,000	g	China Resources Pharmaceutical Group Ltd	143
342,000		China Resources Power Holdings Co	379
11,100		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	42
85,400		China Shenhua Energy Co Ltd	207
678,500		China Shenhua Energy Co Ltd (Hong Kong)	1,218
269,700	*	China Shipbuilding Industry Co Ltd	173
278,000		China Shipping Development Co Ltd	116
22,800		China South Publishing & Media Group Co Ltd	36
280,000	*,e	China Southern Airlines Co Ltd	152
102,600	*	China Southern Airlines Co Ltd (Class A)	88
13,500		China Spacesat Co Ltd	66
454,720		China State Construction Engineering Corp Ltd	341
360,000		China State Construction International Holdings Ltd	236
2,300,000		China Telecom Corp Ltd	691
8,480,000	g	China Tower Corp Ltd	1,475
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
17,400		China TransInfo Technology Co Ltd	$56
1,114,000		China Unicom Ltd	731
361,400		China United Network Communications Ltd	258
332,800		China Vanke Co Ltd	1,023
113,800		China Vanke Co Ltd (Class A)	471
199,800		China Yangtze Power Co Ltd	563
232,000	g	China Yuhua Education Corp Ltd	199
7,800		Chinese Universe Publishing and Media Group Co Ltd	13
6,200		Chongqing Brewery Co Ltd	94
42,600	*	Chongqing Changan Automobile Co Ltd	84
9,300		Chongqing Fuling Zhacai Group Co Ltd	65
424,000		Chongqing Rural Commercial Bank	157
17,800		Chongqing Zhifei Biological Products Co Ltd	365
558,535		CIFI Holdings Group Co Ltd	415
1,133,000		Citic Pacific Ltd	840
422,500	e	CITIC Securities Co Ltd	950
122,500		CITIC Securities Co Ltd (Class A)	544
3,490,000		CNOOC Ltd	3,357
26,300		Contemporary Amperex Technology Co Ltd	814
314,445		COSCO Pacific Ltd	181
82,500		COSCO SHIPPING Development Co Ltd	25
64,900		COSCO SHIPPING Energy Transportation Co Ltd	67
107,700	*	COSCO SHIPPING Holdings Co Ltd	91
1,362,000	e	Country Garden Holdings Co Ltd	1,686
251,000		Country Garden Services Holdings Co Ltd	1,630
757,000		CRRC Corp Ltd	303
245,000		CRRC Corp Ltd (Class A)	198
33,100		CSC Financial Co Ltd	244
1,056,800		CSPC Pharmaceutical Group Ltd	2,063
8,290		Da An Gene Co Ltd	43
371,500	g	Dali Foods Group Co Ltd	228
204,100		Daqin Railway Co Ltd	191
15,820		Dawning Information Industry Co Ltd	88
42,000		DHC Software Co Ltd	63
10,100		Dong-E-E-Jiao Co Ltd	59
31,200		Dongfang Electric Corp Ltd	47
554,000		Dongfeng Motor Group Co Ltd	347
27,500		Dongxing Securities Co Ltd	52
92,360		East Money Information Co Ltd	328
149,000		ENN Energy Holdings Ltd	1,635
20,370		Eve Energy Co Ltd	149
42,900		Everbright Securities Co Ltd	139
52,243	*	Fangda Carbon New Material Co Ltd	47
376,000		Far East Horizon Ltd	307
5,400		Fiberhome Telecommunication Technologies Co Ltd	19
45,000		First Capital Securities Co Ltd	74
174,700		Focus Media Information Technology Co Ltd	208
26,460		Foshan Haitian Flavouring & Food Co Ltd	632
457,500		Fosun International	536
105,300	*	Founder Securities Co Ltd	131
47,900		Foxconn Industrial Internet Co Ltd	96
974,000		Franshion Properties China Ltd	542
6,200		Fujian Star-net Communication Co Ltd	23
12,500		Fujian Sunner Development Co Ltd	40
27,600		Future Land Holdings Co Ltd	142
23,100		Fuyao Glass Industry Group Co Ltd	110
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
100,400	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	$370
700		G-bits Network Technology Xiamen Co Ltd	64
69,900	*	GCL System Integration Technology Co Ltd	39
342,400		GD Power Development Co Ltd	102
1,376,248	*	GDS Holdings Ltd (ADR)	112,618
1,112,000		Geely Automobile Holdings Ltd	2,231
57,600		GEM Co Ltd	40
49,100		Gemdale Corp	106
180,000	*	Genscript Biotech Corp	297
220,800		GF Securities Co Ltd	281
76,000		GF Securities Co Ltd (Class A)	177
21,900		Giant Network Group Co Ltd	62
5,180		Gigadevice Semiconductor Beijing, Inc	132
6,000		Glodon Co Ltd	65
36,100		GoerTek, Inc	216
1,905,000	*,e	GOME Electrical Appliances Holdings Ltd	252
13,100		Grandjoy Holdings Group Co Ltd	9
489,500		Great Wall Motor Co Ltd	624
35,900		Gree Electric Appliances, Inc of Zhuhai	283
73,800		Greenland Holdings Corp Ltd	69
272,000		Greentown Service Group Co Ltd	337
30,400		GRG Banking Equipment Co Ltd	55
14,500	*,e	GSX Techedu, Inc (ADR)	1,307
15,100		Guangdong Haid Group Co Ltd	136
36,200	*	Guangdong HEC Technology Holding Co Ltd	33
7,600		Guangdong Hongda Blasting Co Ltd	57
578,000		Guangdong Investments Ltd	919
74,500		Guangdong LY Intelligent Manufacturing Co Ltd	123
132,800	*	Guanghui Energy Co Ltd	56
482,000		Guangzhou Automobile Group Co Ltd (Hong Kong)	404
31,300		Guangzhou Baiyun International Airport Co Ltd	63
17,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	77
23,500		Guangzhou Haige Communications Group, Inc Co	41
5,100		Guangzhou Kingmed Diagnostics Group Co Ltd	77
259,200		Guangzhou R&F Properties Co Ltd	336
5,995		Guangzhou Shiyuan Electronic Technology Co Ltd	86
3,400		Guangzhou Wondfo Biotech Co Ltd	42
3,300	*	Guocheng Mining Co Ltd	8
47,700		Guosen Securities Co Ltd	95
86,400		Guotai Junan Securities Co Ltd	233
100,000	g	Guotai Junan Securities Co Ltd (Hong Kong)	140
8,600	*	Guoxuan High-Tech Co Ltd	30
32,300		Guoyuan Securities Co Ltd	57
139,000	e,g	Haidilao International Holding Ltd	1,007
232,000		Haier Electronics Group Co Ltd	843
214,200	*	Hainan Airlines Holding Co Ltd	55
124,000		Haitian International Holdings Ltd	289
533,600	*	Haitong Securities Co Ltd	456
111,400	*	Haitong Securities Co Ltd (Class A)	233
106,300		Hangzhou Hikvision Digital Technology Co Ltd	598
11,730		Hangzhou Robam Appliances Co Ltd	57
17,000		Hangzhou Silan Microelectronics Co Ltd	40
121,800		Hangzhou Tigermed Consulting Co Ltd	1,849
214,000	*,g	Hansoh Pharmaceutical Group Co Ltd	1,046
6,400		Hefei Meiya Optoelectronic Technology, Inc	45
24,400		Heilongjiang Agriculture Co Ltd	67
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
27,000		Henan Shuanghui Investment & Development Co Ltd	$211
119,500		Hengan International Group Co Ltd	875
60,580		Hengli Petrochemical Co Ltd	166
10,100		Hengtong Optic-electric Co Ltd	21
44,330		Hengyi Petrochemical Co Ltd	68
170,900	*	Hesteel Co Ltd	53
6,300		Hithink RoyalFlush Information Network Co Ltd	149
19,300	*	Holitech Technology Co Ltd	14
9,100		Hongfa Technology Co Ltd	61
6,260		Hopewell Highway Infrastructure Ltd	2
85,000	*,e,g	Hua Hong Semiconductor Ltd	327
48,600		Huaan Securities Co Ltd	63
95,000		Huadian Power International Corp Ltd (Class A)	50
22,540		Huadong Medicine Co Ltd	82
10,800		Huagong Tech Co Ltd	36
22,360		Hualan Biological Engineering, Inc	188
113,600		Huaneng Power International, Inc	90
604,000		Huaneng Power International, Inc (Hong Kong)	234
250,800	e,g	Huatai Securities Co Ltd	413
87,800		Huatai Securities Co Ltd (Class A)	266
30,800		Huaxi Securities Co Ltd	55
119,200		Huaxia Bank Co Ltd	108
17,000		Huaxin Cement Co Ltd	63
36,500		Huayu Automotive Systems Co Ltd	134
29,483		Huazhu Group Ltd (ADR)	1,275
51,000		Hubei Biocause Pharmaceutical Co Ltd	40
15,600		Hubei Jumpcan Pharmaceutical Co Ltd	51
6,200	*	Hubei Kaile Science & Technology Co Ltd	11
72,200		Hunan Valin Steel Co Ltd	54
12,163		Hundsun Technologies, Inc	177
13,000	*	Hutchison China MediTech Ltd (ADR)	420
10,300	*,e	HUYA, Inc (ADR)	247
27,700		Iflytek Co Ltd	140
548,000		Industrial & Commercial Bank of China Ltd	397
11,557,000		Industrial & Commercial Bank of China Ltd (Hong Kong)	6,020
244,000		Industrial Bank Co Ltd	580
83,900		Industrial Securities Co Ltd	103
578,600	*	Inner Mongolia BaoTou Steel Union Co Ltd	98
21,900		Inner Mongolia First Machinery Group Co Ltd	36
92,700		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	99
34,700		Inner Mongolia MengDian HuaNeng Thermal Power Corp Ltd	13
73,100		Inner Mongolia Yili Industrial Group Co Ltd	415
243,000		Inner Mongolia Yitai Coal Co	168
173,500	*,g	Innovent Biologics, Inc	1,294
17,584		Inspur Electronic Information Industry Co Ltd	79
42,200	*	IQIYI, Inc (ADR)	953
10,260		Jafron Biomedical Co Ltd	107
403,900	*	JD.com, Inc (ADR)	31,347
34,800		Jiangsu Changshu Rural Commercial Bank Co Ltd	40
264,000		Jiangsu Express	267
14,504		Jiangsu Hengli Hydraulic Co Ltd	153
55,352		Jiangsu Hengrui Medicine Co Ltd	733
16,300		Jiangsu King’s Luck Brewery JSC Ltd	107
26,899		Jiangsu Shagang Co Ltd	48
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
18,100		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	$333
1,700		Jiangsu Yangnong Chemical Co Ltd	22
12,100		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	58
44,600		Jiangsu Zhongnan Construction Group Co Ltd	60
10,400		Jiangsu Zhongtian Technology Co Ltd	16
240,000		Jiangxi Copper Co Ltd	270
32,458		Jiangxi Copper Co Ltd (Class A)	68
11,700		Jiangxi Ganfeng Lithium Co Ltd	94
32,400		Jiangxi Zhengbang Technology Co Ltd	87
21,500		Jilin Aodong Pharmaceutical Group Co Ltd	53
14,400		Jinduicheng Molybdenum Co Ltd	13
51,200		Jinke Properties Group Co Ltd	68
14,000		Jinyu Bio-Technology Co Ltd	56
20,800		Joincare Pharmaceutical Group Industry Co Ltd	52
7,400	*	Jointown Pharmaceutical Group Co Ltd	18
9,400		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	91
8,800		Joyoung Co Ltd	52
9,800		JOYY, Inc (ADR)	791
3,700		Juewei Food Co Ltd	45
6,600		Juneyao Airlines Co Ltd	10
424,000	e	Kaisa Group Holdings Ltd	218
17,200	*	KE Holdings, Inc (ADR)	1,054
121,000		Kingboard Chemical Holdings Ltd	400
432,000		Kingdee International Software Group Co Ltd	1,127
855,000	e	Kingsoft Corp Ltd	4,308
47,500	*,e,g	Koolearn Technology Holding Ltd	204
13,300		Kweichow Moutai Co Ltd	3,271
217,564		KWG Property Holding Ltd	375
4,760		Laobaixing Pharmacy Chain JSC	58
251,000		Lee & Man Paper Manufacturing Ltd	183
98,700	e,g	Legend Holdings Corp	120
1,378,000		Lenovo Group Ltd	911
32,600		Lens Technology Co Ltd	155
90,000		Leo Group Co Ltd	38
21,000		Lepu Medical Technology Beijing Co Ltd	104
16,000		Leyard Optoelectronic Co Ltd	18
398,000		Li Ning Co Ltd	1,873
17,200		Liaoning Cheng Da Co Ltd	59
8,100		Livzon Pharmaceutical Group, Inc	59
250,000		Logan Property Holdings Co Ltd	398
19,700		Lomon Billions Group Co Ltd	68
335,000	g	Longfor Properties Co Ltd	1,898
43,460		LONGi Green Energy Technology Co Ltd	481
12,900		Luenmei Quantum Co Ltd	25
76,409		Luxshare Precision Industry Co Ltd	645
343,500	e,g	Luye Pharma Group Ltd	201
17,100		Luzhou Laojiao Co Ltd	362
110,012		Maanshan Iron & Steel Co Ltd (Class A)	43
18,590		Mango Excellent Media Co Ltd	185
1,600		Maxscend Microelectronics Co Ltd	89
47,000	*	Meinian Onehealth Healthcare Holdings Co Ltd	98
655,100	*	Meituan Dianping (Class B)	20,636
188,900		Metallurgical Corp of China Ltd	74
4,000	e	Microport Scientific Corp	16
24,800		Momo, Inc (ADR)	341
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
40,060		Muyuan Foodstuff Co Ltd	$437
29,500		NanJi E-Commerce Co Ltd	75
3,430		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	23
39,900		Nanjing Securities Co Ltd	83
6,300	*	Nanyang Topsec Technologies Group, Inc	21
42,700		NARI Technology Co Ltd	124
4,300		NAURA Technology Group Co Ltd	101
24,400		NavInfo Co Ltd	53
19,600	h	Neo-China Land Group Holdings Ltd	2
15,100		Netease.com (ADR)	6,866
25,500		New China Life Insurance Co Ltd	234
161,100		New China Life insurance Co Ltd (Hong Kong)	606
34,000		New Hope Liuhe Co Ltd	139
26,300	*	New Oriental Education & Technology Group (ADR)	3,932
6,500		Newland Digital Technology Co Ltd	15
12,100		Ninestar Corp	51
15,700		Ningbo Joyson Electronic Corp	51
12,100		Ningbo Tuopu Group Co Ltd	72
196,732	*	NIO, Inc (ADR)	4,175
5,600	*	Noah Holdings Ltd (ADR)	146
30,200		Northeast Securities Co Ltd	44
75,900		Oceanwide Holdings Co Ltd	47
7,200		Offcn Education Technology Co Ltd	35
93,200		Offshore Oil Engineering Co Ltd	62
35,400		O-film Tech Co Ltd	76
3,640		Oppein Home Group, Inc	58
63,000		Orient Securities Co Ltd	103
6,750		Ovctek China, Inc	62
91,300	*	Pacific Securities Co Ltd	55
90,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	28
1,444,000		People’s Insurance Co Group of China Ltd	430
70,300	*	People’s Insurance Co Group of China Ltd (Class A)	70
23,400		Perfect World Co Ltd	115
1,198,000		PICC Property & Casualty Co Ltd	842
50,621	*	Pinduoduo, Inc (ADR)	3,754
225,200		Ping An Bank Co Ltd	504
145,100	*,e,g	Ping An Healthcare and Technology Co Ltd	1,872
8,313,203		Ping An Insurance Group Co of China Ltd	86,298
123,500		Ping An Insurance Group Co of China Ltd (Class A)	1,389
23,200		Poly Property Development Co Ltd	181
139,300		Poly Real Estate Group Co Ltd	327
1,920,000	g	Postal Savings Bank of China Co Ltd	809
5,400		Postal Savings Bank of China Co Ltd	4
175,500		Power Construction Corp of China Ltd	98
900		Proya Cosmetics Co Ltd	19
75,200		Qingdao Haier Co Ltd	242
63,300		Qingdao Rural Commercial Bank Corp	47
51,600		RiseSun Real Estate Development Co Ltd	58
54,900		Rongsheng Petro Chemical Co Ltd	152
92,100		SAIC Motor Corp Ltd	260
51,600		Sanan Optoelectronics Co Ltd	187
3,300		Sangfor Technologies, Inc	103
30,800		Sansteel Minguang Co Ltd	30
94,300		Sany Heavy Industry Co Ltd	346
36,400		SDIC Capital Co Ltd	82
79,800		SDIC Power Holdings Co Ltd	106

203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
74,700		Sealand Securities Co Ltd	$59
382,000		Seazen Group Ltd	325
667,500	*,e	Semiconductor Manufacturing International Corp	1,563
34,800		SF Holding Co Ltd	418
1,800		SG Micro Corp	79
110,500		Shaanxi Coal Industry Co Ltd	137
16,370		Shandong Buchang Pharmaceuticals Co Ltd	60
45,220		Shandong Gold Mining Co Ltd	168
20,100		Shandong Hualu Hengsheng Chemical Co Ltd	73
12,200		Shandong Linglong Tyre Co Ltd	53
177,200		Shandong Nanshan Aluminum Co Ltd	60
9,600		Shandong Sinocera Functional Material Co Ltd	53
28,800		Shandong Sun Paper Industry JSC Ltd	60
472,000		Shandong Weigao Group Medical Polymer Co Ltd	944
95,500		Shanghai 2345 Network Holding Group Co Ltd	40
4,000		Shanghai Baosight Software Co Ltd	43
74,200		Shanghai Construction Group Co Ltd	34
22,700	*	Shanghai Electric Group Co Ltd	17
548,000	*	Shanghai Electric Group Co Ltd (Hong Kong)	148
32,800		Shanghai Electric Power Co Ltd	36
23,400		Shanghai Fosun Pharmaceutical Group Co Ltd	169
103,000		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	431
98,000		Shanghai Industrial Holdings Ltd	131
12,300		Shanghai International Airport Co Ltd	125
57,500		Shanghai International Port Group Co Ltd	35
9,100		Shanghai Jahwa United Co Ltd	51
9,200		Shanghai Jinjiang International Hotels Development Co Ltd	55
234,669		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	197
8,100		Shanghai M&G Stationery, Inc	81
44,100		Shanghai Oriental Pearl Group Co Ltd	63
25,500		Shanghai Pharmaceuticals Holding Co Ltd	76
156,600		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	263
330,600		Shanghai Pudong Development Bank Co Ltd	457
5,000		Shanghai Putailai New Energy Technology Co Ltd	80
66,900		Shanghai RAAS Blood Products Co Ltd	81
25,000		Shanghai Tunnel Engineering Co Ltd	21
31,100		Shanghai Yuyuan Tourist Mart Group Co Ltd	40
20,500		Shanghai Zhangjiang High-Tech Park Development Co Ltd	57
61,779		Shanxi Lu’an Environmental Energy Development Co Ltd	56
62,400	*	Shanxi Meijin Energy Co Ltd	56
30,030		Shanxi Securities Co Ltd	35
76,500		Shanxi Taigang Stainless Steel Co Ltd	41
10,000		Shanxi Xinghuacun Fen Wine Factory Co Ltd	292
114,270		Shanxi Xishan Coal & Electricity Power Co Ltd	73
56,400		Shenergy Co Ltd	46
16,700		Shengyi Technology Co Ltd	58
3,280		Shennan Circuits Co Ltd	57
282,300		Shenwan Hongyuan Group Co Ltd	221
33,600		Shenzhen Airport Co Ltd	42
36,500		Shenzhen Energy Group Co Ltd	29
148,000		Shenzhen Expressway Co Ltd	129
5,500		Shenzhen Goodix Technology Co Ltd	128
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
10,200		Shenzhen Hepalink Pharmaceutical Group Co Ltd	$34
21,100		Shenzhen Inovance Technology Co Ltd	180
213,985		Shenzhen International Holdings Ltd	341
556,776		Shenzhen Investment Ltd	163
11,600		Shenzhen Kaifa Technology Co Ltd	35
7,200		Shenzhen Kangtai Biological Products Co Ltd	193
6,800		Shenzhen Kingdom Sci-Tech Co Ltd	18
59,561		Shenzhen Mindray Bio-Medical Electronics Co Ltd	3,051
86,800		Shenzhen Overseas Chinese Town Co Ltd	87
14,300		Shenzhen Salubris Pharmaceuticals Co Ltd	73
11,600		Shenzhen Sunway Communication Co Ltd	94
154,100		Shenzhou International Group Holdings Ltd	2,624
14,500		Shijiazhuang Yiling Pharmaceutical Co Ltd	57
218,000		Shimao Property Holdings Ltd	909
11,900	*	Siasun Robot & Automation Co Ltd	25
32,200		Sichuan Chuantou Energy Co Ltd	46
21,900		Sichuan Kelun Pharmaceutical Co Ltd	72
13,700		Sichuan Languang Development Co Ltd	10
6,600		Sichuan Swellfun Co Ltd	63
304,400		Silergy Corp	18,047
10,628	*	Sina Corp	453
35,900	†	Sinolink Securities Co Ltd	80
623,000		Sino-Ocean Land Holdings Ltd	126
262,000		Sinopec Engineering Group Co Ltd	97
880,000		Sinopec Shanghai Petrochemical Co Ltd	161
119,300		Sinopec Shanghai Petrochemical Co Ltd (Class A)	58
226,800		Sinopharm Group Co	479
24,400		Sinotrans Ltd (Class A)	13
129,500		Sinotruk Hong Kong Ltd	334
428,000	*	Soho China Ltd	116
29,200		Songcheng Performance Development Co Ltd	79
43,940		SooChow Securities Co Ltd	69
60,100		Southwest Securities Co Ltd	47
7,300		Spring Airlines Co Ltd	48
18,800		STO Express Co Ltd	42
436,500		Sun Art Retail Group Ltd	485
442,000		Sunac China Holdings Ltd	1,741
107,000		Suning.com Co Ltd	143
134,600		Sunny Optical Technology Group Co Ltd	2,091
19,000		Sunwoda Electronic Co Ltd	76
5,900		Suofeiya Home Collection Co Ltd	23
16,500		Suzhou Dongshan Precision Manufacturing Co Ltd	65
26,900		Suzhou Gold Mantis Construction Decoration Co Ltd	38
70,300	*	TAL Education Group (ADR)	5,346
16,900		Tangshan Jidong Cement Co Ltd	39
46,900		TBEA Co Ltd	61
156,400		TCL Corp	142
4,223,600		Tencent Holdings Ltd	285,276
65,300	*	Tencent Music Entertainment (ADR)	964
4,400		Thunder Software Technology Co Ltd	56
82,500		Tianfeng Securities Co Ltd	79
5,100		Tianjin 712 Communication & Broadcasting Co Ltd	34
37,900		Tianjin Chase Sun Pharmaceutical Co Ltd	30
33,400		Tianjin Zhonghuan Semiconductor Co Ltd	109
21,800		Tianma Microelectronics Co Ltd	48
20,360	*	Tianqi Lithium Corp	60
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
32,600		Tianshui Huatian Technology Co Ltd	$66
356,000		Tingyi Cayman Islands Holding Corp	630
5,100		Toly Bread Co Ltd	45
168,800	*	Tongcheng-Elong Holdings Ltd	310
13,500	*	TongFu Microelectronics Co Ltd	46
31,900		Tonghua Dongbao Pharmaceutical Co Ltd	64
23,300		Tongkun Group Co Ltd	48
57,100		Tongling Nonferrous Metals Group Co Ltd	19
44,700		Tongwei Co Ltd	176
3,500	*	Topchoice Medical Corp	110
7,114,912	g	Topsports International Holdings Ltd	9,892
43,700		Transfar Zhilian Co Ltd	36
184,000		Travelsky Technology Ltd	395
83,600	*	Trip.com Group Ltd (ADR)	2,603
82,000		Tsingtao Brewery Co Ltd	671
9,100		Tsingtao Brewery Co Ltd (Class A)	101
51,000	*	Tunghsu Optoelectronic Technology Co Ltd	23
7,200		Unigroup Guoxin Microelectronics Co Ltd	127
241,000		Uni-President China Holdings Ltd	221
28,700		Unisplendour Corp Ltd	108
15,400		Universal Scientific Industrial Shanghai Co Ltd	58
4,300		Venustech Group, Inc	22
82,700	*	Vipshop Holdings Ltd (ADR)	1,293
7,500	*	Visionox Technology, Inc	17
17,400		Walvax Biotechnology Co Ltd	130
29,200	*	Wanda Film Holding Co Ltd	77
29,900		Wangsu Science & Technology Co Ltd	36
36,400		Wanhua Chemical Group Co Ltd	373
959,000		Want Want China Holdings Ltd	670
10,700	*,e	Weibo Corp (ADR)	390
373,000		Weichai Power Co Ltd	755
71,000		Weichai Power Co Ltd (Class A)	158
11,600		Weifu High-Technology Group Co Ltd	43
6,000		Weihai Guangwei Composites Co Ltd	63
79,440		Wens Foodstuffs Group Co Ltd	229
48,800		Western Securities Co Ltd	68
10,700		Westone Information Industry, Inc	29
6,000		Will Semiconductor Ltd	157
14,862	e	Wilmar International Ltd	48
10,600		Wingtech Technology Co Ltd	183
29,250		Winning Health Technology Group Co Ltd	84
478,000		Winteam Pharmaceutical Group Ltd	201
16,400	*	Wonders Information Co Ltd	58
61,700		Wuchan Zhongda Group Co Ltd	42
18,020		Wuhan Guide Infrared Co Ltd	92
22,600		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	132
31,200		Wuhu Token Science Co Ltd	46
43,600		Wuliangye Yibin Co Ltd	1,421
12,200		WUS Printed Circuit Kunshan Co Ltd	34
23,980		WuXi AppTec Co Ltd	359
51,972	g	WuXi AppTec Co Ltd (Hong Kong)	752
2,757,450	*,g	Wuxi Biologics Cayman, Inc	67,580
10,800		Wuxi Lead Intelligent Equipment Co Ltd	77
26,200		Wuxi Taiji Industry Co Ltd	40
78,500		XCMG Construction Machinery Co Ltd	64
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
12,300		Xiamen C & D, Inc	$16
5,300		Xiamen Intretech, Inc	46
8,700		Xiamen Tungsten Co Ltd	17
1,946,800	*,g	Xiaomi Corp	5,270
110,000		Xinhu Zhongbao Co Ltd	55
42,600		Xinjiang Goldwind Science & Technology Co Ltd	64
122,400		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	108
738,863		Xinyi Solar Holdings Ltd	1,178
19,340	*	XPeng, Inc (ADR)	388
48,100		Yango Group Co Ltd	52
34,149		Yangzijiang Shipbuilding	25
13,300		Yantai Jereh Oilfield Services Group Co Ltd	59
362,000		Yanzhou Coal Mining Co Ltd	271
57,000		Yanzhou Coal Mining Co Ltd (Class A)	78
7,050		Yealink Network Technology Corp Ltd	63
15,100		Yifan Pharmaceutical Co Ltd	56
5,340		Yifeng Pharmacy Chain Co Ltd	78
87,000		Yihai International Holding Ltd	1,367
36,820		Yintai Gold Co Ltd	57
120,400		Yonghui Superstores Co Ltd	139
31,959		Yonyou Network Technology Co Ltd	180
6,000		Youzu Interactive Co Ltd	15
19,100	*	Yuan Longping High-tech Agriculture Co Ltd	51
1,322,000		Yuexiul Property Co Ltd	260
202,926		Yum China Holdings, Inc	10,745
29,380		Yunda Holding Co Ltd	81
12,200		Yunnan Baiyao Group Co Ltd	183
8,200		Yunnan Energy New Material Co Ltd	111
300,220		Yuzhou Properties Co	120
12,700	*	Zai Lab Ltd (ADR)	1,056
5,600		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	201
217,000		Zhaojin Mining Industry Co Ltd	267
86,320	*	Zhejiang Century Huatong Group Co Ltd	121
22,600		Zhejiang Chint Electrics Co Ltd	101
44,700	*	Zhejiang Conba Pharmaceutical Co Ltd	34
33,600		Zhejiang Dahua Technology Co Ltd	102
4,860		Zhejiang Dingli Machinery Co Ltd	71
302,000		Zhejiang Expressway Co Ltd	219
18,150		Zhejiang Huahai Pharmaceutical Co Ltd	86
14,910	*	Zhejiang Huayou Cobalt Co Ltd	76
6,900		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	31
36,900		Zhejiang Juhua Co Ltd	37
43,900		Zhejiang Longsheng Group Co Ltd	88
24,900		Zhejiang NHU Co Ltd	109
39,390		Zhejiang Sanhua Intelligent Controls Co Ltd	130
31,300		Zhejiang Semir Garment Co Ltd	37
2,400		Zhejiang Supor Co Ltd	28
15,100		Zhejiang Wanfeng Auto Wheel Co Ltd	15
20,500		Zhejiang Weixing New Building Materials Co Ltd	48
5,300		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	44
28,200		Zhengzhou Yutong Bus Co Ltd	65
271,000		Zhenro Properties Group Ltd	166
36,500		Zheshang Securities Co Ltd	96
72,600	*,e,g	ZhongAn Online P&C Insurance Co Ltd	364
7,200		Zhongji Innolight Co Ltd	53
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
47,900		Zhongjin Gold Corp Ltd	$71
98,500		Zhongsheng Group Holdings Ltd	620
78,600	*	Zhongtian Financial Group Co Ltd	39
108,700		Zhuzhou CSR Times Electric Co Ltd	365
1,094,000		Zijin Mining Group Co Ltd	699
240,800		Zijin Mining Group Co Ltd (Class A)	220
61,800	*	Zoomlion Heavy Industry Science and Technology Co Ltd	74
46,800		ZTE Corp	229
150,000	e	ZTE Corp (Class H)	361
73,946		ZTO Express Cayman, Inc (ADR)	2,212
		TOTAL CHINA	1,209,608

COLOMBIA - 0.0%
45,373		BanColombia S.A.	288
82,333		BanColombia S.A. (Preference)	531
1,113,159		Ecopetrol S.A.	551
41,509		Grupo de Inversiones Suramericana S.A.	224
82,104		Interconexion Electrica S.A.	437
		TOTAL COLOMBIA	2,031

CZECH REPUBLIC - 0.0%
32,620		CEZ AS	617
13,623		Komercni Banka AS	287
857,788	g	Moneta Money Bank AS	1,970
		TOTAL CZECH REPUBLIC	2,874

DENMARK - 0.8%
1,114	e	Ambu A.S.	31
32		AP Moller - Maersk AS (Class A)	47
56		AP Moller - Maersk AS (Class B)	89
103,643		Carlsberg AS (Class B)	13,963
899		Christian Hansen Holding	100
11,012		Coloplast AS	1,745
5,880		Danske Bank AS	80
99,740		DSV AS	16,178
33,581	*	Genmab AS	12,187
1,092		GN Store Nord	82
752		H Lundbeck AS	25
659,507		Novo Nordisk AS	45,694
1,773		Novozymes AS	111
611,026	g	Orsted AS	84,236
811		Pandora AS	59
784		Tryg A.S.	25
1,679		Vestas Wind Systems AS	271
1,033	*,e	William Demant Holding A.S.	32
		TOTAL DENMARK	174,955

EGYPT - 0.0%
256,188		Commercial International Bank	1,081
213,703		Eastern Tobacco	163
148,275		ElSwedy Cables Holding Co	65
		TOTAL EGYPT	1,309

FINLAND - 0.3%
1,199		Elisa Oyj (Series A)	70
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,780		Fortum Oyj	$76
2,895		Kone Oyj (Class B)	254
865,283		Neste Oil Oyj	45,566
48,185		Nokia Oyj (Turquoise)	189
56,827		Nordea Bank Abp	432
961		Orion Oyj (Class B)	44
208,533		Sampo Oyj (A Shares)	8,258
57,352		Stora Enso Oyj (R Shares)	898
4,547		UPM-Kymmene Oyj	138
3,172	e	Wartsila Oyj (B Shares)	25
		TOTAL FINLAND	55,950

FRANCE - 3.3%
196,401	e	Accor S.A.	5,497
1,572	*	Adevinta ASA	27
156		Aeroports de Paris	16
33,940		Air Liquide	5,380
1,092,498		Airbus SE	79,234
1,643	*	Alstom RGPT	82
608	g	Amundi S.A.	43
693		Arkema	73
986		Atos Origin S.A.	79
16,487		AXA S.A.	305
327		BioMerieux	51
1,326,828		BNP Paribas S.A.	47,997
9,916		Bollore	37
2,285		Bouygues S.A.	79
2,946		Bureau Veritas S.A.	66
1,372		Cap Gemini S.A.	176
5,162		Carrefour S.A.	83
16	*,e	Casino Guichard Perrachon S.A.	0^
1,460		CNP Assurances	18
612,406		Compagnie de Saint-Gobain	25,652
405,143		Credit Agricole S.A.	3,535
168,259		Danone	10,899
11		Dassault Aviation S.A.	9
394,607		Dassault Systemes S.A.	73,627
2,074		Edenred	93
849		Eiffage S.A.	69
69,087		Electricite de France	730
204,730		Essilor International S.A.	27,871
487		Eurazeo	26
767		Faurecia	33
268		Fonciere Des Regions	19
221,842		Gaz de France	2,965
4,460		Gecina S.A.	588
4,412		Getlink S.E.	60
270		Hermes International	233
5,556	e	Icade	311
63		Iliad S.A.	12
516	e	Ingenico	80
265		Ipsen	28
98	e	JC Decaux S.A.	2
130,049		Kering	86,267
918	e	Klepierre	13
881	g	La Francaise des Jeux SAEM	32
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,274		Legrand S.A.	$181
152,249		L’Oreal S.A.	49,546
55,081		LVMH Moet Hennessy Louis Vuitton S.A.	25,772
93,239		Michelin (C.G.D.E.) (Class B)	10,009
8,065		Natixis	18
225,048		Orange S. A.	2,344
519		Orpea	59
7,069		Pernod-Ricard S.A.	1,127
5,018	e	Peugeot S.A.	91
1,756		Publicis Groupe S.A.	57
159		Remy Cointreau S.A.	29
1,640		Renault S.A.	43
2,732		Safran S.A.	269
260,568		Sanofi-Aventis	26,112
13,261		Sartorius Stedim Biotech	4,577
710,653		Schneider Electric S.A.	88,333
1,118	*	SCOR SE	31
219		SEB S.A.	36
6,915		Societe Generale	92
754		Sodexho Alliance S.A.	54
46,611		Suez Environnement S.A.	861
164,281		Teleperformance	50,648
1,068		Thales S.A.	80
69,965	e	Total S.A.	2,403
233,561	*	Ubisoft Entertainment	21,050
933	e	Unibail-Rodamco-Westfield	34
91		Unibail-Rodamco-Westfield (Paris)	3
880,667		Valeo S.A.	27,044
63,281		Veolia Environnement	1,365
113,941		Vinci S.A.	9,521
7,070		Vivendi Universal S.A.	197
271		Wendel	25
1,168	*,g	Worldline S.A.	96
		TOTAL FRANCE	694,504

GERMANY - 2.7%
38,416		Adidas-Salomon AG.	12,406
72,467		Allianz AG.	13,909
308,876		Aroundtown S.A.	1,550
63,991		BASF SE	3,897
397,237		Bayer AG.	24,507
65,273		Bayerische Motoren Werke AG.	4,737
2,287		Bayerische Motoren Werke AG. (Preference)	125
61,330		Bechtle AG.	12,410
132,791		Beiersdorf AG.	15,077
1,158,743		Borussia Dortmund GmbH & Co KGaA	6,949
1,316		Brenntag AG.	84
295		Carl Zeiss Meditec AG.	37
10,060		Commerzbank AG.	49
938		Continental AG.	102
41,017	g	Covestro AG.	2,034
7,297		Daimler AG. (Registered)	394
1,101	*,g	Delivery Hero AG.	126
54,391		Deutsche Annington Immobilien SE	3,729
16,744	*	Deutsche Bank AG. (Registered)	141
100,114		Deutsche Boerse AG.	17,552
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,367	*	Deutsche Lufthansa AG.	$12
8,430		Deutsche Post AG.	382
589,237		Deutsche Telekom AG.	9,811
42,913		Deutsche Wohnen AG.	2,145
266,273		E.ON AG.	2,935
2,105		Evonik Industries AG.	54
472		Fraport AG. Frankfurt Airport Services Worldwide	19
64,299		Fresenius Medical Care AG.	5,436
3,564		Fresenius SE	162
655		Fuchs Petrolub AG. (Preference)	33
1,542		GEA Group AG.	54
514		Hannover Rueckversicherung AG.	80
877,330		HeidelbergCement AG.	53,610
368,481	*	HelloFresh SE	20,478
22,878		Henkel KGaA	2,140
1,518		Henkel KGaA (Preference)	159
90		Hochtief AG.	7
3,759,908		Infineon Technologies AG.	105,976
489		KION Group AG.	42
606		Knorr-Bremse AG.	71
830		Lanxess AG.	47
7,588		LEG Immobilien AG.	1,082
1,101		Merck KGaA	160
334		Metro Wholesale & Food Specialist AG.	3
451		MTU Aero Engines Holding AG.	75
19,945		Muenchener Rueckver AG.	5,070
395		Nemetschek AG.	29
756	*	OSRAM Licht AG.	45
472,863	*	Paion AG.	1,287
1,306	*	Porsche AG.	78
683		Puma AG. Rudolf Dassler Sport	61
2,316,636		RWE AG.	86,756
8,900		SAP AG.	1,386
303		Sartorius AG.	124
916	g	Scout24 AG.	80
850,340		Siemens AG.	107,389
425,721	*,h	Siemens Energy AG.	11,480
2,477	g	Siemens Healthineers AG.	111
1,096		Symrise AG.	151
410,903	*,g	TeamViewer AG.	20,266
10,957		Telefonica Deutschland Holding AG.	28
1,401	*	ThyssenKrupp AG.	7
1,599		Uniper SE	52
1,032		United Internet AG.	39
1,883	*	Volkswagen AG. (Preference)	303
1,293	*,g	Zalando SE	121
		TOTAL GERMANY	559,651

GREECE - 0.0%
5,760	*,†	Hellenic Duty Free Shops S.A.	0^
44,099		Hellenic Telecommunications Organization S.A.	635
19,961		JUMBO S.A.	349
12,529		Motor Oil Hellas Corinth Refineries S.A.	148
36,915		OPAP S.A.	350
		TOTAL GREECE	1,482
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
HONG KONG - 0.3%
1,493,558		AIA Group Ltd	$14,846
2,140,000	*,e	Alibaba Pictures Group Ltd	319
1,818		ASM Pacific Technology	19
12,085		Bank of East Asia Ltd	22
31,353		BOC Hong Kong Holdings Ltd	83
130,000	*,e	Cathay Pacific Airways Ltd	90
220,000		China Overseas Property Holdings Ltd	181
451,999		China Resources Cement Holdings Ltd	621
22,125		CK Asset Holdings Ltd	109
47,953		CK Infrastructure Holdings Ltd	225
208,954		CLP Holdings Ltd	1,951
700	e	Dairy Farm International Holdings Ltd	3
415,654		Hang Lung Properties Ltd	1,059
6,472		Hang Seng Bank Ltd	96
162,073		Henderson Land Development Co Ltd	602
13,000	e	HK Electric Investments & HK Electric Investments Ltd	13
24,660		HKT Trust and HKT Ltd	33
1,279,878		Hong Kong & China Gas Ltd	1,858
155,488		Hong Kong Electric Holdings Ltd	820
428,878		Hong Kong Exchanges and Clearing Ltd	20,189
261,765		Hongkong Land Holdings Ltd	975
1,900		Jardine Matheson Holdings Ltd	76
2,200	e	Jardine Strategic Holdings Ltd	44
1,526		Kerry Properties Ltd	4
214,500		Kingboard Laminates Holdings Ltd	297
167,568		Link REIT	1,373
1,077,603		Melco Crown Entertainment Ltd (ADR)	17,942
13,080		MTR Corp	65
190,573		New World Development Co Ltd	930
277,000	e	Nine Dragons Paper Holdings Ltd	350
638		NWS Holdings Ltd	0^
6,724	*	Pacific Century Premium Developments Ltd	2
43,262		PCCW Ltd	26
1,949,250		Sino Biopharmaceutical	2,135
32,885		Sino Land Co	38
18,611		SJM Holdings Ltd	22
270,000	e	SSY Group Ltd	154
162,968		Sun Hung Kai Properties Ltd	2,100
1,628		Swire Pacific Ltd (Class A)	8
10,977		Swire Properties Ltd	29
11,902	e	Techtronic Industries Co	158
62,000		Vinda International Holdings Ltd	204
95,500	g	WH Group Ltd	78
273,000		Wharf Holdings Ltd	548
141,537		Wharf Real Estate Investment Co Ltd	580
		TOTAL HONG KONG	71,277

HUNGARY - 0.0%
74,536	*	MOL Hungarian Oil & Gas plc	406
41,193	*	OTP Bank	1,240
24,748		Richter Gedeon Rt	522
		TOTAL HUNGARY	2,168

INDIA - 0.5%
128,931		Ambuja Cements Ltd	379
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
53,297		Asian Paints Ltd	$1,436
54,530		Aurobindo Pharma Ltd	590
28,434	*,g	Avenue Supermarts Ltd	850
417,813	*	Axis Bank Ltd	2,418
33,680		Bajaj Finance Ltd	1,509
7,117		Bajaj Finserv Ltd	568
13,038		Bajaj Holdings and Investment Ltd	510
136,498	*,g	Bandhan Bank Ltd	510
43,417		Berger Paints India Ltd	344
40,580		Bharat Forge Ltd	247
127,534		Bharat Petroleum Corp Ltd	610
231,511		Bharti Airtel Ltd	1,324
67,782		Bharti Infratel Ltd	161
53,100	*	Biocon Ltd	322
997		Bosch Ltd	186
10,538		Britannia Industries Ltd	544
66,477		Cipla Ltd	699
257,033		Coal India Ltd	406
12,052		Colgate-Palmolive India Ltd	235
40,841		Container Corp Of India Ltd	204
98,770		Dabur India Ltd	685
14,816		Divi S Laboratories Ltd	613
108,938		DLF Ltd	226
21,171		Dr Reddy’s Laboratories Ltd	1,483
24,386		Eicher Motors Ltd	728
287,870		GAIL India Ltd	340
75,831		Godrej Consumer Products Ltd	748
57,462		Grasim Industries Ltd	582
47,050		Havells India Ltd	433
201,223		HCL Technologies Ltd	2,218
9,681	g	HDFC Asset Management Co Ltd	299
129,309	*,g	HDFC Life Insurance Co Ltd	982
18,548		Hero Honda Motors Ltd	792
215,938		Hindalco Industries Ltd	516
150,488		Hindustan Lever Ltd	4,229
118,950		Hindustan Petroleum Corp Ltd	291
301,294		Housing Development Finance Corp	7,141
935,598	*	ICICI Bank Ltd	4,524
38,529	g	ICICI Lombard General Insurance Co Ltd	679
64,420	g	ICICI Prudential Life Insurance Co Ltd	369
382,985		Indian Oil Corp Ltd	384
41,516		Indraprastha Gas Ltd	219
11,487		Info Edge India Ltd	567
627,403		Infosys Technologies Ltd	8,627
17,896	*,g	InterGlobe Aviation Ltd	302
544,631		ITC Ltd	1,272
156,179		JSW Steel Ltd	591
13,568		Jubilant Foodworks Ltd	430
88,223		Larsen & Toubro Ltd	1,082
58,150		LIC Housing Finance Ltd	219
41,006		Lupin Ltd	561
139,809		Mahindra & Mahindra Ltd	1,156
82,670		Marico Ltd	407
22,290		Maruti Suzuki India Ltd	2,043
174,430		Motherson Sumi Systems Ltd	273
96,684		Mundra Port and Special Economic Zone Ltd	450
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,287		Nestle India Ltd	$925
458,950		NTPC Ltd	531
1,054		Page Industries Ltd	305
117,205		Petronet LNG Ltd	351
22,810		Pidilite Industries Ltd	444
16,980		Piramal Healthcare Ltd	289
351,367		Power Grid Corp of India Ltd	775
522,913		Reliance Industries Ltd	15,859
134,713		Rural Electrification Corp Ltd	182
73,234	*,g	SBI Life Insurance Co Ltd	806
343,124		Sesa Sterlite Ltd	640
1,656		Shree Cement Ltd	456
16,882		Shriram Transport Finance Co Ltd	142
13,543		Siemens India Ltd	232
321,382	*	State Bank of India	811
155,295		Sun Pharmaceutical Industries Ltd	1,056
164,794		Tata Consultancy Services Ltd	5,575
329,129	*	Tata Motors Ltd	597
63,408		Tata Steel Ltd	311
78,987		Tata Tea Ltd	536
85,777		Tech Mahindra Ltd	923
56,745		Titan Industries Ltd	926
9,576		Torrent Pharmaceuticals Ltd	364
21,381		Ultra Tech Cement Ltd	1,177
90,778		United Phosphorus Ltd	621
53,756	*	United Spirits Ltd	376
211,296		Wipro Ltd	899
163,309		ZEE Telefilms Ltd	464
		TOTAL INDIA	97,086

INDONESIA - 0.1%
3,008,000		Adaro Energy Tbk	231
67,817,400		Bank Rakyat Indonesia	13,913
416,100		Indofood CBP Sukses Makmur Tbk	282
1,289,900		PT ACE Hardware Indonesia Tbk	138
3,696,800		PT Astra International Tbk	1,113
1,780,500		PT Bank Central Asia Tbk	3,250
3,459,747		PT Bank Mandiri Persero Tbk	1,157
1,275,700		PT Bank Negara Indonesia	383
4,770,200	*	PT Barito Pacific Tbk	255
1,381,100		PT Charoen Pokphand Indonesia Tbk	529
691,700		PT Excelcomindo Pratama	95
85,400	*	PT Gudang Garam Tbk	230
1,887,700		PT Hanjaya Mandala Sampoerna Tbk	178
481,300		PT Indah Kiat Pulp and Paper Corp Tbk	292
291,400		PT Indocement Tunggal Prakarsa Tbk	204
851,900		PT Indofood Sukses Makmur Tbk	411
3,866,000		PT Kalbe Farma Tbk	404
2,537,300		PT Perusahaan Gas Negara Persero Tbk	159
575,000		PT Semen Gresik Persero Tbk	356
9,353,900		PT Telekomunikasi Indonesia Persero Tbk	1,615
1,392,100		PT Unilever Indonesia Tbk	760
298,800		PT United Tractors Tbk	459
		TOTAL INDONESIA	26,414
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
IRELAND - 0.6%
764	*	AerCap Holdings NV	$19
3,905,171		AIB Group plc	4,006
3,123,349		Bank of Ireland Group plc	5,791
577,495		CRH plc	20,941
166,583	*	Flutter Entertainment plc	26,240
6,318,432		Hibernia REIT plc	7,380
93,203		Kerry Group plc (Class A)	11,938
739,784		Keywords Studios plc	20,772
1,310		Kingspan Group plc	119
1,315		Paddy Power plc	209
820,852		Smurfit Kappa Group plc	32,208
		TOTAL IRELAND	129,623

ISRAEL - 0.1%
182		Azrieli Group	8
137,155		Bank Hapoalim Ltd	733
173,082		Bank Leumi Le-Israel	762
975	*	Check Point Software Technologies	117
251		Elbit Systems Ltd	30
6,219		Isracard Ltd	15
6,873		Israel Chemicals Ltd	24
11,697		Israel Discount Bank Ltd	32
156,175	*	Kornit Digital Ltd	10,131
22,423		Mizrahi Tefahot Bank Ltd	398
532	*	Nice Systems Ltd	121
9,338	*	Teva Pharmaceutical Industries Ltd (ADR)	84
439	*	Wix.com Ltd	112
		TOTAL ISRAEL	12,567

ITALY - 1.3%
675,087		Amplifon S.p.A.	24,141
9,400		Assicurazioni Generali S.p.A.	132
4,979	*	Autostrade S.p.A.	78
2,573,598		Davide Campari-Milano NV	28,089
160		DiaSorin S.p.A.	32
8,502,578		Enel S.p.A.	73,768
21,685		ENI S.p.A.	169
170,542		Ferrari NV	31,298
5,127		FinecoBank Banca Fineco S.p.A	71
2,236		Finmeccanica S.p.A.	13
2,215	g	Infrastrutture Wireless Italiane S.p.A	24
1,715,301	e	Intesa Sanpaolo S.p.A.	3,227
426,965		Mediobanca S.p.A.	3,346
633,546		Moncler S.p.A	25,926
3,095	*,e,g	Nexi S.p.A	62
781	g	Pirelli & C S.p.A	3
5,283	g	Poste Italiane S.p.A	47
2,775,681	e	Prada S.p.A	10,921
1,962		Prysmian S.p.A.	57
791		Recordati S.p.A.	41
17,362		Snam Rete Gas S.p.A.	89
60,931		Telecom Italia RSP	25
84,290	e	Telecom Italia S.p.A.	34
11,994		Terna Rete Elettrica Nazionale S.p.A.	84
7,661,249		UniCredit S.p.A.	63,299
		TOTAL ITALY	264,976
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
JAPAN - 6.7%
110		ABC-Mart, Inc	$6
4,600		Acom Co Ltd	20
176		Activia Properties Inc	670
121,700		Advantest Corp	5,920
5,546		Aeon Co Ltd	149
797		Aeon Mall Co Ltd	11
17,073		Air Water, Inc	231
387,990		Aisin Seiki Co Ltd	12,413
3,968		Ajinomoto Co, Inc	81
1,905		Alfresa Holdings Corp	42
6,750		All Nippon Airways Co Ltd	156
2,744		Amada Co Ltd	26
141,499	*,e	Amazia, Inc	4,784
984		Aozora Bank Ltd	16
3,851		Asahi Breweries Ltd	134
1,601		Asahi Glass Co Ltd	47
1,600		Asahi Intecc Co Ltd	50
149,726		Asahi Kasei Corp	1,306
7,300		Ashikaga Holdings Co Ltd	17
181,300		Astellas Pharma, Inc	2,703
137,421	e	Bank of Kyoto Ltd	6,644
145,800	*,e	BASE, Inc	15,370
468,700		Benefit One, Inc	11,874
453		Benesse Holdings, Inc	12
197		BLife Investment Corp	503
4,530		Bridgestone Corp	143
2,285		Brother Industries Ltd	36
800		Calbee, Inc	26
8,577		Canon, Inc	142
1,133	*,e	Casio Computer Co Ltd	18
40,481		Central Japan Railway Co	5,803
500	e	Century Leasing System, Inc	27
2,862		Chiba Bank Ltd	16
95,406		Chubu Electric Power Co, Inc	1,160
69,707		Chugai Pharmaceutical Co Ltd	3,128
1,666	e	Chugoku Electric Power Co, Inc	21
500		Coca-Cola West Japan Co Ltd	8
6,100		Concordia Financial Group Ltd	21
100		Cosmos Pharmaceutical Corp	17
800		CyberAgent, Inc	49
2,438		Dai Nippon Printing Co Ltd	49
1,746		Daicel Chemical Industries Ltd	13
1,000		Daifuku Co Ltd	101
9,211		Dai-ichi Mutual Life Insurance Co	130
2,798,682		Daiichi Sankyo Co Ltd	85,913
75,277		Daikin Industries Ltd	13,909
3,849		Daito Trust Construction Co Ltd	341
4,856		Daiwa House Industry Co Ltd	125
14,480	*	Daiwa Securities Group, Inc	61
3,687		Denso Corp	162
1,855		Dentsu, Inc	55
200		Disco Corp	49
3,532		Don Quijote Co Ltd	82
83,797		East Japan Railway Co	5,153
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
353,228		Eisai Co Ltd	$32,261
993		Electric Power Development Co	15
1,300	e	FamilyMart Co Ltd	29
1,585		Fanuc Ltd	304
4,283		Fast Retailing Co Ltd	2,692
65,200	*,e	Freee KK	4,945
1,264		Fuji Electric Holdings Co Ltd	40
5,239		Fuji Heavy Industries Ltd	102
3,086		Fujifilm Holdings Corp	152
1,698		Fujitsu Ltd	232
846		Fukuoka Financial Group, Inc	14
29		GLP J-Reit	45
125,699		GMO Payment Gateway, Inc	13,465
2,400		Hakuhodo DY Holdings, Inc	31
1,400		Hamamatsu Photonics KK	71
1,893		Hankyu Hanshin Holdings, Inc	61
232		Hikari Tsushin, Inc	55
382	*	Hino Motors Ltd	2
273		Hirose Electric Co Ltd	35
575		Hisamitsu Pharmaceutical Co, Inc	29
1,133	*,e	Hitachi Construction Machinery Co Ltd	41
1,960,915	*	Hitachi Ltd	66,395
23,985		Hitachi Metals Ltd	370
13,896		Honda Motor Co Ltd	330
412		Hoshizaki Electric Co Ltd	33
3,227	*	Hoya Corp	364
84,328		Hulic Co Ltd	791
400		Hulic Reit, Inc	530
250,000		Ibiden Co Ltd	8,519
24,476	e	Idemitsu Kosan Co Ltd	523
1,429		Iida Group Holdings Co Ltd	29
7,722,600		Infomart Corp	68,514
109,884		Inpex Holdings, Inc	590
6		Invincible Investment Corp	2
122,000		IR Japan Holdings Ltd	15,462
481	e	Isetan Mitsukoshi Holdings Ltd	3
4,300		Isuzu Motors Ltd	38
1,700		IT Holdings Corp	36
400		Ito En Ltd	29
11,469	e	Itochu Corp	294
1,000		Itochu Techno-Science Corp	38
924		Japan Airlines Co Ltd	17
503	e	Japan Airport Terminal Co Ltd	22
429,200		Japan Elevator Service Holdings Co Ltd	14,970
4,446		Japan Post Bank Co Ltd	35
13,440		Japan Post Holdings Co Ltd	92
2,500		Japan Post Insurance Co Ltd	39
3		Japan Prime Realty Investment Corp	9
12		Japan Real Estate Investment Corp	61
16		Japan Retail Fund Investment Corp	25
128,063		Japan Tobacco, Inc	2,336
58,323	*	JFE Holdings, Inc	408
257,978		JGC Corp	2,676
22,959	e	JSR Corp	546
1,603		JTEKT Corp	13
359,588		JX Holdings, Inc	1,283
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,286		Kajima Corp	$40
1,334	e	Kakaku.com, Inc	35
353,700	*,e	Kamakura Shinsho Ltd	3,108
985		Kamigumi Co Ltd	19
179,535		Kansai Electric Power Co, Inc	1,740
24,215	e	Kansai Paint Co Ltd	602
61,485		Kao Corp	4,616
1,151	e	Kawasaki Heavy Industries Ltd	16
13,697		KDDI Corp	344
700		Keihan Electric Railway Co Ltd	29
1,160		Keihin Electric Express Railway Co Ltd	18
823		Keio Corp	51
1,413		Keisei Electric Railway Co Ltd	40
36		Kenedix Realty Investment Corp	216
142,100		Kenedix, Inc	748
1,576		Keyence Corp	737
1,195		Kikkoman Corp	66
1,449		Kintetsu Corp	62
7,049		Kirin Brewery Co Ltd	132
400		Kobayashi Pharmaceutical Co Ltd	39
500		Kobe Bussan Co Ltd	28
1,000	*	Koito Manufacturing Co Ltd	51
7,450		Komatsu Ltd	164
886	e	Konami Corp	38
328		Kose Corp	40
8,898		Kubota Corp	159
40,875		Kuraray Co Ltd	397
677		Kurita Water Industries Ltd	22
2,700		Kyocera Corp	155
2,245		Kyowa Hakko Kogyo Co Ltd	64
27,177		Kyushu Electric Power Co, Inc	247
900		Kyushu Railway Co	19
500		Lasertec Corp	41
480		Lawson, Inc	23
300	*	LINE Corp	15
2,000		Lion Corp	41
2,564		LIXIL Group Corp	52
98,976		M3, Inc	6,122
1,888		Makita Corp	90
14,065		Marubeni Corp	80
1,609	e	Marui Co Ltd	31
6,496		Maruichi Steel Tube Ltd	163
2,615		Mazda Motor Corp	15
700		McDonald’s Holdings Co Japan Ltd	34
1,859		Mediceo Paltac Holdings Co Ltd	37
908		MEIJI Holdings Co Ltd	69
800	*,e	Mercari, Inc	37
3,600		Minebea Co Ltd	69
2,800		MISUMI Group, Inc	79
166,863		Mitsubishi Chemical Holdings Corp	963
11,422		Mitsubishi Corp	273
15,514		Mitsubishi Electric Corp	211
205,696		Mitsubishi Estate Co Ltd	3,116
21,580		Mitsubishi Gas Chemical Co, Inc	401
2,611		Mitsubishi Heavy Industries Ltd	58
13,011		Mitsubishi Materials Corp	256
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
408	e	Mitsubishi Motors Corp	$1
104,262		Mitsubishi UFJ Financial Group, Inc	416
3,000		Mitsubishi UFJ Lease & Finance Co Ltd	14
278,282		Mitsui & Co Ltd	4,782
22,029		Mitsui Chemicals, Inc	532
7,956		Mitsui Fudosan Co Ltd	138
654		Mitsui Fudosan Logistics Park, Inc	3,125
3,842		Mitsui Sumitomo Insurance Group Holdings, Inc	104
900		Miura Co Ltd	44
20,566		Mizuho Financial Group, Inc	257
517,225		MonotaRO Co Ltd	25,691
153		Mori Hills REIT Investment Corp	199
4,905		Murata Manufacturing Co Ltd	319
839		Nabtesco Corp	30
1,500		Nagoya Railroad Co Ltd	41
1,706		Namco Bandai Holdings, Inc	125
2,061		NEC Corp	121
4,100		Nexon Co Ltd	102
1,824		NGK Insulators Ltd	26
648		NGK Spark Plug Co Ltd	11
3,834		Nidec Corp	360
1,300		Nihon M&A Center, Inc	74
981		Nikon Corp	7
298,659		Nintendo Co Ltd	169,247
13		Nippon Building Fund, Inc	74
644		Nippon Express Co Ltd	38
872		Nippon Meat Packers, Inc	39
18,626		Nippon Paint Co Ltd	1,917
1,807		Nippon ProLogis REIT, Inc	6,094
400		Nippon Shinyaku Co Ltd	33
91,102	*	Nippon Steel Corp	860
584,084		Nippon Telegraph & Telephone Corp	11,925
1,776		Nippon Yusen Kabushiki Kaisha	31
14,139	e	Nissan Chemical Industries Ltd	754
19,527	*	Nissan Motor Co Ltd	69
2,031		Nisshin Seifun Group, Inc	32
50,545		Nissin Food Products Co Ltd	4,749
713		Nitori Co Ltd	148
19,137		Nitto Denko Corp	1,247
2,838		NKSJ Holdings, Inc	98
26,880	*	Nomura Holdings, Inc	123
574		Nomura Real Estate Holdings, Inc	11
444		Nomura Real Estate Master Fund, Inc	556
2,700		Nomura Research Institute Ltd	79
362,447		NSK Ltd	2,774
6,300		NTT Data Corp	81
9,586		NTT DoCoMo, Inc	352
5,096		Obayashi Corp	47
600		Obic Co Ltd	106
2,946		Odakyu Electric Railway Co Ltd	74
98,094		OJI Paper Co Ltd	451
9,968		Olympus Corp	207
76,255		Omron Corp	5,962
3,168		Ono Pharmaceutical Co Ltd	100
303	*	Oracle Corp Japan	33
20,531	e	Oriental Land Co Ltd	2,879
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,354,428		ORIX Corp	$16,917
299		Orix JREIT, Inc	460
3,720		Osaka Gas Co Ltd	72
4,322		Osaka Securities Exchange Co Ltd	121
1,022		Otsuka Corp	52
3,300		Otsuka Holdings KK	140
331,400		Paltac Corp	16,762
275,455		Panasonic Corp	2,346
900		Park24 Co Ltd	15
700	*	PeptiDream, Inc	33
1,100		Pigeon Corp	49
1,010		Pola Orbis Holdings, Inc	19
7,300	*	Rakuten, Inc	79
1,905,553		Recruit Holdings Co Ltd	75,680
4,507,600	*	Renesas Electronics Corp	33,084
17,242		Resona Holdings, Inc	59
6,482	e	Ricoh Co Ltd	44
312		Rinnai Corp	30
65,135		Rohm Co Ltd	5,036
1,540		Ryohin Keikaku Co Ltd	26
3,553		Santen Pharmaceutical Co Ltd	73
1,991	*	SBI Holdings, Inc	52
1,767		Secom Co Ltd	162
552		Sega Sammy Holdings, Inc	7
1,700		Seibu Holdings, Inc	18
3,100	e	Seiko Epson Corp	36
3,595		Sekisui Chemical Co Ltd	58
79,120		Sekisui House Ltd	1,402
348,900		Seria Co Ltd	14,888
64,286		Seven & I Holdings Co Ltd	1,997
700	e	Seven Bank Ltd	2
1,200		SG Holdings Co Ltd	62
2,299	*	Sharp Corp	29
163,498	*	SHIFT, Inc	24,520
2,147		Shimadzu Corp	65
227		Shimamura Co Ltd	22
592		Shimano, Inc	117
3,362		Shimizu Corp	25
77,000		Shin-Etsu Chemical Co Ltd	10,076
377	*	Shinsei Bank Ltd	5
2,290		Shionogi & Co Ltd	123
15,793		Shiseido Co Ltd	914
4,201		Shizuoka Bank Ltd	29
600		Showa Denko KK	11
463	*	SMC Corp	258
559,200		SMS Co Ltd	16,237
24,500		Softbank Corp	274
13,332		Softbank Group Corp	825
500		Sohgo Security Services Co Ltd	24
2,833,347		Sony Corp	217,154
800		Square Enix Co Ltd	53
1,314		Stanley Electric Co Ltd	38
1,760		Star Asia Investment Corp	734
1,100	e	Start Today Co Ltd	31
1,051,935		Sumco Corp	14,842
400		Sumisho Computer Systems Corp	22
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
188,683		Sumitomo Chemical Co Ltd	$625
10,165		Sumitomo Corp	123
1,763	e	Sumitomo Dainippon Pharma Co Ltd	23
7,547		Sumitomo Electric Industries Ltd	85
514,625		Sumitomo Heavy Industries Ltd	11,973
29,315		Sumitomo Metal Mining Co Ltd	909
2,436,391		Sumitomo Mitsui Financial Group, Inc	68,123
2,718		Sumitomo Mitsui Trust Holdings, Inc	72
2,636		Sumitomo Realty & Development Co Ltd	78
63		Sumitomo Rubber Industries, Inc	1
700		Sundrug Co Ltd	26
1,500		Suntory Beverage & Food Ltd	56
807		Suzuken Co Ltd	31
203,134		Suzuki Motor Corp	8,702
1,471		Sysmex Corp	141
546,995		T&D Holdings, Inc	5,392
1,200		Taiheiyo Cement Corp	31
1,493		Taisei Corp	51
356		Taisho Pharmaceutical Holdings Co Ltd	23
14,267	e	Taiyo Nippon Sanso Corp	219
13,411		Takeda Pharmaceutical Co Ltd	479
1,056		TDK Corp	115
201,799		TechnoPro Holdings, Inc	12,635
21,687		Teijin Ltd	336
1,202		Temp Holdings Co Ltd	20
5,492		Terumo Corp	219
594		THK Co Ltd	15
1,334		Tobu Railway Co Ltd	41
1,175		Toho Co Ltd	48
700		Toho Gas Co Ltd	35
2,913		Tohoku Electric Power Co, Inc	29
174,364		Tokio Marine Holdings, Inc	7,629
189,425	*	Tokyo Electric Power Co, Inc	521
1,316		Tokyo Electron Ltd	344
97,932		Tokyo Gas Co Ltd	2,235
134,100		Tokyo Tatemono Co Ltd	1,648
4,029		Tokyu Corp	52
2,400		Tokyu Fudosan Holdings Corp	10
1,767		Toppan Printing Co Ltd	25
169,246		Toray Industries, Inc	774
3,255		Toshiba Corp	83
34,021		Tosoh Corp	552
1,442	e	Toto Ltd	66
17,800		Toyo Seikan Kaisha Ltd	176
699		Toyo Suisan Kaisha Ltd	37
497		Toyoda Gosei Co Ltd	11
1,393		Toyota Industries Corp	88
1,639,653		Toyota Motor Corp	108,824
2,194		Toyota Tsusho Corp	62
1,128	*	Trend Micro, Inc	69
300		Tsuruha Holdings, Inc	43
3,407		Uni-Charm Corp	152
271		United Urban Investment Corp	302
2,230		USS Co Ltd	40
700		Welcia Holdings Co Ltd	31
1,307		West Japan Railway Co	65
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
175,800	e	Workman Co Ltd	$15,475
22,638		Yahoo! Japan Corp	151
1,004		Yakult Honsha Co Ltd	56
7,231		Yamada Denki Co Ltd	36
1,308		Yamaha Corp	63
2,191		Yamaha Motor Co Ltd	32
2,555		Yamato Transport Co Ltd	67
953		Yamazaki Baking Co Ltd	17
2,324		Yaskawa Electric Corp	91
2,310		Yokogawa Electric Corp	37
200		Yokohama Rubber Co Ltd	3
		TOTAL JAPAN	1,400,745

JORDAN - 0.0%
1,306		Hikma Pharmaceuticals plc	44
		TOTAL JORDAN	44

KOREA, REPUBLIC OF - 1.5%
3,284	*	Alteogen, Inc	504
6,145		Amorepacific Corp	857
1,908		Amorepacific Corp (Preference)	94
1,528		BGF retail Co Ltd	162
49,061		BS Financial Group, Inc	212
12,906	*	Celltrion Healthcare Co Ltd	968
2,995	*	Celltrion Pharm Inc	289
17,737	*	Celltrion, Inc	3,901
11,744		Cheil Communications, Inc	210
15,773		Cheil Industries, Inc	1,416
1,552		CJ CheilJedang Corp	524
2,858		CJ Corp	198
1,780		CJ O Shopping Co Ltd	216
4,804		Daelim Industrial Co	318
11,223		Daewoo International Corp	128
47,874		Daewoo Securities Co Ltd	346
7,022	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	142
9,312		Dongbu Insurance Co Ltd	360
8,384		Doosan Bobcat, Inc	194
3,503		DuzonBIzon Co Ltd	312
3,928		E-Mart Co Ltd	475
8,738		Fila Korea Ltd	273
3,494		GLOVIS Co Ltd	430
10,580		GS Engineering & Construction Corp	218
10,667		GS Holdings Corp	282
5,056		GS Retail Co Ltd	145
55,309		Hana Financial Group, Inc	1,329
12,882		Hankook Tire Co Ltd	347
1,206		Hanmi Pharm Co Ltd	282
34,260		Hanon Systems	362
18,949		Hanwha Chemical Corp	622
7,203		Hanwha Corp	155
8,345	*	HLB, Inc	736
3,150		Honam Petrochemical Corp	528
5,945		Hotel Shilla Co Ltd	385
98,484		Hynix Semiconductor, Inc	7,060
14,888		Hyundai Engineering & Construction Co Ltd	386
6,638	*	Hyundai Heavy Industries	468
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
11,526		Hyundai Marine & Fire Insurance Co Ltd	$220
12,508		Hyundai Mobis	2,454
27,776		Hyundai Motor Co	4,231
6,454		Hyundai Motor Co Ltd (2nd Preference)	487
3,960		Hyundai Motor Co Ltd (Preference)	286
1,946		Hyundai Robotics Co Ltd	362
17,277		Hyundai Steel Co	363
44,557		Industrial Bank of Korea	304
10,558		Kakao Corp	3,283
21,102		Kangwon Land, Inc	388
72,128		KB Financial Group, Inc	2,323
46,923		Kia Motors Corp	1,882
4,742	*	KMW Co Ltd	317
14,582		Korea Aerospace Industries Ltd	283
49,661	*	Korea Electric Power Corp	865
1,566	*	Korea Express Co Ltd	237
6,214		Korea Gas Corp	130
6,964		Korea Investment Holdings Co Ltd	430
3,343		Korea Kumho Petrochemical	314
1,593		Korea Zinc Co Ltd	514
15,255	*	Korean Air Lines Co Ltd	245
22,050		KT&G Corp	1,557
131,545		LG Chem Ltd	73,424
1,437		LG Chem Ltd (Preference)	392
17,445		LG Corp	1,108
17,525		LG Electronics, Inc	1,373
1,756		LG Household & Health Care Ltd	2,167
407		LG Household & Health Care Ltd (Preference)	246
2,514		LG Innotek Co Ltd	332
40,327		LG Telecom Ltd	396
46,389	*	LG.Philips LCD Co Ltd	608
4,997		Lotte Corp	122
2,534		Lotte Shopping Co Ltd	170
44,264		Meritz Securities Co Ltd	123
22,832		Naver Corp	5,802
3,084		NCsoft	2,125
4,018	*,g	Netmarble Corp	568
4,235		Orion Corp/Republic of Korea	475
210		Ottogi Corp	102
5,818		Pacific Corp	242
1,085	*	Pearl Abyss Corp	187
14,002		POSCO	2,344
4,080		POSCO Refractories & Environment Co Ltd	292
3,078		S1 Corp (Korea)	231
3,042	*,g	Samsung Biologics Co Ltd	1,793
5,040		Samsung Card Co	122
10,586		Samsung Electro-Mechanics Co Ltd	1,255
3,081,085		Samsung Electronics Co Ltd	152,958
154,712		Samsung Electronics Co Ltd (Preference)	6,659
26,873	*	Samsung Engineering Co Ltd	241
5,905		Samsung Fire & Marine Insurance Co Ltd	920
91,728	*	Samsung Heavy Industries Co Ltd	417
13,561		Samsung Life Insurance Co Ltd	708
10,282		Samsung SDI Co Ltd	3,798
6,590		Samsung SDS Co Ltd	954
10,480		Samsung Securities Co Ltd	274
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,454		Seegene, Inc	$769
5,476	*	Shin Poong Pharmaceutical Co Ltd	590
81,676		Shinhan Financial Group Co Ltd	1,916
1,470		Shinsegae Co Ltd	266
6,728		SK C&C Co Ltd	1,136
10,602		SK Energy Co Ltd	1,256
7,508		SK Telecom Co Ltd	1,526
9,661		S-Oil Corp	424
49,431	*	STX Pan Ocean Co Ltd	144
9,100	*	Woongjin Coway Co Ltd	619
102,938		Woori Financial Group, Inc	753
20,185		Woori Investment & Securities Co Ltd	158
8,699		Yuhan Corp	478
		TOTAL KOREA, REPUBLIC OF	320,272

LUXEMBOURG - 0.0%
6,118		ArcelorMittal	81
112	e	Eurofins Scientific	89
28,307		Reinet Investments S.C.A	491
1,940		SES Global S.A.	14
		TOTAL LUXEMBOURG	675

MACAU - 0.1%
179,803		Galaxy Entertainment Group Ltd	1,216
20,733		Sands China Ltd	80
5,705,483	*,e	Wynn Macau Ltd	9,156
		TOTAL MACAU	10,452

MALAYSIA - 0.1%
315,600		AMMB Holdings BHD	228
1,214,016		Bumiputra-Commerce Holdings BHD	902
29,700		Carlsberg Brewery-Malay BHD	148
718,000		Dialog Group BHD	659
578,300		Digi.Com BHD	562
26,000		Fraser & Neave Holdings BHD	201
336,731		Gamuda BHD	283
378,500		Genting BHD	291
40,900		Genting Plantations BHD	98
118,000		HAP Seng Consolidated BHD	203
305,100		Hartalega Holdings BHD	1,195
114,300		Hong Leong Bank BHD	415
32,500		Hong Leong Credit BHD	112
397,000		IHH Healthcare BHD	498
458,000		IOI Corp BHD	492
110,200		Kossan Rubber Industries	364
79,230		Kuala Lumpur Kepong BHD	434
710,407		Malayan Banking BHD	1,236
211,600		Malaysia Airports Holdings BHD	243
419,100		Maxis BHD	513
244,000		MISC BHD	442
13,100		Nestle Malaysia BHD	446
460,600		Petronas Chemicals Group BHD	624
62,900		Petronas Dagangan BHD	299
153,400		Petronas Gas BHD	608
117,880		PPB Group BHD	540
267,200		Press Metal BHD	331
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
535,900		Public Bank BHD	$2,027
131,500	*	QL Resources BHD	311
604,200		Resorts World BHD	303
298,300		RHB Capital BHD	329
495,700		Sime Darby BHD	298
374,300		Sime Darby Plantation BHD	456
1,153		SP Setia BHD	0^
281,200	*	Supermax Corp BHD	573
220,200		Telekom Malaysia BHD	219
430,700		Tenaga Nasional BHD	1,090
519,443		TM International BHD	370
843,600		Top Glove Corp BHD	1,691
164,300		Westports Holdings BHD	154
659,200		YTL Corp BHD	107
		TOTAL MALAYSIA	20,295

MEXICO - 0.1%
562,500		Alfa S.A. de C.V. (Class A)	349
6,093,600		America Movil S.A. de C.V. (Series L)	3,825
102,600		Becle SAB de C.V.	209
2,754,194		Cemex S.A. de C.V.	1,044
104,300		Coca-Cola Femsa SAB de C.V.	425
79,600		Embotelladoras Arca SAB de C.V.	345
598,500		Fibra Uno Administracion S.A. de C.V.	473
362,600		Fomento Economico Mexicano S.A. de C.V.	2,043
39,640		Gruma SAB de C.V.	439
69,200		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	555
40,210	*	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	467
299,100		Grupo Bimbo S.A. de C.V. (Series A)	560
86,100		Grupo Carso S.A. de C.V. (Series A1)	177
482,100	*	Grupo Financiero Banorte S.A. de C.V.	1,671
425,727	*	Grupo Financiero Inbursa S.A.	332
564,300		Grupo Mexico S.A. de C.V. (Series B)	1,436
468,000	*	Grupo Televisa S.A.	578
27,295		Industrias Penoles S.A. de C.V.	441
107,800		Infraestructura Energetica ,NV SAB de C.V.	325
276,300		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	439
58,600		Megacable Holdings SAB de C.V.	169
199,400		Orbia Advance Corp SAB de C.V.	349
41,490	*	Promotora y Operadora de Infraestructura SAB de C.V.	293
933,300		Wal-Mart de Mexico SAB de C.V.	2,239
		TOTAL MEXICO	19,183

NETHERLANDS - 1.9%
3,051	*,g	ABN AMRO Group NV (ADR)	26
18,257	*,g	Adyen NV	33,675
12,141		Aegon NV	31
1,645		Akzo Nobel NV	166
3,821	*	Altice NV (Class A)	18
381	*	Argenx SE	101
344,012		ASML Holding NV	127,069
1,469		DSM NV	242
161,119	g	Euronext NV	20,183
1,087		EXOR NV	59
982		Heineken Holding NV	77
36,409		Heineken NV	3,241
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
15,544,753		ING Groep NV	$110,941
148,337	*,g	Just Eat Takeaway	16,603
155,179		Koninklijke Ahold Delhaize NV	4,587
937,651		Koninklijke KPN NV	2,200
76,586		Koninklijke Philips Electronics NV	3,616
703		Koninklijke Vopak NV	40
2,458		NN Group NV	92
562,454		NXP Semiconductors NV	70,200
4,154	*	Prosus NV	383
1,196		Randstad Holdings NV	62
660,546		Royal Dutch Shell plc (A Shares)	8,246
31,604		Royal Dutch Shell plc (B Shares)	383
10,716	*,e,g	Takeaway.com Holding BV	1,200
2,327		Wolters Kluwer NV	198
		TOTAL NETHERLANDS	403,639

NEW ZEALAND - 0.1%
6,147	*	a2 Milk Co Ltd	63
10,537		Auckland International Airport Ltd	51
522,549		Fisher & Paykel Healthcare Corp	11,533
12,530		Meridian Energy Ltd	41
6,857		Mighty River Power Ltd	23
2,423		Ryman Healthcare Ltd	23
13,954		Telecom Corp of New Zealand Ltd	43
		TOTAL NEW ZEALAND	11,777

NORWAY - 0.1%
1,328,063	e	Aker BP ASA	20,761
8,086		DNB NOR Holding ASA	113
355,584		Equinor ASA	5,038
146,806		Gjensidige Forsikring BA	2,979
3,613		Mowi ASA	64
8,727		Norsk Hydro ASA	24
6,173		Orkla ASA	62
945		Schibsted ASA (B Shares)	38
6,155		Telenor ASA	103
1,775		Yara International ASA	68
		TOTAL NORWAY	29,250

PAKISTAN - 0.0%
70,800		Habib Bank Ltd	56
52,200		MCB Bank Ltd	55
219,956		Oil & Gas Development Co Ltd	137
		TOTAL PAKISTAN	248

PERU - 0.0%
41,400		Cia de Minas Buenaventura S.A. (ADR) (Series B)	506
11,900		Credicorp Ltd (NY)	1,475
15,507		Southern Copper Corp (NY)	702
		TOTAL PERU	2,683

PHILIPPINES - 0.1%
374,260		Aboitiz Equity Ventures, Inc	358
305,200		Aboitiz Power Corp	161
2,960	*	Altus San Nicolas Corp	1
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
53,380		Ayala Corp	$763
1,543,570		Ayala Land, Inc	950
356,230		Banco de Oro Universal Bank	636
161,860		Bank of the Philippine Islands	214
6,030		Globe Telecom, Inc	259
18,674		GT Capital Holdings, Inc	149
185,150		International Container Term Services, Inc	422
513,910		JG Summit Holdings (Series B)	640
88,420		Jollibee Foods Corp	265
40,890		Manila Electric Co	229
2,159,927	*	Megaworld Corp	133
2,876,900		Metro Pacific Investments Corp	208
360,863		Metropolitan Bank & Trust	286
16,040		PLDT, Inc	441
180,500		Puregold Price Club, Inc	183
376,600		Robinsons Land Corp	111
5,826,950		Robinsons Retail Holdings, Inc	7,823
43,860		SM Investments Corp	800
1,847,800		SM Prime Holdings	1,126
161,450		Universal Robina	448
		TOTAL PHILIPPINES	16,606

POLAND - 0.0%
32,424	*	Bank Pekao S.A.	422
6,564	*	Bank Zachodni WBK S.A.	242
2,530		BRE Bank S.A.	109
11,910	*	CD Projekt Red S.A.	1,290
51,708	*	Cyfrowy Polsat S.A.	362
8,729	*,g	Dino Polska S.A.	513
18,233		Grupa Lotos S.A.	163
24,397	*	KGHM Polska Miedz S.A.	747
244	*	LPP S.A.	415
340,734		Polish Oil & Gas Co	446
166,946	*	Polska Grupa Energetyczna S.A.	277
57,186		Polski Koncern Naftowy Orlen S.A.	679
158,495		Powszechna Kasa Oszczednosci Bank Polski S.A.	870
113,820	*	Powszechny Zaklad Ubezpieczen S.A.	730
119,430	*	Telekomunikacja Polska S.A.	211
		TOTAL POLAND	7,476

PORTUGAL - 0.1%
1,271,560		Energias de Portugal S.A.	6,252
4,977		Galp Energia SGPS S.A.	46
844,840		Jeronimo Martins SGPS S.A.	13,586
		TOTAL PORTUGAL	19,884

QATAR - 0.1%
388,110		Barwa Real Estate Co	374
360,336		Commercial Bank of Qatar QSC	402
334,939		Industries Qatar QSC	910
676,499		Masraf Al Rayan	775
834,166		Mesaieed Petrochemical Holding Co	476
155,377		Ooredoo QSC	286
99,508		Qatar Electricity & Water Co	463
88,467		Qatar Fuel QSC	431
148,743		Qatar International Islamic Bank QSC	343
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
209,881		Qatar Islamic Bank SAQ	$952
825,093		Qatar National Bank	4,131
		TOTAL QATAR	9,543

ROMANIA - 0.0%
78,688		NEPI Rockcastle plc	324
		TOTAL ROMANIA	324

RUSSIA - 0.8%
1,959		Evraz plc	9
75,868		Gazprom (ADR)	331
1,058,416		Gazprom OAO (ADR)	4,606
81,297		LUKOIL PJSC (ADR)	4,667
68,766	*	Magnit PJSC (GDR)	1,026
120,417		MMC Norilsk Nickel PJSC (ADR)	2,908
92,500		Mobile TeleSystems (ADR)	808
18,073		Novatek PJSC (GDR)	2,476
25,784		Novolipetsk Steel PJSC (GDR)	571
29,387		PhosAgro PJSC (GDR)	354
45,494		Polymetal International plc (ADR)	991
11,206		Polyus PJSC (GDR)	1,181
1,001	*	Polyus PJSC (GDR)	105
215,327	*	Rosneft Oil Co PJSC (GDR)	1,059
3,593,355	*	Sberbank of Russia (ADR)	41,934
45,973		Severstal (GDR)	584
286,730		Surgutneftegaz (ADR) (London)	1,275
46,551		Tatneft PJSC (ADR)	1,642
312,290	*	VTB Bank PJSC (GDR) Tradegate	260
22,766	*	X5 Retail Group NV (GDR)	842
1,555,241	*	Yandex NV	101,480
		TOTAL RUSSIA	169,109

SAUDI ARABIA - 0.2%
8,156		Abdullah Al Othaim Markets Co	282
19,222		Advanced Petrochemical Co	303
217,095		Al Rajhi Bank	3,805
160,882	*	Alinma Bank	702
45,025		Almarai Co JSC	637
106,598		Arab National Bank	579
66,047		Bank AlBilad	426
75,968		Bank Al-Jazira	284
110,032		Banque Saudi Fransi	951
10,839	*	Bupa Arabia for Cooperative Insurance Co	355
11,195	*	Co for Cooperative Insurance	260
112,453	*	Dar Al Arkan Real Estate Development Co	282
71,429	*	Emaar Economic City	192
66,889	*	Etihad Etisalat Co	510
10,630		Jarir Marketing Co	532
266,561		National Commercial Bank	2,648
72,508	*	National Industrialization Co	257
50,635	*	Rabigh Refining & Petrochemical Co	211
249,312		Riyad Bank	1,243
74,984		Sahara International Petrochemical Co	331
181,442		Samba Financial Group	1,305
6,941		Saudi Airlines Catering Co	153
37,585		Saudi Arabian Fertilizer Co	822
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
79,733	*	Saudi Arabian Mining Co	$892
411,250	g	Saudi Arabian Oil Co	3,939
163,221		Saudi Basic Industries Corp	3,855
133,778		Saudi British Bank	904
14,834		Saudi Cement Co	230
164,097		Saudi Electricity Co	753
44,226		Saudi Industrial Investment Group	275
151,206	*	Saudi Kayan Petrochemical Co	472
108,811		Saudi Telecom Co	2,918
46,681		Savola Group	598
45,740		Yanbu National Petrochemical Co	717
		TOTAL SAUDI ARABIA	32,623

SINGAPORE - 0.1%
330,648		Ascendas REIT	791
35,700	g	BOC Aviation Ltd	245
30,085		CapitaCommercial Trust	36
1,851,496	e	CapitaLand Ltd	3,702
28,417	e	CapitaMall Trust	40
5,000	e	City Developments Ltd	28
15,322	e	DBS Group Holdings Ltd	225
60,692		Genting Singapore Ltd	30
66		Jardine Cycle & Carriage Ltd	1
15,768		Keppel Corp Ltd	52
20,600		Mapletree Commercial Trust	30
20,600		Mapletree Logistics Trust	31
568,112		Oversea-Chinese Banking Corp	3,533
13,960	e	Singapore Airlines Ltd	36
370,243	e	Singapore Exchange Ltd	2,497
15,107		Singapore Technologies Engineering Ltd	38
1,200		Singapore Telecommunications Ltd	2
992,691		Singapore Telecommunications Ltd	1,554
7,200		Suntec Real Estate Investment Trust	8
232,643		United Overseas Bank Ltd	3,277
5,631		UOL Group Ltd	28
1,800		Venture Corp Ltd	25
		TOTAL SINGAPORE	16,209

SOUTH AFRICA - 0.2%
125,663		Absa Group Ltd	666
10,391		Anglo American Platinum Ltd	719
10,452		Anglo American plc (London)	253
72,423	*	Aspen Pharmacare Holdings Ltd	517
63,868		Bid Corp Ltd	983
54,627		Bidvest Group Ltd	449
12,857		Capitec Bank Holdings Ltd	792
45,391		Clicks Group Ltd	602
70,549		Discovery Holdings Ltd	536
44,778		Exxaro Resources Ltd	332
839,731		FirstRand Ltd	2,061
162,541		Gold Fields Ltd	1,988
583,511		Growthpoint Properties Ltd	427
101,873	*	Harmony Gold Mining Co Ltd	539
150,167	e	Impala Platinum Holdings Ltd	1,305
12,518		Kumba Iron Ore Ltd	370
272,718		Life Healthcare Group Holdings Pte Ltd	277
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
163,841		Momentum Metropolitan Holdings	$152
48,652		Mr Price Group Ltd	381
318,068	e	MTN Group Ltd	1,067
85,252		MultiChoice Group Ltd	492
79,753	*	Naspers Ltd (N Shares)	14,086
69,259		Nedbank Group Ltd	414
69,010	*	Northam Platinum Ltd	701
151,139	g	Pepkor Holdings Ltd	101
137,081		Rand Merchant Investment Holdings Ltd	238
94,868		Remgro Ltd	530
333,483		Sanlam Ltd	1,028
106,455	*	Sasol Ltd	819
93,425	e	Shoprite Holdings Ltd	762
413,029		Sibanye Stillwater Ltd	1,146
34,624		Spar Group Ltd	392
231,337		Standard Bank Group Ltd	1,486
31,314		Tiger Brands Ltd	357
116,989		Vodacom Group Pty Ltd	858
200,901		Woolworths Holdings Ltd	421
		TOTAL SOUTH AFRICA	38,247

SPAIN - 0.4%
2,100		ACS Actividades de Construccion y Servicios S.A.	48
575	g	Aena S.A.	80
272,564		Amadeus IT Holding S.A.	15,137
56,833		Banco Bilbao Vizcaya Argentaria S.A.	158
141,668		Banco Santander S.A. (AQXE)	264
4,511		Bankinter S.A.	19
29,948		CaixaBank S.A.	64
2,697	g	Cellnex Telecom SAU	164
9,131		Corp Mapfre S.A.	14
1,874		Enagas	43
344,696		Endesa S.A.	9,220
4,133		Ferrovial S.A.	100
2,522	e	Grifols S.A.	73
3,966,345		Iberdrola S.A.	48,820
168,841		Industria De Diseno Textil S.A.	4,671
108,528	*,†,e	Let’s GOWEX S.A.	1
37,638		Naturgy Energy Group S.A.	755
47,674		Red Electrica Corp S.A.	894
12,689		Repsol YPF S.A.	86
1,864		Siemens Gamesa Renewable Energy	50
590,985		Telefonica S.A.	2,025
		TOTAL SPAIN	82,686

SWEDEN - 0.6%
2,562		Alfa Laval AB	57
638,656		Assa Abloy AB	14,932
5,724		Atlas Copco AB (A Shares)	273
3,325		Atlas Copco AB (B Shares)	139
2,205		Autoliv, Inc	161
2,248		Boliden AB	67
1,659		Electrolux AB (Series B)	39
2,831		Epiroc AB	39
5,617		Epiroc AB (Class A)	81
1,630		EQT AB	32
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,274,878		Ericsson (LM) (B Shares)	$13,951
5,175		Essity AB	175
1,072	g	Evolution Gaming Group AB	71
32,000	*	Fastighets AB Balder	1,621
6,850		Hennes & Mauritz AB (B Shares)	118
263,744		Hexagon AB (B Shares)	19,921
3,370		Husqvarna AB (B Shares)	37
986	e	ICA Gruppen AB	50
1,600		Industrivarden AB	42
498,177	e	Intrum Justitia AB	12,209
998	e	Investment AB Latour	23
3,882		Investor AB (B Shares)	254
2,063	e	Kinnevik AB	84
789		Lundbergs AB (B Shares)	39
132,180	e	Lundin Petroleum AB	2,621
2,596		Nibe Industrier AB	67
457,490		Sandvik AB	8,946
17,787	*,e	SAS AB	8
3,149		Securitas AB (B Shares)	48
640,321		Skandinaviska Enskilda Banken AB (Class A)	5,687
2,763		Skanska AB (B Shares)	58
3,168		SKF AB (B Shares)	65
5,105		Svenska Cellulosa AB (B Shares)	70
13,257		Svenska Handelsbanken AB	111
7,715		Swedbank AB (A Shares)	121
562,433		Swedish Match AB	45,988
5,018	e	Tele2 AB (B Shares)	71
20,910		TeliaSonera AB	85
12,683		Volvo AB (B Shares)	244
		TOTAL SWEDEN	128,605

SWITZERLAND - 3.0%
344,325		ABB Ltd	8,754
1,560		Adecco S.A.	82
237,002		Alcon, Inc	13,437
375		Baloise Holding AG.	55
151		Banque Cantonale Vaudoise	15
22		Barry Callebaut AG.	49
64,544		Cie Financiere Richemont S.A.	4,334
2,002		Clariant AG.	40
1,989		Coca-Cola HBC AG.	49
6,362,224		Credit Suisse Group	63,512
67	e	EMS-Chemie Holding AG.	60
316		Geberit AG.	187
3,458		Givaudan S.A.	14,931
4,462		Holcim Ltd	203
1,909		Julius Baer Group Ltd	81
460		Kuehne & Nagel International AG.	89
2		Lindt & Spruengli AG. (Registered)	178
1,401		Logitech International S.A.	109
270,906		Lonza Group AG.	167,186
599,371		Nestle S.A.	71,332
184,874		Novartis AG.	16,052
159		Partners Group	146
5,000		PSP Swiss Property AG.	604
573,151		Roche Holding AG.	196,327
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
347		Schindler Holding AG.	$95
151		Schindler Holding AG. (Registered)	41
52		SGS S.A.	139
1,208		Sika AG.	297
467	*	Sonova Holdings AG	118
758,933	e	STMicroelectronics NV	23,277
88		Straumann Holding AG.	89
1,731		Swatch Group AG. (Registered)	78
272		Swiss Life Holding	103
5,764		Swiss Prime Site AG.	524
2,511		Swiss Re Ltd	186
220		Swisscom AG.	117
565		Temenos Group AG.	76
171,189		UBS Group AG	1,913
458		Vifor Pharma AG.	62
40,310	*	Zur Rose Group AG.	9,610
78,454		Zurich Insurance Group AG	27,358
		TOTAL SWITZERLAND	621,895

TAIWAN - 2.1%
95,000		Accton Technology Corp	735
570,000		Acer, Inc	491
70,391		Advantech Co Ltd	712
579,000		ASE Industrial Holding Co Ltd	1,192
410,000		Asia Cement Corp	591
5,000		ASMedia Technology, Inc	253
136,000		Asustek Computer, Inc	1,197
1,424,000	*	AU Optronics Corp	555
116,189		Catcher Technology Co Ltd	734
1,487,412		Cathay Financial Holding Co Ltd	1,991
230,707		Chailease Holding Co Ltd	1,057
905,350		Chang Hwa Commercial Bank	545
331,000		Cheng Shin Rubber Industry Co Ltd	424
112,335		Chicony Electronics Co Ltd	328
2,362,000		China Development Financial Holding Corp	699
463,250		China Life Insurance Co Ltd (Taiwan)	320
2,234,000		China Steel Corp	1,582
3,294,000		Chinatrust Financial Holding Co	2,105
685,000		Chunghwa Telecom Co Ltd	2,532
816,000		Compal Electronics, Inc	540
929,727		Dadi Early-Childhood Education Group Ltd	5,792
354,000		Delta Electronics, Inc	2,324
2,019,087		E.Sun Financial Holding Co Ltd	1,798
37,000		Eclat Textile Co Ltd	463
401,078		Eva Airways Corp	148
424,731	*	Evergreen Marine Corp Tawain Ltd	234
572,000		Far Eastern Textile Co Ltd	502
290,000		Far EasTone Telecommunications Co Ltd	612
73,040		Feng TAY Enterprise Co Ltd	441
1,844,530		First Financial Holding Co Ltd	1,316
674,000		Formosa Chemicals & Fibre Corp	1,587
226,000		Formosa Petrochemical Corp	627
727,000		Formosa Plastics Corp	1,986
156,000		Formosa Taffeta Co Ltd	169
167,000		Foxconn Technology Co Ltd	299
1,252,000		Fubon Financial Holding Co Ltd	1,822
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES	COMPANY	VALUE (000)
1,809,600	Fuhwa Financial Holdings Co Ltd	$1,120
56,000	Giant Manufacturing Co Ltd	531
42,000	Globalwafers Co Ltd	562
140,800	Highwealth Construction Corp	210
42,107	Hiwin Technologies Corp	418
2,349,000	Hon Hai Precision Industry Co, Ltd	6,315
1,934,278	Hota Industrial Manufacturing Co Ltd	6,390
54,000	Hotai Motor Co Ltd	1,209
1,482,281	Hua Nan Financial Holdings Co Ltd	909
1,510,000	InnoLux Display Corp	493
475,000	Inventec Co Ltd	370
18,604	Largan Precision Co Ltd	2,179
398,000	Lite-On Technology Corp	637
279,242	MediaTek, Inc	5,917
1,946,000	Mega Financial Holding Co Ltd	1,878
126,000	Micro-Star International Co Ltd	582
973,000	Nan Ya Plastics Corp	2,011
197,000	Nanya Technology Corp	396
30,000	Nien Made Enterprise Co Ltd	358
107,000	Novatek Microelectronics Corp Ltd	987
343,000	Pegatron Technology Corp	762
27,000	Phison Electronics Corp	249
415,000	Pou Chen Corp	377
127,000	Powertech Technology, Inc	382
102,000	President Chain Store Corp	928
540,000	Quanta Computer, Inc	1,418
89,000	Realtek Semiconductor Corp	1,141
155,100	Ruentex Development Co Ltd	209
631,999	Shanghai Commercial & Savings Bank Ltd	853
1,957,622	Shin Kong Financial Holding Co Ltd	547
1,905,300	SinoPac Financial Holdings Co Ltd	718
75,000	Standard Foods Corp	158
251,000	Synnex Technology International Corp	360
1,829,089	Taishin Financial Holdings Co Ltd	814
970,417	Taiwan Business Bank	322
911,192	Taiwan Cement Corp	1,311
1,686,945	Taiwan Cooperative Financial Holding	1,142
351,000	Taiwan High Speed Rail Corp	385
298,000	Taiwan Mobile Co Ltd	996
21,703,500	Taiwan Semiconductor Manufacturing Co Ltd	326,509
130,000	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	10,539
872,000	Uni-President Enterprises Corp	1,889
2,191,000	United Microelectronics Corp	2,161
170,000	Vanguard International Semiconductor Corp	569
45,000	Walsin Technology Corp	242
65,000	Win Semiconductors Corp	648
505,000	Winbond Electronics Corp	246
483,690	Wistron Corp	502
15,000	Wiwynn Corp	341
289,640	WPG Holdings Co Ltd	391
60,339	Yageo Corp	741
97,000	Zhen Ding Technology Holding Ltd	426
	TOTAL TAIWAN	430,451

TANZANIA, UNITED REPUBLIC OF - 0.0%
74,326	AngloGold Ashanti Ltd	1,944
	TOTAL TANZANIA, UNITED REPUBLIC OF	1,944
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
THAILAND - 0.1%
209,500		Advanced Info Service PCL (Foreign)	$1,135
817,300		Airports of Thailand PCL (Foreign)	1,464
1,216,900		Asset World Corp PCL	135
157,100		B Grimm Power PCL	210
104,700		Bangkok Bank PCL (Foreign)	319
356,100		Bangkok Commercial Asset Management PCL	225
1,770,900		Bangkok Dusit Medical Services PCL (Foreign)	1,095
1,335,800		Bangkok Expressway & Metro PCL	363
219,100		Berli Jucker PCL	255
1,335,390		BTS Group Holdings PCL	400
78,500		Bumrungrad Hospital PCL (Foreign)	237
417,300		Central Pattana PCL (Foreign)	563
337,175		Central Retail Corp PCL	278
711,300		Charoen Pokphand Foods PCL	630
1,030,200		CP Seven Eleven PCL (Foreign)	1,965
53,100		Electricity Generating PCL	315
284,900		Energy Absolute PCL (Foreign)	355
137,900		Global Power Synergy Co Ltd (Foreign)	251
429,930		Gulf Energy Development PCL	415
1,067,500		Home Product Center PCL (Foreign)	487
328,400		Indorama Ventures PCL (Foreign)	220
422,000		Intouch Holdings PCL (Class F)	689
2,186,800		IRPC PCL (Foreign)	133
325,600		Kasikornbank PCL (Foreign)	793
598,300		Krung Thai Bank PCL (Foreign)	168
141,600		Krungthai Card PCL	157
1,468,000		Land and Houses PCL Co Reg	316
583,900		Minor International PCL (Foreign)	369
134,600		Muangthai Capital PCL	211
138,600		Osotspa PCL	154
297,500		PTT Exploration & Production PCL (Foreign)	744
384,400		PTT Global Chemical PCL (Foreign)	480
2,029,300		PTT PCL (Foreign)	2,088
148,300		Ratch Group PCL	236
146,000		Siam Cement PCL (Foreign)	1,487
157,600		Siam Commercial Bank PCL (Foreign)	325
136,600		Srisawad Corp PCL	212
245,400		Thai Oil PCL (Foreign)	249
599,400		Thai Union Group PCL	266
4,835,384		TMB Bank PCL (Foreign)	137
122,900		Total Access Communication PCL (Foreign)	126
2,248,300		True Corp PCL (Foreign)	221
		TOTAL THAILAND	20,878

TURKEY - 0.0%
551,907	*	Akbank TAS	364
37,623		Anadolu Efes Biracilik Ve Malt Sanayii AS	100
125,082		Aselsan Elektronik Sanayi Ve Ticaret AS	313
79,417		BIM Birlesik Magazalar AS	712
264,121		Eregli Demir ve Celik Fabrikalari TAS	324
12,638		Ford Otomotiv Sanayi AS	143
174,450		Haci Omer Sabanci Holding AS	187
143,217		KOC Holding AS	271
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
27,026	*	Tupras Turkiye Petrol Rafine	$277
80,025	*	Turk Hava Yollari	108
256,045	*	Turk Sise ve Cam Fabrikalari AS	243
210,733		Turkcell Iletisim Hizmet AS	411
392,260	*	Turkiye Garanti Bankasi AS	359
300,880	*	Turkiye Is Bankasi (Series C)	208
551,174	*	Yapi ve Kredi Bankasi	152
		TOTAL TURKEY	4,172

UNITED ARAB EMIRATES - 0.0%
531,400		Abu Dhabi Commercial Bank PJSC	820
686,451		Aldar Properties PJSC	379
325,077		Dubai Islamic Bank PJSC	383
499,758	*	Emaar Malls Group PJSC	205
627,507	*	Emaar Properties PJSC	482
474,728		Emirates NBD Bank PJSC	1,387
321,032		Emirates Telecommunications Group Co PJSC	1,459
504,658		National Bank of Abu Dhabi PJSC	1,557
5,358	*,†	NMC Health plc	0^
		TOTAL UNITED ARAB EMIRATES	6,672

UNITED KINGDOM - 4.1%
8,292		3i Group plc	107
1,520		Admiral Group plc	51
1,434,367		Ashtead Group plc	51,654
409,557		Associated British Foods plc	9,860
1,026,455		AstraZeneca plc	112,155
9,717	g	Auto Trader Group plc	71
432		Aveva Group plc	27
33,490		Aviva plc	124
27,412		BAE Systems plc	170
1,292,477		Barclays plc	1,631
8,012		Barratt Developments plc	49
1,095,538		Beazley plc	4,337
1,015		Berkeley Group Holdings plc	55
65,000		Big Yellow Group plc	871
3,306,739	*	boohoo.com plc	15,964
1,207,918		BP plc	3,493
173,647		BP plc (ADR)	3,032
389,472		British American Tobacco plc	13,971
156,771		British Land Co plc	684
75,803		BT Group plc	96
2,870		Bunzl plc	93
3,400		Burberry Group plc	68
23,043		CK Hutchison Holdings Ltd	140
8,566		CNH Industrial NV	66
56,712		Coca-Cola European Partners plc (Class A)	2,201
179,495		Compass Group plc	2,696
1,099		Croda International plc	89
987		DCC plc	76
430,250		Dechra Pharmaceuticals plc	17,890
20,000		Derwent London plc	662
457,525		Diageo plc	15,715
9,834		Direct Line Insurance Group plc	34
2,641,483		Electrocomponents plc	24,212
7,742		Experian Group Ltd	291
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
562,363		Fevertree Drinks plc	$16,806
9,360		Fiat DaimlerChrysler Automobiles NV	115
413,399		GlaxoSmithKline plc	7,750
100,000		Great Portland Estates plc	772
4,775		GVC Holdings plc	60
3,235		Halma plc	98
2,670		Hargreaves Lansdown plc	54
173,592		HSBC Holdings plc	679
8,071		Imperial Tobacco Group plc	143
187,662		Informa plc	910
1,480		InterContinental Hotels Group plc	78
1,376		Intertek Group plc	112
13,835		J Sainsbury plc	34
4,403		JD Sports Fashion plc	46
1,622		Johnson Matthey plc	49
21,154		Kingfisher plc	81
115,099	e	Land Securities Group plc	775
50,865		Legal & General Group plc	124
197,110	*	Liberty Global plc (Class A)	4,141
9,272	*	Liberty Global plc (Class C)	190
164,389		Linde plc	39,146
615,733		Linde plc (Xetra)	145,578
140,043,966		Lloyds TSB Group plc	47,542
241,412		London Stock Exchange Group plc	27,694
2,931,749		M&G plc	6,026
3,745,647		Man Group plc	5,553
3,100,000		Marks & Spencer Group plc	3,890
35,840		Melrose Industries plc	53
31,035		Mondi plc	656
29,917		National Grid plc	344
19,869		Next plc	1,523
3,896	*	Ocado Ltd	138
835,648		Old Mutual Ltd	515
5,676	e	Pearson plc	40
2,719		Persimmon plc	87
1,261,348		Prudential plc	18,098
87,984		Reckitt Benckiser Group plc	8,579
438,995		RELX plc	9,773
157,398		RELX plc (London)	3,503
15,818		Rentokil Initial plc	109
1,752,086	e	Rolls-Royce Group plc	2,909
38,858		Royal Bank of Scotland Group plc	53
8,094		RSA Insurance Group plc	47
80,000		Safestore Holdings plc	804
9,295		Sage Group plc	86
1,247		Schroders plc	43
128,861		Scottish & Southern Energy plc	2,006
140,145		Segro plc	1,684
1,959		Severn Trent plc	62
7,454		Smith & Nephew plc	146
3,971		Smiths Group plc	70
628		Spirax-Sarco Engineering plc	90
5,382		St. James’s Place plc	65
22,848		Standard Chartered plc	105
22,923		Standard Life Aberdeen plc	67
24,640		Taylor Wimpey plc	35
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
26,220,194		Tesco plc	$71,930
12,667,981	*	THG Holdings Ltd	97,783
5,028,907		Tritax Big Box REIT plc	10,043
329,212		Unilever NV	19,992
248,086		Unilever plc	15,295
5,641		United Utilities Group plc	62
5,862,410		Vodafone Group plc	7,770
1,544		Whitbread plc	42
18,190		WM Morrison Supermarkets plc	40
157,280		WPP plc	1,235
		TOTAL UNITED KINGDOM	866,963

UNITED STATES - 55.6%
37,010		3M Co	5,928
3,399		A.O. Smith Corp	179
1,653,514		Abbott Laboratories	179,952
1,568,433		AbbVie, Inc	137,379
8,106	*	Abiomed, Inc	2,246
90,109		Accenture plc	20,364
546,795		Activision Blizzard, Inc	44,263
49,586	*	Adobe, Inc	24,318
1,600		Advance Auto Parts, Inc	246
2,057,283	*	Advanced Micro Devices, Inc	168,677
15,561		AES Corp	282
16,415		Aflac, Inc	597
23,484		Agilent Technologies, Inc	2,370
13,605		AGNC Investment Corp	189
15,000		Agree Realty Corp	955
26,802		Air Products & Chemicals, Inc	7,983
3,921	*	Akamai Technologies, Inc	433
61,535		Albemarle Corp	5,494
28,550		Alexandria Real Estate Equities, Inc	4,568
5,334	*	Alexion Pharmaceuticals, Inc	610
16,808	*	Align Technology, Inc	5,502
8,507		Alleghany Corp	4,427
441,287	*	Allegheny Technologies, Inc	3,848
35,421		Allegion plc	3,504
26,436		Alliant Energy Corp	1,365
142,918		Allstate Corp	13,454
9,433		Ally Financial, Inc	236
25,515	*	Alnylam Pharmaceuticals, Inc	3,715
64,485	*	Alphabet, Inc (Class A)	94,509
151,239	*	Alphabet, Inc (Class C)	222,261
23,128	*	Altice USA, Inc	601
216,608		Altria Group, Inc	8,370
171,990	*	Amazon.com, Inc	541,550
38,052		Amcor plc	420
236		Amerco, Inc	84
5,966		Ameren Corp	472
148,676		American Electric Power Co, Inc	12,151
798,787		American Express Co	80,078
2,142		American Financial Group, Inc	143
66,000		American Homes 4 Rent	1,880
270,723		American International Group, Inc	7,453
120,430		American Tower Corp	29,112
4,377		American Water Works Co, Inc	634
237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
65,000		Americold Realty Trust	$2,324
2,954		Ameriprise Financial, Inc	455
3,693		AmerisourceBergen Corp	358
5,543		Ametek, Inc	551
100,826		Amgen, Inc	25,626
7,152		Amphenol Corp (Class A)	774
35,848		Analog Devices, Inc	4,185
36,037		Annaly Capital Management, Inc	257
2,069	*	Ansys, Inc	677
28,833		Anthem, Inc	7,744
23,873		Aon plc	4,925
4,145		Apollo Global Management, Inc	185
6,033,998	d,n	Apple, Inc	698,797
259,982		Applied Materials, Inc	15,456
247,160		Aptiv plc	22,660
5,959		ARAMARK Holdings Corp	158
9,787	*	Arch Capital Group Ltd	286
13,418		Archer-Daniels-Midland Co	624
202	*	Arconic Corp	4
1,401	*	Arista Networks, Inc	290
1,814	*	Arrow Electronics, Inc	143
4,586		Arthur J. Gallagher & Co	484
1,361		Assurant, Inc	165
1,088,547		AT&T, Inc	31,034
160,556	*	Athene Holding Ltd	5,472
3,017		Atmos Energy Corp	288
21,215	*	Autodesk, Inc	4,901
10,385		Automatic Data Processing, Inc	1,449
1,576	*	AutoZone, Inc	1,856
1,928	*	Avalara, Inc	246
40,690		AvalonBay Communities, Inc	6,077
583,019	*	Avantor, Inc	13,112
2,013		Avery Dennison Corp	257
963,752	*	Axalta Coating Systems Ltd	21,366
50,186		Axis Capital Holdings Ltd	2,210
17,222		Baker Hughes Co	229
7,879		Ball Corp	655
1,416,899		Bank of America Corp	34,133
280,060		Bank of New York Mellon Corp	9,617
2,422	*	Bausch Health Cos, Inc	38
168,531		Baxter International, Inc	13,553
37,003		Becton Dickinson & Co	8,610
246,980	*	Berkshire Hathaway, Inc (Class B)	52,592
436,963	*	Berry Global Group, Inc	21,114
19,946		Best Buy Co, Inc	2,220
9,399	*	Biogen, Inc	2,666
95,387	*	BioMarin Pharmaceutical, Inc	7,257
5,520	*	Bio-Rad Laboratories, Inc (Class A)	2,845
3,665	*	Black Knight, Inc	319
15,970		BlackRock, Inc	9,000
71,021		Blackstone Group, Inc	3,707
397,814		Boeing Co	65,743
16,842	*	Booking Holdings, Inc	28,811
3,397		Booz Allen Hamilton Holding Co	282
4,947		BorgWarner, Inc	192
33,113		Boston Properties, Inc	2,659
238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,193,520	*	Boston Scientific Corp	$83,814
543,964		Bristol-Myers Squibb Co	32,796
328,162		Broadcom, Inc	119,556
2,778		Broadridge Financial Solutions, Inc	367
5,979		Brown & Brown, Inc	271
7,469		Brown-Forman Corp (Class B)	563
3,345		Bunge Ltd	153
25,569	*	Burlington Stores, Inc	5,270
114		Cable One, Inc	215
9,595		Cabot Oil & Gas Corp	167
6,746	*	Cadence Design Systems, Inc	719
2,336		Camden Property Trust	208
4,610		Campbell Soup Co	223
10,990		Capital One Financial Corp	790
375,719	*	Capri Holdings Ltd	6,763
7,103		Cardinal Health, Inc	333
3,335		Carlyle Group, Inc	82
3,795	*	CarMax, Inc	349
52,334	e	Carnival Corp	794
453,826		Carrier Global Corp	13,860
23,782	*	Catalent, Inc	2,037
424,240		Caterpillar, Inc	63,275
2,555		CBOE Global Markets, Inc	224
66,138	*	CBRE Group, Inc	3,107
2,850		CDK Global, Inc	124
197,440		CDW Corp	23,600
2,854		Celanese Corp (Series A)	307
270,668	*	Centene Corp	15,788
1,751,841		Centerpoint Energy, Inc	33,898
22,153		CenturyLink, Inc	224
44,455		Cerner Corp	3,214
22,944		CF Industries Holdings, Inc	705
3,270		CH Robinson Worldwide, Inc	334
273,726		Charles Schwab Corp	9,917
21,167	*	Charter Communications, Inc	13,215
30,442	*	Cheniere Energy, Inc	1,409
273,336		Chevron Corp	19,680
8,610	*	Chipotle Mexican Grill, Inc (Class A)	10,708
206,292		Chubb Ltd	23,955
5,940		Church & Dwight Co, Inc	557
231,158		Cigna Corp	39,160
3,722		Cincinnati Financial Corp	290
2,137		Cintas Corp	711
803,944		Cisco Systems, Inc	31,667
2,513,905		Citigroup, Inc	108,374
505,636		Citizens Financial Group, Inc	12,782
2,833		Citrix Systems, Inc	390
17,330		Clorox Co	3,642
67,751		CME Group, Inc	11,335
6,924		CMS Energy Corp	425
3,261,639		Coca-Cola Co	161,027
4,264		Cognex Corp	278
13,062		Cognizant Technology Solutions Corp (Class A)	907
377,730	*	Coherus Biosciences, Inc	6,928
309,979		Colgate-Palmolive Co	23,915
1,690,268		Comcast Corp (Class A)	78,192
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,674		Comerica, Inc	$141
1,125,000	*	CommScope Holding Co, Inc	10,125
148,899		ConAgra Brands, Inc	5,317
5,005		Concho Resources, Inc	221
564,603		ConocoPhillips	18,542
8,071		Consolidated Edison, Inc	628
22,257		Constellation Brands, Inc (Class A)	4,218
1,288		Cooper Cos, Inc	434
5,106	*	Copart, Inc	537
18,391		Corning, Inc	596
130,434		Corteva, Inc	3,758
952	*	CoStar Group, Inc	808
400,454		Costco Wholesale Corp	142,161
6,548		Coty, Inc	18
1,610	*	Coupa Software, Inc	442
3,447	*	Crowdstrike Holdings, Inc	473
85,094		Crown Castle International Corp	14,168
704,806	*	Crown Holdings, Inc	54,171
389,985		CSX Corp	30,290
3,566		Cummins, Inc	753
253,597		CVS Health Corp	14,810
222	*	CyberArk Software Ltd	23
20,500		CyrusOne, Inc	1,436
241,697		Danaher Corp	52,045
3,027		Darden Restaurants, Inc	305
3,242	*	Datadog, Inc	331
1,867	*	DaVita, Inc	160
92,273		Deere & Co	20,450
5,824	*	Dell Technologies, Inc	394
91,538		Delta Air Lines, Inc	2,799
5,107		Dentsply Sirona, Inc	223
20,425	*	DexCom, Inc	8,420
11,216		Diamondback Energy, Inc	338
26,984		Digital Realty Trust, Inc	3,960
421,028		Discover Financial Services	24,327
3,699	*,e	Discovery, Inc (Class A)	81
7,823	*	Discovery, Inc (Class C)	153
29,714	*	DISH Network Corp (Class A)	863
4,204	*	DocuSign, Inc	905
25,614		Dollar General Corp	5,369
39,729	*	Dollar Tree, Inc	3,629
261,289		Dominion Energy, Inc	20,624
945		Domino’s Pizza, Inc	402
37,944		Dover Corp	4,111
1,531,556	n	Dow, Inc	72,060
8,350		DR Horton, Inc	632
5,734	*	Dropbox, Inc	110
4,656		DTE Energy Co	536
103,545		Duke Energy Corp	9,170
34,966		Duke Realty Corp	1,290
1,475,384	n	DuPont de Nemours, Inc	81,854
4,152	*	Dynatrace, Inc	170
5,310		E*TRADE Financial Corp	266
3,147		East West Bancorp, Inc	103
3,328		Eastman Chemical Co	260
256,180		Eaton Corp	26,138
240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
107,816		eBay, Inc	$5,617
6,162		Ecolab, Inc	1,231
50,491		Edison International	2,567
924,012	*	Edwards Lifesciences Corp	73,755
9,367	*	Elanco Animal Health, Inc	262
6,975	*	Electronic Arts, Inc	910
225,817		Eli Lilly & Co	33,425
25,000	*	Emergent Biosolutions, Inc	2,583
14,433		Emerson Electric Co	946
230,076		Entergy Corp	22,669
671,909	*	Envista Holdings Corp	16,583
102,518		EOG Resources, Inc	3,685
1,345	*	EPAM Systems, Inc	435
2,933		Equifax, Inc	460
45,386		Equinix, Inc	34,499
795,041		Equitable Holdings, Inc	14,502
64,242		Equity Lifestyle Properties, Inc	3,938
49,979		Equity Residential	2,565
571		Erie Indemnity Co (Class A)	120
5,850		Essential Utilities Inc	235
6,577		Essex Property Trust, Inc	1,321
139,388		Estee Lauder Cos (Class A)	30,421
963		Everest Re Group Ltd	190
5,293		Evergy, Inc	269
8,130		Eversource Energy	679
126,659	*	Exact Sciences Corp	12,913
134,027		Exelon Corp	4,793
41,309		Expedia Group, Inc	3,788
4,024		Expeditors International of Washington, Inc	364
18,138		Extra Space Storage, Inc	1,941
481,053		Exxon Mobil Corp	16,515
1,436	*	F5 Networks, Inc	176
906,461	*	Facebook, Inc	237,402
928		Factset Research Systems, Inc	311
676	*	Fair Isaac Corp	288
13,845		Fastenal Co	624
1,842		Federal Realty Investment Trust	135
5,997		FedEx Corp	1,508
1,915		Ferguson plc	193
6,635		Fidelity National Financial Inc	208
116,720		Fidelity National Information Services, Inc	17,182
295,810		Fifth Third Bancorp	6,307
4,144		First Republic Bank	452
246,368		FirstEnergy Corp	7,073
13,751	*	Fiserv, Inc	1,417
2,025	*	FleetCor Technologies, Inc	482
3,242		FLIR Systems, Inc	116
3,148		FMC Corp	333
94,399		Ford Motor Co	629
3,319	*	Fortinet, Inc	391
141,498		Fortive Corp	10,784
3,316		Fortune Brands Home & Security, Inc	287
7,847		Fox Corp (Class A)	218
4,103		Fox Corp (Class B)	115
7,090		Franklin Resources, Inc	144
5,235,387		Freeport-McMoRan, Inc (Class B)	81,881
241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
45,562		Gaming and Leisure Properties, Inc	$1,683
3,484		Garmin Ltd	331
2,152	*	Gartner, Inc	269
5,882		General Dynamics Corp	814
211,305		General Electric Co	1,316
51,188		General Mills, Inc	3,157
18,106,794	*,†,e	General Motors Co	0
13,592,224	*,†	General Motors Co	0
31,123		General Motors Co	921
26,439,985	*,†	General Motors Co	0
19,417,463	*,†	General Motors Co	0
4,461,000	*,†	General Motors Co	0
18,159,000	*,†	General Motors Co	0
61,921,000	*,†,e	General Motors Co	0
530,757	*,†	General Motors Co	0
69,850,000	*,†	General Motors Co	0
29,845,445	*,†	General Motors Co	0
3,507		Genuine Parts Co	334
108,809		Gilead Sciences, Inc	6,876
50,837		Global Payments, Inc	9,028
2,345		Globe Life, Inc	187
3,875	*	GoDaddy, Inc	294
243,438		Goldman Sachs Group, Inc	48,924
36,000	*	Guardant Health, Inc	4,024
1,978	*	Guidewire Software, Inc	206
289,730		Halliburton Co	3,491
162,878		Hartford Financial Services Group, Inc	6,004
3,081		Hasbro, Inc	255
50,067		HCA Healthcare, Inc	6,242
3,896	*	HD Supply Holdings, Inc	161
26,000		Healthcare Trust of America, Inc	676
90,992		Healthpeak Properties Inc	2,470
1,161		HEICO Corp	122
1,698		HEICO Corp (Class A)	151
3,235	*	Henry Schein, Inc	190
3,562		Hershey Co	511
6,404		Hess Corp	262
30,129		Hewlett Packard Enterprise Co	282
90,280		Hexcel Corp	3,029
6,696		Hilton Worldwide Holdings, Inc	571
222,724	*	Hologic, Inc	14,804
705,426		Home Depot, Inc	195,904
780,340		Honeywell International, Inc	128,452
187,754	*	Horizon Therapeutics Plc	14,585
7,165		Hormel Foods Corp	350
97,746		Host Hotels and Resorts, Inc	1,055
10,275		Howmet Aerospace, Inc	172
34,552		HP, Inc	656
84,041		Hubbell, Inc	11,500
15,288	*	HubSpot, Inc	4,468
8,792		Humana, Inc	3,639
25,628		Huntington Bancshares, Inc	235
1,056		Huntington Ingalls	149
40,788	*	IAC	4,886
1,834		IDEX Corp	335
16,078	*	IDEXX Laboratories, Inc	6,320
242

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
24,542		IHS Markit Ltd	$1,927
7,638		Illinois Tool Works, Inc	1,476
67,955	*	Illumina, Inc	21,004
4,463	*	Incyte Corp	401
565,102	*	Ingersoll Rand, Inc	20,118
1,586		Ingredion, Inc	120
1,586	*	Insulet Corp	375
2,171,859		Intel Corp	112,459
44,875		Intercontinental Exchange Group, Inc	4,490
21,459		International Business Machines Corp	2,611
2,032		International Flavors & Fragrances, Inc	249
106		International Flavors & Fragrances, Inc (Tel Aviv)	13
25,943		International Paper Co	1,052
116,335		Interpublic Group of Cos, Inc	1,939
60,981		Intuit, Inc	19,893
18,078	*	Intuitive Surgical, Inc	12,827
10,190		Invesco Ltd	116
112,680		Invitation Homes, Inc	3,154
3,121	*	Ionis Pharmaceuticals, Inc	148
887	*	IPG Photonics Corp	151
34,260	*	IQVIA Holdings, Inc	5,400
7,354		Iron Mountain, Inc	197
117,669	e	iShares MSCI Canada Index Fund	3,225
27,426		iShares MSCI South Korea Index Fund	1,792
80,000	e	iShares Russell 2000 Index Fund	11,983
148,932		ITT, Inc	8,794
2,790		J.M. Smucker Co	322
1,879		Jack Henry & Associates, Inc	306
3,057		Jacobs Engineering Group, Inc	284
3,776		James Hardie Industries NV	91
213,747	*	Jazz Pharmaceuticals plc	30,478
2,090		JB Hunt Transport Services, Inc	264
640,113		Johnson & Johnson	95,300
17,967		Johnson Controls International plc	734
1,238		Jones Lang LaSalle, Inc	118
2,391,274		JPMorgan Chase & Co	230,208
7,927		Juniper Networks, Inc	170
83,004		Kansas City Southern	15,010
6,214		Kellogg Co	401
1,560,309		Keurig Dr Pepper, Inc	43,065
24,051		Keycorp	287
4,506	*	Keysight Technologies, Inc	445
10,000		Kilroy Realty Corp	520
52,126		Kimberly-Clark Corp	7,697
49,187		Kinder Morgan, Inc	606
12,154		KKR & Co, Inc	417
3,747		KLA Corp	726
2,901		Knight-Swift Transportation Holdings, Inc	118
16,237		Kraft Heinz Co	486
133,265		Kroger Co	4,519
431,618		L3Harris Technologies, Inc	73,306
11,658	*	Laboratory Corp of America Holdings	2,195
32,216		Lam Research Corp	10,688
3,415		Lamb Weston Holdings, Inc	226
1,033,519		Las Vegas Sands Corp	48,224
1,407		Lear Corp	153
243

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,259		Leidos Holdings, Inc	$291
6,635		Lennar Corp (Class A)	542
820		Lennox International, Inc	224
621	*	Liberty Broadband Corp (Class A)	88
2,586	*	Liberty Broadband Corp (Class C)	369
4,820	*	Liberty Media Group (Class C)	175
2,432	*	Liberty SiriusXM Group (Class A)	81
4,140	*	Liberty SiriusXM Group (Class C)	137
5,173		Lincoln National Corp	162
3,686	*	Live Nation, Inc	199
6,831	*	LKQ Corp	189
6,095		Lockheed Martin Corp	2,336
6,448		Loews Corp	224
295,757		Lowe’s Companies, Inc	49,054
143,042	*	Lululemon Athletica, Inc	47,114
6,447		LyondellBasell Industries NV	454
3,154		M&T Bank Corp	290
15,703		Marathon Petroleum Corp	461
333	*	Markel Corp	324
916		MarketAxess Holdings, Inc	441
171,655		Marriott International, Inc (Class A)	15,892
206,907		Marsh & McLennan Cos, Inc	23,732
1,448		Martin Marietta Materials, Inc	341
16,077		Marvell Technology Group Ltd	638
6,153		Masco Corp	339
15,269	*	Masimo Corp	3,604
273,508		Mastercard, Inc (Class A)	92,492
490,381	*	Match Group, Inc	54,261
6,443		Maxim Integrated Products, Inc	436
2,988		McCormick & Co, Inc	580
745,932		McDonald’s Corp	163,725
32,557		McKesson Corp	4,849
12,923		Medical Properties Trust, Inc	228
161,148		Medtronic plc	16,747
833,692		Merck & Co, Inc	69,155
41,417		Metlife, Inc	1,539
578	*	Mettler-Toledo International, Inc	558
855,656		MGM Growth Properties LLC	23,941
11,675		MGM Resorts International	254
5,927		Microchip Technology, Inc	609
635,487	*	Micron Technology, Inc	29,842
3,154,876		Microsoft Corp	663,565
14,658		Mid-America Apartment Communities, Inc	1,700
6,577	*	Moderna, Inc	465
1,444	*	Mohawk Industries, Inc	141
1,409	*	Molina Healthcare, Inc	258
4,777		Molson Coors Brewing Co (Class B)	160
732,219		Mondelez International, Inc	42,066
1,182	*	MongoDB, Inc	274
1,060,640	*	Monster Beverage Corp	85,063
4,079		Moody’s Corp	1,182
3,002,404		Morgan Stanley	145,166
8,804		Mosaic Co	161
4,110		Motorola Solutions, Inc	645
2,055		MSCI, Inc (Class A)	733
12,997	*	Mylan NV	193
244

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,787		Nasdaq Inc	$342
9,817		National Oilwell Varco, Inc	89
4,398		National Retail Properties, Inc	152
5,145		NetApp, Inc	226
88,988	*	Netflix, Inc	44,497
2,115	*	Neurocrine Biosciences, Inc	203
20,000	*	Nevro Corp	2,786
9,764		Newell Brands Inc	168
438,517		Newmont Goldcorp Corp	27,824
8,882		News Corp (Class A)	125
167,732		NextEra Energy, Inc	46,556
9,625		Nielsen NV	136
1,317,194		Nike, Inc (Class B)	165,361
9,127		NiSource, Inc	201
1,294		Nordson Corp	248
6,185		Norfolk Southern Corp	1,324
4,606		Northern Trust Corp	359
62,242		Northrop Grumman Corp	19,637
13,791		NortonLifelock, Inc	287
34,950		NRG Energy, Inc	1,074
7,007		Nucor Corp	314
92,541		NVIDIA Corp	50,085
1,052	*	NVR, Inc	4,295
23,730		Occidental Petroleum Corp	238
4,697		OGE Energy Corp	141
2,806	*	Okta, Inc	600
2,276		Old Dominion Freight Line	412
5,505		Omega Healthcare Investors, Inc	165
5,150		Omnicom Group, Inc	255
9,413	*	ON Semiconductor Corp	204
57,700		ONEOK, Inc	1,499
97,800		Oracle Corp	5,839
4,470	*	O’Reilly Automotive, Inc	2,061
52,265		Otis Worldwide Corp	3,262
126,593		Owens Corning, Inc	8,711
8,358		PACCAR, Inc	713
8,755		Packaging Corp of America	955
1,785,714	*	Pactiv Evergreen, Inc	22,679
2,331	*	Palo Alto Networks, Inc	571
176,088		Parker-Hannifin Corp	35,630
273,466		Parsley Energy, Inc	2,560
7,799		Paychex, Inc	622
1,209	*	Paycom Software, Inc	376
977,173	*	PayPal Holdings, Inc	192,532
700,860	*	Peloton Interactive, Inc	69,553
3,989		Pentair plc	183
11,915		People’s United Financial, Inc	123
350,014		PepsiCo, Inc	48,512
30,713		PerkinElmer, Inc	3,855
74,064		Perrigo Co plc	3,400
1,060,938		Pfizer, Inc	38,936
26,600	*,b	PG&E Corp	250
169,716		Philip Morris International, Inc	12,727
422,420		Phillips 66	21,898
2,675		Pinnacle West Capital Corp	199
9,806	*	Pinterest, Inc	407
245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
79,517		Pioneer Natural Resources Co	$6,838
137,330		PNC Financial Services Group, Inc	15,094
155,347		PPG Industries, Inc	18,965
93,884		PPL Corp	2,555
6,550		Principal Financial Group	264
1,553,605		Procter & Gamble Co	215,936
180,081		Progressive Corp	17,048
218,238		Prologis, Inc	21,959
56,265		Prudential Financial, Inc	3,574
2,596	*	PTC, Inc	215
70,495		Public Service Enterprise Group, Inc	3,871
16,801		Public Storage, Inc	3,742
6,589		Pulte Homes, Inc	305
1,944	*	QIAGEN NV (Turquoise)	101
2,779	*	Qorvo, Inc	359
156,000		QTS Realty Trust, Inc	9,831
700,632		QUALCOMM, Inc	82,450
72,412		Quest Diagnostics, Inc	8,290
1,355		Ralph Lauren Corp	92
2,969		Raymond James Financial, Inc	216
648,007		Raytheon Technologies Corp	37,286
34,294		Realty Income Corp	2,083
49,475		Regency Centers Corp	1,881
141,075	*	Regeneron Pharmaceuticals, Inc	78,971
23,525		Regions Financial Corp	271
1,656		Reinsurance Group of America, Inc (Class A)	158
5,385		Republic Services, Inc	503
7,496		Resmed, Inc	1,285
566,370		Rexford Industrial Realty, Inc	25,917
1,768	*	RingCentral, Inc	486
2,644		Robert Half International, Inc	140
59,855		Rockwell Automation, Inc	13,209
2,458	*	Roku, Inc	464
3,785		Rollins, Inc	205
84,828		Roper Technologies Inc	33,516
28,960		Ross Stores, Inc	2,703
18,290		Royal Caribbean Cruises Ltd	1,184
3,221		RPM International, Inc	267
53,894		S&P Global, Inc	19,434
896,570	*	salesforce.com, Inc	225,326
11,748	*	Sarepta Therapeutics, Inc	1,650
10,294		SBA Communications Corp	3,278
221,237		Schlumberger Ltd	3,442
5,584		Seagate Technology, Inc	275
3,557		Sealed Air Corp	138
528,835	*	Seattle Genetics, Inc	103,488
2,994		SEI Investments Co	152
39,263		Sempra Energy	4,647
3,892	*	Sensata Technologies Holding plc	168
259,568	*	ServiceNow, Inc	125,890
17,059		Sherwin-Williams Co	11,886
1,382		Signature Bank	115
35,883		Simon Property Group, Inc	2,321
24,037	e	Sirius XM Holdings, Inc	129
142,631		Skyworks Solutions, Inc	20,753
259,057	*,e	Slack Technologies, Inc	6,958
246

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
21,537	*	Snap, Inc	$562
1,162		Snap-On, Inc	171
252,888		Southern Co	13,712
3,550		Southwest Airlines Co	133
3,838	*	Splunk, Inc	722
39,800	*	Spotify Technology S.A.	9,654
8,772	*	Square, Inc	1,426
5,608		SS&C Technologies Holdings, Inc	339
33,913		Stanley Black & Decker, Inc	5,501
170,604		Starbucks Corp	14,658
103,006		State Street Corp	6,111
5,169		Steel Dynamics, Inc	148
2,057		STERIS plc	362
63,164		Stryker Corp	13,161
32,791		Sun Communities, Inc	4,611
1,205	*	SVB Financial Group	290
12,674		Synchrony Financial	332
74,072	*	Synopsys, Inc	15,850
43,900		SYSCO Corp	2,731
5,500		T Rowe Price Group, Inc	705
61,456	*	Take-Two Interactive Software, Inc	10,154
598,026		Target Corp	94,141
75,335		TD Ameritrade Holding Corp	2,949
305,763		TE Connectivity Ltd	29,885
18,712	*,e	Teladoc, Inc	4,102
883	*	Teledyne Technologies, Inc	274
1,122		Teleflex, Inc	382
1,462		Tenaris S.A.	7
4,051		Teradyne, Inc	322
26,000		Terreno Realty Corp	1,424
282,410	*	Tesla, Inc	121,157
48,420		Texas Instruments, Inc	6,914
195,739		Textron, Inc	7,064
88,998		Thermo Fisher Scientific, Inc	39,294
2,669		Tiffany & Co	309
210,534		TJX Companies, Inc	11,716
167,691	*	T-Mobile US, Inc	19,177
2,793		Tractor Supply Co	400
988	*	Trade Desk, Inc	513
1,794		Tradeweb Markets, Inc	104
397,724		Trane Technologies plc	48,224
16,293		TransDigm Group, Inc	7,741
4,586		TransUnion	386
6,108		Travelers Cos, Inc	661
6,134	*	Trimble Inc	299
273,059		Tronox Holdings plc	2,149
32,554		Truist Financial Corp	1,239
2,956	*	Twilio, Inc	730
18,961	*	Twitter, Inc	844
969	*	Tyler Technologies, Inc	338
22,766		Tyson Foods, Inc (Class A)	1,354
23,037	*	Uber Technologies, Inc	840
7,908		UDR, Inc	258
5,116		UGI Corp	169
47,097	*	Ulta Beauty, Inc	10,549
851,571		Union Pacific Corp	167,649
247

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
196,762		United Parcel Service, Inc (Class B)	$32,786
1,741	*	United Rentals, Inc	304
436,984		UnitedHealth Group, Inc	136,239
1,941		Universal Health Services, Inc (Class B)	208
291,487		US Bancorp	10,450
4,086		Vail Resorts, Inc	874
504,651		Valero Energy Corp	21,861
302,024		Vanguard Emerging Markets ETF	13,060
50,000		Vanguard FTSE Developed Markets ETF	2,045
12,195	*	Varian Medical Systems, Inc	2,098
23,070	*	Veeva Systems, Inc	6,487
39,013		Ventas, Inc	1,637
28,586		VEREIT, Inc	186
77,012	*	VeriSign, Inc	15,776
3,727		Verisk Analytics, Inc	691
905,687		Verizon Communications, Inc	53,879
86,173	*	Vertex Pharmaceuticals, Inc	23,449
25,884		VF Corp	1,818
69,776		ViacomCBS, Inc (Class B)	1,954
85,904		VICI Properties, Inc	2,008
917,848		Visa, Inc (Class A)	183,542
45,975		Vistra Energy Corp	867
2,063	*	VMware, Inc (Class A)	296
4,237		Vornado Realty Trust	143
427,715		Voya Financial, Inc	20,500
88,201		Vulcan Materials Co	11,955
3,455		W.R. Berkley Corp	211
57,877		W.W. Grainger, Inc	20,649
4,362		Wabtec Corp	270
18,003		Walgreens Boots Alliance, Inc	647
1,082,955		Walmart, Inc	151,516
1,310,239		Walt Disney Co	162,574
6,351		Waste Connections, Inc	659
194,487		Waste Management, Inc	22,010
1,524	*	Waters Corp	298
1,553	*,e	Wayfair, Inc	452
7,624		WEC Energy Group, Inc	739
94,099		Wells Fargo & Co	2,212
46,084		Welltower, Inc	2,539
28,327		West Pharmaceutical Services, Inc	7,787
7,041		Western Digital Corp	257
9,784		Western Union Co	210
5,908		WestRock Co	205
46,432		Weyerhaeuser Co	1,324
1,445		Whirlpool Corp	266
165,583		Williams Cos, Inc	3,254
7,974		Willis Towers Watson plc	1,665
4,205	*	Workday, Inc	905
4,158		WP Carey, Inc	271
564,517	*	WPX Energy, Inc	2,766
920,577		Wynn Resorts Ltd	66,107
12,698		Xcel Energy, Inc	876
5,875		Xilinx, Inc	612
2,177	*	XPO Logistics, Inc	184
4,354		Xylem, Inc	366
117,105	*	YETI Holdings, Inc	5,307
248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
43,201		Yum! Brands, Inc	$3,944
1,293	*	Zebra Technologies Corp (Class A)	326
3,394	*	Zillow Group, Inc (Class C)	345
131,615		Zimmer Biomet Holdings, Inc	17,918
4,379		Zions Bancorporation	128
207,625		Zoetis, Inc	34,335
3,847	*	Zoom Video Communications, Inc	1,809
31,294	*	Zscaler, Inc	4,403
		TOTAL UNITED STATES	11,648,674

ZAMBIA - 0.0%
830,761		First Quantum Minerals Ltd	7,406
		TOTAL ZAMBIA	7,406

		TOTAL COMMON STOCKS	20,690,576
		(Cost $17,141,649)

PURCHASED OPTIONS - 0.0%

UNITED STATES - 0.0%
37,000		Dow, Inc	108
		TOTAL UNITED STATES	108

		TOTAL PURCHASED OPTIONS	108
		(Cost $51)

RIGHTS / WARRANTS - 0.0%

AUSTRALIA - 0.0%
85,557	e	PointsBet Holdings Pty Ltd	144
		TOTAL AUSTRALIA	144

CHINA - 0.0%
3,146	†	Legend Holdings Corp	1
		TOTAL CHINA	1

SWEDEN - 0.0%
160,083		SAS AB	8
		TOTAL SWEDEN	8

THAILAND - 0.0%
21,995		Minor International PCL	5
20,577	†	Siam Cement PCL	0
5,464		Srisawad Corp PCL	2
		TOTAL THAILAND	7

UNITED STATES - 0.0%
10,700		Bristol-Myers Squibb Co	24
		TOTAL UNITED STATES	24

		TOTAL RIGHTS / WARRANTS	184
		(Cost $50)

249

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.6%
$10,000,000		Federal Farm Credit Bank (FFCB)	0.200%	11/04/20	$9,999
12,000,000		FFCB	0.100	12/18/20	11,998
41,470,000		Federal Home Loan Bank (FHLB)	0.090-0.115	10/16/20	41,469
31,615,000		FHLB	0.102	11/04/20	31,613
10,000,000		FHLB	0.094	11/06/20	9,999
10,000,000		Federal National Mortgage Association (FNMA)	0.200	10/16/20	10,000
		TOTAL GOVERNMENT AGENCY DEBT			115,078

TREASURY DEBT - 0.3%
$22,875,000		United States Cash Management Bill	0.065	10/13/20	22,874
21,030,000		United States Treasury Bill	0.090-0.094	10/06/20	21,030
14,230,000		United States Treasury Bill	0.081	11/05/20	14,229
		TOTAL TREASURY DEBT			58,133

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

CERTIFICATE OF DEPOSIT - 0.0%
7,000,000		Lloyds Bank plc	0.58	10/01/20	7,000
		TOTAL CERTIFICATE OF DEPOSIT			7,000

REPURCHASE AGREEMENT - 0.1%
4,000,000	r	Calyon	0.08	10/01/20	4,000
745,000	s	Calyon	0.08	10/01/20	745
4,000,000	t	Citigroup	0.06	10/01/20	4,000
4,000,000	u	Deutsche Bank	0.06	10/01/20	4,000
5,000,000	v	Goldman Sachs	0.06	10/01/20	5,000
4,000,000	w	Merrill Lynch	0.08	10/01/20	4,000
4,000,000	x	Societe Generale	0.08	10/01/20	4,000
		TOTAL REPURCHASE AGREEMENT			25,745

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			32,745

		TOTAL SHORT-TERM INVESTMENTS			205,956
		(Cost $205,952)
		TOTAL INVESTMENTS - 99.7%			20,896,824
		(Cost $17,347,702)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			70,842
		NET ASSETS - 100.0%			$20,967,666

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $133,832,386.
250

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities is $299,922,723 or 1.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Calyon, 0.08% dated 9/30/2020 to be repurchased at $4,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $4,080,000.
s	Agreement with Calyon, 0.08% dated 9/30/2020 to be repurchased at $745,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $759,900.
t	Agreement with Citigroup, 0.06% dated 9/30/2020 to be repurchased at $4,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $4,080,000.
u	Agreement with Deutsche Bank, 0.06% dated 9/30/2020 to be repurchased at $4,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $4,080,000.
v	Agreement with Goldman Sachs, 0.06% dated 9/30/2020 to be repurchased at $5,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $5,100,000.
w	Agreement with Merrill Lynch, 0.08% dated 9/30/2020 to be repurchased at $4,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $4,080,000.
x	Agreement with Societe Generale, 0.08% dated 9/30/2020 to be repurchased at $4,000,000 on 10/01/20, collateralized by U.S. Government Agency Securities valued at $4,080,000.

Cost amounts are in thousands.

Purchased options outstanding as of September 30, 2020 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Dow, Inc, Call	370	$51	$50 .00	01/15/21	$108

Written options outstanding as of September 30, 2020 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	936	$(503)	$ 92 .50	10/16/20	$(2,200)
Dow, Inc, Put	370	(51)	25 .00	01/15/21	(11)
DuPont de Nemours, Inc, Put	228	(93)	42 .50	10/16/20	(2)
DuPont de Nemours, Inc, Put	228	(120)	45 .00	10/16/20	(2)
Total	1,762	$(767)			$(2,215)

Futures contracts outstanding as of September 30, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	346	12/18/20	$32,562	$32,060	$(501)
S&P 500 E Mini Index	418	12/18/20	70,848	70,057	(792)
Total	764		$103,410	$102,117	$(1,293)
251

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
September 30, 2020

SECTOR	VALUE (000)	% OF NET ASSETS
INFORMATION TECHNOLOGY	$4,799,809	22.9%
CONSUMER DISCRETIONARY	3,318,074	15.8
HEALTH CARE	2,703,768	12.9
FINANCIALS	2,192,619	10.5
INDUSTRIALS	1,871,357	8.9
COMMUNICATION SERVICES	1,808,512	8.6
CONSUMER STAPLES	1,626,240	7.8
MATERIALS	1,154,861	5.5
UTILITIES	564,813	2.7
REAL ESTATE	344,777	1.6
ENERGY	306,038	1.5
SHORT-TERM INVESTMENTS	205,956	1.0
OTHER ASSETS & LIABILITES, NET	70,842	0.3
NET ASSETS	$20,967,666	100.0%
252

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2020

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.7%
720,164		Aptiv plc	$66,025
1,158,645	*	Tesla, Inc	497,070
		TOTAL AUTOMOBILES & COMPONENTS	563,095

BANKS - 0.1%
1,341	*,e	LendingTree, Inc	411
1,543,735	*,e	Rocket Cos, Inc	30,767
		TOTAL BANKS	31,178

CAPITAL GOODS - 1.6%
67,042		3M Co	10,739
10,355		Allegion plc	1,024
12,495		Allison Transmission Holdings, Inc	439
2,136		Armstrong World Industries, Inc	147
10,346	*	Axon Enterprise, Inc	938
1,186	*	AZEK Co, Inc	41
9,639		BWX Technologies, Inc	543
56,029		Carrier Global Corp	1,711
2,971,074	*	Churchill Capital Corp IV	29,770
833	e	Donaldson Co, Inc	39
85,001		Fastenal Co	3,833
10,019	*	Generac Holdings, Inc	1,940
14,224		Graco, Inc	873
7,491		HEICO Corp	784
10,955		HEICO Corp (Class A)	971
647,645		Honeywell International, Inc	106,609
322		Huntington Ingalls	45
25,613		Illinois Tool Works, Inc	4,949
4,155		Lincoln Electric Holdings, Inc	383
44,754		Lockheed Martin Corp	17,153
7,192	*	Mercury Systems, Inc	557
8,591		Nordson Corp	1,648
25,895		Northrop Grumman Corp	8,170
3,500		Quanta Services, Inc	185
1,855,473		Raytheon Technologies Corp	106,764
10,788		Rockwell Automation, Inc	2,381
549,678		Roper Technologies Inc	217,183
16,585		Toro Co	1,392
2,092		TransDigm Group, Inc	994
21,010	*	Trex Co, Inc	1,504
36,784	*	Vertiv Holdings Co	637
5,201	*,e	Virgin Galactic Holdings, Inc	100
5,983		W.W. Grainger, Inc	2,135
		TOTAL CAPITAL GOODS	526,581
253

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
651,292	*,e	Cimpress plc	$48,951
14,321		Cintas Corp	4,766
5,187,298	*	Clarivate Analytics plc	160,754
36,334	*	Copart, Inc	3,821
200,241	*	CoStar Group, Inc	169,906
4,151	*	Dun & Bradstreet Holdings, Inc	106
954,754		Equifax, Inc	149,801
3,912,180		Experian Group Ltd	146,998
4,795	*	IAA, Inc	250
38,932		IHS Markit Ltd	3,057
930		MSA Safety, Inc	125
22,355		Rollins, Inc	1,211
32,254		TransUnion	2,714
28,654		Verisk Analytics, Inc	5,310
2,133,915		Waste Connections, Inc	221,500
10,256		Waste Management, Inc	1,161
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	920,431

CONSUMER DURABLES & APPAREL - 1.9%
646,649		Essilor International S.A.	88,033
20,445	*	Lululemon Athletica, Inc	6,734
34,817	*	Mattel, Inc	407
2,613,717		Nike, Inc (Class B)	328,126
41	*	NVR, Inc	167
289,796	*	Peloton Interactive, Inc	28,759
945		Polaris Inc	89
13,734,600		Prada S.p.A	54,040
1,413,002		Sony Corp	108,295
5,971	*	Tempur Sealy International, Inc	533
3,073		VF Corp	216
		TOTAL CONSUMER DURABLES & APPAREL	615,399

CONSUMER SERVICES - 1.7%
6,850	*	Bright Horizons Family Solutions	1,041
4,577,145	e	Carnival Corp	69,481
22,153	*	Chegg, Inc	1,583
198,243	*	Chipotle Mexican Grill, Inc (Class A)	246,557
6,941		Domino’s Pizza, Inc	2,952
11,941	e	Dunkin Brands Group, Inc	978
263,175	*	Flutter Entertainment plc	41,456
963	*	frontdoor, Inc	37
23,050		H&R Block, Inc	376
204,922		Hilton Worldwide Holdings, Inc	17,484
917,897		Las Vegas Sands Corp	42,829
19,498		McDonald’s Corp	4,280
7,808	*	Planet Fitness, Inc	481
1,608,199		Starbucks Corp	138,176
262		Vail Resorts, Inc	56
31,764		Wendy’s	708
4,049		Wynn Resorts Ltd	291
3,915		Yum China Holdings, Inc	207
4,557		Yum! Brands, Inc	416
		TOTAL CONSUMER SERVICES	569,389
254

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
DIVERSIFIED FINANCIALS - 3.4%
277,863		Apollo Global Management, Inc	$12,434
16,198		Ares Management Corp	655
1,792		Carlyle Group, Inc	44
4,166		CBOE Global Markets, Inc	366
112	*,e	Credit Acceptance Corp	38
6,705		Factset Research Systems, Inc	2,245
1,424,461		Intercontinental Exchange Group, Inc	142,517
1,609,500		iShares Russell 1000 Growth Index Fund	349,084
1,010		LPL Financial Holdings, Inc	77
6,590		MarketAxess Holdings, Inc	3,174
29,227		Moody’s Corp	8,471
3,255		Morningstar, Inc	523
14,664		MSCI, Inc (Class A)	5,232
1,191,512	*	Ribbit LEAP Ltd	15,490
1,488,995		S&P Global, Inc	536,932
6,096		SLM Corp	49
10,339		T Rowe Price Group, Inc	1,326
13,526		Tradeweb Markets, Inc	785
8,029		Virtu Financial, Inc	185
956,758		Voya Financial, Inc	45,857
		TOTAL DIVERSIFIED FINANCIALS	1,125,484

ENERGY - 0.0%
40,713	*	Cheniere Energy, Inc	1,884
8,056		Equitrans Midstream Corp	68
		TOTAL ENERGY	1,952

FOOD & STAPLES RETAILING - 1.6%
3,266	*,e	Albertsons Cos, Inc	45
1,221,436		Costco Wholesale Corp	433,610
5,842	*	Grocery Outlet Holding Corp	230
15,987	*	Sprouts Farmers Market, Inc	334
63,272		SYSCO Corp	3,937
721,312		Walmart, Inc	100,919
		TOTAL FOOD & STAPLES RETAILING	539,075

FOOD, BEVERAGE & TOBACCO - 1.5%
146,039		Altria Group, Inc	5,643
7,472	*,e	Beyond Meat, Inc	1,241
1,569	*	Boston Beer Co, Inc (Class A)	1,386
6,822		Brown-Forman Corp (Class A)	468
27,926		Brown-Forman Corp (Class B)	2,103
16,435		Campbell Soup Co	795
408,519		Coca-Cola Co	20,169
144,518		Constellation Brands, Inc (Class A)	27,388
6,897,816		Davide Campari-Milano NV	75,286
1,379,943		Fevertree Drinks plc	41,239
20,236		Hershey Co	2,901
14,371		Kellogg Co	928
2,094,637		Keurig Dr Pepper, Inc	57,812
5,727		Lamb Weston Holdings, Inc	379
12,165		McCormick & Co, Inc	2,361
255

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
2,785,069	*	Monster Beverage Corp	$223,362
183,116		PepsiCo, Inc	25,380
3,848	*	Pilgrim’s Pride Corp	58
		TOTAL FOOD, BEVERAGE & TOBACCO	488,899

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
119,260		Abbott Laboratories	12,979
7,882	*	Abiomed, Inc	2,184
1,016,151		Alcon, Inc	57,611
1,849,493		Alcon, Inc (XNYS)	105,329
346,656	*	Align Technology, Inc	113,481
5,574	*	Amedisys, Inc	1,318
12,106		AmerisourceBergen Corp	1,173
12,277		Anthem, Inc	3,297
38,484		Baxter International, Inc	3,095
5,743,751	*	Boston Scientific Corp	219,469
52,729		Cardinal Health, Inc	2,476
30,459	*	Centene Corp	1,777
53,689		Cerner Corp	3,881
27,493	*	Change Healthcare, Inc	399
2,772		Chemed Corp	1,332
572,472		Cigna Corp	96,983
1,199		Cooper Cos, Inc	404
831,404		CVS Health Corp	48,554
1,969	*	DaVita, Inc	169
16,566	*	DexCom, Inc	6,829
111,073	*	Edwards Lifesciences Corp	8,866
6,706		Encompass Health Corp	436
1,459,475	*	Guardant Health, Inc	163,140
8,147	*	Haemonetics Corp	711
25,063		HCA Healthcare, Inc	3,125
985		Hill-Rom Holdings, Inc	82
32,006	*	Hologic, Inc	2,127
8,926		Humana, Inc	3,694
687	*	ICU Medical, Inc	126
15,382	*	IDEXX Laboratories, Inc	6,047
11,755	*	Insulet Corp	2,781
479,296	*	Intuitive Surgical, Inc	340,080
730	*	Laboratory Corp of America Holdings	137
9,777	*	Livongo Health, Inc	1,369
8,698	*	Masimo Corp	2,053
22,061		McKesson Corp	3,286
7,110	*	Molina Healthcare, Inc	1,301
17,788	*	Novocure Ltd	1,980
1,701	*	Oak Street Health, Inc	91
6,023	*	Penumbra, Inc	1,171
22,572	*	PPD, Inc	835
6,388	*	Quidel Corp	1,401
25,733		Resmed, Inc	4,411
572		STERIS plc	101
20,533		Stryker Corp	4,278
9,333	*	Tandem Diabetes Care, Inc	1,059
11,869	*,e	Teladoc, Inc	2,602
5,263		Teleflex, Inc	1,792
256

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
141,018		UnitedHealth Group, Inc	$43,965
2,036	*	Varian Medical Systems, Inc	350
24,027	*	Veeva Systems, Inc	6,756
13,197		West Pharmaceutical Services, Inc	3,628
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,296,521

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
44,180		Church & Dwight Co, Inc	4,140
16,369		Clorox Co	3,440
8,578		Energizer Holdings, Inc	336
525,317		Estee Lauder Cos (Class A)	114,651
3,039	*	Herbalife Nutrition Ltd	142
195,245		Procter & Gamble Co	27,137
2,878		Reynolds Consumer Products Inc	88
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	149,934

INSURANCE - 0.1%
140		Alleghany Corp	73
41,963		Aon plc	8,657
1,504		Axis Capital Holdings Ltd	66
812		Brown & Brown, Inc	37
2,668		Erie Indemnity Co (Class A)	561
678	*	GoHealth, Inc	9
2,575		Lincoln National Corp	81
70,868		Marsh & McLennan Cos, Inc	8,128
4,645		Primerica, Inc	525
30,837		Progressive Corp	2,919
3,067		RenaissanceRe Holdings Ltd	521
		TOTAL INSURANCE	21,577

MATERIALS - 1.0%
4,852		Air Products & Chemicals, Inc	1,445
43,596		Amcor plc	482
6,707		Avery Dennison Corp	857
54,748		Ball Corp	4,551
8,020	*	Berry Global Group, Inc	388
3,036	*	Crown Holdings, Inc	233
9,067		Ecolab, Inc	1,812
4,461		FMC Corp	472
6,402		Graphic Packaging Holding Co	90
609,413		Linde plc	145,120
797		NewMarket Corp	273
9,171		Royal Gold, Inc	1,102
19,755		RPM International, Inc	1,637
7,010		Scotts Miracle-Gro Co (Class A)	1,072
250,942		Sherwin-Williams Co	174,841
2,614		WR Grace and Co	105
		TOTAL MATERIALS	334,480

MEDIA & ENTERTAINMENT - 13.6%
53,655		Activision Blizzard, Inc	4,343
244,517	*	Alphabet, Inc (Class A)	358,364
694,067	*	Alphabet, Inc (Class C)	1,020,001
55,943	*	Altice USA, Inc	1,454
257

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
946		Cable One, Inc	$1,784
24,238	*	Charter Communications, Inc	15,133
1,207,933	*	Electronic Arts, Inc	157,526
5,779,670	*	Facebook, Inc	1,513,696
900,197	*	JDE Peet’s BV	36,608
2,468	*	Liberty SiriusXM Group (Class A)	82
4,756	*	Liberty SiriusXM Group (Class C)	157
26,860	*	Live Nation, Inc	1,447
3,392,035	*	Match Group, Inc	375,329
577,077	*	Netflix, Inc	288,556
5,219		Nexstar Media Group Inc	469
59,446	*	Pinterest, Inc	2,468
19,245	*	Roku, Inc	3,633
148,816	e	Sirius XM Holdings, Inc	798
23,567	*	Spotify Technology S.A.	5,717
18,428	*	Take-Two Interactive Software, Inc	3,045
2,031,814		Tencent Holdings Ltd	137,236
5,302,874	*	Twitter, Inc	235,978
2,260,660		Walt Disney Co	280,503
7,944		World Wrestling Entertainment, Inc (Class A)	321
1,412	*	Zillow Group, Inc (Class A)	143
3,362	*	Zillow Group, Inc (Class C)	341
130,056	*	Zynga, Inc	1,186
		TOTAL MEDIA & ENTERTAINMENT	4,446,318

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.5%
349,986	*	10X Genomics, Inc	43,636
3,406,710		AbbVie, Inc	298,394
19,232	*	Acadia Pharmaceuticals, Inc	793
8,383	*	Acceleron Pharma, Inc	943
13,398	*	Adaptive Biotechnologies Corp	652
4,862		Agilent Technologies, Inc	491
1,273	*	Agios Pharmaceuticals, Inc	45
5,999	*	Alexion Pharmaceuticals, Inc	687
20,805	*	Alnylam Pharmaceuticals, Inc	3,029
533,987		Amgen, Inc	135,718
4,144,521		AstraZeneca plc	452,849
13,722,943	*	Avantor, Inc	308,629
965	*	Berkeley Lights, Inc	74
8,769	*	Biogen, Inc	2,488
320,731	*	BioMarin Pharmaceutical, Inc	24,401
6,233		Bio-Techne Corp	1,544
4,750	*	Bluebird Bio, Inc	256
147,843		Bristol-Myers Squibb Co	8,913
7,486		Bruker BioSciences Corp	298
8,194	*	Charles River Laboratories International, Inc	1,856
2,088,029		Eli Lilly & Co	309,070
23,289	*	Exact Sciences Corp	2,374
18,122	*	Exelixis, Inc	443
9,782	*	Global Blood Therapeutics, Inc	539
544,376	*	Horizon Therapeutics Plc	42,287
982,914	*	Illumina, Inc	303,799
37,558	*	Immunomedics, Inc	3,194
33,320	*	Incyte Corp	2,990
258

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
10,730	*	Ionis Pharmaceuticals, Inc	$509
22,477	*	Iovance Biotherapeutics, Inc	740
619,882	*	IQVIA Holdings, Inc	97,712
63,350		Johnson & Johnson	9,432
399,163		Lonza Group AG.	246,338
397,399		Merck & Co, Inc	32,964
3,991	*	Mettler-Toledo International, Inc	3,854
51,780	*	Moderna, Inc	3,663
16,776	*	Neurocrine Biosciences, Inc	1,613
3,976	*	PerkinElmer, Inc	499
9,526	*	PRA Health Sciences, Inc	966
3,162	*	Reata Pharmaceuticals, Inc	308
443,927	*	Regeneron Pharmaceuticals, Inc	248,501
9,261	*	Repligen Corp	1,366
6,799		Royalty Pharma plc	286
768	*	Sage Therapeutics, Inc	47
13,414	*	Sarepta Therapeutics, Inc	1,884
514,842	*	Seattle Genetics, Inc	100,749
1,516	*	Syneos Health, Inc	81
41,638		Thermo Fisher Scientific, Inc	18,384
1,171,828	*	Vertex Pharmaceuticals, Inc	318,878
613	*	Waters Corp	120
6,652,503	*,g	Wuxi Biologics Cayman, Inc	163,040
3,227,132		Zoetis, Inc	533,671
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,735,997

REAL ESTATE - 0.2%
79,440		American Tower Corp	19,203
1,952		Americold Realty Trust	70
2,065	e	Brookfield Property REIT, Inc	25
4,326		Coresite Realty	514
69,878		Crown Castle International Corp	11,635
15,800		Equinix, Inc	12,010
13,288		Equity Lifestyle Properties, Inc	815
15,979		Extra Space Storage, Inc	1,710
29,658	e	Iron Mountain, Inc	794
18,316		Public Storage, Inc	4,079
2,768		SBA Communications Corp	882
41,874		Simon Property Group, Inc	2,708
		TOTAL REAL ESTATE	54,445

RETAILING - 12.0%
764,152	*	Amazon.com, Inc	2,406,108
1,366,602	*	ASOS plc	90,737
2,527	*	AutoZone, Inc	2,976
7,555		Best Buy Co, Inc	841
214,401	*	Booking Holdings, Inc	366,771
10,276	*	Burlington Stores, Inc	2,118
1,655,430	*	CarMax, Inc	152,151
9,914	*	Carvana Co	2,211
45,134		Dollar General Corp	9,461
21,220	*	Dollar Tree, Inc	1,938
451,066		eBay, Inc	23,501
21,596	*	Etsy, Inc	2,627
259

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
3,367		Expedia Group, Inc	$309
2,777,343	*	Farfetch Ltd	69,878
9,420	*	Five Below, Inc	1,196
16,017	*	Floor & Decor Holdings, Inc	1,198
1,655,509	*	GrubHub, Inc	119,743
254,524		Home Depot, Inc	70,684
2,359,301	*	JD.com, Inc (ADR)	183,105
1,183,066		Lowe’s Companies, Inc	196,223
8,454	*,e	Ollie’s Bargain Outlet Holdings, Inc	738
13,463	*	O’Reilly Automotive, Inc	6,208
6,917		Pool Corp	2,314
51,693		Ross Stores, Inc	4,824
2,057,125		TJX Companies, Inc	114,479
20,823		Tractor Supply Co	2,985
1,933,330	*	Trip.com Group Ltd (ADR)	60,204
9,078	*	Ulta Beauty, Inc	2,033
3,623	*	Vroom, Inc	188
10,898	*,e	Wayfair, Inc	3,171
1,753		Williams-Sonoma, Inc	159
		TOTAL RETAILING	3,901,079

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
2,548,737	*	Advanced Micro Devices, Inc	208,971
7,938		Analog Devices, Inc	927
4,798,022		Applied Materials, Inc	285,242
571,981		Broadcom, Inc	208,384
18,426	*	Enphase Energy, Inc	1,522
22,442		Entegris, Inc	1,668
8,752	*	Inphi Corp	982
940,792		Intel Corp	48,714
27,917		KLA Corp	5,409
329,980		Lam Research Corp	109,471
6,112,933		Marvell Technology Group Ltd	242,683
16,664		Maxim Integrated Products, Inc	1,127
32,792		Microchip Technology, Inc	3,370
7,402		MKS Instruments, Inc	809
8,031		Monolithic Power Systems, Inc	2,246
1,326,528		NVIDIA Corp	717,943
2,028,858		NXP Semiconductors NV	253,222
2,515,218		QUALCOMM, Inc	295,991
964,501		Skyworks Solutions, Inc	140,335
8,951	*	SolarEdge Technologies, Inc	2,133
1,820,796	*	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	147,612
30,013		Teradyne, Inc	2,385
401,076		Texas Instruments, Inc	57,270
7,482		Universal Display Corp	1,352
43,432		Xilinx, Inc	4,527
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,744,295

SOFTWARE & SERVICES - 23.4%
1,903	*	2U, Inc	64
114,558		Accenture plc	25,889
729,522	*	Adobe, Inc	357,780
205,453	*,g	Adyen NV	378,955
260

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
24,028	*	Akamai Technologies, Inc	$2,656
9,516	*,e	Alteryx, Inc	1,081
22,892	*	Anaplan, Inc	1,433
15,296	*	Ansys, Inc	5,005
11,159	*	Aspen Technology, Inc	1,413
445,751	*	Atlassian Corp plc	81,033
26,288	*	Autodesk, Inc	6,073
66,907		Automatic Data Processing, Inc	9,333
15,313	*	Avalara, Inc	1,950
1,369	*	BigCommerce Holdings, Inc	114
9,210	*	Bill.Com Holdings, Inc	924
26,512	*	Black Knight, Inc	2,308
24,601		Booz Allen Hamilton Holding Co	2,041
20,950		Broadridge Financial Solutions, Inc	2,765
971	*	CACI International, Inc (Class A)	207
49,318	*	Cadence Design Systems, Inc	5,259
2,639		CDK Global, Inc	115
13,866	*	Ceridian HCM Holding, Inc	1,146
5,976		Citrix Systems, Inc	823
18,838	*	Cloudflare, Inc	774
7,202		Cognizant Technology Solutions Corp (Class A)	500
368		CoreLogic Inc	25
11,936	*	Coupa Software, Inc	3,273
19,842	*	Crowdstrike Holdings, Inc	2,725
27,830	*	Datadog, Inc	2,843
31,992	*	DocuSign, Inc	6,886
46,427	*	Dropbox, Inc	894
2,211	*	Duck Creek Technologies, Inc	100
30,438	*	Dynatrace, Inc	1,249
12,127	*	Elastic NV	1,308
9,697	*	EPAM Systems, Inc	3,135
6,059	*	Everbridge, Inc	762
5,288	*	Fair Isaac Corp	2,249
13,529	*	Fastly, Inc	1,267
10,976	*	FireEye, Inc	136
30,652	*	Fiserv, Inc	3,159
11,496	*	Five9, Inc	1,491
14,846	*	FleetCor Technologies, Inc	3,535
24,329	*	Fortinet, Inc	2,866
16,099	*	Gartner, Inc	2,012
13,797		Genpact Ltd	537
6,691	*	Globant S.A.	1,199
29,817	*	GoDaddy, Inc	2,265
2,651	*	Guidewire Software, Inc	276
7,555	*	HubSpot, Inc	2,208
1,704,544		Intuit, Inc	556,039
10,924		Jack Henry & Associates, Inc	1,776
1,831	*,e	Jamf Holding Corp	69
3,030		Leidos Holdings, Inc	270
10,305	*	Manhattan Associates, Inc	984
946,318		Mastercard, Inc (Class A)	320,016
14,514	*,e	Medallia, Inc	398
8,933,182		Microsoft Corp	1,878,916
9,350	*	MongoDB, Inc	2,165
261

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,193	*,e	nCino, Inc	$95
9,373	*	New Relic, Inc	528
98,338		NortonLifelock, Inc	2,049
34,100	*	Nutanix, Inc	756
20,696	*	Okta, Inc	4,426
304,102		Oracle Corp	18,155
11,658	*,e	Pagerduty, Inc	316
16,913	*	Palo Alto Networks, Inc	4,139
46,421		Paychex, Inc	3,703
8,866	*	Paycom Software, Inc	2,760
6,264	*	Paylocity Holding Corp	1,011
4,885,971	*	PayPal Holdings, Inc	962,683
6,003		Pegasystems, Inc	727
15,406	*	Pluralsight, Inc	264
10,198	*	Proofpoint, Inc	1,076
19,277	*	PTC, Inc	1,595
13,693	*	RealPage, Inc	789
13,966	*	RingCentral, Inc	3,835
4,435,430	*	salesforce.com, Inc	1,114,712
1,732		Science Applications International Corp	136
666,695	*	ServiceNow, Inc	323,347
2,888,994	*,e	Slack Technologies, Inc	77,598
20,205	*	Smartsheet, Inc	999
176,324	*	Splunk, Inc	33,172
563,179	*	Square, Inc	91,545
9,669		SS&C Technologies Holdings, Inc	585
32,890	*	StoneCo Ltd	1,740
17,525		Switch, Inc	274
453,282	*	Synopsys, Inc	96,993
13,894	*,e	Teradata Corp	315
7,436	*	Trade Desk, Inc	3,858
581,284	*	Twilio, Inc	143,630
7,162	*	Tyler Technologies, Inc	2,496
10,904	*	VeriSign, Inc	2,234
4,970,560		Visa, Inc (Class A)	993,963
13,958	e	VMware, Inc (Class A)	2,005
13,492		Western Union Co	289
301	*	WEX, Inc	42
30,876	*	Workday, Inc	6,642
21,408	*	Zendesk, Inc	2,203
30,069	*	Zoom Video Communications, Inc	14,136
12,285	*	Zscaler, Inc	1,728
		TOTAL SOFTWARE & SERVICES	7,620,223

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
31,462		Amphenol Corp (Class A)	3,406
15,953,504		Apple, Inc	1,847,575
8,674	*	Arista Networks, Inc	1,795
25,951		CDW Corp	3,102
29,709		Cognex Corp	1,934
3,692	*	Coherent, Inc	410
2,800	*	CommScope Holding Co, Inc	25
2,265	*	Dell Technologies, Inc	153
404		Dolby Laboratories, Inc (Class A)	27
262

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
530	*	IPG Photonics Corp	$90
6,385		Jabil Inc	219
11,341	*	Keysight Technologies, Inc	1,120
1,841	*	Lumentum Holdings, Inc	138
3,548		Motorola Solutions, Inc	556
22,727		NetApp, Inc	996
30,336	*	Pure Storage, Inc	467
1,262,400	e	Telefonaktiebolaget Lm Ericsson (ADR)	13,748
999		Ubiquiti, Inc	167
8,646	*	Zebra Technologies Corp (Class A)	2,183
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,878,111

TELECOMMUNICATION SERVICES - 1.6%
1,105,272	g	Cellnex Telecom SAU	67,093
482,827	*	GoodRx Holdings, Inc	26,845
2,261,013	*	IAC	270,824
1,427,803	*	T-Mobile US, Inc	163,284
		TOTAL TELECOMMUNICATION SERVICES	528,046

TRANSPORTATION - 1.1%
3,512		CH Robinson Worldwide, Inc	359
17,503		Expeditors International of Washington, Inc	1,584
4,293		JB Hunt Transport Services, Inc	543
544,469		Kansas City Southern	98,456
5,152		Landstar System, Inc	647
831,404	*,e	Lyft, Inc (Class A)	22,905
15,378		Old Dominion Freight Line	2,782
5,708,679	*	Uber Technologies, Inc	208,253
62,408		Union Pacific Corp	12,286
83,773		United Parcel Service, Inc (Class B)	13,959
1,080	*	XPO Logistics, Inc	92
		TOTAL TRANSPORTATION	361,866

UTILITIES - 0.0%
15,973		NRG Energy, Inc	491
		TOTAL UTILITIES	491

		TOTAL COMMON STOCKS	32,454,866
		(Cost $21,879,164)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.0%
$3,249,000	Federal Home Loan Bank (FHLB)	0.085-0.095%	10/19/20	3,249
	TOTAL GOVERNMENT AGENCY DEBT			3,249

TREASURY DEBT - 0.4%
51,525,000	United States Treasury Bill	0.052-0.060	10/06/20	51,525
50,000,000	United States Treasury Bill	0.065	10/15/20	49,998
	TOTAL TREASURY DEBT			101,523
263

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
74,658,293	c	State Street Navigator Securities Lending Government Money Market Portfolio	$74,658
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	74,658

		TOTAL SHORT-TERM INVESTMENTS	179,430
		(Cost $179,430)
		TOTAL INVESTMENTS - 100.1%	32,634,296
		(Cost $22,058,594)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%	(31,729)
		NET ASSETS - 100.0%	$32,602,567

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $85,953,552.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities is $609,087,384 or 1.9% of net assets.

Cost amounts are in thousands.
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.4%
28,140	*	Adient plc	$488
60,325	*	American Axle & Manufacturing Holdings, Inc	348
159,418		Aptiv plc	14,615
117,898		BorgWarner, Inc	4,567
30,001		Cooper Tire & Rubber Co	951
12,534	*	Cooper-Standard Holding, Inc	166
76,541		Dana Inc	943
12,642	*	Dorman Products, Inc	1,143
2,287,390		Ford Motor Co	15,234
25,297	*	Fox Factory Holding Corp	1,880
724,466		General Motors Co	21,437
125,049		Gentex Corp	3,220
26,543	*	Gentherm, Inc	1,086
137,668		Goodyear Tire & Rubber Co	1,056
99,714		Harley-Davidson, Inc	2,447
17,506		LCI Industries, Inc	1,861
34,172		Lear Corp	3,726
36,302	*	Modine Manufacturing Co	227
13,147	*,e	Motorcar Parts of America, Inc	204
6,449		Standard Motor Products, Inc	288
20,247	*	Stoneridge, Inc	372
28,062	*	Tenneco, Inc	195
430,408	*	Tesla, Inc	184,649
33,002		Thor Industries, Inc	3,144
16,494	*	Visteon Corp	1,142
22,457		Winnebago Industries, Inc	1,160
37,702	*,e	Workhorse Group, Inc	953
9,934	*	XPEL, Inc	259
		TOTAL AUTOMOBILES & COMPONENTS	267,761

BANKS - 3.5%
12,408		1st Source Corp	383
4,570		ACNB Corp	95
7,958		Allegiance Bancshares, Inc	186
9,341		Altabancorp	188
12,491	*	Amerant Bancorp Inc	116
5,882		American National Bankshares, Inc	123
38,500		Ameris Bancorp	877
7,069		Ames National Corp	119
8,681		Arrow Financial Corp	218
48,087		Associated Banc-Corp	607
14,762	*	Atlantic Capital Bancshares, Inc	168
42,326		Atlantic Union Bankshares Corp	905
43,167	*	Axos Financial, Inc	1,006
31,112		Banc of California, Inc	315
11,574		Bancfirst Corp	473
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
62,103		BancorpSouth Bank	$1,204
3,732		Bank First Corp	219
4,493,415		Bank of America Corp	108,246
11,787		Bank of Commerce Holdings	82
23,380		Bank of Hawaii Corp	1,181
7,728		Bank of Marin Bancorp	224
13,738		Bank of NT Butterfield & Son Ltd	306
82,422		Bank OZK	1,757
12,265		BankFinancial Corp	89
56,051		BankUnited	1,228
3,897		Bankwell Financial Group, Inc	55
23,725		Banner Corp	765
11,016		Bar Harbor Bankshares	226
6,936	*	Baycom Corp	71
7,059		BCB Bancorp, Inc	56
26,834		Berkshire Hills Bancorp, Inc	271
8,897	*	Bluegreen Vacations Holding Corp	119
15,941	e	BOK Financial Corp	821
59,217		Boston Private Financial Holdings, Inc	327
13,328		Bridge Bancorp, Inc	232
54,590		Brookline Bancorp, Inc	472
12,987		Bryn Mawr Bank Corp	323
6,436		Business First Bancshares, Inc	97
5,576	e	Byline Bancorp, Inc	63
2,353		C&F Financial Corp	70
65,383		Cadence BanCorp	562
2,502		Cambridge Bancorp	133
11,436		Camden National Corp	346
9,158		Capital City Bank Group, Inc	172
92,364		Capitol Federal Financial	856
5,956		Capstar Financial Holdings, Inc	58
14,623		Carter Bank & Trust	97
40,414		Cathay General Bancorp	876
12,633		CBTX, Inc	206
21,511		Central Pacific Financial Corp	292
6,214		Central Valley Community Bancorp	77
2,245		Century Bancorp, Inc	148
2,189		Chemung Financial Corp	63
49,642		CIT Group, Inc	879
1,200,720		Citigroup, Inc	51,763
9,568		Citizens & Northern Corp	155
254,905		Citizens Financial Group, Inc	6,444
10,955		City Holding Co	631
7,262		Civista Bancshares, Inc	91
9,772		CNB Financial Corp	145
6,775		Codorus Valley Bancorp, Inc	89
51,998		Columbia Banking System, Inc	1,240
33,673	*	Columbia Financial, Inc	374
83,206		Comerica, Inc	3,183
61,969		Commerce Bancshares, Inc	3,488
35,397		Community Bank System, Inc	1,928
15,668		Community Bankers Trust Corp	80
2,846		Community Financial Corp	61
11,638		Community Trust Bancorp, Inc	329
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
21,722		ConnectOne Bancorp, Inc	$306
29,153	*,e	CrossFirst Bankshares, Inc	253
33,515		Cullen/Frost Bankers, Inc	2,143
19,196	*	Customers Bancorp, Inc	215
75,634		CVB Financial Corp	1,258
23,810		Dime Community Bancshares	269
22,688		Eagle Bancorp, Inc	608
93,759		East West Bancorp, Inc	3,070
6,481		Enterprise Bancorp, Inc	136
16,077		Enterprise Financial Services Corp	438
7,477	*	Equity Bancshares, Inc	116
6,121		ESSA Bancorp, Inc	75
64,560		Essent Group Ltd	2,389
3,168		Evans Bancorp, Inc	70
6,654	e	Farmers & Merchants Bancorp, Inc	133
18,150		Farmers National Banc Corp	198
13,107		FB Financial Corp	329
6,481		Federal Agricultural Mortgage Corp (FAMC)	413
419,394		Fifth Third Bancorp	8,941
10,211		Financial Institutions, Inc	157
20,427		First Bancorp (NC)	428
114,850		First Bancorp (Puerto Rico)	600
6,485		First Bancorp, Inc	137
6,018		First Bancshares, Inc	126
26,747		First Busey Corp	425
6,176		First Business Financial Services, Inc	88
3,874		First Citizens Bancshares, Inc (Class A)	1,235
69,402		First Commonwealth Financial Corp	537
12,139		First Community Bancshares, Inc	219
42,129		First Financial Bancorp	506
76,885		First Financial Bankshares, Inc	2,146
8,330		First Financial Corp	262
19,660		First Foundation, Inc	257
3,324		First Guaranty Bancshares, Inc	40
71,845		First Hawaiian, Inc	1,040
308,284		First Horizon National Corp	2,907
4,089		First Internet Bancorp	60
18,329		First Interstate Bancsystem, Inc	584
29,933		First Merchants Corp	693
7,120		First Mid-Illinois Bancshares, Inc	178
26,566		First Midwest Bancorp, Inc	286
7,602		First Northwest Bancorp	75
15,462		First of Long Island Corp	229
102,702		First Republic Bank	11,201
15,789		Flagstar Bancorp, Inc	468
20,105		Flushing Financial Corp	211
181,165		FNB Corp	1,228
84,379		Fulton Financial Corp	787
14,703		German American Bancorp, Inc	399
55,696		Glacier Bancorp, Inc	1,785
7,809		Great Southern Bancorp, Inc	283
23,192		Great Western Bancorp, Inc	289
2,003		Greene County Bancorp, Inc	43
1,224		Guaranty Bancshares, Inc	30
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
47,878		Hancock Whitney Corp	$901
23,963		Hanmi Financial Corp	197
16,668		HarborOne Northeast Bancorp, Inc	135
17,800		Heartland Financial USA, Inc	534
25,661		Heritage Commerce Corp	171
22,188		Heritage Financial Corp	408
54,190		Hilltop Holdings, Inc	1,115
997		Hingham Institution for Savings	183
4,264		Home Bancorp, Inc	103
81,882		Home Bancshares, Inc	1,241
15,022		HomeStreet, Inc	387
13,541		HomeTrust Bancshares, Inc	184
38,615		Hope Bancorp, Inc	293
23,268		Horizon Bancorp	235
6,001	*	Howard Bancorp, Inc	54
617,910		Huntington Bancshares, Inc	5,666
23,332		Independent Bank Corp (MA)	1,222
17,558		Independent Bank Corp (MI)	221
20,253		Independent Bank Group, Inc	895
40,567		International Bancshares Corp	1,057
5,550		Investar Holding Corp	71
133,839		Investors Bancorp, Inc	972
1,764,409		JPMorgan Chase & Co	169,860
83,674		Kearny Financial Corp	603
534,261		Keycorp	6,374
32,502		Lakeland Bancorp, Inc	323
18,387		Lakeland Financial Corp	758
6,780		LCNB Corp	93
4,628	*,e	LendingTree, Inc	1,420
14,926		Live Oak Bancshares, Inc	378
70,925		M&T Bank Corp	6,531
19,210		Macatawa Bank Corp	125
12,428		Mercantile Bank Corp	224
10,918		Merchants Bancorp	215
35,757		Meridian Bancorp, Inc	370
20,574		Meta Financial Group, Inc	395
4,420	*	Metropolitan Bank Holding Corp	124
210,298		MGIC Investment Corp	1,863
10,800		Midland States Bancorp, Inc	139
7,821		MidWestOne Financial Group, Inc	140
34,360	*	Mr Cooper Group, Inc	767
19,324		National Bank Holdings Corp	507
5,351		National Bankshares, Inc	136
31,726		NBT Bancorp, Inc	851
262,028		New York Community Bancorp, Inc	2,167
6,480	*,e	Nicolet Bankshares, Inc	354
38,864	*	NMI Holdings, Inc	692
5,235		Northeast Bank	96
33,024		Northfield Bancorp, Inc	301
5,019		Northrim BanCorp, Inc	128
39,220		Northwest Bancshares, Inc	361
4,425	e	Norwood Financial Corp	108
30,487		OceanFirst Financial Corp	417
33,903		OFG Bancorp	422
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
3,155	e	Ohio Valley Banc Corp	$65
90,192		Old National Bancorp	1,133
21,667		Old Second Bancorp, Inc	162
11,057		Origin Bancorp, Inc	236
5,318		Orrstown Financial Services, Inc	68
41,564		Pacific Premier Bancorp, Inc	837
66,007		PacWest Bancorp	1,127
4,350	e	Park National Corp	357
4,594		Parke Bancorp, Inc	55
13,465		PCSB Financial Corp	163
11,582		Peapack Gladstone Financial Corp	175
4,446		Penns Woods Bancorp, Inc	88
27,635		PennyMac Financial Services, Inc	1,606
3,256		Peoples Bancorp of North Carolina, Inc	50
12,623		Peoples Bancorp, Inc	241
5,712		Peoples Financial Services Corp	199
202,790		People’s United Financial, Inc	2,091
41,191		Pinnacle Financial Partners, Inc	1,466
243,339		PNC Financial Services Group, Inc	26,745
35,642		Popular, Inc	1,293
8,859		Preferred Bank	285
8,456		Premier Financial Bancorp, Inc	91
28,197		Premier Financial Corp	439
48,715		Prosperity Bancshares, Inc	2,525
6,589		Provident Bancorp Inc	51
18,723		Provident Financial Services, Inc	228
6,101		Prudential Bancorp, Inc	64
8,729		QCR Holdings, Inc	239
122,609		Radian Group, Inc	1,791
9,265		RBB Bancorp	105
550,925		Regions Financial Corp	6,352
4,712		Reliant Bancorp Inc	68
30,881		Renasant Corp	702
6,104		Republic Bancorp, Inc (Class A)	172
34,776	*	Republic First Bancorp, Inc	69
13,238		Riverview Bancorp, Inc	55
55,288	*,e	Rocket Cos, Inc	1,102
25,676		S&T Bancorp, Inc	454
22,606		Sandy Spring Bancorp, Inc	522
28,631	*	Seacoast Banking Corp of Florida	516
32,848		ServisFirst Bancshares, Inc	1,118
8,913		Shore Bancshares, Inc	98
8,919		Sierra Bancorp	150
34,007		Signature Bank	2,822
55,218		Simmons First National Corp (Class A)	875
5,382		SmartFinancial, Inc	73
43,651		South State Corp	2,102
4,079	*	Southern First Bancshares, Inc	99
4,139		Southern Missouri Bancorp, Inc	98
8,140		Southern National Bancorp of Virginia, Inc	71
20,042		Southside Bancshares, Inc	490
93,752		Sterling Bancorp	986
11,631		Sterling Bancorp, Inc	35
16,305		Stock Yards Bancorp, Inc	555
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,101		Summit Financial Group, Inc	$90
30,747	*	SVB Financial Group	7,398
85,330		Synovus Financial Corp	1,806
81,693		TCF Financial Corp	1,908
5,870		Territorial Bancorp, Inc	119
35,836	*	Texas Capital Bancshares, Inc	1,116
34,383		TFS Financial Corp	505
35,393	*	The Bancorp, Inc	306
4,645		Timberland Bancorp, Inc	84
10,641		Tompkins Financial Corp	605
46,422		Towne Bank	761
19,212		Trico Bancshares	470
16,178	*	Tristate Capital Holdings, Inc	214
10,668	*	Triumph Bancorp, Inc	332
793,167		Truist Financial Corp	30,180
71,043		Trustco Bank Corp NY	371
49,168		Trustmark Corp	1,053
26,057		UMB Financial Corp	1,277
117,477		Umpqua Holdings Corp	1,248
83,649		United Bankshares, Inc	1,796
24,332		United Community Banks, Inc	412
9,461		United Security Bancshares	58
5,346		Unity Bancorp, Inc	62
19,117		Univest Financial Corp	275
789,290		US Bancorp	28,296
196,375		Valley National Bancorp	1,345
22,054		Veritex Holdings, Inc	376
19,235		Walker & Dunlop, Inc	1,019
29,442		Washington Federal, Inc	614
10,818		Washington Trust Bancorp, Inc	332
19,189		Waterstone Financial, Inc	297
32,545		Webster Financial Corp	860
2,178,015		Wells Fargo & Co	51,205
23,487		WesBanco, Inc	502
11,970		West Bancorporation, Inc	190
18,981		Westamerica Bancorporation	1,032
57,400		Western Alliance Bancorp	1,815
19,137		Western New England Bancorp, Inc	108
38,890		Wintrust Financial Corp	1,558
37,123		WSFS Financial Corp	1,001
106,318		Zions Bancorporation	3,107
		TOTAL BANKS	673,497

CAPITAL GOODS - 5.8%
328,034		3M Co	52,544
69,666		A.O. Smith Corp	3,678
21,498		Aaon, Inc	1,295
23,226		AAR Corp	437
24,498		Acuity Brands, Inc	2,507
24,758		Advanced Drainage Systems, Inc	1,546
93,206	*	Aecom Technology Corp	3,900
24,436	*	Aegion Corp	345
39,078	*	Aerojet Rocketdyne Holdings, Inc	1,559
14,335	*	Aerovironment, Inc	860
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,215		AGCO Corp	$2,393
56,080		Air Lease Corp	1,650
6,904		Alamo Group, Inc	746
21,082		Albany International Corp (Class A)	1,044
53,164		Allegion plc	5,258
4,493		Allied Motion Technologies, Inc	185
51,690		Allison Transmission Holdings, Inc	1,816
41,492		Altra Industrial Motion Corp	1,534
13,776	*,e	Ameresco, Inc	460
10,171	*	American Woodmark Corp	799
129,674		Ametek, Inc	12,890
4,581		Apogee Enterprises, Inc	98
27,154		Applied Industrial Technologies, Inc	1,496
30,718		Arcosa, Inc	1,354
10,471		Argan, Inc	439
26,334		Armstrong World Industries, Inc	1,812
15,250		Astec Industries, Inc	827
15,755	*	Astronics Corp	122
23,836	*	Atkore International Group, Inc	542
35,579	*	Axon Enterprise, Inc	3,227
23,304	*	AZEK Co, Inc	811
19,364		AZZ, Inc	661
25,595		Barnes Group, Inc	915
41,684	*	Beacon Roofing Supply, Inc	1,295
35,611	*,e	Bloom Energy Corp	640
3,946	*	Blue Bird Corp	48
47,040	*	BMC Stock Holdings, Inc	2,015
311,466		Boeing Co	51,473
67,070	*	Builders FirstSource, Inc	2,188
56,807		BWX Technologies, Inc	3,199
14,163		Caesarstone Sdot-Yam Ltd	139
8,775		CAI International, Inc	242
27,634		Carlisle Cos, Inc	3,382
496,807		Carrier Global Corp	15,172
316,101		Caterpillar, Inc	47,146
22,344	*	Chart Industries, Inc	1,570
12,045	*	CIRCOR International, Inc	329
64,286	*	Colfax Corp	2,016
14,727	e	Columbus McKinnon Corp	487
24,840		Comfort Systems USA, Inc	1,280
11,212	*	Construction Partners Inc	204
29,151	*	Cornerstone Building Brands, Inc	233
18,926		Crane Co	949
10,574		CSW Industrials, Inc	817
18,660		Cubic Corp	1,085
84,848		Cummins, Inc	17,917
22,308		Curtiss-Wright Corp	2,080
163,197		Deere & Co	36,169
71,161		Donaldson Co, Inc	3,303
16,771	e	Douglas Dynamics, Inc	574
80,236		Dover Corp	8,693
8,048	*	Ducommun, Inc	265
11,117	*	DXP Enterprises, Inc	179
16,954	*	Dycom Industries, Inc	896
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
3,733		Eastern Co	$73
233,375		Eaton Corp	23,811
28,208		EMCOR Group, Inc	1,910
345,535		Emerson Electric Co	22,657
15,305		Encore Wire Corp	710
24,905	*	Energy Recovery, Inc	204
43,959		Enerpac Tool Group Corp	827
25,301		EnerSys	1,698
8,505		EnPro Industries, Inc	480
13,003		ESCO Technologies, Inc	1,048
2,576	e	EVI Industries, Inc	69
51,314	*	Evoqua Water Technologies Corp	1,089
332,215		Fastenal Co	14,980
42,557		Federal Signal Corp	1,245
82,555		Flowserve Corp	2,253
91,070		Fluor Corp	802
175,635		Fortive Corp	13,385
82,435		Fortune Brands Home & Security, Inc	7,132
9,256	*	Foundation Building Materials, Inc	146
25,145		Franklin Electric Co, Inc	1,479
126,698	*,e	FuelCell Energy, Inc	271
30,738	*	Gates Industrial Corp plc	342
15,077	e	GATX Corp	961
4,980	*	Gencor Industries, Inc	55
36,885	*	Generac Holdings, Inc	7,142
146,493		General Dynamics Corp	20,279
5,105,859		General Electric Co	31,810
22,869	*	Gibraltar Industries, Inc	1,490
17,148	*	GMS, Inc	413
2,315	e	Gorman-Rupp Co	68
92,773		Graco, Inc	5,692
26,067		GrafTech International Ltd	178
7,763		Graham Corp	99
33,088	e	Granite Construction, Inc	583
44,924	*	Great Lakes Dredge & Dock Corp	427
19,838		Greenbrier Cos, Inc	583
20,793		Griffon Corp	406
23,777		H&E Equipment Services, Inc	467
59,172	*	Harsco Corp	823
90,220	*	HD Supply Holdings, Inc	3,721
26,390		HEICO Corp	2,762
46,469		HEICO Corp (Class A)	4,120
16,194		Helios Technologies, Inc	589
17,889	*	Herc Holdings, Inc	709
57,257		Hexcel Corp	1,921
34,596		Hillenbrand, Inc	981
406,953		Honeywell International, Inc	66,989
229,339		Howmet Aerospace, Inc	3,835
30,217		Hubbell, Inc	4,135
23,249		Huntington Ingalls	3,272
4,796		Hurco Cos, Inc	136
7,224	e	Hyster-Yale Materials Handling, Inc	268
41,386		IDEX Corp	7,549
5,334	*	IES Holdings, Inc	169
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
182,538		Illinois Tool Works, Inc	$35,268
201,626	*	Ingersoll Rand, Inc	7,178
13,472		Insteel Industries, Inc	252
46,862		ITT, Inc	2,767
68,282		Jacobs Engineering Group, Inc	6,335
47,393	*	JELD-WEN Holding, Inc	1,071
16,888		John Bean Technologies Corp	1,552
431,464		Johnson Controls International plc	17,625
8,084		Kadant, Inc	886
7,065		Kaman Corp	275
56,290		Kennametal, Inc	1,629
50,983	*	Kratos Defense & Security Solutions, Inc	983
125,689		L3Harris Technologies, Inc	21,347
4,456	*	Lawson Products, Inc	183
5,677	*	LB Foster Co (Class A)	76
20,121		Lennox International, Inc	5,485
27,531		Lincoln Electric Holdings, Inc	2,534
7,273		Lindsay Corp	703
144,026		Lockheed Martin Corp	55,202
17,575		Luxfer Holdings plc	221
12,223	*	Lydall, Inc	202
22,630	*	Manitowoc Co, Inc	190
151,526		Masco Corp	8,354
18,516	*	Masonite International Corp	1,822
38,304	*,e	Mastec, Inc	1,616
38,365		Maxar Technologies, Inc	957
25,978	*	Mercury Systems, Inc	2,012
34,734	*	Meritor, Inc	727
30,281	*	Middleby Corp	2,717
7,280		Miller Industries, Inc	223
15,909		Moog, Inc (Class A)	1,011
64,419	*	MRC Global, Inc	276
25,456		MSC Industrial Direct Co (Class A)	1,611
40,743		Mueller Industries, Inc	1,103
66,266		Mueller Water Products, Inc (Class A)	689
10,993	*	MYR Group, Inc	409
3,534		National Presto Industries, Inc	289
35,673	*	Navistar International Corp	1,553
19,066	*	NN, Inc	98
33,227		Nordson Corp	6,374
90,139		Northrop Grumman Corp	28,438
6,891	*	Northwest Pipe Co	182
78,206	*	NOW, Inc	355
5,211	*	NV5 Global Inc	275
87,536		nVent Electric plc	1,549
2,354	e	Omega Flex, Inc	369
38,204		Oshkosh Corp	2,808
231,043		Otis Worldwide Corp	14,422
56,584		Owens Corning, Inc	3,894
195,107		PACCAR, Inc	16,639
35,158	*	PAE, Inc	299
14,228		Park Aerospace Corp	155
76,478		Parker-Hannifin Corp	15,475
12,058	*	Parsons Corp	404
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
17,097		Patrick Industries, Inc	$983
96,376		Pentair plc	4,411
36,380	*	PGT, Inc	637
159,236	*,e	Plug Power, Inc	2,135
7,077		Powell Industries, Inc	171
1,801		Preformed Line Products Co	88
28,783		Primoris Services Corp	519
18,284	*	Proto Labs, Inc	2,368
25,291		Quanex Building Products Corp	466
75,730		Quanta Services, Inc	4,003
25,955		Raven Industries, Inc	559
837,096		Raytheon Technologies Corp	48,167
16,634	*	RBC Bearings, Inc	2,016
20,978	e	Regal-Beloit Corp	1,969
82,950	*	Resideo Technologies, Inc	912
8,757		REV Group, Inc	69
56,852		Rexnord Corp	1,696
67,253		Rockwell Automation, Inc	14,841
60,494		Roper Technologies Inc	23,902
21,510		Rush Enterprises, Inc (Class A)	1,087
4,597		Rush Enterprises, Inc (Class B)	204
88,808	*	Sensata Technologies Holding plc	3,831
24,709		Shyft Group, Inc	467
29,530		Simpson Manufacturing Co, Inc	2,869
24,415	*	SiteOne Landscape Supply, Inc	2,977
30,839		Snap-On, Inc	4,537
41,377		Spirit Aerosystems Holdings, Inc (Class A)	782
30,406	*	SPX Corp	1,410
29,148	*	SPX FLOW, Inc	1,248
8,333		Standex International Corp	493
88,647		Stanley Black & Decker, Inc	14,379
18,886	*	Sterling Construction Co, Inc	267
60,603	*	Sunrun, Inc	4,671
9,938		Systemax, Inc	238
20,977	*	Teledyne Technologies, Inc	6,507
12,744		Tennant Co	769
35,787		Terex Corp	693
18,852	*,e	Textainer Group Holdings Ltd	267
143,403		Textron, Inc	5,175
24,419	*	Thermon Group Holdings	274
30,037		Timken Co	1,629
11,613	*	Titan Machinery, Inc	154
55,598		Toro Co	4,667
7,431	*	TPI Composites, Inc	215
140,813		Trane Technologies plc	17,074
31,276		TransDigm Group, Inc	14,860
70,402	*	Trex Co, Inc	5,041
34,233	*	Trimas Corp	781
63,620		Trinity Industries, Inc	1,241
18,886		Triton International Ltd	768
32,779		Triumph Group, Inc	213
27,269	*	Tutor Perini Corp	304
41,346	*	United Rentals, Inc	7,215
107,143	*	Univar Solutions Inc	1,809
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
10,628		Valmont Industries, Inc	$1,320
7,860	*	Vectrus, Inc	299
7,828	*	Veritiv Corp	99
119,277	*	Vertiv Holdings Co	2,066
12,845	*	Vicor Corp	998
36,030	*,e	Virgin Galactic Holdings, Inc	693
15,334	*,e	Vivint Solar, Inc	649
25,541		W.W. Grainger, Inc	9,112
42,603	e	Wabash National Corp	510
99,754		Wabtec Corp	6,173
18,257		Watsco, Inc	4,252
12,563		Watts Water Technologies, Inc (Class A)	1,258
88,290	*	Welbilt, Inc	544
28,009	*	WESCO International, Inc	1,233
3,392	*	Willis Lease Finance Corp	63
98,203	*	WillScot Mobile Mini Holdings Corp	1,638
30,482		Woodward Inc	2,443
98,686		Xylem, Inc	8,301
		TOTAL CAPITAL GOODS	1,124,726

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
40,285		ABM Industries, Inc	1,477
37,820	*	Acacia Research (Acacia Technologies)	131
9,390		ACCO Brands Corp	54
66,939		ADT, Inc	547
24,977	*	Advanced Disposal Services, Inc	755
83,309	*,g	API Group Corp	1,185
27,574	*	ASGN Inc	1,753
5,145		Barrett Business Services, Inc	270
4,266		BG Staffing, Inc	36
22,496		Brady Corp (Class A)	900
16,522	*	BrightView Holdings, Inc	188
33,001	e	Brink’s Co	1,356
29,675	*	Casella Waste Systems, Inc (Class A)	1,657
35,493	*	CBIZ, Inc	812
18,496	*,e	Ceco Environmental Corp	135
8,021	*	Cimpress plc	603
51,020		Cintas Corp	16,981
30,748	*	Clean Harbors, Inc	1,723
116,214	*	Copart, Inc	12,221
21,937	*	CoStar Group, Inc	18,614
84,474		Covanta Holding Corp	655
7,013		CRA International, Inc	263
27,694		Deluxe Corp	713
49,788	*	Dun & Bradstreet Holdings, Inc	1,278
11,002		Emerald Holding, Inc	22
20,052		Ennis, Inc	350
69,309		Equifax, Inc	10,875
29,463		Exponent, Inc	2,122
7,582	*	Forrester Research, Inc	249
7,620	*	Franklin Covey Co	135
21,634	*	FTI Consulting, Inc	2,293
9,864	*	GP Strategies Corp	95
49,914		Healthcare Services Group	1,075
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
14,300		Heidrick & Struggles International, Inc	$281
8,893	*	Heritage-Crystal Clean, Inc	119
28,968		Herman Miller, Inc	874
31,637		HNI Corp	993
15,850	*	Huron Consulting Group, Inc	623
78,470	*	IAA, Inc	4,086
13,124		ICF International, Inc	808
227,325		IHS Markit Ltd	17,847
25,976		Insperity, Inc	1,701
44,581		Interface, Inc	273
88,200		KAR Auction Services, Inc	1,270
20,372		Kelly Services, Inc (Class A)	347
18,302		Kforce, Inc	589
25,171		Kimball International, Inc (Class B)	265
35,963		Knoll, Inc	434
37,013		Korn/Ferry International	1,073
31,415		Manpower, Inc	2,304
22,585		Matthews International Corp (Class A)	505
10,506		McGrath RentCorp	626
13,300	*	Mistras Group, Inc	52
19,573	e	MSA Safety, Inc	2,626
219,281		Nielsen NV	3,109
4,961		NL Industries, Inc	21
133,127		Pitney Bowes, Inc	707
39,456	*,e	Precigen, Inc	138
21,796		Quad Graphics, Inc	66
117,504		Republic Services, Inc	10,969
20,546		Resources Connection, Inc	237
69,302		Robert Half International, Inc	3,669
85,209		Rollins, Inc	4,617
12,140	*	SP Plus Corp	218
61,807		Steelcase, Inc (Class A)	625
49,051	*	Stericycle, Inc	3,093
20,907	*	Team, Inc	115
29,513		Tetra Tech, Inc	2,818
109,499		TransUnion	9,212
22,121	*	TriNet Group, Inc	1,312
346	*	TrueBlue, Inc	5
8,983		Unifirst Corp	1,701
16,280		US Ecology, Inc	532
91,507		Verisk Analytics, Inc	16,957
15,178		Viad Corp	316
41,530	*	Vivint Smart Home, Inc	709
5,586		VSE Corp	171
247,279		Waste Management, Inc	27,985
5,398	*,e	Willdan Group, Inc	138
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	208,659

CONSUMER DURABLES & APPAREL - 1.5%
15,286		Acushnet Holdings Corp	514
9,880	*	American Outdoor Brands, Inc	129
21,459	*,e	Beazer Homes USA, Inc	283
44,121		Brunswick Corp	2,599
69,841		Callaway Golf Co	1,337
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
68,422	*	Capri Holdings Ltd	$1,232
27,877		Carter’s, Inc	2,414
6,102	*	Cavco Industries, Inc	1,100
13,611	*	Century Communities, Inc	576
14,289		Clarus Corp	202
13,474		Columbia Sportswear Co	1,172
45,716	*	CROCS, Inc	1,953
16,069	*	Deckers Outdoor Corp	3,535
188,748		DR Horton, Inc	14,275
7,865		Escalade, Inc	144
18,783		Ethan Allen Interiors, Inc	254
31,215	*	Fossil Group, Inc	179
82,696	*	Garmin Ltd	7,845
4,831	*	G-III Apparel Group Ltd	63
74,136	*	GoPro, Inc	336
16,535	*	Green Brick Partners, Inc	266
6,360	e	Hamilton Beach Brands Holding Co	124
201,239		Hanesbrands, Inc	3,170
72,105		Hasbro, Inc	5,965
15,207	*	Helen of Troy Ltd	2,943
7,913		Hooker Furniture Corp	204
13,822	*	Installed Building Products, Inc	1,406
18,443	*,e	iRobot Corp	1,400
3,583		Johnson Outdoors, Inc	293
60,650		KB Home	2,328
30,075		Kontoor Brands, Inc	728
36,137		La-Z-Boy, Inc	1,143
78,980		Leggett & Platt, Inc	3,252
154,377		Lennar Corp (Class A)	12,609
541		Lennar Corp (Class B)	36
12,635	*	LGI Homes, Inc	1,468
7,210		Lifetime Brands, Inc	68
66,278	*	Lululemon Athletica, Inc	21,830
16,714	*	M/I Homes, Inc	770
13,092	*	Malibu Boats, Inc	649
8,407		Marine Products Corp	131
13,690	*	MasterCraft Boat Holdings, Inc	239
199,106	*	Mattel, Inc	2,330
30,198		MDC Holdings, Inc	1,422
22,102	*	Meritage Homes Corp	2,440
31,434	*	Mohawk Industries, Inc	3,068
11,320		Movado Group, Inc	113
3,180		Nacco Industries, Inc (Class A)	58
17,631	*	Nautilus, Inc	303
207,669		Newell Brands Inc	3,564
704,575		Nike, Inc (Class B)	88,452
1,853	*	NVR, Inc	7,566
11,750		Oxford Industries, Inc	474
56,689	*	Peloton Interactive, Inc	5,626
32,179		Polaris Inc	3,036
157,608		Pulte Homes, Inc	7,296
8,506	*	Purple Innovation, Inc	211
40,092		PVH Corp	2,391
30,697		Ralph Lauren Corp	2,086
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
79,579	*	Skechers U.S.A., Inc (Class A)	$2,405
32,514	*	Skyline Champion Corp	870
39,523		Smith & Wesson Brands, Inc	613
45,047	*	Sonos, Inc	684
60,523		Steven Madden Ltd	1,180
12,383		Sturm Ruger & Co, Inc	757
5,163		Superior Uniform Group, Inc	120
144,360		Tapestry, Inc	2,256
67,492	*	Taylor Morrison Home Corp	1,660
26,761	*	Tempur Sealy International, Inc	2,387
69,223		Toll Brothers, Inc	3,368
20,867	*	TopBuild Corp	3,562
65,578	*	TRI Pointe Homes, Inc	1,190
28,980		Tupperware Brands Corp	584
110,698	*	Under Armour, Inc (Class A)	1,243
110,542	*	Under Armour, Inc (Class C)	1,088
10,905	*	Unifi, Inc	140
10,485	*	Universal Electronics, Inc	396
16,444	*	Vera Bradley, Inc	100
193,170		VF Corp	13,570
41,550	*	Vista Outdoor, Inc	838
34,621		Whirlpool Corp	6,366
48,726	e	Wolverine World Wide, Inc	1,259
44,122	*	YETI Holdings, Inc	2,000
		TOTAL CONSUMER DURABLES & APPAREL	280,236

CONSUMER SERVICES - 1.9%
25,118	*,e	Accel Entertainment, Inc	269
33,727	*	Adtalem Global Education, Inc	828
12,233	*	American Public Education, Inc	345
143,934		ARAMARK Holdings Corp	3,807
769	*	Biglari Holdings, Inc (B Shares)	68
15,173		BJ’s Restaurants, Inc	447
44,145		Bloomin’ Brands, Inc	674
61,116		Boyd Gaming Corp	1,876
36,213	*	Bright Horizons Family Solutions	5,506
25,489		Brinker International, Inc	1,089
80,138	*	Caesars Entertainment, Inc	4,492
243,870		Carnival Corp	3,702
11,838		Carriage Services, Inc	264
27,792	*	Carrols Restaurant Group, Inc	179
16,727	*	Century Casinos, Inc	92
31,824	e	Cheesecake Factory	883
72,467	*	Chegg, Inc	5,177
16,253	*	Chipotle Mexican Grill, Inc (Class A)	20,214
17,380	e	Choice Hotels International, Inc	1,494
20,586		Churchill Downs, Inc	3,372
12,474	*	Chuy’s Holdings, Inc	244
5,424		Collectors Universe	268
15,120		Cracker Barrel Old Country Store, Inc	1,734
77,856		Darden Restaurants, Inc	7,843
16,608	e	Dave & Buster’s Entertainment, Inc	252
23,487	*	Del Taco Restaurants, Inc	193
41,277	*	Denny’s Corp	413
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
10,362		Dine Brands Global Inc.	$566
21,807		Domino’s Pizza, Inc	9,274
43,173		Dunkin Brands Group, Inc	3,536
14,501	*	El Pollo Loco Holdings, Inc	235
45,885	*	Everi Holdings, Inc	378
105,919		Extended Stay America, Inc	1,266
20,469	*	Fiesta Restaurant Group, Inc	192
11,421		Franchise Group, Inc	290
54,509	*	frontdoor, Inc	2,121
7,389	*	Golden Entertainment, Inc	102
1,652		Graham Holdings Co	668
26,419	*	Grand Canyon Education, Inc	2,112
98,961		H&R Block, Inc	1,612
49,665	*	Hilton Grand Vacations, Inc	1,042
163,465		Hilton Worldwide Holdings, Inc	13,947
76,812	*	Houghton Mifflin Harcourt Co	133
24,452		Hyatt Hotels Corp	1,305
76,027	e	International Game Technology plc	846
14,716	e	Jack in the Box, Inc	1,167
26,055	*	K12, Inc	686
189,050		Las Vegas Sands Corp	8,821
62,559	*	Laureate Education, Inc	831
10,890	*	Lindblad Expeditions Holdings, Inc	93
160,967		Marriott International, Inc (Class A)	14,902
24,090		Marriott Vacations Worldwide Corp	2,188
432,601		McDonald’s Corp	94,952
281,649		MGM Resorts International	6,126
7,140	*	Monarch Casino & Resort, Inc	318
2,378		Nathan’s Famous, Inc	122
8,091	*	Noodles & Co	56
153,189	*,e	Norwegian Cruise Line Holdings Ltd	2,621
29,338	e	OneSpaWorld Holdings Ltd	191
18,811		Papa John’s International, Inc	1,548
76,441	*,e	Penn National Gaming, Inc	5,557
46,334	*	Perdoceo Education Corp	567
51,866	*	Planet Fitness, Inc	3,196
10,854	*	PlayAGS, Inc	38
6,547	e	RCI Hospitality Holdings, Inc	133
9,211	*,e	Red Robin Gourmet Burgers, Inc	121
5,884		Red Rock Resorts, Inc	101
27,109	*,e	Regis Corp	166
106,238		Royal Caribbean Cruises Ltd	6,877
21,790		Ruth’s Hospitality Group Inc	241
37,197	*	Scientific Games Corp (Class A)	1,298
30,308	*	SeaWorld Entertainment, Inc	598
95,406		Service Corp International	4,024
15,620	*,e	Shake Shack, Inc	1,007
48,601		Six Flags Entertainment Corp	987
679,843		Starbucks Corp	58,412
11,328		Strategic Education, Inc	1,036
21,327	*	Target Hospitality Corp	26
86,396	*	Terminix Global Holdings, Inc	3,445
40,109	e	Texas Roadhouse, Inc (Class A)	2,438
13,497	e	Twin River Worldwide Holdings Inc	354
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,348		Vail Resorts, Inc	$4,996
107,288		Wendy’s	2,392
17,626		Wingstop, Inc	2,409
26,120	*	WW International Inc	493
42,519		Wyndham Destinations, Inc	1,308
58,768		Wyndham Hotels & Resorts, Inc	2,968
58,587		Wynn Resorts Ltd	4,207
221,986		Yum China Holdings, Inc	11,754
172,373		Yum! Brands, Inc	15,738
		TOTAL CONSUMER SERVICES	376,859

DIVERSIFIED FINANCIALS - 3.2%
24,496		Affiliated Managers Group, Inc	1,675
341,429		AGNC Investment Corp	4,749
8,948		Alerus Financial Corp	175
234,210		Ally Financial, Inc	5,872
379,661		American Express Co	38,061
69,686		Ameriprise Financial, Inc	10,739
885,022		Annaly Capital Management, Inc	6,301
70,479		Anworth Mortgage Asset Corp	116
68,911		Apollo Commercial Real Estate Finance, Inc	621
102,107		Apollo Global Management, Inc	4,569
61,262	e	Arbor Realty Trust, Inc	703
22,112		Ares Commercial Real Estate Corp	202
58,699		Ares Management Corp	2,373
16,506	e	Arlington Asset Investment Corp (Class A)	47
26,163		ARMOUR Residential REIT, Inc	249
32,135		Artisan Partners Asset Management, Inc	1,253
8,796	*	Assetmark Financial Holdings, Inc	191
4,316		Associated Capital Group, Inc	156
10,240		B. Riley Financial, Inc	257
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	261
462,983		Bank of New York Mellon Corp	15,899
166,153		BGC Partners, Inc (Class A)	399
85,115		BlackRock, Inc	47,967
73,790	e	Blackstone Mortgage Trust, Inc	1,621
30,473	*	Blucora, Inc	287
40,173		Brightsphere Investment Group, Inc	518
76,557	e	Broadmark Realty Capital, Inc	755
16,951	*,†	Calamos Asset Management, Inc	0
48,331	*	Cannae Holdings, Inc	1,801
267,933		Capital One Financial Corp	19,254
71,072		Capstead Mortgage Corp	399
69,672		Carlyle Group, Inc	1,719
68,387		CBOE Global Markets, Inc	6,000
668,522		Charles Schwab Corp	24,221
7,464		Cherry Hill Mortgage Investment Corp	67
94,757		Chimera Investment Corp	777
207,704		CME Group, Inc	34,751
15,440		Cohen & Steers, Inc	861
7,402		Colony Credit Real Estate, Inc	36
18,127		Cowen Group, Inc	295
6,049	*,e	Credit Acceptance Corp	2,048
7,834	e	Curo Group Holdings Corp	55
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
2,179		Diamond Hill Investment Group, Inc	$275
185,611		Discover Financial Services	10,725
19,156	*	Donnelley Financial Solutions, Inc	256
11,107	e	Dynex Capital, Inc	169
123,250		E*TRADE Financial Corp	6,169
64,523		Eaton Vance Corp	2,462
17,423		Ellington Financial Inc	214
17,368	*,e	Encore Capital Group, Inc	670
23,911	*	Enova International, Inc	392
210,922		Equitable Holdings, Inc	3,847
29,096		Evercore Inc	1,905
38,445	*	Ezcorp, Inc (Class A)	193
21,287		Factset Research Systems, Inc	7,129
68,886		Federated Investors, Inc (Class B)	1,482
24,222		FirstCash, Inc	1,386
12,579	*	Focus Financial Partners, Inc	412
162,178		Franklin Resources, Inc	3,300
4,049		GAMCO Investors, Inc (Class A)	47
190,113		Goldman Sachs Group, Inc	38,207
31,227	e	Granite Point Mortgage Trust, Inc	221
9,250		Great Ajax Corp	77
33,057	*	Green Dot Corp	1,673
19,893		Greenhill & Co, Inc	226
10,099		Hamilton Lane, Inc	652
35,286		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,491
25,893		Houlihan Lokey, Inc	1,529
47,028		Interactive Brokers Group, Inc (Class A)	2,273
312,004		Intercontinental Exchange Group, Inc	31,216
173,085		Invesco Ltd	1,975
100,745	e	Invesco Mortgage Capital, Inc	273
149,295		Jefferies Financial Group, Inc	2,687
305,123		KKR & Co, Inc	10,478
7,773	e	KKR Real Estate Finance Trust, Inc	128
49,932		Ladder Capital Corp	355
61,713		Lazard Ltd (Class A)	2,040
42,896	*,e	LendingClub Corp	202
49,263		LPL Financial Holdings, Inc	3,777
22,099		MarketAxess Holdings, Inc	10,643
6,533		Marlin Business Services Corp	46
270,747		MFA Financial Inc	726
26,390		Moelis & Co	927
93,705		Moody’s Corp	27,160
637,901		Morgan Stanley	30,842
9,849		Morningstar, Inc	1,582
47,531		MSCI, Inc (Class A)	16,958
66,042		Nasdaq Inc	8,104
72,560		Navient Corp	613
14,990		Nelnet, Inc (Class A)	903
231,837		New Residential Investment Corp	1,843
225,109		New York Mortgage Trust, Inc	574
22,218	*,†	NewStar Financial, Inc	5
107,408		Northern Trust Corp	8,375
37,084		OneMain Holdings, Inc	1,159
11,565	*	Oportun Financial Corp	136
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,363		Oppenheimer Holdings, Inc	$164
23,694		Orchid Island Capital, Inc	119
47,765		PennyMac Mortgage Investment Trust	768
17,372	*	Pico Holdings, Inc	156
10,272		Piper Jaffray Cos	750
13,025		PJT Partners, Inc	789
33,753	*	PRA Group, Inc	1,348
9,591		Pzena Investment Management, Inc (Class A)	51
66,436		Raymond James Financial, Inc	4,834
11,012		Ready Capital Corp	123
49,700		Redwood Trust, Inc	374
8,577	*	Regional Management Corp	143
139,405		S&P Global, Inc	50,269
16,951		Safeguard Scientifics, Inc	93
57,054		Santander Consumer USA Holdings, Inc	1,038
10,879		Sculptor Capital Management, Inc	128
58,985		SEI Investments Co	2,992
5,338		Silvercrest Asset Management Group, Inc	56
211,103		SLM Corp	1,708
153,692		Starwood Property Trust, Inc	2,319
202,294		State Street Corp	12,002
38,350		Stifel Financial Corp	1,939
11,369	*	StoneX Group, Inc	582
348,966		Synchrony Financial	9,132
131,257		T Rowe Price Group, Inc	16,830
142,397		TD Ameritrade Holding Corp	5,575
7,897		TPG RE Finance Trust, Inc	67
49,135		Tradeweb Markets, Inc	2,850
174,270		Two Harbors Investment Corp	887
37,412		Virtu Financial, Inc	861
4,800		Virtus Investment Partners, Inc	665
74,871		Voya Financial, Inc	3,589
22,709		Waddell & Reed Financial, Inc (Class A)	337
28,538	e	Western Asset Mortgage Capital Corp	58
5,409		Westwood Holdings Group, Inc	60
84,317		WisdomTree Investments, Inc	270
4,248	*,e	World Acceptance Corp	448
		TOTAL DIVERSIFIED FINANCIALS	613,783

ENERGY - 1.9%
146,439		Antero Midstream Corp	786
132,421	*,e	Antero Resources Corp	364
241,520		Apache Corp	2,287
9,586	*	Arch Resources, Inc	407
85,865		Archrock, Inc	462
20,832		Ardmore Shipping Corp	74
372,296		Baker Hughes Co	4,948
36,376		Berry Petroleum Co LLC	115
14,562	*	Bonanza Creek Energy, Inc	274
10,396		Brigham Minerals, Inc	93
4,788	*	Bristow Group, Inc	102
217,282		Cabot Oil & Gas Corp	3,772
16,011		Cactus, Inc	307
110,556	*	ChampionX Corp	883
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
138,494	*	Cheniere Energy, Inc	$6,408
1,086,870		Chevron Corp	78,255
49,611		Cimarex Energy Co	1,207
96,211	*	Clean Energy Fuels Corp	239
64,119	*	CNX Resources Corp	605
109,609		Concho Resources, Inc	4,836
630,219		ConocoPhillips	20,696
20,666	*,e	CONSOL Energy, Inc	92
53,393	*,e	Contango Oil & Gas Co	72
32,957	e	Continental Resources, Inc	405
11,149		CVR Energy, Inc	138
26,329		Delek US Holdings, Inc	293
242,317	*	Devon Energy Corp	2,292
55,111		DHT Holdings, Inc	284
14,000	*	Diamond S Shipping Inc	96
92,205		Diamondback Energy, Inc	2,777
9,586		DMC Global, Inc	316
20,589	*	Dorian LPG Ltd	165
27,635	*	Dril-Quip, Inc	684
7,121	*	Earthstone Energy, Inc	18
155,692	e	EnCana Corp	1,270
56,201	*,e	Energy Fuels, Inc	94
335,801		EOG Resources, Inc	12,069
153,612		EQT Corp	1,986
246,829		Equitrans Midstream Corp	2,088
17,517		Evolution Petroleum Corp	39
23,313	*	Exterran Corp	97
2,469,942	d	Exxon Mobil Corp	84,793
24,885		Falcon Minerals Corp	61
36,662	*	Frank’s International NV	56
70,150	e	Frontline Ltd	456
69,477	*	Golar LNG Ltd	421
26,945	*,e	Green Plains Inc	417
109,431	*	Gulfport Energy Corp	58
533,070		Halliburton Co	6,424
100,808	*	Helix Energy Solutions Group, Inc	243
52,744		Helmerich & Payne, Inc	773
170,660		Hess Corp	6,985
97,848		HollyFrontier Corp	1,929
20,967		International Seaways, Inc	306
1,120,745		Kinder Morgan, Inc	13,819
234,852		Kosmos Energy Ltd	229
9,873		Liberty Oilfield Services, Inc	79
65,268	*	Magnolia Oil & Gas Corp	337
503,108		Marathon Oil Corp	2,058
387,559		Marathon Petroleum Corp	11,371
64,577	*	Matador Resources Co	533
19,934	*	Matrix Service Co	166
4,077	*	Montage Resources Corp	18
86,947		Murphy Oil Corp	776
4,061	e	Nabors Industries Ltd	99
256,371		National Oilwell Varco, Inc	2,323
63,344	*	Newpark Resources, Inc	67
76,759	*	NexTier Oilfield Solutions, Inc	142
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
284,931		Noble Energy, Inc	$2,436
68,002		Nordic American Tankers Ltd	237
468,293		Occidental Petroleum Corp	4,688
71,446	*	Oceaneering International, Inc	252
38,178	*	Oil States International, Inc	104
254,378		ONEOK, Inc	6,609
26,237	*	Overseas Shipholding Group, Inc	56
23,180	*	Par Pacific Holdings, Inc	157
177,587	e	Parsley Energy, Inc	1,662
150,779		Patterson-UTI Energy, Inc	430
14,770		PBF Energy, Inc	84
44,499	*	PDC Energy, Inc	552
54,624		Peabody Energy Corp	126
10,090	*,e	Penn Virginia Corp	99
261,435		Phillips 66	13,553
93,446		Pioneer Natural Resources Co	8,035
48,018	*	ProPetro Holding Corp	195
139,657		Range Resources Corp	925
10,017	*,e	Renewable Energy Group, Inc	535
4,186	*	Rex American Resources Corp	275
42,512	*	RPC, Inc	112
832,069		Schlumberger Ltd	12,947
12,739	e	Scorpio Tankers, Inc	141
11,768	*	SEACOR Holdings, Inc	342
6,869	*	Select Energy Services, Inc	26
45,041		SFL Corp Ltd	337
80,594		SM Energy Co	128
6,855		Solaris Oilfield Infrastructure, Inc	44
264,381	*	Southwestern Energy Co	621
13,911	*	Talos Energy, Inc	90
141,390		Targa Resources Investments, Inc	1,984
39,279	*,e	Tellurian, Inc	31
16,234	*	Tidewater, Inc	109
95,169	*,e	Uranium Energy Corp	95
58,687		US Silica Holdings, Inc	176
246,390		Valero Energy Corp	10,674
14,396	*,e	W&T Offshore, Inc	26
728,131		Williams Cos, Inc	14,308
29,960		World Fuel Services Corp	635
284,313	*	WPX Energy, Inc	1,393
		TOTAL ENERGY	372,563

FOOD & STAPLES RETAILING - 1.4%
26,613	*,e	Albertsons Cos, Inc	369
19,849		Andersons, Inc	381
22,168		Casey’s General Stores, Inc	3,938
14,374	*	Chefs’ Warehouse Holdings, Inc	209
256,259		Costco Wholesale Corp	90,972
32,707	*	Grocery Outlet Holding Corp	1,286
21,180	*,e	HF Foods Group Inc	140
10,217	e	Ingles Markets, Inc (Class A)	389
455,584		Kroger Co	15,449
6,410		Natural Grocers by Vitamin C	63
70,016	*	Performance Food Group Co	2,424
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
14,866		Pricesmart, Inc	$988
38,176	*,e	Rite Aid Corp	362
27,344		SpartanNash Co	447
72,919	*	Sprouts Farmers Market, Inc	1,526
284,759		SYSCO Corp	17,718
36,929	*	United Natural Foods, Inc	549
129,589	*	US Foods Holding Corp	2,879
4,843		Village Super Market (Class A)	119
424,412		Walgreens Boots Alliance, Inc	15,245
809,715		Walmart, Inc	113,287
4,684		Weis Markets, Inc	225
		TOTAL FOOD & STAPLES RETAILING	268,965

FOOD, BEVERAGE & TOBACCO - 3.1%
2,296		Alico, Inc	66
1,087,441		Altria Group, Inc	42,019
314,593		Archer-Daniels-Midland Co	14,625
48,393	e	B&G Foods, Inc (Class A)	1,344
29,996	*,e	Beyond Meat, Inc	4,981
4,644	*,e	Boston Beer Co, Inc (Class A)	4,102
21,579		Brown-Forman Corp (Class A)	1,482
99,618		Brown-Forman Corp (Class B)	7,503
82,637		Bunge Ltd	3,777
11,455		Calavo Growers, Inc	759
22,629	*	Cal-Maine Foods, Inc	868
99,585		Campbell Soup Co	4,817
20,431	*,e	Celsius Holdings, Inc	464
2,251,099		Coca-Cola Co	111,137
3,092		Coca-Cola Consolidated Inc	744
277,399		ConAgra Brands, Inc	9,906
91,830		Constellation Brands, Inc (Class A)	17,403
7,653	*	Craft Brewers Alliance, Inc	126
96,358	*	Darling International, Inc	3,472
5,320	*	Farmer Bros Co	24
103,413		Flowers Foods, Inc	2,516
20,613		Fresh Del Monte Produce, Inc	472
23,047	*	Freshpet, Inc	2,573
354,822		General Mills, Inc	21,885
50,738	*	Hain Celestial Group, Inc	1,740
86,018		Hershey Co	12,330
153,581		Hormel Foods Corp	7,509
57,996	*	Hostess Brands, Inc	715
34,138		Ingredion, Inc	2,584
10,369		J&J Snack Foods Corp	1,352
62,685		J.M. Smucker Co	7,241
5,780		John B. Sanfilippo & Son, Inc	436
142,937		Kellogg Co	9,232
204,467		Keurig Dr Pepper, Inc	5,643
370,323		Kraft Heinz Co	11,091
86,473		Lamb Weston Holdings, Inc	5,731
13,060		Lancaster Colony Corp	2,335
19,323	*	Landec Corp	188
8,386		Limoneira Co	120
71,411		McCormick & Co, Inc	13,861
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,193	e	MGP Ingredients, Inc	$365
100,662		Molson Coors Brewing Co (Class B)	3,378
815,301		Mondelez International, Inc	46,839
213,341	*	Monster Beverage Corp	17,110
8,574	e	National Beverage Corp	583
46,743	*	NewAge, Inc	81
808,903		PepsiCo, Inc	112,114
902,978		Philip Morris International, Inc	67,714
2,181	*	Pilgrim’s Pride Corp	33
35,377	*	Post Holdings, Inc	3,042
92,946		Primo Water Corp	1,320
11,652		Sanderson Farms, Inc	1,375
192		Seaboard Corp	545
5,451	*	Seneca Foods Corp	195
40,880	*	Simply Good Foods Co	901
11,646	e	Tootsie Roll Industries, Inc	360
29,630	*	TreeHouse Foods, Inc	1,201
4,760		Turning Point Brands, Inc	133
167,956		Tyson Foods, Inc (Class A)	9,990
14,454		Universal Corp	605
53,131		Vector Group Ltd	515
		TOTAL FOOD, BEVERAGE & TOBACCO	607,572

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
45,310	*	1Life Healthcare, Inc	1,285
1,007,521		Abbott Laboratories	109,649
25,665	*	Abiomed, Inc	7,111
56,824	*	Acadia Healthcare Co, Inc	1,675
6,707	*	Accolade, Inc	261
58,290	*	Accuray, Inc	140
5,674	*	Acutus Medical, Inc	169
14,403	*	AdaptHealth Corp	314
5,501	*	Addus HomeCare Corp	520
44,769	*	Align Technology, Inc	14,656
133,589	*	Allscripts Healthcare Solutions, Inc	1,087
19,731	*	Amedisys, Inc	4,665
6,596	*,e	American Renal Associates Holdings, Inc	46
83,564		AmerisourceBergen Corp	8,099
31,962	*	AMN Healthcare Services, Inc	1,869
26,107	*	Angiodynamics, Inc	315
104,354	*	Antares Pharma, Inc	282
147,119		Anthem, Inc	39,515
16,786	*,e	Apollo Medical Holdings, Inc	301
22,609	*	AtriCure, Inc	902
1,019		Atrion Corp	638
33,829	*,e	Avanos Medical, Inc	1,124
18,090	*,e	AxoGen, Inc	210
9,978	*,e	Axonics Modulation Technologies, Inc	509
298,204		Baxter International, Inc	23,982
160,255		Becton Dickinson & Co	37,288
7,927	*	BioLife Solutions Inc	229
19,708	*	BioTelemetry, Inc	898
829,805	*	Boston Scientific Corp	31,707
135,933	*	Brookdale Senior Living, Inc	345
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
25,974		Cantel Medical Corp	$1,141
164,290		Cardinal Health, Inc	7,713
23,626	*	Cardiovascular Systems, Inc	930
325,464	*	Centene Corp	18,984
177,815		Cerner Corp	12,854
71,510	*	Cerus Corp	448
138,891	*	Change Healthcare, Inc	2,015
9,197		Chemed Corp	4,418
210,703		Cigna Corp	35,695
15,433	*,e	Co-Diagnostics, Inc	210
49,106	*	Community Health Systems, Inc	207
8,700		Computer Programs & Systems, Inc	240
19,875	e	Conmed Corp	1,564
26,916		Cooper Cos, Inc	9,074
7,512	*	Corvel Corp	642
39,829	*	Covetrus, Inc	972
25,224	*	Cross Country Healthcare, Inc	164
23,064	*	CryoLife, Inc	426
16,944	*,e	CryoPort, Inc	803
10,004	*	Cutera, Inc	190
759,928		CVS Health Corp	44,380
19,235	*	CytoSorbents Corp	153
363,514		Danaher Corp	78,275
46,937	*	DaVita, Inc	4,020
130,875		Dentsply Sirona, Inc	5,723
53,725	*	DexCom, Inc	22,147
356,297	*	Edwards Lifesciences Corp	28,440
54,203		Encompass Health Corp	3,522
25,058		Ensign Group, Inc	1,430
90,976	*	Envista Holdings Corp	2,245
27,058	*	Enzo Biochem, Inc	57
45,708	*	Evolent Health, Inc	567
30,765	*	GenMark Diagnostics, Inc	437
20,642	*,e	Glaukos Corp	1,022
48,523	*	Globus Medical, Inc	2,403
44,457	*	Guardant Health, Inc	4,969
31,065	*	Haemonetics Corp	2,710
23,398	*	Hanger Inc	370
155,945		HCA Healthcare, Inc	19,443
11,667	*,e	Health Catalyst, Inc	427
41,555	*	HealthEquity, Inc	2,135
18,780	*	HealthStream, Inc	377
82,116	*	Henry Schein, Inc	4,827
4,605	*	Heska Corp	455
36,164		Hill-Rom Holdings, Inc	3,020
44,045	*	HMS Holdings Corp	1,055
143,873	*	Hologic, Inc	9,563
76,607		Humana, Inc	31,707
10,885	*	ICU Medical, Inc	1,989
49,115	*	IDEXX Laboratories, Inc	19,308
4,432	*	Inari Medical, Inc	306
12,244	*,e	Inogen, Inc	355
43,464	*	Inovalon Holdings, Inc	1,150
15,579	*	Inspire Medical Systems, Inc	2,010
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
38,127	*	Insulet Corp	$9,020
22,691	*	Integer Holding Corp	1,339
34,017	*	Integra LifeSciences Holdings Corp	1,606
4,136	*	IntriCon Corp	50
66,831	*	Intuitive Surgical, Inc	47,419
23,110		Invacare Corp	174
16,105	*	iRhythm Technologies, Inc	3,835
56,682	*	Laboratory Corp of America Holdings	10,672
34,223	*	Lantheus Holdings, Inc	434
9,523		LeMaitre Vascular, Inc	310
17,004	*	LHC Group, Inc	3,614
33,006	*	LivaNova plc	1,492
31,655	*	Livongo Health, Inc	4,433
16,931	*	Magellan Health Services, Inc	1,283
29,131	*	Masimo Corp	6,877
94,443		McKesson Corp	14,065
43,753	*	MEDNAX, Inc	712
778,786		Medtronic plc	80,931
31,965	*	Meridian Bioscience, Inc	543
35,220	*	Merit Medical Systems, Inc	1,532
2,255		Mesa Laboratories, Inc	574
33,870	*	Molina Healthcare, Inc	6,200
7,753		National Healthcare Corp	483
5,598		National Research Corp	275
24,197	*	Natus Medical, Inc	414
35,733	*	Neogen Corp	2,796
19,942	*	Nevro Corp	2,778
37,773	*	NextGen Healthcare, Inc	481
54,721	*	Novocure Ltd	6,091
36,380	*	NuVasive, Inc	1,767
10,001	*	Oak Street Health, Inc	534
26,681	*	Omnicell, Inc	1,992
4,594	*,e	Ontrak, Inc	276
21,564	*	Option Care Health, Inc	288
40,487	*	OraSure Technologies, Inc	493
12,159	*	Orthofix Medical Inc	379
5,177	*,e	OrthoPediatrics Corp	238
43,714		Owens & Minor, Inc	1,098
57,408	e	Patterson Cos, Inc	1,384
17,723	*	Pennant Group, Inc	683
17,918	*	Penumbra, Inc	3,483
5,304	*,e	PetIQ, Inc	175
16,748	*	Phreesia, Inc	538
70,546	*	PPD, Inc	2,610
33,935		Premier, Inc	1,114
15,686	*,e	Progyny, Inc	462
8,662	*	Providence Service Corp	805
1,366	*,e	Pulse Biosciences, Inc	16
76,286		Quest Diagnostics, Inc	8,734
20,943	*	Quidel Corp	4,594
36,034	*	Quotient Ltd	185
72,154	*	R1 RCM, Inc	1,237
25,914	*	RadNet, Inc	398
83,296		Resmed, Inc	14,279
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
37,335	*,e	Rockwell Medical, Inc	$40
15,644	*	SeaSpine Holdings Corp	224
77,335	*	Select Medical Holdings Corp	1,610
15,867	*	Shockwave Medical Inc	1,203
10,272	*	SI-BONE, Inc	244
10,185	*,e	Sientra, Inc	35
18,916	*	Silk Road Medical Inc	1,271
7,680		Simulations Plus, Inc	579
26,141	*	Staar Surgical Co	1,479
46,976		STERIS plc	8,277
202,312		Stryker Corp	42,156
38,631	*	Surgalign Holdings, Inc	70
13,353	*	Surgery Partners, Inc	292
10,275	*	SurModics, Inc	400
6,560	*,e	Tabula Rasa HealthCare, Inc	267
6,719	*	Tactile Systems Technology, Inc	246
35,006	*	Tandem Diabetes Care, Inc	3,973
44,411	*,e	Teladoc, Inc	9,737
26,634		Teleflex, Inc	9,067
59,665	*	Tenet Healthcare Corp	1,462
30,967	*,e	Tivity Health, Inc	434
11,786	*	Transmedics Group, Inc	162
18,960	*	Triple-S Management Corp (Class B)	339
548,416		UnitedHealth Group, Inc	170,980
44,084		Universal Health Services, Inc (Class B)	4,718
9,158	e	US Physical Therapy, Inc	796
2,349	e	Utah Medical Products, Inc	188
7,211	*	Vapotherm, Inc	209
27,229	*	Varex Imaging Corp	346
52,486	*	Varian Medical Systems, Inc	9,028
77,535	*	Veeva Systems, Inc	21,802
20,450	*,e	Viemed Healthcare, Inc	177
19,827	*,e	ViewRay, Inc	69
20,093	*,e	Vocera Communications, Inc	584
44,107		West Pharmaceutical Services, Inc	12,125
76,096	*,e	Wright Medical Group NV	2,324
120,493		Zimmer Biomet Holdings, Inc	16,404
9,856	e	Zynex Inc	172
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,271,162

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
25,021	*	BellRing Brands, Inc	519
7,431	*,e	Central Garden & Pet Co	297
24,471	*	Central Garden and Pet Co (Class A)	884
139,764		Church & Dwight Co, Inc	13,097
72,404		Clorox Co	15,217
489,168		Colgate-Palmolive Co	37,739
215,270		Coty, Inc	581
41,449	*	Edgewell Personal Care Co	1,156
15,146	*	elf Beauty, Inc	278
37,105		Energizer Holdings, Inc	1,452
126,654		Estee Lauder Cos (Class A)	27,642
60,686	*	Herbalife Nutrition Ltd	2,831
12,258		Inter Parfums, Inc	458
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
196,070		Kimberly-Clark Corp	$28,952
7,966		Medifast, Inc	1,310
5,868	*	Nature’s Sunshine Products, Inc	68
36,417		Nu Skin Enterprises, Inc (Class A)	1,824
3,981		Oil-Dri Corp of America	143
1,415,717		Procter & Gamble Co	196,771
8,319	*,e	Revlon, Inc (Class A)	53
29,272		Reynolds Consumer Products Inc	896
27,100		Spectrum Brands Holdings, Inc	1,549
8,349	*	USANA Health Sciences, Inc	615
7,178		WD-40 Co	1,359
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	335,691

INSURANCE - 3.2%
425,457		Aflac, Inc	15,465
8,152		Alleghany Corp	4,243
181,931		Allstate Corp	17,127
32,424	*	AMBAC Financial Group, Inc	414
39,602		American Equity Investment Life Holding Co	871
43,725		American Financial Group, Inc	2,929
496,335		American International Group, Inc	13,664
5,469		American National Group, Inc	369
13,468		Amerisafe, Inc	772
131,957		Aon plc	27,223
229,608	*	Arch Capital Group Ltd	6,716
24,041	*	Argo Group International Holdings Ltd	828
108,100		Arthur J. Gallagher & Co	11,413
35,672		Assurant, Inc	4,327
36,683		Assured Guaranty Ltd	788
69,091	*	Athene Holding Ltd	2,355
49,119		Axis Capital Holdings Ltd	2,163
1,113,115	*	Berkshire Hathaway, Inc (Class B)	237,027
37,914	*	Brighthouse Financial, Inc	1,020
131,778		Brown & Brown, Inc	5,966
11,865	*	BRP Group, Inc	296
259,826		Chubb Ltd	30,171
89,646		Cincinnati Financial Corp	6,990
32,879	*,e	Citizens, Inc (Class A)	182
6,112		CNA Financial Corp	183
66,761		Conseco, Inc	1,071
7,812		Donegal Group, Inc (Class A)	110
15,165	*	eHealth, Inc	1,198
23,170		Employers Holdings, Inc	701
5,156	*	Enstar Group Ltd	833
15,223		Erie Indemnity Co (Class A)	3,201
24,282		Everest Re Group Ltd	4,797
7,071		FBL Financial Group, Inc (Class A)	341
10,321		FedNat Holding Co	65
168,274		Fidelity National Financial Inc	5,269
67,815		First American Financial Corp	3,452
311,286	*	Genworth Financial, Inc (Class A)	1,043
59,180		Globe Life, Inc	4,728
24,045	*	GoHealth, Inc	313
6,616		Goosehead Insurance, Inc	573
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
20,683	*,e	Greenlight Capital Re Ltd (Class A)	$139
22,092		Hanover Insurance Group, Inc	2,058
216,161		Hartford Financial Services Group, Inc	7,968
5,533		HCI Group, Inc	273
18,411		Heritage Insurance Holdings, Inc	186
29,606		Horace Mann Educators Corp	989
5,237		Independence Holding Co	197
1,119		Investors Title Co	146
12,617		James River Group Holdings Ltd	562
38,336		Kemper Corp	2,562
10,502		Kinsale Capital Group, Inc	1,997
7,374	*,e	Lemonade, Inc	367
108,445		Lincoln National Corp	3,398
126,990		Loews Corp	4,413
7,794	*	Markel Corp	7,589
293,121		Marsh & McLennan Cos, Inc	33,621
59,989	*	MBIA, Inc	364
20,342		Mercury General Corp	842
445,603		Metlife, Inc	16,563
35,673		National General Holdings Corp	1,204
1,551		National Western Life Group, Inc	283
7,308	*	NI Holdings, Inc	123
167,351		Old Republic International Corp	2,467
7,880	*	Palomar Holdings, Inc	821
23,895		Primerica, Inc	2,703
160,225		Principal Financial Group	6,452
37,307		ProAssurance Corp	583
338,974		Progressive Corp	32,091
6,904		Protective Insurance Corp	91
227,351		Prudential Financial, Inc	14,441
37,637		Reinsurance Group of America, Inc (Class A)	3,583
28,312		RenaissanceRe Holdings Ltd	4,806
23,570		RLI Corp	1,973
11,093		Safety Insurance Group, Inc	766
35,222		Selective Insurance Group, Inc	1,814
18,354	*	Selectquote, Inc	372
11,039		State Auto Financial Corp	152
15,315		Stewart Information Services Corp	670
51,271	*	Third Point Reinsurance Ltd	356
22,143		Tiptree Inc	110
147,161		Travelers Cos, Inc	15,921
15,868	*	Trupanion, Inc	1,252
16,104		United Fire Group Inc	327
12,682		United Insurance Holdings Corp	77
22,402		Universal Insurance Holdings, Inc	310
87,659		Unum Group	1,475
83,367		W.R. Berkley Corp	5,098
13,074	*	Watford Holdings Ltd	300
1,751		White Mountains Insurance Group Ltd	1,364
73,934		Willis Towers Watson plc	15,439
		TOTAL INSURANCE	622,855

MATERIALS - 2.8%
15,014	e	Advanced Emissions Solutions, Inc	61
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
22,501	*	AdvanSix, Inc	$290
128,022		Air Products & Chemicals, Inc	38,133
60,026	e	Albemarle Corp	5,359
122,406	*	Alcoa Corp	1,424
78,013	*	Allegheny Technologies, Inc	680
960,658		Amcor plc	10,615
20,501		American Vanguard Corp	269
41,780	*	Amyris, Inc	122
36,989		Aptargroup, Inc	4,187
57,334	*	Arconic Corp	1,092
13,288		Ardagh Group S.A.	187
36,159		Ashland Global Holdings, Inc	2,564
52,341		Avery Dennison Corp	6,691
58,890		Avient Corp	1,558
113,646	*	Axalta Coating Systems Ltd	2,520
19,086		Balchem Corp	1,863
184,827		Ball Corp	15,363
79,377	*	Berry Global Group, Inc	3,835
27,727		Boise Cascade Co	1,107
31,457		Cabot Corp	1,133
31,590		Carpenter Technology Corp	574
68,757		Celanese Corp (Series A)	7,388
36,798	*	Century Aluminum Co	262
127,807		CF Industries Holdings, Inc	3,925
5,158		Chase Corp	492
96,050		Chemours Co	2,008
11,678	*	Clearwater Paper Corp	443
234,932	e	Cleveland-Cliffs, Inc	1,508
15,115	*	CMC Materials, Inc	2,159
119,550	*	Coeur Mining, Inc	882
66,530		Commercial Metals Co	1,329
20,319		Compass Minerals International, Inc	1,206
433,205		Corteva, Inc	12,481
68,490	*	Crown Holdings, Inc	5,264
32,116		Domtar Corp	844
437,855		Dow, Inc	20,601
429,890		DuPont de Nemours, Inc	23,850
24,696		Eagle Materials, Inc	2,132
73,320		Eastman Chemical Co	5,728
143,976		Ecolab, Inc	28,772
159,281	*	Element Solutions, Inc	1,674
60,041	*	Ferro Corp	745
47,286	*,†	Ferroglobe plc	0
71,763		FMC Corp	7,600
844,636		Freeport-McMoRan, Inc (Class B)	13,210
17,819		FutureFuel Corp	203
23,656	*	GCP Applied Technologies, Inc	496
39,231	*	Gold Resource Corp	134
145,764		Graphic Packaging Holding Co	2,054
18,292		Greif, Inc (Class A)	662
3,993		Greif, Inc (Class B)	158
34,325		H.B. Fuller Co	1,571
7,923		Hawkins, Inc	365
9,402		Haynes International, Inc	161
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
335,463		Hecla Mining Co	$1,704
119,837		Huntsman Corp	2,662
30,403	*	Ingevity Corp	1,503
11,273		Innospec, Inc	714
60,340		International Flavors & Fragrances, Inc	7,389
235,393		International Paper Co	9,543
6,735	*	Intrepid Potash, Inc	57
12,178		Kaiser Aluminum Corp	653
15,231	*	Koppers Holdings, Inc	318
21,628	*	Kraton Corp	385
14,288	e	Kronos Worldwide, Inc	184
305,441		Linde plc	72,735
93,236	*	Livent Corp	836
61,245		Louisiana-Pacific Corp	1,807
145,406		LyondellBasell Industries NV	10,250
37,207		Martin Marietta Materials, Inc	8,757
14,781		Materion Corp	769
23,990		Minerals Technologies, Inc	1,226
201,587		Mosaic Co	3,683
18,118		Myers Industries, Inc	240
10,909		Neenah Inc	409
2,464		NewMarket Corp	843
464,145		Newmont Goldcorp Corp	29,450
149,512	*	Novagold Resources Inc	1,778
174,843		Nucor Corp	7,843
90,414		O-I Glass, Inc	957
85,291		Olin Corp	1,056
6,559		Olympic Steel, Inc	75
38,461		Orion Engineered Carbons SA	481
58,185		Packaging Corp of America	6,345
32,454		PH Glatfelter Co	447
134,727		PPG Industries, Inc	16,447
20,162	*	PQ Group Holdings, Inc	207
9,399		Quaker Chemical Corp	1,689
31,957	*	Rayonier Advanced Materials, Inc	102
31,705		Reliance Steel & Aluminum Co	3,235
41,577		Royal Gold, Inc	4,996
73,050		RPM International, Inc	6,051
8,418	*	Ryerson Holding Corp	48
19,399		Schnitzer Steel Industries, Inc (Class A)	373
20,766		Schweitzer-Mauduit International, Inc	631
24,552		Scotts Miracle-Gro Co (Class A)	3,754
93,004		Sealed Air Corp	3,609
23,291		Sensient Technologies Corp	1,345
47,690		Sherwin-Williams Co	33,228
30,024		Silgan Holdings, Inc	1,104
58,033		Sonoco Products Co	2,964
47,834		Southern Copper Corp (NY)	2,165
120,908		Steel Dynamics, Inc	3,462
14,267		Stepan Co	1,555
78,354	*	Summit Materials, Inc	1,296
48,451		SunCoke Energy, Inc	166
29,755	*	TimkenSteel Corp	106
15,246	*	Trecora Resources	94
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,671		Tredegar Corp	$292
23,427		Trinseo S.A.	601
47,159		Tronox Holdings plc	371
31,994		UFP Industries, Inc	1,808
4,630	*	UFP Technologies, Inc	192
1,357		United States Lime & Minerals, Inc	122
113,186	e	United States Steel Corp	831
11,048	*	US Concrete, Inc	321
92,954		Valvoline, Inc	1,770
22,885		Verso Corp	181
80,224		Vulcan Materials Co	10,874
11,178		Warrior Met Coal, Inc	191
24,489		Westlake Chemical Corp	1,548
148,721		WestRock Co	5,167
13,987	*	Worthington Industries, Inc	570
32,691		WR Grace and Co	1,317
		TOTAL MATERIALS	539,816

MEDIA & ENTERTAINMENT - 8.1%
446,693		Activision Blizzard, Inc	36,160
174,390	*	Alphabet, Inc (Class A)	255,586
172,140	*	Alphabet, Inc (Class C)	252,977
172,741	*	Altice USA, Inc	4,491
39,663	e	AMC Entertainment Holdings, Inc	187
16,067	*	AMC Networks, Inc	397
7,321	*,e	Black Diamond Therapeutics, Inc	221
3,042		Cable One, Inc	5,735
15,383	*,e	Cardlytics, Inc	1,086
51,402	*	Cargurus, Inc	1,112
51,951	*	Cars.com, Inc	420
57,360	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	240
86,896	*	Charter Communications, Inc	54,253
76,895		Cinemark Holdings, Inc	769
2,642,640		Comcast Corp (Class A)	122,249
31,610	*	comScore, Inc	64
772	*,e	Daily Journal Corp	187
89,117	*,e	Discovery, Inc (Class A)	1,940
165,600	*	Discovery, Inc (Class C)	3,246
139,918	*	DISH Network Corp (Class A)	4,062
166,899	*	Electronic Arts, Inc	21,765
88,350		Entercom Communications Corp (Class A)	142
50,932		Entravision Communications Corp (Class A)	77
20,620	*,e	Eros International plc	46
23,593	*,e	Eventbrite Inc	256
8,345	*	EverQuote Inc	322
42,935		EW Scripps Co (Class A)	491
1,394,982	*	Facebook, Inc	365,346
10,504	*	Fluent, Inc	26
207,531		Fox Corp (Class A)	5,776
87,909		Fox Corp (Class B)	2,459
6,584	*	Gaia, Inc	65
83,211	e	Gannett Co, Inc	108
54,344	*	Glu Mobile, Inc	417
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
46,930	*	Gray Television, Inc	$646
11,523	*	Hemisphere Media Group, Inc	100
35,623	*,e	iHeartMedia, Inc	289
42,177	*	Imax Corp	504
230,004		Interpublic Group of Cos, Inc	3,834
30,218		John Wiley & Sons, Inc (Class A)	958
7,655	*,e	Liberty Braves Group (Class A)	160
25,374	*	Liberty Braves Group (Class C)	533
12,929	*	Liberty Broadband Corp (Class A)	1,833
58,954	*	Liberty Broadband Corp (Class C)	8,423
15,619	*	Liberty Media Group (Class A)	523
123,792	*	Liberty Media Group (Class C)	4,490
50,898	*	Liberty SiriusXM Group (Class A)	1,688
98,761	*	Liberty SiriusXM Group (Class C)	3,267
53,282	*	Liberty TripAdvisor Holdings, Inc	92
37,150	*	Lions Gate Entertainment Corp (Class A)	352
71,817	*	Lions Gate Entertainment Corp (Class B)	626
88,266	*	Live Nation, Inc	4,756
9,932		Loral Space & Communications, Inc	182
13,200	*	Madison Square Garden Co	1,986
13,200	*	Madison Square Garden Entertainment Corp	904
14,211		Marcus Corp	110
127,795	*	Match Group, Inc	14,141
5,731		Meredith Corp	75
43,336	*,e	MSG Networks, Inc	415
46,358		National CineMedia, Inc	126
247,480	*	Netflix, Inc	123,747
89,935		New York Times Co (Class A)	3,848
232,243		News Corp (Class A)	3,256
86,319		News Corp (Class B)	1,207
26,017		Nexstar Media Group Inc	2,340
120,575		Omnicom Group, Inc	5,968
226,806	*	Pinterest, Inc	9,415
20,643	*	QuinStreet, Inc	327
61,383	*	Roku, Inc	11,589
3,161		Saga Communications, Inc	63
19,984		Scholastic Corp	419
42,650	e	Sinclair Broadcast Group, Inc (Class A)	820
604,849		Sirius XM Holdings, Inc	3,242
76,607	*	Spotify Technology S.A.	18,583
65,316	*	Take-Two Interactive Software, Inc	10,792
12,153	*	TechTarget, Inc	534
119,764		TEGNA, Inc	1,407
15,283	e	Tribune Publishing Co	178
71,015		TripAdvisor, Inc	1,391
44,667	*	TrueCar, Inc	223
447,169	*	Twitter, Inc	19,899
4,594		ViacomCBS, Inc (Class A)	139
313,588		ViacomCBS, Inc (Class B)	8,784
1,052,417		Walt Disney Co	130,584
15,148	*	WideOpenWest, Inc	79
27,047		World Wrestling Entertainment, Inc (Class A)	1,095
41,665	*	Yelp, Inc	837
30,754	*	Zillow Group, Inc (Class A)	3,123
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
76,096	*	Zillow Group, Inc (Class C)	$7,731
549,506	*	Zynga, Inc	5,012
		TOTAL MEDIA & ENTERTAINMENT	1,570,323

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
32,568	*	10X Genomics, Inc	4,061
1,025,279		AbbVie, Inc	89,804
35,579	*	Abeona Therapeutics, Inc	36
70,913	*	Acadia Pharmaceuticals, Inc	2,925
18,841	*,e	Accelerate Diagnostics, Inc	201
27,490	*	Acceleron Pharma, Inc	3,093
41,261	*	Adaptive Biotechnologies Corp	2,007
42,500	*,e	ADMA Biologics, Inc	102
39,587	*	Aduro Biotech, Inc	96
36,900	*	Adverum Biotechnologies, Inc	380
25,056	*	Aeglea BioTherapeutics, Inc	178
21,807	*,e	Aerie Pharmaceuticals, Inc	257
43,765	*	Affimed NV	148
56,789	*	Agenus, Inc	227
179,262		Agilent Technologies, Inc	18,095
34,493	*	Agios Pharmaceuticals, Inc	1,207
25,712	*,e	Aimmune Therapeutics, Inc	886
10,845	*	Akcea Therapeutics, Inc	197
62,063	*	Akebia Therapeutics, Inc	156
6,662	*	Akero Therapeutics, Inc	205
8,375	*	Akouos, Inc	192
6,175	*	Albireo Pharma, Inc	206
34,164	*,†	Alder Biopharmaceuticals Inc	30
19,353	*	Alector, Inc	204
124,174	*	Alexion Pharmaceuticals, Inc	14,209
110,420	*	Alkermes plc	1,830
12,247	*,e	Allakos, Inc	998
28,864	*	Allogene Therapeutics, Inc	1,088
10,335	*	Allovir, Inc	284
68,830	*	Alnylam Pharmaceuticals, Inc	10,022
5,521	*	ALX Oncology Holdings, Inc	208
25,493	*,e	AMAG Pharmaceuticals, Inc	240
344,082		Amgen, Inc	87,452
151,298	*	Amicus Therapeutics, Inc	2,136
53,162	*,e	Amneal Pharmaceuticals, Inc	206
25,774	*	Amphastar Pharmaceuticals, Inc	483
12,566	*	AnaptysBio, Inc	185
30,524	*,e	Anavex Life Sciences Corp	139
5,767	*	ANI Pharmaceuticals, Inc	163
10,943	*	Anika Therapeutics, Inc	387
43,255	*	Apellis Pharmaceuticals, Inc	1,305
7,158	*	Applied Molecular Transport, Inc	228
2,776	*	Applied Therapeutics, Inc	58
4,282	*	Aprea Therapeutics, Inc	103
7,756	*	Arcturus Therapeutics Holdings, Inc	333
20,717	*	Arcus Biosciences, Inc	355
5,644	*,e	Arcutis Biotherapeutics, Inc	165
22,973	*	Ardelyx, Inc	121
33,642	*	Arena Pharmaceuticals, Inc	2,516
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
58,978	*	Arrowhead Pharmaceuticals Inc	$2,540
11,368	*	Arvinas, Inc	268
10,043	*	Assembly Biosciences, Inc	165
34,194	*	Atara Biotherapeutics, Inc	443
28,525	*	Athenex, Inc	345
52,762	*,e	Athersys, Inc	103
12,676	*	Atreca, Inc	177
246,549	*	Avantor, Inc	5,545
33,858	*	Avid Bioservices, Inc	258
9,645	*	Avidity Biosciences, Inc	272
13,157	*,e	Avrobio, Inc	171
15,727	*	Axsome Therapeutics, Inc	1,121
7,336	*,e	Beam Therapeutics, Inc	181
5,427	*	Berkeley Lights, Inc	414
68,998	*	BioCryst Pharmaceuticals, Inc	237
52,671	*	BioDelivery Sciences International, Inc	196
91,613	*	Biogen, Inc	25,989
28,080	*	Biohaven Pharmaceutical Holding Co Ltd	1,825
108,133	*	BioMarin Pharmaceutical, Inc	8,227
12,637	*	Bio-Rad Laboratories, Inc (Class A)	6,514
3,856	*	Biospecifics Technologies Corp	204
23,799		Bio-Techne Corp	5,896
6,302	*	Bioxcel Therapeutics Inc	273
33,689	*	Bluebird Bio, Inc	1,818
28,144	*	Blueprint Medicines Corp	2,609
15,901	*,e	BrainStorm Cell Therapeutics, Inc	269
46,072	*,e	Bridgebio Pharma, Inc	1,729
1,314,254		Bristol-Myers Squibb Co	79,236
63,170		Bruker BioSciences Corp	2,511
21,820	*	Calithera Biosciences, Inc	75
5,849	*,e	Calyxt, Inc	32
19,366	*,e	Cara Therapeutics, Inc	246
21,908	*	CareDx, Inc	831
33,837	*	CASI Pharmaceuticals, Inc	52
6,101	*	Castle Biosciences, Inc	314
90,837	*	Catalent, Inc	7,781
50,782	*	Catalyst Pharmaceuticals, Inc	151
20,222	*,e	CEL-SCI Corp	258
27,950	*	Charles River Laboratories International, Inc	6,329
26,464	*	ChemoCentryx, Inc	1,450
21,853	*	Chiasma, Inc	94
30,594	*	Chimerix, Inc	76
28,650	*,e	Clovis Oncology, Inc	167
23,538	*	Codexis, Inc	276
27,864	*	Coherus Biosciences, Inc	511
16,286	*	Collegium Pharmaceutical, Inc	339
11,239	*	Concert Pharmaceuticals, Inc	110
9,720	*	Constellation Pharmaceuticals, Inc	197
32,828	*,e	Corbus Pharmaceuticals Holdings, Inc	59
65,375	*,e	Corcept Therapeutics, Inc	1,138
7,159	*,e	Cortexyme Inc	358
16,128	*	Crinetics Pharmaceuticals, Inc	253
11,975	*	Cue Biopharma, Inc	180
39,943	*	Cymabay Therapeutics, Inc	289
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
30,153	*	Cytokinetics, Inc	$653
21,311	*	CytomX Therapeutics, Inc	142
22,263	*	Deciphera Pharmaceuticals, Inc	1,142
35,588	*	Denali Therapeutics, Inc	1,275
30,105	*	Dicerna Pharmaceuticals, Inc	542
117,742	*	Durect Corp	201
35,256	*,e	Dynavax Technologies Corp	152
6,368	*	Eagle Pharmaceuticals, Inc	271
24,325	*	Editas Medicine, Inc	683
10,671	*	Eidos Therapeutics, Inc	539
14,062	*	Eiger BioPharmaceuticals, Inc	114
242,355	*	Elanco Animal Health, Inc	6,769
491,420		Eli Lilly & Co	72,740
14,575	*,e	Eloxx Pharmaceuticals, Inc	38
24,015	*	Emergent Biosolutions, Inc	2,481
11,786	*	Enanta Pharmaceuticals, Inc	540
161,263	*	Endo International plc	532
56,660	*,e	Epizyme, Inc	676
9,694	*,e	Esperion Thereapeutics, Inc	360
13,985	*,e	Evofem Biosciences Inc	33
85,635	*	Exact Sciences Corp	8,730
189,826	*	Exelixis, Inc	4,641
42,216	*,e	Fate Therapeutics, Inc	1,687
50,667	*	FibroGen, Inc	2,083
19,800	*	Five Prime Therapeutics, Inc	93
19,463	*,e	Flexion Therapeutics, Inc	203
20,851	*,e	Fluidigm Corp	155
9,293	*	Forma Therapeutics Holdings, Inc	463
16,778	*,e	Frequency Therapeutics, Inc	322
20,311	*	G1 Therapeutics, Inc	235
7,088	*	Generation Bio Co	219
114,325	*,e	Geron Corp	199
733,562		Gilead Sciences, Inc	46,354
36,433	*	Global Blood Therapeutics, Inc	2,009
22,784	*	GlycoMimetics, Inc	70
12,922	*	Gossamer Bio, Inc	160
79,065	*	Halozyme Therapeutics, Inc	2,078
52,161	*,e	Heron Therapeutics, Inc	773
11,341	*	Homology Medicines, Inc	121
109,952	*	Horizon Therapeutics Plc	8,541
2,211	*,e	IGM Biosciences, Inc	163
86,212	*	Illumina, Inc	26,646
65,469	*	Immunogen, Inc	236
124,048	*	Immunomedics, Inc	10,548
11,380	*	Immunovant, Inc	400
110,207	*	Incyte Corp	9,890
55,553	*	Innoviva, Inc	581
85,599	*,e	Inovio Pharmaceuticals, Inc	993
60,247	*	Insmed, Inc	1,936
10,757	*,e	Intellia Therapeutics, Inc	214
12,921	*	Intercept Pharmaceuticals, Inc	536
18,642	*	Intersect ENT, Inc	304
25,348	*	Intra-Cellular Therapies, Inc	650
68,678	*,e	Invitae Corp	2,977
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
79,163	*	Ionis Pharmaceuticals, Inc	$3,756
74,052	*	Iovance Biotherapeutics, Inc	2,438
110,831	*	IQVIA Holdings, Inc	17,470
95,014	*	Ironwood Pharmaceuticals, Inc	855
26,875	*	IVERIC bio, Inc	152
32,370	*	Jazz Pharmaceuticals plc	4,616
1,531,898		Johnson & Johnson	228,069
4,482	*	Jounce Therapeutics, Inc	37
47,099	*	Kadmon Holdings, Inc	185
5,857	*,e	Kala Pharmaceuticals, Inc	44
9,228	*	Karuna Therapeutics, Inc	714
46,110	*,e	Karyopharm Therapeutics, Inc	673
4,158	*	Keros Therapeutics, Inc	160
15,620	*	Kindred Biosciences, Inc	67
11,321	*	Kiniksa Pharmaceuticals Ltd	173
15,063	*,e	Kodiak Sciences, Inc	892
5,660	*	Krystal Biotech Inc	244
31,598	*	Kura Oncology, Inc	968
12,410	*,e	La Jolla Pharmaceutical Co	50
19,506	*,e	Lannett Co, Inc	119
30,110	*,e	Lexicon Pharmaceuticals, Inc	43
8,586	*,e	Ligand Pharmaceuticals, Inc (Class B)	818
31,134		Luminex Corp	817
23,459	*	MacroGenics, Inc	591
3,934	*	Madrigal Pharmaceuticals, Inc	467
94,899	*,e	MannKind Corp	178
6,168	*,e	Marinus Pharmaceuticals, Inc	79
22,034	*,e	MediciNova, Inc	115
17,824	*	Medpace Holdings, Inc	1,992
61,495	*	MEI Pharma, Inc	192
10,086	*	MeiraGTx Holdings plc	134
1,469,193		Merck & Co, Inc	121,870
27,294	*	Mersana Therapeutics, Inc	508
13,612	*	Mettler-Toledo International, Inc	13,146
18,922	*	Minerva Neurosciences, Inc	60
21,876	*	Mirati Therapeutics, Inc	3,633
160,850	*	Moderna, Inc	11,380
33,966	*	Molecular Templates, Inc	371
71,708	*	Momenta Pharmaceuticals, Inc	3,763
8,159	*,e	Morphic Holding, Inc	223
283,232	*	Mylan NV	4,200
29,919	*	MyoKardia, Inc	4,079
46,607	*	Myriad Genetics, Inc	608
22,499	*	NanoString Technologies, Inc	1,006
17,123	*,e	NantKwest, Inc	119
39,201	*	Natera, Inc	2,832
106,507	*	Nektar Therapeutics	1,767
58,635	*	NeoGenomics, Inc	2,163
17,673	*	Neoleukin Therapeutics, Inc	212
57,167	*	Neurocrine Biosciences, Inc	5,497
8,857	*,e	NextCure Inc	78
15,360	*,e	NGM Biopharmaceuticals Inc	244
9,374	*	Nkarta, Inc	282
34,678	*,e	Novavax, Inc	3,757
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,406	*	Nurix Therapeutics, Inc	$224
13,115	*,e	Ocular Therapeutix, Inc	100
7,487	*	Odonate Therapeutics, Inc	101
29,642	*,e	Omeros Corp	300
238,337	*,e	Opko Health, Inc	879
10,903	*,e	Optinose, Inc	43
5,193	*	ORIC Pharmaceuticals, Inc	130
25,504	*,e	Ovid therapeutics, Inc	146
55,440	*,e	Pacific Biosciences of California, Inc	547
28,237	*	Pacira BioSciences Inc	1,698
17,330	*,e	Paratek Pharmaceuticals, Inc	94
8,093	*	Passage Bio, Inc	106
120,653	*	PDL BioPharma, Inc	380
66,642	*	PerkinElmer, Inc	8,364
81,033		Perrigo Co plc	3,720
11,655	*	Personalis, Inc	253
3,240,956		Pfizer, Inc	118,943
6,396	*,e	Phathom Pharmaceuticals, Inc	235
12,927		Phibro Animal Health Corp	225
24,527	*,e	Pieris Pharmaceuticals, Inc	51
34,913	*	PRA Health Sciences, Inc	3,542
22,592	*	Precision BioSciences Inc	139
38,233	*	Prestige Consumer Healthcare, Inc.	1,392
51,583	*,†	Progenics Pharmaceuticals, Inc	0
13,443	*	Protagonist Therapeutics, Inc	263
27,579	*	Prothena Corp plc	276
25,243	*,e	Provention Bio, Inc	324
37,990	*	PTC Therapeutics, Inc	1,776
20,506	*	Puma Biotechnology, Inc	207
125,141	*	QIAGEN NV	6,540
6,148	*,e	Quanterix Corp	207
27,010	*	Radius Health, Inc	306
6,533	*,e	RAPT Therapeutics, Inc	210
12,412	*	Reata Pharmaceuticals, Inc	1,209
8,471	*	Recro Pharma, Inc	18
56,813	*	Regeneron Pharmaceuticals, Inc	31,803
19,715	*	REGENXBIO, Inc	543
18,557	*	Relay Therapeutics, Inc	790
8,368	*,e	Relmada Therapeutics, Inc	315
33,047	*	Repligen Corp	4,876
10,254	*	Replimune Group, Inc	236
25,726	*,e	Retrophin, Inc	475
33,815	*	Revance Therapeutics, Inc	850
8,731	*	REVOLUTION Medicines, Inc	304
6,147	*	Rhythm Pharmaceuticals, Inc	133
86,450	*	Rigel Pharmaceuticals, Inc	207
20,281	*	Rocket Pharmaceuticals, Inc	464
49,384		Royalty Pharma plc	2,078
22,395	*,e	Rubius Therapeutics, Inc	112
32,762	*	Sage Therapeutics, Inc	2,002
52,234	*	Sangamo Therapeutics Inc	494
44,554	*	Sarepta Therapeutics, Inc	6,257
5,477	*,e	Satsuma Pharmaceuticals, Inc	21
28,365	*	Scholar Rock Holding Corp	502
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,484	*	Schrodinger, Inc	$403
72,859	*	Seattle Genetics, Inc	14,258
13,345	*	Seres Therapeutics, Inc	378
35,191	*	SIGA Technologies, Inc	242
6,168	*,e	Solid Biosciences, Inc	13
127,563	*,e	Sorrento Therapeutics, Inc	1,422
56,104	*	Spectrum Pharmaceuticals, Inc	229
6,568	*	SpringWorks Therapeutics, Inc	313
10,464	*,e	Stoke Therapeutics, Inc	350
34,621	*	Supernus Pharmaceuticals, Inc	721
6,983	*	Syndax Pharmaceuticals, Inc	103
39,474	*	Syneos Health, Inc	2,098
9,466	*	Syros Pharmaceuticals, Inc	84
9,709	*	TCR2 Therapeutics Inc	197
57,481	*	TG Therapeutics, Inc	1,538
114,084	*,e	TherapeuticsMD, Inc	180
29,259	*	Theravance Biopharma, Inc	433
229,432		Thermo Fisher Scientific, Inc	101,299
18,965	*	Translate Bio, Inc	258
7,799	*	Tricida, Inc	71
17,419	*	Turning Point Therapeutics Inc	1,522
13,734	*	Twist Bioscience Corp	1,043
68,656	*,e	Tyme Technologies, Inc	67
33,751	*,e	Ultragenyx Pharmaceutical, Inc	2,774
28,234	*	United Therapeutics Corp	2,852
16,428	*,e	UNITY Biotechnology, Inc	57
12,098	*,e	UroGen Pharma Ltd	233
31,395	*	Vanda Pharmaceuticals, Inc	303
30,212	*,e	Vaxart, Inc	201
10,502	*	Vaxcyte, Inc	519
102,172	*,e	VBI Vaccines, Inc	292
29,749	*,e	Veracyte, Inc	967
97,480	*,e	Verastem, Inc	118
24,994	*	Vericel Corp	463
150,761	*	Vertex Pharmaceuticals, Inc	41,025
11,899	*,e	Viela Bio, Inc	334
29,514	*,e	Viking Therapeutics, Inc	172
27,553	*	Vir Biotechnology, Inc	946
8,673	*	Voyager Therapeutics, Inc	93
36,641	*	Waters Corp	7,170
39,150	*	WaVe Life Sciences Ltd	332
11,934	*,e	XBiotech, Inc	228
27,098	*	Xencor, Inc	1,051
13,141	*	Y-mAbs Therapeutics, Inc	504
6,160	*	Zentalis Pharmaceuticals, Inc	201
90,754	*,e	ZIOPHARM Oncology, Inc	229
277,202		Zoetis, Inc	45,841
33,098	*	Zogenix, Inc	593
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,535,338

REAL ESTATE - 3.3%
36,029		Acadia Realty Trust	378
31,682		Agree Realty Corp	2,016
47,563		Alexander & Baldwin, Inc	533
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
1,329		Alexander’s, Inc	$326
71,512		Alexandria Real Estate Equities, Inc	11,442
8,343	*,e	Altisource Portfolio Solutions S.A.	106
28,646		American Assets Trust, Inc	690
84,782		American Campus Communities, Inc	2,961
68,972		American Finance Trust, Inc	432
164,177		American Homes 4 Rent	4,676
255,541		American Tower Corp	61,772
109,124		Americold Realty Trust	3,901
80,063		Apartment Investment & Management Co	2,700
113,878	*	Apple Hospitality REIT, Inc	1,094
31,681		Armada Hoffler Properties, Inc	293
84,670		AvalonBay Communities, Inc	12,645
16,903		Bluerock Residential Growth REIT, Inc	128
94,112		Boston Properties, Inc	7,557
121,360		Brandywine Realty Trust	1,255
188,541		Brixmor Property Group, Inc	2,204
43,270	e	Brookfield Property REIT, Inc	530
56,479		Camden Property Trust	5,025
50,740		CareTrust REIT, Inc	903
29,192		CatchMark Timber Trust, Inc	261
194,298	*	CBRE Group, Inc	9,126
28,285		Chatham Lodging Trust	216
21,833		City Office REIT, Inc	164
10,462		Clipper Realty, Inc	63
350,580		Colony Capital, Inc	957
35,353		Columbia Property Trust, Inc	386
9,586		Community Healthcare Trust, Inc	448
49,610		CoreCivic, Inc	397
9,299		CorEnergy Infrastructure Trust, Inc	54
7,951		CorePoint Lodging, Inc	43
24,055		Coresite Realty	2,860
72,219		Corporate Office Properties Trust	1,713
84,914		Cousins Properties, Inc	2,428
242,622		Crown Castle International Corp	40,397
3,235		CTO Realty Growth, Inc	143
114,248		CubeSmart	3,691
66,192	*	Cushman & Wakefield plc	696
65,743		CyrusOne, Inc	4,604
144,818		DiamondRock Hospitality Co	734
154,444		Digital Realty Trust, Inc	22,666
136,618		Diversified Healthcare Trust	481
102,445		Douglas Emmett, Inc	2,571
204,536		Duke Realty Corp	7,547
45,779		Easterly Government Properties, Inc	1,026
23,644		EastGroup Properties, Inc	3,058
7,981		Empire State Realty Trust, Inc	49
45,571		EPR Properties	1,253
50,969		Equinix, Inc	38,743
62,602		Equity Commonwealth	1,667
106,022		Equity Lifestyle Properties, Inc	6,499
209,454		Equity Residential	10,751
50,764		Essential Properties Realty Trust, Inc	930
39,045		Essex Property Trust, Inc	7,840
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
14,218	*	eXp World Holdings Inc	$574
77,495		Extra Space Storage, Inc	8,291
19,962	e	Farmland Partners, Inc	133
43,819		Federal Realty Investment Trust	3,218
67,202		First Industrial Realty Trust, Inc	2,675
425	*	Forestar Group, Inc	7
44,705		Four Corners Property Trust, Inc	1,144
72,511		Franklin Street Properties Corp	265
37,147		Front Yard Residential Corp	325
4,942	*	FRP Holdings, Inc	206
112,609		Gaming and Leisure Properties, Inc	4,159
42,598		Geo Group, Inc	483
18,198		Getty Realty Corp	473
17,811		Gladstone Commercial Corp	300
11,325		Gladstone Land Corp	170
10,990		Global Medical REIT, Inc	148
44,961		Global Net Lease, Inc	715
82,789		Healthcare Realty Trust, Inc	2,494
142,087		Healthcare Trust of America, Inc	3,694
322,762		Healthpeak Properties Inc	8,763
27,708		Hersha Hospitality Trust	153
59,455		Highwoods Properties, Inc	1,996
443,417		Host Hotels and Resorts, Inc	4,784
13,982	*	Howard Hughes Corp	805
96,055		Hudson Pacific Properties	2,106
48,914	e	Independence Realty Trust, Inc	567
34,891		Industrial Logistics Properties Trust	763
7,824		Innovative Industrial Properties, Inc	971
9,060		Investors Real Estate Trust	590
325,872		Invitation Homes, Inc	9,121
172,480	e	Iron Mountain, Inc	4,621
49,646		iStar Inc	586
64,898		JBG SMITH Properties	1,735
6,203	e	Jernigan Capital, Inc	106
25,075		Jones Lang LaSalle, Inc	2,399
84,885		Kennedy-Wilson Holdings, Inc	1,233
60,054		Kilroy Realty Corp	3,120
238,176		Kimco Realty Corp	2,682
55,102		Kite Realty Group Trust	638
51,720		Lamar Advertising Co	3,422
144,484		Lexington Realty Trust	1,510
25,812		Life Storage, Inc	2,717
26,668		LTC Properties, Inc	930
26,908	e	Macerich Co	183
65,387		Mack-Cali Realty Corp	825
11,498	*	Marcus & Millichap, Inc	316
4,532	*	Maui Land & Pineapple Co, Inc	49
294,106		Medical Properties Trust, Inc	5,185
68,412		Mid-America Apartment Communities, Inc	7,932
50,307		Monmouth Real Estate Investment Corp (Class A)	697
19,871		National Health Investors, Inc	1,198
102,134		National Retail Properties, Inc	3,525
31,451		National Storage Affiliates Trust	1,029
55,714		New Senior Investment Group, Inc	223
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
22,112		Newmark Group, Inc	$96
12,730		NexPoint Residential Trust, Inc	565
23,677		Office Properties Income Trust	491
129,929		Omega Healthcare Investors, Inc	3,890
9,122		One Liberty Properties, Inc	149
76,197		Outfront Media, Inc	1,109
73,752		Paramount Group, Inc	522
161,864		Park Hotels & Resorts, Inc	1,617
85,851		Pebblebrook Hotel Trust	1,076
107,460		Physicians Realty Trust	1,925
72,743		Piedmont Office Realty Trust, Inc	987
47,001		PotlatchDeltic Corp	1,979
21,687		Preferred Apartment Communities, Inc	117
424,242		Prologis, Inc	42,687
13,748		PS Business Parks, Inc	1,683
87,397		Public Storage, Inc	19,465
34,553		QTS Realty Trust, Inc	2,178
68,743		Rayonier, Inc	1,818
13,117		Re/Max Holdings, Inc	429
75,694		Realogy Holdings Corp	715
204,582		Realty Income Corp	12,428
57,095	*	Redfin Corp	2,851
100,880		Regency Centers Corp	3,835
78,162		Retail Opportunities Investment Corp	814
173,060		Retail Properties of America, Inc	1,005
11,072		Retail Value, Inc	139
67,055		Rexford Industrial Realty, Inc	3,068
92,471		RLJ Lodging Trust	801
5,123		RMR Group, Inc	141
57,913		RPT Realty	315
24,668		Ryman Hospitality Properties	908
116,469		Sabra Healthcare REIT, Inc	1,606
7,521		Safehold, Inc	467
6,451		Saul Centers, Inc	171
64,333		SBA Communications Corp	20,489
18,501	*,e	Seritage Growth Properties	249
26,185		Service Properties Trust	208
182,204		Simon Property Group, Inc	11,785
103,764		SITE Centers Corp	747
38,290		SL Green Realty Corp	1,775
56,193		Spirit Realty Capital, Inc	1,896
33,773	*	St. Joe Co	697
84,224		STAG Industrial, Inc	2,568
121,165		STORE Capital Corp	3,324
4,495	*	Stratus Properties, Inc	97
73,018		Summit Hotel Properties, Inc	378
56,879		Sun Communities, Inc	7,998
159,024		Sunstone Hotel Investors, Inc	1,263
67,688	e	Tanger Factory Outlet Centers, Inc	408
31,888		Taubman Centers, Inc	1,062
12,164	*	Tejon Ranch Co	172
35,329		Terreno Realty Corp	1,935
175,727		UDR, Inc	5,730
20,169		UMH Properties, Inc	273
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
119,952		Uniti Group, Inc	$1,264
9,264		Universal Health Realty Income Trust	528
70,770		Urban Edge Properties	688
20,808		Urstadt Biddle Properties, Inc (Class A)	191
223,467		Ventas, Inc	9,377
661,427		VEREIT, Inc	4,299
309,977		VICI Properties, Inc	7,244
109,042		Vornado Realty Trust	3,676
30,441		Washington REIT	613
67,227		Weingarten Realty Investors	1,140
243,431		Welltower, Inc	13,411
417,868		Weyerhaeuser Co	11,918
25,132	*	Whitestone REIT	151
102,407		WP Carey, Inc	6,673
79,064		Xenia Hotels & Resorts, Inc	694
		TOTAL REAL ESTATE	641,951

RETAILING - 7.5%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	456
36,804		Aaron’s, Inc	2,085
36,579		Abercrombie & Fitch Co (Class A)	510
39,176		Advance Auto Parts, Inc	6,014
246,330	*	Amazon.com, Inc	775,627
117,400	e	American Eagle Outfitters, Inc	1,739
5,481	*	America’s Car-Mart, Inc	465
12,332	*	Asbury Automotive Group, Inc	1,202
17,984	*	At Home Group, Inc	267
35,195	*	Autonation, Inc	1,863
13,297	*	AutoZone, Inc	15,659
76,045	e	Bed Bath & Beyond, Inc	1,139
129,220		Best Buy Co, Inc	14,381
20,052		Big Lots, Inc	894
81,482	*	BJ’s Wholesale Club Holdings, Inc	3,386
23,860	*	Booking Holdings, Inc	40,817
9,762	*	Boot Barn Holdings, Inc	275
14,004	e	Buckle, Inc	286
38,902	*	Burlington Stores, Inc	8,017
28,267		Caleres, Inc	270
22,123		Camping World Holdings, Inc	658
97,372	*	CarMax, Inc	8,949
32,716	*	Carvana Co	7,298
12,003		Cato Corp (Class A)	94
12,596	e	Children’s Place, Inc	357
11,556		Citi Trends, Inc	289
13,169	*,e	Conn’s, Inc	139
11,400	*	Container Store Group, Inc	71
33,096		Core-Mark Holding Co, Inc	957
49,292		Designer Brands, Inc	268
38,579		Dick’s Sporting Goods, Inc	2,233
3,340	e	Dillard’s, Inc (Class A)	122
145,399		Dollar General Corp	30,479
136,905	*	Dollar Tree, Inc	12,505
7,236	*,e	Duluth Holdings, Inc	88
389,824		eBay, Inc	20,310
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
70,655	*	Etsy, Inc	$8,594
78,395		Expedia Group, Inc	7,188
34,498	*	Five Below, Inc	4,381
48,609	*	Floor & Decor Holdings, Inc	3,636
58,795		Foot Locker, Inc	1,942
10,965	*,e	Funko, Inc	63
67,461	*,e	GameStop Corp (Class A)	688
99,905		Gap, Inc	1,701
13,677	*	Genesco, Inc	295
81,090		Genuine Parts Co	7,717
11,094	e	Group 1 Automotive, Inc	981
12,244	*	Groupon, Inc	250
20,639	*,e	GrowGeneration Corp	330
53,119	*	GrubHub, Inc	3,842
10,337		Guess?, Inc	120
13,840		Haverty Furniture Cos, Inc	290
16,994	*,e	Hibbett Sports, Inc	666
624,053		Home Depot, Inc	173,306
27,375	*	Hudson Ltd	208
101,978		Kohl’s Corp	1,890
132,963		L Brands, Inc	4,230
9,431	*	Lands’ End, Inc	123
19,090	*	Liquidity Services, Inc	142
10,868	e	Lithia Motors, Inc (Class A)	2,477
174,884	*	LKQ Corp	4,850
437,451		Lowe’s Companies, Inc	72,556
19,294	*	Lumber Liquidators, Inc	425
172,372	e	Macy’s, Inc	983
61,168	*	Magnite, Inc	425
18,578	*	MarineMax, Inc	477
11,632	*,e	Michaels Cos, Inc	112
13,761	e	Monro Muffler, Inc	558
16,896	*	Murphy USA, Inc	2,167
47,869	*	National Vision Holdings, Inc	1,830
70,237	e	Nordstrom, Inc	837
31,079	*	ODP Corp	604
28,621	*,e	Ollie’s Bargain Outlet Holdings, Inc	2,500
42,552	*	O’Reilly Automotive, Inc	19,620
24,586	*	Overstock.com, Inc	1,786
12,813		Penske Auto Group, Inc	611
14,105	e	PetMed Express, Inc	446
22,316		Pool Corp	7,466
53,361	*	Quotient Technology, Inc	394
201,751		Qurate Retail Group, Inc QVC Group	1,449
31,889	*	RealReal, Inc	461
30,873		Rent-A-Center, Inc	923
8,975	*	RH	3,434
200,574		Ross Stores, Inc	18,718
66,571	*,e	Sally Beauty Holdings, Inc	578
2,356	e	Shoe Carnival, Inc	79
13,499		Shutterstock, Inc	702
9,872	e	Signet Jewelers Ltd	185
15,272	*	Sleep Number Corp	747
20,728	e	Sonic Automotive, Inc (Class A)	832
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,952	*	Sportsman’s Warehouse Holdings, Inc	$285
8,050	*	Stamps.com, Inc	1,940
27,087	*,e	Stitch Fix Inc	735
291,088		Target Corp	45,823
70,002		Tiffany & Co	8,110
6,790		Tilly’s, Inc	41
696,447		TJX Companies, Inc	38,757
65,015		Tractor Supply Co	9,319
32,239	*	Ulta Beauty, Inc	7,221
50,352	*	Urban Outfitters, Inc	1,048
14,221	*	Vroom, Inc	736
38,206	*,e	Wayfair, Inc	11,118
5,214		Weyco Group, Inc	84
47,928		Williams-Sonoma, Inc	4,335
1,945		Winmark Corp	335
11,661	*	Zumiez, Inc	324
		TOTAL RETAILING	1,462,195

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
14,729	*	Acacia Communications, Inc	993
26,575	*	Advanced Energy Industries, Inc	1,673
674,860	*	Advanced Micro Devices, Inc	55,332
15,539	*	Alpha & Omega Semiconductor Ltd	199
23,188	*	Ambarella, Inc	1,210
73,241	*	Amkor Technology, Inc	820
212,013		Analog Devices, Inc	24,750
531,186		Applied Materials, Inc	31,579
20,849	*	Axcelis Technologies, Inc	459
26,991	*	AXT, Inc	165
226,895		Broadcom, Inc	82,662
39,365		Brooks Automation, Inc	1,821
15,710	*	Ceva, Inc	618
36,649	*	Cirrus Logic, Inc	2,472
26,675		Cohu, Inc	458
62,345	*	Cree, Inc	3,974
4,191	*	CyberOptics Corp	133
28,713	*	Diodes, Inc	1,621
14,071	*	DSP Group, Inc	185
63,240	*	Enphase Energy, Inc	5,223
76,850		Entegris, Inc	5,713
49,996	*	First Solar, Inc	3,310
51,293	*	Formfactor, Inc	1,279
8,421	*	Ichor Holdings Ltd	182
13,074	*,e	Impinj, Inc	344
29,376	*	Inphi Corp	3,297
2,463,924		Intel Corp	127,582
90,227		KLA Corp	17,481
83,558		Lam Research Corp	27,720
75,431	*	Lattice Semiconductor Corp	2,184
29,103	*	MACOM Technology Solutions Holdings, Inc	990
376,817		Marvell Technology Group Ltd	14,960
5,322	*,e	Maxeon Solar Technologies Ltd	90
153,732		Maxim Integrated Products, Inc	10,394
43,500	*	MaxLinear, Inc	1,011
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
137,006		Microchip Technology, Inc	$14,079
638,599	*	Micron Technology, Inc	29,989
31,711		MKS Instruments, Inc	3,464
25,309		Monolithic Power Systems, Inc	7,077
18,536	*	Nanometrics, Inc	552
21,168	*	NeoPhotonics Corp Ltd	129
3,184		NVE Corp	156
343,915		NVIDIA Corp	186,134
248,719	*	ON Semiconductor Corp	5,395
20,605	*,e	PDF Solutions, Inc	386
46,544	*	Photronics, Inc	464
40,270		Power Integrations, Inc	2,231
64,112	*	Qorvo, Inc	8,271
652,378		QUALCOMM, Inc	76,772
79,664	*	Rambus, Inc	1,091
38,440	*	Semtech Corp	2,036
24,113	*	Silicon Laboratories, Inc	2,359
5,258	*	SiTime Corp	442
95,527		Skyworks Solutions, Inc	13,899
2,025	*	SMART Global Holdings, Inc	55
29,247	*	SolarEdge Technologies, Inc	6,971
42,585	*,e	SunPower Corp	533
17,210	*	Synaptics, Inc	1,384
95,739		Teradyne, Inc	7,607
533,480		Texas Instruments, Inc	76,176
23,500	*	Ultra Clean Holdings	504
24,314		Universal Display Corp	4,394
34,384	*	Veeco Instruments, Inc	401
142,635		Xilinx, Inc	14,868
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	900,703

SOFTWARE & SERVICES - 15.2%
36,774	*	2U, Inc	1,245
65,506	*	8x8, Inc	1,019
32,215	*	A10 Networks, Inc	205
369,803		Accenture plc	83,572
68,208	*	ACI Worldwide, Inc	1,782
280,140	*	Adobe, Inc	137,389
92,148	*	Akamai Technologies, Inc	10,186
26,945	*	Alarm.com Holdings, Inc	1,489
24,151		Alliance Data Systems Corp	1,014
16,908	*,e	Altair Engineering, Inc	710
29,506	*,e	Alteryx, Inc	3,350
77,492		Amdocs Ltd	4,449
15,720	*	American Software, Inc (Class A)	221
78,020	*	Anaplan, Inc	4,882
50,132	*	Ansys, Inc	16,405
9,509	*	Appfolio, Inc	1,348
20,140	*,e	Appian Corp	1,304
40,474	*	Aspen Technology, Inc	5,124
74,256	*	Atlassian Corp plc	13,499
127,090	*	Autodesk, Inc	29,359
249,727		Automatic Data Processing, Inc	34,834
46,044	*	Avalara, Inc	5,863
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
25,111	*	Avaya Holdings Corp	$382
11,374	*	Benefitfocus, Inc	127
5,132	*	BigCommerce Holdings, Inc	427
31,603	*	Bill.Com Holdings, Inc	3,170
82,754	*	Black Knight, Inc	7,204
34,044		Blackbaud, Inc	1,901
29,853	*	Blackline, Inc	2,676
80,726		Booz Allen Hamilton Holding Co	6,699
29,562	*	Bottomline Technologies, Inc	1,246
86,219	*	Box, Inc	1,497
20,694	*	Brightcove, Inc	212
63,918		Broadridge Financial Solutions, Inc	8,437
12,641	*	CACI International, Inc (Class A)	2,695
159,583	*	Cadence Design Systems, Inc	17,016
20,152	*	Cardtronics plc	399
10,596		Cass Information Systems, Inc	426
76,663		CDK Global, Inc	3,342
22,039	*	Cerence Inc	1,077
63,532	*	Ceridian HCM Holding, Inc	5,251
15,814	*	ChannelAdvisor Corp	229
71,481		Citrix Systems, Inc	9,844
114,390	*	Cloudera, Inc	1,246
65,273	*	Cloudflare, Inc	2,680
314,490		Cognizant Technology Solutions Corp (Class A)	21,832
28,135	*	Commvault Systems, Inc	1,148
137,713	*	Conduent, Inc	438
48,580		CoreLogic Inc	3,287
37,259	*	Cornerstone OnDemand, Inc	1,355
39,352	*	Coupa Software, Inc	10,792
87,974	*	Crowdstrike Holdings, Inc	12,081
24,883		CSG Systems International, Inc	1,019
83,532	*	Datadog, Inc	8,534
7,264	*,e	Digimarc Corp	162
49,997	*	Digital Turbine, Inc	1,637
103,217	*	DocuSign, Inc	22,216
11,005	*	Domo, Inc	422
137,416	*	Dropbox, Inc	2,647
8,296	*	Duck Creek Technologies, Inc	377
146,671		DXC Technology Co	2,618
106,055	*	Dynatrace, Inc	4,350
17,480	e	Ebix, Inc	360
33,437	*	Elastic NV	3,607
43,380	*,e	Endurance International Group Holdings, Inc	249
30,234	*	Envestnet, Inc	2,333
29,695	*	EPAM Systems, Inc	9,600
30,598	*	Euronet Worldwide, Inc	2,787
21,053	*	Everbridge, Inc	2,647
44,094		EVERTEC, Inc	1,530
10,859	*	Evo Payments, Inc	270
21,916	*	ExlService Holdings, Inc	1,446
15,593	*	Fair Isaac Corp	6,633
43,606	*	Fastly, Inc	4,085
359,221		Fidelity National Information Services, Inc	52,881
127,712	*	FireEye, Inc	1,577
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
323,027	*	Fiserv, Inc	$33,288
37,675	*	Five9, Inc	4,886
47,157	*	FleetCor Technologies, Inc	11,228
75,872	*	Fortinet, Inc	8,938
50,118	*	Gartner, Inc	6,262
104,053		Genpact Ltd	4,053
171,961		Global Payments, Inc	30,537
21,651	*	Globant S.A.	3,880
93,198	*	GoDaddy, Inc	7,080
37,008	*	GreenSky, Inc	164
18,964	*,e	GTT Communications, Inc	98
48,005	*	Guidewire Software, Inc	5,005
17,956		Hackett Group, Inc	201
24,272	*	HubSpot, Inc	7,093
9,245	*	I3 Verticals, Inc	233
24,668	*	Information Services Group, Inc	52
4,355	*,e	Intelligent Systems Corp	170
514,059		International Business Machines Corp	62,546
13,645	*	International Money Express Inc	196
145,503		Intuit, Inc	47,464
27,386	*	j2 Global, Inc	1,896
44,253		Jack Henry & Associates, Inc	7,195
11,579	*,e	Jamf Holding Corp	435
82,538		KBR, Inc	1,846
74,334		Leidos Holdings, Inc	6,627
50,961	*	Limelight Networks, Inc	294
40,701	*	Liveperson, Inc	2,116
44,500	*	LiveRamp Holdings, Inc	2,304
40,270	*	Manhattan Associates, Inc	3,845
18,418		Mantech International Corp (Class A)	1,269
512,510		Mastercard, Inc (Class A)	173,315
36,930		MAXIMUS, Inc	2,526
41,794	*	Medallia, Inc	1,146
4,350,324		Microsoft Corp	915,004
6,844	*	MicroStrategy, Inc (Class A)	1,030
33,586	*	Mimecast Ltd	1,576
22,456	*	Mitek Systems, Inc	286
40,466	*	MobileIron, Inc	284
14,483	*	Model N, Inc	511
29,161	*	MongoDB, Inc	6,751
4,458	*,e	nCino, Inc	355
30,028	*	New Relic, Inc	1,692
46,584		NIC, Inc	918
328,732		NortonLifelock, Inc	6,851
176,319	*	Nuance Communications, Inc	5,852
92,944	*	Nutanix, Inc	2,061
68,862	*	Okta, Inc	14,726
21,489	*	OneSpan, Inc	450
1,115,696		Oracle Corp	66,607
41,005	*,e	Pagerduty, Inc	1,112
55,310	*	Palo Alto Networks, Inc	13,537
182,234		Paychex, Inc	14,537
27,676	*	Paycom Software, Inc	8,616
18,614	*	Paylocity Holding Corp	3,005
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
683,956	*	PayPal Holdings, Inc	$134,760
19,229	*,e	Paysign Inc	109
20,541		Pegasystems, Inc	2,486
25,493	*	Perficient, Inc	1,090
71,338		Perspecta, Inc	1,387
8,669	*	Ping Identity Holding Corp	271
40,409	*	Pluralsight, Inc	692
31,483		Progress Software Corp	1,155
34,295	*	Proofpoint, Inc	3,620
19,034	*	PROS Holdings, Inc	608
62,466	*	PTC, Inc	5,167
29,530	*	Q2 Holdings, Inc	2,695
7,729		QAD, Inc (Class A)	326
22,512	*	Qualys, Inc	2,206
31,056	*	Rapid7, Inc	1,902
52,587	*	RealPage, Inc	3,031
21,786	*	Repay Holdings Corp	512
44,988	*	RingCentral, Inc	12,354
13,437	*	Rosetta Stone, Inc	403
186,641		Sabre Corp	1,215
52,403	*	SailPoint Technologies Holding, Inc	2,074
504,376	*	salesforce.com, Inc	126,760
15,268		Sapiens International Corp NV	467
32,160		Science Applications International Corp	2,522
4,599	*	SecureWorks Corp	52
111,321	*	ServiceNow, Inc	53,991
4,906	*,e	ShotSpotter, Inc	152
224,484	*	Slack Technologies, Inc	6,030
66,115	*	Smartsheet, Inc	3,267
16,667	*	SolarWinds Corp	339
92,257	*	Splunk, Inc	17,356
15,701	*	Sprout Social, Inc	604
24,492	*	SPS Commerce, Inc	1,907
214,516	*	Square, Inc	34,870
130,813		SS&C Technologies Holdings, Inc	7,917
92,903	*	StoneCo Ltd	4,914
70,963	*	SVMK, Inc	1,569
52,841		Switch, Inc	825
29,262	*	Sykes Enterprises, Inc	1,001
85,444	*	Synopsys, Inc	18,283
20,400	*	TeleNav, Inc	73
36,255	*	Tenable Holdings, Inc	1,369
76,002	*	Teradata Corp	1,725
23,414	*	Trade Desk, Inc	12,147
10,054		TTEC Holdings, Inc	548
6,516	*,e	Tucows, Inc	449
76,930	*	Twilio, Inc	19,009
22,772	*	Tyler Technologies, Inc	7,937
38,674	*	Unisys Corp	413
4,914	*	Upland Software, Inc	185
55,193	*	Upwork, Inc	963
18,823	*	Varonis Systems, Inc	2,173
45,384	*	Verint Systems, Inc	2,187
59,440	*	VeriSign, Inc	12,176
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
13,662	*,e	Veritone, Inc	$125
63,620	*	Verra Mobility Corp	615
32,131	e	VirnetX Holding Corp	169
19,953	*	Virtusa Corp	981
980,879		Visa, Inc (Class A)	196,146
43,180		VMware, Inc (Class A)	6,204
229,572		Western Union Co	4,920
27,596	*	WEX, Inc	3,835
98,598	*	Workday, Inc	21,211
16,351	*	Workiva, Inc	912
41,557		Xperi Holding Corp	477
55,032	*	Yext, Inc	835
69,807	*	Zendesk, Inc	7,185
42,422	*	Zix Corp	248
98,048	*	Zoom Video Communications, Inc	46,093
40,123	*	Zscaler, Inc	5,645
55,037	*	Zuora Inc	569
		TOTAL SOFTWARE & SERVICES	2,944,714

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
74,639	*,e	3D Systems Corp	366
35,649		Adtran, Inc	366
11,056	*	Agilysys, Inc	267
18,515	*,e	Akoustis Technologies, Inc	151
167,161		Amphenol Corp (Class A)	18,099
9,375,340		Apple, Inc	1,085,758
13,189	*,e	Applied Optoelectronics, Inc	148
33,832	*	Arista Networks, Inc	7,001
47,303	*	Arlo Technologies, Inc	249
40,463	*	Arrow Electronics, Inc	3,183
24,161	*	Avid Technology, Inc	207
63,498		Avnet, Inc	1,641
19,362		Badger Meter, Inc	1,266
7,316		Bel Fuse, Inc (Class B)	78
30,293		Belden CDT, Inc	943
35,867		Benchmark Electronics, Inc	723
26,799	*	CalAmp Corp	193
28,887	*	Calix, Inc	514
9,824	*	Casa Systems, Inc	40
79,859		CDW Corp	9,546
88,003	*	Ciena Corp	3,493
2,471,641		Cisco Systems, Inc	97,358
8,964	*	Clearfield, Inc	181
98,192		Cognex Corp	6,392
14,446	*	Coherent, Inc	1,602
115,638	*	CommScope Holding Co, Inc	1,041
16,237		Comtech Telecommunications Corp	227
429,454		Corning, Inc	13,919
23,637		CTS Corp	521
27,847		Daktronics, Inc	110
145,832	*	Dell Technologies, Inc	9,871
53,560	*,e	Diebold, Inc	409
18,652	*	Digi International, Inc	292
30,575		Dolby Laboratories, Inc (Class A)	2,027
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
33,587	*	EchoStar Corp (Class A)	$836
9,278	*	ePlus, Inc	679
79,396	*	Extreme Networks, Inc	319
34,732	*	F5 Networks, Inc	4,264
26,560	*	Fabrinet	1,674
12,851	*	FARO Technologies, Inc	784
124,310	*	Fitbit, Inc	865
84,050		FLIR Systems, Inc	3,013
58,321	*,e	Harmonic, Inc	325
707,951		Hewlett Packard Enterprise Co	6,633
825,209		HP, Inc	15,671
53,614	*	II-VI, Inc	2,175
21,661	*	Immersion Corp	153
103,799	*,e	Infinera Corp	639
40,550	*,e	Inseego Corp	418
16,992	*	Insight Enterprises, Inc	961
18,324		InterDigital, Inc	1,046
21,818	*	IPG Photonics Corp	3,708
18,293	*	Iteris, Inc	75
24,355	*	Itron, Inc	1,479
88,419		Jabil Inc	3,029
201,956		Juniper Networks, Inc	4,342
109,424	*	Keysight Technologies, Inc	10,809
21,162	*	Kimball Electronics, Inc	245
64,648	*	Knowles Corp	963
10,929	*	KVH Industries, Inc	98
14,095		Littelfuse, Inc	2,500
44,541	*	Lumentum Holdings, Inc	3,346
25,950		Methode Electronics, Inc	740
97,449		Motorola Solutions, Inc	15,281
12,096		MTS Systems Corp	231
7,937	*	Napco Security Technologies, Inc	187
76,957		National Instruments Corp	2,747
68,992	*	NCR Corp	1,527
136,516		NetApp, Inc	5,985
23,887	*	Netgear, Inc	736
43,446	*	Netscout Systems, Inc	948
20,535	*	nLight, Inc	482
18,332	*	Novanta, Inc	1,931
12,827	*,e	OSI Systems, Inc	995
7,480	*,e	PAR Technology Corp	303
8,216		PC Connection, Inc	337
24,496	e	Plantronics, Inc	290
17,083	*	Plexus Corp	1,207
148,433	*	Pure Storage, Inc	2,284
37,508	*	Ribbon Communications, Inc	145
12,852	*	Rogers Corp	1,260
52,368	*	Sanmina Corp	1,417
17,777	*	Scansource, Inc	353
26,460	*	Super Micro Computer, Inc	699
23,676		Synnex Corp	3,316
147,747	*	Trimble Inc	7,195
66,124	*,e	TTM Technologies, Inc	754
2,056		Ubiquiti, Inc	343
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
38,380	*	Viasat, Inc	$1,320
136,006	*	Viavi Solutions, Inc	1,595
97,366		Vishay Intertechnology, Inc	1,516
9,508	*	Vishay Precision Group, Inc	241
173,784		Western Digital Corp	6,352
105,309		Xerox Holdings Corp	1,977
29,192	*	Zebra Technologies Corp (Class A)	7,370
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,411,295

TELECOMMUNICATION SERVICES - 1.7%
7,472	*	Anterix, Inc	244
4,138,948		AT&T, Inc	118,001
7,918		ATN International, Inc	397
10,381	*	Bandwidth Inc	1,812
27,406	*	Boingo Wireless, Inc	279
627,826		CenturyLink, Inc	6,335
33,512	*	Cincinnati Bell, Inc	503
25,280		Cogent Communications Group, Inc	1,518
48,355	*	Consolidated Communications Holdings, Inc	275
52,848	*	GCI Liberty, Inc	4,332
42,541	*,e	Gogo, Inc	393
44,962	*	IAC	5,386
60,764	*	Iridium Communications, Inc	1,554
29,453	*	Liberty Latin America Ltd (Class A)	243
103,346	*	Liberty Latin America Ltd (Class C)	841
13,047	*	Ooma, Inc	170
44,329	*	ORBCOMM, Inc	151
33,638		Shenandoah Telecom Co	1,495
14,641		Spok Holdings, Inc	139
70,982		Telephone & Data Systems, Inc	1,309
318,946	*	T-Mobile US, Inc	36,475
9,529	*	US Cellular Corp	281
2,413,450		Verizon Communications, Inc	143,576
143,849	*	Vonage Holdings Corp	1,472
		TOTAL TELECOMMUNICATION SERVICES	327,181

TRANSPORTATION - 2.0%
37,928	*	Air Transport Services Group, Inc	951
69,726		Alaska Air Group, Inc	2,554
8,722		Allegiant Travel Co	1,045
5,336		Amerco, Inc	1,900
293,091	e	American Airlines Group, Inc	3,602
19,331		ArcBest Corp	600
16,948	*	Atlas Air Worldwide Holdings, Inc	1,032
19,991	*	Avis Budget Group, Inc	526
74,862		CH Robinson Worldwide, Inc	7,650
14,813		Copa Holdings S.A. (Class A)	746
23,634		Costamare, Inc	143
8,672	*	Covenant Transportation Group, Inc	152
441,262		CSX Corp	34,273
14,173	*,e	Daseke, Inc	76
381,748		Delta Air Lines, Inc	11,674
4,116	*,e	Eagle Bulk Shipping, Inc	67
21,041	*	Echo Global Logistics, Inc	542
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
91,689		Expeditors International of Washington, Inc	$8,300
140,787		FedEx Corp	35,411
20,963		Forward Air Corp	1,203
6,118		Genco Shipping & Trading Ltd	42
36,387	e	Hawaiian Holdings, Inc	469
6,848		Heartland Express, Inc	127
21,791	*	Hub Group, Inc (Class A)	1,094
50,840		JB Hunt Transport Services, Inc	6,425
146,479	*	JetBlue Airways Corp	1,660
56,767		Kansas City Southern	10,265
37,438	*	Kirby Corp	1,354
71,730		Knight-Swift Transportation Holdings, Inc	2,919
20,412		Landstar System, Inc	2,562
142,708	*,e	Lyft, Inc (Class A)	3,932
43,936		Macquarie Infrastructure Co LLC	1,181
34,852		Marten Transport Ltd	569
32,238		Matson, Inc	1,292
147,900		Norfolk Southern Corp	31,649
57,372		Old Dominion Freight Line	10,380
6,136		Park-Ohio Holdings Corp	99
29,335	*	Radiant Logistics, Inc	151
30,762		Ryder System, Inc	1,299
33,371	*	Safe Bulkers, Inc	34
13,620	*	Saia, Inc	1,718
22,723		Schneider National, Inc	562
4,092		Scorpio Bulkers, Inc	58
28,022		Skywest, Inc	837
338,643		Southwest Airlines Co	12,699
50,261	*,e	Spirit Airlines, Inc	809
798,391	*	Uber Technologies, Inc	29,125
397,047		Union Pacific Corp	78,167
173,644	*	United Airlines Holdings Inc	6,034
411,490		United Parcel Service, Inc (Class B)	68,567
6,297		Universal Logistics Holdings Inc	131
14,010	*	US Xpress Enterprises, Inc	116
36,247		Werner Enterprises, Inc	1,522
52,058	*	XPO Logistics, Inc	4,407
		TOTAL TRANSPORTATION	394,702

UTILITIES - 2.8%
387,805		AES Corp	7,023
30,256		Allete, Inc	1,565
137,659		Alliant Energy Corp	7,110
143,050		Ameren Corp	11,312
288,252		American Electric Power Co, Inc	23,559
25,230		American States Water Co	1,891
104,951		American Water Works Co, Inc	15,205
4,909		Artesian Resources Corp	169
92,825	*,e	Atlantic Power Corp	182
69,836		Atmos Energy Corp	6,676
27,653		Avangrid, Inc	1,395
33,562		Avista Corp	1,145
36,321		Black Hills Corp	1,943
18,748	e	Brookfield Infrastructure Corp	1,038
315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
39,418		Brookfield Renewable Corp	$2,310
15,011	*,e	Cadiz, Inc	149
35,650		California Water Service Group	1,549
288,758		Centerpoint Energy, Inc	5,587
11,318		Chesapeake Utilities Corp	954
24,011		Clearway Energy, Inc (Class A)	593
47,061		Clearway Energy, Inc (Class C)	1,269
170,995		CMS Energy Corp	10,501
200,639		Consolidated Edison, Inc	15,610
10,961		Consolidated Water Co, Inc	114
485,215		Dominion Energy, Inc	38,298
109,752		DTE Energy Co	12,626
425,649		Duke Energy Corp	37,696
204,477		Edison International	10,396
116,501		Entergy Corp	11,479
134,955		Essential Utilities Inc	5,432
139,501		Evergy, Inc	7,089
203,372		Eversource Energy	16,992
561,990		Exelon Corp	20,097
320,514		FirstEnergy Corp	9,202
6,410		Global Water Resources, Inc	69
66,960		Hawaiian Electric Industries, Inc	2,226
24,079		Idacorp, Inc	1,924
119,020		MDU Resources Group, Inc	2,678
16,881		MGE Energy, Inc	1,058
11,759		Middlesex Water Co	731
44,613		National Fuel Gas Co	1,811
62,202		New Jersey Resources Corp	1,681
285,286		NextEra Energy, Inc	79,184
211,543		NiSource, Inc	4,654
14,483		Northwest Natural Holding Co	657
27,636		NorthWestern Corp	1,344
135,219		NRG Energy, Inc	4,157
114,606		OGE Energy Corp	3,437
29,641		ONE Gas, Inc	2,046
20,715		Ormat Technologies, Inc	1,224
27,545		Otter Tail Corp	996
751,123	*,b	PG&E Corp	7,053
62,725		Pinnacle West Capital Corp	4,676
40,790		PNM Resources, Inc	1,686
50,460		Portland General Electric Co	1,791
455,249		PPL Corp	12,387
287,400		Public Service Enterprise Group, Inc	15,781
11,616	*	Pure Cycle Corp	105
4,887		RGC Resources, Inc	115
171,031		Sempra Energy	20,243
12,005		SJW Corp	731
58,642		South Jersey Industries, Inc	1,130
616,755		Southern Co	33,440
26,282		Southwest Gas Holdings Inc	1,658
7,544	e	Spark Energy, Inc	63
26,256		Spire, Inc	1,397
17,984	*	Sunnova Energy International, Inc	547
132,205		UGI Corp	4,360
316

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
10,272		Unitil Corp	$397
291,990		Vistra Energy Corp	5,507
183,758		WEC Energy Group, Inc	17,806
301,223		Xcel Energy, Inc	20,787
9,006		York Water Co	381
		TOTAL UTILITIES	550,074

		TOTAL COMMON STOCKS	19,302,621
		(Cost $7,720,842)

PREFERRED STOCKS - 0.0%

RETAILING - 0.0%
1	*	Qurate Retail, Inc	0	^
		TOTAL RETAILING	0	^

		TOTAL PREFERRED STOCKS	0	^
		(Cost $0)

RIGHTS / WARRANTS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
203		Pulse Biosciences, Inc	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

MEDIA & ENTERTAINMENT - 0.0%
80,085	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
29,050	†	Elanco Animal Health, Inc CVR	2
4,045	†	Omthera Pharmaceuticals, Inc	2
6,981	†	Tobira Therapeutics, Inc	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4

		TOTAL RIGHTS / WARRANTS	4
		(Cost $1)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 1.0%

REPURCHASE AGREEMENT - 0.2%
$41,800,000	r	Fixed Income Clearing Corp (FICC)	0.070%	10/01/20	41,800
		TOTAL REPURCHASE AGREEMENT			41,800

TREASURY DEBT - 0.2%
12,140,000		United States Treasury Bill	0.090-0.130	10/08/20	12,140
16,345,000		United States Treasury Bill	0.102	10/20/20	16,344
		TOTAL TREASURY DEBT			28,484
317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
122,036,511	c	State Street Navigator Securities Lending Government Money Market Portfolio	$122,037
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	122,037

		TOTAL SHORT-TERM INVESTMENTS	192,321
		(Cost $192,320)
		TOTAL INVESTMENTS - 100.6%	19,494,946
		(Cost $7,913,163)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(115,459)
		NET ASSETS - 100.0%	$19,379,487

Abbreviation(s):
REIT	Real Estate Investment Trust
CVR	Contingent Value Right

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of theses securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $150,645,734.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities is $1,185,487 or 0.0% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $41,800,000 on 10/1/20, collateralized by U.S. Treasury Bond valued at $42,636,044.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	69	12/18/20	$5,235	$5,190	$(44)
S&P 500 E Mini Index	296	12/18/20	50,020	49,610	(411)
S&P Mid-Cap 400 E Mini Index	36	12/18/20	6,729	6,681	(48)
Total	401		$61,984	$61,481	$(503)

318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.8%

AUTOMOBILES & COMPONENTS - 0.0%
$989,975	i	Adient US LLC	LIBOR 1 and 3 M + 4.250%	4.397%	05/06/24	$977
992,481	i	Clarios Global LP	LIBOR 1 M + 3.500%	3.647	04/30/26	966
2,477,021	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.750	04/01/24	2,437
		TOTAL AUTOMOBILES & COMPONENTS				4,380

CAPITAL GOODS - 0.1%
174,057	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	2.500	01/15/25	169
223,875	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/12/27	215
1,484,772	i	Beacon Roofing Supply, Inc	LIBOR 1 M + 2.250%	2.397	01/02/25	1,436
1,000,000	h,i	Cornerstone Building Brands, Inc	LIBOR 1 M + 3.750%	3.895	04/12/25	980
997,500	i	Gardner Denver, Inc	LIBOR 1 M + 2.750%	2.897	03/01/27	982
738,713	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.000	01/29/25	685
1,368,553	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.397	08/22/24	1,293
1,484,971	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.397	05/30/25	1,401
		TOTAL CAPITAL GOODS				7,161

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,530,928	h,i	GFL Environmental, Inc	LIBOR 3 M + 3.000%	4.000	05/30/25	2,517
596,939	i	Packers Holdings LLC	LIBOR 1 M + 3.000%	4.000	12/04/24	585
2,000,000	h,i	Prime Security Services Borrower LLC	LIBOR 1 and 3 M + 3.250%	4.250	09/23/26	1,980
992,308	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	4.250	11/14/22	970
1,912,012	i	Syneos Health Inc	LIBOR 1 M + 1.750%	1.897	08/01/24	1,867
1,927,308	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.897	11/16/26	1,876
1,029,000	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	1.897	10/31/25	1,024
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				10,819

CONSUMER DURABLES & APPAREL - 0.0%
540,000	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	1.897	12/16/24	533
395,570	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	1.897	04/25/25	370
		TOTAL CONSUMER DURABLES & APPAREL				903

CONSUMER SERVICES - 0.1%
443,655	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.897	11/19/26	425
322,596	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	2.356	09/15/23	313
1,979,695	i	Scientific Games International, Inc	LIBOR 1 and 3 M + 2.750%	2.897	08/14/24	1,858
1,575,000	h,i	Sophia LP	LIBOR 3 M + 3.750%	5.000	09/22/27	1,563
1,686,155	i	YUM! Brands	LIBOR 1 M + 1.750%	1.900	04/03/25	1,644
		TOTAL CONSUMER SERVICES				5,803

DIVERSIFIED FINANCIALS - 0.0%
877,493	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.397	03/24/25	845
1,775,000	h,i	Reynolds Group Holdings, Inc	LIBOR 1 M + 3.250%	2.897	02/06/23	1,741
		TOTAL DIVERSIFIED FINANCIALS				2,586

ENERGY - 0.0%
1,990,000	i	Buckeye Partners LP	LIBOR 1 M + 2.750%	2.897	11/02/26	1,950
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$567,813	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000%	06/03/27	$564
1,979,784	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	2.397	03/31/25	1,867
		TOTAL ENERGY				4,381

FOOD, BEVERAGE & TOBACCO - 0.0%
893,233	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	3.000	08/01/25	877
1,000,000	h,i	Shearer’s Foods LLC	LIBOR 3 M + 4.000%	4.750	09/15/27	992
		TOTAL FOOD, BEVERAGE & TOBACCO				1,869

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,444,145	i	Change Healthcare Holdings LLC	LIBOR 1 and 3 M + 2.500%	3.500	03/01/24	1,412
1,995,000	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.238	01/08/27	1,968
990,019	i	DaVita, Inc	LIBOR 1 M + 1.750%	1.897	08/12/26	971
2,601,707	i	Endo Luxembourg Finance I Co Sarl	LIBOR 3 M + 4.250%	5.000	04/29/24	2,472
1,028,819	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	3.906	10/10/25	740
2,456,438	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 W + 2.000%	2.100	11/15/27	2,403
161,413	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	3.500	09/24/24	135
2,325,930	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.897	11/16/25	2,256
2,920,100	i	Select Medical Corp	LIBOR 3 M + 2.500%	2.780	03/06/25	2,836
1,420,551	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	3.750	02/06/24	1,188
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				16,381

INSURANCE - 0.0%
775,000	h,i	Alera Group Intermediate Holdings, Inc	LIBOR 3 M + 4.000%	5.000	09/25/25	761
1,990,000	i	NFP Corp	LIBOR 1 M + 3.250%	3.397	02/15/27	1,909
2,480,818	i	USI, Inc	LIBOR 3 M + 3.000%	3.220	05/16/24	2,396
		TOTAL INSURANCE				5,066

MATERIALS - 0.1%
1,750,000	i	Asplundh Tree Expert LLC	LIBOR 1 M + 2.500%	2.655	09/07/27	1,747
985,721	i	Atotech Alpha 3 BV	LIBOR 3 M + 3.000%	4.000	01/31/24	969
1,000,000	i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.156	10/01/22	990
1,442,001	i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.156	01/19/24	1,418
1,718,943	i	Chemours Co	LIBOR 1 M + 1.750%	1.900	04/03/25	1,654
2,000,000	h,i	Illuminate Buyer LLC	LIBOR 1 M + 4.000%	4.308	06/30/27	1,981
487,500	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	2.147	03/31/24	473
1,901,521	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.720	03/01/26	1,859
1,379,670	i	PolyOne Corp	LIBOR 1 M + 1.750%	1.895	01/30/26	1,351
334,109	i	Reynolds Consumer Products LLC	LIBOR 1 M + 1.750%	1.906	02/04/27	330
431,844	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.000%	3.151	10/01/25	417
992,481	i	Tamko Building Products, Inc	LIBOR 1 M + 3.250%	3.397	05/29/26	975
		TOTAL MATERIALS				14,164

MEDIA & ENTERTAINMENT - 0.1%
425,000	h,i	Cablevision Lightpath LLC	LIBOR 3 M + 3.250%	4.250	12/31/27	422
1,980,000	i	Charter Communications Operating LLC	LIBOR 1 M + 1.750%	1.900	02/01/27	1,932
719,572	i	CSC Holdings LLC	LIBOR 1 M + 2.500%	2.652	04/15/27	696
990,000	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.400	08/24/26	764
531,738	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.154	10/04/23	521
2,369,063	i	Nielsen Finance LLC	LIBOR 1 M + 3.750%	4.750	06/06/25	2,364
496,250	i	Pregis TopCo Corp	LIBOR 1 M + 3.750%	3.897	07/31/26	489
1,550,000	h,i	Radiate Holdco LLC	LIBOR 1 M + 3.500%	4.250	09/11/26	1,521
800,000	i	SkyMiles IP Ltd	LIBOR 3 M + 3.750%	4.750	10/20/27	805
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$992,500	i	Terrier Media Buyer, Inc	LIBOR 1 M + 4.250%	4.397%	12/17/26	$967
1,712,500	i	Vertical US Newco, Inc	LIBOR 6 M + 4.250%	4.570	07/31/27	1,696
2,250,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	2.652	01/31/28	2,181
		TOTAL MEDIA & ENTERTAINMENT				14,358

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,841,898	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.151	06/02/25	1,803
1,828,571	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.901	11/27/25	1,783
2,487,374	i	Catalent Pharma Solutions, Inc	LIBOR 1 M + 2.250%	3.250	05/18/26	2,472
494,778	i	Jaguar Holding Co II	LIBOR 1 M + 2.500%	3.500	08/18/22	492
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				6,550

REAL ESTATE - 0.0%
1,375,588	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.897	08/21/25	1,324
		TOTAL REAL ESTATE				1,324

RETAILING - 0.0%
322,563	i	Camelot Finance S.A.	LIBOR 1 M + 3.250%	3.147	10/28/26	316
		TOTAL RETAILING				316

SOFTWARE & SERVICES - 0.1%
1,000,000	h,i	Camelot US Acquisition	LIBOR 3 M + 3.000%	4.250	10/31/26	995
675,000	h,i	Hyland Software, Inc	LIBOR 1 M + 3.500%	4.500	07/01/24	671
1,979,695	i	Open Text Corp	LIBOR 1 M + 1.750%	1.911	05/30/25	1,963
1,500,000	h,i	Rackspace Technology Global, Inc	LIBOR 3 M + 3.000%	4.000	11/03/23	1,470
992,443	i	Rocket Software, Inc	LIBOR 1 M + 4.250%	4.397	11/28/25	971
96,280	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	2.147	02/22/24	90
1,625,000	i	Ultimate Software Group, Inc	LIBOR 3 M + 4.000%	4.750	05/04/26	1,619
1,750,000	i	Web.com Group Inc	LIBOR 1 M + 3.750%	3.901	10/10/25	1,687
		TOTAL SOFTWARE & SERVICES				9,466

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
2,417,821	i	Dell International LLC	LIBOR 1 M + 2.000%	2.750	09/19/25	2,405
1,259,245	i	Plantronics, Inc	LIBOR 1 and 3 M + 2.500%	2.656	07/02/25	1,180
755,472	i	TTM Technologies, Inc	LIBOR 1 M + 2.500%	2.655	09/28/24	740
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,325

TELECOMMUNICATION SERVICES - 0.0%
696,500	i	Front Range BidCo, Inc	LIBOR 1 M + 3.000%	3.147	03/09/27	675
4,488,750	i	T-Mobile USA, Inc	LIBOR 1 M + 3.000%	3.147	04/01/27	4,482
		TOTAL TELECOMMUNICATION SERVICES				5,157

TRANSPORTATION - 0.0%
1,642,871	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.152	12/14/23	1,337
473,813	i	Delta Air Lines, Inc	LIBOR 3 M + 4.750%	5.750	05/01/23	473
		TOTAL TRANSPORTATION				1,810

UTILITIES - 0.0%
992,211	i	Gopher Resource LLC	LIBOR 1 M + 3.250%	4.250	03/06/25	960
		TOTAL UTILITIES				960

		TOTAL BANK LOAN OBLIGATIONS				117,779
		(Cost $120,820)
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
BONDS - 95.1%

CORPORATE BONDS - 40.5%

AUTOMOBILES & COMPONENTS - 0.4%
EUR	450,000	g	Adient Global Holdings Ltd	3.500%	08/15/24	$485
	$2,500,000	g	Adient Global Holdings Ltd	4.875	08/15/26	2,381
	350,000	g	Adient US LLC	9.000	04/15/25	386
EUR	500,000		Aptiv plc	1.500	03/10/25	609
	$225,000		Dana, Inc	5.375	11/15/27	231
	350,000		Dana, Inc	5.625	06/15/28	361
	1,250,000		Ford Motor Co	8.500	04/21/23	1,362
	1,275,000		Ford Motor Co	9.000	04/22/25	1,462
	11,000,000		General Motors Co	6.125	10/01/25	12,776
	5,600,000		General Motors Co	5.000	10/01/28	6,298
	6,950,000		General Motors Co	6.600	04/01/36	8,448
	6,500,000		General Motors Co	5.200	04/01/45	6,991
	1,925,000		General Motors Co	6.750	04/01/46	2,370
EUR	400,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	468
	$8,675,000		Magna International, Inc	3.625	06/15/24	9,553
EUR	300,000		Volkswagen Bank GmbH	2.500	07/31/26	383
			TOTAL AUTOMOBILES & COMPONENTS			54,564

BANKS - 7.6%
	$8,250,000	g	Australia & New Zealand Banking Group Ltd	2.950	07/22/30	8,549
	3,800,000	g	Banco del Estado de Chile	2.668	01/08/21	3,810
	5,250,000	g	Banco del Estado de Chile	2.704	01/09/25	5,519
	300,000	g	Banco General S.A.	4.125	08/07/27	331
	3,800,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	3,933
	3,225,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	3,586
	5,950,000		Banco Santander S.A.	2.746	05/28/25	6,252
	3,800,000		Banco Santander S.A.	3.800	02/23/28	4,176
	2,400,000		Bancolombia S.A.	3.000	01/29/25	2,404
	2,650,000		Bancolombia S.A.	4.625	12/18/29	2,574
	2,750,000	g	Banistmo S.A.	4.250	07/31/27	2,797
	6,300,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	6,331
	5,000,000		Bank of America Corp	3.550	03/05/24	5,326
EUR	400,000		Bank of America Corp	1.375	03/26/25	494
	$10,200,000		Bank of America Corp	3.875	08/01/25	11,580
	7,100,000		Bank of America Corp	1.319	06/19/26	7,143
	8,000,000		Bank of America Corp	4.250	10/22/26	9,258
EUR	300,000		Bank of America Corp	1.776	05/04/27	378
	$18,265,000		Bank of America Corp	3.248	10/21/27	20,172
	9,650,000		Bank of America Corp	3.824	01/20/28	10,934
	10,650,000		Bank of America Corp	3.419	12/20/28	11,863
	11,475,000		Bank of America Corp	2.884	10/22/30	12,386
	50,500,000		Bank of America Corp	2.496	02/13/31	52,641
	17,450,000		Bank of America Corp	2.592	04/29/31	18,427
	39,350,000		Bank of America Corp	1.898	07/23/31	39,177
	18,000,000		Bank of America Corp	4.083	03/20/51	22,241
	5,000,000		Bank of America Corp	6.250	N/A‡	5,356
	3,000,000		Bank of America Corp	6.100	N/A‡	3,266
EUR	400,000		Barclays plc	0.625	11/14/23	471
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$5,900,000		Barclays plc	4.338%	05/16/24	$6,334
	10,000,000		Barclays plc	3.932	05/07/25	10,768
	11,000,000	g	BNP Paribas S.A.	2.819	11/19/25	11,604
	3,400,000	g	BNP Paribas S.A.	2.219	06/09/26	3,506
	6,300,000	g	BNP Paribas S.A.	1.904	09/30/28	6,271
	7,300,000	g	BNP Paribas S.A.	3.052	01/13/31	7,841
	5,700,000	g	BNP Paribas S.A.	2.588	08/12/35	5,531
	7,674,000	g	BPCE S.A.	4.625	07/11/24	8,450
	2,950,000		Citigroup, Inc	2.700	10/27/22	3,075
	8,500,000		Citigroup, Inc	3.875	03/26/25	9,351
EUR	250,000		Citigroup, Inc	1.500	07/24/26	308
	$36,375,000		Citigroup, Inc	3.200	10/21/26	40,108
	6,575,000		Citigroup, Inc	4.300	11/20/26	7,526
	21,485,000		Citigroup, Inc	4.450	09/29/27	24,887
	49,250,000		Citigroup, Inc	2.666	01/29/31	51,800
	11,000,000		Citigroup, Inc	4.412	03/31/31	13,193
	7,125,000		Citigroup, Inc	2.572	06/03/31	7,489
	4,000,000		Citigroup, Inc	6.300	N/A‡	4,190
	5,000,000		Citigroup, Inc	5.000	N/A‡	4,975
	7,400,000		Citizens Bank NA	2.650	05/26/22	7,647
	6,875,000		Cooperatieve Rabobank UA	3.950	11/09/22	7,305
	4,500,000	g	Cooperatieve Rabobank UA	2.625	07/22/24	4,801
	15,225,000		Cooperatieve Rabobank UA	3.750	07/21/26	16,952
	4,325,000	g	Credicorp Ltd	2.750	06/17/25	4,379
	11,050,000	g	Credit Agricole S.A.	3.250	10/04/24	11,941
	10,350,000	g	Credit Agricole S.A.	1.907	06/16/26	10,583
	2,450,000	g	DBS Group Holdings Ltd	4.520	12/11/28	2,675
	4,875,000		Discover Bank	3.200	08/09/21	4,973
	8,200,000		Discover Bank	2.450	09/12/24	8,650
	8,455,000		Discover Bank	3.450	07/27/26	9,253
	4,575,000		Discover Bank	2.700	02/06/30	4,784
GBP	500,000		HSBC Holdings plc	2.175	06/27/23	655
	$4,250,000		HSBC Holdings plc	3.033	11/22/23	4,433
	3,325,000		HSBC Holdings plc	2.633	11/07/25	3,463
	6,100,000		HSBC Holdings plc	1.645	04/18/26	6,083
	6,075,000		HSBC Holdings plc	3.900	05/25/26	6,713
	20,075,000		HSBC Holdings plc	4.292	09/12/26	22,354
	1,250,000		HSBC Holdings plc	4.375	11/23/26	1,379
	6,450,000		HSBC Holdings plc	4.041	03/13/28	7,125
	4,200,000		HSBC Holdings plc	2.013	09/22/28	4,155
	4,375,000		HSBC Holdings plc	4.950	03/31/30	5,265
	8,950,000		HSBC Holdings plc	3.973	05/22/30	10,014
	3,850,000		HSBC Holdings plc	2.357	08/18/31	3,810
	13,025,000		Huntington National Bank	2.500	08/07/22	13,495
	3,375,000	g	ICICI Bank Ltd	3.800	12/14/27	3,488
	4,350,000	g	ING Groep NV	4.625	01/06/26	5,101
	15,200,000	g	ING Groep NV	1.400	07/01/26	15,370
	2,125,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	2,170
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	5,121
	35,850,000		JPMorgan Chase & Co	2.301	10/15/25	37,712
	20,000,000		JPMorgan Chase & Co	2.005	03/13/26	20,765
	14,900,000		JPMorgan Chase & Co	3.200	06/15/26	16,523
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
EUR	600,000		JPMorgan Chase & Co	1.638%	05/18/28	$753
	$12,000,000		JPMorgan Chase & Co	4.203	07/23/29	14,195
	23,700,000		JPMorgan Chase & Co	3.702	05/06/30	27,183
	44,675,000		JPMorgan Chase & Co	2.739	10/15/30	48,095
	23,000,000		JPMorgan Chase & Co	4.493	03/24/31	28,026
	33,550,000		JPMorgan Chase & Co	2.522	04/22/31	35,710
	4,575,000		JPMorgan Chase & Co	2.956	05/13/31	4,890
	5,500,000		JPMorgan Chase & Co	5.000	N/A‡	5,491
	9,000,000		Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	9,424
	5,700,000		MUFG Americas Holdings Corp	3.500	06/18/22	5,974
	8,850,000		Natwest Group plc	3.032	11/28/35	8,501
	3,100,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	3,090
	5,625,000		PNC Bank NA	2.450	11/05/20	5,626
	4,000,000		PNC Bank NA	2.700	10/22/29	4,327
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,608
	11,800,000		Royal Bank of Canada	2.550	07/16/24	12,621
	6,325,000		Royal Bank of Scotland Group plc	3.073	05/22/28	6,643
	9,350,000		Santander Holdings USA, Inc	3.400	01/18/23	9,789
	13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	13,139
	3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,835
	11,050,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	11,755
	11,000,000		Toronto-Dominion Bank	1.150	06/12/25	11,176
	2,350,000		Toronto-Dominion Bank	3.625	09/15/31	2,640
	6,850,000		Truist Bank	3.525	10/26/21	6,864
	5,700,000		Truist Bank	2.750	05/01/23	6,012
	4,800,000		Truist Bank	2.150	12/06/24	5,081
	5,000,000		Truist Financial Corp	4.000	05/01/25	5,684
	5,000,000		Truist Financial Corp	4.950	N/A‡	5,263
	4,000,000		Truist Financial Corp	4.800	N/A‡	4,015
	450,000	g	UniCredit S.p.A	2.569	09/22/26	444
	2,550,000	g	United Overseas Bank Ltd	3.750	04/15/29	2,720
	4,650,000		Westpac Banking Corp	2.850	05/13/26	5,145
	6,450,000		Westpac Banking Corp	4.110	07/24/34	7,247
			TOTAL BANKS			1,125,685

CAPITAL GOODS - 1.0%
GBP	1,000,000		BAE Systems plc	4.125	06/08/22	1,358
	$4,175,000	g	BAE Systems plc	3.400	04/15/30	4,672
	2,475,000	g	BAE Systems plc	1.900	02/15/31	2,449
	225,000	g	Beacon Roofing Supply, Inc	4.500	11/15/26	232
	3,600,000	g	BOC Aviation Ltd	3.000	09/11/29	3,661
	1,775,000	g	Embraer Netherlands Finance BV	6.950	01/17/28	1,797
	1,432,000		General Electric Co	5.875	01/14/38	1,669
	108,000		General Electric Co	6.875	01/10/39	138
	1,850,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,151
EUR	500,000		Honeywell International, Inc	0.000	03/10/24	586
	$275,000		Howmet Aerospace, Inc	6.875	05/01/25	304
	1,000,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	1,148
	13,245,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	15,520
	2,175,000		Johnson Controls International plc	1.750	09/15/30	2,193
	3,000,000	g	Korea East-West Power Co Ltd	1.750	05/06/25	3,100
	3,150,000		L3Harris Technologies, Inc	3.850	06/15/23	3,410
	5,070,000		L3Harris Technologies, Inc	2.900	12/15/29	5,533
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,340,000		Lockheed Martin Corp	2.500%	11/23/20	$3,344
	1,700,000		Lockheed Martin Corp	1.850	06/15/30	1,768
	2,150,000		Lockheed Martin Corp	2.800	06/15/50	2,233
	9,825,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	10,210
	8,925,000		Northrop Grumman Corp	3.250	01/15/28	10,023
EUR	500,000		Parker-Hannifin Corp	1.125	03/01/25	599
	$19,200,000		Parker-Hannifin Corp	3.250	06/14/29	21,490
	6,600,000		Raytheon Technologies Corp	2.250	07/01/30	6,932
	5,475,000		Roper Technologies, Inc	3.800	12/15/26	6,317
	1,750,000		Roper Technologies, Inc	4.200	09/15/28	2,088
	1,000,000		Roper Technologies, Inc	2.950	09/15/29	1,100
	250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	266
	650,000		Trimble, Inc	4.900	06/15/28	766
	4,000,000	g	TSMC Global Ltd	0.750	09/28/25	3,963
	4,000,000	g	TSMC Global Ltd	1.000	09/28/27	3,929
	361,000		United Technologies Corp	3.650	08/16/23	390
	16,850,000		United Technologies Corp	4.125	11/16/28	19,941
	6,665,000		United Technologies Corp	4.500	06/01/42	8,399
	400,000	g	WESCO Distribution, Inc	7.125	06/15/25	436
	300,000	g	WESCO Distribution, Inc	7.250	06/15/28	329
	975,000		Xylem, Inc	2.250	01/30/31	1,033
			TOTAL CAPITAL GOODS			155,477

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
	875,000		AECOM	5.875	10/15/24	947
	325,000	g	ASGN, Inc	4.625	05/15/28	326
	250,000	g	GFL Environmental, Inc	4.250	06/01/25	252
	1,000,000	g,h	GFL Environmental, Inc	3.750	08/01/25	997
	1,950,000		IHS Markit Ltd	4.125	08/01/23	2,121
	3,175,000		IHS Markit Ltd	4.250	05/01/29	3,683
	2,350,000	g	Prime Security Services Borrower LLC	5.250	04/15/24	2,462
	2,000,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	2,139
	1,325,000	g	Prime Security Services Borrower LLC	3.375	08/31/27	1,274
	725,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	734
EUR	500,000		RELX Capital, Inc	1.300	05/12/25	618
	$11,102,000		Republic Services, Inc	3.550	06/01/22	11,582
	7,971,000		Republic Services, Inc	2.900	07/01/26	8,813
	1,000,000		United Rentals North America, Inc	4.625	10/15/25	1,023
	1,250,000		Verisk Analytics, Inc	4.125	03/15/29	1,473
	1,050,000		Verisk Analytics, Inc	3.625	05/15/50	1,195
	9,650,000		Waste Management, Inc	2.900	09/15/22	10,057
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,718
	3,475,000		Waste Management, Inc	4.150	07/15/49	4,426
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			56,840

CONSUMER DURABLES & APPAREL - 0.0%
	1,600,000		Leggett & Platt, Inc	4.400	03/15/29	1,773
	149,000		Newell Brands, Inc	4.875	06/01/25	161
			TOTAL CONSUMER DURABLES & APPAREL			1,934

CONSUMER SERVICES - 0.8%
	9,820,000		Amherst College	4.100	11/01/45	11,938
	29,085,000		Anheuser-Busch Cos LLC	3.650	02/01/26	32,506
	9,500,000		Anheuser-Busch Cos LLC	4.900	02/01/46	11,776
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$1,100,000	g	Arcos Dorados Holdings, Inc	5.875%	04/04/27	$1,150
	1,825,000	g	Cedar Fair LP	5.500	05/01/25	1,875
	125,000	g	Hilton Domestic Operating Co, Inc	5.375	05/01/25	130
	125,000	g	Hilton Domestic Operating Co, Inc	5.750	05/01/28	132
	925,000	g	International Game Technology plc	6.250	02/15/22	945
	1,610,000	g	International Game Technology plc	6.500	02/15/25	1,717
	775,000	g	MGM China Holdings Ltd	5.250	06/18/25	785
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	9,699
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	17,265
	2,100,000		Sands China Ltd	5.400	08/08/28	2,336
	1,000,000	g	Scientific Games International, Inc	5.000	10/15/25	1,006
EUR	500,000		Scientific Games International, Inc	3.375	02/15/26	557
	$15,000,000		Smith College	4.620	07/01/45	19,937
	1,125,000	g	Wynn Macau Ltd	5.500	01/15/26	1,109
	100,000	g	Yum! Brands, Inc	7.750	04/01/25	110
			TOTAL CONSUMER SERVICES			114,973

DIVERSIFIED FINANCIALS - 3.5%
	3,500,000		AerCap Ireland Capital DAC	3.650	07/21/27	3,204
	7,000,000		AerCap Ireland Capital DAC	4.625	10/15/27	6,789
	5,525,000		American Express Co	2.500	08/01/22	5,721
	4,000,000		American Express Co	3.700	08/03/23	4,333
	2,775,000		American Express Credit Corp	3.300	05/03/27	3,133
EUR	425,000		American Honda Finance Corp	1.950	10/18/24	534
	$3,975,000		Ameriprise Financial, Inc	3.000	03/22/22	4,124
	6,000,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	6,227
	300,000	g	Bangkok Bank PCL	3.733	09/25/34	294
	5,350,000		Bank of Montreal	3.803	12/15/32	5,960
	1,650,000	g	BBVA Bancomer S.A.	1.875	09/18/25	1,612
	300,000	g	BBVA Bancomer S.A.	5.350	11/12/29	297
	1,500,000	g	BBVA Bancomer S.A.	5.125	01/18/33	1,444
	4,525,000		Berkshire Hathaway, Inc	3.125	03/15/26	5,051
	20,775,000		Capital One Bank USA NA	3.375	02/15/23	21,955
EUR	150,000		Capital One Financial Corp	0.800	06/12/24	176
	$6,250,000		Community Preservation Corp	2.867	02/01/30	6,690
	9,800,000	g	Credit Suisse Group AG.	2.997	12/14/23	10,200
	8,475,000	g	Credit Suisse Group AG.	2.193	06/05/26	8,751
GBP	300,000		Credit Suisse Group AG.	2.250	06/09/28	397
	$8,525,000	g	Credit Suisse Group AG.	4.194	04/01/31	9,836
	7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	8,280
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	11,356
GBP	300,000		Danske Bank A.S.	2.250	01/14/28	393
	$9,325,000		Deutsche Bank AG.	3.547	09/18/31	9,370
EUR	500,000		EDP Finance BV	1.125	02/12/24	608
	$4,000,000		Ford Motor Credit Co LLC	3.096	05/04/23	3,906
	4,825,000		GE Capital International Funding Co	3.373	11/15/25	5,146
	25,700,000		GE Capital International Funding Co	4.418	11/15/35	27,161
	20,000,000		General Motors Financial Co, Inc	2.750	06/20/25	20,486
	5,475,000		General Motors Financial Co, Inc	5.650	01/17/29	6,391
	11,000,000		General Motors Financial Co, Inc	3.600	06/21/30	11,341
	5,450,000		General Motors Financial Co, Inc	5.700	N/A‡	5,470
EUR	850,000		Goldman Sachs Group, Inc	2.000	07/27/23	1,050
	$13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	14,892
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$26,625,000		Goldman Sachs Group, Inc	3.691%	06/05/28	$29,850
	7,400,000		Goldman Sachs Group, Inc	2.600	02/07/30	7,808
	6,075,000		Goldman Sachs Group, Inc	4.017	10/31/38	7,076
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	10,026
	1,162,925		Golondrina Leasing LLC	1.822	05/03/25	1,198
	4,000,000	g	Grupo Aval Ltd	4.750	09/26/22	4,095
	3,325,000	g	Grupo Aval Ltd	4.375	02/04/30	3,209
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,350
	1,305,000		Legg Mason, Inc	3.950	07/15/24	1,443
	19,000,000		Morgan Stanley	2.188	04/28/26	19,889
	37,625,000		Morgan Stanley	3.125	07/27/26	41,535
EUR	700,000		Morgan Stanley	1.342	10/23/26	860
	$6,900,000		Morgan Stanley	3.625	01/20/27	7,794
	21,500,000		Morgan Stanley	2.699	01/22/31	22,953
	3,350,000	g	Power Finance Corp Ltd	3.950	04/23/30	3,245
	6,080,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	6,759
	550,000		Springleaf Finance Corp	5.375	11/15/29	572
	2,600,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	2,963
	2,150,000		Synchrony Financial	4.375	03/19/24	2,331
	7,119,000		Synchrony Financial	4.250	08/15/24	7,735
	5,000,000	g	UBS AG.	2.450	12/01/20	5,009
	10,157,000	g	UBS Group AG.	2.859	08/15/23	10,546
	5,900,000	g	UBS Group AG.	3.126	08/13/30	6,548
	1,000,000		Voya Financial, Inc	5.700	07/15/43	1,339
	8,400,000		Wells Fargo & Co	3.750	01/24/24	9,125
	5,300,000		Wells Fargo & Co	3.550	09/29/25	5,893
	5,600,000		Wells Fargo & Co	3.000	10/23/26	6,113
	21,575,000		Wells Fargo & Co	2.393	06/02/28	22,500
	11,950,000		Wells Fargo & Co	2.879	10/30/30	12,746
	6,000,000		Wells Fargo & Co	5.900	N/A‡	6,133
	8,500,000		Wells Fargo & Co	5.875	N/A‡	9,158
			TOTAL DIVERSIFIED FINANCIALS			514,379

ENERGY - 3.2%
	1,825,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	2,233
	1,050,000		AmeriGas Partners LP	5.875	08/20/26	1,154
	11,000,000		Chevron Corp	1.554	05/11/25	11,396
	4,925,000		Chevron Corp	2.236	05/11/30	5,223
	11,200,000		Concho Resources, Inc	2.400	02/15/31	10,702
	2,375,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,161
	10,000,000		Diamondback Energy, Inc	2.875	12/01/24	10,123
	250,000		Ecopetrol S.A.	5.375	06/26/26	276
	4,100,000		Ecopetrol S.A.	6.875	04/29/30	4,910
	1,430,000		Ecopetrol S.A.	5.875	05/28/45	1,559
	475,000		Enable Midstream Partners LP	4.150	09/15/29	440
	8,225,000		Enbridge, Inc	3.125	11/15/29	8,739
	6,421,000		Energy Transfer Operating LP	3.600	02/01/23	6,599
	5,930,000		Energy Transfer Operating LP	4.200	09/15/23	6,249
	4,575,000		Energy Transfer Operating LP	2.900	05/15/25	4,599
	4,725,000		Energy Transfer Operating LP	4.750	01/15/26	5,035
	2,950,000		Energy Transfer Operating LP	5.500	06/01/27	3,217
	7,850,000		Energy Transfer Operating LP	4.950	06/15/28	8,309
	4,225,000		Energy Transfer Operating LP	5.250	04/15/29	4,543
	10,350,000		Energy Transfer Operating LP	3.750	05/15/30	10,017
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$8,700,000		Energy Transfer Operating LP	6.250%	04/15/49	$8,953
	9,125,000		Energy Transfer Operating LP	5.000	05/15/50	8,376
	5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,747
	6,275,000		Enterprise Products Operating LLC	3.125	07/31/29	6,834
	700,000		Enterprise Products Operating LLC	2.800	01/31/30	741
	1,250,000		Enterprise Products Operating LLC	4.900	05/15/46	1,407
	4,025,000		Enterprise Products Operating LLC	4.250	02/15/48	4,268
	6,200,000		Enterprise Products Operating LLC	4.800	02/01/49	7,135
	4,200,000		Enterprise Products Operating LLC	4.200	01/31/50	4,459
	10,600,000		Enterprise Products Operating LLC	3.700	01/31/51	10,440
	5,125,000		Enterprise Products Operating LLC	3.950	01/31/60	5,032
	1,225,000	g	EQM Midstream Partners LP	6.000	07/01/25	1,263
	300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	334
	4,850,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	5,619
	2,065,000		Kinder Morgan, Inc	5.300	12/01/34	2,432
	4,000,000	g	Leviathan Bond Ltd	5.750	06/30/23	4,120
	800,000	g	Leviathan Bond Ltd	6.125	06/30/25	826
	10,675,000		Magellan Midstream Partners LP	3.250	06/01/30	11,449
	9,075,000		Marathon Petroleum Corp	3.800	04/01/28	9,853
	2,800,000		Marathon Petroleum Corp	4.750	09/15/44	2,917
	5,500,000		Marathon Petroleum Corp	5.000	09/15/54	5,646
	8,950,000		MPLX LP	1.750	03/01/26	8,930
	11,000,000		MPLX LP	4.000	03/15/28	12,003
	6,200,000		MPLX LP	2.650	08/15/30	6,075
	12,525,000		MPLX LP	4.500	04/15/38	12,803
	6,150,000		MPLX LP	4.700	04/15/48	6,220
	675,000		Murphy Oil Corp	5.875	12/01/27	576
	1,000,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	1,004
	900,000		Noble Energy, Inc	3.900	11/15/24	985
	1,675,000		Noble Energy, Inc	3.850	01/15/28	1,901
	3,465,000		Noble Energy, Inc	5.050	11/15/44	4,488
	1,400,000		NuStar Logistics LP	5.750	10/01/25	1,446
	3,000,000		Occidental Petroleum Corp	3.500	06/15/25	2,490
	2,200,000		Occidental Petroleum Corp	5.550	03/15/26	1,993
	3,900,000		Occidental Petroleum Corp	4.300	08/15/39	2,703
	1,350,000	g	Oleoducto Central S.A.	4.000	07/14/27	1,402
	1,775,000		ONEOK, Inc	4.000	07/13/27	1,847
	11,642,000		ONEOK, Inc	4.550	07/15/28	12,333
	12,150,000		ONEOK, Inc	4.350	03/15/29	12,677
	10,380,000		ONEOK, Inc	3.400	09/01/29	10,182
	5,500,000		ONEOK, Inc	3.100	03/15/30	5,292
	2,000,000		ONEOK, Inc	5.200	07/15/48	1,925
	5,500,000		ONEOK, Inc	4.500	03/15/50	4,859
	3,000,000	g	Pertamina Persero PT	4.300	05/20/23	3,212
	1,425,000	g	Pertamina Persero PT	3.650	07/30/29	1,529
	2,600,000	g	Peru LNG Srl	5.375	03/22/30	1,991
	2,335,000		Petrobras Global Finance BV	5.999	01/27/28	2,594
	1,100,000		Petrobras Global Finance BV	5.093	01/15/30	1,156
	4,000,000		Petrobras Global Finance BV	5.600	01/03/31	4,273
	750,000		Petrobras Global Finance BV	7.250	03/17/44	855
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	420
	$5,000,000		Petroleos Mexicanos	1.950	12/20/22	5,053
	2,675,000		Petroleos Mexicanos	2.000	12/20/22	2,724
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,460
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,775,000		Petroleos Mexicanos	6.500%	03/13/27	$3,520
	2,650,000		Petroleos Mexicanos	5.350	02/12/28	2,268
	2,988,000	g	Petroleos Mexicanos	6.840	01/23/30	2,659
	5,300,000	g	Petroleos Mexicanos	5.950	01/28/31	4,408
	2,150,000	g	Petronas Capital Ltd	3.500	04/21/30	2,398
	3,250,000		Phillips 66 Partners LP	3.150	12/15/29	3,205
	3,275,000		Phillips 66 Partners LP	4.680	02/15/45	3,332
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,275
	2,623,500	g	Rio Oil Finance Trust	8.200	04/06/28	2,807
	9,875,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	10,713
	5,200,000	g	Sabine Pass Liquefaction LLC	4.500	05/15/30	5,852
	5,550,000		Shell International Finance BV	2.250	01/06/23	5,775
	4,875,000		Shell International Finance BV	2.875	05/10/26	5,396
	6,900,000		Shell International Finance BV	3.125	11/07/49	7,105
	350,000	g	Stena AB	7.000	02/01/24	342
	6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	6,636
	1,925,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	1,814
	525,000		Sunoco LP	4.875	01/15/23	528
	600,000		Targa Resources Partners LP	5.125	02/01/25	598
	1,000,000		Targa Resources Partners LP	5.875	04/15/26	1,027
	425,000		Targa Resources Partners LP	6.500	07/15/27	443
	5,800,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	5,661
EUR	600,000		Total Capital International S.A.	2.500	03/25/26	801
	$11,000,000		Total Capital International S.A.	3.127	05/29/50	11,362
	19,150,000		TransCanada PipeLines Ltd	4.250	05/15/28	22,127
	1,400,000		Vale Overseas Ltd	6.250	08/10/26	1,655
	5,075,000		Williams Partners LP	3.750	06/15/27	5,566
	2,000,000	g	YPF S.A.	8.500	07/28/25	1,462
			TOTAL ENERGY			477,471

FOOD & STAPLES RETAILING - 0.6%
	5,225,000		Costco Wholesale Corp	1.375	06/20/27	5,349
	7,850,000		Costco Wholesale Corp	1.600	04/20/30	7,996
	2,450,000		Costco Wholesale Corp	1.750	04/20/32	2,512
	1,223,000		Ingles Markets, Inc	5.750	06/15/23	1,240
	5,575,000		Kroger Co	3.700	08/01/27	6,388
	3,140,000		Kroger Co	3.875	10/15/46	3,552
	1,325,000		Kroger Co	4.450	02/01/47	1,628
	2,636,000		Kroger Co	3.950	01/15/50	3,070
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,187
	$22,300,000		Walmart, Inc	3.700	06/26/28	26,355
	4,350,000		Walmart, Inc	3.250	07/08/29	5,068
	13,650,000		Walmart, Inc	2.375	09/24/29	15,067
	6,150,000		Walmart, Inc	3.950	06/28/38	7,696
			TOTAL FOOD & STAPLES RETAILING			87,108

FOOD, BEVERAGE & TOBACCO - 1.4%
	6,425,000		Altria Group, Inc	4.800	02/14/29	7,620
	3,375,000		Altria Group, Inc	3.400	05/06/30	3,673
	5,800,000		Altria Group, Inc	5.950	02/14/49	7,776
	18,600,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	22,610
	5,045,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	5,878
	6,275,000		BAT Capital Corp	2.259	03/25/28	6,290
	16,425,000		BAT Capital Corp	4.906	04/02/30	19,360
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$10,875,000		BAT Capital Corp	2.726%	03/25/31	$10,771
	5,225,000		BAT Capital Corp	3.734	09/25/40	5,185
	5,500,000		BAT Capital Corp	4.540	08/15/47	5,878
	1,500,000	g	BRF S.A.	5.750	09/21/50	1,488
	2,750,000		Coca-Cola Co	1.450	06/01/27	2,835
	25,000,000		Coca-Cola Co	1.000	03/15/28	24,919
	3,375,000		Coca-Cola Co	1.650	06/01/30	3,492
EUR	400,000		Coca-Cola Co	0.800	03/15/40	463
	$1,700,000		Constellation Brands, Inc	4.400	11/15/25	1,976
	2,675,000		Constellation Brands, Inc	3.700	12/06/26	3,059
	1,825,000		Constellation Brands, Inc	3.600	02/15/28	2,062
	3,225,000		Constellation Brands, Inc	3.150	08/01/29	3,520
	1,125,000		Constellation Brands, Inc	2.875	05/01/30	1,214
	3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,143
	5,500,000		Diageo Capital plc	2.125	10/24/24	5,825
	4,500,000		Diageo Capital plc	1.375	09/29/25	4,611
	8,050,000		Diageo Capital plc	2.375	10/24/29	8,578
	3,900,000		Diageo Capital plc	2.000	04/29/30	4,015
	3,600,000	g	Embotelladora Andina S.A.	3.950	01/21/50	3,807
	1,550,000		General Mills, Inc	2.875	04/15/30	1,700
	3,700,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	4,308
	2,400,000	g	Grupo Bimbo SAB de C.V.	5.950	N/A‡	2,514
	1,550,000		JM Smucker Co	2.375	03/15/30	1,616
	4,450,000		JM Smucker Co	3.550	03/15/50	4,749
	3,900,000		Kellogg Co	3.400	11/15/27	4,395
EUR	400,000		PepsiCo, Inc	0.500	05/06/28	481
	$3,125,000		PepsiCo, Inc	3.450	10/06/46	3,615
	6,325,000		Philip Morris International, Inc	2.100	05/01/30	6,501
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,371
	2,050,000	g	Post Holdings, Inc	4.625	04/15/30	2,109
	2,700,000		Tyson Foods, Inc	3.900	09/28/23	2,952
			TOTAL FOOD, BEVERAGE & TOBACCO			207,359

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
	4,750,000		Abbott Laboratories	3.875	09/15/25	5,423
	11,022,000		Abbott Laboratories	3.750	11/30/26	12,787
	2,250,000		Abbott Laboratories	5.300	05/27/40	3,286
	11,100,000		Anthem, Inc	3.650	12/01/27	12,639
EUR	500,000	g	Avantor Funding, Inc	3.875	07/15/28	599
	$1,500,000	g	Avantor Funding, Inc	4.625	07/15/28	1,556
EUR	430,000		Becton Dickinson & Co	1.401	05/24/23	518
	670,000		Becton Dickinson & Co	1.900	12/15/26	835
	$11,589,000		Becton Dickinson & Co	3.700	06/06/27	13,134
	4,850,000		Boston Scientific Corp	4.000	03/01/29	5,639
	3,650,000		Centene Corp	4.250	12/15/27	3,820
	19,230,000		Children’s Hospital Medic	4.268	05/15/44	24,101
	5,350,000		Cigna Corp	2.400	03/15/30	5,532
	5,075,000		Cigna Corp	3.200	03/15/40	5,370
	3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,952
	6,775,000		CVS Health Corp	2.625	08/15/24	7,220
	15,950,000		CVS Health Corp	2.875	06/01/26	17,267
	23,450,000		CVS Health Corp	3.750	04/01/30	26,795
	25,800,000		CVS Health Corp	1.750	08/21/30	25,257
	10,300,000		CVS Health Corp	4.780	03/25/38	12,465
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$4,675,000		CVS Health Corp	2.700%	08/21/40	$4,472
	8,350,000		CVS Health Corp	5.050	03/25/48	10,619
	3,750,000		CVS Health Corp	4.250	04/01/50	4,398
	3,325,000		Danaher Corp	2.600	10/01/50	3,239
	4,105,000		Dartmouth-Hitchcock Health	4.178	08/01/48	4,901
	1,250,000	g	DaVita, Inc	4.625	06/01/30	1,283
	4,325,000	g	DaVita, Inc	3.750	02/15/31	4,167
EUR	500,000		DH Europe Finance Sarl	1.200	06/30/27	616
	$875,000		Encompass Health Corp	4.625	04/01/31	875
	4,225,000		HCA, Inc	5.625	09/01/28	4,833
	5,000,000		HCA, Inc	5.500	06/15/47	6,234
	3,500,000	g	Hologic, Inc	3.250	02/15/29	3,522
	6,250,000		Humana, Inc	3.950	03/15/27	7,151
	12,500,000		Mercy Health	3.382	11/01/25	13,504
	500,000	g	Molina Healthcare, Inc	4.375	06/15/28	510
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	5,643
	11,046,000	g	SBA Tower Trust	1.884	01/15/26	11,289
EUR	450,000		Stryker Corp	2.625	11/30/30	621
	$150,000	g	Teleflex, Inc	4.250	06/01/28	155
	375,000	g	Tenet Healthcare Corp	4.625	06/15/28	378
	5,775,000		UnitedHealth Group, Inc	2.950	10/15/27	6,433
	4,625,000		UnitedHealth Group, Inc	3.750	10/15/47	5,478
	2,150,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	2,295
	3,745,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	4,139
			TOTAL HEALTH CARE EQUIPMENT & SERVICES			294,950

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
	3,000,000		Kimberly-Clark Corp	1.050	09/15/27	3,021
EUR	600,000		The Procter & Gamble Company	0.625	10/30/24	727
	400,000		The Procter & Gamble Company	1.875	10/30/38	581
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,329

INSURANCE - 1.2%
	$1,925,000		Aetna, Inc	6.625	06/15/36	2,734
	1,525,000	g	AIA Group Ltd	3.200	09/16/40	1,575
	5,500,000		Allstate Corp	3.850	08/10/49	6,523
	2,700,000		American Financial Group, Inc	3.500	08/15/26	2,922
	7,450,000		American International Group, Inc	3.400	06/30/30	8,218
	6,350,000		Aon Corp	2.800	05/15/30	6,856
	12,975,000		Aon plc	3.500	06/14/24	14,135
	3,250,000		AXIS Specialty Finance LLC	4.900	01/15/40	3,245
	2,275,000		Berkshire Hathaway Finance Corp	1.850	03/12/30	2,376
	2,400,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	3,123
	6,250,000		Chubb INA Holdings, Inc	2.875	11/03/22	6,537
EUR	450,000		Chubb INA Holdings, Inc	0.875	06/15/27	541
	500,000		Chubb INA Holdings, Inc	1.550	03/15/28	628
	450,000		Chubb INA Holdings, Inc	1.400	06/15/31	561
	$3,525,000		CNA Financial Corp	3.950	05/15/24	3,905
	3,775,000		CNA Financial Corp	2.050	08/15/30	3,741
	1,825,000	g	Equitable Financial Life Global Funding	1.400	07/07/25	1,863
EUR	250,000		Fairfax Financial Holdings Ltd	2.750	03/29/28	304
	$5,575,000	g	Five Corners Funding Trust	4.419	11/15/23	6,194
	7,325,000	g	Five Corners Funding Trust II	2.850	05/15/30	7,901
	5,500,000		Hartford Financial Services Group, Inc	2.800	08/19/29	5,960
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$1,350,000		Hartford Financial Services Group, Inc	4.300%	04/15/43	$1,583
	3,375,000		Hartford Financial Services Group, Inc	3.600	08/19/49	3,739
	728,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	796
EUR	750,000		Liberty Mutual Group, Inc	2.750	05/04/26	981
	$4,100,000	g	Liberty Mutual Group, Inc	3.951	10/15/50	4,567
	1,600,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	1,748
	1,365,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	1,508
	4,325,000		MetLife, Inc	3.600	11/13/25	4,909
	18,175,000		MetLife, Inc	3.850	N/A‡	18,107
	3,025,000	g	Metropolitan Life Global Funding I	2.950	04/09/30	3,393
	11,875,000		PartnerRe Finance B LLC	4.500	10/01/50	11,911
	6,000,000		Principal Financial Group, Inc	2.125	06/15/30	6,176
	2,500,000		Prudential Financial, Inc	3.905	12/07/47	2,775
	6,960,000		Prudential Financial, Inc	3.700	10/01/50	7,101
	3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,464
	4,150,000		Reinsurance Group of America, Inc	3.900	05/15/29	4,735
	1,300,000		Travelers Cos, Inc	2.550	04/27/50	1,272
	7,750,000	g,i	Vitality Re IX Ltd	1.692	01/10/22	7,711
	3,500,000	g,i	Vitality Re X Ltd	1.842	01/10/23	3,481
			TOTAL INSURANCE			179,799

MATERIALS - 1.1%
	1,750,000		Air Products & Chemicals, Inc	1.500	10/15/25	1,815
	1,950,000		Air Products & Chemicals, Inc	2.050	05/15/30	2,055
	4,550,000	g	Anglo American Capital plc	2.625	09/10/30	4,513
	7,475,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	7,623
	250,000	g	Arconic Corp	6.000	05/15/25	267
	175,000	g	Arconic Rolled Products Corp	6.125	02/15/28	180
EUR	250,000		Ball Corp	4.375	12/15/23	320
	425,000		Ball Corp	0.875	03/15/24	489
	$1,875,000		Ball Corp	2.875	08/15/30	1,854
	852,000		Bemis Co, Inc	3.100	09/15/26	928
	2,600,000		Bemis Co, Inc	2.630	06/19/30	2,775
	200,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	212
	3,000,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	3,176
	1,650,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	1,747
	3,175,000	g	Cemex SAB de C.V.	7.375	06/05/27	3,431
	2,500,000	g	Cemex SAB de C.V.	5.450	11/19/29	2,528
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	4,271
	3,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.150	01/14/30	3,188
	2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.700	01/30/50	2,116
	4,000,000		DowDuPont, Inc	4.725	11/15/28	4,799
	500,000	g	Element Solutions, Inc	3.875	09/01/28	491
	4,300,000	g,h	First Quantum Minerals Ltd	6.875	10/15/27	4,142
	3,000,000		Freeport-McMoRan, Inc	5.450	03/15/43	3,331
	2,600,000	g	Fresnillo plc	4.250	10/02/50	2,568
	775,000	g	Hudbay Minerals, Inc	6.125	04/01/29	767
EUR	350,000	g	INEOS Finance plc	2.875	05/01/26	394
	$2,561,000		International Paper Co	5.000	09/15/35	3,332
	3,750,000		International Paper Co	4.350	08/15/48	4,580
	3,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,341
	1,500,000	g	Inversiones CMPC S.A.	3.850	01/13/30	1,641
	5,672,000		LyondellBasell Industries NV	6.000	11/15/21	5,935
	5,800,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	5,850
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$5,800,000	g	Midwest Connector Capital Co LLC	4.625%	04/01/29	$5,859
	1,725,000		Mosaic Co	4.875	11/15/41	1,806
	4,000,000		Newmont Corp	2.250	10/01/30	4,125
	2,000,000	g	Nova Chemicals Corp	4.875	06/01/24	1,986
	4,767,000		Nutrien Ltd	3.375	03/15/25	5,263
	7,500,000		Nutrien Ltd	2.950	05/13/30	8,200
EUR	125,000	g	OCI NV	5.000	04/15/23	150
	$500,000	g	OCI NV	6.625	04/15/23	517
EUR	375,000	g	OCI NV	3.125	11/01/24	436
	$525,000	g	OCI NV	5.250	11/01/24	542
	2,375,000	h	OCI NV	4.625	10/15/25	2,375
EUR	250,000	g	OI European Group BV	3.125	11/15/24	296
	$375,000	g	PolyOne Corp	5.750	05/15/25	397
	350,000	g	POSCO	2.500	01/17/25	363
	8,050,000		Praxair, Inc	1.100	08/10/30	7,794
	2,250,000		Praxair, Inc	2.000	08/10/50	2,024
	2,550,000	g	SABIC Capital II BV	4.000	10/10/23	2,741
	1,300,000		SASOL Financing USA LLC	6.500	09/27/28	1,228
	8,200,000		Sherwin-Williams Co	2.300	05/15/30	8,557
EUR	400,000		Silgan Holdings, Inc	3.250	03/15/25	474
	$1,925,000		Suzano Austria GmbH	6.000	01/15/29	2,195
	725,000	g	Tronox, Inc	6.500	05/01/25	754
	3,000,000		Vulcan Materials Co	3.500	06/01/30	3,357
	9,300,000		WRKCo, Inc	4.900	03/15/29	11,469
			TOTAL MATERIALS			157,567

MEDIA & ENTERTAINMENT - 2.7%
	4,350,000		Activision Blizzard, Inc	3.400	09/15/26	4,953
	3,700,000		Activision Blizzard, Inc	1.350	09/15/30	3,605
	9,250,000		Alphabet, Inc	1.100	08/15/30	9,158
	6,100,000		Alphabet, Inc	2.050	08/15/50	5,669
EUR	200,000	g	Ashland Services BV	2.000	01/30/28	223
	$3,000,000	g	Banco Nacional de Panama	2.500	08/11/30	2,969
	1,775,000	g	Cable Onda S.A.	4.500	01/30/30	1,847
	5,000,000	g	CCO Holdings LLC	4.250	02/01/31	5,180
	8,000,000		Charter Communications Operating LLC	3.750	02/15/28	8,840
	8,350,000		Charter Communications Operating LLC	4.200	03/15/28	9,481
	5,000,000		Charter Communications Operating LLC	2.800	04/01/31	5,186
	6,150,000		Charter Communications Operating LLC	5.125	07/01/49	7,116
	21,620,000		Charter Communications Operating LLC	4.800	03/01/50	24,710
	11,800,000		Comcast Corp	3.950	10/15/25	13,532
	10,650,000		Comcast Corp	2.350	01/15/27	11,441
	6,670,000		Comcast Corp	3.300	02/01/27	7,520
EUR	450,000		Comcast Corp	0.250	05/20/27	529
	$31,750,000		Comcast Corp	4.150	10/15/28	38,310
	11,875,000		Comcast Corp	2.650	02/01/30	12,950
	15,000,000		Comcast Corp	3.400	04/01/30	17,303
	12,175,000		Comcast Corp	1.950	01/15/31	12,501
	7,675,000		Comcast Corp	1.500	02/15/31	7,553
	5,000,000		Comcast Corp	4.400	08/15/35	6,324
	18,200,000		Comcast Corp	3.200	07/15/36	20,199
	3,000,000		Comcast Corp	3.900	03/01/38	3,552
	2,500,000		Comcast Corp	4.700	10/15/48	3,308
	16,500,000		Comcast Corp	3.450	02/01/50	18,736
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$11,650,000		Comcast Corp	2.800%	01/15/51	$11,674
	7,700,000		Comcast Corp	2.450	08/15/52	7,198
	1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,657
	5,000,000	g	CSC Holdings LLC	3.375	02/15/31	4,841
	2,099,000		Discovery Communications LLC	2.950	03/20/23	2,211
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	401
	$6,850,000		Discovery Communications LLC	4.125	05/15/29	7,870
	6,400,000		Discovery Communications LLC	5.200	09/20/47	7,673
	3,000,000	h	DISH DBS Corp	7.375	07/01/28	3,090
	2,000,000	g	Empresa de los Ferrocarriles del Estado	3.068	08/18/50	1,960
	1,895,000		Grupo Televisa SAB	6.625	01/15/40	2,497
	650,000	g	Lamar Media Corp	3.750	02/15/28	647
	1,000,000	g	Lamar Media Corp	4.000	02/15/30	1,000
	2,000,000	g	Medco Bell Pte Ltd	6.375	01/30/27	1,720
	3,500,000	g	MEGlobal Canada ULC	5.000	05/18/25	3,776
EUR	400,000	g	Reckitt Benckiser Treasury Services Nederland BV	0.375	05/19/26	478
	$2,675,000	g	Sirius XM Radio, Inc	4.125	07/01/30	2,741
	975,000	g	TEGNA, Inc	4.750	03/15/26	996
	675,000	g	TEGNA, Inc	4.625	03/15/28	660
	250,000	g	Tencent Holdings Ltd	3.975	04/11/29	284
	5,675,000		Time Warner Cable LLC	5.875	11/15/40	7,060
	4,075,000		Time Warner Cable LLC	4.500	09/15/42	4,419
	11,200,000	g	Upjohn, Inc	2.700	06/22/30	11,588
	2,425,000	g	Upjohn, Inc	3.850	06/22/40	2,611
	4,200,000		ViacomCBS, Inc	2.900	01/15/27	4,525
	2,500,000		ViacomCBS, Inc	3.375	02/15/28	2,755
	2,250,000		ViacomCBS, Inc	4.375	03/15/43	2,385
	1,150,000		ViacomCBS, Inc	5.850	09/01/43	1,441
	2,105,000		Walt Disney Co	7.625	11/30/28	3,010
	12,750,000		Walt Disney Co	2.000	09/01/29	13,175
	1,578,000		Walt Disney Co	6.550	03/15/33	2,308
	10,900,000		Walt Disney Co	3.600	01/13/51	12,274
	2,700,000		Weibo Corp	3.375	07/08/30	2,742
			TOTAL MEDIA & ENTERTAINMENT			396,362

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
EUR	400,000		Abbott Ireland Financing DAC	1.500	09/27/26	507
	$3,500,000		AbbVie, Inc	2.850	05/14/23	3,682
EUR	550,000	g	AbbVie, Inc	1.250	06/01/24	668
	$8,700,000	g	AbbVie, Inc	3.800	03/15/25	9,654
	26,000,000	g	AbbVie, Inc	2.950	11/21/26	28,323
EUR	350,000	g	AbbVie, Inc	2.625	11/15/28	478
	$22,275,000	g	AbbVie, Inc	3.200	11/21/29	24,492
	12,850,000	g	AbbVie, Inc	4.050	11/21/39	14,676
	6,700,000		AbbVie, Inc	4.400	11/06/42	7,961
	2,680,000		AbbVie, Inc	4.450	05/14/46	3,185
	9,525,000	g	AbbVie, Inc	4.250	11/21/49	11,250
	5,650,000		AstraZeneca plc	3.125	06/12/27	6,265
	325,000	g	Bausch Health Cos, Inc	5.000	01/30/28	316
	2,900,000		Bristol-Myers Squibb Co	2.900	07/26/24	3,142
	2,900,000		Bristol-Myers Squibb Co	3.875	08/15/25	3,310
	13,600,000		Bristol-Myers Squibb Co	3.450	11/15/27	15,622
	20,175,000		Bristol-Myers Squibb Co	3.400	07/26/29	23,441
	16,500,000		Bristol-Myers Squibb Co	4.250	10/26/49	21,670
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$10,000,000		Eli Lilly & Co	2.250%	05/15/50	$9,425
	225,000	g	Emergent BioSolutions, Inc	3.875	08/15/28	226
	3,725,000		Gilead Sciences, Inc	1.200	10/01/27	3,731
	9,000,000		Gilead Sciences, Inc	1.650	10/01/30	8,982
	1,775,000		Gilead Sciences, Inc	4.000	09/01/36	2,147
	5,450,000		Gilead Sciences, Inc	2.800	10/01/50	5,376
	125,000	g	Jaguar Holding Co II	4.625	06/15/25	129
	100,000	g	Jaguar Holding Co II	5.000	06/15/28	104
	5,650,000		Johnson & Johnson	2.450	03/01/26	6,169
	3,950,000		Johnson & Johnson	2.900	01/15/28	4,440
	3,750,000		Johnson & Johnson	3.400	01/15/38	4,382
	19,100,000		Merck & Co, Inc	1.450	06/24/30	19,365
	11,750,000		Merck & Co, Inc	2.450	06/24/50	11,687
	5,750,000		Mylan, Inc	4.550	04/15/28	6,695
	9,600,000		Novartis Capital Corp	3.000	11/20/25	10,678
	5,200,000	g	Royalty Pharma plc	2.200	09/02/30	5,170
EUR	1,200,000		Takeda Pharmaceutical Co Ltd	1.125	11/21/22	1,438
	$17,650,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	17,875
EUR	400,000		Takeda Pharmaceutical Co Ltd	3.000	11/21/30	562
	400,000		Takeda Pharmaceutical Co Ltd	1.375	07/09/32	485
	$1,975,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	2,040
	3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,647
	9,775,000		Thermo Fisher Scientific, Inc	4.133	03/25/25	11,137
EUR	300,000		Thermo Fisher Scientific, Inc	1.950	07/24/29	394
	325,000		Thermo Fisher Scientific, Inc	2.875	07/24/37	483
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			314,409

REAL ESTATE - 2.1%
	$1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,905
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,646
	5,500,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	6,919
	3,725,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	3,635
	5,950,000		American Tower Corp	3.000	06/15/23	6,301
	5,775,000		American Tower Corp	2.950	01/15/25	6,238
EUR	600,000		American Tower Corp	1.950	05/22/26	762
	$2,418,000		American Tower Corp	3.375	10/15/26	2,677
	10,000,000		American Tower Corp	2.750	01/15/27	10,782
	1,600,000		American Tower Corp	3.600	01/15/28	1,794
	8,850,000		American Tower Corp	3.800	08/15/29	10,130
	13,700,000		American Tower Corp	2.900	01/15/30	14,787
	9,925,000		American Tower Corp	1.875	10/15/30	9,775
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,867
	5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	6,236
	1,950,000		Camden Property Trust	3.150	07/01/29	2,162
	2,150,000		Camden Property Trust	2.800	05/15/30	2,337
	1,700,000		Crown Castle International Corp	3.650	09/01/27	1,901
	1,825,000		Crown Castle International Corp	3.800	02/15/28	2,066
	19,725,000		Crown Castle International Corp	2.250	01/15/31	19,870
	4,750,000		Crown Castle International Corp	3.250	01/15/51	4,712
	3,075,000		Digital Realty Trust LP	3.700	08/15/27	3,459
	1,600,000		Duke Realty LP	3.250	06/30/26	1,774
	2,525,000		Duke Realty LP	4.000	09/15/28	2,944
	3,125,000		Duke Realty LP	1.750	07/01/30	3,108
	3,825,000		Equinix, Inc	2.150	07/15/30	3,872
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,754,000		Essex Portfolio LP	3.375%	01/15/23	$2,885
	9,100,000		Essex Portfolio LP	3.000	01/15/30	9,774
	1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,744
	6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	7,212
	3,000,000		Healthcare Realty Trust, Inc	3.625	01/15/28	3,286
	1,750,000		Healthcare Realty Trust, Inc	2.400	03/15/30	1,773
	1,850,000	h	Healthcare Realty Trust, Inc	2.050	03/15/31	1,825
	6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	6,956
	11,400,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	12,256
	7,950,000		Highwoods Realty LP	3.875	03/01/27	8,620
	2,900,000		Highwoods Realty LP	4.125	03/15/28	3,198
	2,875,000		Highwoods Realty LP	4.200	04/15/29	3,226
	6,000,000		Highwoods Realty LP	3.050	02/15/30	6,200
	1,833,000		Hudson Pacific Properties LP	3.950	11/01/27	1,971
	3,000,000		Hudson Pacific Properties LP	3.250	01/15/30	3,105
	800,000		iStar, Inc	4.750	10/01/24	774
	850,000		Life Storage LP	2.200	10/15/30	849
	575,000	g	MGM Growth Properties Operating Partnership LP	4.625	06/15/25	586
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,707
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	6,007
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,853
	7,734,000		Mid-America Apartments LP	3.600	06/01/27	8,615
	11,100,000		Mid-America Apartments LP	2.750	03/15/30	11,959
	5,400,000		Mid-America Apartments LP	1.700	02/15/31	5,313
	5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,709
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,853
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	3,242
EUR	360,000		ProLogis Euro Finance LLC	0.375	02/06/28	424
	350,000		ProLogis LP	3.000	06/02/26	475
	$7,225,000		Regency Centers LP	3.900	11/01/25	7,876
	4,750,000		Regency Centers LP	3.600	02/01/27	5,138
	5,500,000		Regency Centers LP	2.950	09/15/29	5,694
	5,700,000		Retail Properties of America, Inc	4.750	09/15/30	5,707
	2,968,000		SITE Centers Corp	3.625	02/01/25	3,032
	350,000		SITE Centers Corp	4.700	06/01/27	369
	775,000	g	VICI Properties LP	3.500	02/15/25	767
	1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,199
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,954
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,226
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	4,143
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,346
			TOTAL REAL ESTATE			313,507

RETAILING - 0.5%
	2,950,000		AutoNation, Inc	3.800	11/15/27	3,224
	6,525,000		AutoZone, Inc	1.650	01/15/31	6,412
	925,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	950
	100,000	g	Camelot Finance S.A.	4.500	11/01/26	102
	600,000		CDW LLC	3.250	02/15/29	598
	550,000	g	Group 1 Automotive, Inc	4.000	08/15/28	540
	8,850,000		Home Depot, Inc	2.000	04/01/21	8,915
	350,000		JD.com, Inc	3.375	01/14/30	379
	525,000	g	L Brands, Inc	6.875	07/01/25	567
	200,000	g	L Brands, Inc	9.375	07/01/25	230
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)
	$925,000	g	L Brands, Inc		6.625%	10/01/30	$941
	875,000	g	Lithia Motors, Inc		4.625	12/15/27	903
	1,950,000	g,h	Lithia Motors, Inc		4.375	01/15/31	1,950
	151,000	g	Macy’s, Inc		8.375	06/15/25	156
	5,100,000		O’Reilly Automotive, Inc		3.550	03/15/26	5,761
	6,875,000		O’Reilly Automotive, Inc		3.600	09/01/27	7,817
	4,075,000		O’Reilly Automotive, Inc		4.200	04/01/30	4,895
	2,700,000		O’Reilly Automotive, Inc		1.750	03/15/31	2,667
	1,500,000	g	PetSmart, Inc		5.875	06/01/25	1,535
	900,000	g	PetSmart, Inc		8.875	06/01/25	934
	2,775,000	g	Prosus NV		3.680	01/21/30	2,992
	3,000,000	g	Staples, Inc		7.500	04/15/26	2,764
	4,500,000		Target Corp		3.375	04/15/29	5,229
	13,275,000		Target Corp		2.350	02/15/30	14,404
	1,350,000		Target Corp		2.650	09/15/30	1,510
			TOTAL RETAILING				76,375

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
	12,025,000		Broadcom, Inc		4.150	11/15/30	13,500
	15,640,000		Intel Corp		2.875	05/11/24	16,904
	4,800,000		Intel Corp		2.600	05/19/26	5,280
	7,325,000		Intel Corp		3.750	03/25/27	8,578
	2,500,000		Intel Corp		3.734	12/08/47	2,979
	2,875,000		Lam Research Corp		3.750	03/15/26	3,298
	3,275,000		Lam Research Corp		4.000	03/15/29	3,922
	1,100,000		Lam Research Corp		1.900	06/15/30	1,139
	8,075,000		Lam Research Corp		2.875	06/15/50	8,340
	5,250,000	g	NXP BV		4.875	03/01/24	5,903
	5,725,000	g	NXP BV		3.875	06/18/26	6,414
	2,450,000	g	NXP BV		3.400	05/01/30	2,680
	3,475,000		Texas Instruments, Inc		2.625	05/15/24	3,731
	2,500,000		Texas Instruments, Inc		2.250	09/04/29	2,680
	3,100,000		Texas Instruments, Inc		4.150	05/15/48	4,045
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				89,393

SOFTWARE & SERVICES - 1.1%
	10,050,000		Adobe, Inc		2.300	02/01/30	10,838
	2,800,000		Baidu, Inc		2.875	07/06/22	2,880
	1,725,000		Baidu, Inc		4.375	05/14/24	1,890
	275,000	g	Black Knight InfoServ LLC		3.625	09/01/28	278
GBP	150,000		Fidelity National Information Services, Inc		1.700	06/30/22	197
EUR	375,000		Fidelity National Information Services, Inc		1.100	07/15/24	455
	$3,750,000		Fidelity National Information Services, Inc		3.750	05/21/29	4,410
	14,800,000		Fiserv, Inc		2.750	07/01/24	15,822
	23,750,000		Fiserv, Inc		3.500	07/01/29	27,031
	900,000	g	Gartner, Inc		3.750	10/01/30	910
	4,725,000		Global Payments, Inc		2.650	02/15/25	5,014
	10,275,000		Global Payments, Inc		3.200	08/15/29	11,208
	20,825,000		International Business Machines Corp		1.950	05/15/30	21,437
EUR	400,000		International Business Machines Corp		0.650	02/11/32	469
	$26,300,000		Microsoft Corp		2.400	08/08/26	28,649
	2,355,000		Microsoft Corp		4.100	02/06/37	3,055
	5,850,000		Microsoft Corp		3.700	08/08/46	7,341
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$1,395,000		Microsoft Corp	2.525%	06/01/50	$1,455
	550,000	g	Open Text Holdings, Inc	4.125	02/15/30	566
	175,000	g	Presidio Holdings, Inc	4.875	02/01/27	177
	2,425,000		salesforce.com, Inc	3.700	04/11/28	2,858
	7,075,000		Visa, Inc	2.050	04/15/30	7,561
	1,800,000		Visa, Inc	2.700	04/15/40	1,943
			TOTAL SOFTWARE & SERVICES			156,444

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
	7,025,000		Amphenol Corp	2.800	02/15/30	7,685
EUR	675,000		Amphenol Technologies Holding GmbH	2.000	10/08/28	877
	$8,075,000		Apple, Inc	2.450	08/04/26	8,797
	36,100,000		Apple, Inc	2.050	09/11/26	38,588
EUR	750,000		Apple, Inc	1.375	05/24/29	973
	$4,525,000		Apple, Inc	4.650	02/23/46	6,301
	19,975,000		Broadcom Corp	3.875	01/15/27	22,150
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	20,023
	2,075,000		Corning, Inc	4.375	11/15/57	2,527
	3,290,000	g	Dell International LLC	4.420	06/15/21	3,368
	7,050,000	g	Dell International LLC	5.300	10/01/29	8,076
	3,645,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	3,640
	2,425,000	g	NCR Corp	5.000	10/01/28	2,422
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,883
	2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,441
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			134,751

TELECOMMUNICATION SERVICES - 2.8%
	4,936,000		AT&T, Inc	3.000	06/30/22	5,131
	4,045,000		AT&T, Inc	2.950	07/15/26	4,417
	7,500,000		AT&T, Inc	3.800	02/15/27	8,455
	50,870,000		AT&T, Inc	4.350	03/01/29	59,709
EUR	500,000		AT&T, Inc	2.350	09/05/29	659
	$22,355,000		AT&T, Inc	4.300	02/15/30	26,467
	9,000,000		AT&T, Inc	4.500	05/15/35	10,616
	26,407,000		AT&T, Inc	4.500	03/09/48	30,148
	14,730,000		AT&T, Inc	3.650	06/01/51	14,867
	15,575,000		AT&T, Inc	3.300	02/01/52	14,493
	12,870,000	g	AT&T, Inc	3.550	09/15/55	12,311
	5,127,000	g	AT&T, Inc	3.650	09/15/59	4,951
	1,875,000	g	Avaya, Inc	6.125	09/15/28	1,915
	2,000,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	2,156
	2,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,112
	3,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	3,116
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	6,211
	1,325,000	g	Front Range BidCo, Inc	4.000	03/01/27	1,304
	4,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	4,438
	698,000	o	Oi S.A.	10.000	07/27/25	675
	3,950,000		Orange S.A.	5.375	01/13/42	5,550
	3,800,000		Rogers Communications, Inc	3.700	11/15/49	4,243
	1,525,000	g	Switch Ltd	3.750	09/15/28	1,540
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,416
	32,175,000	g	T-Mobile USA, Inc	3.875	04/15/30	36,584
	21,500,000	g	T-Mobile USA, Inc	2.550	02/15/31	22,276
	2,525,000	g,h	T-Mobile USA, Inc	3.000	02/15/41	2,493
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,350,000	g	T-Mobile USA, Inc	4.500%	04/15/50	$2,825
	2,400,000	g	Turk Telekomunikasyon AS.	6.875	02/28/25	2,449
	577,000		Verizon Communications, Inc	3.376	02/15/25	642
EUR	400,000		Verizon Communications, Inc	1.375	10/27/26	500
	$3,000,000		Verizon Communications, Inc	4.125	03/16/27	3,540
	6,600,000		Verizon Communications, Inc	3.875	02/08/29	7,799
EUR	400,000		Verizon Communications, Inc	1.875	10/26/29	521
	$10,000,000		Verizon Communications, Inc	4.016	12/03/29	11,978
	39,589,000		Verizon Communications, Inc	3.150	03/22/30	44,707
	30,220,000		Verizon Communications, Inc	4.272	01/15/36	37,221
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	435
	$10,000,000		Verizon Communications, Inc	4.000	03/22/50	12,282
	8,700,000		Vodafone Group plc	4.375	05/30/28	10,296
	7,000,000		Vodafone Group plc	4.250	09/17/50	8,119
			TOTAL TELECOMMUNICATION SERVICES			432,567

TRANSPORTATION - 0.9%
	4,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	4,823
	2,000,000	g	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	2,007
EUR	400,000		Airbus SE	1.625	06/09/30	481
	$9,850,000		Boeing Co	2.950	02/01/30	9,526
	3,352,000		Boeing Co	3.250	02/01/35	3,148
	1,575,000		Boeing Co	3.750	02/01/50	1,441
	5,175,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	5,622
	3,700,000		Canadian Pacific Railway Co	2.050	03/05/30	3,855
	2,040,000		CSX Corp	2.600	11/01/26	2,223
	7,125,000		CSX Corp	3.250	06/01/27	8,053
	3,500,000		CSX Corp	3.800	03/01/28	4,082
	23,495,000		CSX Corp	4.250	03/15/29	28,289
	10,650,000		CSX Corp	2.400	02/15/30	11,402
	9,250,000		Delta Air Lines, Inc	2.900	10/28/24	8,233
	2,150,000	g	Delta Air Lines, Inc	7.000	05/01/25	2,360
	1,275,000	g	Delta Air Lines, Inc	4.500	10/20/25	1,308
	4,575,000		Delta Air Lines, Inc	3.750	10/28/29	3,900
	1,450,000	g	DP World Ltd	5.625	09/25/48	1,653
EUR	400,000		FedEx Corp	1.000	01/11/23	478
	325,000		FedEx Corp	1.625	01/11/27	408
	$22,172,000		FedEx Corp	3.100	08/05/29	24,616
	1,600,000		Indian Railway Finance Corp Ltd	3.730	03/29/24	1,683
	1,975,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	1,978
	1,350,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	1,490
	1,175,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	1,223
	225,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	238
	6,150,000		Union Pacific Corp	3.950	09/10/28	7,250
	6,125,000		Union Pacific Corp	3.839	03/20/60	7,103
			TOTAL TRANSPORTATION			148,873

UTILITIES - 3.6%
	1,965,125	g	Adani Transmission Ltd	4.250	05/21/36	1,952
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,856
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,998
	3,475,000		Alabama Power Co	4.150	08/15/44	4,236
	7,000,000		Alabama Power Co	3.450	10/01/49	7,950
	2,500,000		Ameren Corp	3.500	01/15/31	2,856
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,750,000		American Water Capital Corp	3.000%	12/01/26	$2,984
	2,025,000		American Water Capital Corp	2.800	05/01/30	2,216
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,867
	7,175,000		American Water Capital Corp	3.750	09/01/47	8,454
	1,325,000		American Water Capital Corp	3.450	05/01/50	1,482
	6,038,000		Appalachian Power Co	4.450	06/01/45	7,376
	10,375,000	h	Atmos Energy Corp	1.500	01/15/31	10,327
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,453
	6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	7,643
	5,500,000		Baltimore Gas & Electric Co	3.200	09/15/49	5,908
	5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	6,714
	6,225,000		Black Hills Corp	4.250	11/30/23	6,829
	1,575,000		Black Hills Corp	3.150	01/15/27	1,689
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,676
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,712
EUR	350,000		CEZ AS.	0.875	12/02/26	417
	$4,675,000		CMS Energy Corp	3.600	11/15/25	5,223
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	6,015
	8,250,000		Commonwealth Edison Co	3.000	03/01/50	8,798
	3,325,000		Consumers Energy Co	2.500	05/01/60	3,116
	4,125,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	4,384
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,822
	13,775,000		DTE Electric Co	2.250	03/01/30	14,662
	3,250,000		DTE Electric Co	2.950	03/01/50	3,432
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,895
	8,675,000		Duke Energy Corp	2.650	09/01/26	9,388
	5,000,000		Duke Energy Florida LLC	3.400	10/01/46	5,603
	1,438,452		Duke Energy Florida Project Finance LLC	1.731	09/01/22	1,409
	11,425,000		Duke Energy Indiana LLC	2.750	04/01/50	11,675
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,575
EUR	300,000		Electricite de France S.A.	2.000	10/02/30	396
	$3,000,000		Enel Chile S.A.	4.875	06/12/28	3,541
	4,300,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	4,297
	5,700,000		Entergy Corp	2.950	09/01/26	6,293
	3,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,926
	2,050,000		Eversource Energy	0.800	08/15/25	2,039
	7,000,000		Eversource Energy	3.450	01/15/50	7,791
	2,475,000		Exelon Corp	4.050	04/15/30	2,895
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,795
	925,000		Florida Power & Light Co	2.850	04/01/25	1,014
	5,775,000		Florida Power & Light Co	3.990	03/01/49	7,377
	1,000,000	g	Grupo Energia Bogota S.A. ESP	4.875	05/15/30	1,117
	3,600,000		Indiana Michigan Power Co	3.750	07/01/47	4,177
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,733
	4,525,000	g	Israel Electric Corp Ltd	4.250	08/14/28	5,134
	2,850,000	g	Kallpa Generacion SA	4.125	08/16/27	2,978
	3,475,000	g	KazTransGas JSC	4.375	09/26/27	3,739
	3,675,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	3,984
EUR	400,000		Medtronic Global Holdings S.C.A	0.375	10/15/28	471
	$6,975,000		MidAmerican Energy Co	3.650	04/15/29	8,305
	6,150,000		MidAmerican Energy Co	3.650	08/01/48	7,246
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	3,083
	2,625,000	g	Narragansett Electric Co	3.395	04/09/30	2,991
	7,350,000		Nevada Power Co	2.400	05/01/30	7,890
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,335,000		Nevada Power Co	5.450%	05/15/41	$4,495
	5,725,000		NextEra Energy Capital Holdings, Inc	2.750	11/01/29	6,174
	17,000,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	17,692
	7,100,000		NiSource, Inc	3.490	05/15/27	7,909
	10,840,000		NiSource, Inc	3.600	05/01/30	12,344
	13,435,000		NiSource, Inc	1.700	02/15/31	13,189
	3,600,000		Northern States Power Co	2.900	03/01/50	3,845
	6,225,000		Northern States Power Co	2.600	06/01/51	6,303
	1,675,000		NSTAR Electric Co	3.950	04/01/30	2,025
EUR	230,000		NTPC Ltd	2.750	02/01/27	270
	$3,600,000		Ohio Power Co	2.600	04/01/30	3,947
	6,150,000		Ohio Power Co	4.150	04/01/48	7,641
	6,150,000		Ohio Power Co	4.000	06/01/49	7,514
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,757
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,806
	600,000	g	Pattern Energy Operations LP	4.500	08/15/28	623
	2,775,000		PECO Energy Co	3.000	09/15/49	2,955
	3,700,000		PECO Energy Co	2.800	06/15/50	3,828
	1,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,636
	3,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	3,233
	650,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	692
	3,000,000	g	Perusahaan Listrik Negara PT	3.375	02/05/30	3,094
	200,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	220
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,133
	4,300,000		PPL Capital Funding, Inc	3.950	03/15/24	4,721
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,038
	2,925,000	g	Promigas S.A. ESP	3.750	10/16/29	2,867
	9,725,000		PSEG Power LLC	3.850	06/01/23	10,462
	1,900,000	g	PTTEP Treasury Center Co Ltd	2.587	06/10/27	1,959
	3,000,000		Public Service Co of Colorado	4.050	09/15/49	3,787
	4,450,000		Public Service Co of Colorado	3.200	03/01/50	5,050
	7,970,000		Public Service Electric & Gas Co	3.150	01/01/50	8,995
	7,775,000		Public Service Electric & Gas Co	2.700	05/01/50	8,098
	5,450,000		Public Service Enterprise Group, Inc	0.800	08/15/25	5,413
	20,000,000		Southern Co	4.000	01/15/51	20,055
	8,475,000		Southern Co Gas Capital Corp	3.875	11/15/25	9,513
	2,125,000		Southern Co Gas Capital Corp	4.400	06/01/43	2,522
	2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	2,233
	8,250,000		Southern Power Co	2.500	12/15/21	8,444
	7,825,000		Southern Power Co	4.150	12/01/25	8,971
	2,440,000		Southwestern Public Service Co	3.400	08/15/46	2,691
	350,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	351
	3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,771
	3,250,000		Virginia Electric & Power Co	2.950	11/15/26	3,616
	3,250,000		Virginia Electric & Power Co	3.500	03/15/27	3,697
	12,379,000		Virginia Electric & Power Co	3.800	04/01/28	14,545
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,813
	2,975,000		Xcel Energy, Inc	3.350	12/01/26	3,351
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,611
			TOTAL UTILITIES			544,703

			TOTAL CORPORATE BONDS			6,039,819
			(Cost $5,631,205)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
GOVERNMENT BONDS - 37.9%

AGENCY SECURITIES - 1.0%
	$2,480,094		AMAL Ltd	3.465%	08/21/21	$2,519
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,587
	3,516,000		Canal Barge Co, Inc	4.500	11/12/34	4,084
	7,742,813		DY9 Leasing LLC	2.372	03/19/27	8,163
	2,942,286		Export Lease Ten Co LLC	1.650	05/07/25	3,015
	809,194		Helios Leasing I LLC	2.018	05/29/24	829
	8,759,746		Helios Leasing II LLC	2.668	03/18/25	9,194
	9,819,177		HNA LLC	2.291	06/30/27	10,367
	10,890,000		Lutheran Medical Center	1.982	02/20/30	11,328
	2,408,609		MSN 41079 and 41084 Ltd	1.631	12/14/24	2,465
	11,142,857		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	13,018
	2,254,516		Premier Aircraft Leasing	3.576	02/06/22	2,300
	24,000,000	g	Private Export Funding Corp (PEFCO)	3.266	11/08/21	24,734
	25,747,000		PEFCO	2.050	11/15/22	26,719
	8,225,000		PEFCO	1.750	11/15/24	8,670
	3,000,000	g	Reliance Industries Ltd	3.667	11/30/27	3,293
	2,249,060		Santa Rosa Leasing LLC	1.693	08/15/24	2,298
	11,415,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	11,547
	5,730,552		Windermere Aviation LLC	2.351	05/27/26	6,016
			TOTAL AGENCY SECURITIES			153,146

FOREIGN GOVERNMENT BONDS - 5.1%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	4,395
	2,000,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	2,137
	5,400,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	5,776
	750,000	g	Abu Dhabi Government International Bond	2.700	09/02/70	726
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,576
	34,039		Argentine Republic Government International Bond	1.000	07/09/29	16
	979,700		Argentine Republic Government International Bond (Step Bond)	0.125	07/09/30	409
AUD	400,000		Australia Government International Bond	2.250	05/21/28	321
	$3,000,000	g	Bahrain Government International Bond	5.450	09/16/32	2,850
	3,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	3,131
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,778
	2,500,000	g	Bermuda Government International Bond	4.750	02/15/29	2,982
	1,375,000	g	Bermuda Government International Bond	2.375	08/20/30	1,390
	17,400,000	g	BNG Bank NV	3.000	09/20/23	18,757
	3,120,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	3,202
	2,225,000		Brazilian Government International Bond	3.875	06/12/30	2,223
	5,700,000		Brazilian Government International Bond	5.625	02/21/47	6,185
EUR	1,450,000		Bundesrepublik Deutschland Bundesanleihe	0.000	02/15/30	1,790
	$4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	4,085
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	505
CAD	1,300,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,043
	1,550,000		Canadian Government International Bond	1.500	02/01/22	1,184
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,236
	$3,050,000		Chile Government International Bond	2.550	01/27/32	3,218
CNY	9,700,000		China Government International Bond	2.940	10/17/24	1,425
	47,400,000		China Government International Bond	3.120	12/05/26	6,966
	18,900,000		China Government International Bond	3.860	07/22/49	2,771
	10,000,000		China Government International Bond	3.390	03/16/50	1,343
NOK	7,000,000		City of Oslo Norway	2.050	10/31/24	786
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$7,650,000		Colombia Government International Bond	3.000%	01/30/30	$7,772
	625,000		Colombia Government International Bond	3.125	04/15/31	641
	2,100,000		Colombia Government International Bond	5.000	06/15/45	2,447
	1,850,000	g	Corp Financiera de Desarrollo S.A.	2.400	09/28/27	1,866
	4,100,000	g	Costa Rica Government International Bond	5.625	04/30/43	3,378
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	20,724
	16,400,000	g	CPPIB Capital, Inc	2.750	11/02/27	18,675
CZK	18,000,000		Czech Republic Government International Bond	0.450	10/25/23	784
DKK	5,800,000	g	Denmark Government International Bond	0.500	11/15/29	991
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	830
	8,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	139
	$4,500,000	g	Dominican Republic Government International Bond	4.875	09/23/32	4,475
	2,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	2,023
	24,960	g	Ecuador Government International Bond	0.000	07/31/30	12
	75,600	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	51
	198,120	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	109
	90,800	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/40	45
	1,725,000	g	Egypt Government International Bond	5.577	02/21/23	1,770
	500,000	g	Egypt Government International Bond	4.550	11/20/23	499
	425,000	g	Egypt Government International Bond	5.750	05/29/24	434
EGP	19,025,000		Egypt Government International Bond	15.900	07/02/24	1,255
	$325,000	g	Egypt Government International Bond	5.250	10/06/25	324
	725,000	g	Egypt Government International Bond	7.600	03/01/29	743
EUR	1,100,000	g	Egypt Government International Bond	5.625	04/16/30	1,165
	700,000	g	Egypt Government International Bond	6.375	04/11/31	761
	$2,700,000	g	Egypt Government International Bond	8.500	01/31/47	2,610
	1,445,000	g	El Salvador Government International Bond	7.125	01/20/50	1,125
	10,000,000		European Investment Bank	2.500	04/15/21	10,123
	3,500,000		European Investment Bank	4.875	02/15/36	5,278
	4,000,000	g	Export-Import Bank of India	3.875	02/01/28	4,195
	2,800,000		Export-Import Bank of Korea	0.750	09/21/25	2,792
	3,350,000		Export-Import Bank of Korea	1.250	09/21/30	3,297
EUR	3,000,000		French Republic Government Bond OAT	0.500	05/25/25	3,700
	2,650,000		French Republic Government Bond OAT	0.750	11/25/28	3,403
	1,820,000		French Republic Government Bond OAT	1.250	05/25/34	2,521
	1,200,000	g	French Republic Government Bond OAT	2.000	05/25/48	2,021
	860,000	g	French Republic Government Bond OAT	0.750	05/25/52	1,100
	$2,325,000	g	Ghana Government International Bond	8.125	03/26/32	2,034
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	840
	3,600,000	g	Guatemala Government International Bond	4.500	05/03/26	3,857
	450,000	g	Guatemala Government International Bond	4.375	06/05/27	481
	200,000	g	Guatemala Government International Bond	5.375	04/24/32	229
	600,000	g	Guatemala Government International Bond	6.125	06/01/50	716
EUR	2,725,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	3,442
	1,500,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	2,183
	1,650,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	2,019
	$3,625,000	g	Honduras Government International Bond	6.250	01/19/27	3,966
	350,000	g	Honduras Government International Bond	5.625	06/24/30	374
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	2,113
IDR	7,750,000,000		Indonesia Treasury Bond	8.125	05/15/24	563
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
IDR	28,000,000,000		Indonesia Treasury Bond	7.000%	09/15/30	$1,888
	19,350,000,000		Indonesia Treasury Bond	7.500	05/15/38	1,288
AUD	500,000		Inter-American Development Bank	4.750	08/27/24	417
	900,000		Inter-American Development Bank	2.750	10/30/25	714
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	938
NZD	941,000		International Bank for Reconstruction & Development	3.375	01/25/22	648
AUD	400,000		International Bank for Reconstruction & Development	2.200	02/27/24	303
CAD	1,300,000		International Bank for Reconstruction & Development	1.900	01/16/25	1,030
	$1,921,875	g	Iraq Government International Bond	5.800	01/15/28	1,713
	6,200,000		Israel Government International Bond	3.250	01/17/28	7,064
ILS	3,100,000		Israel Government International Bond	5.500	01/31/42	1,576
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,338
	$4,375,000		Israel Government International Bond	4.125	01/17/48	5,535
EUR	1,250,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	1,469
	3,500,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	4,408
	3,345,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,116
	1,225,000		Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	1,791
	1,550,000		Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	2,690
	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,059
	$1,909,000	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,766
	2,850,000		Jamaica Government International Bond	7.875	07/28/45	3,607
	6,000,000		Japan Bank for International Cooperation	2.375	04/20/26	6,550
	2,700,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,716
	4,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	4,035
	6,650,000	g	Japan Finance Organization for Municipalities	3.375	09/27/23	7,200
JPY	113,000,000		Japan Finance Organization for Municipalities	0.450	03/14/25	1,093
	$2,500,000	g	Japan Finance Organization for Municipalities	1.000	05/21/25	2,533
JPY	103,000,000		Japan Finance Organization for Municipalities	0.484	06/13/25	998
	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,328
	76,000,000		Japan Government Five Year Bond	0.100	06/20/23	725
	440,000,000		Japan Government Ten Year Bond	0.100	09/20/26	4,222
	369,000,000		Japan Government Ten Year Bond	0.100	12/20/26	3,543
	122,000,000		Japan Government Ten Year Bond	0.100	06/20/29	1,169
	162,000,000		Japan Government Ten Year Bond	0.100	12/20/29	1,550
	350,000,000		Japan Government Thirty Year Bond	2.400	11/20/31	4,165
	350,000,000		Japan Government Thirty Year Bond	2.300	05/20/32	4,154
	418,000,000		Japan Government Thirty Year Bond	2.500	09/20/34	5,207
	450,000,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,231
	530,000,000		Japan Government Twenty Year Bond	1.900	03/22/21	5,073
	93,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	923
	219,000,000		Japan Government Twenty Year Bond	0.500	12/20/38	2,124
	153,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,428
	379,000,000		Japan Government Two Year Bond	0.100	03/01/22	3,607
	$2,500,000	g	Jordan Government International Bond	4.950	07/07/25	2,490
	1,000,000	g	Jordan Government International Bond	5.750	01/31/27	1,000
	1,525,000	g	Kenya Government International Bond	6.875	06/24/24	1,549
	2,350,000	g	Kenya Government International Bond	7.000	05/22/27	2,304
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)
EUR	1,875,000	g	Kingdom of Belgium Government International Bond		0.000%	10/22/27	$2,271
	1,080,000		Kingdom of Belgium Government International Bond		1.250	04/22/33	1,491
	$1,925,000	g	Kommunalbanken AS.		1.375	10/26/20	1,926
	3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,768
	5,000,000	g	Kommunalbanken AS.		2.250	01/25/22	5,130
	2,600,000	g	Kommunalbanken AS.		2.750	02/05/24	2,805
EUR	500,000		Kommunalbanken AS.		0.625	04/20/26	617
	$3,000,000	g	Kommunalbanken AS.		1.125	06/14/30	3,041
	4,500,000	g	Kommuninvest I Sverige AB		2.250	05/29/21	4,558
	2,833,000	g	Kommuninvest I Sverige AB		2.625	09/15/22	2,961
	1,200,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	0.799	03/12/21	1,201
	6,975,000	g	Korea Electric Power Corp		1.125	06/15/25	7,009
	2,675,000	g	Korea Housing Finance Corp		2.000	10/11/21	2,711
	5,775,000	g	Korea Housing Finance Corp		3.000	10/31/22	6,046
KRW	4,630,000,000		Korea Treasury Bond		1.375	09/10/21	3,986
	1,220,000,000		Korea Treasury Bond		1.875	03/10/22	1,060
	1,270,000,000		Korea Treasury Bond		1.500	03/10/25	1,105
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,561
	2,380,000,000		Korea Treasury Bond		2.375	09/10/38	2,284
	$45,000,000		Kreditanstalt fuer Wiederaufbau		2.750	10/01/20	45,000
	18,750,000		Kreditanstalt fuer Wiederaufbau		2.625	01/25/22	19,344
	5,750,000	g	Kuwait Government International Bond		2.750	03/20/22	5,903
	1,750,000	†,q	Lebanon Government International Bond		6.750	11/29/27	275
	5,250,000	g	Lithuania Government International Bond		6.625	02/01/22	5,666
MYR	3,100,000		Malaysia Government International Bond		4.893	06/08/38	881
MXN	23,500,000		Mexican Bonos		5.750	03/05/26	1,088
	14,300,000		Mexican Bonos		7.750	05/29/31	729
	$3,000,000		Mexico Government International Bond		4.150	03/28/27	3,333
	6,250,000		Mexico Government International Bond		3.250	04/16/30	6,378
	6,051,000		Mexico Government International Bond		6.050	01/11/40	7,566
	3,000,000	g	Mongolia Government International Bond		5.125	12/05/22	3,059
EUR	900,000	g	Morocco Government International Bond		1.500	11/27/31	991
	$5,750,000	g	Morocco Government International Bond		5.500	12/11/42	7,136
	3,075,000	g	Namibia Government International Bond		5.250	10/29/25	3,048
	4,500,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	4,593
	5,000,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	5,123
	4,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	4,243
EUR	400,000	g	Netherlands Government International Bond		2.750	01/15/47	823
AUD	500,000		New South Wales Treasury Corp		4.000	05/20/26	426
NZD	1,450,000		New Zealand Government International Bond		2.750	04/15/25	1,077
	1,350,000		New Zealand Government International Bond		3.000	04/20/29	1,090
	$4,600,000	g	Nigeria Government International Bond		6.500	11/28/27	4,377
EUR	850,000	g	North Macedonia Government International Bond		3.675	06/03/26	1,067
NOK	36,880,000	g	Norway Government International Bond		1.375	08/19/30	4,239
	$1,500,000	g	Oman Government International Bond		6.000	08/01/29	1,381
	21,300,000	g	OMERS Finance Trust		2.500	05/02/24	22,783
	15,000,000	g	Ontario Teachers’ Finance Trust		1.625	09/12/24	15,606
	4,000,000		Panama Government International Bond		4.300	04/29/53	4,915
	6,455,000	g	Panama Notas del Tesoro		3.750	04/17/26	6,896
	1,650,000	g	Paraguay Government International Bond		4.700	03/27/27	1,870
	925,000	g	Paraguay Government International Bond		5.400	03/30/50	1,120
	4,275,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	4,695
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$9,350,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400%	03/01/28	$10,676
	4,475,000		Peruvian Government International Bond	4.125	08/25/27	5,219
PEN	14,725,000	g	Peruvian Government International Bond	5.400	08/12/34	4,273
	$364,584	g	Petroamazonas EP	4.625	12/06/21	324
EUR	900,000	g	Portugal Obrigacoes do Tesouro OT	0.700	10/15/27	1,108
	1,525,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	2,069
CAD	650,000		Province of Quebec Canada	2.750	09/01/27	547
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	9,201
	2,000,000	†,g	Provincia de Mendoza Argentina	8.375	05/19/24	1,300
	1,375,000	g	Qatar Government International Bond	3.400	04/16/25	1,507
	2,050,000	g	Qatar Government International Bond	3.750	04/16/30	2,375
	1,400,000	g	Republic of Belarus Government International Bond	7.625	06/29/27	1,363
	1,000,000		Republic of Italy Government International Bond	2.375	10/17/24	1,040
	8,000,000		Republic of Italy Government International Bond	4.000	10/17/49	8,580
	2,000,000	g	Republic of Paraguay	6.100	08/11/44	2,579
PLN	3,555,000		Republic of Poland Government International Bond	2.500	04/25/24	992
	6,825,000		Republic of Poland Government International Bond	3.250	07/25/25	1,987
	2,825,000		Republic of Poland Government International Bond	2.750	10/25/29	824
	$2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,440
	3,225,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	3,386
	3,000,000	g	Romanian Government International Bond	3.000	02/14/31	3,079
EUR	600,000	g	Romanian Government International Bond	2.000	01/28/32	692
RUB	72,000,000		Russian Federal Bond-OFZ	4.500	07/16/25	897
	$500,000	g	Saudi Government International Bond	2.500	02/03/27	521
	6,775,000	g	Saudi Government International Bond	4.500	04/17/30	8,097
	3,500,000	g	Saudi Government International Bond	3.750	01/21/55	3,786
EUR	1,000,000		Senegal Government International Bond	4.750	03/13/28	1,131
	$2,000,000	g	Senegal Government International Bond	6.750	03/13/48	1,893
EUR	1,250,000	g	Serbia Government International Bond	1.500	06/26/29	1,411
RSD	96,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,117
	31,700,000		Serbia Treasury Bonds	4.500	08/20/32	334
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,278
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	842
	15,100,000		South Africa Government International Bond	8.750	01/31/44	695
	$3,850,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	4,377
EUR	2,550,000	g	Spain Government International Bond	2.750	10/31/24	3,368
	845,000		Spain Government International Bond	1.400	07/30/28	1,097
	1,475,000	g	Spain Government International Bond	0.600	10/31/29	1,800
	2,350,000	g	Spain Government International Bond	1.200	10/31/40	2,948
	$550,000	g	Sri Lanka Government International Bond	6.850	03/14/24	401
	1,000,000	g	Sri Lanka Government International Bond	6.825	07/18/26	699
	3,700,000		State of Israel	3.375	01/15/50	4,097
	5,280,000		Svensk Exportkredit AB	1.625	11/14/22	5,423
	9,590,000		Svensk Exportkredit AB	1.750	12/12/23	10,007
THB	48,800,000		Thailand Government International Bond	3.300	06/17/38	1,861
UAH	25,000,000		Ukraine Government International Bond	17.000	05/11/22	957
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	1,140
	5,400,000	g	Ukraine Government International Bond	4.375	01/27/30	5,156
GBP	1,800,000		United Kingdom Gilt	0.500	07/22/22	2,345
	3,050,000		United Kingdom Gilt	1.625	10/22/28	4,420
	2,450,000		United Kingdom Gilt	4.750	12/07/30	4,601
	2,450,000		United Kingdom Gilt	1.750	09/07/37	3,730
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)
GBP	900,000		United Kingdom Gilt		1.500%	07/22/47	$1,368
	775,000		United Kingdom Gilt		1.625	10/22/54	1,263
UYU	21,800,000	g	Uruguay Government International Bond		8.500	03/15/28	531
	$4,357,410		Uruguay Government International Bond		4.375	01/23/31	5,180
AUD	2,735,000		Western Australian Treasury Corp		2.750	07/24/29	2,243
			TOTAL FOREIGN GOVERNMENT BONDS				758,203

MORTGAGE BACKED - 21.1%
	$7,732,106		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	8,631
	19,136,169		FHLMC		3.500	08/15/43	19,748
	11,018,528		FHLMC		3.500	03/15/44	12,077
	9,229,837	i	FHLMC	LIBOR 1 M + 5.920%	5.768	03/15/44	1,761
	28,815,641		FHLMC		4.000	10/01/47	31,894
	26,924,883		FHLMC		4.000	06/01/48	29,460
	17,769,288	i	FHLMC	LIBOR 1 M + 9.920%	9.676	06/15/48	22,331
	16,272,853		FHLMC		4.000	07/01/48	17,901
	23,125,255		FHLMC		3.000	09/01/48	24,313
	14,388,863	i	FHLMC	LIBOR 1 M + 9.840%	9.596	10/15/48	18,301
	35,330,968		FHLMC		3.000	11/01/49	37,582
	2,734		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	05/01/23	3
	18,376		FGLMC		8.000	01/01/31	19
	4,849		FGLMC		7.000	01/01/32	5
	415,766		FGLMC		4.500	07/01/33	458
	2,885,056		FGLMC		7.000	12/01/33	3,377
	782,035		FGLMC		4.500	10/01/34	862
	547,827		FGLMC		4.500	04/01/35	604
	784,536		FGLMC		7.000	05/01/35	910
	2,375,379		FGLMC		5.000	06/01/36	2,733
	874,966		FGLMC		5.000	07/01/39	1,008
	117,109		FGLMC		4.500	12/01/43	131
	76,457		FGLMC		4.500	02/01/44	85
	2,974,857		FGLMC		4.500	10/01/44	3,322
	1,112,359		FGLMC		4.500	11/01/44	1,242
	1,852,636		FGLMC		4.500	11/01/44	2,068
	781,448		FGLMC		4.500	12/01/44	859
	1,177,907		FGLMC		4.500	12/01/44	1,315
	5,368,302		FGLMC		3.500	04/01/45	5,935
	816,764		FGLMC		4.500	05/01/45	876
	25,949,603		FGLMC		3.500	08/01/45	28,877
	43,652,284		FGLMC		3.500	10/01/45	48,151
	25,533,255		FGLMC		4.000	12/01/45	28,375
	66,363,407		FGLMC		3.500	08/01/46	73,127
	90,407,560		FGLMC		3.000	01/01/47	95,217
	72,039,484		FGLMC		3.000	02/01/47	75,560
	2,551,759		FGLMC		4.500	06/01/47	2,848
	5,188,800		FGLMC		4.000	09/01/47	5,687
	5,110,032		FGLMC		3.500	12/01/47	5,599
	26,018,191		FGLMC		3.500	03/01/48	28,447
	28,985,327		FGLMC		4.000	03/01/48	32,261
	14,175,313		FGLMC		4.000	07/01/48	15,597
	21,407,951		FGLMC		4.500	08/01/48	23,674
	10,044,886		FGLMC		4.500	10/01/48	11,214
	13,700,262		FGLMC		3.500	11/01/48	15,104
	26,688		Federal National Mortgage Association (FNMA)		8.000	07/01/24	29
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$7,144		FNMA		9.000%	11/01/25	$8
4,832,196		FNMA		3.500	05/01/32	5,154
34,425,791		FNMA		3.000	10/01/32	36,118
24,000,000	h	FNMA		2.500	10/25/32	25,057
433,143		FNMA		4.500	10/01/33	478
757,704		FNMA		4.500	05/01/35	833
4,888,606		FNMA		5.000	05/01/35	5,619
2,217,570		FNMA		5.000	10/01/35	2,552
91,000,000	h	FNMA		2.000	10/25/35	94,555
1,863,925		FNMA		5.000	02/01/36	2,144
4,111,142		FNMA		5.500	11/01/38	4,775
3,646,246		FNMA		3.000	10/01/39	3,818
30,493,243		FNMA		3.000	05/01/40	32,003
4,238,302		FNMA		5.000	09/01/40	4,882
6,311,801		FNMA		5.000	05/01/41	7,272
22,213,080		FNMA		4.000	09/01/42	24,337
12,186,705		FNMA		3.500	04/01/43	13,439
5,683,812		FNMA		3.000	04/25/43	5,971
10,886,448		FNMA		3.500	09/01/43	12,005
11,103,479	i	FNMA	LIBOR 1 M + 5.950%	5.802	09/25/43	2,487
5,435,441		FNMA		4.000	01/01/44	6,052
8,965,172		FNMA		4.500	03/01/44	10,123
5,409,125		FNMA		4.500	06/01/44	6,043
5,606,324		FNMA		4.500	10/01/44	6,264
10,021,555		FNMA		4.500	11/01/44	11,183
3,374,986		FNMA		5.000	11/01/44	3,879
3,358,108		FNMA		4.500	12/01/44	3,752
4,323,951		FNMA		4.000	01/01/45	4,727
29,756,628		FNMA		3.000	02/25/45	31,181
6,236,016		FNMA		3.000	02/25/45	6,422
489,648		FNMA		3.500	03/01/45	541
361,534		FNMA		3.500	03/01/45	400
1,200,494		FNMA		4.500	03/01/45	1,341
8,622,571		FNMA		3.000	03/25/45	8,935
510,762		FNMA		4.500	04/01/45	571
25,161,434		FNMA		3.500	04/25/45	26,251
11,926,559		FNMA		3.500	05/01/45	13,268
6,335,589		FNMA		4.000	06/01/45	6,990
9,846,906		FNMA		4.000	12/01/45	10,957
46,846,924		FNMA		3.000	12/25/45	48,745
15,896,020		FNMA		3.500	01/01/46	17,530
28,651,935		FNMA		4.000	01/01/46	31,910
816,327		FNMA		4.000	03/01/46	900
14,272,607		FNMA		3.500	06/01/46	15,740
15,501,867		FNMA		3.500	07/01/46	17,096
27,249,896		FNMA		3.500	07/01/46	30,030
5,656,218		FNMA		3.000	10/01/46	5,828
16,171,782		FNMA		3.500	10/01/46	17,835
23,742,114		FNMA		3.000	11/01/46	24,957
29,724,429		FNMA		3.500	12/01/46	31,522
86,740,634		FNMA		3.500	01/01/47	91,832
6,643,659		FNMA		3.000	04/25/47	7,133
7,312,440		FNMA		4.500	05/01/47	8,199
2,625,447		FNMA		3.500	08/01/47	2,807
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,870,841		FNMA	3.500%	09/01/47	$3,060
9,382,958		FNMA	4.000	09/01/47	10,064
530,528		FNMA	4.000	09/01/47	568
1,369,584		FNMA	3.000	11/01/47	1,412
3,775,949		FNMA	3.000	11/01/47	3,889
11,825,460		FNMA	3.500	11/01/47	13,067
40,525,170		FNMA	4.000	12/01/47	45,110
11,426,141		FNMA	4.000	12/01/47	12,242
26,794,833		FNMA	3.500	01/01/48	29,638
2,828,340		FNMA	3.500	01/01/48	3,111
12,335,787		FNMA	4.500	01/01/48	13,884
8,096,614		FNMA	3.500	02/01/48	8,567
10,472,400		FNMA	4.500	02/01/48	11,781
103,163,219		FNMA	3.000	02/25/48	109,649
11,122,482		FNMA	4.000	03/01/48	12,298
45,286,148		FNMA	4.500	03/01/48	50,843
39,166,474		FNMA	4.000	04/01/48	41,820
6,264,084		FNMA	4.500	05/01/48	6,991
8,421,139		FNMA	4.500	05/01/48	9,454
17,719,643		FNMA	5.000	08/01/48	20,086
12,813,644		FNMA	0.000	11/25/48	11,879
12,813,644		FNMA	3.000	11/25/48	1,428
5,342,325		FNMA	3.000	06/01/49	5,498
5,518,158		FNMA	3.000	08/01/49	6,006
197,000,000	h	FNMA	2.500	10/01/50	206,783
64,000,000	h	FNMA	2.000	10/25/50	66,160
65,000,000	h	FNMA	3.000	10/25/50	68,090
127,000,000	h	FNMA	2.000	11/25/50	130,972
161,000,000	h	FNMA	2.500	11/25/50	168,514
125,000,000		FNMA	3.000	11/25/50	130,972
12,727,822		Government National Mortgage Association (GNMA)	3.700	10/15/33	14,053
359,904		GNMA	5.000	04/15/38	404
375,529		GNMA	6.500	11/20/38	438
59,921		GNMA	4.500	02/20/39	69
1,444,363		GNMA	5.000	06/15/39	1,657
834,904		GNMA	5.000	06/15/39	958
10,693,344		GNMA	3.700	08/15/40	11,540
80,923		GNMA	4.500	08/20/41	91
276,250		GNMA	4.500	09/20/41	318
56,658		GNMA	4.500	01/20/44	65
50,067		GNMA	4.500	02/20/44	58
128,331		GNMA	4.500	05/20/44	148
810,074		GNMA	4.500	05/20/44	932
925,247		GNMA	4.500	08/20/44	1,066
597,586		GNMA	4.500	09/20/44	688
279,517		GNMA	4.500	10/20/44	309
141,321		GNMA	4.500	11/20/44	153
573,718		GNMA	4.500	12/20/44	661
743,226		GNMA	4.500	02/20/45	838
914,777		GNMA	4.500	08/20/45	1,055
921,643		GNMA	4.500	08/20/45	1,063
832,303		GNMA	4.500	12/20/45	959
10,790,837		GNMA	4.000	06/20/46	1,259
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$164,000,000	h	GNMA	3.000%	10/20/46	$171,713
17,256,685		GNMA	3.500	01/20/49	18,905
69,000,000	h	GNMA	2.000	10/20/50	71,674
101,965,000	h	GNMA	2.500	10/20/50	106,665
		TOTAL MORTGAGE BACKED			3,145,604

MUNICIPAL BONDS - 4.2%
14,595,000		Bay Area Toll Authority	3.552	04/01/54	15,650
2,975,000		Chicago Housing Authority	3.682	01/01/25	3,228
245,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	264
1,000,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	1,137
845,000		City & County of San Francisco CA Community Facilities District	3.750	09/01/37	913
2,000,000		City & County of San Francisco CA Community Facilities District	4.000	09/01/48	2,127
8,080,000		City of Austin TX Electric Utility Revenue	2.456	11/15/22	8,438
3,140,000		City of Austin TX Electric Utility Revenue	2.524	11/15/23	3,342
8,025,000		City of Austin TX Electric Utility Revenue	2.574	11/15/24	8,664
4,940,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	5,428
2,775,000		City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,901
1,350,000		City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,461
3,995,000		City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,514
7,470,000		City of New York NY	3.010	08/01/24	8,034
4,870,000		City of New York NY	3.430	12/01/24	5,348
4,940,000		City of New York NY	3.200	12/01/26	5,513
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,696
4,055,000		Commonwealth Financing Authority	3.864	06/01/38	4,662
19,355,000		Commonwealth Financing Authority	3.807	06/01/41	22,003
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,882
1,505,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,524
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,530
2,500,000		County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,617
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,597
2,250,000		County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,390
4,365,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	4,514
2,375,000		County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,557
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,600
3,940,000		County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	4,147
3,750,000		County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	4,092
4,700,000		County of Miami-Dade FL Aviation Revenue	2.529	10/01/30	4,709
3,730,000		County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,934
3,900,000		County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	4,124
9,160,000		County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	9,878
2,000,000		Duke University	3.199	10/01/38	2,170
5,080,000		Illinois Finance Authority	3.944	08/15/47	6,029
1,000,000		Los Angeles County Redevelopment Agency	2.000	09/01/22	1,027
2,350,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,371
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375%	09/01/35	$5,058
2,000,000	Menlo Park City School District	2.969	07/01/38	2,118
2,560,000	Michigan Finance Authority	1.941	11/01/21	2,605
3,000,000	Michigan Finance Authority	2.244	11/01/22	3,112
10,000,000	Michigan Finance Authority	2.862	09/01/49	10,324
14,000,000	Michigan Finance Authority	2.988	09/01/49	15,026
500,000	New Jersey Economic Development Authority	3.700	06/15/21	508
1,110,000	New Jersey Economic Development Authority	3.800	07/01/22	1,136
870,000	New York City Housing Development Corp	3.403	05/01/22	903
750,000	New York City Housing Development Corp	3.453	11/01/22	788
1,360,000	New York City Housing Development Corp	3.523	05/01/23	1,446
1,815,000	New York City Housing Development Corp	3.573	11/01/23	1,953
1,000,000	New York City Housing Development Corp	3.650	05/01/24	1,088
5,680,000	New York State Dormitory Authority	3.998	07/01/39	6,330
10,605,000	New York State Dormitory Authority	4.294	07/01/44	11,815
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,518
5,000,000	New York State Thruway Authority	2.256	01/01/25	5,115
6,460,000	New York State Thruway Authority	2.406	01/01/26	6,629
4,750,000	New York State Thruway Authority	2.500	01/01/27	4,907
855,000	Oklahoma City Economic Development Trust	3.172	09/01/21	875
1,120,000	Oklahoma City Economic Development Trust	3.222	09/01/22	1,175
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	890
2,350,000	Oregon State Lottery	2.505	04/01/24	2,496
2,160,000	Permanent University Fund	2.408	07/01/21	2,195
2,750,000	Permanent University Fund	2.508	07/01/22	2,856
3,250,000	Permanent University Fund	2.708	07/01/24	3,511
2,335,000	Permanent University Fund	2.808	07/01/25	2,566
3,775,000	Permanent University Fund	2.908	07/01/26	4,208
4,000,000	Permanent University Fund	3.008	07/01/27	4,513
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,103
3,400,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	3,662
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,648
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,124
2,075,000	Port of Morrow OR	1.782	09/01/21	2,104
1,910,000	Public Finance Authority	4.269	07/01/40	2,263
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	1,034
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	1,052
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,333
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,923
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,739
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	769
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	999
6,000,000	San Francisco City & County Airport Comm-San Francisco International Airport	3.046	05/01/22	6,186
6,360,000	San Jose Redevelopment Agency	3.375	08/01/34	6,957
351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$335,000	Santa Ana Community Redevelopment Agency Successor Agency	3.346%	09/01/21	$344
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.467	09/01/22	1,419
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	1,463
13,060,000	State of California	4.600	04/01/38	15,555
3,215,000	State of Georgia	2.150	07/01/21	3,263
3,465,000	State of Georgia	1.910	02/01/23	3,600
4,100,000	State of Georgia	2.850	07/01/26	4,272
4,305,000	State of Georgia	2.950	07/01/27	4,478
4,520,000	State of Georgia	3.050	07/01/28	4,692
3,245,000	State of Georgia	3.150	07/01/29	3,374
12,500,000	State of Illinois	2.250	06/15/21	12,430
10,500,000	State of Illinois	3.150	06/15/26	10,283
12,500,000	State of Illinois	3.250	06/15/27	12,167
27,150,000	State of Illinois	5.100	06/01/33	27,438
20,000,000	State of Michigan	1.579	11/01/20	20,023
10,500,000	State of Michigan	1.779	11/01/21	10,672
7,000,000	State of Michigan	1.966	11/01/22	7,215
3,510,000	State of Oregon	1.783	05/01/24	3,670
9,700,000	State of Oregon Department of Administrative Services	4.103	05/01/39	10,927
9,900,000	State of Wisconsin	3.154	05/01/27	11,120
6,000,000	University of California	2.570	05/15/22	6,214
25,860,000	University of California	3.063	07/01/25	28,577
10,230,000	University of California	4.601	05/15/31	12,378
17,045,000	University of California	3.931	05/15/45	20,089
21,000,000	University of Chicago	4.151	10/01/45	21,733
7,620,000	University of Massachusetts Building Authority	3.097	11/01/35	8,126
13,000,000	University of Massachusetts Building Authority	3.434	11/01/40	13,948
20,000,000	University of New Mexico	3.532	06/20/32	21,897
500,000	Utah Municipal Power Agency	2.023	07/01/21	504
1,750,000	Utah Municipal Power Agency	2.262	07/01/22	1,790
1,500,000	Utah Municipal Power Agency	2.512	07/01/23	1,560
2,160,000	Virginia Port Authority	4.228	07/01/36	2,349
390,000	Washington Convention & Sports Authority	3.969	10/01/30	410
	TOTAL MUNICIPAL BONDS			626,555

U.S. TREASURY SECURITIES - 6.5%
42,427,000	United States Treasury Bond	4.500	02/15/36	64,201
4,500,000	United States Treasury Bond	4.750	02/15/37	7,091
22,750,000	United States Treasury Bond	3.500	02/15/39	31,935
11,900,000	United States Treasury Bond	3.875	08/15/40	17,614
19,135,000	United States Treasury Bond	4.375	05/15/41	30,283
16,434,000	United States Treasury Bond	3.750	08/15/41	24,122
6,000,000	United States Treasury Bond	2.750	11/15/42	7,683
56,375,000	United States Treasury Bond	3.625	08/15/43	82,193
35,680,000	United States Treasury Bond	3.000	05/15/45	47,769
81,710,000	United States Treasury Bond	2.875	08/15/45	107,350
52,140,000	United States Treasury Bond	2.500	05/15/46	64,415
1,075,000	United States Treasury Bond	3.000	05/15/47	1,456
30,710,000	United States Treasury Bond	2.750	11/15/47	39,908
6,155,000	United States Treasury Bond	3.125	05/15/48	8,557
52,015,000	United States Treasury Bond	3.000	08/15/48	70,893
40,120,000	United States Treasury Bond	3.375	11/15/48	58,373
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$31,431,096	k	United States Treasury Inflation Indexed Bonds		0.500%	04/15/24	$33,365
39,285,000		United States Treasury Note		0.125	08/31/22	39,274
14,105,000		United States Treasury Note		0.125	09/30/22	14,103
20,916,000		United States Treasury Note		0.125	09/15/23	20,896
48,875,000		United States Treasury Note		0.250	09/30/25	48,810
56,900,000		United States Treasury Note		0.375	07/31/27	56,589
48,020,000		United States Treasury Note		0.625	08/15/30	47,742
27,485,000		United States Treasury Note		1.250	05/15/50	26,046
12,475,000		United States Treasury Note		1.375	08/15/50	12,206
		TOTAL U.S. TREASURY SECURITIES				962,874

		TOTAL GOVERNMENT BONDS				5,646,382
		(Cost $5,300,130)

STRUCTURED ASSETS - 16.7%

ASSET BACKED - 7.5%
5,000,000	g,i	AGL CLO 7 Ltd	LIBOR 3 M + 1.800%	0.000	07/15/31	5,017
		Series - 2020 7A (Class A1)
7,500,000	†,g,h,i	Aimco CLO 11 Ltd	LIBOR 3 M + 1.380%	0.000	10/15/31	7,500
		Series - 2020 11A (Class A1)
2,000,000	g,i	Allegany Park CLO Ltd	LIBOR 3 M + 1.330%	1.602	01/20/33	1,992
		Series - 2019 1A (Class A)
2,750,000		Ally Auto Receivables Trust		1.840	06/17/24	2,798
		Series - 2019 4 (Class A3)
10,000,000		AmeriCredit Automobile Receivables Trust		1.110	08/19/24	10,105
		Series - 2020 1 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust		0.660	12/18/24	5,519
		Series - 2020 2 (Class A3)
4,120,000		AmeriCredit Automobile Receivables Trust		2.130	03/18/26	4,173
		Series - 2020 2 (Class D)
2,121,964	g	AMSR Trust		1.819	04/17/37	2,163
		Series - 2020 SFR1 (Class A)
3,499,000	g,i	AMSR Trust		3.148	01/19/39	3,609
		Series - 2019 SFR1 (Class C)
3,347,000	g,i	AMSR Trust		3.247	01/19/39	3,423
		Series - 2019 SFR1 (Class D)
74,236	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	0^
		Series - 2005 WMC1 (Class N1)
1,157,455	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	1,140
		Series - 2004 HE5 (Class M1)
8,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450	03/20/23	8,186
		Series - 2019 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	12,283
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	33,021
		Series - 2017 2A (Class A)
17,600,000		BA Credit Card Trust		1.740	01/15/25	18,106
		Series - 2019 A1 (Class A1)
4,745,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.975%	1.120	02/28/41	4,703
		Series - 2006 A (Class M3)
353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$5,901,861	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	0.818%	04/25/36	$5,861
		Series - 2006 SD1 (Class M1)
3,917,212	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	4,017
		Series - 2019 A (Class A)
7,558,204	g	Capital Automotive REIT		3.660	10/15/44	7,581
		Series - 2014 1A (Class A)
6,570,258	g	Capital Automotive REIT		3.870	04/15/47	6,582
		Series - 2017 1A (Class A1)
13,315,839	g	Capital Automotive REIT		2.690	02/15/50	13,483
		Series - 2020 1A (Class A1)
7,550,000		CarMax Auto Owner Trust		1.890	12/16/24	7,749
		Series - 2020 1 (Class A3)
27,000,000	g,i	Cayuga Park CLO, Ltd.	LIBOR 3 M + 1.600%	0.000	07/17/31	27,041
		Series - 2020 1A (Class A)
1,515,673	i	C-BASS Trust	LIBOR 1 M + 0.080%	0.228	07/25/36	1,447
		Series - 2006 CB6 (Class A1)
19,100,000	g	CF Hippolyta LLC		1.690	07/15/60	19,312
		Series - 2020 1 (Class A1)
5,740,421	g	CF Hippolyta LLC		1.990	07/15/60	5,853
		Series - 2020 1 (Class A2)
3,270,000	g	CF Hippolyta LLC		2.280	07/15/60	3,327
		Series - 2020 1 (Class B1)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	456
		Series - 2004 2 (Class 1M2)
59,500,000		Chase Issuance Trust		1.530	01/15/25	61,195
		Series - 2020 A1 (Class A1)
1,500,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.220%	1.492	07/20/30	1,474
		Series - 2017 3A (Class A1)
11,750,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.650%	1.932	08/24/32	11,788
		Series - 2020 2A (Class A1)
223,816		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	229
		Series - 2002 1 (Class AF6)
1,000,000	i	Citibank Credit Card Issuance Trust	LIBOR 1 M + 0.330%	0.486	01/20/25	1,002
		Series - 2018 A2 (Class A2)
650,000	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.898	01/25/36	645
		Series - 2006 WFH1 (Class M4)
9,895,149	g	Corevest American Finance Trust		1.832	03/15/50	9,882
		Series - 2020 1 (Class A1)
20,606,625	g	DB Master Finance LLC		3.629	11/20/47	21,221
		Series - 2017 1A (Class A2I)
4,752,000	g	DB Master Finance LLC		3.787	05/20/49	4,898
		Series - 2019 1A (Class A2I)
8,226,900	g	DB Master Finance LLC		4.021	05/20/49	8,727
		Series - 2019 1A (Class A2II)
3,443,874	g	Diamond Resorts Owner Trust		3.700	01/21/31	3,573
		Series - 2018 1 (Class A)
9,082,025	g	Diamond Resorts Owner Trust		2.890	02/20/32	9,361
		Series - 2019 1A (Class A)
2,000,000	i	Discover Card Execution Note Trust	LIBOR 1 M + 0.360%	0.512	10/15/22	2,005
		Series - 2017 A7 (Class A7)
38,972,938	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	39,052
		Series - 2017 1A (Class A2II)
354

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$5,920,000	g,i	Dryden 50 Senior Loan Fund	LIBOR 3 M + 1.220%	1.495%	07/15/30	$5,873
		Series - 2017 50A (Class A1)
2,695,251	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.248	05/25/37	2,689
		Series - 2007 2 (Class A2C)
6,000,000	g	Ford Credit Auto Owner Trust		2.620	08/15/28	6,183
		Series - 2017 1 (Class A)
17,050,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	17,659
		Series - 2017 2 (Class A)
12,000,000		Ford Credit Floorplan Master Owner Trust		2.230	09/15/24	12,403
		Series - 2019 3 (Class A1)
750,000	g,i	FREMF Mortgage Trust		4.158	03/25/49	830
		Series - 2016 K53 (Class B)
9,750,000		GM Financial Automobile Leasing Trust		1.670	12/20/22	9,897
		Series - 2020 1 (Class A3)
10,100,000		GM Financial Consumer Automobile Receivables Trust		1.840	09/16/24	10,345
		Series - 2020 1 (Class A3)
4,000,000	g	GSCG Trust		2.936	09/06/34	4,074
		Series - 2019 600C (Class A)
501,978	g	HERO Funding Trust		3.280	09/20/48	519
		Series - 2017 2A (Class A1)
1,004,367	g	HERO Funding Trust		4.070	09/20/48	1,061
		Series - 2017 2A (Class A2)
2,052,516	g	Hertz Vehicle Financing II LP		3.710	03/25/23	2,056
		Series - 2019 1A (Class A)
6,048,905	g	Hertz Vehicle Financing II LP		3.290	02/25/24	6,065
		Series - 2018 1A (Class A)
1,953,419	g	Hertz Vehicle Financing II LP		3.420	05/25/25	1,959
		Series - 2019 2A (Class A)
3,904,793	g	Hertz Vehicle Financing LLC		4.030	07/25/24	3,930
		Series - 2018 3A (Class A)
3,980,407	g	Hilton Grand Vacations Trust		2.660	12/26/28	4,063
		Series - 2017 AA (Class A)
3,433,101	g	Hilton Grand Vacations Trust		2.960	12/26/28	3,453
		Series - 2017 AA (Class B)
7,927,834	g	Hilton Grand Vacations Trust		2.340	07/25/33	8,112
		Series - 2019 AA (Class A)
745,806	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	745
		Series - 2003 1 (Class M1)
11,035,000		Honda Auto Receivables Owner Trust		1.830	01/18/24	11,285
		Series - 2019 4 (Class A3)
4,837,711	g	Horizon Aircraft Finance III Ltd		3.425	11/15/39	4,435
		Series - 2019 2 (Class A)
400,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.450%	1.602	06/17/37	399
		Series - 2018 SFR2 (Class D)
2,297,023	g,i	Invitation Homes Trust	LIBOR 1 M + 1.000%	1.151	07/17/37	2,297
		Series - 2018 SFR3 (Class A)
6,038,240	g,i	Invitation Homes Trust	LIBOR 1 M + 1.100%	1.251	01/17/38	6,038
		Series - 2018 SFR4 (Class A)
2,700,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.650%	1.801	01/17/38	2,700
		Series - 2018 SFR4 (Class D)
5,926,665	g	JG Wentworth XXII LLC		3.820	12/15/48	6,217
		Series - 2010 3A (Class A)
355

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$4,807,683	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.468%	03/25/37	$4,716
		Series - 2007 CH3 (Class A1B)
17,652,277	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.308	06/25/37	17,251
		Series - 2007 CH5 (Class A1)
5,700,000	g	Laurel Road Prime Student Loan Trust		0.720	11/25/50	5,700
		Series - 2020 A (Class A1FX)
1,000,000	g,i	Madison Park Funding X Ltd	LIBOR 3 M + 1.800%	2.072	01/20/29	997
		Series - 2012 10A (Class BR2)
530,000	g,i	Magnetite XVIII Ltd	LIBOR 3 M + 1.500%	0.000	11/15/28	522
		Series - 2016 18A (Class BR)
1,564,770	g	MVW Owner Trust		2.520	12/20/32	1,572
		Series - 2015 1A (Class A)
3,425,266	g	MVW Owner Trust		2.420	12/20/34	3,492
		Series - 2017 1A (Class A)
3,907,626	g	MVW Owner Trust		3.450	01/21/36	4,048
		Series - 2018 1A (Class A)
4,452,355	g	MVW Owner Trust		2.890	11/20/36	4,577
		Series - 2019 1A (Class A)
13,520,368	g	MVW Owner Trust		2.220	10/20/38	13,802
		Series - 2019 2A (Class A)
4,400,000	g	Navient Student Loan Trust		3.390	12/15/59	4,546
		Series - 2019 BA (Class A2A)
19,500,000	g,i	Octagon Investment Partners 46 Ltd	LIBOR 3 M + 1.650%	0.000	07/15/33	19,453
		Series - 2020 2A (Class A)
9,500,000	†,g,h,i	OHA Credit Funding 7 Ltd	LIBOR 3 M + 1.250%	1.000	10/19/32	9,500
		Series - 2020 7A (Class A)
17,005,000	g	OneMain Financial Issuance Trust		3.840	05/14/32	17,884
		Series - 2020 1A (Class A)
17,350,000	g	OneMain Financial Issuance Trust		1.750	09/14/35	17,476
		Series - 2020 2A (Class A)
1,158,838	g	Orange Lake Timeshare Trust		3.100	11/08/30	1,194
		Series - 2018 A (Class A)
6,250,000	g	PFS Financing Corp		0.930	08/15/24	6,254
		Series - 2020 F (Class A)
20,500,000	g	PFS Financing Corp		1.270	06/15/25	20,661
		Series - 2020 A (Class A)
9,000,000	g	PFS Financing Corp		1.000	10/15/25	9,032
		Series - 2020 E (Class A)
2,247,035	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		3.844	12/27/58	2,251
		Series - 2019 NPL2 (Class A1)
4,491,640	g	Progress Residential Trust		2.897	12/17/34	4,506
		Series - 2017 SFR2 (Class A)
2,809,000	g	Progress Residential Trust		2.937	10/17/36	2,893
		Series - 2019 SFR4 (Class B)
4,159,185	g	PRPM LLC (Step Bond)		3.967	04/25/24	4,194
		Series - 2019 2A (Class A1)
2,790,000	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	2,781
		Series - 2005 KS8 (Class M4)
12,653	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	1.028	08/25/33	12
		Series - 2003 2 (Class A)
15,420,000		Santander Drive Auto Receivables Trust		2.220	09/15/26	15,743
		Series - 2020 2 (Class D)
356

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,396,674	g	Sierra Timeshare Receivables Funding LLC	2.580%	09/20/32	$1,398
		Series - 2015 3A (Class A)
1,684,696	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	1,684
		Series - 2015 3A (Class B)
804,199	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	805
		Series - 2016 1A (Class A)
2,634,072	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	2,647
		Series - 2016 2A (Class A)
419,438	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	420
		Series - 2016 2A (Class B)
2,034,151	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	2,049
		Series - 2016 3A (Class A)
1,205,423	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	1,208
		Series - 2016 3A (Class B)
6,543,135	g	Sierra Timeshare Receivables Funding LLC	2.910	03/20/34	6,654
		Series - 2017 1A (Class A)
3,016,327	g	Sierra Timeshare Receivables Funding LLC	3.200	03/20/34	3,038
		Series - 2017 1A (Class B)
3,533,671	g	Sierra Timeshare Receivables Funding LLC	3.500	06/20/35	3,673
		Series - 2018 2A (Class A)
4,074,720	g	Sierra Timeshare Receivables Funding LLC	3.200	01/20/36	4,215
		Series - 2019 1A (Class A)
6,339,462	g	Sierra Timeshare Receivables Funding LLC	2.590	05/20/36	6,513
		Series - 2019 2A (Class A)
3,876,032	g	Sierra Timeshare Receivables Funding LLC	2.340	08/20/36	3,964
		Series - 2019 3A (Class A)
1,382,494	g	SMB Private Education Loan Trust	2.490	06/15/27	1,398
		Series - 2015 A (Class A2A)
3,110,435	g	SMB Private Education Loan Trust	2.750	07/15/27	3,156
		Series - 2015 C (Class A2A)
7,001,735	g	SMB Private Education Loan Trust	2.430	02/17/32	7,166
		Series - 2016 B (Class A2A)
10,437,961	g	SMB Private Education Loan Trust	2.880	09/15/34	10,803
		Series - 2017 A (Class A2A)
10,991,440	g	SMB Private Education Loan Trust	2.820	10/15/35	11,360
		Series - 2017 B (Class A2A)
4,719,964	g	SMB Private Education Loan Trust	3.500	02/15/36	5,001
		Series - 2018 A (Class A2A)
6,743,404	g	SoFi Professional Loan Program LLC	2.340	04/25/33	6,863
		Series - 2016 D (Class A2B)
5,336,376	g	SoFi Professional Loan Program LLC	2.490	01/25/36	5,409
		Series - 2016 E (Class A2B)
1,195,094	g	SoFi Professional Loan Program LLC	2.760	12/26/36	1,210
		Series - 2016 A (Class A2)
2,518,099	g	SoFi Professional Loan Program LLC	2.400	03/26/40	2,547
		Series - 2017 A (Class A2B)
6,862,126	g	SoFi Professional Loan Program LLC	2.740	05/25/40	6,973
		Series - 2017 B (Class A2FX)
2,410,517	g	SoFi Professional Loan Program LLC	2.630	07/25/40	2,459
		Series - 2017 C (Class A2B)
9,350,544	g	SoFi Professional Loan Program LLC	2.720	11/26/40	9,505
		Series - 2017 E (Class A2B)
11,026,380	g	SoFi Professional Loan Program LLC	2.840	01/25/41	11,331
		Series - 2017 F (Class A2FX)
357

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$21,000,000	g	SoFi Professional Loan Program LLC		2.950%	02/25/42	$21,687
		Series - 2018 A (Class A2B)
15,806,852	g	SoFi Professional Loan Program LLC		2.060	05/15/46	15,958
		Series - 2020 A (Class A1FX)
5,500,000	g	SoFi Professional Loan Program LLC		3.690	06/15/48	5,815
		Series - 2019 A (Class A2FX)
10,000,000	g	SpringCastle America Funding LLC		1.970	09/25/37	10,034
		Series - 2020 AA (Class A)
9,000,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	9,059
		Series - 2020 1A (Class A2)
2,650,891	g,i	Starwood Waypoint Homes	LIBOR 1 M + 0.950%	1.102	01/17/35	2,648
		Series - 2017 1 (Class A)
180,592	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.048	09/25/34	175
		Series - 2004 8 (Class M1)
930,137	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.148	09/25/34	920
		Series - 2004 8 (Class A9)
9,000,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	9,364
		Series - 2017 2 (Class A)
1,838,250	g	Taco Bell Funding LLC		4.970	05/25/46	1,980
		Series - 2016 1A (Class A23)
16,800,750	g	Taco Bell Funding LLC		4.318	11/25/48	17,155
		Series - 2018 1A (Class A2I)
10,500,000	g	Tesla Auto Lease Trust		2.160	10/20/22	10,761
		Series - 2019 A (Class A3)
7,800,000	g	Tesla Auto Lease Trust		0.680	12/20/23	7,836
		Series - 2020 A (Class A3)
2,300,000	g	Tesla Auto Lease Trust		0.780	12/20/23	2,314
		Series - 2020 A (Class A4)
2,995,700	g	TLF National Tax Lien Trust		3.090	12/15/29	3,015
		Series - 2017 1A (Class A)
5,675,000		Toyota Auto Receivables Owner Trust		1.910	09/15/23	5,781
		Series - 2019 C (Class A3)
16,800,000		Toyota Auto Receivables Owner Trust		1.660	05/15/24	17,165
		Series - 2020 A (Class A3)
7,580,000	g	Tricon American Homes Trust		4.878	11/17/33	7,572
		Series - 2016 SFR1 (Class E)
946,674	g	Tricon American Homes Trust		2.716	09/17/34	963
		Series - 2017 SFR1 (Class A)
4,400,000	g	Tricon American Homes Trust		4.011	09/17/34	4,460
		Series - 2017 SFR1 (Class E)
3,917,392	g	Tricon American Homes Trust		2.928	01/17/36	4,056
		Series - 2017 SFR2 (Class A)
1,050,000	g	Tricon American Homes Trust		3.275	01/17/36	1,086
		Series - 2017 SFR2 (Class B)
45,800,000		Verizon Owner Trust		1.850	07/22/24	46,970
		Series - 2020 A (Class A1A)
4,234,971	g	VOLT LXXV LLC (Step Bond)		3.967	02/25/49	4,238
		Series - 2019 NPL2 (Class A1)
1,642,000	g	VOLT LXXV LLC (Step Bond)		3.967	10/25/49	1,626
		Series - 2019 NPL7 (Class A1B)
6,600,000	g	VOLT LXXXIV LLC (Step Bond)		3.967	12/27/49	6,517
		Series - 2019 NP10 (Class A1B)
31,606,250	g	Wendys Funding LLC		3.573	03/15/48	32,668
		Series - 2018 1A (Class A2I)
358

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$15,800,000		World Omni Auto Receivables Trust		1.700%	01/17/23	$16,123
		Series - 2020 A (Class A3)
		TOTAL ASSET BACKED				1,123,238

OTHER MORTGAGE BACKED - 9.2%
3,000,000	g,i	20 Times Square Trust		3.203	05/15/35	2,976
		Series - 2018 20TS (Class B)
12,000,000	g,i	20 TSQ GROUNDCO LLC		3.203	05/15/35	11,180
		Series - 2018 20TS (Class E)
1,590,249	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	1,647
		Series - 2014 3 (Class A13)
5,465,184	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	5,669
		Series - 2015 6 (Class A9)
1,015,895	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	0.648	06/25/34	1,007
		Series - 2004 8CB (Class M1)
1,240,000	i	Ameriquest Mortgage Securities	LIBOR 1 M + 1.020%	1.168	10/25/34	1,227
		Series - 2004 R9 (Class M3)
2,500,000	i	BANK		4.207	11/15/50	2,518
		Series - 2017 BNK8 (Class C)
4,000,000		BANK		3.203	12/15/52	4,431
		Series - 2019 BN23 (Class AS)
2,000,000		BANK		2.758	09/15/62	2,197
		Series - 2019 BN20 (Class A2)
8,000,000		BANK		3.283	11/15/62	8,885
		Series - 2019 BN24 (Class AS)
3,850,000	g	BBCMS Mortgage Trust		3.821	09/05/32	3,776
		Series - 2013 TYSN (Class C)
1,500,000	g,i	BBCMS Mortgage Trust		4.409	08/05/38	1,027
		Series - 2018 CHRS (Class E)
5,000,000		BBCMS Mortgage Trust		3.488	02/15/50	5,485
		Series - 2017 C1 (Class ASB)
861,118	i	Bear Stearns Commercial Mortgage Securities Trust		5.117	02/11/41	855
		Series - 2005 PWR7 (Class B)
2,000,000	g,i	Benchmark Mortgage Trust		2.791	09/15/48	2,136
		Series - 2020 IG2 (Class AM)
2,500,000	g,i	Benchmark Mortgage Trust		3.229	09/15/48	2,737
		Series - 2020 IG3 (Class AS)
2,500,000	g,i	Benchmark Mortgage Trust		3.654	09/15/48	2,626
		Series - 2020 IG3 (Class BXA)
1,000,000	i	Benchmark Mortgage Trust		3.882	02/15/51	1,166
		Series - 2018 B2 (Class A5)
1,445,000		Benchmark Mortgage Trust		4.232	01/15/52	1,735
		Series - 2018 B8 (Class A5)
1,500,000		Benchmark Mortgage Trust		3.419	08/15/52	1,678
		Series - 2019 B12 (Class AS)
830,000		Benchmark Mortgage Trust		4.241	05/15/53	977
		Series - 2018 B7 (Class A3)
5,921,744	i	Benchmark Mortgage Trust		4.510	05/15/53	7,228
		Series - 2018 B7 (Class A4)
2,500,000		Benchmark Mortgage Trust		3.231	12/15/72	2,764
		Series - 2019 B15 (Class AS)
2,500,000	g	BWAY Mortgage Trust		3.342	01/10/35	2,442
		Series - 2015 1740 (Class C)
359

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,898,596	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.920%	1.072%	10/15/36	$1,898
		Series - 2019 XL (Class A)
7,698,000	i	CCUBS Commercial Mortgage Trust		3.462	11/15/50	8,542
		Series - 2017 C1 (Class ASB)
5,167,000		CD Mortgage Trust		2.622	08/10/49	5,459
		Series - 2016 CD1 (Class ASB)
9,000,000		CD Mortgage Trust		2.926	08/10/49	9,447
		Series - 2016 CD1 (Class AM)
5,750,000	i	CD Mortgage Trust		3.879	11/10/49	6,238
		Series - 2016 CD2 (Class B)
1,000,000	i	CD Mortgage Trust		4.158	11/10/49	972
		Series - 2016 CD2 (Class C)
1,000,000		CD Mortgage Trust		3.453	02/10/50	1,089
		Series - 2017 CD3 (Class AAB)
500,000	i	CD Mortgage Trust		4.711	02/10/50	499
		Series - 2017 CD3 (Class C)
5,000,000		CD Mortgage Trust		3.220	08/15/50	5,462
		Series - 2017 CD5 (Class AAB)
3,457,000		CD Mortgage Trust		2.812	08/15/57	3,822
		Series - 2019 CD8 (Class ASB)
1,000,000	g,i	CFCRE Commercial Mortgage Trust		6.292	04/15/44	1,015
		Series - 2011 C1 (Class C)
937,145		CFCRE Commercial Mortgage Trust		3.121	05/10/58	990
		Series - 2016 C4 (Class AHR)
1,530,382	i	CHL Mortgage Pass-Through Trust		3.597	02/20/35	1,521
		Series - 2004 HYB9 (Class 1A1)
2,500,000	g,i	Citigroup Commercial Mortgage Trust		3.635	05/10/35	2,566
		Series - 2013 375P (Class B)
5,750,000	g	Citigroup Commercial Mortgage Trust		3.341	05/10/36	6,118
		Series - 2019 PRM (Class A)
917,000	i	Citigroup Commercial Mortgage Trust		3.732	04/10/46	956
		Series - 2013 GC11 (Class B)
2,400,000		Citigroup Commercial Mortgage Trust		4.023	03/10/47	2,610
		Series - 2014 GC19 (Class A4)
3,377,522		Citigroup Commercial Mortgage Trust		3.371	10/10/47	3,536
		Series - 2014 GC25 (Class AAB)
1,700,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	1,793
		Series - 2015 GC29 (Class B)
3,000,000	i	Citigroup Commercial Mortgage Trust		4.296	04/10/48	2,964
		Series - 2015 GC29 (Class C)
540,263		Citigroup Commercial Mortgage Trust		1.506	05/10/49	541
		Series - 2016 C1 (Class A1)
5,300,000		Citigroup Commercial Mortgage Trust		3.243	08/15/50	5,799
		Series - 2017 B1 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust		3.764	10/12/50	7,619
		Series - 2017 C4 (Class AS)
2,000,000		Citigroup Commercial Mortgage Trust		3.778	09/10/58	2,238
		Series - 2015 GC33 (Class A4)
2,247,000	g	COMM Mortgage Trust		3.086	08/10/29	2,257
		Series - 2016 GCT (Class B)
5,000,000	g	COMM Mortgage Trust		3.244	10/10/29	5,280
		Series - 2017 PANW (Class A)
2,000,000	i	COMM Mortgage Trust		4.362	07/10/45	2,144
		Series - 2013 CR9 (Class A4)
360

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,727,236		COMM Mortgage Trust	2.853%	10/15/45	$3,839
		Series - 2012 CR4 (Class A3)
1,140,000	g	COMM Mortgage Trust	3.147	03/10/46	1,180
		Series - 2013 CR6 (Class AM)
3,359,721	g,i	COMM Mortgage Trust	4.083	06/10/46	3,498
		Series - 2013 CR8 (Class B)
2,000,000	g,i	COMM Mortgage Trust	4.949	08/10/46	2,120
		Series - 2013 CR10 (Class B)
4,780,000	g,i	COMM Mortgage Trust	4.949	08/10/46	4,781
		Series - 2013 CR10 (Class C)
500,000	g,i	COMM Mortgage Trust	5.463	08/10/46	409
		Series - 2013 LC13 (Class D)
3,000,000		COMM Mortgage Trust	4.199	03/10/47	3,264
		Series - 2014 UBS2 (Class AM)
750,000		COMM Mortgage Trust	4.174	05/10/47	816
		Series - 2014 CR17 (Class AM)
1,843,000	i	COMM Mortgage Trust	4.882	07/15/47	1,789
		Series - 2014 CR18 (Class C)
1,500,000	i	COMM Mortgage Trust	4.868	08/10/47	1,537
		Series - 2014 CR19 (Class C)
9,131,817		COMM Mortgage Trust	3.917	10/10/47	10,015
		Series - 2014 LC17 (Class A5)
5,000,000	i	COMM Mortgage Trust	4.188	10/10/47	5,489
		Series - 2014 LC17 (Class AM)
1,300,000	i	COMM Mortgage Trust	4.490	10/10/47	1,382
		Series - 2014 LC17 (Class B)
800,979	i	COMM Mortgage Trust	3.829	02/10/48	859
		Series - 2015 LC19 (Class B)
1,000,000	g	COMM Mortgage Trust	3.000	03/10/48	645
		Series - 2015 CR22 (Class E)
1,445,000		COMM Mortgage Trust	3.309	03/10/48	1,576
		Series - 2015 CR22 (Class A5)
3,382,775	i	COMM Mortgage Trust	3.603	03/10/48	3,681
		Series - 2015 CR22 (Class AM)
1,805,000	i	COMM Mortgage Trust	4.244	03/10/48	1,830
		Series - 2015 CR22 (Class C)
7,150,000		COMM Mortgage Trust	3.801	05/10/48	7,858
		Series - 2015 CR23 (Class AM)
4,000,000	i	COMM Mortgage Trust	4.183	05/10/48	4,327
		Series - 2015 CR23 (Class B)
2,549,000	i	COMM Mortgage Trust	4.435	05/10/48	2,566
		Series - 2015 CR23 (Class C)
4,659,779		COMM Mortgage Trust	3.421	07/10/48	4,918
		Series - 2015 LC21 (Class ASB)
1,500,000	i	COMM Mortgage Trust	3.463	08/10/48	1,254
		Series - 2015 CR24 (Class D)
2,550,000		COMM Mortgage Trust	3.696	08/10/48	2,853
		Series - 2015 CR24 (Class A5)
5,000,000	i	COMM Mortgage Trust	4.028	08/10/48	5,529
		Series - 2015 CR24 (Class AM)
1,467,000	i	COMM Mortgage Trust	4.524	08/10/48	1,468
		Series - 2015 CR24 (Class C)
3,185,000	i	COMM Mortgage Trust	4.524	08/10/48	3,435
		Series - 2015 CR24 (Class B)
361

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,352,000		COMM Mortgage Trust		3.612%	10/10/48	$1,506
		Series - 2015 CR27 (Class A4)
3,212,210		COMM Mortgage Trust		3.630	10/10/48	3,587
		Series - 2015 CR26 (Class A4)
1,575,000		COMM Mortgage Trust		3.774	10/10/48	1,768
		Series - 2015 LC23 (Class A4)
6,962,000	i	COMM Mortgage Trust		4.491	10/10/48	7,610
		Series - 2015 CR27 (Class B)
1,375,000	i	COMM Mortgage Trust		4.630	10/10/48	1,485
		Series - 2015 CR26 (Class B)
1,049,603		COMM Mortgage Trust		3.651	02/10/49	1,122
		Series - 2016 CR28 (Class AHR)
4,650,000	i	COMM Mortgage Trust		4.794	02/10/49	5,029
		Series - 2016 CR28 (Class B)
1,500,000	i	COMM Mortgage Trust		5.278	08/10/50	1,588
		Series - 2013 CR11 (Class B)
6,500,000		COMM Mortgage Trust		3.263	08/15/57	7,233
		Series - 2019 GC44 (Class AM)
20,537,991	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.748	05/25/24	17,977
		Series - 2014 C02 (Class 1M2)
756,837	i	Connecticut Avenue Securities	LIBOR 1 M + 2.900%	3.048	07/25/24	744
		Series - 2014 C03 (Class 2M2)
12,167,710	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.148	07/25/24	10,632
		Series - 2014 C03 (Class 1M2)
1,711,999	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	5.148	11/25/24	1,750
		Series - 2014 C04 (Class 2M2)
807,971	i	Connecticut Avenue Securities	LIBOR 1 M + 5.550%	5.698	04/25/28	829
		Series - 2015 C04 (Class 2M2)
1,341,047	i	Connecticut Avenue Securities	LIBOR 1 M + 5.700%	5.848	04/25/28	1,388
		Series - 2015 C04 (Class 1M2)
4,160,411	i	Connecticut Avenue Securities	LIBOR 1 M + 6.750%	6.898	08/25/28	4,317
		Series - 2016 C01 (Class 1M2)
4,147,802	i	Connecticut Avenue Securities	LIBOR 1 M + 6.000%	6.148	09/25/28	4,389
		Series - 2016 C02 (Class 1M2)
2,716,962	i	Connecticut Avenue Securities	LIBOR 1 M + 5.900%	6.048	10/25/28	2,870
		Series - 2016 C03 (Class 2M2)
2,932,089	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	4.598	01/25/29	3,025
		Series - 2016 C05 (Class 2M2)
2,255,147	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.398	04/25/29	2,306
		Series - 2016 C06 (Class 1M2)
3,054,069	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.998	09/25/29	2,809
		Series - 2017 C02 (Class 2ED4)
1,494,175	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.348	01/25/30	1,502
		Series - 2017 C05 (Class 1M2A)
6,857,490	i	Connecticut Avenue Securities	LIBOR 1 M + 0.450%	0.598	07/25/30	6,770
		Series - 2018 C01 (Class 1EB1)
2,607,113	i	Connecticut Avenue Securities	LIBOR 1 M + 2.250%	2.398	07/25/30	2,573
		Series - 2018 C01 (Class 1M2)
2,607,503	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.998	10/25/30	2,592
		Series - 2018 C03 (Class 1EA2)
1,948,504	i	Connecticut Avenue Securities	LIBOR 1 M + 2.550%	2.698	12/25/30	1,914
		Series - 2018 C04 (Class 2M2)
630,091	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	2.598	07/25/31	626
		Series - 2019 R01 (Class 2M2)
362

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$723,147	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.100%	2.248%	09/25/39	$717
		Series - 2019 R06 (Class 2M2)
792,609	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	0.898	01/25/40	791
		Series - 2020 R02 (Class 2M1)
4,510,798	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.800%	0.948	01/25/40	4,492
		Series - 2020 R01 (Class 1M1)
1,240,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	2.148	01/25/40	1,208
		Series - 2020 R02 (Class 2M2)
3,750,000	g	CPT Mortgage Trust		2.865	11/13/39	4,082
		Series - 2019 CPT (Class A)
2,000,000	g,i	CPT Mortgage Trust		3.097	11/13/39	1,884
		Series - 2019 CPT (Class E)
7,400,000	g,i	Credit Suisse Commercial Mortgage Trust		3.854	11/10/32	7,903
		Series - 2017 CALI (Class B)
2,773,000	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 0.650%	0.798	05/25/36	2,767
		Series - 2006 CF2 (Class M3)
12,322,801	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	12,788
		Series - 2018 J1 (Class A11)
4,689,000	g,i	Credit Suisse Commercial Mortgage Trust		5.896	01/15/49	5,569
		Series - 2007 C2 (Class C)
1,910,000	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 1.600%	1.752	05/15/36	1,891
		Series - 2019 ICE4 (Class D)
4,171,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	4,441
		Series - 2016 C7 (Class ASB)
9,250,000		DBGS Mortgage Trust		4.466	10/15/51	11,149
		Series - 2018 C1 (Class A4)
11,000,000		DBJPM Mortgage Trust		2.756	08/10/49	11,637
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	10,803
		Series - 2017 C6 (Class ASB)
5,300,000		DBJPMortgage Trust		2.340	09/15/53	5,508
		Series - 2020 C9 (Class AM)
17,410,000	g	DBUBS Mortgage Trust		3.452	10/10/34	18,663
		Series - 2017 BRBK (Class A)
15,500,000	g,i	DBUBS Mortgage Trust		3.648	10/10/34	16,446
		Series - 2017 BRBK (Class B)
3,100,991	g	DBUBS Mortgage Trust		4.452	05/10/44	3,081
		Series - 2011 LC3A (Class PM1)
21,795,220	g	DBUBS Mortgage Trust		4.537	07/10/44	22,051
		Series - 2011 LC2A (Class A4)
3,100,000	g,i	DBUBS Mortgage Trust		4.998	07/10/44	3,144
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust		5.670	07/10/44	5,026
		Series - 2011 LC2A (Class C)
5,500,000	g,i	DBUBS Mortgage Trust		5.513	08/10/44	5,603
		Series - 2011 LC3A (Class AM)
2,084,000	g,i	DBUBS Mortgage Trust		5.513	08/10/44	2,113
		Series - 2011 LC3A (Class B)
4,840,000	g,i	DBUBS Mortgage Trust		5.790	11/10/46	4,849
		Series - 2011 LC1A (Class C)
2,051,000	g,i	Ellington Financial Mortgage Trust		3.587	06/25/59	2,049
		Series - 2019 1 (Class M1)
2,242,151	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.883	12/25/35	2,228
		Series - 2005 2 (Class M2)
363

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,661,394	g,i	FirstKey Mortgage Trust		3.500%	11/25/44	$1,714
		Series - 2014 1 (Class A8)
3,276,541	g,i	Flagstar Mortgage Trust		3.500	03/25/47	3,315
		Series - 2017 1 (Class 1A5)
2,572,832	g,i	Flagstar Mortgage Trust		4.102	10/25/47	2,681
		Series - 2017 2 (Class B3)
1,396,741	g,i	Flagstar Mortgage Trust		4.000	09/25/48	1,431
		Series - 2018 5 (Class A11)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,061
		Series - 2014 GRCE (Class A)
8,970,000	g	GRACE Mortgage Trust		3.520	06/10/28	9,010
		Series - 2014 GRCE (Class B)
5,943,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	5,991
		Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	4,415
		Series - 2012 BWTR (Class A)
350,000	i	GS Mortgage Securities Corp II		3.777	05/10/50	382
		Series - 2015 GC30 (Class AS)
6,850,000	i	GS Mortgage Securities Corp II		3.992	03/10/51	7,987
		Series - 2018 GS9 (Class A4)
3,500,000	i	GS Mortgage Securities Corp II		4.155	07/10/51	4,113
		Series - 2018 GS10 (Class A5)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.450%	1.602	07/15/31	1,891
		Series - 2018 TWR (Class C)
1,328,542		GS Mortgage Securities Trust		3.206	02/10/48	1,392
		Series - 2015 GC28 (Class AAB)
2,816,500		GS Mortgage Securities Trust		3.396	02/10/48	3,083
		Series - 2015 GC28 (Class A5)
2,000,000	i	GS Mortgage Securities Trust		4.018	07/10/48	2,215
		Series - 2015 GC32 (Class AS)
3,360,000		GS Mortgage Securities Trust		3.278	10/10/48	3,537
		Series - 2015 GC34 (Class AAB)
2,250,000		GS Mortgage Securities Trust		2.635	05/10/49	2,261
		Series - 2016 GS2 (Class A2)
2,000,000		GS Mortgage Securities Trust		3.143	10/10/49	2,158
		Series - 2016 GS3 (Class AS)
2,000,000		GS Mortgage Securities Trust		3.674	03/10/50	2,281
		Series - 2017 GS5 (Class A4)
4,150,000	i	GS Mortgage Securities Trust		3.826	03/10/50	4,660
		Series - 2017 GS5 (Class AS)
1,750,000	i	GS Mortgage Securities Trust		4.047	03/10/50	1,934
		Series - 2017 GS5 (Class B)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	13,032
		Series - 2017 GS6 (Class AAB)
6,000,000		GS Mortgage Securities Trust		3.433	05/10/50	6,768
		Series - 2017 GS6 (Class A3)
3,000,000	i	GS Mortgage Securities Trust		4.213	05/10/50	2,833
		Series - 2015 GC30 (Class C)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,429
		Series - 2017 GS8 (Class ABP)
1,374,000	i	GS Mortgage Securities Trust		4.481	11/10/50	1,378
		Series - 2017 GS8 (Class C)
3,000,000	g,i	GS Mortgage Securities Trust		3.668	07/10/52	3,062
		Series - 2019 GC40 (Class DBC)
364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$2,500,000	i	GS Mortgage Securities Trust		3.173%	02/13/53	$2,787
		Series - 2020 GC45 (Class AS)
1,631,313	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	1,678
		Series - 2019 PJ2 (Class A1)
4,261,312	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	4,367
		Series - 2019 PJ2 (Class A4)
747,815	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	759
		Series - 2020 PJ2 (Class A4)
3,052,107	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.776	08/19/45	2,940
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	6,442
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,645
		Series - 2016 10HY (Class B)
7,250,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	7,550
		Series - 2016 10HY (Class C)
5,500,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	5,440
		Series - 2019 55HY (Class D)
2,750,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	2,568
		Series - 2019 55HY (Class E)
487,897	i	Impac CMB Trust		0.808	03/25/35	476
		Series - 2004 11 (Class 2A1)
12,474,670	g	JP Morgan Chase Commercial Mortgage Securities Corp		4.717	02/15/46	12,514
		Series - 2011 C3 (Class A4)
10,975,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.360	02/15/46	9,343
		Series - 2011 C3 (Class C)
4,941,962	g	JP Morgan Chase Commercial Mortgage Securities Corp		4.388	07/15/46	4,996
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Corp		4.801	07/15/46	15,178
		Series - 2011 C4 (Class B)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.525	07/15/46	6,503
		Series - 2011 C4 (Class C)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	2,922
		Series - 2013 C10 (Class AS)
1,430,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.914	01/15/49	1,621
		Series - 2015 JP1 (Class A5)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Corp		4.119	01/15/49	840
		Series - 2015 JP1 (Class AS)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Corp		2.713	08/15/49	7,357
		Series - 2016 JP2 (Class ASB)
4,500,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.379	09/15/50	4,787
		Series - 2017 JP7 (Class A3)
4,550,501	g,i	JP Morgan Mortgage Trust		2.140	12/25/44	4,624
		Series - 2015 1 (Class B1)
365

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$879,858	g,i	JP Morgan Mortgage Trust		3.500%	05/25/45	$906
		Series - 2015 3 (Class A19)
6,716,144	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	6,959
		Series - 2015 6 (Class A13)
1,715,222	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	1,759
		Series - 2016 1 (Class A13)
300,160	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	302
		Series - 2016 1 (Class A5)
279,143	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	287
		Series - 2017 1 (Class A3)
5,049,599	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	5,116
		Series - 2017 2 (Class A5)
4,120,917	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	4,220
		Series - 2017 2 (Class A13)
279,829	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	281
		Series - 2017 3 (Class 1A5)
1,943,254	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	2,021
		Series - 2018 3 (Class A13)
1,364,502	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	1,388
		Series - 2018 4 (Class A5)
655,369	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	685
		Series - 2018 4 (Class A13)
2,549,900	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	2,666
		Series - 2018 5 (Class A13)
206,613	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	207
		Series - 2018 8 (Class A5)
1,592,690	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	1,633
		Series - 2018 8 (Class A13)
4,644,595	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	4,761
		Series - 2018 9 (Class A13)
2,561,903	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	2,638
		Series - 2019 1 (Class A3)
4,294,908	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	4,406
		Series - 2019 1 (Class A15)
348,389	g,i	JP Morgan Mortgage Trust		4.000	08/25/49	348
		Series - 2019 2 (Class A4)
1,547,141	g,i	JP Morgan Mortgage Trust		4.781	09/25/49	1,650
		Series - 2019 3 (Class B1)
7,430,330	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.098	10/25/49	7,421
		Series - 2019 INV1 (Class A11)
18,557	g,i	JP Morgan Mortgage Trust		4.000	11/25/49	19
		Series - 2019 5 (Class A4)
7,056,373	g,i	JP Morgan Mortgage Trust		3.877	06/25/50	7,432
		Series - 2020 1 (Class B2)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.133	08/15/46	1,080
		Series - 2013 C14 (Class A4)
1,350,000		JPMBB Commercial Mortgage Securities Trust		3.775	08/15/47	1,479
		Series - 2014 C21 (Class A5)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.997	08/15/47	5,453
		Series - 2014 C21 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.621	09/15/47	2,125
		Series - 2014 C23 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust		3.898	02/15/48	3,175
		Series - 2015 C27 (Class B)
366

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$2,556,000		JPMBB Commercial Mortgage Securities Trust		3.611%	05/15/48	$2,825
		Series - 2015 C29 (Class A4)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	2,750
		Series - 2015 C29 (Class AS)
1,600,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	1,662
		Series - 2015 C29 (Class B)
3,500,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	3,887
		Series - 2015 C31 (Class AS)
3,253,000	i	JPMBB Commercial Mortgage Securities Trust		4.773	08/15/48	3,130
		Series - 2015 C31 (Class C)
9,125,000	i	JPMBB Commercial Mortgage Securities Trust		4.773	08/15/48	10,033
		Series - 2015 C31 (Class B)
4,610,000		JPMBB Commercial Mortgage Securities Trust		3.576	03/15/49	5,161
		Series - 2016 C1 (Class A5)
4,750,000		JPMCC Commercial Mortgage Securities Trust		3.457	03/15/50	5,332
		Series - 2017 JP5 (Class A4)
1,220,000		JPMCC Commercial Mortgage Securities Trust		3.549	03/15/50	1,336
		Series - 2017 JP5 (Class ASB)
3,000,000		JPMDB Commercial Mortgage Securities Trust		3.694	03/15/50	3,422
		Series - 2017 C5 (Class A5)
9,000,000		JPMDB Commercial Mortgage Securities Trust		2.536	05/13/53	9,535
		Series - 2020 COR7 (Class AS)
3,713,025	g	Ladder Capital Commercial Mortgage Securities		3.575	02/15/36	3,944
		Series - 2013 GCP (Class A1)
5,000,000	g	Ladder Capital Commercial Mortgage Securities		3.357	07/12/50	5,488
		Series - 2017 LC26 (Class ASB)
7,250,000	g	Liberty Street Trust		3.597	02/10/36	7,960
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.294	08/15/34	4,153
		Series - 2017 330M (Class A)
1,500,000	g,i	Manhattan West		2.413	09/10/39	1,536
		Series - 2020 1MW (Class B)
3,000,000	g,i	Manhattan West		2.413	09/10/39	2,991
		Series - 2020 1MW (Class C)
906,859	i	Merrill Lynch Mortgage Investors Trust	LIBOR 1 M + 0.260%	2.278	01/25/37	860
		Series - 2006 WMC1 (Class A1B)
1,515,344		Morgan Stanley Bank of America Merrill Lynch Trust		2.469	02/15/46	1,543
		Series - 2013 C7 (Class AAB)
2,873,693	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989	12/15/46	2,984
		Series - 2014 C19 (Class LNC1)
2,367,127	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	2,423
		Series - 2014 C19 (Class LNC2)
849,811		Morgan Stanley Bank of America Merrill Lynch Trust		3.669	02/15/47	852
		Series - 2014 C14 (Class A3)
221,202		Morgan Stanley Bank of America Merrill Lynch Trust		3.194	10/15/47	221
		Series - 2014 C18 (Class A2)
4,650,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.832	12/15/47	5,054
		Series - 2014 C19 (Class AS)
367

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.605%	02/15/48	$1,729
		Series - 2015 C20 (Class AS)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	2,726
		Series - 2015 C21 (Class A4)
5,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.652	03/15/48	5,987
		Series - 2015 C21 (Class AS)
2,925,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.306	04/15/48	3,175
		Series - 2015 C22 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.561	04/15/48	3,242
		Series - 2015 C22 (Class AS)
897,837	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.973	08/25/34	892
		Series - 2004 HE6 (Class M1)
3,548,000	g	Morgan Stanley Capital I Trust		4.193	09/15/47	3,372
		Series - 2011 C1 (Class F)
7,075,000	g,i	Morgan Stanley Capital I Trust		5.675	09/15/47	7,095
		Series - 2011 C1 (Class D)
2,795,000	i	Morgan Stanley Capital I Trust		3.779	05/15/48	3,102
		Series - 2015 MS1 (Class A4)
625,490	†,i	Morgan Stanley Capital I Trust		6.467	12/12/49	373
		Series - 2007 IQ16 (Class AJ)
426,665	†,i	Morgan Stanley Capital I Trust		6.467	12/12/49	254
		Series - 2007 IQ16 (Class AJFX)
6,000,000		Morgan Stanley Capital I Trust		3.304	06/15/50	6,512
		Series - 2017 H1 (Class ASB)
1,458,000		Morgan Stanley Capital I Trust		3.587	12/15/50	1,652
		Series - 2017 HR2 (Class A4)
5,250,000		Morgan Stanley Capital I Trust		4.177	07/15/51	6,232
		Series - 2018 H3 (Class A5)
3,000,000	g,i	MSDB Trust		3.427	07/11/39	3,212
		Series - 2017 712F (Class A)
1,200,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	1,239
		Series - 2018 285M (Class A)
4,000,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	4,046
		Series - 2018 285M (Class C)
15,010,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.652	07/15/36	14,860
		Series - 2019 MILE (Class A)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.800%	1.952	07/15/36	4,851
		Series - 2019 MILE (Class B)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.750%	2.902	07/15/36	4,767
		Series - 2019 MILE (Class D)
5,000,000	g	Natixis Commercial Mortgage Securities Trust		2.507	10/15/36	5,087
		Series - 2019 1776 (Class A)
2,000,000	g	Natixis Commercial Mortgage Securities Trust		2.966	12/15/38	2,086
		Series - 2020 2PAC (Class A)
485,790	g,i	New Residential Mortgage Loan Trust		3.750	05/28/52	520
		Series - 2015 1A (Class A3)
115,672	g,i	New Residential Mortgage Loan Trust		4.000	08/27/57	125
		Series - 2017 6A (Class A1)
368

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$756,775	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.628%	02/25/36	$738
		Series - 2005 3 (Class A1)
1,990,913	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.798	06/25/57	1,988
		Series - 2018 1 (Class A2)
1,988,752	g,i	OBX Trust	LIBOR 1 M + 0.750%	0.898	07/25/58	1,980
		Series - 2018 EXP2 (Class 2A1A)
373,038	g	Prima Capital CRE Securitization Ltd		2.550	08/24/49	372
		Series - 2015 4A (Class MR-A)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,808
		Series - 2013 SMV (Class B)
2,122,677	g,i	Sequoia Mortgage Trust		3.500	05/25/45	2,196
		Series - 2015 2 (Class A1)
1,881,801	g,i	Sequoia Mortgage Trust		3.500	06/25/46	1,953
		Series - 2016 1 (Class A19)
1,038,350	g,i	Sequoia Mortgage Trust		3.500	11/25/46	1,060
		Series - 2016 3 (Class A10)
3,524,853	g,i	Sequoia Mortgage Trust		3.500	02/25/47	3,570
		Series - 2017 2 (Class A4)
519,428	g,i	Sequoia Mortgage Trust		3.500	02/25/47	540
		Series - 2017 2 (Class A19)
171,600	g,i	Sequoia Mortgage Trust		3.500	04/25/47	178
		Series - 2017 3 (Class A19)
4,645,542	g,i	Sequoia Mortgage Trust		3.500	04/25/47	4,707
		Series - 2017 3 (Class A4)
477,040	g,i	Sequoia Mortgage Trust		3.500	09/25/47	480
		Series - 2017 6 (Class A4)
2,294,103	g,i	Sequoia Mortgage Trust		3.743	09/25/47	2,426
		Series - 2017 6 (Class B1)
1,431,534	g,i	Sequoia Mortgage Trust		3.500	02/25/48	1,473
		Series - 2018 2 (Class A1)
270,101	g,i	Sequoia Mortgage Trust		3.500	02/25/48	276
		Series - 2018 2 (Class A19)
5,994,106	g,i	Sequoia Mortgage Trust		3.500	03/25/48	6,180
		Series - 2018 3 (Class A1)
456,486	g,i	Sequoia Mortgage Trust		3.500	03/25/48	458
		Series - 2018 3 (Class A4)
358,446	g,i	Sequoia Mortgage Trust		4.000	09/25/48	359
		Series - 2018 7 (Class A4)
768,827	g,i	Sequoia Mortgage Trust		4.000	09/25/48	782
		Series - 2018 7 (Class A19)
1,021,081	g,i	Sequoia Mortgage Trust		4.000	11/25/48	1,033
		Series - 2018 8 (Class A19)
5,630,795	g,i	Sequoia Mortgage Trust		4.000	06/25/49	5,742
		Series - 2019 2 (Class A1)
1,771,613	g,i	Sequoia Mortgage Trust		4.000	06/25/49	1,796
		Series - 2019 2 (Class A19)
9,531,267	g,i	Sequoia Mortgage Trust		3.500	11/25/49	9,831
		Series - 2019 4 (Class A1)
9,954,268	g,i	Sequoia Mortgage Trust		3.500	12/25/49	10,226
		Series - 2019 5 (Class A1)
5,747,738	g,i	Sequoia Mortgage Trust		3.500	12/25/49	5,832
		Series - 2019 5 (Class A19)
15,743,083	g,i	Sequoia Mortgage Trust		3.000	04/25/50	16,101
		Series - 2020 3 (Class A19)
369

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,226,731	g,i	Shellpoint Co-Originator Trust		3.500%	11/25/46	$1,244
		Series - 2016 1 (Class 1A10)
1,767,051	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	1,825
		Series - 2017 1 (Class A19)
473,046	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 4.150%	4.298	01/25/25	474
		Series - 2015 DN1 (Class M3)
2,030,897	i	STACR	LIBOR 1 M + 1.950%	2.098	05/25/25	2,031
		Series - 2015 HQ2 (Class M2)
4,506,017	i	STACR	LIBOR 1 M + 4.650%	4.798	10/25/28	4,681
		Series - 2016 DNA2 (Class M3)
13,377,115	i	STACR	LIBOR 1 M + 3.250%	3.398	07/25/29	13,699
		Series - 2017 DNA1 (Class M2)
1,749,658	i	STACR	LIBOR 1 M + 1.200%	1.348	10/25/29	1,750
		Series - 2017 DNA2 (Class M1)
601,677	i	STACR	LIBOR 1 M + 1.800%	1.948	07/25/30	591
		Series - 2018 DNA1 (Class M2)
329,828	g,i	STACR		3.721	02/25/48	332
		Series - 2018 SPI1 (Class M1)
4,341,057	g,i	STACR		4.473	11/25/48	4,316
		Series - 2018 SPI4 (Class M2)
3,104,736	g,i	STACR	LIBOR 1 M + 2.050%	2.198	11/25/49	3,064
		Series - 2019 HQA4 (Class M2)
1,531,000	g,i	STACR	LIBOR 1 M + 1.700%	1.848	12/25/49	1,498
		Series - 2020 DNA1 (Class M2)
3,400,000	g,i	STACR	LIBOR 1 M + 1.850%	1.998	02/25/50	3,310
		Series - 2020 DNA2 (Class M2)
5,645,000	g,i	STACR	LIBOR 1 M + 3.100%	3.248	03/25/50	5,560
		Series - 2020 HQA2 (Class M2)
708,381	g,i	STACR	LIBOR 1 M + 1.100%	1.248	07/27/50	708
		Series - 2020 HQA2 (Class M1)
1,275,000	g	Tricon American Homes		2.049	07/17/38	1,298
		Series - 2020 SFR1 (Class B)
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	13,599
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	2,197
		Series - 2017 C4 (Class ASB)
4,000,000		UBS-Barclays Commercial Mortgage Trust		2.850	12/10/45	4,146
		Series - 2012 C4 (Class A5)
4,585,000	g	VNDO Mortgage Trust		3.808	12/13/29	4,582
		Series - 2013 PENN (Class A)
1,100,000	g,i	VNDO Mortgage Trust		4.079	12/13/29	1,095
		Series - 2013 PENN (Class C)
1,373,937	g	VSE VOI Mortgage LLC		2.540	07/20/33	1,382
		Series - 2016 A (Class A)
1,053,488	g	VSE VOI Mortgage LLC		2.740	07/20/33	1,041
		Series - 2016 A (Class B)
3,951,234	g	VSE VOI Mortgage LLC		2.330	03/20/35	4,011
		Series - 2017 A (Class A)
8,200,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	8,521
		Series - 2012 LC5 (Class AS)
1,740,030		Wells Fargo Commercial Mortgage Trust		3.405	12/15/47	1,898
		Series - 2014 LC18 (Class A5)
990,000		Wells Fargo Commercial Mortgage Trust		3.406	05/15/48	1,063
		Series - 2015 NXS1 (Class AS)
370

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,000,000	i	Wells Fargo Commercial Mortgage Trust	3.658%	05/15/48	$2,066
		Series - 2015 NXS1 (Class B)
2,566,000		Wells Fargo Commercial Mortgage Trust	3.637	06/15/48	2,848
		Series - 2015 C29 (Class A4)
10,000,000		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	10,547
		Series - 2016 C35 (Class ASB)
228,569		Wells Fargo Commercial Mortgage Trust	1.321	08/15/49	229
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	15,710
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	15,871
		Series - 2016 LC24 (Class ASB)
10,070,059		Wells Fargo Commercial Mortgage Trust	2.749	03/15/50	10,241
		Series - 2017 RB1 (Class A2)
7,500,000		Wells Fargo Commercial Mortgage Trust	3.446	03/15/50	8,221
		Series - 2017 RB1 (Class ASB)
872,111		Wells Fargo Commercial Mortgage Trust	3.635	03/15/50	994
		Series - 2017 RB1 (Class A5)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.757	03/15/50	2,239
		Series - 2017 RB1 (Class AS)
1,825,000		Wells Fargo Commercial Mortgage Trust	3.184	04/15/50	1,974
		Series - 2015 LC20 (Class A5)
15,000,000		Wells Fargo Commercial Mortgage Trust	3.261	07/15/50	16,305
		Series - 2017 C38 (Class ASB)
7,000,000		Wells Fargo Commercial Mortgage Trust	3.453	07/15/50	7,922
		Series - 2017 C38 (Class A5)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.212	09/15/50	10,906
		Series - 2017 C39 (Class ASB)
4,710,000		Wells Fargo Commercial Mortgage Trust	4.302	01/15/52	5,600
		Series - 2018 C48 (Class A5)
7,000,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	7,781
		Series - 2015 NXS2 (Class A5)
1,000,000	i	Wells Fargo Commercial Mortgage Trust	4.437	07/15/58	1,070
		Series - 2015 NXS2 (Class B)
3,800,000		Wells Fargo Commercial Mortgage Trust	3.560	01/15/59	4,217
		Series - 2016 C32 (Class A4)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,609
		Series - 2016 C33 (Class AS)
650,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	691
		Series - 2016 C36 (Class ASB)
2,687,845	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	2,724
		Series - 2019 2 (Class A17)
12,787,571	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	13,165
		Series - 2019 4 (Class A1)
2,030,000	g,i	WFRBS Commercial Mortgage Trust	5.392	02/15/44	2,024
		Series - 2011 C2 (Class C)
30,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	30,393
		Series - 2011 C4 (Class A4)
1,770,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	1,851
		Series - 2013 C13 (Class AS)
4,090,000	i	WFRBS Commercial Mortgage Trust	4.079	03/15/46	4,441
		Series - 2013 UBS1 (Class A4)
1,050,000	i	WFRBS Commercial Mortgage Trust	4.162	12/15/46	1,147
		Series - 2013 C18 (Class A5)
371

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,185,281		WFRBS Commercial Mortgage Trust	3.995%	05/15/47	$2,361
		Series - 2014 C20 (Class A5)
3,865,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	4,220
		Series - 2014 C24 (Class A5)
8,000,000		WFRBS Commercial Mortgage Trust	3.560	03/15/48	8,367
		Series - 2013 C12 (Class AS)
		TOTAL OTHER MORTGAGE BACKED			1,366,207

		TOTAL STRUCTURED ASSETS			2,489,445
		(Cost $2,444,970)

		TOTAL BONDS			14,175,646
		(Cost $13,376,305)

SHARES		COMPANY
COMMON STOCKS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
147,623	*	Oi S.A. (ADR)			214
		TOTAL TELECOMMUNICATION SERVICES			214

		TOTAL COMMON STOCKS			214
		(Cost $1,332)

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp (FHLMC)			4,189
1,527,061	*	Federal National Mortgage Association (FNMA)			13,560
		TOTAL BANKS			17,749

		TOTAL PREFERRED STOCKS			17,749
		(Cost $49,941)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 11.5%

GOVERNMENT AGENCY DEBT - 4.5%
$10,007,000		Federal Agricultural Mortgage Corp (FAMC)	0.125	01/28/21	10,004
20,000,000		Federal Farm Credit Bank (FFCB)	0.100-0.200	11/04/20	19,999
10,000,000		FFCB	0.105	01/29/21	9,997
9,200,000		Federal Home Loan Bank (FHLB)	0.180	10/01/20	9,200
30,457,000		FHLB	0.080	10/09/20	30,457
24,364,000		FHLB	0.090	10/16/20	24,363
71,545,000		FHLB	0.090-0.110	10/20/20	71,543
372

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
	$54,475,000	FHLB	0.075-0.100%	10/23/20	$54,473
	50,000,000	FHLB	0.080-0.125	10/30/20	49,998
	14,050,000	FHLB	0.098	11/12/20	14,049
	50,000,000	FHLB	0.105	11/13/20	49,996
	29,475,000	FHLB	0.090	11/20/20	29,472
	52,465,000	FHLB	0.110	12/11/20	52,456
	25,000,000	FHLB	0.094	12/23/20	24,995
	27,826,000	FHLB	0.100	01/20/21	27,818
	44,350,000	FHLB	0.095	01/21/21	44,337
	25,000,000	FHLB	0.095	01/25/21	24,993
	20,000,000	FHLB	0.100	01/29/21	19,994
	5,000,000	FHLB	0.170	03/08/21	4,998
	29,790,000	FHLB	0.110-0.115	03/12/21	29,776
	28,470,000	FHLB	0.120	03/17/21	28,457
	14,000,000	FHLB	0.110	03/19/21	13,993
	4,792,000	Federal Home Loan Mortgage Corp (FHLMC)	0.095	02/01/21	4,790
	20,000,000	Federal National Mortgage Association (FNMA)	0.200	10/16/20	19,999
		TOTAL GOVERNMENT AGENCY DEBT			670,157

TREASURY DEBT - 7.0%
EGP	26,500,000	Egypt Treasury Bill	0.000	01/05/21	1,627
	46,900,000	Egypt Treasury Bills	0.000	02/16/21	2,836
	$87,865,000	United States Cash Management Bill	0.065-0.080	10/13/20	87,863
	50,000,000	United States Cash Management Bill	0.110	11/10/20	49,995
	45,000,000	United States Cash Management Bill	0.116	12/08/20	44,988
	22,700,000	United States Cash Management Bill	0.116	12/22/20	22,695
	40,000,000	United States Cash Management Bill	0.101	12/29/20	39,991
	53,955,000	United States Cash Management Bill	0.096-0.111	01/05/21	53,941
	19,100,000	United States Cash Management Bill	0.090	01/12/21	19,096
	25,000,000	United States Cash Management Bill	0.096	02/23/21	24,990
	40,000,000	United States Cash Management Bill	0.098	03/02/21	39,983
	30,000,000	United States Treasury Bill	0.136	10/01/20	30,000
	3,000,000	United States Treasury Bill	0.140	10/06/20	3,000
	25,000,000	United States Treasury Bill	0.113	10/15/20	24,999
	20,700,000	United States Treasury Bill	0.088	10/29/20	20,699
	19,660,000	United States Treasury Bill	0.082-0.085	11/05/20	19,658
	112,880,000	United States Treasury Bill	0.086-0.117	11/19/20	112,866
	39,370,000	United States Treasury Bill	0.090-0.097	11/27/20	39,364
	47,055,000	United States Treasury Bill	0.090-0.110	12/03/20	47,047
	50,000,000	United States Treasury Bill	0.100	12/17/20	49,990
	34,400,000	United States Treasury Bill	0.091	12/24/20	34,391
	45,823,000	United States Treasury Bill	0.100-0.117	12/31/20	45,811
	25,000,000	United States Treasury Bill	0.098	01/14/21	24,992
	40,000,000	United States Treasury Bill	0.094	01/21/21	39,987
	25,000,000	United States Treasury Bill	0.111	02/04/21	24,991
	44,720,000	United States Treasury Bill	0.108-0.110	02/11/21	44,702
	95,500,000	United States Treasury Bill	0.106	03/25/21	95,448
		TOTAL TREASURY DEBT			1,045,950

		TOTAL SHORT-TERM INVESTMENTS			1,716,107
		(Cost $1,716,060)
		TOTAL INVESTMENTS - 107.5%			16,027,495
		(Cost $15,264,458)
		OTHER ASSETS & LIABILITIES, NET - (7.5)%			(1,122,801)
		NET ASSETS - 100.0%			$14,904,694
373

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Abbreviation(s):
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
CZK	Czechoslovak Koruna
DKK	Danish Krone
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
UAH	Ukrainian Hryvnia
UYU	Uruguayan Peso
W	Week
ZAR	South African Rand

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities is $2,692,035,031 or 18.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
q	In default

Cost amounts are in thousands.

374

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Forward foreign currency contracts outstanding as of September 30, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$7,182	CAD	9,610	Australia and New Zealand Banking Group	11/30/20	$(36)
	$2,820	NZD	4,302	Australia and New Zealand Banking Group	11/30/20	(26)
Total						$(62)
	$9,931	KRW	11,800,516	Bank of America	10/05/20	$(180)
KRW	11,800,516		$10,056	Bank of America	10/05/20	56
Total						$(124)
	$4,338	AUD	6,144	Citibank N.A.	11/30/20	$(64)
	$1,229	EUR	1,033	Citibank N.A.	11/18/20	17
	$94,369	EUR	80,882	Citibank N.A.	11/30/20	(581)
	$1,897	PLN	7,458	Citibank N.A.	10/30/20	(33)
	$942	THB	29,898	Citibank N.A.	10/30/20	(1)
Total						$(662)
	$774	CZK	18,057	Morgan Stanley	10/30/20	$(9)
	$2,914	ILS	10,087	Morgan Stanley	10/30/20	(32)
	$10,056	KRW	11,800,516	Morgan Stanley	10/05/20	(56)
	$9,987	KRW	11,747,155	Morgan Stanley	10/30/20	(87)
KRW	11,800,516		$10,034	Morgan Stanley	10/05/20	78
	$383	ZAR	6,600	Morgan Stanley	10/30/20	(10)
Total						$(116)
	$9,541	CNY	65,204	Toronto Dominion Bank	10/30/20	$(52)
	$988	DKK	6,299	Toronto Dominion Bank	11/30/20	(5)
	$21,073	GBP	16,395	Toronto Dominion Bank	11/30/20	(88)
	$39,666	JPY	4,181,361	Toronto Dominion Bank	11/30/20	(8)
	$4,919	NOK	46,598	Toronto Dominion Bank	11/30/20	(77)
Total						$(230)
Total						$(1,194)

Abbreviations(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
CZK	Czechoslovak Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
THB	Thai Baht
ZAR	South African Rand

Centrally cleared credit default swap contracts outstanding as of September 30, 2020 were as follows (notional amounts and values are in thousands):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS35V1-5Y	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	12/20/25	$48,500	$(73)	$(202)

* The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

375

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS - 99.6%

AGENCY SECURITIES - 0.9%
$3,931,358		Crowley Conro LLC	4.181%	08/15/43	$4,706
10,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.500	02/12/25	10,483
16,740,000		Montefiore Medical Center	2.895	04/20/32	18,151
3,000,000		Private Export Funding Corp (PEFCO)	3.250	06/15/25	3,352
3,618,421		Reliance Industries Ltd	2.444	01/15/26	3,801
15,000,000		Ukraine Government AID International Bonds	1.471	09/29/21	15,187
5,000,000		United States International Development Finance Corp	1.490	08/15/31	5,170
		TOTAL AGENCY SECURITIES			60,850

MORTGAGE BACKED - 2.7%
16,000,000		Federal Home Loan Bank (FHLB)	0.375	09/04/25	15,994
22,124,448		Government National Mortgage Association (GNMA)	3.600	09/15/31	24,490
10,961,621		GNMA	3.650	02/15/32	12,115
2,399,277		GNMA	3.380	07/15/35	2,621
3,095,587		GNMA	3.870	10/15/36	3,445
40,590,935		GNMA	1.730	07/15/37	41,758
59,357,593		GNMA	4.250	09/15/38	64,448
27,195,440		GNMA	2.750	01/15/45	29,608
		TOTAL MORTGAGE BACKED			194,479

U.S. TREASURY SECURITIES - 96.0%
40,193,445	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	40,445
69,231,263	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	70,262
327,326,988	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	332,473
281,750,690	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	286,698
328,943,840	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	337,411
335,576,670	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	345,742
236,747,380	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	247,586
238,777,110	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	250,413
154,603,705	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	164,263
209,540,640	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	222,435
140,196,070	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	148,282
174,174,975	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	184,843
178,279,620	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	190,149
271,100,336	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	314,630
137,401,410	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/25	146,202
128,904,380	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	139,909
160,268,220	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	176,621
216,438,107	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	254,902
149,143,500	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	161,672
376

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$225,748,620	k	United States Treasury Inflation Indexed Bonds	0.375%	01/15/27	$248,318
123,578,520	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	152,342
122,317,965	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	135,926
215,824,320	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	242,103
213,184,668	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	259,547
113,760,032	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	155,913
132,099,840	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	152,118
214,425,640	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	249,633
142,258,140	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	185,736
205,001,026	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	294,573
280,534,520	k	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	313,629
85,585,650	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	94,514
70,728,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/30	78,581
51,811,540	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	78,556
23,971,400	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	36,659
80,000,000		United States Treasury Note	0.125	06/30/22	79,981
44,000,000		United States Treasury Note	0.250	09/30/25	43,941
		TOTAL U.S. TREASURY SECURITIES			6,817,008

		TOTAL GOVERNMENT BONDS			7,072,337
		(Cost $6,444,405)

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.1%
5,250,000		Federal National Mortgage Association (FNMA)	0.200	10/16/20	5,250
		TOTAL GOVERNMENT AGENCY DEBT			5,250

REPURCHASE AGREEMENT - 0.1%
4,690,000	r	Fixed Income Clearing Corp (FICC)	0.070	10/01/20	4,690
		TOTAL REPURCHASE AGREEMENT			4,690

		TOTAL SHORT-TERM INVESTMENTS			9,940
		(Cost $9,939)
		TOTAL INVESTMENTS - 99.8%			7,082,277
		(Cost $6,454,344)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			15,717
		NET ASSETS - 100.0%			$7,097,994

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $4,690,000 on 10/1/20, collateralized by U.S. Treasury Notes valued at $4,783,898.

Cost amounts are in thousands.
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.1%

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
$3,458,581	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.000%	07/05/23	$3,407
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,407

TRANSPORTATION - 0.0%
2,326,669	i	Delta Air Lines, Inc	LIBOR 3 M + 4.750%	5.750	05/01/23	2,321
		TOTAL TRANSPORTATION				2,321

UTILITIES - 0.1%
5,172,976	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.000	11/28/24	5,158
		TOTAL UTILITIES				5,158

		TOTAL BANK LOAN OBLIGATIONS				10,886
		(Cost $10,871)

BONDS - 39.5%

CORPORATE BONDS - 16.1%

AUTOMOBILES & COMPONENTS - 0.3%
6,675,000		Aptiv plc		5.400	03/15/49	7,545
9,600,000	g	BMW US Capital LLC		4.150	04/09/30	11,359
5,400,000		BorgWarner, Inc		2.650	07/01/27	5,696
2,125,000	g	Harley-Davidson Financial Services, Inc		2.850	01/15/21	2,133
8,000,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	8,267
		TOTAL AUTOMOBILES & COMPONENTS				35,000

BANKS - 2.3%
13,750,000		Bank of America Corp		0.981	09/25/25	13,747
14,025,000		Bank of America Corp		2.456	10/22/25	14,790
13,499,000	g	BNP Paribas S.A.		2.219	06/09/26	13,921
10,500,000	g	BNP Paribas S.A.		2.588	08/12/35	10,189
21,375,000	g	BPCE S.A.		1.652	10/06/26	21,379
10,000,000		Citigroup, Inc		1.678	05/15/24	10,243
10,250,000		Citizens Bank NA		2.250	04/28/25	10,886
3,800,000		Citizens Bank NA		3.750	02/18/26	4,360
9,075,000		Citizens Financial Group, Inc		3.250	04/30/30	10,011
4,950,000		Cooperatieve Rabobank UA		3.750	07/21/26	5,512
14,850,000	g	Credit Agricole S.A.		1.907	06/16/26	15,184
6,051,000	g	ING Groep NV		4.625	01/06/26	7,095
16,025,000	g	ING Groep NV		1.400	07/01/26	16,204
6,200,000	g	Intesa Sanpaolo S.p.A		6.500	02/24/21	6,328
2,714,000	g	Intesa Sanpaolo S.p.A		3.375	01/12/23	2,818
1,825,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	1,918
9,750,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	10,293
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$2,375,000	g	Intesa Sanpaolo S.p.A		5.710%	01/15/26	$2,589
7,200,000	g	Intesa Sanpaolo S.p.A		4.000	09/23/29	7,842
5,525,000	g	Intesa Sanpaolo S.p.A		4.700	09/23/49	6,176
9,150,000		KeyCorp		2.250	04/06/27	9,678
2,375,000		KeyCorp		2.550	10/01/29	2,523
4,000,000		Lloyds Banking Group plc		4.500	11/04/24	4,367
9,494,000		Lloyds Banking Group plc		3.870	07/09/25	10,338
11,250,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	0.925	07/26/23	11,343
285,000		Manufacturers & Traders Trust Co		2.900	02/06/25	311
3,425,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,830
10,000,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	10,577
5,925,000	i	Mizuho Financial Group, Inc	LIBOR 3 M + 0.630%	0.880	05/25/24	5,921
6,125,000		National Australia Bank Ltd		3.625	06/20/23	6,630
11,125,000	e,g	National Australia Bank Ltd		2.332	08/21/30	10,997
10,250,000		People’s United Bank NA		4.000	07/15/24	10,952
18,057,000		People’s United Financial, Inc		3.650	12/06/22	19,051
9,600,000	e	Regions Financial Corp		5.750	N/A‡	10,248
2,790,000		Royal Bank of Scotland Group plc		2.359	05/22/24	2,863
7,275,000		Sumitomo Mitsui Financial Group, Inc		1.474	07/08/25	7,407
17,785,000		SVB Financial Group		3.500	01/29/25	19,136
4,350,000		SVB Financial Group		3.125	06/05/30	4,854
7,000,000		Truist Financial Corp		3.875	03/19/29	8,027
5,000,000		Truist Financial Corp		4.950	N/A‡	5,262
11,375,000	g	UniCredit S.p.A		2.569	09/22/26	11,235
2,000,000	g	USAA Capital Corp		2.125	05/01/30	2,106
		TOTAL BANKS				369,141

CAPITAL GOODS - 0.6%
7,564,000		3M Co		2.000	02/14/25	8,025
10,450,000	g	Carrier Global Corp		2.700	02/15/31	10,879
6,250,000		CNH Industrial Capital LLC		3.875	10/15/21	6,420
4,800,000		CNH Industrial Capital LLC		4.200	01/15/24	5,157
10,650,000		GATX Corp		4.000	06/30/30	12,260
4,000,000		Ingersoll-Rand Luxembourg Finance S.A.		3.550	11/01/24	4,418
3,175,000		Ingersoll-Rand Luxembourg Finance S.A.		3.500	03/21/26	3,551
8,975,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	10,516
4,150,000	e	Johnson Controls International plc		1.750	09/15/30	4,185
10,000,000	e,g	NBM US Holdings, Inc		6.625	08/06/29	10,712
4,975,000		Parker-Hannifin Corp		4.200	11/21/34	6,072
7,000,000	g	Siemens Financieringsmaatschappij NV		2.350	10/15/26	7,508
7,375,000		Xylem, Inc		1.950	01/30/28	7,680
3,575,000		Xylem, Inc		2.250	01/30/31	3,788
		TOTAL CAPITAL GOODS				101,171

CONSUMER DURABLES & APPAREL - 0.1%
8,700,000		VF Corp		2.800	04/23/27	9,499
		TOTAL CONSUMER DURABLES & APPAREL				9,499

CONSUMER SERVICES - 0.7%
3,125,000		Conservation Fund		3.474	12/15/29	3,376
10,000,000		Henry J Kaiser Family Foundation		3.356	12/01/25	10,629
5,145,000		Low Income Investment Fund		3.711	07/01/29	5,651
3,440,000		Nature Conservancy		1.331	02/01/24	3,416
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305%	07/01/45	$19,005
4,060,000		Salvation Army		5.637	09/01/26	4,878
20,000,000		Salvation Army		4.528	09/01/48	22,154
12,300,000		Starbucks Corp		2.450	06/15/26	13,327
9,500,000		Starbucks Corp		4.450	08/15/49	11,518
11,440,000		Wisconsin Alumni Research Foundation		3.564	10/01/49	12,520
11,065,000		YMCA of Greater New York		5.151	08/01/48	12,552
		TOTAL CONSUMER SERVICES				119,026

DIVERSIFIED FINANCIALS - 1.6%
8,680,000		AXA Equitable Holdings, Inc		5.000	04/20/48	10,239
3,300,000		Bank of New York Mellon Corp		4.700	N/A‡	3,501
11,500,000		Century Housing Corp		3.995	11/01/21	11,583
9,220,000		Community Preservation Corp		2.867	02/01/30	9,868
9,500,000	g	EDP Finance BV		5.250	01/14/21	9,620
11,625,000	g	EDP Finance BV		3.625	07/15/24	12,643
4,750,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	4,898
10,115,000		Equitable Holdings, Inc		4.950	N/A‡	10,317
15,000,000		Ford Foundation		2.815	06/01/70	15,597
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,544
7,100,000		Morgan Stanley		2.188	04/28/26	7,432
10,000,000	g	NongHyup Bank		1.250	07/20/25	10,086
680,000		Reinvestment Fund, Inc		3.377	02/15/22	689
1,457,000		Reinvestment Fund, Inc		3.166	11/01/23	1,481
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,096
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	10,551
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,674
15,240,000		Reinvestment Fund, Inc		3.880	02/15/27	16,173
10,435,000		Reinvestment Fund, Inc		3.930	02/15/28	11,163
12,500,000		State Street Corp		2.354	11/01/25	13,229
5,300,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	6,040
9,000,000	i	Toronto-Dominion Bank	SOFR + 0.450%	0.520	09/28/23	9,003
10,000,000		Toyota Motor Credit Corp		2.150	02/13/30	10,532
7,775,000	g	UBS Group AG.		1.008	07/30/24	7,792
14,700,000	g	UBS Group AG.		1.364	01/30/27	14,689
11,075,000	e	Unilever Capital Corp		2.000	07/28/26	11,837
5,523,000		Unilever Capital Corp		2.125	09/06/29	5,840
6,125,000		Unilever Capital Corp		1.375	09/14/30	6,164
1,925,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	1,914
		TOTAL DIVERSIFIED FINANCIALS				241,195

ENERGY - 1.1%
10,500,000	g	Aker BP ASA		2.875	01/15/26	10,396
13,825,000	g	Aker BP ASA		4.000	01/15/31	13,633
6,075,000		Chevron Corp		1.995	05/11/27	6,422
5,500,000		Chevron Corp		2.236	05/11/30	5,832
6,479,363	g	Continental Wind LLC		6.000	02/28/33	7,568
9,625,000		Enbridge, Inc		2.500	01/15/25	10,141
5,830,000		Enbridge, Inc		5.750	07/15/80	6,033
4,450,000		EOG Resources, Inc		5.100	01/15/36	5,131
4,500,000		Equinor ASA		2.650	01/15/24	4,793
8,125,000		Equinor ASA		2.375	05/22/30	8,586
5,932,000		Equinor ASA		3.950	05/15/43	6,904
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$8,100,000		Equinor ASA		3.250%	11/18/49	$8,616
6,850,000	g	Greenko Dutch BV		4.875	07/24/22	6,853
3,875,000		ONEOK, Inc		4.000	07/13/27	4,033
12,175,000		ONEOK, Inc		6.350	01/15/31	14,163
6,200,000		ONEOK, Inc		4.950	07/13/47	5,885
18,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	19,704
12,850,000		Total Capital International S.A.		2.986	06/29/41	13,386
6,316,000		Total Capital International S.A.		3.127	05/29/50	6,524
10,750,000	i	Valero Energy Corp	LIBOR 3 M + 1.150%	1.403	09/15/23	10,713
		TOTAL ENERGY				175,316

FOOD, BEVERAGE & TOBACCO - 0.1%
9,200,000		Coca-Cola Co		1.750	09/06/24	9,640
6,375,000		Coca-Cola Co		2.600	06/01/50	6,512
4,500,000		PepsiCo, Inc		2.875	10/15/49	4,826
		TOTAL FOOD, BEVERAGE & TOBACCO				20,978

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
16,350,000		Becton Dickinson & Co		2.823	05/20/30	17,620
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				17,620

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
7,125,000		Kimberly-Clark Corp		2.875	02/07/50	7,899
5,300,000		Procter & Gamble Co		3.000	03/25/30	6,144
3,350,000		Procter & Gamble Co		3.550	03/25/40	4,072
3,150,000		Procter & Gamble Co		3.600	03/25/50	3,991
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				22,106

INSURANCE - 1.0%
5,350,000	g	AIA Group Ltd		3.375	04/07/30	5,998
4,100,000	g	AIA Group Ltd		3.200	09/16/40	4,234
18,650,000		Chubb INA Holdings, Inc		1.375	09/15/30	18,383
3,750,000		CNA Financial Corp		2.050	08/15/30	3,716
6,400,000	g	Empower Finance 2020 LP		1.357	09/17/27	6,378
5,750,000	g	Empower Finance 2020 LP		1.776	03/17/31	5,746
10,500,000	g	Equitable Financial Life Global Funding		1.400	08/27/27	10,533
15,675,000	g	Five Corners Funding Trust II		2.850	05/15/30	16,907
4,700,000	g	Great-West Lifeco US Finance 2020 LP		0.904	08/12/25	4,688
20,000,000		Principal Financial Group, Inc		2.125	06/15/30	20,588
2,475,000		Prudential Financial, Inc		1.500	03/10/26	2,578
15,000,000		Prudential Financial, Inc		5.200	03/15/44	15,887
4,265,000		Prudential Financial, Inc		3.700	10/01/50	4,352
6,100,000		Reinsurance Group of America, Inc		3.150	06/15/30	6,641
18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	18,715
14,024,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	17,319
2,075,000		Travelers Cos, Inc		2.550	04/27/50	2,031
		TOTAL INSURANCE				164,694

MATERIALS - 1.0%
10,625,000	g	Air Liquide Finance S.A.		2.250	09/10/29	11,300
7,250,000	g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	7,676
10,000,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	10,590
4,800,000		Commercial Metals Co		5.750	04/15/26	4,992
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$10,775,000		DuPont de Nemours, Inc	2.169%	05/01/23	$10,875
	14,000,000		Ecolab, Inc	1.300	01/30/31	13,697
	13,500,000		Ecolab, Inc	2.125	08/15/50	12,358
	10,500,000		Fibria Overseas Finance Ltd	5.500	01/17/27	11,865
	5,000,000		International Paper Co	6.000	11/15/41	6,888
	4,600,000		International Paper Co	4.800	06/15/44	5,708
	17,000,000	e,g	Inversiones CMPC S.A.	4.375	04/04/27	18,934
	10,000,000	g	Klabin Austria GmbH	7.000	04/03/49	11,325
	8,125,000	e,g	Klabin Finance S.A.	4.875	09/19/27	8,674
EUR	2,500,000	g	LG Chem Ltd	0.500	04/15/23	2,932
	$3,250,000	g	LG Chem Ltd	3.625	04/15/29	3,605
	5,000,000		Newmont Corp	2.250	10/01/30	5,157
	12,736,000	g	Teck Resources Ltd	3.900	07/15/30	13,317
			TOTAL MATERIALS			159,893

MEDIA & ENTERTAINMENT - 0.3%
	16,025,000		Alphabet, Inc	0.450	08/15/25	15,928
	10,000,000		Alphabet, Inc	1.100	08/15/30	9,901
	4,411,000	g	Discovery Communications LLC	4.000	09/15/55	4,452
	5,650,000	g	Nutrition & Biosciences, Inc	1.832	10/15/27	5,674
	6,350,000	g	Nutrition & Biosciences, Inc	3.268	11/15/40	6,386
	2,320,000		Smithsonian Institution	2.645	09/01/39	2,394
			TOTAL MEDIA & ENTERTAINMENT			44,735

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
	12,674,000	g	AbbVie, Inc	2.300	11/21/22	13,115
	10,000,000	e	Gilead Sciences, Inc	0.750	09/29/23	10,020
	6,275,000		Gilead Sciences, Inc	1.200	10/01/27	6,285
	5,625,000		Gilead Sciences, Inc	2.600	10/01/40	5,612
	15,400,000		Gilead Sciences, Inc	2.800	10/01/50	15,191
	8,650,000		GlaxoSmithKline Capital, Inc	3.625	05/15/25	9,823
	18,450,000		Merck & Co, Inc	0.750	02/24/26	18,506
	9,075,000		Merck & Co, Inc	1.450	06/24/30	9,201
	15,600,000		Merck & Co, Inc	2.350	06/24/40	15,831
	13,700,000		Merck & Co, Inc	2.450	06/24/50	13,627
	10,000,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	10,128
	12,125,000		Takeda Pharmaceutical Co Ltd	3.175	07/09/50	12,411
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			139,750

REAL ESTATE - 0.8%
	7,250,000		Boston Properties LP	3.250	01/30/31	7,808
	1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	2,043
	4,300,000		Brandywine Operating Partnership LP	3.950	11/15/27	4,461
	9,095,000		Brixmor Operating Partnership LP	3.900	03/15/27	9,620
	15,625,000	h	Equinix, Inc	1.000	09/15/25	15,479
	2,350,000		Equinix, Inc	1.800	07/15/27	2,370
	3,500,000		Federal Realty Investment Trust	2.750	06/01/23	3,632
	6,425,000	g	HAT Holdings I LLC	5.250	07/15/24	6,695
	1,975,000	g	HAT Holdings I LLC	6.000	04/15/25	2,104
	10,000,000	g	HAT Holdings I LLC	3.750	09/15/30	10,025
	3,750,000		Host Hotels & Resorts LP	3.375	12/15/29	3,504
	2,000,000		Host Hotels & Resorts LP	3.500	09/15/30	1,918
	11,075,000		Kilroy Realty LP	3.450	12/15/24	11,685
	6,700,000		Kilroy Realty LP	4.750	12/15/28	7,773
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,940,000		Life Storage LP	2.200%	10/15/30	$3,933
16,822,000		Regency Centers LP	3.750	06/15/24	17,882
10,155,000	g	Scentre Group Trust 2	5.125	09/24/80	9,970
10,825,000		Welltower, Inc	2.750	01/15/31	11,116
		TOTAL REAL ESTATE			132,018

RETAILING - 0.1%
4,100,000		Advance Auto Parts, Inc	1.750	10/01/27	4,083
7,800,000		Chevron USA, Inc	2.343	08/12/50	7,276
3,150,000		Lowe’s Cos, Inc	5.000	04/15/40	4,126
		TOTAL RETAILING			15,485

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
5,325,000	g	NXP BV	3.400	05/01/30	5,825
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,825

SOFTWARE & SERVICES - 0.4%
10,000,000		Automatic Data Processing, Inc	1.250	09/01/30	9,851
7,500,000		Visa, Inc	1.900	04/15/27	7,957
10,000,000		Visa, Inc	0.750	08/15/27	9,918
17,000,000		Visa, Inc	1.100	02/15/31	16,633
12,425,000		Visa, Inc	2.000	08/15/50	11,457
		TOTAL SOFTWARE & SERVICES			55,816

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000		Apple, Inc	3.000	06/20/27	16,068
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			16,068

TRANSPORTATION - 0.5%
5,350,000		Canadian Pacific Railway Co	2.050	03/05/30	5,575
1,665,391		Delta Air Lines, Inc	4.250	07/30/23	1,532
7,150,000		Delta Air Lines, Inc	3.204	04/25/24	7,124
7,825,000		Delta Air Lines, Inc	2.900	10/28/24	6,964
6,250,000	g	Delta Air Lines, Inc	7.000	05/01/25	6,861
7,950,000		Delta Air Lines, Inc	7.375	01/15/26	8,333
5,000,000		Delta Air Lines, Inc	2.000	06/10/28	4,831
13,800,000		Delta Air Lines, Inc	2.500	06/10/28	12,395
4,850,000		Delta Air Lines, Inc	3.750	10/28/29	4,135
7,000,000		Kansas City Southern	4.300	05/15/43	7,382
15,925,000		Kansas City Southern	4.950	08/15/45	17,722
475,000		Norfolk Southern Corp	5.590	05/17/25	567
1,360,000		United Parcel Service of America, Inc (Step Bond)	7.620	04/01/30	2,036
		TOTAL TRANSPORTATION			85,457

UTILITIES - 4.0%
14,500,000	g	AES Gener S.A.	6.350	10/07/79	14,627
3,925,000		American Water Capital Corp	2.800	05/01/30	4,296
4,375,000		Arizona Public Service Co	3.750	05/15/46	4,981
14,950,000		Avangrid, Inc	3.200	04/15/25	16,451
13,200,000		Avangrid, Inc	3.800	06/01/29	15,238
10,275,000		Avista Corp	4.350	06/01/48	12,956
700,000	g	Azure Power Energy Ltd	5.500	11/03/22	713
5,900,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	6,127
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,750,000	g	Brooklyn Union Gas Co	4.273%	03/15/48	$12,163
13,500,000	g	Brooklyn Union Gas Co	4.487	03/04/49	17,312
2,225,000		CenterPoint Energy Houston Electric LLC	2.900	07/01/50	2,383
3,000,000		Clearway Energy Operating LLC	5.750	10/15/25	3,157
3,550,000		CMS Energy Corp	4.750	06/01/50	3,760
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,725
7,525,000	g	Consorcio Transmantaro SA	4.700	04/16/34	8,898
4,200,000		Consumers Energy Co	2.500	05/01/60	3,936
8,850,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	9,405
7,110,000		Dominion Energy, Inc	3.600	03/15/27	8,084
4,850,000		Dominion Energy, Inc (Step Bond)	3.071	08/15/24	5,214
8,787,000		DTE Electric Co	3.950	03/01/49	11,062
10,750,000		Duke Energy Florida LLC	2.500	12/01/29	11,662
3,350,000	g	East Ohio Gas Co	1.300	06/15/25	3,414
3,100,000	g	East Ohio Gas Co	2.000	06/15/30	3,208
22,750,000	g	Electricite de France S.A.	3.625	10/13/25	25,473
10,000,000		Essential Utilities, Inc	2.704	04/15/30	10,693
13,750,000		Essential Utilities, Inc	3.351	04/15/50	14,662
2,800,000		Eversource Energy	0.800	08/15/25	2,785
2,050,000		Florida Power & Light Co	2.850	04/01/25	2,248
9,885,000	e	Georgia Power Co	3.250	04/01/26	10,953
14,000,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	14,389
2,745,000		International Transmission Co	4.625	08/15/43	3,410
24,325,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	26,370
4,000,000		MidAmerican Energy Co	3.100	05/01/27	4,482
2,375,000		MidAmerican Energy Co	3.650	04/15/29	2,828
1,000,000		MidAmerican Energy Co	3.950	08/01/47	1,252
4,250,000		MidAmerican Energy Co	3.150	04/15/50	4,698
4,300,000	g	Narragansett Electric Co	3.919	08/01/28	4,987
12,350,000		National Fuel Gas Co	5.500	01/15/26	13,479
3,225,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	3,363
2,050,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	2,137
3,000,000	g	Niagara Mohawk Power Corp	1.960	06/27/30	3,085
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	12,009
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	11,892
7,350,000		NorthWestern Corp	4.176	11/15/44	8,622
5,425,000		Oklahoma Gas & Electric Co	3.250	04/01/30	6,075
1,925,000	g	Pattern Energy Operations LP	4.500	08/15/28	1,997
8,425,000	g	Protective Life Global Funding	1.082	06/09/23	8,544
13,050,000		PSEG Power LLC	3.850	06/01/23	14,040
630,000		Public Service Co of Colorado	4.750	08/15/41	812
5,000,000		Public Service Co of Colorado	3.200	03/01/50	5,674
2,975,000		Public Service Co of New Hampshire	3.600	07/01/49	3,459
19,475,000		Public Service Enterprise Group, Inc	0.800	08/15/25	19,342
19,350,000		Public Service Enterprise Group, Inc	1.600	08/15/30	19,029
14,250,000	e	Sempra Energy	4.875	N/A‡	14,642
23,287,997	g	Solar Star Funding LLC	3.950	06/30/35	24,211
21,754,530	g	Solar Star Funding LLC	5.375	06/30/35	25,394
25,000,000		Southern Power Co	4.150	12/01/25	28,661
2,200,000		Southwest Gas Corp	2.200	06/15/30	2,300
7,025,000		Southwestern Public Service Co	3.750	06/15/49	8,273
5,400,000		Southwestern Public Service Co	3.150	05/01/50	5,810
28,207,700	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	31,031
14,048,825	g	Topaz Solar Farms LLC	4.875	09/30/39	15,531
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$10,886,258	g	Topaz Solar Farms LLC		5.750%	09/30/39	$12,684
8,000,000		Tucson Electric Power Co		1.500	08/01/30	7,924
19,650,000	e	Westar Energy, Inc		2.550	07/01/26	21,292
		TOTAL UTILITIES				642,314

		TOTAL CORPORATE BONDS				2,573,107
		(Cost $2,430,037)

GOVERNMENT BONDS - 20.0%

AGENCY SECURITIES - 1.7%
4,393,000		Canal Barge Co, Inc		4.500	11/12/34	5,102
1,319,904		DY7 Leasing LLC		2.578	12/10/25	1,383
7,577,968		Ethiopian Leasing LLC		2.566	08/14/26	8,040
11,250,000		Federal Home Loan Mortgage Corp (FHLMC)		0.125	07/25/22	11,244
23,000,000		FHLMC		0.375	05/05/23	23,097
8,000,000		Federal National Mortgage Association (FNMA)		0.625	04/22/25	8,107
18,880,000		FNMA		0.875	08/05/30	18,568
5,950,000		Hashemite Kingdom of Jordan Government AID International Bond		3.000	06/30/25	6,624
2,960,000	g	Hospital for Special Surgery		3.500	01/01/23	3,045
4,875,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	0.351	02/01/27	4,785
3,625,000		Lutheran Medical Center		1.982	02/20/30	3,771
2,705,000	g	Montefiore Medical Center		3.896	05/20/27	2,735
17,760,000		Montefiore Medical Center		2.895	04/20/32	19,257
14,065,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	14,884
2,649,229		Overseas Private Investment Corp (OPIC)		0.000	07/17/21	2,856
1,180,644		OPIC		2.040	12/15/26	1,223
13,130,880		OPIC		3.220	09/15/29	14,874
11,817,793		OPIC		3.280	09/15/29	13,421
6,000,000		OPIC		1.790	10/15/29	6,327
18,750,000		OPIC		2.360	10/15/29	20,431
2,250,544		OPIC		2.610	04/15/30	2,455
3,120,750		OPIC		2.930	05/15/30	3,487
5,157,450		OPIC		3.040	05/15/30	5,798
5,735,389		OPIC		3.540	06/15/30	6,560
14,992,534		OPIC		3.370	12/15/30	17,047
1,029,852		OPIC		2.810	07/31/33	1,166
1,647,762		OPIC		2.940	07/31/33	1,880
5,400,000		OPIC		2.450	07/15/38	6,043
4,000,000		Private Export Funding Corp (PEFCO)		3.550	01/15/24	4,338
8,000,000		PEFCO		3.250	06/15/25	8,940
695,232		Tayarra Ltd		3.628	02/15/22	710
620,193		Tricahue Leasing LLC		3.503	11/19/21	632
8,750,000		United States International Development Finance Corp		1.630	07/15/38	9,101
6,580,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	6,656
1,900,000		US Department of Housing and Urban Development (HUD)		5.050	08/01/21	1,932
3,217,000		HUD		2.910	08/01/23	3,286
5,000,000		HUD		3.535	08/01/36	5,740
		TOTAL AGENCY SECURITIES				275,545
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
FOREIGN GOVERNMENT BONDS - 3.2%
$4,000,000		African Development Bank		3.000%	12/06/21	$4,130
12,750,000		African Development Bank		0.750	04/03/23	12,905
9,500,000		Asian Development Bank		2.125	03/19/25	10,220
6,500,000		Asian Development Bank		1.750	08/14/26	6,947
14,000,000		Asian Development Bank		3.125	09/26/28	16,616
12,400,000	g	BNG Bank NV		2.625	02/27/24	13,338
10,000,000	g	Caisse d’Amortissement de la Dette Sociale		0.375	09/23/25	9,931
9,000,000		Chile Government International Bond		3.500	01/25/50	10,260
9,925,000	g	Egypt Government International Bond		5.250	10/06/25	9,902
12,750,000		European Bank for Reconstruction & Development		1.875	07/15/21	12,913
19,500,000		European Bank for Reconstruction & Development		1.625	09/27/24	20,479
3,750,000	e	European Investment Bank		2.375	05/24/27	4,179
11,600,000		European Investment Bank		1.625	10/09/29	12,425
2,000,000		European Investment Bank		4.875	02/15/36	3,016
1,925,000	g	Guatemala Government International Bond		5.375	04/24/32	2,208
6,082,000		Hydro Quebec		8.400	01/15/22	6,692
20,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	0.285	01/15/22	19,988
11,000,000		International Bank for Reconstruction & Development		0.625	04/22/25	11,099
19,250,000		International Bank for Reconstruction & Development		3.125	11/20/25	21,840
27,150,000	e,g	International Development Association		2.750	04/24/23	28,835
46,500,000		International Finance Corp		1.546	11/04/21	46,918
7,375,000		International Finance Corp		0.500	03/20/23	7,412
33,500,000		International Finance Corp		2.125	04/07/26	36,451
5,000,000		Japan Bank for International Cooperation		1.875	04/20/21	5,043
12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	13,403
8,750,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	1.029	07/06/22	8,805
10,100,000	g	Korea Electric Power Corp		1.125	06/15/25	10,149
13,000,000		Landwirtschaftliche Rentenbank		0.875	09/03/30	12,994
3,000,000	g	Nacional Financiera SNC		3.375	11/05/20	3,001
18,250,000	g	Nederlandse Waterschapsbank NV		1.750	01/15/25	19,236
19,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	20,797
6,708,000		North American Development Bank		2.400	10/26/22	6,938
22,800,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	24,198
10,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	11,532
12,700,000		Province of Manitoba Canada		3.050	05/14/24	13,820
10,000,000		Province of Quebec Canada		2.750	04/12/27	11,197
5,000,000		Province of Quebec Canada		7.500	09/15/29	7,668
10,000,000		Republic of Italy Government International Bond		2.875	10/17/29	10,351
7,750,000		Republic of Italy Government International Bond		4.000	10/17/49	8,312
		TOTAL FOREIGN GOVERNMENT BONDS				516,148

MORTGAGE BACKED - 8.9%
18,700,000		Federal Home Loan Mortgage Corp (FHLMC)		0.250	08/24/23	18,702
13,650,000		FHLMC		0.250	09/08/23	13,659
2,600,000		FHLMC		3.000	10/15/33	2,902
6,437,513		FHLMC		3.500	08/15/43	6,643
3,229,735		FHLMC		3.500	03/15/44	3,540
2,190,049	i	FHLMC		5.768	03/15/44	418
6,311,511		FHLMC		4.000	10/01/47	6,986
4,342,930		FHLMC		4.000	06/01/48	4,752
6,770,123	i	FHLMC		9.676	06/15/48	8,508
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,766,259		FHLMC	4.000%	07/01/48	$7,443
5,001,843	i	FHLMC	9.596	10/15/48	6,362
16,306,601		FHLMC	3.000	11/01/49	17,346
1,094		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/23	1
10,923		FGLMC	8.000	01/01/31	11
182,472		FGLMC	4.500	07/01/33	201
1,267,692		FGLMC	7.000	12/01/33	1,484
344,580		FGLMC	7.000	05/01/35	400
880,063		FGLMC	5.000	06/01/36	1,012
273,216		FGLMC	5.000	07/01/39	315
495,809		FGLMC	4.500	10/01/44	554
494,382		FGLMC	4.500	11/01/44	552
823,394		FGLMC	4.500	11/01/44	919
347,311		FGLMC	4.500	12/01/44	382
523,514		FGLMC	4.500	12/01/44	585
1,775,889		FGLMC	3.500	04/01/45	1,963
16,442,537		FGLMC	3.500	10/01/45	18,137
7,646,274		FGLMC	4.000	12/01/45	8,497
25,684,042		FGLMC	3.500	08/01/46	28,302
11,423,238		FGLMC	3.000	02/01/47	11,981
919,514		FGLMC	4.500	06/01/47	1,026
2,218,593		FGLMC	4.000	09/01/47	2,431
1,604,550		FGLMC	3.500	12/01/47	1,758
8,778,170		FGLMC	3.500	03/01/48	9,597
10,623,751		FGLMC	4.000	03/01/48	11,824
2,510,282		FGLMC	4.000	07/01/48	2,762
7,674,422		FGLMC	4.500	08/01/48	8,487
20,000,000		Federal National Mortgage Association (FNMA)	0.250	07/10/23	19,994
7,384		FNMA	8.000	07/01/24	8
18,500,000	i	FNMA	2.895	02/25/27	20,528
3,500,000	i	FNMA	3.436	06/25/28	4,053
2,343,096		FNMA	3.500	05/01/32	2,499
3,141,692		FNMA	3.000	10/01/32	3,296
48,000,000	h	FNMA	2.500	10/25/32	50,115
2,281,350		FNMA	5.000	05/01/35	2,622
4,868,559		FNMA	2.500	07/01/35	5,095
1,478,380		FNMA	5.000	10/01/35	1,701
41,000,000	h	FNMA	2.000	10/25/35	42,602
1,114,183		FNMA	5.000	02/01/36	1,282
1,644,457		FNMA	5.500	11/01/38	1,910
376,769		FNMA	3.000	05/01/40	395
1,181,230		FNMA	5.000	09/01/40	1,361
1,993,200		FNMA	5.000	05/01/41	2,296
1,187,614		FNMA	4.000	09/01/42	1,301
1,809,069		FNMA	3.000	04/25/43	1,901
3,233,645	i	FNMA	5.802	09/25/43	724
676,776		FNMA	4.000	01/01/44	754
1,698,218		FNMA	4.500	03/01/44	1,918
706,696		FNMA	4.500	06/01/44	790
6,864,349		FNMA	4.500	06/01/44	7,669
1,608,417		FNMA	4.500	08/01/44	1,797
3,923,347		FNMA	4.500	10/01/44	4,383
7,514,979		FNMA	4.500	11/01/44	8,386
1,482,222		FNMA	5.000	11/01/44	1,703
1,871,521		FNMA	4.500	12/01/44	2,091
577,935		FNMA	4.000	01/01/45	632
8,728,611		FNMA	3.000	02/25/45	9,146
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,491,157		FNMA	3.000%	02/25/45	$2,565
244,824		FNMA	3.500	03/01/45	271
180,767		FNMA	3.500	03/01/45	200
400,165		FNMA	4.500	03/01/45	447
2,653,099		FNMA	3.000	03/25/45	2,749
510,761		FNMA	4.500	04/01/45	571
7,363,118		FNMA	3.500	04/25/45	7,682
3,798,267		FNMA	3.500	05/01/45	4,225
1,997,499		FNMA	4.000	12/01/45	2,223
16,903,594		FNMA	3.000	12/25/45	17,589
5,677,149		FNMA	3.500	01/01/46	6,261
7,037,317		FNMA	4.000	01/01/46	7,838
7,136,303		FNMA	3.500	06/01/46	7,870
4,034,000		FNMA	3.500	07/01/46	4,449
6,600,184		FNMA	3.500	07/01/46	7,273
1,911,936		FNMA	3.500	08/01/46	2,108
1,178,379		FNMA	3.000	10/01/46	1,214
5,251,009		FNMA	3.500	10/01/46	5,791
8,994,164		FNMA	3.000	11/01/46	9,454
4,439,795		FNMA	3.500	12/01/46	4,708
14,620,196		FNMA	3.500	01/01/47	15,478
2,074,646		FNMA	3.000	04/25/47	2,228
2,478,428		FNMA	4.500	05/01/47	2,779
789,474		FNMA	3.500	08/01/47	844
1,722,505		FNMA	3.500	09/01/47	1,836
7,115,410		FNMA	4.000	09/01/47	7,632
2,304,555		FNMA	4.000	09/01/47	2,467
7,082,124		FNMA	4.000	10/01/47	7,558
928,577		FNMA	3.000	11/01/47	956
434,179		FNMA	3.500	11/01/47	480
612,744		FNMA	4.500	11/01/47	688
5,060,873		FNMA	4.000	12/01/47	5,633
18,258,784		FNMA	4.000	12/01/47	19,563
888,298		FNMA	3.500	01/01/48	977
9,386,258		FNMA	3.500	01/01/48	9,923
4,419,681		FNMA	4.500	01/01/48	4,974
1,333,266		FNMA	3.500	02/01/48	1,411
3,471,863		FNMA	4.500	02/01/48	3,906
44,574,307		FNMA	3.000	02/25/48	47,376
15,685,369		FNMA	3.500	03/01/48	16,588
4,241,433		FNMA	4.000	03/01/48	4,690
15,019,581		FNMA	4.500	03/01/48	16,863
9,286,177		FNMA	3.500	04/01/48	9,817
6,306,613		FNMA	4.000	04/01/48	6,734
3,030,071		FNMA	4.500	05/01/48	3,402
2,235,746		FNMA	4.500	05/01/48	2,495
5,813,579		FNMA	5.000	08/01/48	6,590
3,317,256		FNMA	0.000	11/25/48	3,075
3,317,256		FNMA	3.000	11/25/48	370
753,088		FNMA	3.000	08/01/49	820
78,000,000	h	FNMA	2.500	10/01/50	81,873
32,000,000		FNMA	2.000	10/25/50	33,080
62,000,000		FNMA	3.000	10/25/50	64,947
53,000,000	h	FNMA	2.000	11/25/50	54,658
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$73,000,000	h	FNMA	2.500%	11/25/50	$76,407
77,000,000	h	FNMA	3.000	11/25/50	80,679
3,683,032		Government National Mortgage Association (GNMA)	2.580	08/15/25	3,832
9,667,116		GNMA	2.690	06/15/33	10,351
7,912,793		GNMA	3.700	10/15/33	8,736
109,516		GNMA	5.000	04/15/38	123
187,764		GNMA	6.500	11/20/38	219
22,133		GNMA	4.500	02/20/39	26
7,700,771		GNMA	3.700	08/15/40	8,311
29,890		GNMA	4.500	08/20/41	34
102,038		GNMA	4.500	09/20/41	117
20,928		GNMA	4.500	01/20/44	24
18,493		GNMA	4.500	02/20/44	21
47,402		GNMA	4.500	05/20/44	55
299,216		GNMA	4.500	05/20/44	344
341,758		GNMA	4.500	08/20/44	394
220,730		GNMA	4.500	09/20/44	254
103,245		GNMA	4.500	10/20/44	114
52,200		GNMA	4.500	11/20/44	57
211,914		GNMA	4.500	12/20/44	244
12,272,835		GNMA	2.750	01/15/45	13,362
274,525		GNMA	4.500	02/20/45	310
333,673		GNMA	4.500	08/20/45	385
340,427		GNMA	4.500	08/20/45	393
307,427		GNMA	4.500	12/20/45	354
3,617,358		GNMA	4.000	06/20/46	422
106,000,000	h	GNMA	3.000	10/20/46	110,985
10,856,104		GNMA	3.500	12/20/46	11,547
8,038,026		GNMA	3.500	01/20/47	8,582
6,193,726		GNMA	3.500	01/20/49	6,785
53,000,000	h	GNMA	2.000	10/20/50	55,054
69,000,000	h	GNMA	2.500	10/20/50	72,180
		TOTAL MORTGAGE BACKED			1,422,294

MUNICIPAL BONDS - 3.6%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	6,339
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,282
1,935,000	g	California Municipal Finance Authority	4.250	11/01/23	1,928
14,000,000		Chicago Housing Authority	4.361	01/01/38	16,075
11,645,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	16,767
3,035,000		City & County of Honolulu HI	2.668	10/01/27	3,314
5,645,000		City & County of Honolulu HI	3.974	09/01/35	6,455
1,615,000		City & County of Honolulu HI	4.004	09/01/36	1,845
7,085,000		City & County of San Francisco CA	4.000	04/01/47	7,533
5,500,000		City & County of San Francisco CA Community Facilities District	4.000	09/01/48	5,848
1,105,000		City of Chicago IL	7.750	01/01/42	1,195
5,395,000		City of Chicago IL	7.750	01/01/42	6,999
1,250,000		City of Florence SC	4.250	12/01/34	1,363
1,000,000		City of Houston TX Combined Utility System Revenue	3.375	11/15/24	1,114
1,275,000		City of Houston TX Combined Utility System Revenue	4.172	11/15/38	1,464
7,500,000		City of Los Angeles CA	3.880	09/01/38	8,499
1,780,000	g	City of Miami FL	4.808	01/01/39	2,017
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,665,000		City of Norfolk VA		3.050%	10/01/36	$4,272
4,835,000		City of Oakland CA		2.070	01/15/29	4,955
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.000	11/01/26	3,705
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.950	11/01/36	4,167
8,615,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.303	11/01/39	9,305
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	20,463
1,000,000		City of San Juan Capistrano CA		3.700	08/01/31	1,127
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	3,138
11,650,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.730	05/15/49	11,646
7,650,000		County of Alameda CA		3.820	08/01/38	8,532
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,519
12,015,000		County of Miami-Dade FL Water & Sewer System Revenue		3.490	10/01/42	12,883
935,000		County of Saline AR		3.550	06/01/42	979
3,500,000		District of Columbia		3.432	04/01/42	3,767
15,000,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	22,455
1,000,000		Grant County Public Utility District No 2		5.470	01/01/34	1,133
1,250,000		Grant County Public Utility District No 2		4.164	01/01/35	1,495
22,445,000		Grant County Public Utility District No 2		2.918	01/01/40	23,334
9,255,000		Grant County Public Utility District No 2		3.210	01/01/40	9,844
3,230,000		Great Lakes Water Authority Sewage Disposal System Revenue		3.056	07/01/39	3,460
16,915,000		Great Lakes Water Authority Water Supply System Revenue		3.473	07/01/41	18,432
1,200,000		Guadalupe Valley Electric Coop, Inc		5.671	10/01/32	1,439
605,000		Guadalupe-Blanco River Authority Industrial Development Corp		3.287	04/15/23	629
640,000		Henry County Water Authority		3.000	01/01/43	649
850,000		Henry County Water Authority		3.200	01/01/49	858
1,000,000		Honolulu City & County Board of Water Supply		2.327	07/01/32	1,040
2,000,000		Kern County Water Agency Improvement District No 4		4.276	05/01/36	2,460
6,430,000		Lavaca-Navidad River Authority		4.430	08/01/35	6,974
3,300,000		Maryland Community Development Administration Housing Revenue		3.797	03/01/39	3,512
4,650,000		Massachusetts St. Water Pollution Abatement		5.192	08/01/40	5,686
10,735,000		Metropolitan Transportation Authority		5.175	11/15/49	11,721
2,000,000		Michigan Finance Authority		5.000	07/01/31	2,298
7,400,000		New Jersey Economic Development Authority		5.706	06/15/30	8,817
3,000,000		New Jersey Economic Development Authority		5.756	06/15/31	3,621
3,375,000		New Mexico Finance Authority		4.090	06/15/38	3,769
4,065,000		New York City Housing Development Corp		3.119	08/01/38	4,238
2,500,000		New York City Housing Development Corp		3.720	11/01/39	2,683
1,255,000		New York State Environmental Facilities Corp		3.045	06/15/24	1,361
1,225,000		New York State Environmental Facilities Corp		3.195	06/15/25	1,359
2,120,000		New York State Environmental Facilities Corp		3.520	07/15/27	2,454
17,500,000		New York Transportation Development Corp		5.000	01/01/26	19,009
11,245,000		Ohio State Water Development Authority		4.879	12/01/34	13,484
13,250,000	†,g,q	Oregon State Business Development Commission		6.500	04/01/31	8,593
3,470,000	g	Oregon State Business Development Commission		0.000	04/01/37	3,004
2,500,000		Palm Beach County Solid Waste Authority		2.636	10/01/24	2,688
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$5,155,000		Papio-Missouri River Natural Resource District		2.088%	12/15/24	$5,443
4,500,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	4,690
7,250,000	g	Pennsylvania Economic Development Financing Authority		10.000	12/01/29	7,380
180,000	g	Pennsylvania Economic Development Financing Authority		5.750	06/01/36	176
1,735,000	g	Public Finance Authority		0.000	06/01/29	1,723
2,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	2,227
36,330,000		State of California		3.750	10/01/37	39,006
11,565,000		State of California		4.600	04/01/38	13,774
10,050,000		State of California		4.988	04/01/39	10,803
5,445,000	i	State of California	LIBOR 1 M + 0.780%	0.937	04/01/47	5,442
8,000,000		State of Illinois		5.000	02/01/22	8,290
9,000,000		State of Illinois		5.520	04/01/38	9,118
4,405,000		State of Michigan		3.590	12/01/26	4,687
2,500,000		State of Ohio		5.412	09/01/28	3,266
3,370,000		State of Texas		3.726	08/01/43	3,583
3,000		State of Wisconsin		5.700	05/01/26	4
1,650,000	g	Syracuse Industrial Development Agency		5.000	01/01/36	1,390
2,280,000		Tampa Bay Water		2.612	10/01/25	2,399
3,225,000		Tampa Bay Water		2.782	10/01/26	3,434
3,000,000		Tampa Bay Water		2.952	10/01/27	3,182
1,255,000		Texas Water Development Board		4.248	10/15/35	1,420
5,880,000		Texas Water Development Board		4.340	10/15/48	6,802
4,170,000		Texas Water Development Board		4.648	04/15/50	4,644
5,000,000		Tuolumne Wind Project Authority		6.918	01/01/34	6,932
3,035,000		University of California		3.809	05/15/28	3,563
11,400,000		University of California		4.009	05/15/30	13,806
1,000,000		University of Cincinnati		3.250	06/01/29	1,079
1,560,000		University of Cincinnati		3.650	06/01/34	1,678
1,615,000		University of Cincinnati		3.700	06/01/35	1,734
18,000,000		University of New Mexico		3.532	06/20/32	19,708
500,000		Upper Allegheny Joint Sanitary Authority		3.550	09/01/39	555
1,500,000		Upper Allegheny Joint Sanitary Authority		3.800	09/01/49	1,617
5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/42	5,318
3,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/46	3,173
1,000,000		Washington County Clean Water Services		5.078	10/01/24	1,169
		TOTAL MUNICIPAL BONDS				576,209

U.S. TREASURY SECURITIES - 2.6%
6,000,000		United States Treasury Bond		3.125	02/15/43	8,130
1,000,000		United States Treasury Bond		3.375	05/15/44	1,411
35,830,000		United States Treasury Bond		2.875	11/15/46	47,356
2,500,000		United States Treasury Bond		3.000	02/15/49	3,417
9,350,000		United States Treasury Note		0.125	05/31/22	9,348
4,150,000		United States Treasury Note		2.000	07/31/22	4,291
28,535,000		United States Treasury Note		0.125	08/31/22	28,527
4,500,000		United States Treasury Note		1.750	09/30/22	4,645
17,154,500		United States Treasury Note		0.125	09/15/23	17,138
31,765,000		United States Treasury Note		2.875	09/30/23	34,333
6,100,000		United States Treasury Note		2.625	12/31/23	6,583
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$5,000,000		United States Treasury Note		1.500%	09/30/24	$5,255
1,525,000		United States Treasury Note		2.250	10/31/24	1,651
9,350,000		United States Treasury Note		2.125	11/30/24	10,084
10,200,000		United States Treasury Note		0.250	09/30/25	10,186
18,842,000		United States Treasury Note		2.500	02/28/26	21,045
10,931,000		United States Treasury Note		0.500	08/31/27	10,957
4,500,000		United States Treasury Note		0.375	09/30/27	4,470
64,420,000		United States Treasury Note		0.625	08/15/30	64,048
121,826,000		United States Treasury Note		1.250	05/15/50	115,449
		TOTAL U.S. TREASURY SECURITIES				408,324

		TOTAL GOVERNMENT BONDS				3,198,520
		(Cost $3,050,945)

STRUCTURED ASSETS - 3.4%

ASSET BACKED - 1.3%
99,904	g	AMSR Trust		1.819	04/17/37	102
		Series - 2020 SFR1 (Class A)
900,000	g,i	AMSR Trust		3.148	01/19/39	928
		Series - 2019 SFR1 (Class C)
800,000	g,i	AMSR Trust		3.247	01/19/39	818
		Series - 2019 SFR1 (Class D)
5,000,000	g,i	AREIT Trust	LIBOR 1 M + 1.020%	1.172	09/14/36	4,926
		Series - 2019 CRE3 (Class A)
174,850	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	172
		Series - 2004 HE5 (Class M1)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.975%	1.120	02/28/41	1,487
		Series - 2006 A (Class M3)
90,284	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	0.818	04/25/36	90
		Series - 2006 SD1 (Class M1)
4,500,000	g,i	BFLD Trust	LIBOR 1 M + 2.100%	2.150	10/15/22	4,500
		Series - 2020 EYP (Class C)
3,779,102	g	Capital Automotive REIT		3.660	10/15/44	3,790
		Series - 2014 1A (Class A)
3,754,433	g	Capital Automotive REIT		3.870	04/15/47	3,761
		Series - 2017 1A (Class A1)
548,784	i	C-BASS Trust	LIBOR 1 M + 0.080%	0.228	07/25/36	524
		Series - 2006 CB6 (Class A1)
3,900,224	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	1.003	06/25/34	3,809
		Series - 2004 OPT1 (Class M1)
325,000	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.898	01/25/36	322
		Series - 2006 WFH1 (Class M4)
217,693	g	Corevest American Finance Trust		1.832	03/15/50	217
		Series - 2020 1 (Class A1)
1,462,500	g	DB Master Finance LLC		3.629	11/20/47	1,506
		Series - 2017 1A (Class A2I)
6,904,750	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	6,919
		Series - 2017 1A (Class A2II)
280,501	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.248	05/25/37	280
		Series - 2007 2 (Class A2C)
6,150,000	†	Freddie Mac Multifamily Variable Rate Certificate		1.761	09/15/38	6,273
		Series - 2020 M061 (Class A)
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$4,843,437	g	HERO Funding Trust		3.840%	09/21/40	$5,091
		Series - 2015 1A (Class A)
1,232,700	g	HERO Funding Trust		3.990	09/21/40	1,282
		Series - 2014 2A (Class A)
2,394,931	g	HERO Funding Trust		3.750	09/20/41	2,479
		Series - 2016 2A (Class A)
2,300,272	g	HERO Funding Trust		4.050	09/20/41	2,385
		Series - 2016 1A (Class A)
890,848	g	HERO Funding Trust		3.080	09/20/42	903
		Series - 2016 3A (Class A1)
38,524	g	HERO Funding Trust		4.500	09/21/42	39
		Series - 2016 1R (Class A1)
6,199,885	g	HERO Funding Trust		3.710	09/20/47	6,488
		Series - 2017 1A (Class A1)
6,316,117	g	HERO Funding Trust		3.190	09/20/48	6,508
		Series - 2017 3A (Class A1)
1,506,550	g	HERO Funding Trust		3.280	09/20/48	1,558
		Series - 2017 2A (Class A1)
6,998,931	g	HERO Funding Trust		4.670	09/20/48	7,509
		Series - 2018 1A (Class A2)
28,602	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	29
		Series - 2003 1 (Class M1)
100,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.450%	1.602	06/17/37	100
		Series - 2018 SFR2 (Class D)
321,583	g,i	Invitation Homes Trust	LIBOR 1 M + 1.000%	1.151	07/17/37	322
		Series - 2018 SFR3 (Class A)
1,021,856	g,i	Invitation Homes Trust	LIBOR 1 M + 1.100%	1.251	01/17/38	1,022
		Series - 2018 SFR4 (Class A)
499,336	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.468	03/25/37	490
		Series - 2007 CH3 (Class A1B)
7,006,734	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.308	06/25/37	6,847
		Series - 2007 CH5 (Class A1)
2,660,710	g	Mosaic Solar Loan Trust		2.100	04/20/46	2,718
		Series - 2020 1A (Class A)
3,682,233	g	Mosaic Solar Loan Trust		3.100	04/20/46	3,771
		Series - 2020 1A (Class B)
5,430,476	g	Mosaic Solar Loans LLC		3.820	06/22/43	5,722
		Series - 2017 2A (Class A)
1,197,771	g	Progress Residential Trust		2.897	12/17/34	1,202
		Series - 2017 SFR2 (Class A)
650,000	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	648
		Series - 2005 KS8 (Class M4)
3,571,567	g	Renew		3.670	09/20/52	3,708
		Series - 2017 1A (Class A)
7,748,691	g	Renew		3.950	09/20/53	8,331
		Series - 2018 1 (Class A)
215,154	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	215
		Series - 2015 3A (Class A)
152,232	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	152
		Series - 2015 3A (Class B)
4,087,799	g	SolarCity LMC		4.590	04/20/44	4,040
		Series - 2014 1 (Class A)
21,519,105	g	SolarCity LMC		4.020	07/20/44	21,675
		Series - 2014 2 (Class A)
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,107,454	g	SolarCity LMC		4.800%	09/20/48	$3,222
		Series - 2016 A (Class A)
910,819	g,i	Starwood Waypoint Homes	LIBOR 1 M + 0.950%	1.102	01/17/35	910
		Series - 2017 1 (Class A)
13,997	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.048	09/25/34	14
		Series - 2004 8 (Class M1)
70,066	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.148	09/25/34	69
		Series - 2004 8 (Class A9)
1,864,164	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	1.657	04/25/35	1,825
		Series - 2005 7XS (Class 2A1A)
2,870,151	g	Sunrun Athena Issuer LLC		5.310	04/30/49	3,134
		Series - 2018 1 (Class A)
9,563,433	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	10,018
		Series - 2019 2 (Class A)
11,544,462	g	TES LLC		4.330	10/20/47	11,775
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,284
		Series - 2017 1A (Class B)
7,054,418	g	TES LLC		4.120	02/20/48	7,181
		Series - 2017 2A (Class A)
1,041,184	g	Tesla Auto Lease Trust		3.710	08/20/21	1,051
		Series - 2018 B (Class A)
4,125,000	g	Tesla Auto Lease Trust		2.200	11/21/22	4,240
		Series - 2019 A (Class A4)
1,500,000	g	Tricon American Homes Trust		4.878	11/17/33	1,498
		Series - 2016 SFR1 (Class E)
1,000,000	g	Tricon American Homes Trust		4.011	09/17/34	1,014
		Series - 2017 SFR1 (Class E)
1,092,903	g	Tricon American Homes Trust		2.928	01/17/36	1,131
		Series - 2017 SFR2 (Class A)
200,000	g	Tricon American Homes Trust		3.275	01/17/36	207
		Series - 2017 SFR2 (Class B)
14,516,802	g	Vivint Colar Financing V LLC		4.730	04/30/48	14,932
		Series - 2018 1A (Class A)
5,250,000	g	Vivint Solar Financing VII LLC		2.210	07/31/51	5,264
		Series - 2020 1A (Class A)
1,458,750	g	Wendys Funding LLC		3.573	03/15/48	1,508
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				206,935

OTHER MORTGAGE BACKED - 2.1%
668,460	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	692
		Series - 2014 3 (Class A13)
390,370	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	405
		Series - 2015 6 (Class A9)
259,702	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	0.648	06/25/34	257
		Series - 2004 8CB (Class M1)
1,030,095	g,i	Bancorp Commercial Mortgage Trust	LIBOR 1 M + 0.900%	1.052	09/15/35	1,020
		Series - 2018 CRE4 (Class A)
5,440,000	g,i	BBCMS Mortgage Trust		4.409	08/05/38	3,724
		Series - 2018 CHRS (Class E)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,895
		Series - 2015 MSQ (Class A)
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,600,000	g	BBCMS Trust		3.894%	09/15/32	$3,710
		Series - 2015 MSQ (Class B)
3,000,000	g,i	BBCMS Trust		3.688	02/15/53	3,031
		Series - 2020 C6 (Class F5TA)
1,000,000		Benchmark Mortgage Trust		3.419	08/15/52	1,118
		Series - 2019 B12 (Class AS)
8,870,000	g,i	Benchmark Mortgage Trust		4.029	03/15/62	9,161
		Series - 2019 B10 (Class 3CCA)
2,000,000	i	CD Mortgage Trust		3.879	11/10/49	2,170
		Series - 2016 CD2 (Class B)
2,000,000	i	Citigroup Commercial Mortgage Trust		4.296	04/10/48	1,976
		Series - 2015 GC29 (Class C)
4,800,000		Citigroup Commercial Mortgage Trust		3.300	11/10/52	5,326
		Series - 2019 GC43 (Class AS)
3,115,000		Citigroup Commercial Mortgage Trust		3.018	08/10/56	3,428
		Series - 2019 GC41 (Class AS)
3,000,000	g,i	Cityline Commercial Mortgage Trust		2.871	11/10/31	3,081
		Series - 2016 CLNE (Class A)
3,000,000	g	COMM Mortgage Trust		2.681	08/10/29	3,020
		Series - 2016 GCT (Class A)
2,750,000	g,i	COMM Mortgage Trust		3.527	10/10/29	2,894
		Series - 2017 PANW (Class B)
3,000,000	g,i	COMM Mortgage Trust		3.712	10/10/29	3,128
		Series - 2017 PANW (Class C)
5,120,000	g	COMM Mortgage Trust		4.353	08/10/30	5,473
		Series - 2013 300P (Class A1)
3,500,000	g,i	COMM Mortgage Trust		4.244	03/10/48	3,064
		Series - 2015 CR22 (Class D)
1,100,000	i	COMM Mortgage Trust		4.435	05/10/48	1,107
		Series - 2015 CR23 (Class C)
2,000,000	i	COMM Mortgage Trust		4.435	05/10/48	1,729
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,090
		Series - 2015 CR24 (Class D)
1,000,000		COMM Mortgage Trust		3.263	08/15/57	1,113
		Series - 2019 GC44 (Class AM)
2,583,334	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.748	05/25/24	2,261
		Series - 2014 C02 (Class 1M2)
6,224,109	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.148	07/25/24	5,439
		Series - 2014 C03 (Class 1M2)
1,097,932	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	5.148	11/25/24	1,122
		Series - 2014 C04 (Class 2M2)
283,327	i	Connecticut Avenue Securities	LIBOR 1 M + 5.550%	5.698	04/25/28	291
		Series - 2015 C04 (Class 2M2)
470,298	i	Connecticut Avenue Securities	LIBOR 1 M + 5.700%	5.848	04/25/28	487
		Series - 2015 C04 (Class 1M2)
1,286,176	i	Connecticut Avenue Securities	LIBOR 1 M + 6.750%	6.898	08/25/28	1,335
		Series - 2016 C01 (Class 1M2)
1,169,099	i	Connecticut Avenue Securities	LIBOR 1 M + 6.950%	7.098	08/25/28	1,252
		Series - 2016 C01 (Class 2M2)
929,274	i	Connecticut Avenue Securities	LIBOR 1 M + 6.000%	6.148	09/25/28	983
		Series - 2016 C02 (Class 1M2)
1,837,671	i	Connecticut Avenue Securities	LIBOR 1 M + 5.900%	6.048	10/25/28	1,941
		Series - 2016 C03 (Class 2M2)
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,321,453	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.398%	01/25/29	$3,441
		Series - 2016 C04 (Class 1M2)
2,664,583	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	4.598	01/25/29	2,749
		Series - 2016 C05 (Class 2M2)
1,240,331	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	4.398	04/25/29	1,268
		Series - 2016 C06 (Class 1M2)
851,611	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.348	01/25/30	856
		Series - 2017 C05 (Class 1M2A)
584,474	i	Connecticut Avenue Securities	LIBOR 1 M + 2.250%	2.398	07/25/30	577
		Series - 2018 C01 (Class 1M2)
330,684		Connecticut Avenue Securities	LIBOR 1 M + 2.200%	0.000	08/25/30	320
		Series - 2018 C02 (Class 2M2)
696,474	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	0.998	10/25/30	692
		Series - 2018 C03 (Class 1EA2)
118,091	i	Connecticut Avenue Securities	LIBOR 1 M + 2.550%	2.698	12/25/30	116
		Series - 2018 C04 (Class 2M2)
316,613	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	2.598	07/25/31	315
		Series - 2019 R01 (Class 2M2)
595,093	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.800%	0.948	01/25/40	593
		Series - 2020 R01 (Class 1M1)
1,360,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	2.148	01/25/40	1,325
		Series - 2020 R02 (Class 2M2)
15,000,000	g	CPT Mortgage Trust		2.865	11/13/39	16,328
		Series - 2019 CPT (Class A)
2,000,000	g,i	CPT Mortgage Trust		3.097	11/13/39	1,884
		Series - 2019 CPT (Class E)
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust		3.854	11/10/32	5,340
		Series - 2017 CALI (Class B)
825,000	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 0.650%	0.798	05/25/36	823
		Series - 2006 CF2 (Class M3)
3,873,361	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	4,020
		Series - 2018 J1 (Class A11)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	6,789
		Series - 2017 C8 (Class 85BA)
6,100,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	5,726
		Series - 2017 C8 (Class 85BB)
1,500,000	g,i	DBUBS Mortgage Trust		5.790	11/10/46	1,503
		Series - 2011 LC1A (Class C)
500,000	g,i	Ellington Financial Mortgage Trust		3.587	06/25/59	500
		Series - 2019 1 (Class M1)
682,259	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.883	12/25/35	678
		Series - 2005 2 (Class M2)
2,066,807	g,i	FirstKey Mortgage Trust		3.500	11/25/44	2,132
		Series - 2014 1 (Class A8)
563,188	g,i	Flagstar Mortgage Trust		4.102	10/25/47	587
		Series - 2017 2 (Class B3)
488,941	g,i	Flagstar Mortgage Trust		4.000	09/25/48	501
		Series - 2018 5 (Class A11)
5,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	5,030
		Series - 2014 GRCE (Class A)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	1.242	10/15/31	1,965
		Series - 2018 HART (Class A)
3,000,000		GS Mortgage Securities Trust		3.143	10/10/49	3,237
		Series - 2016 GS3 (Class AS)
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$830,000	i	GS Mortgage Securities Trust		3.918%	11/10/49	$753
		Series - 2016 GS4 (Class C)
2,000,000	g	GS Mortgage Securities Trust		3.000	02/10/52	1,763
		Series - 2019 GC38 (Class D)
2,302,595	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	2,338
		Series - 2020 PJ2 (Class A4)
1,096,099	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.776	08/19/45	1,056
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	6,442
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	5,291
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	5,207
		Series - 2016 10HY (Class C)
7,000,000	g	Hudson Yards Mortgage Trust		3.228	07/10/39	7,837
		Series - 2019 30HY (Class A)
1,000,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	989
		Series - 2019 55HY (Class D)
7,000,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	6,537
		Series - 2019 55HY (Class E)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	2,193
		Series - 2019 55HY (Class F)
234,856	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.808	03/25/35	229
		Series - 2004 11 (Class 2A1)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	2,922
		Series - 2013 C10 (Class AS)
1,579,095	g,i	JP Morgan Mortgage Trust		2.140	12/25/44	1,604
		Series - 2015 1 (Class B1)
336,328	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	346
		Series - 2015 3 (Class A19)
1,349,120	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	1,398
		Series - 2015 6 (Class A13)
671,918	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	689
		Series - 2016 1 (Class A13)
85,294	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	88
		Series - 2017 1 (Class A3)
2,065,130	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	2,092
		Series - 2017 2 (Class A5)
815,422	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	835
		Series - 2017 2 (Class A13)
566,648	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	569
		Series - 2017 3 (Class 1A5)
262,019	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	273
		Series - 2018 3 (Class A13)
85,893	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	90
		Series - 2018 4 (Class A13)
344,373	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	360
		Series - 2018 5 (Class A13)
48,875	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	49
		Series - 2018 8 (Class A5)
574,700	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	589
		Series - 2018 8 (Class A13)
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,255,989	g,i	JP Morgan Mortgage Trust		4.000%	02/25/49	$1,287
		Series - 2018 9 (Class A13)
170,793	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	176
		Series - 2019 1 (Class A3)
1,289,883	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	1,323
		Series - 2019 1 (Class A15)
5,108	g,i	JP Morgan Mortgage Trust		4.000	08/25/49	5
		Series - 2019 2 (Class A4)
141,269	g,i	JP Morgan Mortgage Trust		4.781	09/25/49	151
		Series - 2019 3 (Class B1)
2,628,107	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.098	10/25/49	2,625
		Series - 2019 INV1 (Class A11)
1,662,703	g,i	JP Morgan Mortgage Trust		3.877	06/25/50	1,751
		Series - 2020 1 (Class B2)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	10,979
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.294	08/15/34	4,153
		Series - 2017 330M (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.478	08/15/34	4,119
		Series - 2017 330M (Class B)
3,000,000	g,i	Manhattan West		2.413	09/10/39	2,991
		Series - 2020 1MW (Class C)
545,391	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.973	08/25/34	542
		Series - 2004 HE6 (Class M1)
2,000,000	g,i	Morgan Stanley Capital I Trust		5.675	09/15/47	2,006
		Series - 2011 C1 (Class D)
213,332	†,i	Morgan Stanley Capital I Trust		6.467	12/12/49	127
		Series - 2007 IQ16 (Class AJFX)
3,000,000	g,i	MSDB Trust		3.427	07/11/39	3,212
		Series - 2017 712F (Class A)
15,780,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	0.936	07/15/33	15,507
		Series - 2018 850T (Class A)
5,750,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.652	07/15/36	5,693
		Series - 2019 MILE (Class A)
9,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 3.500%	3.652	07/15/36	8,441
		Series - 2019 MILE (Class E)
1,750,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.402	07/15/36	1,612
		Series - 2019 MILE (Class F)
109,953	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.628	02/25/36	107
		Series - 2005 3 (Class A1)
741,386	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.798	06/25/57	740
		Series - 2018 1 (Class A2)
742,072	g,i	OBX Trust	LIBOR 1 M + 0.750%	0.898	07/25/58	739
		Series - 2018 EXP2 (Class 2A1A)
11,800,000	g	One Bryant Park Trust		2.516	09/15/54	12,548
		Series - 2019 OBP (Class A)
3,900,000	g	One Market Plaza Trust		3.614	02/10/32	4,036
		Series - 2017 1MKT (Class A)
1,441,836	g,i	Sequoia Mortgage Trust		3.500	05/25/45	1,492
		Series - 2015 2 (Class A1)
627,263	g,i	Sequoia Mortgage Trust		3.500	06/25/46	651
		Series - 2016 1 (Class A19)
229,623	g,i	Sequoia Mortgage Trust		3.500	11/25/46	234
		Series - 2016 3 (Class A10)
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,617,946	g,i	Sequoia Mortgage Trust		3.500%	04/25/47	$1,680
		Series - 2017 3 (Class A19)
718,757	g,i	Sequoia Mortgage Trust		3.743	09/25/47	760
		Series - 2017 6 (Class B1)
540,202	g,i	Sequoia Mortgage Trust		3.500	02/25/48	556
		Series - 2018 2 (Class A1)
432,161	g,i	Sequoia Mortgage Trust		3.500	02/25/48	442
		Series - 2018 2 (Class A19)
107,409	g,i	Sequoia Mortgage Trust		3.500	03/25/48	108
		Series - 2018 3 (Class A4)
64,548	g,i	Sequoia Mortgage Trust		4.000	09/25/48	65
		Series - 2018 7 (Class A4)
102,510	g,i	Sequoia Mortgage Trust		4.000	09/25/48	104
		Series - 2018 7 (Class A19)
32,059	g,i	Sequoia Mortgage Trust		4.000	11/25/48	32
		Series - 2018 8 (Class A19)
1,762,855	g,i	Sequoia Mortgage Trust		4.000	06/25/49	1,798
		Series - 2019 2 (Class A1)
427,255	g,i	Sequoia Mortgage Trust		4.000	06/25/49	433
		Series - 2019 2 (Class A19)
1,466,633	g,i	Sequoia Mortgage Trust		3.500	11/25/49	1,513
		Series - 2019 4 (Class A1)
1,350,539	g,i	Sequoia Mortgage Trust		3.500	12/25/49	1,387
		Series - 2019 5 (Class A1)
754,713	g,i	Sequoia Mortgage Trust		3.500	12/25/49	766
		Series - 2019 5 (Class A19)
2,362,922	g,i	Sequoia Mortgage Trust		3.000	04/25/50	2,417
		Series - 2020 3 (Class A19)
260,665	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	264
		Series - 2016 1 (Class 1A10)
1,957,067	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	2,008
		Series - 2017 2 (Class A1)
149,311	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 4.150%	4.298	01/25/25	150
		Series - 2015 DN1 (Class M3)
161,512	i	STACR	LIBOR 1 M + 3.800%	3.948	03/25/25	162
		Series - 2015 HQ1 (Class M3)
142,062	i	STACR	LIBOR 1 M + 1.350%	1.498	03/25/29	142
		Series - 2016 HQA3 (Class M2)
339,767	i	STACR	LIBOR 1 M + 3.250%	3.398	07/25/29	348
		Series - 2017 DNA1 (Class M2)
500,380	i	STACR	LIBOR 1 M + 1.200%	1.348	10/25/29	500
		Series - 2017 DNA2 (Class M1)
1,471,531	i	STACR	LIBOR 1 M + 2.300%	2.472	08/25/30	1,447
		Series - 2018 HQA1 (Class M2)
44,323	g,i	STACR		3.721	02/25/48	45
		Series - 2018 SPI1 (Class M1)
2,911,213	g,i	STACR		4.473	11/25/48	2,894
		Series - 2018 SPI4 (Class M2)
2,323,848	g,i	STACR	LIBOR 1 M + 2.050%	2.198	11/25/49	2,293
		Series - 2019 HQA4 (Class M2)
620,000	g,i	STACR	LIBOR 1 M + 1.700%	1.848	12/25/49	606
		Series - 2020 DNA1 (Class M2)
670,000	g,i	STACR	LIBOR 1 M + 1.850%	1.998	02/25/50	652
		Series - 2020 DNA2 (Class M2)
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$2,620,000	g,i	STACR	LIBOR 1 M + 3.100%	3.248%	03/25/50	$2,581
		Series - 2020 HQA2 (Class M2)
475,000	g	Tricon American Homes		2.049	07/17/38	484
		Series - 2020 SFR1 (Class B)
1,030,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	1,070
		Series - 2012 LC5 (Class AS)
710,318	g,i	Wells Fargo Mortgage Backed Securities Trust		4.000	04/25/49	720
		Series - 2019 2 (Class A17)
		TOTAL OTHER MORTGAGE BACKED				328,231

		TOTAL STRUCTURED ASSETS				535,166
		(Cost $526,722)

		TOTAL BONDS				6,306,793
		(Cost $6,007,704)

SHARES		COMPANY
COMMON STOCKS - 58.1%

AUTOMOBILES & COMPONENTS - 1.3%
70,467		Aptiv plc	6,460
172,427		Bayerische Motoren Werke AG.	12,514
64,152		Bayerische Motoren Werke AG. (Preference)	3,506
14,525		BorgWarner, Inc	563
187,282		Denso Corp	8,209
609,480		Honda Motor Co Ltd	14,474
105,512		Magna International, Inc	4,828
56,903		Michelin (C.G.D.E.) (Class B)	6,108
544,409	e	Peugeot S.A.	9,873
109,789	g	Pirelli & C S.p.A	471
193,172		Renault S.A.	5,011
31,000		Stanley Electric Co Ltd	893
97,152	*	Tenneco, Inc	674
216,528	*	Tesla, Inc	92,893
518,100		Toyota Motor Corp	34,386
48,647		Valeo S.A.	1,494
		TOTAL AUTOMOBILES & COMPONENTS	202,357

BANKS - 2.3%
5,340		Ameris Bancorp	122
41,566		Associated Banc-Corp	525
791,762		Australia & New Zealand Banking Group Ltd	9,878
2,678,905		Banco Bilbao Vizcaya Argentaria S.A.	7,436
1,285,108		Bank Hapoalim Ltd	6,866
180,938		Bank of Montreal	10,577
181,610		Bank of Nova Scotia	7,545
60,679		Bank OZK	1,294
2,405		Banner Corp	78
63,159		Berkshire Hills Bancorp, Inc	639
3,600,000		BOC Hong Kong Holdings Ltd	9,544
16,180		Brookline Bancorp, Inc	140
13,829		Bryn Mawr Bank Corp	344
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
10,067		Cadence BanCorp	$87
2,629,194		CaixaBank S.A.	5,582
9,574		Camden National Corp	289
79,444		Canadian Imperial Bank of Commerce	5,938
568,946		Citizens Financial Group, Inc	14,383
2,120		Columbia Banking System, Inc	51
132,564		Comerica, Inc	5,071
712		Commerce Bancshares, Inc	40
479,554		Commonwealth Bank of Australia	22,067
889		Community Trust Bancorp, Inc	25
4,937		Cullen/Frost Bankers, Inc	316
58,867	*	Customers Bancorp, Inc	659
750,793		DBS Group Holdings Ltd	11,038
15,927		Federal Agricultural Mortgage Corp (FAMC)	1,014
55,640		First Republic Bank	6,068
2,590		Glacier Bancorp, Inc	83
68,668		Great Western Bancorp, Inc	855
5,441		Hancock Whitney Corp	102
658,200		Hang Seng Bank Ltd	9,751
45,083		Hanmi Financial Corp	370
13,555		Heartland Financial USA, Inc	407
8,039		Heritage Financial Corp	148
24,702		HomeStreet, Inc	636
21,937		HomeTrust Bancshares, Inc	298
356,223		Huntington Bancshares, Inc	3,267
1,751,581		ING Groep NV	12,501
6,870,509		Intesa Sanpaolo S.p.A.	12,926
139,026		Investors Bancorp, Inc	1,009
122,862		KBC Groep NV	6,161
115,824		Kearny Financial Corp	835
272,207		Keycorp	3,247
22,925		Live Oak Bancshares, Inc	581
99,684		M&T Bank Corp	9,180
12,050		MGIC Investment Corp	107
8,047	*	Mr Cooper Group, Inc	180
1,139,508		National Australia Bank Ltd	14,639
35,858		National Bank Holdings Corp	941
3,324		NBT Bancorp, Inc	89
569,825		New York Community Bancorp, Inc	4,712
34,949		Northfield Bancorp, Inc	319
9,051		Old National Bancorp	114
189,303		People’s United Financial, Inc	1,952
57,846		Pinnacle Financial Partners, Inc	2,059
316,198		PNC Financial Services Group, Inc	34,753
827,955		Regions Financial Corp	9,546
2,027,100		Resona Holdings, Inc	6,906
4,704		Signature Bank	390
1,005,063		Skandinaviska Enskilda Banken AB (Class A)	8,927
63,425		Societe Generale	842
1,762,556		Standard Chartered plc	8,111
17,395		Sterling Bancorp	183
8,646		Stock Yards Bancorp, Inc	294
248,200		Sumitomo Mitsui Trust Holdings, Inc	6,603
23,733	*	SVB Financial Group	5,711
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
886,765		Svenska Handelsbanken AB	$7,419
3,121	*	Texas Capital Bancshares, Inc	97
6,965		TFS Financial Corp	102
26,551	*	The Bancorp, Inc	229
475,503		Toronto-Dominion Bank	22,016
7,365		Trico Bancshares	180
33,943	*	Tristate Capital Holdings, Inc	449
626,933		Truist Financial Corp	23,855
1,700		Trustmark Corp	36
5,827		Umpqua Holdings Corp	62
12,481		Univest Financial Corp	179
5,960		Webster Financial Corp	157
30,378		WesBanco, Inc	649
3,019		Westamerica Bancorporation	164
979,242		Westpac Banking Corp	11,907
1,110		Wintrust Financial Corp	44
1,706		WSFS Financial Corp	46
69,930		Zions Bancorporation	2,043
		TOTAL BANKS	366,985

CAPITAL GOODS - 3.6%
259,918		3M Co	41,634
790		Acuity Brands, Inc	81
10,485	*	Aegion Corp	148
142,033		Assa Abloy AB	3,321
47,888	*	Astronics Corp	370
212,409		Atlas Copco AB (A Shares)	10,127
202,746		Atlas Copco AB (B Shares)	8,461
102,716	*	Axon Enterprise, Inc	9,316
57,355		Barnes Group, Inc	2,050
2,120	*	Beacon Roofing Supply, Inc	66
172,413	*,e	Bloom Energy Corp	3,098
46,560		Bouygues S.A.	1,609
38,706		Brenntag AG.	2,461
308,152		CAE, Inc	4,508
21,582		Carlisle Cos, Inc	2,641
227,727		Caterpillar, Inc	33,966
919,426		CNH Industrial NV	7,111
106,312		Compagnie de Saint-Gobain	4,453
50,690		Cubic Corp	2,949
44,323		Cummins, Inc	9,359
90,060		Curtiss-Wright Corp	8,399
25,000		Daifuku Co Ltd	2,523
89,000		Daikin Industries Ltd	16,445
92,545		DCC plc	7,164
122,204		Deere & Co	27,084
210,063		Eaton Corp	21,433
2,820		EMCOR Group, Inc	191
146,161		Fastenal Co	6,590
125,694		Ferguson plc	12,649
122,652		Fortive Corp	9,347
15,340	*	Herc Holdings, Inc	608
173,054		Hexcel Corp	5,806
97,900	*,e	Hitachi Construction Machinery Co Ltd	3,548
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
24,226		Hochtief AG.	$1,881
386		IDEX Corp	70
196,628		Illinois Tool Works, Inc	37,991
392,308		Johnson Controls International plc	16,026
303,500		Kajima Corp	3,657
159,700	e	Kawasaki Heavy Industries Ltd	2,157
1,335,270		Keppel Corp Ltd	4,374
417,800		Komatsu Ltd	9,176
576,200		Kubota Corp	10,324
14,151		Legrand S.A.	1,127
86		Lennox International, Inc	23
209,475		Masco Corp	11,548
111,657	*	Mercury Systems, Inc	8,649
605,300		Mitsubishi Corp	14,488
29,641		Moog, Inc (Class A)	1,883
52,945		MTU Aero Engines Holding AG.	8,777
6,318	*	MYR Group, Inc	235
333,800		Obayashi Corp	3,047
5,749		Owens Corning, Inc	396
77,193		PACCAR, Inc	6,583
58,907		Parker-Hannifin Corp	11,919
30,284	*,e	Plug Power, Inc	406
46,658		Rockwell Automation, Inc	10,297
45,859		Roper Technologies Inc	18,119
4,385		Rush Enterprises, Inc (Class A)	222
256,074		Sandvik AB	5,008
169,337		Schneider Electric S.A.	21,048
386,200		Shimizu Corp	2,907
200,669		Siemens AG.	25,342
11,700		Snap-On, Inc	1,721
676		Stanley Black & Decker, Inc	110
37,389	*	Sunrun, Inc	2,882
45,760	*	Teledyne Technologies, Inc	14,195
85,923		Trane Technologies plc	10,418
20,355	*	Trimas Corp	464
37,581	*	United Rentals, Inc	6,558
6,185	*	Vectrus, Inc	235
21,255		Vestas Wind Systems AS	3,435
697,108		Volvo AB (B Shares)	13,391
16,345		W.W. Grainger, Inc	5,831
9,535	e	Wabash National Corp	114
350,496	e	Wartsila Oyj (B Shares)	2,753
3,684	*	WESCO International, Inc	162
44,860		Woodward Inc	3,596
12,800		WSP Global, Inc	841
45,944		Xylem, Inc	3,865
		TOTAL CAPITAL GOODS	577,767

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,604		ABM Industries, Inc	95
20,398		ACCO Brands Corp	118
25,543		Adecco S.A.	1,348
1,000	*	ASGN Inc	64
1,175		Brambles Ltd	9
403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
17,055		Cintas Corp	$5,676
168,457	*	Copart, Inc	17,715
14,671	*	FTI Consulting, Inc	1,555
7,701		Heidrick & Struggles International, Inc	151
6,731	*	Huron Consulting Group, Inc	265
5,731		ICF International, Inc	353
322,563		IHS Markit Ltd	25,324
125,772		Intertek Group plc	10,263
47,960		Kelly Services, Inc (Class A)	817
81,863		Nielsen NV	1,161
37,666		Randstad Holdings NV	1,964
400,300		Recruit Holdings Co Ltd	15,898
710,114		RELX plc (London)	15,806
21,731		Resources Connection, Inc	251
65,713		Robert Half International, Inc	3,479
1,100		Secom Co Ltd	101
10,426		Seek Ltd	161
3,476		SGS S.A.	9,315
6,612		Teleperformance	2,038
146,347		TransUnion	12,312
1,668	*	TriNet Group, Inc	99
18,673		Verisk Analytics, Inc	3,460
42,474		Viad Corp	885
178,203		Waste Management, Inc	20,167
29,805		Wolters Kluwer NV	2,542
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	153,392

CONSUMER DURABLES & APPAREL - 1.2%
51,093		Adidas-Salomon AG.	16,500
540,582		Barratt Developments plc	3,315
48,830		Berkeley Group Holdings plc	2,662
92,878		Burberry Group plc	1,862
17,548		Callaway Golf Co	336
60,316		DR Horton, Inc	4,562
94,209		Essilor International S.A.	12,825
39,949		Ethan Allen Interiors, Inc	541
2,666	*	Garmin Ltd	253
804		Hasbro, Inc	66
28,990	*,e	iRobot Corp	2,200
40,139		Lennar Corp (Class A)	3,279
33,471	*	Lululemon Athletica, Inc	11,024
21,383	*	Mohawk Industries, Inc	2,087
10,439		Newell Brands Inc	179
479,509		Nike, Inc (Class B)	60,198
2,585	*	NVR, Inc	10,555
990,000		Panasonic Corp	8,433
21,332		Pandora AS	1,539
4,852		Puma AG. Rudolf Dassler Sport	436
448		PVH Corp	27
5,792		SEB S.A.	942
296,900		Sekisui House Ltd	5,261
237,100		Sharp Corp	2,949
164,883	*	Sonos, Inc	2,503
346,600		Sony Corp	26,564
404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,162,041		Taylor Wimpey plc	$1,625
73,111		VF Corp	5,136
		TOTAL CONSUMER DURABLES & APPAREL	187,859

CONSUMER SERVICES - 1.3%
138,079		Accor S.A.	3,865
33,403	*	American Public Education, Inc	942
40,694	*	Bright Horizons Family Solutions	6,187
31,423		Carriage Services, Inc	701
3,016	*	Chipotle Mexican Grill, Inc (Class A)	3,751
824,091		Compass Group plc	12,379
44,456		Darden Restaurants, Inc	4,478
96,192	e	Dave & Buster’s Entertainment, Inc	1,458
29,108		Domino’s Pizza, Inc	12,379
3,927		Dunkin Brands Group, Inc	322
43,553	*	El Pollo Loco Holdings, Inc	706
16,104	*	frontdoor, Inc	627
8,855		Graham Holdings Co	3,578
289,355		Hilton Worldwide Holdings, Inc	24,688
176,045		InterContinental Hotels Group plc	9,241
21,377		Marriott Vacations Worldwide Corp	1,941
65,700	e	Oriental Land Co Ltd	9,214
34,149	*	Planet Fitness, Inc	2,104
56,379	*,e	Regis Corp	346
255,963		Royal Caribbean Cruises Ltd	16,568
97,348		Service Corp International	4,106
2,305	*,e	Shake Shack, Inc	149
89,687		Six Flags Entertainment Corp	1,821
550,612		Starbucks Corp	47,309
106,971	*	Terminix Global Holdings, Inc	4,266
23,805		Vail Resorts, Inc	5,094
92,318		Wendy’s	2,058
105,535		Whitbread plc	2,883
30,692	*	WW International Inc	579
199,385		Yum! Brands, Inc	18,204
		TOTAL CONSUMER SERVICES	201,944

DIVERSIFIED FINANCIALS - 3.0%
760,189		3i Group plc	9,762
119,166		Ally Financial, Inc	2,988
312,172		American Express Co	31,295
2,187		Ameriprise Financial, Inc	337
1,340,182		AMP Ltd	1,262
67,417	g	Amundi S.A.	4,752
24,514		Annaly Capital Management, Inc	175
615,029		Bank of New York Mellon Corp	21,120
60,935		BlackRock, Inc	34,340
3,313		Blackstone Group, Inc	173
474,699	e	Brookfield Asset Management, Inc	15,707
522,118		Charles Schwab Corp	18,916
155,391		CME Group, Inc	25,999
47,319		Deutsche Boerse AG.	8,296
431,895		Discover Financial Services	24,955
29,186		E*TRADE Financial Corp	1,461
405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,832		Equitable Holdings, Inc	$33
42,522		Eurazeo	2,302
11,159		Factset Research Systems, Inc	3,737
115,174		Franklin Resources, Inc	2,344
12,011	*	Green Dot Corp	608
404,146		Hong Kong Exchanges and Clearing Ltd	19,025
407,823		Intercontinental Exchange Group, Inc	40,803
48,473		Invesco Ltd	553
82,543		Kinnevik AB	3,350
131,920		London Stock Exchange Group plc	15,133
147,667		Macquarie Group Ltd	12,800
22,880		MarketAxess Holdings, Inc	11,019
454,800		Mitsubishi UFJ Lease & Finance Co Ltd	2,113
81,875		Moody’s Corp	23,732
786,678		Morgan Stanley	38,036
27,645		Nasdaq Inc	3,392
1,071,999		Natixis	2,409
12,048	*,†	NewStar Financial, Inc	3
145,674		Northern Trust Corp	11,358
3,573	*	PRA Group, Inc	143
243,634		Redwood Trust, Inc	1,832
131,229		S&P Global, Inc	47,321
139,030		Schroders plc	4,829
2,147,611		Standard Life Aberdeen plc	6,254
152,236		State Street Corp	9,032
33,024		T Rowe Price Group, Inc	4,234
1,360,287		UBS Group AG	15,198
26,721		Voya Financial, Inc	1,281
26,666		Wendel	2,419
		TOTAL DIVERSIFIED FINANCIALS	486,831

ENERGY - 1.5%
503,603		Antero Midstream Corp	2,704
203,823		Apache Corp	1,930
280,799		Baker Hughes Co	3,732
1,172,364		Cenovus Energy, Inc (Toronto)	4,570
3,725	*	ChampionX Corp	30
162,624	*	Cheniere Energy, Inc	7,525
502,292		Chevron Corp	36,165
17,352		Cimarex Energy Co	422
575,460		ConocoPhillips	18,898
4,244		Delek US Holdings, Inc	47
518,980		Enbridge, Inc (Toronto)	15,161
1,368,701		ENI S.p.A.	10,698
255,497		EQT Corp	3,304
718,937	*	Equinor ASA	10,186
504,797		Galp Energia SGPS S.A.	4,682
342,641	*	Gulfport Energy Corp	181
306,792	*	Helix Energy Solutions Group, Inc	739
118,879		Hess Corp	4,866
257,586		Inpex Holdings, Inc	1,382
1,163,410		Kinder Morgan, Inc	14,345
6,109		Koninklijke Vopak NV	344
840,835		Kosmos Energy Ltd	820
406

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,649,839		Marathon Oil Corp	$6,748
28,451	*	Matrix Service Co	238
11,094		National Oilwell Varco, Inc	100
231,682		Neste Oil Oyj	12,200
198,348		Noble Energy, Inc	1,696
5,830	*	Oceaneering International, Inc	21
166,551		OMV AG.	4,557
26,109		ONEOK, Inc	678
262,045		Parsley Energy, Inc	2,453
1,044,025		Repsol YPF S.A.	7,053
607,389		Schlumberger Ltd	9,451
45,616	*	Select Energy Services, Inc	175
902,299	*	Southwestern Energy Co	2,120
798,336		Suncor Energy, Inc	9,749
7,252		Tenaris S.A.	36
684,109	*,e	Total S.A.	23,494
247,229		Valero Energy Corp	10,710
309,872		Williams Cos, Inc	6,089
966		Woodside Petroleum Ltd	12
		TOTAL ENERGY	240,311

FOOD & STAPLES RETAILING - 0.5%
293,800		Aeon Co Ltd	7,903
232,229		Alimentation Couche Tard, Inc	8,087
86,085		Carrefour S.A.	1,376
64,229		Casey’s General Stores, Inc	11,410
46,387	*	Chefs’ Warehouse Holdings, Inc	674
13,275		Coles Group Ltd	162
63,518		George Weston Ltd	4,670
1,559	e	ICA Gruppen AB	79
1,769,105		J Sainsbury plc	4,356
1,474		Jeronimo Martins SGPS S.A.	24
69,400		Kobe Bussan Co Ltd	3,822
800		Lawson, Inc	38
138,558		Loblaw Cos Ltd	7,256
89,365		Metro Wholesale & Food Specialist AG.	890
15,404	*	Performance Food Group Co	533
45,309		Pricesmart, Inc	3,011
72,150		SpartanNash Co	1,180
244,621	*	Sprouts Farmers Market, Inc	5,120
4,508,344		Tesco plc	12,368
111,709	*	United Natural Foods, Inc	1,661
300,204	*	US Foods Holding Corp	6,671
18,123	e	Weis Markets, Inc	870
1,600		Welcia Holdings Co Ltd	70
1,824,513		WM Morrison Supermarkets plc	4,005
		TOTAL FOOD & STAPLES RETAILING	86,236

FOOD, BEVERAGE & TOBACCO - 2.4%
364,500		Ajinomoto Co, Inc	7,470
246,023		Associated British Foods plc	5,923
3,375		Barry Callebaut AG.	7,517
56,709	*,e	Beyond Meat, Inc	9,417
1,758		Bunge Ltd	80
407

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
95,554		Campbell Soup Co	$4,622
423,452		Coca-Cola Amatil Ltd	2,899
1,276,813		Coca-Cola Co	63,036
228,882		Coca-Cola European Partners plc (Class A)	8,883
225,309		Coca-Cola HBC AG.	5,564
238,798		Danone	15,468
64,024		Fresh Del Monte Produce, Inc	1,467
448,424		General Mills, Inc	27,659
2,360	*	Hain Celestial Group, Inc	81
257,018		Hormel Foods Corp	12,566
163,208		Kellogg Co	10,542
92,734		Kerry Group plc (Class A)	11,878
146,000	e	Kikkoman Corp	8,099
44,589		McCormick & Co, Inc	8,655
88,600		MEIJI Holdings Co Ltd	6,768
113,527	e	Mowi ASA	2,020
621,268		Nestle S.A.	73,938
29,600		Nissin Food Products Co Ltd	2,781
302,914		Orkla ASA	3,057
482,810		PepsiCo, Inc	66,917
141,100		Suntory Beverage & Food Ltd	5,299
9,964	*	TreeHouse Foods, Inc	404
73,000		Yakult Honsha Co Ltd	4,053
		TOTAL FOOD, BEVERAGE & TOBACCO	377,063

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
44,639	*	Abiomed, Inc	12,368
219,862		Alcon, Inc	12,465
210,300		Alfresa Holdings Corp	4,606
52,088	*	Align Technology, Inc	17,052
337,069	*	Allscripts Healthcare Solutions, Inc	2,744
83,449	*	Angiodynamics, Inc	1,006
224,873	*	Antares Pharma, Inc	607
32,319	*	AtriCure, Inc	1,290
1,820	*,e	Axonics Modulation Technologies, Inc	93
49,240		Becton Dickinson & Co	11,457
2,533	*	BioTelemetry, Inc	115
176,296		Cardinal Health, Inc	8,277
27,564	*	Cardiovascular Systems, Inc	1,085
431,495	*	Centene Corp	25,169
381,443		Cerner Corp	27,575
291,182	*	Cerus Corp	1,823
84,730		Cigna Corp	14,354
6,294		Cochlear Ltd	899
50,637		Coloplast AS	8,025
22,324	e	Computer Programs & Systems, Inc	616
42,519		Cooper Cos, Inc	14,334
104,814	*	Covetrus, Inc	2,557
424,885		CVS Health Corp	24,813
214,635		Dentsply Sirona, Inc	9,386
38,381	*	DexCom, Inc	15,822
435,221	*	Edwards Lifesciences Corp	34,739
171,333	*	Envista Holdings Corp	4,228
354,316		Fisher & Paykel Healthcare Corp	7,820
408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
140,876	*	GenMark Diagnostics, Inc	$2,000
15,806	*,e	Glaukos Corp	783
59,997	*	Globus Medical, Inc	2,971
81,349		GN Store Nord	6,129
11,735	*	Guardant Health, Inc	1,312
9,550	*	Haemonetics Corp	833
129,977		HCA Healthcare, Inc	16,206
66,730	*,e	Health Catalyst, Inc	2,442
29,203	*	Henry Schein, Inc	1,717
14,207	*,e	Heska Corp	1,403
29,655		Hill-Rom Holdings, Inc	2,476
71,024	*	HMS Holdings Corp	1,701
116,719	*	Hologic, Inc	7,758
102,686		Humana, Inc	42,501
60,960	*	IDEXX Laboratories, Inc	23,964
8,609	*	Inogen, Inc	250
350	*	Insulet Corp	83
23,129	*	Integer Holding Corp	1,365
46,958	*	Laboratory Corp of America Holdings	8,841
27,738		LeMaitre Vascular, Inc	902
9,373	*	LivaNova plc	424
18,827	*	Livongo Health, Inc	2,637
86,229	*	Meridian Bioscience, Inc	1,464
109,957	*	Merit Medical Systems, Inc	4,783
116,928	*	NextGen Healthcare, Inc	1,490
44,805	*	Omnicell, Inc	3,345
119,916	*	OraSure Technologies, Inc	1,459
37,581	*	Orthofix Medical Inc	1,170
40,671		Owens & Minor, Inc	1,021
16,003	*	Penumbra, Inc	3,111
2,830		Premier, Inc	93
3,235	*	Providence Service Corp	301
29,279		Quest Diagnostics, Inc	3,352
77,401	*	Quidel Corp	16,980
139,991		Ramsay Health Care Ltd	6,675
84,284		Resmed, Inc	14,449
282,183		Ryman Healthcare Ltd	2,651
27,622		Sartorius AG.	11,322
12,083		Sonic Healthcare Ltd	287
44,534		Sonova Holdings AG	11,286
50,171	*	Staar Surgical Co	2,838
34,603		STERIS plc	6,097
79,600		Sysmex Corp	7,616
34,744	*	Tactile Systems Technology, Inc	1,271
27,610	*	Tandem Diabetes Care, Inc	3,134
39,404	*,e	Teladoc, Inc	8,639
6,735	*,e	Triple-S Management Corp (Class B)	120
39,409	*	Varian Medical Systems, Inc	6,778
64,103	*,e	Vocera Communications, Inc	1,864
45,997		West Pharmaceutical Services, Inc	12,645
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	530,264

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
32,966		Beiersdorf AG.	3,743
409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
87,163		Clorox Co	$18,319
319,445		Colgate-Palmolive Co	24,645
367,053	e	Essity AB	12,392
83,201		Estee Lauder Cos (Class A)	18,159
100,862		Henkel KGaA	9,433
37,753		Henkel KGaA (Preference)	3,948
172,500		Kao Corp	12,950
67,915		Kimberly-Clark Corp	10,028
23,200		Kobayashi Pharmaceutical Co Ltd	2,242
10,600		Kose Corp	1,298
92,800	e	Lion Corp	1,905
71,308		L’Oreal S.A.	23,206
702,117		Procter & Gamble Co	97,587
201,500		Shiseido Co Ltd	11,665
218,100		Uni-Charm Corp	9,754
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	261,274

INSURANCE - 2.0%
2,021,547		Aegon NV	5,232
336,054		Aflac, Inc	12,216
118,089		Allianz AG.	22,665
118,177		Allstate Corp	11,125
77,267		Aon plc	15,940
114		Arthur J. Gallagher & Co	12
519,493		Assicurazioni Generali S.p.A.	7,322
2,814,157		Aviva plc	10,412
574,060		AXA S.A.	10,625
242,283		Chubb Ltd	28,134
193,866		CNP Assurances	2,431
1,814	*	eHealth, Inc	143
3,967,440		Legal & General Group plc	9,678
216,729		Loews Corp	7,531
287,428		Marsh & McLennan Cos, Inc	32,968
82,300		Mitsui Sumitomo Insurance Group Holdings, Inc	2,218
31,810		Muenchener Rueckver AG.	8,087
235,300		NKSJ Holdings, Inc	8,123
642		Principal Financial Group	26
298,102		Progressive Corp	28,221
328,560		Prudential Financial, Inc	20,870
1,026,451		Prudential plc	14,728
75,475		Sun Life Financial, Inc	3,076
118,769		Swiss Re Ltd	8,810
130,200		Tokio Marine Holdings, Inc	5,697
157,674		Travelers Cos, Inc	17,059
208		White Mountains Insurance Group Ltd	162
15,095		Willis Towers Watson plc	3,152
51,467		Zurich Insurance Group AG	17,947
		TOTAL INSURANCE	314,610

MATERIALS - 2.9%
142,583		Agnico-Eagle Mines Ltd	11,360
132,474		Air Liquide	20,998
1,524		Amcor plc	17
13,596		Aptargroup, Inc	1,539
410

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
480,800		Asahi Kasei Corp	$4,194
612	*	Axalta Coating Systems Ltd	14
533,448		B2Gold Corp	3,473
247,058		Ball Corp	20,535
176,376		BASF SE	10,741
213,652		BlueScope Steel Ltd	1,969
307,457		Boliden AB	9,122
83,968	*	Century Aluminum Co	598
4,061		Christian Hansen Holding	451
329,193		CRH plc	11,937
89,942		Croda International plc	7,255
45,293		DSM NV	7,457
533,766		DuPont de Nemours, Inc	29,613
171,703		Ecolab, Inc	34,313
496,318		Evolution Mining Ltd	2,073
924,604		Fortescue Metals Group Ltd	10,862
68,702		Franco-Nevada Corp	9,600
3,439		Givaudan S.A.	14,849
102,204		HeidelbergCement AG.	6,245
204,900		Hitachi Metals Ltd	3,160
15,725		International Flavors & Fragrances, Inc	1,926
11,455		Johnson Matthey plc	348
229,267		Linde plc	54,595
747,109		Lundin Mining Corp	4,169
486,000		Mitsubishi Chemical Holdings Corp	2,805
58,300		Mitsubishi Materials Corp	1,149
141,592		Mitsui Chemicals, Inc	3,422
279,116		Mondi plc	5,902
153,895		Mosaic Co	2,812
438,614		Newcrest Mining Ltd	9,946
506,847		Newmont Goldcorp Corp	32,159
500		Nippon Paint Co Ltd	52
704,000		Nippon Steel Corp	6,646
89,700		Nitto Denko Corp	5,844
1,520,855		Norsk Hydro ASA	4,198
162,222		Nucor Corp	7,277
306,097		Nutrien Ltd (Toronto)	12,002
20,310		PPG Industries, Inc	2,479
3,446		Reliance Steel & Aluminum Co	352
10,424		Schnitzer Steel Industries, Inc (Class A)	200
124,900		Shin-Etsu Chemical Co Ltd	16,344
142,600		Showa Denko KK	2,617
40,165		Sika AG.	9,863
152,065		Stora Enso Oyj (R Shares)	2,380
1,354,900		Sumitomo Chemical Co Ltd	4,485
262,800		Sumitomo Metal Mining Co Ltd	8,151
175,625	*	Summit Materials, Inc	2,905
454,344		Svenska Cellulosa AB (B Shares)	6,229
528,435		Teck Cominco Ltd	7,358
9,000		Toray Industries, Inc	41
27,032		Trinseo S.A.	693
190,257		Umicore S.A.	7,914
24,373		UPM-Kymmene Oyj	742
33,281	*	US Concrete, Inc	967
411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
112,930		Voestalpine AG.	$2,976
120,838		Wheaton Precious Metals Corp	5,929
		TOTAL MATERIALS	460,252

MEDIA & ENTERTAINMENT - 3.3%
527,141		Activision Blizzard, Inc	42,672
69,342	*	Alphabet, Inc (Class A)	101,628
68,556	*	Alphabet, Inc (Class C)	100,750
2,994		Cable One, Inc	5,645
4,039	*,e	Cardlytics, Inc	285
222,448		Cinemark Holdings, Inc	2,224
1,591,092		Comcast Corp (Class A)	73,604
328,945	*,e	Discovery, Inc (Class A)	7,161
464,861	*	Discovery, Inc (Class C)	9,111
190,888	*	Electronic Arts, Inc	24,894
84,653	*	Gray Television, Inc	1,166
87,854	*,e	iHeartMedia, Inc	713
101,331	*	Imax Corp	1,212
655,398		Informa plc	3,177
57,052		JC Decaux S.A.	986
60,210		John Wiley & Sons, Inc (Class A)	1,909
784	*	Liberty Broadband Corp (Class A)	111
206,691	*	Liberty Broadband Corp (Class C)	29,530
2,960	*	Liberty Global plc (Class A)	62
7,192	*	Liberty Global plc (Class C)	148
3,002	*	Live Nation, Inc	162
23,584		Loral Space & Communications, Inc	432
20,704	*	Madison Square Garden Co	3,116
71,553		New York Times Co (Class A)	3,062
34,100		Nintendo Co Ltd	19,324
358,514		Omnicom Group, Inc	17,746
749,945	e	Pearson plc	5,320
426,722	*	Pinterest, Inc	17,713
549		Schibsted ASA (B Shares)	22
44,164		Scholastic Corp	927
111,949	e	Sinclair Broadcast Group, Inc (Class A)	2,153
1,780,304	e	Sirius XM Holdings, Inc	9,542
18,838	*	Snap, Inc	492
95,584	*	Take-Two Interactive Software, Inc	15,792
15,254		TEGNA, Inc	179
218,401		TripAdvisor, Inc	4,278
47,708		World Wrestling Entertainment, Inc (Class A)	1,931
766,310		WPP plc	6,019
1,850,968	*	Zynga, Inc	16,881
		TOTAL MEDIA & ENTERTAINMENT	532,079

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
472,155		AbbVie, Inc	41,356
65,825	*	Acadia Pharmaceuticals, Inc	2,715
40,357	*,e	Accelerate Diagnostics, Inc	430
89,901	*,e	Aerie Pharmaceuticals, Inc	1,058
184,449		Agilent Technologies, Inc	18,618
57,106	*	Agios Pharmaceuticals, Inc	1,999
220,346		Amgen, Inc	56,003
412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
52,528	*,e	AnaptysBio, Inc	$775
49,057	*	Assembly Biosciences, Inc	806
793,914		Astellas Pharma, Inc	11,835
312,531		AstraZeneca plc	34,149
12,200		AstraZeneca plc (ADR)	669
83,143	*	Atara Biotherapeutics, Inc	1,078
7,622	*,e	Avrobio, Inc	99
3,566	*	Axsome Therapeutics, Inc	254
307,679	*	BioCryst Pharmaceuticals, Inc	1,057
71,817	*	Biogen, Inc	20,373
58,995	*	BioMarin Pharmaceutical, Inc	4,488
135,052	*	Bluebird Bio, Inc	7,286
847,204		Bristol-Myers Squibb Co	51,078
198,186	*,e	Canopy Growth Corp (Toronto)	2,841
308,591	*	Chugai Pharmaceutical Co Ltd	13,848
66,315	*	Collegium Pharmaceutical, Inc	1,381
203,314	*,e	Cronos Group, Inc	1,021
123,441		CSL Ltd	25,499
93,300		Eisai Co Ltd	8,521
321,875		Eli Lilly & Co	47,644
5,911	*,e	Esperion Thereapeutics, Inc	220
39,409	*,e	Flexion Therapeutics, Inc	410
450,981		Gilead Sciences, Inc	28,497
78,706		H Lundbeck AS	2,592
39,223	*	Halozyme Therapeutics, Inc	1,031
48,374	*	Horizon Therapeutics Plc	3,758
7,267	*	Illumina, Inc	2,246
38,636	*	Immunomedics, Inc	3,285
39,698	*	Insmed, Inc	1,276
23,067	*	Intersect ENT, Inc	376
110,743	*	Intra-Cellular Therapies, Inc	2,842
70,628	*	IQVIA Holdings, Inc	11,133
34,391	*	Jazz Pharmaceuticals plc	4,904
76,245	*	Karyopharm Therapeutics, Inc	1,113
28,601		Lonza Group AG.	17,651
98,222	*	MacroGenics, Inc	2,474
839,840		Merck & Co, Inc	69,665
83,633		Merck KGaA	12,193
7,286	*	Mettler-Toledo International, Inc	7,036
3,119	*	Mirati Therapeutics, Inc	518
2,673	*	MyoKardia, Inc	364
446,256		Novo Nordisk AS	30,919
341,800		Ono Pharmaceutical Co Ltd	10,751
793,931	*,e	Opko Health, Inc	2,930
116,648		Orion Oyj (Class B)	5,285
52,529		Perrigo Co plc	2,412
83,235	*	Prothena Corp plc	832
18,085	*	Repligen Corp	2,668
90,481	*	Revance Therapeutics, Inc	2,275
153,623		Roche Holding AG.	52,622
7,354	*	Sage Therapeutics, Inc	449
103,278	*,e	Sangamo Therapeutics Inc	976
290,635		Sanofi-Aventis	29,125
18,000		Santen Pharmaceutical Co Ltd	368
413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
126,300		Shionogi & Co Ltd	$6,760
198,600	e	Sumitomo Dainippon Pharma Co Ltd	2,617
468,149	*,e	TherapeuticsMD, Inc	740
98,528		Thermo Fisher Scientific, Inc	43,502
5,130	*	Tricida, Inc	46
89,867		UCB S.A.	10,207
34,393	*,e	Ultragenyx Pharmaceutical, Inc	2,827
169,057	*	Vertex Pharmaceuticals, Inc	46,004
23,055	*	Waters Corp	4,511
30,112	*,e	ZIOPHARM Oncology, Inc	76
280,467		Zoetis, Inc	46,381
15,799	*	Zogenix, Inc	283
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	836,031

REAL ESTATE - 2.0%
61,113		Alexandria Real Estate Equities, Inc	9,778
194,056		American Tower Corp	46,909
3,067		Americold Realty Trust	110
507,600		Ascendas REIT	1,215
89,543		Boston Properties, Inc	7,190
768,947		British Land Co plc	3,352
3,007,873	e	CapitaLand Ltd	6,014
45,076		CatchMark Timber Trust, Inc	403
99,134	*	CBRE Group, Inc	4,656
176,600	e	City Developments Ltd	994
9,814		Coresite Realty	1,167
32,012		Cousins Properties, Inc	915
37,785		CyrusOne, Inc	2,646
302,400		Daiwa House Industry Co Ltd	7,756
155,597		Deutsche Wohnen AG.	7,777
289,947		DiamondRock Hospitality Co	1,470
26,997		Easterly Government Properties, Inc	605
44,162		Equinix, Inc	33,569
83,082		First Capital Real Estate Investment Trust	809
41,930		First Industrial Realty Trust, Inc	1,669
12,953		Fonciere Des Regions	910
31,038		Franklin Street Properties Corp	114
539		Gecina S.A.	71
710,446		Goodman Group	9,198
683,337		GPT Group	1,922
252,264		Healthpeak Properties Inc	6,849
194,856		Host Hotels and Resorts, Inc	2,102
38,880	*	Howard Hughes Corp	2,239
19,640		Hudson Pacific Properties	431
338,000		Hulic Co Ltd	3,172
945	e	Iron Mountain, Inc	25
6,605		Jones Lang LaSalle, Inc	632
98,487		Kimco Realty Corp	1,109
19,076	e	Klepierre	267
368,338	e	Land Securities Group plc	2,480
55,191		Lend Lease Corp Ltd	441
1,423,700		Link REIT	11,666
295,765	e	Macerich Co	2,008
1,039,835		Mirvac Group	1,630
414

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
567,800		Mitsubishi Estate Co Ltd	$8,601
362,810		Mitsui Fudosan Co Ltd	6,314
17	*	Nippon ProLogis REIT, Inc	57
84,700		Nomura Real Estate Holdings, Inc	1,612
501,016		Park Hotels & Resorts, Inc	5,005
7,000		Piedmont Office Realty Trust, Inc	95
424,645		Prologis, Inc	42,728
6,300		QTS Realty Trust, Inc	397
19,275		Realogy Holdings Corp	182
15,556		Regency Centers Corp	591
3,556		RMR Group, Inc	98
59,952		SBA Communications Corp	19,094
663,481		Segro plc	7,973
603,735		Stockland Trust Group	1,649
563,500		Swire Pacific Ltd (Class A)	2,728
1,321,000		Swire Properties Ltd	3,500
41,583		UDR, Inc	1,356
40,112	e	Unibail-Rodamco-Westfield	1,479
80,106		Unibail-Rodamco-Westfield (Paris)	2,958
50,025		Ventas, Inc	2,099
216,002		Welltower, Inc	11,900
292,635		Weyerhaeuser Co	8,346
		TOTAL REAL ESTATE	315,032

RETAILING - 3.0%
52,124	*	1-800-FLOWERS.COM, Inc (Class A)	1,300
30,065		Advance Auto Parts, Inc	4,615
230,568	*	BJ’s Wholesale Club Holdings, Inc	9,580
25,350	*	Booking Holdings, Inc	43,366
99	*	Burlington Stores, Inc	20
3,890	*	CarMax, Inc	358
37,661	*,g	Delivery Hero AG.	4,321
719,452		eBay, Inc	37,483
247,073	*	Etsy, Inc	30,051
281,959		Expedia Group, Inc	25,853
15,700		Fast Retailing Co Ltd	9,866
7,052	*	Five Below, Inc	896
136,981	*,e	GameStop Corp (Class A)	1,397
26,527		Gap, Inc	452
28,224	*	Genesco, Inc	608
679		Genuine Parts Co	65
32,306	*	Groupon, Inc	659
54,715		Hennes & Mauritz AB (B Shares)	943
31,775	*,e	Hibbett Sports, Inc	1,246
305,436		Home Depot, Inc	84,823
318,925		Industria De Diseno Textil S.A.	8,823
97,400		Jardine Cycle & Carriage Ltd	1,293
898		JD Sports Fashion plc	9
25,673		Kering	17,030
579,682		Kingfisher plc	2,220
22,420	*	Lands’ End, Inc	292
98,089	*	LKQ Corp	2,720
259,929		Lowe’s Companies, Inc	43,112
516,711	e	Macy’s, Inc	2,945
415

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
38,743	*	MarineMax, Inc	$995
2,400	e	Marui Co Ltd	46
370	*	MercadoLibre, Inc	400
40,457		Next plc	3,102
201		Pool Corp	67
160,934	*	Prosus NV	14,855
171,930	*	Quotient Technology, Inc	1,269
490,800	*	Rakuten, Inc	5,292
128,948	*	RealReal, Inc	1,866
50,322		Ross Stores, Inc	4,696
1,746	*,e	Sally Beauty Holdings, Inc	15
15,085	e	Shoe Carnival, Inc	507
245,095		Target Corp	38,583
31,264		Tiffany & Co	3,622
353,197		TJX Companies, Inc	19,655
20,554		Tractor Supply Co	2,946
21,264	*	Ulta Beauty, Inc	4,763
103,887	*,e	Wayfair, Inc	30,232
1,397		Williams-Sonoma, Inc	126
24,714	*,g	Zalando SE	2,309
18,108	*	Zumiez, Inc	504
		TOTAL RETAILING	472,196

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
408,360		Applied Materials, Inc	24,277
274,200		ASM Pacific Technology	2,807
101,220		ASML Holding NV	37,388
27,404	*	Cirrus Logic, Inc	1,848
13,128	*	Cree, Inc	837
72,275	*	First Solar, Inc	4,785
1,448,734		Intel Corp	75,016
36,815		Lam Research Corp	12,213
7,708		NVE Corp	378
177,405		NVIDIA Corp	96,015
22,132	*	Silicon Laboratories, Inc	2,166
404,211		Texas Instruments, Inc	57,717
48,800		Tokyo Electron Ltd	12,749
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	328,196

SOFTWARE & SERVICES - 6.4%
260,233		Accenture plc	58,810
157,191	*	Adobe, Inc	77,091
110,866		Amadeus IT Holding S.A.	6,157
25,925	*	Aspen Technology, Inc	3,282
110,703		Atos Origin S.A.	8,896
144,170	*	Autodesk, Inc	33,305
199,669	*	Avaya Holdings Corp	3,035
66,843	*	Benefitfocus, Inc	749
16,128		Blackbaud, Inc	900
104,218	*	Blackline, Inc	9,341
165,363	*	Cadence Design Systems, Inc	17,633
89,427		Cap Gemini S.A.	11,473
58,374	*	Ceridian HCM Holding, Inc	4,825
117,233	*	CGI, Inc	7,957
416

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
18,690	*	ChannelAdvisor Corp	$270
3,509		Computershare Ltd	31
374,667	*	Conduent, Inc	1,191
68,102		CSG Systems International, Inc	2,789
525,420		DXC Technology Co	9,379
46,969	*	Elastic NV	5,067
69,609	*	ExlService Holdings, Inc	4,592
128,738	*	Five9, Inc	16,695
98,600		Fujitsu Ltd	13,471
26,401	*	HubSpot, Inc	7,715
425,334		International Business Machines Corp	51,750
138,738		Intuit, Inc	45,258
262,881	*,e	Limelight Networks, Inc	1,514
20,765	*	Liveperson, Inc	1,080
1,606,496		Microsoft Corp	337,894
189,881		NEC Corp	11,107
106,264	*	New Relic, Inc	5,989
205,200		Nomura Research Institute Ltd	6,042
141,561	*	Nutanix, Inc	3,140
8,622	*	OneSpan, Inc	181
117,080	e	Open Text Corp (Toronto)	4,949
1,800		Otsuka Corp	92
33,814	*	Paylocity Holding Corp	5,458
67,215	*	Perficient, Inc	2,873
25,859	*,e	Qualys, Inc	2,534
34,558	*	Rapid7, Inc	2,116
21,480	*	Rosetta Stone, Inc	644
576,811		Sabre Corp	3,755
294,920	*	salesforce.com, Inc	74,119
248,542		SAP AG.	38,702
121,003		Science Applications International Corp	9,489
27,798	*	Shopify, Inc (Class A) (Toronto)	28,427
42,327	*	Smartsheet, Inc	2,092
74,585	*	SPS Commerce, Inc	5,808
900		Sumisho Computer Systems Corp	50
134,042	*	SVMK, Inc	2,964
83,587	*	Sykes Enterprises, Inc	2,860
233,958	*	Teradata Corp	5,311
36,680		TTEC Holdings, Inc	2,001
58,018	*	Virtusa Corp	2,852
163,797	e	VMware, Inc (Class A)	23,533
89,050	*	WEX, Inc	12,375
112,234		Wisetech Global Ltd	2,102
10,974	*	Workiva, Inc	612
165,939	*	Zendesk, Inc	17,078
		TOTAL SOFTWARE & SERVICES	1,021,405

TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
3,437,728		Apple, Inc	398,123
4,043		Belden CDT, Inc	126
9,130		Benchmark Electronics, Inc	184
160,328	*	Ciena Corp	6,363
1,433,645		Cisco Systems, Inc	56,471
934		Cognex Corp	61
417

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
39,338		CTS Corp	$867
79,578		Dolby Laboratories, Inc (Class A)	5,274
2,887	*	Fabrinet	182
1,846,207		Hewlett Packard Enterprise Co	17,299
221,207		HP, Inc	4,201
14,782	*	Insight Enterprises, Inc	836
5,007	*	Itron, Inc	304
52,274		Keyence Corp	24,437
64,170	*	Keysight Technologies, Inc	6,339
28,526	*	Kimball Electronics, Inc	330
17,715	*	Lumentum Holdings, Inc	1,331
8,736		Methode Electronics, Inc	249
180,700		Murata Manufacturing Co Ltd	11,750
4,340	*	Novanta, Inc	457
57,800		Omron Corp	4,519
1,511	*	OSI Systems, Inc	117
64,222	*	Ribbon Communications, Inc	249
13,456	*,e	Rogers Corp	1,320
5,900		Shimadzu Corp	180
32,803		Synnex Corp	4,594
30,600		TDK Corp	3,341
4,348		TE Connectivity Ltd	425
46,836	*	Trimble Inc	2,281
62,237	*,e	TTM Technologies, Inc	710
92,218		Vishay Intertechnology, Inc	1,436
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	554,356

TELECOMMUNICATION SERVICES - 1.1%
79,759	*	Boingo Wireless, Inc	813
6,482,604		BT Group plc	8,211
203,532	*	Iridium Communications, Inc	5,207
554,032		KDDI Corp	13,935
75,553		Koninklijke KPN NV	178
429,600		NTT DoCoMo, Inc	15,786
921,525	*	Orange S. A.	9,598
185,118		Rogers Communications, Inc (Class B)	7,343
2,639,500		Singapore Telecommunications Ltd	4,131
536,300		Singapore Telecommunications Ltd	833
844,100	e	Softbank Corp	9,432
2,271		Swisscom AG.	1,203
2,071	e	Tele2 AB (B Shares)	29
328,744		Telefonica Deutschland Holding AG.	840
230,397		Telenor ASA	3,868
217,361		TeliaSonera AB	889
14,204		TELUS Corp	250
1,320,421		Verizon Communications, Inc	78,552
9,265,349		Vodafone Group plc	12,281
		TOTAL TELECOMMUNICATION SERVICES	173,379

TRANSPORTATION - 1.6%
115,400	e	All Nippon Airways Co Ltd	2,669
53,382		ArcBest Corp	1,658
143,974		Auckland International Airport Ltd	699
32,552	*	Avis Budget Group, Inc	857
418

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
209,029		Canadian National Railway Co	$22,262
47,700		Central Japan Railway Co	6,837
67,298		CH Robinson Worldwide, Inc	6,877
466,294		CSX Corp	36,217
934,918		Delta Air Lines, Inc	28,590
364,116		Deutsche Post AG.	16,522
130,100		East Japan Railway Co	8,001
57,413	*	Echo Global Logistics, Inc	1,480
75,281		Getlink S.E.	1,020
11,500		Hankyu Hanshin Holdings, Inc	370
4,304		Kansas City Southern	778
100		Keio Corp	6
16,500		Kintetsu Corp	704
723		Kuehne & Nagel International AG.	140
459		Landstar System, Inc	58
1,735,364		MTR Corp	8,612
115,378		Nippon Yusen Kabushiki Kaisha	2,002
138,320		Norfolk Southern Corp	29,599
175		Old Dominion Freight Line	32
100		SG Holdings Co Ltd	5
247,249	e	Singapore Airlines Ltd	633
372,666		Sydney Airport	1,582
1,279,550		Transurban Group	13,065
339,486		United Parcel Service, Inc (Class B)	56,569
200		West Japan Railway Co	10
		TOTAL TRANSPORTATION	247,854

UTILITIES - 2.0%
339,638		American Electric Power Co, Inc	27,759
35,541		American Water Works Co, Inc	5,149
500,415		APA Group	3,720
154,522		Centerpoint Energy, Inc	2,990
983,500		CLP Holdings Ltd	9,183
14,457		CMS Energy Corp	888
228,090		Consolidated Edison, Inc	17,745
228,274		Dominion Energy, Inc	18,018
26,244		DTE Energy Co	3,019
2,401,755		Enel S.p.A.	20,837
186,602		Energias de Portugal S.A.	918
165,945		Eversource Energy	13,865
101,463		Fortis, Inc	4,148
7,133,034		Hong Kong & China Gas Ltd	10,357
1,541,403		Iberdrola S.A.	18,972
431,000		Kyushu Electric Power Co, Inc	3,911
503,460		Meridian Energy Ltd	1,656
1,264,855		National Grid plc	14,528
263,382		Naturgy Energy Group S.A.	5,282
95,935	g	Orsted AS	13,226
253,150		Public Service Enterprise Group, Inc	13,900
635,989		Scottish & Southern Energy plc	9,899
197,880		Sempra Energy	23,421
100,334	*,h	Siemens Energy AG.	2,706
10,780		South Jersey Industries, Inc	208
611,773		Southern Co	33,170
419

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
100		Toho Gas Co Ltd	$5
181,100		Tokyo Gas Co Ltd	4,133
36,029		UGI Corp	1,188
138,929		WEC Energy Group, Inc	13,462
223,684		Xcel Energy, Inc	15,436
		TOTAL UTILITIES	313,699

		TOTAL COMMON STOCKS	9,241,372
		(Cost $7,288,519)

PREFERRED STOCKS - 0.3%

BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp (FHLMC)	2,075
740,991	*,e	Federal National Mortgage Association (FNMA)	6,580
		TOTAL BANKS	8,655

REAL ESTATE - 0.1%
390,000	e	Brookfield Property Partners LP	7,734
695,000		Brookfield Property Partners LP	12,419
		TOTAL REAL ESTATE	20,153

UTILITIES - 0.1%
490,000	*	Brookfield Infrastructure Partners LP	12,618
308,000	e	Brookfield Renewable Partners LP	8,103
		TOTAL UTILITIES	20,721

		TOTAL PREFERRED STOCKS	49,529
		(Cost $71,428)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
38,808	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 6.8%

GOVERNMENT AGENCY DEBT - 2.0%
$27,941,000	Federal Home Loan Bank (FHLB)	0.065-0.090%	10/16/20	27,940
34,191,000	FHLB	0.070-0.095	10/21/20	34,190
46,920,000	FHLB	0.080-0.095	10/28/20	46,918
5,393,000	FHLB	0.090	10/30/20	5,393
63,406,000	FHLB	0.070-0.100	11/06/20	63,402
22,145,000	FHLB	0.100	11/25/20	22,143
5,000,000	FHLB	0.100	12/30/20	4,999
9,295,000	FHLB	0.100	01/29/21	9,292
30,330,000	FHLB	0.115	02/26/21	30,317
420

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$20,000,000	FHLB	0.115%	03/03/21	$19,991
25,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.080	10/21/20	24,999
25,000,000	FAMC	0.080	10/23/20	24,999
	TOTAL GOVERNMENT AGENCY DEBT			314,583

TREASURY DEBT - 3.9%
29,130,000	United States Cash Management Bill	0.081-0.085	10/13/20	29,129
30,000,000	United States Cash Management Bill	0.116	11/03/20	29,998
40,480,000	United States Cash Management Bill	0.108	12/15/20	40,471
18,000,000	United States Cash Management Bill	0.090-0.095	12/29/20	17,996
50,000,000	United States Cash Management Bill	0.097	01/05/21	49,987
25,000,000	United States Cash Management Bill	0.096	02/23/21	24,990
50,000,000	United States Treasury Bill	0.140	10/01/20	50,000
70,000,000	United States Treasury Bill	0.081-0.090	10/06/20	69,999
6,000,000	United States Treasury Bill	0.090	11/05/20	6,000
25,000,000	United States Treasury Bill	0.090	11/12/20	24,997
33,565,000	United States Treasury Bill	0.075-0.117	11/19/20	33,561
58,760,000	United States Treasury Bill	0.080-0.095	12/03/20	58,750
30,000,000	United States Treasury Bill	0.111	12/10/20	29,994
82,325,000	United States Treasury Bill	0.090	12/24/20	82,304
69,748,000	United States Treasury Bill	0.088-0.100	12/31/20	69,729
	TOTAL TREASURY DEBT			617,905

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
143,010,596	c	State Street Navigator Securities Lending Government Money Market Portfolio	143,011
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	143,011

		TOTAL SHORT-TERM INVESTMENTS	1,075,499
		(Cost $1,075,495)

		TOTAL INVESTMENTS - 104.8%	16,684,079
		(Cost $14,454,017)
		OTHER ASSETS & LIABILITIES, NET - (4.8)%	(765,522)
		NET ASSETS - 100.0%	$15,918,557

Abbreviation(s):
ADR	American Depositary Receipt
EUR	EURO
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
421

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $223,819,506.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities is $1,541,200,951 or 9.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
q	In default

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of September 30, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$2,904	EUR	2,471	Bank of America	11/30/20	$3

Abbreviation(s):
EUR	Euro
422

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 –	significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of September 30, 2020, 100% of the value of investments in the Inflation-Linked Bond Account was valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of September 30, 2020, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Government bonds	$—	$308	$—	$308
Equity investments:
Communication services	8,023,983	2,084,420	34	10,108,437
Consumer discretionary	11,125,309	3,937,883	5	15,063,197
Consumer staples	4,643,309	3,018,148	4,267	7,665,724
Energy	1,435,239	1,096,946	676	2,532,861
Financials	8,102,688	4,947,488	674	13,050,850
Health care	11,332,948	3,684,576	254	15,017,778
Industrials	7,219,881	3,876,177	1,248	11,097,306
Information technology	20,671,869	4,548,718	11	25,220,598
Materials	2,332,999	2,544,344	8	4,877,351
Real estate	2,236,449	1,113,161	9,004	3,358,614
Utilities	2,061,551	974,119	—	3,035,670
Short-term investments	—	2,322,566	—	2,322,566
Purchased options**	507	—	—	507
Written options**	(3,332)	—	—	(3,332)
Futures contracts**	(7,883)	—	—	(7,883)
Forward foreign currency contracts**	—	511	—	511
Total	$79,175,517	$34,149,365	$16,181	$113,341,063

423

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Global Equities
Equity investments:
Asia	$507,834	$2,532,891	$80	$3,040,805
Europe	118,910	3,027,741	—	3,146,651
North America	11,648,255	353,040	—	12,001,295
All other equity investments*	275,858	2,226,146	5	2,502,009
Short-term investments	—	205,956	—	205,956
Purchased options**	108	—	—	108
Written options**	(2,215)	—	—	(2,215)
Futures contracts**	(1,293)	—	—	(1,293)
Total	$12,547,457	$8,345,774	$85	$20,893,316
Growth
Equity investments:
Communication services	$4,733,428	$240,937	$—	$4,974,365
Consumer discretionary	5,266,402	382,560	—	5,648,962
Consumer staples	1,061,383	116,525	—	1,177,908
Health care	4,112,681	919,837	—	5,032,518
Industrials	1,661,880	146,998	—	1,808,878
Information technology	11,863,673	378,954	—	12,242,627
All other equity investments*	1,569,608	—	—	1,569,608
Short-term investments	74,658	104,772	—	179,430
Total	$30,343,713	$2,290,583	$—	$32,634,296
Equity Index
Equity investments:
Financials	$1,910,130	$—	$5	$1,910,135
Health care	2,806,470	—	35	2,806,505
Materials	539,816	—	—	539,816
All other equity investments*	14,046,043	126	—	14,046,169
Short-term investments	122,037	70,284	—	192,321
Futures contracts**	(503)	—	—	(503)
Total	$19,423,993	$70,410	$40	$19,494,443
Bond Market
Bank loan obligations	$—	$117,779	$—	$117,779
Corporate bonds	—	6,039,819	—	6,039,819
Government bonds	—	5,644,807	1,575	5,646,382
Structured assets	—	2,471,818	17,627	2,489,445
Common stocks	214	—	—	214
Preferred stocks	17,749	—	—	17,749
Short-term investments	—	1,716,107	—	1,716,107
Forward foreign currency contracts**	—	(1,194)	—	(1,194)
Credit default swap contracts**	—	(202)	—	(202)
Total	$17,963	$15,988,934	$19,202	$16,026,099

424

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Social Choice
Bank loan obligations	$—	$10,886	$—	$10,886
Corporate bonds	—	2,573,107	—	2,573,107
Government bonds	—	3,189,927	8,593	3,198,520
Structured assets	—	528,766	6,400	535,166
Equity investments:
Communication services	581,803	123,656	—	705,459
Consumer discretionary	769,984	294,372	—	1,064,356
Consumer staples	414,197	310,376	—	724,573
Energy	136,187	104,124	—	240,311
Financials	689,235	487,840	3	1,177,078
Health care	1,007,711	358,584	—	1,366,295
Industrials	616,315	362,699	—	979,014
Information technology	1,667,330	236,628	—	1,903,958
Materials	192,994	267,258	—	460,252
Real estate	238,640	96,545	—	335,185
Utilities	210,940	123,480	—	334,420
Short-term investments	143,010	932,489	—	1,075,499
Forward foreign currency contracts**	—	3	—	3
Total	$6,668,346	$10,000,740	$14,996	$16,684,082

*	For detailed categories, see the accompanying Schedules of Investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

(A10944-D 11/20)

425